UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07725

SEASONS SERIES TRUST
(Exact name of registrant as specified in charter)

1 SunAmerica Center, Los Angeles, CA			90067-6022
(Address of principal executive offices)			(Zip code)

John T. Genoy Senior Vice President SunAmerica Asset Management Corp. Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(201) 324-6414

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2012

Item 1. Reports to Stockholders

SEASONS SERIES TRUST

SEMI-ANNUAL REPORT
SEPTEMBER 30, 2012

Table of Contents

Shareholder Letter	1
Expense Example	3
Seasons Strategies
Multi-Managed Growth Portfolio	6
Multi-Managed Moderate Growth Portfolio	30
Multi-Managed Income/Equity Portfolio	56
Multi-Managed Income Portfolio	82
Asset Allocation: Diversified Growth Portfolio	108
Stock Portfolio	154
Seasons Select
Large Cap Growth Portfolio	159
Large Cap Value Portfolio	166
Mid Cap Growth Portfolio	176
Mid Cap Value Portfolio	189
Small Cap Portfolio	202
International Equity Portfolio	216
Diversified Fixed Income Portfolio	228
Real Return Portfolio	260
Cash Management Portfolio	264
Seasons Focused
Focus Growth Portfolio	269
Focus Value Portfolio	272
Seasons Managed Allocation
Allocation Growth Portfolio	275
Allocation Moderate Growth Portfolio	277
Allocation Moderate Portfolio	279
Allocation Balanced Portfolio	281
Statements of Assets and Liabilities	284
Statements of Operations	292
Statements of Changes in Net Assets	296
Notes to Financial Statements	303
Financial Highlights	345
Approval of Advisory Contracts	359

Dear Investor:

We are pleased to present the semiannual report for the Seasons Series Trust, the underlying investment for the Seasons family of variable annuities issued by SunAmerica Annuity and Life Assurance Company and The United States Life Insurance Company in the City of New York. This report contains the investment information and the financial statements of the Seasons Series Trust portfolios for the reporting period ended September 30, 2012.

If you have any questions regarding your variable annuity, please contact your investment representative, or you may contact us directly at 1-800-445-SUN2.

Thank you for the confidence you place in us with your retirement assets, and we look forward to reporting to you once again in six months.

Sincerely,

Jana Waring Greer
President and CEO,
SunAmerica Annuity and Life Assurance Company
President, SunAmerica Retirement Markets,
The United States Life Insurance Company in the City of New York

November 1, 2012

Note: All performance figures quoted are for the Seasons Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

See reverse side for additional information.

Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Investments in real estate investment trusts (REITs) involve risks such as refinancing, economic conditions in the real estate industry, changes in property values, dependency on real estate management, and other risks associated with a concentration in one sector or geographic region. Investments in securities related to gold and other precious metals and minerals are speculative and impacted by a host of worldwide economic, financial and political factors.

Investments in debt securities are subject to credit risk (i.e., the risk that an issuer might not pay interest when due or repay principal at maturity of the obligation). Investments in lower-rated bonds and "junk bonds" are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer's creditworthiness.

Investments in derivatives are subject to heightened risk; gains or losses from non-hedging positions may be substantially greater than the cost of the position. Active trading may result in high portfolio turnover and correspondingly greater transaction costs for the portfolio and underlying portfolios.

There can be no assurance that the Portfolios will meet their investment objectives. A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

Investments are not guaranteed or endorsed by any bank, is not a deposit or obligation of any bank, and is not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

* Not FDIC or NCUA/NCUSIF Insured
* May Lose Value * No Bank of Credit Union Guarantee
* Not a Deposit * Not insured by any Federal Government Agency

SEASONS SERIES TRUST
EXPENSE EXAMPLE  September 30, 2012

  (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the Seasons Series Trust (the "Trust''), you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at April 1, 2012 and held until September 30, 2012. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts'') offered by life insurance companies affiliated with SunAmerica Asset Management Corp., the Trust's investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your Variable Contract prospectus for more details on the fees associated with the variable contract.

Actual Expenses

The "Actual'' section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended September 30, 2012'' to estimate the expenses you paid on your account during this period. The "Expenses Paid During the six months ended September 30, 2012'' column and the "Expense Ratio as of September 30, 2012'' column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended September 30, 2012'' would have been higher and the "Ending Account Value'' would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical'' section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During the six months ended September 30, 2012'' column and the "Expense Ratio as of September 30, 2012'' column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During the six months ended September 30, 2012'' would have been higher and the "Ending Account Value'' would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the "Hypothetical'' example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

SEASONS SERIES TRUST
EXPENSE EXAMPLE — (continued)  September 30, 2012

  (unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at April 1, 2012	Ending Account Value Using Actual Return at September 30, 2012	Expenses Paid During the Six Months Ended September 30, 2012*	Beginning Account Value at April 1, 2012	Ending Account Value Using a Hypothetical 5% Assumed Return at September 30, 2012	Expenses Paid During the Six Months Ended September 30, 2012*	Expense Ratio as of September 30, 2012*
Multi-Managed Growth
Class 1	$1,000.00	$1,015.48	$6.67	$1,000.00	$1,018.45	$6.68	1.32%
Class 2	$1,000.00	$1,014.30	$7.37	$1,000.00	$1,017.75	$7.38	1.46%
Class 3	$1,000.00	$1,014.33	$7.93	$1,000.00	$1,017.20	$7.94	1.57%
Multi-Managed Moderate Growth
Class 1	$1,000.00	$1,021.56	$5.63	$1,000.00	$1,019.50	$5.62	1.11%
Class 2	$1,000.00	$1,020.91	$6.38	$1,000.00	$1,018.75	$6.38	1.26%
Class 3	$1,000.00	$1,020.24	$6.89	$1,000.00	$1,018.25	$6.88	1.36%
Multi-Managed Income/Equity
Class 1	$1,000.00	$1,042.45	$5.63	$1,000.00	$1,019.55	$5.57	1.10%
Class 2	$1,000.00	$1,041.77	$6.40	$1,000.00	$1,018.80	$6.33	1.25%
Class 3	$1,000.00	$1,041.83	$6.91	$1,000.00	$1,018.30	$6.83	1.35%
Multi-Managed Income
Class 1	$1,000.00	$1,044.69	$5.54	$1,000.00	$1,019.65	$5.47	1.08%
Class 2	$1,000.00	$1,043.17	$6.30	$1,000.00	$1,018.90	$6.23	1.23%
Class 3	$1,000.00	$1,042.43	$6.81	$1,000.00	$1,018.40	$6.73	1.33%
Asset Allocation: Diversified Growth#
Class 1	$1,000.00	$1,023.30	$5.27	$1,000.00	$1,019.85	$5.27	1.04%
Class 2	$1,000.00	$1,022.35	$6.03	$1,000.00	$1,019.10	$6.02	1.19%
Class 3	$1,000.00	$1,022.40	$6.54	$1,000.00	$1,018.60	$6.53	1.29%
Stock
Class 1	$1,000.00	$1,006.88	$4.88	$1,000.00	$1,020.21	$4.91	0.97%
Class 2	$1,000.00	$1,006.95	$5.63	$1,000.00	$1,019.45	$5.67	1.12%
Class 3	$1,000.00	$1,005.83	$6.13	$1,000.00	$1,018.95	$6.17	1.22%
Large Cap Growth
Class 1	$1,000.00	$1,031.70	$4.58	$1,000.00	$1,020.56	$4.56	0.90%
Class 2	$1,000.00	$1,031.22	$5.35	$1,000.00	$1,019.80	$5.32	1.05%
Class 3	$1,000.00	$1,030.50	$5.85	$1,000.00	$1,019.30	$5.82	1.15%
Large Cap Value
Class 1	$1,000.00	$1,021.67	$4.56	$1,000.00	$1,020.56	$4.56	0.90%
Class 2	$1,000.00	$1,020.87	$5.32	$1,000.00	$1,019.80	$5.32	1.05%
Class 3	$1,000.00	$1,020.05	$5.82	$1,000.00	$1,019.30	$5.82	1.15%
Mid Cap Growth
Class 1	$1,000.00	$993.93	$5.60	$1,000.00	$1,019.45	$5.67	1.12%
Class 2	$1,000.00	$993.78	$6.35	$1,000.00	$1,018.70	$6.43	1.27%
Class 3	$1,000.00	$992.91	$6.84	$1,000.00	$1,018.20	$6.93	1.37%
Mid Cap Value
Class 1	$1,000.00	$1,003.48	$5.12	$1,000.00	$1,019.95	$5.16	1.02%
Class 2	$1,000.00	$1,002.80	$5.82	$1,000.00	$1,019.25	$5.87	1.16%
Class 3	$1,000.00	$1,002.10	$6.37	$1,000.00	$1,018.70	$6.43	1.27%
Small Cap
Class 1	$1,000.00	$980.35	$5.31	$1,000.00	$1,019.70	$5.42	1.07%
Class 2	$1,000.00	$979.98	$6.01	$1,000.00	$1,019.00	$6.12	1.21%
Class 3	$1,000.00	$979.76	$6.50	$1,000.00	$1,018.50	$6.63	1.31%
International Equity
Class 1	$1,000.00	$977.15	$5.65	$1,000.00	$1,019.35	$5.77	1.14%
Class 2	$1,000.00	$975.84	$6.34	$1,000.00	$1,018.65	$6.48	1.28%
Class 3	$1,000.00	$974.43	$6.83	$1,000.00	$1,018.15	$6.98	1.38%

SEASONS SERIES TRUST
EXPENSE EXAMPLE — (continued)  September 30, 2012

  (unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at April 1, 2012	Ending Account Value Using Actual Return at September 30, 2012	Expenses Paid During the Six Months Ended September 30, 2012*	Beginning Account Value at April 1, 2012	Ending Account Value Using a Hypothetical 5% Assumed Return at September 30, 2012	Expenses Paid During the Six Months Ended September 30, 2012*	Expense Ratio as of September 30, 2012*
Diversified Fixed Income
Class 1	$1,000.00	$1,041.07	$3.79	$1,000.00	$1,021.36	$3.75	0.74%
Class 2	$1,000.00	$1,040.34	$4.55	$1,000.00	$1,020.61	$4.51	0.89%
Class 3	$1,000.00	$1,039.63	$5.06	$1,000.00	$1,020.10	$5.01	0.99%
Real Return
Class 1	$1,000.00	$1,022.44	$3.45	$1,000.00	$1,021.66	$3.45	0.68%
Class 3	$1,000.00	$1,020.49	$4.71	$1,000.00	$1,020.41	$4.71	0.93%
Cash Management
Class 1	$1,000.00	$998.14	$3.11	$1,000.00	$1,021.96	$3.14	0.62%
Class 2	$1,000.00	$998.13	$3.86	$1,000.00	$1,021.21	$3.90	0.77%
Class 3	$1,000.00	$997.18	$4.36	$1,000.00	$1,020.71	$4.41	0.87%
Focus Growth
Class 1	$1,000.00	$981.00	$5.61	$1,000.00	$1,019.40	$5.72	1.13%
Class 2	$1,000.00	$980.63	$6.36	$1,000.00	$1,018.65	$6.48	1.28%
Class 3	$1,000.00	$979.40	$6.85	$1,000.00	$1,018.15	$6.98	1.38%
Focus Value
Class 1	$1,000.00	$1,034.00	$5.91	$1,000.00	$1,019.25	$5.87	1.16%
Class 2	$1,000.00	$1,033.20	$6.63	$1,000.00	$1,018.55	$6.58	1.30%
Class 3	$1,000.00	$1,032.45	$7.13	$1,000.00	$1,018.05	$7.08	1.40%
Allocation Growth
Class 3	$1,000.00	$1,006.07	$0.91	$1,000.00	$1,024.17	$0.91	0.18%
Allocation Moderate Growth
Class 3	$1,000.00	$1,013.74	$0.71	$1,000.00	$1,024.37	$0.71	0.14%
Allocation Moderate
Class 3	$1,000.00	$1,017.48	$0.71	$1,000.00	$1,024.37	$0.71	0.14%
Allocation Balanced
Class 3	$1,000.00	$1,022.28	$0.71	$1,000.00	$1,024.37	$0.71	0.14%

*  Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days divided by 365. These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.

#  During the stated period, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended September 30, 2012" and "Expense Ratios" would have been higher.

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO PROFILE — September 30, 2012 (unaudited)

Industry Allocation*
Repurchase Agreements	5.9%
Computers	5.9
Federal National Mtg. Assoc.	5.3
Medical-Biomedical/Gene	4.9
E-Commerce/Products	4.1
Diversified Financial Services	3.5
United States Treasury Notes	3.0
Multimedia	2.9
Pharmacy Services	2.9
Federal Home Loan Mtg. Corp.	2.6
Retail-Apparel/Shoe	2.5
Transport-Services	2.2
Government National Mtg. Assoc.	2.0
Wireless Equipment	2.0
Commercial Paper	1.9
Diversified Banking Institutions	1.8
Applications Software	1.7
Oil Companies-Exploration & Production	1.7
Enterprise Software/Service	1.6
Industrial Automated/Robotic	1.5
United States Treasury Bonds	1.3
Computers-Memory Devices	1.3
Commercial Services	1.3
Metal Processors & Fabrication	1.2
Medical-Drugs	1.2
Metal-Diversified	1.1
Retail-Jewelry	1.0
Oil Companies-Integrated	1.0
Insurance-Life/Health	0.9
Casino Hotels	0.9
Diversified Manufacturing Operations	0.9
Commercial Services-Finance	0.9
Banks-Super Regional	0.9
Banks-Commercial	0.8
Vitamins & Nutrition Products	0.8
Electronic Components-Misc.	0.7
E-Commerce/Services	0.7
Electronic Components-Semiconductors	0.7
Steel-Producers	0.7
Investment Management/Advisor Services	0.7
Networking Products	0.7
Telephone-Integrated	0.7
Oil-Field Services	0.6
Medical Instruments	0.6
Medical-Hospitals	0.6
Real Estate Investment Trusts	0.6
Brewery	0.6
Electronic Design Automation	0.5
Athletic Footwear	0.5
Computer Aided Design	0.5
Retail-Restaurants	0.5
Electric-Integrated	0.5
Consumer Products-Misc.	0.5
Building & Construction-Misc.	0.5
Oil Field Machinery & Equipment	0.5
Aerospace/Defense-Equipment	0.5
E-Marketing/Info	0.5
Sovereign	0.5
Aerospace/Defense	0.4
Computer Services	0.4
Retail-Automobile	0.4%
Food-Misc./Diversified	0.4
Beverages-Wine/Spirits	0.4
Apparel Manufacturers	0.4
Entertainment Software	0.4
Patient Monitoring Equipment	0.4
Computer Data Security	0.4
Machinery-General Industrial	0.4
Chemicals-Diversified	0.4
Cable/Satellite TV	0.4
Home Furnishings	0.4
Electronic Connectors	0.4
Retail-Vitamins & Nutrition Supplements	0.4
Finance-Investment Banker/Broker	0.4
Cosmetics & Toiletries	0.4
Beverages-Non-alcoholic	0.4
Resorts/Theme Parks	0.3
Web Portals/ISP	0.3
Transport-Rail	0.3
Internet Telephone	0.3
Semiconductor Components-Integrated Circuits	0.3
Municipal Bonds	0.3
Engineering/R&D Services	0.2
Auto-Truck Trailers	0.2
Telecom Services	0.2
Therapeutics	0.2
Medical-HMO	0.2
Airlines	0.2
Retail-Building Products	0.2
Retail-Drug Store	0.2
Retail-Discount	0.2
Insurance-Property/Casualty	0.2
Insurance-Multi-line	0.2
Advertising Agencies	0.2
Tobacco	0.2
Instruments-Controls	0.2
Hotels/Motels	0.2
Computer Software	0.2
Pipelines	0.2
Medical Products	0.1
Cellular Telecom	0.1
Electric Products-Misc.	0.1
Retail-Sporting Goods	0.1
Distribution/Wholesale	0.1
Consulting Services	0.1
Software Tools	0.1
Agricultural Chemicals	0.1
Theaters	0.1
Oil & Gas Drilling	0.1
Metal-Copper	0.1
Advanced Materials	0.1
Auto-Cars/Light Trucks	0.1
Auto-Heavy Duty Trucks	0.1
Communications Software	0.1
Computers-Periphery Equipment	0.1
Trucking/Leasing	0.1
Finance-Consumer Loans	0.1
Paper & Related Products	0.1
Rental Auto/Equipment	0.1
Television	0.1

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO PROFILE — September 30, 2012 (unaudited) (continued)

Industry Allocation*
Containers-Paper/Plastic	0.1%
Insurance-Mutual	0.1
Machinery-Construction & Mining	0.1
Broadcast Services/Program	0.1
Gas-Distribution	0.1
Real Estate Management/Services	0.1
Coal	0.1
Human Resources	0.1
Real Estate Operations & Development	0.1
Diversified Minerals	0.1
Independent Power Producers	0.1
Office Automation & Equipment	0.1
Chemicals-Specialty	0.1
104.6%

*  Calculated as a percentage of net assets

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCK — 70.7%
Advanced Materials — 0.1%
Hexcel Corp.†	3,148	$75,615
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	5,397	60,015
Aerospace/Defense — 0.4%
Boeing Co.	797	55,487
Spirit Aerosystems Holdings, Inc., Class A†	10,988	244,044
		299,531
Aerospace/Defense-Equipment — 0.5%
Triumph Group, Inc.	3,096	193,593
United Technologies Corp.	1,543	120,801
		314,394
Agricultural Chemicals — 0.1%
Monsanto Co.	784	71,360
Mosaic Co.	225	12,962
		84,322
Airlines — 0.1%
Hawaiian Holdings, Inc.†	12,994	72,636
Apparel Manufacturers — 0.4%
Coach, Inc.	590	33,052
Prada SpA	36,000	269,278
		302,330
Applications Software — 1.7%
Compuware Corp.†	30,644	303,682
Microsoft Corp.	29,157	868,296
		1,171,978
Athletic Footwear — 0.5%
NIKE, Inc., Class B	3,941	374,040
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co.	6,342	62,532
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	1,712	68,523
Auto-Truck Trailers — 0.2%
Wabash National Corp.†	22,898	163,263
Banks-Commercial — 0.6%
East West Bancorp, Inc.	10,959	231,454
Regions Financial Corp.	4,064	29,301
Signature Bank†	2,399	160,925
		421,680
Banks-Fiduciary — 0.0%
State Street Corp.	269	11,287
Banks-Super Regional — 0.7%
Capital One Financial Corp.	2,240	127,702
Fifth Third Bancorp	2,726	42,280
PNC Financial Services Group, Inc.	1,615	101,907
SunTrust Banks, Inc.	1,863	52,667
US Bancorp	1,880	64,484
Wells Fargo & Co.	2,003	69,164
		458,204
Security Description	Shares	Value (Note 2)
Beverages-Non-alcoholic — 0.4%
Coca-Cola Co.	2,895	$109,807
PepsiCo, Inc.	1,868	132,199
		242,006
Beverages-Wine/Spirits — 0.4%
Pernod-Ricard SA	2,706	303,607
Brewery — 0.5%
Anheuser-Busch InBev NV	3,757	319,464
Building & Construction-Misc. — 0.5%
MasTec, Inc.†	17,173	338,308
Casino Hotels — 0.9%
MGM Resorts International†	51,188	550,271
Wynn Resorts, Ltd.	623	71,919
		622,190
Chemicals-Diversified — 0.4%
Celanese Corp., Series A	1,869	70,854
Dow Chemical Co.	2,698	78,134
E.I. du Pont de Nemours & Co.	286	14,377
LyondellBasell Industries NV, Class A	1,600	82,656
		246,021
Commercial Services — 1.3%
Healthcare Services Group, Inc.	3,676	84,070
HMS Holdings Corp.†	8,326	278,338
Iron Mountain, Inc.	15,079	514,345
		876,753
Commercial Services-Finance — 0.9%
Cardtronics, Inc.†	6,965	207,418
Mastercard, Inc., Class A	876	395,496
		602,914
Communications Software — 0.1%
Velti PLC†	7,645	63,989
Computer Aided Design — 0.5%
Aspen Technology, Inc.†	14,263	368,699
Computer Data Security — 0.4%
Fortinet, Inc.†	12,195	294,387
Computer Services — 0.4%
International Business Machines Corp.	687	142,518
LivePerson, Inc.†	8,607	155,873
		298,391
Computer Software — 0.2%
Cornerstone OnDemand, Inc.†	3,377	103,539
Computers — 5.9%
Apple, Inc.	6,085	4,060,277
Hewlett-Packard Co.	1,124	19,176
		4,079,453
Computers-Memory Devices — 1.3%
EMC Corp.†	31,893	869,722
NetApp, Inc.†	290	9,535
		879,257
Computers-Periphery Equipment — 0.1%
Synaptics, Inc.†	2,652	63,701

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Consulting Services — 0.1%
Advisory Board Co.†	1,754	$83,894
Consumer Products-Misc. — 0.5%
Jarden Corp.	6,599	348,691
Containers-Paper/Plastic — 0.1%
Rock-Tenn Co., Class A	775	55,940
Cosmetics & Toiletries — 0.4%
Colgate-Palmolive Co.	1,077	115,476
Procter & Gamble Co.	2,036	141,217
		256,693
Cruise Lines — 0.0%
Carnival Corp.	483	17,601
Distribution/Wholesale — 0.1%
Watsco, Inc.	1,176	89,129
Diversified Banking Institutions — 0.6%
Bank of America Corp.	6,117	54,013
Citigroup, Inc.	2,293	75,027
Goldman Sachs Group, Inc.	1,645	187,003
JPMorgan Chase & Co.	2,287	92,578
Morgan Stanley	1,946	32,576
		441,197
Diversified Manufacturing Operations — 0.9%
Actuant Corp., Class A	9,976	285,513
Dover Corp.	1,106	65,796
Eaton Corp.	333	15,738
General Electric Co.	3,106	70,537
SPX Corp.	2,567	167,907
		605,491
E-Commerce/Products — 4.1%
Amazon.com, Inc.†	1,647	418,865
eBay, Inc.†	50,071	2,423,937
		2,842,802
E-Commerce/Services — 0.7%
IAC/InterActiveCorp	6,661	346,772
Move, Inc.†	18,403	158,634
		505,406
E-Marketing/Info — 0.5%
ExactTarget, Inc.†	9,136	221,274
Liquidity Services, Inc.†	1,985	99,667
		320,941
Electric Products-Misc. — 0.1%
Emerson Electric Co.	1,913	92,341
Electric-Integrated — 0.3%
Dominion Resources, Inc.	1,357	71,839
Duke Energy Corp.	756	48,989
NextEra Energy, Inc.	673	47,332
PG&E Corp.	904	38,574
		206,734
Electronic Components-Misc. — 0.7%
TE Connectivity, Ltd.	14,964	508,926
Security Description	Shares	Value (Note 2)
Electronic Components-Semiconductors — 0.7%
Broadcom Corp., Class A	1,560	$53,945
Intel Corp.	2,505	56,813
LSI Corp.†	21,670	149,740
Micron Technology, Inc.†	3,934	23,545
Skyworks Solutions, Inc.†	5,885	138,680
Texas Instruments, Inc.	1,937	53,364
		476,087
Electronic Connectors — 0.4%
Amphenol Corp., Class A	4,467	263,017
Electronic Design Automation — 0.5%
Cadence Design Systems, Inc.†	29,322	377,228
Engineering/R&D Services — 0.2%
Fluor Corp.	1,222	68,774
Shaw Group, Inc.†	2,212	96,488
		165,262
Enterprise Software/Service — 1.6%
Informatica Corp.†	590	20,538
Oracle Corp.	25,763	811,277
Proofpoint, Inc.†	12,625	187,481
Ultimate Software Group, Inc.†	844	86,172
		1,105,468
Entertainment Software — 0.4%
Activision Blizzard, Inc.	320	3,609
Glu Mobile, Inc.†	30,136	139,530
Take-Two Interactive Software, Inc.†	15,253	159,089
		302,228
Finance-Investment Banker/Broker — 0.1%
Evercore Partners, Inc., Class A	3,050	82,350
Food-Misc./Diversified — 0.3%
Annie's, Inc.†	3,903	175,010
Kellogg Co.	1,027	53,055
		228,065
Home Furnishings — 0.4%
Select Comfort Corp.†	8,404	265,146
Hotels/Motels — 0.2%
Hyatt Hotels Corp., Class A†	699	28,065
Marriott International, Inc., Class A	1,134	44,340
Starwood Hotels & Resorts Worldwide, Inc.	615	35,645
		108,050
Human Resources — 0.1%
Monster Worldwide, Inc.†	5,713	41,876
Industrial Automated/Robotic — 1.5%
FANUC Corp.	6,600	1,063,916
Instruments-Controls — 0.2%
Honeywell International, Inc.	1,839	109,880
Insurance-Life/Health — 0.9%
Prudential Financial, Inc.	1,556	84,817
Prudential PLC	41,674	539,371
		624,188
Insurance-Multi-line — 0.1%
MetLife, Inc.	1,693	58,341

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Insurance-Property/Casualty — 0.1%
Chubb Corp.	1,009	$76,967
Insurance-Reinsurance — 0.0%
RenaissanceRe Holdings, Ltd.	393	30,277
Internet Telephone — 0.3%
BroadSoft, Inc.†	4,614	189,266
Investment Management/Advisor Services — 0.7%
Affiliated Managers Group, Inc.†	2,795	343,785
Franklin Resources, Inc.	181	22,638
T. Rowe Price Group, Inc.	1,718	108,749
		475,172
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	510	43,880
Machinery-General Industrial — 0.4%
Chart Industries, Inc.†	3,848	284,175
Medical Instruments — 0.6%
Endologix, Inc.†	13,086	180,848
St. Jude Medical, Inc.	1,668	70,273
Volcano Corp.†	4,563	130,365
		381,486
Medical Products — 0.1%
Baxter International, Inc.	1,493	89,968
Medical-Biomedical/Gene — 4.8%
Ariad Pharmaceuticals, Inc.†	4,586	111,096
Celgene Corp.†	26,925	2,057,070
Cubist Pharmaceuticals, Inc.†	7,031	335,238
Gilead Sciences, Inc.†	5,146	341,334
Vertex Pharmaceuticals, Inc.†	8,523	476,862
		3,321,600
Medical-Drugs — 1.1%
Abbott Laboratories	1,424	97,630
Eli Lilly & Co.	1,276	60,495
Jazz Pharmaceuticals PLC†	3,116	177,643
Johnson & Johnson	2,351	162,007
Merck & Co., Inc.	2,118	95,522
Pfizer, Inc.	5,849	145,348
		738,645
Medical-HMO — 0.1%
UnitedHealth Group, Inc.	1,583	87,714
Medical-Hospitals — 0.5%
Universal Health Services, Inc., Class B	7,007	320,430
Metal Processors & Fabrication — 1.2%
Precision Castparts Corp.	4,894	799,386
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	1,964	77,735
Metal-Diversified — 1.1%
Turquoise Hill Resources, Ltd.†	89,772	761,267
Metal-Iron — 0.0%
Cliffs Natural Resources, Inc.	785	30,717
Security Description	Shares	Value (Note 2)
Multimedia — 2.5%
News Corp., Class A	64,727	$1,587,753
Time Warner, Inc.	963	43,653
Walt Disney Co.	1,705	89,137
		1,720,543
Networking Products — 0.7%
Cisco Systems, Inc.	2,625	50,111
NETGEAR, Inc.†	2,485	94,778
Palo Alto Networks, Inc.†	1,236	76,101
Procera Networks, Inc.†	10,053	236,245
		457,235
Oil Companies-Exploration & Production — 1.5%
Anadarko Petroleum Corp.	1,218	85,163
Apache Corp.	652	56,378
Cabot Oil & Gas Corp.	815	36,593
Continental Resources, Inc.†	583	44,833
Devon Energy Corp.	561	33,940
EOG Resources, Inc.	373	41,795
EQT Corp.	407	24,013
Noble Energy, Inc.	305	28,276
Occidental Petroleum Corp.	1,163	100,088
Range Resources Corp.	587	41,014
Rex Energy Corp.†	15,736	210,076
Southwestern Energy Co.†	1,172	40,762
Triangle Petroleum Corp.†	36,363	260,359
		1,003,290
Oil Companies-Integrated — 0.8%
Chevron Corp.	1,423	165,865
Exxon Mobil Corp.	1,894	173,207
Hess Corp.	1,699	91,270
Marathon Petroleum Corp.	593	32,372
Suncor Energy, Inc.	1,905	62,579
		525,293
Oil Field Machinery & Equipment — 0.5%
Dril-Quip, Inc.†	3,910	281,051
National Oilwell Varco, Inc.	710	56,878
		337,929
Oil-Field Services — 0.6%
Hornbeck Offshore Services, Inc.†	1,811	66,373
Schlumberger, Ltd.	4,806	347,618
Weatherford International, Ltd.†	1,889	23,953
		437,944
Patient Monitoring Equipment — 0.4%
Insulet Corp.†	13,729	296,272
Pharmacy Services — 2.8%
Catamaran Corp.†	590	57,802
Express Scripts Holding Co.†	30,082	1,885,239
		1,943,041
Real Estate Investment Trusts — 0.1%
Host Hotels & Resorts, Inc.	2,376	38,135
Rental Auto/Equipment — 0.1%
Hertz Global Holdings, Inc.†	3,270	44,897

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Resort/Theme Parks — 0.3%
Vail Resorts, Inc.	4,068	$234,520
Retail-Apparel/Shoe — 2.5%
Aeropostale, Inc.†	4,151	56,163
ANN, Inc.†	6,058	228,568
Limited Brands, Inc.	25,741	1,268,002
PVH Corp.	305	28,584
Urban Outfitters, Inc.†	3,330	125,075
		1,706,392
Retail-Automobile — 0.4%
Penske Automotive Group, Inc.	10,153	305,504
Retail-Building Products — 0.2%
Home Depot, Inc.	2,431	146,759
Retail-Discount — 0.1%
Target Corp.	1,155	73,308
Wal-Mart Stores, Inc.	333	24,575
		97,883
Retail-Drug Store — 0.1%
CVS Caremark Corp.	1,751	84,783
Retail-Jewelry — 1.0%
Cie Financiere Richemont SA, Class A	11,572	693,951
Retail-Regional Department Stores — 0.0%
Macy's, Inc.	350	13,167
Retail-Restaurants — 0.5%
Arcos Dorados Holdings, Inc., Class A	5,720	88,260
Domino's Pizza, Inc.	4,085	154,004
Ignite Restaurant Group, Inc.†	7,564	105,442
		347,706
Retail-Sporting Goods — 0.1%
Dick's Sporting Goods, Inc.	1,744	90,426
Retail-Vitamins & Nutrition Supplements — 0.4%
GNC Holdings, Inc., Class A	6,691	260,748
Semiconductor Components-Integrated Circuits — 0.3%
QUALCOMM, Inc.	2,891	180,659
Software Tools — 0.1%
VMware, Inc., Class A†	886	85,712
Steel-Producers — 0.6%
Carpenter Technology Corp.	6,946	363,414
Reliance Steel & Aluminum Co.	805	42,142
United States Steel Corp.	1,668	31,809
		437,365
Telephone-Integrated — 0.4%
AT&T, Inc.	1,931	72,799
CenturyLink, Inc.	1,914	77,325
Verizon Communications, Inc.	1,965	89,545
		239,669
Theaters — 0.1%
Cinemark Holdings, Inc.	3,605	80,860
Therapeutics — 0.2%
BioMarin Pharmaceutical, Inc.†	3,800	153,026
Tobacco — 0.1%
Altria Group, Inc.	1,969	65,745
Security Description	Shares/ Principal Amount(12)	Value (Note 2)
Transport-Rail — 0.3%
Union Pacific Corp.	1,550	$183,985
Transport-Services — 2.2%
C.H. Robinson Worldwide, Inc.	7,921	463,775
Hub Group, Inc., Class A†	5,382	159,738
United Parcel Service, Inc., Class B	12,692	908,366
		1,531,879
Vitamins & Nutrition Products — 0.8%
Mead Johnson Nutrition Co.	7,594	556,488
Web Portals/ISP — 0.3%
Google, Inc., Class A†	289	218,051
Wireless Equipment — 2.0%
Aruba Networks, Inc.†	2,716	61,069
Crown Castle International Corp.†	14,281	915,412
SBA Communications Corp., Class A†	6,034	379,539
		1,356,020
Total Common Stock (cost $37,511,247)		48,874,479
PREFERRED STOCK — 0.0%
Banks-Super Regional — 0.0%
US Bancorp FRS Series A 3.50%	21	18,060
Finance-Investment Banker'/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†	6,000	1
Finance-Mortgage Loan/Banker — 0.0%
Federal Home Loan Mtg. Corp. FRS Series Z 8.38%	300	255
Total Preferred Stock (cost $19,330)		18,316
ASSET BACKED SECURITIES — 3.2%
Diversified Financial Services — 3.2%
AmeriCredit Automobile Receivables Trust, Series 2010-3, Class C 3.34% due 04/08/2016	$30,000	31,333
AmeriCredit Automobile Receivables Trust, Series 2010-A, Class A3 3.51% due 07/06/2017	58,445	60,118
AmeriCredit Automobile Receivables Trust, Series 2010-2, Class C 4.52% due 10/08/2015	20,000	20,778
AmeriCredit Automobile Receivables Trust, Series 2010-1, Class C 5.19% due 08/17/2015	20,000	21,035
Avis Budget Rental Car Funding AESOP LLC, Series 2009-2A, Class A 5.68% due 02/20/2014*	83,333	84,302
Banc of America Commercial Mtg., Inc., VRS Series 2007-3, Class A4 5.73% due 02/10/2051(4)	40,000	47,262
Bear Stearns Adjustable Rate Mtg. Trust FRS Series 2005-12, Class 12A1 2.75% due 02/25/2036(5)	79,474	61,589

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-PW14, Class A4 5.20% due 12/11/2038(4)	$50,000	$57,615
Bear Stearns Commercial Mtg. Securities, Inc. VRS Series 2007-PW16, Class A4 5.91% due 06/11/2040(4)	40,000	47,179
Cajun Global LLC Series 2011-1A, Class A2 5.96% due 02/20/2041*	14,250	15,246
Citicorp Mtg. Securities, Inc. Series 2006-2, Class 1A8 5.75% due 04/25/2036(5)	966	968
Citigroup Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.89% due 12/10/2049(4)	50,000	58,825
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 2.52% due 03/25/2036(5)	54,093	43,938
Citigroup/Deutsche Bank Commercial Mtg. Trust, VRS Series 2007-CD5, Class A4 5.89% due 11/15/2044(4)	40,000	47,331
Commercial Mtg. Pass Through Certs. Series 2012-CR2, Class A2 2.03% due 08/15/2045(4)	16,681	17,305
Commercial Mtg. Pass Through Certs. VRS Series 2006-C7, Class A4 5.75% due 06/10/2046(4)	50,000	57,057
Countrywide Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.39% due 01/25/2037(5)	48,091	33,193
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(5)	25,000	25,000
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-12, Class 2A4 5.50% due 05/25/2035(5)	170	172
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-29, Class A1 5.75% due 12/25/2035(5)	32,328	29,897
Countrywide Home Loan Mtg. Pass Through Trust, Series 2006-14, Class A3 6.25% due 09/25/2036(5)	2,009	1,968
First Horizon Alternative Mtg.Securities FRS Series 2005-AA3, Class 3A1 2.62% due 05/25/2035(5)	76,735	64,861
Ford Credit Floorplan Master Owner Trust Series 2010-3, Class A1 4.20% due 02/15/2017*	50,000	53,852
GMAC Commercial Mtg. Securities, Inc. VRS Series 2006-C1, Class A4 5.24% due 11/10/2045(4)	105,000	116,508
GS Mtg. Securities Corp. II, VRS Series 2010-C2, Class A2 5.16% due 12/10/2043*(4)	100,000	120,666
GS Mtg. Securities Corp. II VRS Series 2004-GG2, Class A6 5.40% due 08/10/2038(4)	150,000	160,602
Security Description	Principal Amount(12)	Value (Note 2)
Diversified Financial Services (continued)
GS Mtg. Securities Corp. II FRS Series 2007-EOP, Class L 5.46% due 03/06/2020*(4)	$45,000	$45,018
GS Mtg. Securities Corp. II VRS Series 2006-GG6, Class A4 5.55% due 04/10/2038(4)	30,000	34,075
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A1 2.71% due 01/25/2036(5)	38,862	32,881
GSR Mtg. Loan Trust FRS Series 2007-AR1, Class 2A1 2.79% due 03/25/2047(5)	15,349	11,586
GSR Mtg. Loan Trust FRS Series 2005-AR2, Class 1A2 2.92% due 04/25/2035(5)	23,396	20,241
Hertz Vehicle Financing LLC Series 2010-1A, Class A2 3.74% due 02/25/2017*	11,000	11,909
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.76% due 05/25/2035(5)	34,608	28,370
LB-UBS Commercial Mtg. Trust, Series 2007-C2, Class A3 5.43% due 02/15/2040(4)	50,000	57,198
LB-UBS Commercial Mtg. Trust VRS Series2008-C1, Class A2 6.33% due 04/15/2041(4)	25,000	30,283
Merrill Lynch Mtg. Investors Trust FRS Series 2007-MLN1, Class A2A 0.33% due 03/25/2037	13,241	9,145
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A1, Class 2A1 2.63% due 12/25/2034(5)	29,799	29,778
Morgan Stanley Capital I, Series 2005-HQ6, Class A4A 4.99% due 08/13/2042(4)	50,000	55,090
Morgan Stanley Capital I VRS Series 2007-T25, Class A3 5.51% due 11/12/2049(4)	50,000	57,989
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/2037(5)	33,240	30,032
MortgageIT Trust FRS Series 2005-4, Class A1 0.50% due 10/25/2035(5)	89,018	72,220
New Century Home Equity Loan Trust VRS Series 2004-A, Class AII9 5.01% due 08/25/2034	4,088	4,000
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.32% due 02/25/2037	15,928	9,723
Santander Drive Auto Receivables Trust, Series 2011-1, Class C 3.11% due 05/16/2016	30,000	30,929
Santander Drive Auto Receivables Trust, Series 2010-2, Class C 3.89% due 07/17/2017	25,000	25,962

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR3, Class A2A 0.29% due 04/25/2037	$82,603	$37,327
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.35% due 05/25/2037	42,679	22,623
Sequoia Mtg. Trust FRS Series 2007-1, Class 2A1 2.69% due 02/20/2047(5)	61,865	52,931
SNAAC Auto Receivables Trust Series 2012-1A, Class A 1.78% due 06/15/2016*	8,712	8,728
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A2 2.11% due 05/10/2063(4)	11,636	12,147
Volvo Financial Equipment LLC Series 2012-1A, Class B 1.51% due 08/15/2017*	5,000	5,059
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 6.17% due 06/15/2045(4)	19,000	21,219
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR2, Class 2A2 2.61% due 03/25/2035(5)	61,333	60,436
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-BB, Class A2 2.62% due 01/25/2035(5)	81,987	79,835
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR14, Class 2A1 2.62% due 10/25/2036(5)	34,867	29,647
Total Asset Backed Securities (cost $2,078,976)		2,204,981
U.S. CORPORATE BONDS & NOTES — 7.2%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 4.00% due 03/15/2022	3,000	3,143
Interpublic Group of Cos., Inc. Senior Notes 6.25% due 11/15/2014	61,000	65,880
		69,023
Advertising Services — 0.0%
Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	3,000	2,970
Aerospace/Defense — 0.0%
Esterline Technologies Corp. Company Guar. Notes 7.00% due 08/01/2020	10,000	11,100
Lockheed Martin Corp. Senior Notes 4.25% due 11/15/2019	9,000	10,186
Lockheed Martin Corp. Senior Notes 6.15% due 09/01/2036	6,000	7,780
		29,066
Security Description	Principal Amount(12)	Value (Note 2)
Aerospace/Defense-Equipment — 0.0%
BE Aerospace, Inc. Senior Notes 6.88% due 10/01/2020	$10,000	$11,100
Airlines — 0.1%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/2019	1,786	1,804
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/2015	13,483	11,663
Continental Airlines, Inc. Pass Through Certs. Series 2012-2, Class A 4.00% due 04/29/2026	15,000	15,356
Continental Airlines, Inc. Pass Through Certs. Series 1998-1, Class A 6.65% due 03/15/2019	7,868	8,497
Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class B 6.90% due 04/19/2022	19,078	20,080
Continental Airlines, Inc. Pass Through Certs. Series 2009-2, Class A 7.25% due 11/10/2019	22,544	25,756
		83,156
Auto-Cars/Light Trucks — 0.0%
Ford Motor Co. Senior Notes 7.40% due 11/01/2046	5,000	6,000
Banks-Commercial — 0.2%
Associated Banc-Corp. Senior Notes 5.13% due 03/28/2016	13,000	14,273
HSBC USA, Inc. Senior Notes 2.38% due 02/13/2015	100,000	102,944
KeyBank NA Sub. Notes 7.41% due 10/15/2027	4,000	4,436
Regions Bank Sub. Notes 7.50% due 05/15/2018	5,000	5,900
Zions Bancorp. Senior Notes 4.50% due 03/27/2017	11,000	11,355
		138,908
Banks-Fiduciary — 0.0%
Bank of New York Mellon Corp. Senior Notes 1.20% due 02/20/2015	7,000	7,094

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Money Center — 0.0%
Chase Capital III FRS Ltd. Guar. Notes 0.97% due 03/01/2027	$10,000	$7,652
Comerica Bank Sub. Notes 5.20% due 08/22/2017	7,000	7,967
		15,619
Banks-Mortgage — 0.0%
Provident Funding Associates LP/ PFG Finance Corp. Senior Sec. Notes 10.25% due 04/15/2017*	10,000	10,750
Banks-Super Regional — 0.2%
Capital One Capital VI Ltd. Guar. Notes 8.88% due 05/15/2040	5,000	5,084
Capital One Financial Corp. FRS Senior Notes 1.61% due 07/15/2014	5,000	5,035
Capital One Financial Corp. Senior Notes 2.15% due 03/23/2015	9,000	9,228
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/2016	15,000	17,122
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/2020	6,000	7,291
SunTrust Banks, Inc. Senior Notes 3.60% due 04/15/2016	35,000	37,393
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/2026	1,000	1,043
US Bancorp Senior Notes 1.65% due 05/15/2017	6,000	6,142
Wachovia Corp. Senior Notes 5.75% due 02/01/2018	17,000	20,529
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/2018(6)	5,000	5,744
		114,611
Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Bonds 8.20% due 01/15/2039	15,000	25,060
Molson Coors Brewing Co. Company Guar. Notes 3.50% due 05/01/2022	5,000	5,298
		30,358
Security Description	Principal Amount(12)	Value (Note 2)
Broadcast Services/Program — 0.1%
Liberty Media LLC Senior Notes 8.25% due 02/01/2030	$15,000	$15,825
Nexstar Broadcasting, Inc./ Mission Broadcasting, Inc. Sec. Notes 8.88% due 04/15/2017	3,000	3,263
Turner Broadcasting, Inc. Company Guar. Notes 8.38% due 07/01/2013	30,000	31,713
		50,801
Building Products-Wood — 0.0%
Masco Corp. Senior Notes 6.13% due 10/03/2016	15,000	16,509
Masco Corp. Bonds 6.50% due 08/15/2032	5,000	5,178
		21,687
Building-Residential/Commercial — 0.0%
Standard Pacific Corp. Company Guar. Notes 8.38% due 05/15/2018	5,000	5,769
Cable/Satellite TV — 0.4%
AT&T Broadband Company Guar. Notes 8.38% due 03/15/2013	55,000	56,954
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	15,000	16,050
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.63% due 01/31/2022	20,000	21,850
Comcast Corp. Company Guar. Notes 5.65% due 06/15/2035	5,000	5,855
COX Communications, Inc. Senior Notes 5.45% due 12/15/2014	30,000	32,994
COX Communications, Inc. Senior Notes 8.38% due 03/01/2039*	10,000	15,225
CSC Holdings LLC Senior Notes 7.63% due 07/15/2018	10,000	11,525
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 3.80% due 03/15/2022	20,000	20,581
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 5.20% due 03/15/2020	10,000	11,368
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	21,000	22,890

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
TCI Communications, Inc. Senior Notes 7.13% due 02/15/2028	$5,000	$6,565
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042	20,000	19,946
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/2040	25,000	29,399
		271,202
Casino Hotels — 0.0%
CityCenter Holdings LLC/ CityCenter Finance Corp. Sec. Notes 10.75% due 01/15/2017(7)	5,900	6,298
Harrah's Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/2017	5,000	5,375
Station Casinos LLC Company Guar. Notes 3.66% due 06/18/2018*(8)	5,000	4,313
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 1st. Mtg. Notes 7.75% due 08/15/2020	5,000	5,562
		21,548
Cellular Telecom — 0.1%
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/2014	55,000	58,503
Cricket Communications, Inc. Senior Sec. Notes 7.75% due 05/15/2016	20,000	21,100
Nextel Communications, Inc. Company Guar. Notes 7.38% due 08/01/2015	1,000	1,004
Sprint Nextel Corp. Senior Notes 7.00% due 08/15/2020	5,000	5,200
Sprint Nextel Corp. Company Guar. Notes 9.00% due 11/15/2018*	5,000	6,000
		91,807
Chemicals-Diversified — 0.0%
Dow Chemical Co. Senior Notes 4.25% due 11/15/2020	25,000	27,506
Chemicals-Specialty — 0.1%
Cytec Industries, Inc. Senior Notes 4.60% due 07/01/2013	12,000	12,230
Eastman Chemical Co. Senior Notes 7.25% due 01/15/2024	9,000	12,086
Security Description	Principal Amount(12)	Value (Note 2)
Chemicals-Specialty (continued)
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	$5,000	$6,939
		31,255
Coal — 0.1%
CONSOL Energy, Inc. Company Guar. Notes 8.25% due 04/01/2020	5,000	5,238
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/2020	25,000	25,562
Peabody Energy Corp. Company Guar. Notes 7.38% due 11/01/2016	10,000	11,325
		42,125
Computer Services — 0.0%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/2015	6,000	6,448
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/2015*	5,000	5,188
International Business Machines Corp. Senior Notes 6.22% due 08/01/2027	10,000	13,733
		25,369
Consulting Services — 0.0%
Verisk Analytics, Inc. Company Guar. Notes 4.13% due 09/12/2022	2,000	2,032
Containers-Metal/Glass — 0.0%
Crown Americas LLC/Crown Americas Capital Corp. III Company Guar. Notes 6.25% due 02/01/2021	5,000	5,575
Data Processing/Management — 0.0%
Audatex North America, Inc. Company Guar. Notes 6.75% due 06/15/2018*	5,000	5,338
Diversified Banking Institutions — 1.1%
BAC Capital Trust XIII FRS Ltd. Guar. Notes 4.00% due 10/29/2012(6)	27,000	20,805
Bank of America Corp. Senior Notes 4.90% due 05/01/2013	15,000	15,348
Bank of America Corp. Senior Notes 5.65% due 05/01/2018	15,000	17,103
Bank of America Corp. Senior Notes 5.75% due 12/01/2017	10,000	11,505
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	15,000	17,305

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Bank of America Corp. Senior Notes 6.00% due 09/01/2017	$75,000	$86,751
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025	2,000	2,271
Citigroup, Inc. Senior Notes 4.45% due 01/10/2017	30,000	32,951
Citigroup, Inc. Sub. Notes 5.50% due 02/15/2017	7,000	7,753
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	9,000	9,505
Citigroup, Inc. Notes 8.50% due 05/22/2019	70,000	92,575
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/2017	25,000	27,553
Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/2027	65,000	68,078
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	10,000	11,672
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	11,000	11,784
Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/2019	25,000	31,005
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	30,000	30,417
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	25,000	27,315
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	10,000	11,022
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/2014	45,000	48,285
JPMorgan Chase & Co. Sub. Notes 6.13% due 06/27/2017	11,000	12,951
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/2018(6)	5,000	5,679
JPMorgan Chase Capital XXIII FRS Ltd. Guar. Bonds 1.43% due 05/15/2077	3,000	2,131
Morgan Stanley Senior Notes 5.50% due 07/28/2021	7,000	7,661
Security Description	Principal Amount(12)	Value (Note 2)
Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 5.75% due 01/25/2021	$100,000	$109,765
Morgan Stanley Senior Notes 6.38% due 07/24/2042	6,000	6,608
		725,798
Diversified Financial Services — 0.3%
Associates Corp. of North America Senior Notes 6.95% due 11/01/2018	10,000	12,024
General Electric Capital Corp. Senior Notes 3.15% due 09/07/2022	25,000	25,112
General Electric Capital Corp. Sub. Notes 5.30% due 02/11/2021	35,000	40,165
General Electric Capital Corp. Senior Notes 5.63% due 05/01/2018	25,000	29,482
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	36,000	42,900
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	32,000	40,993
		190,676
Diversified Manufacturing Operations — 0.0%
General Electric Co. Senior Notes 5.25% due 12/06/2017	6,000	7,099
Textron, Inc. Senior Notes 4.63% due 09/21/2016	13,000	14,092
		21,191
E-Commerce/Services — 0.0%
NetFlix, Inc. Company Guar. Notes 8.50% due 11/15/2017	5,000	5,325
Electric-Generation — 0.0%
AES Corp. Senior Notes 8.00% due 06/01/2020	10,000	11,625
Allegheny Energy Supply Co. LLC Senior Notes 6.75% due 10/15/2039*	13,000	13,727
		25,352
Electric-Integrated — 0.2%
CMS Energy Corp. Senior Notes 2.75% due 05/15/2014	8,000	8,115
Commonwealth Edison Co. 1st Mtg. Notes 3.80% due 10/01/2042	2,000	2,023

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	$12,000	$13,890
Duke Energy Carolinas LLC 1st Mtg. Notes 4.00% due 09/30/2042	4,000	4,080
Duke Energy Indiana, Inc. 1st Mtg. Notes 4.20% due 03/15/2042	3,000	3,069
Edison International Senior Notes 3.75% due 09/15/2017	21,000	22,557
Entergy Corp. Senior Notes 3.63% due 09/15/2015	24,000	25,247
Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/2022*	16,000	16,929
Exelon Generation Co. LLC Senior Notes 5.60% due 06/15/2042*	8,000	8,588
Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/2041	4,000	4,381
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	3,000	3,217
Georgia Power Co. Senior Notes 4.30% due 03/15/2042	2,000	2,134
Great Plains Energy, Inc. Senior Notes 5.29% due 06/15/2022	4,000	4,485
Northern States Power Co. 1st Mtg. Notes 3.40% due 08/15/2042	4,000	3,843
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	15,000	19,845
		142,403
Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc. Senior Notes 5.63% due 12/15/2020	5,000	5,350
Electronic Components-Semiconductors — 0.0%
National Semiconductor Corp. Senior Notes 6.60% due 06/15/2017	7,000	8,758
Finance-Auto Loans — 0.0%
American Honda Finance Corp. Notes 1.00% due 08/11/2015*	5,000	5,010
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/2018	5,000	5,564
Security Description	Principal Amount(12)	Value (Note 2)
Finance-Auto Loans (continued)
Hyundai Capital America Company Guar. Notes 2.13% due 10/02/2017*	$7,000	$7,001
		17,575
Finance-Commercial — 0.0%
Textron Financial Corp. Senior Notes 5.40% due 04/28/2013	12,000	12,310
Finance-Consumer Loans — 0.1%
SLM Corp. Notes 4.63% due 09/25/2017	9,000	9,129
SLM Corp. Senior Notes 5.63% due 08/01/2033	20,000	18,880
SLM Corp. Notes 6.00% due 01/25/2017	5,000	5,444
SLM Corp. Senior Notes 6.25% due 01/25/2016	20,000	21,700
SLM Corp. Senior Notes 8.45% due 06/15/2018	5,000	5,856
		61,009
Finance-Investment Banker/Broker — 0.3%
Bear Stearns Cos. LLC Sub. Notes 5.55% due 01/22/2017	10,000	11,371
Lazard Group LLC Senior Notes 6.85% due 06/15/2017	40,000	45,144
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	7,000	1,785
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†	7,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†	10,000	1
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/2016	9,000	9,834
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	100,000	106,087
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/2038	3,000	3,767
		177,990

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Leasing Companies — 0.0%
Air Lease Corp. Senior Notes 4.50% due 01/15/2016*	$5,000	$5,000
Boeing Capital Corp. Senior Notes 2.13% due 08/15/2016	8,000	8,402
Boeing Capital Corp. Senior Notes 2.90% due 08/15/2018	4,000	4,388
		17,790
Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. Bonds 1.00% due 02/02/2015	4,000	4,046
SquareTwo Financial Corp. Sec. Notes 11.63% due 04/01/2017	5,000	4,425
		8,471
Food-Misc./Diversified — 0.1%
Cargill, Inc. Senior Notes 4.31% due 05/14/2021*	43,000	47,695
Kraft Foods Group, Inc. Company Guar. Notes 3.50% due 06/06/2022*	25,000	26,415
Kraft Foods, Inc. Senior Notes 6.88% due 01/26/2039	5,000	6,873
		80,983
Gas-Distribution — 0.1%
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/2018	25,000	30,014
Sempra Energy Senior Notes 2.88% due 10/01/2022	9,000	9,108
Southern Union Co. Senior Notes 7.60% due 02/01/2024	6,000	7,613
		46,735
Gas-Transportation — 0.0%
Northern Natural Gas Co. Senior Notes 4.10% due 09/15/2042*	3,000	3,017
Home Furnishings — 0.0%
Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/2015	5,000	5,025
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 7.50% due 02/15/2021	15,000	16,200
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*	5,000	5,463
Security Description	Principal Amount(12)	Value (Note 2)
Independent Power Producers (continued)
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	$5,000	$5,675
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/2020	5,000	5,450
		32,788
Insurance-Life/Health — 0.0%
Lincoln National Corp. Senior Notes 4.85% due 06/24/2021	3,000	3,258
Primerica, Inc. Senior Notes 4.75% due 07/15/2022	5,000	5,303
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/2015	9,000	9,912
Torchmark Corp. Senior Notes 3.80% due 09/15/2022	2,000	2,045
Unum Group Senior Notes 5.75% due 08/15/2042	4,000	4,209
		24,727
Insurance-Multi-line — 0.1%
Hartford Financial Services Group, Inc. Senior Notes 6.30% due 03/15/2018	11,000	12,745
Hartford Financial Services Group, Inc. FRS Jr. Sub. Debentures 8.13% due 06/15/2068	10,000	11,513
MetLife, Inc. Senior Notes 3.05% due 12/15/2022	3,000	3,038
MetLife, Inc. Senior Notes 4.13% due 08/13/2042	4,000	3,938
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/05/2039*	25,000	34,209
		65,443
Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/2014*	5,000	5,252
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	25,000	36,886
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	11,000	11,216
		53,354
Insurance-Property/Casualty — 0.1%
ACE Capital Trust II Ltd. Guar.Notes 9.70% due 04/01/2030	35,000	50,137

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Property/Casualty (continued)
Markel Corp. Senior Notes 4.90% due 07/01/2022	$5,000	$5,283
		55,420
Machinery-Construction & Mining — 0.0%
Caterpillar, Inc. Senior Notes 1.50% due 06/26/2017	8,000	8,169
Machinery-Farming — 0.0%
Case New Holland, Inc. Company Guar. Notes 7.88% due 12/01/2017	10,000	11,725
CNH America LLC Company Guar. Notes 7.25% due 01/15/2016	5,000	5,613
		17,338
Medical Products — 0.0%
Baxter International, Inc. Senior Notes 1.85% due 01/15/2017	3,000	3,105
Baxter International, Inc. Senior Notes 3.65% due 08/15/2042	2,000	1,994
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	7,000	9,630
Fresenius U.S. Finance II Company Guar. Notes 9.00% due 07/15/2015*	5,000	5,763
		20,492
Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 3.88% due 11/15/2021	45,000	48,353
Medical-Drugs — 0.1%
Bristol-Myers Squibb Co. Senior Notes 2.00% due 08/01/2022	7,000	6,806
Johnson & Johnson Notes 5.55% due 08/15/2017	10,000	12,198
Merck & Co., Inc. Senior Notes 1.10% due 01/31/2018	7,000	7,017
Merck & Co., Inc. Senior Notes 2.40% due 09/15/2022	5,000	5,040
Novartis Capital Corp. Company Guar. Notes 3.70% due 09/21/2042	3,000	3,102
		34,163
Security Description	Principal Amount(12)	Value (Note 2)
Medical-Generic Drugs — 0.0%
Watson Pharmaceuticals, Inc. Senior Notes 1.88% due 10/01/2017	$3,000	$3,033
Watson Pharmaceuticals, Inc. Senior Notes 3.25% due 10/01/2022	18,000	18,231
Watson Pharmaceuticals, Inc. Senior Notes 4.63% due 10/01/2042	2,000	2,050
		23,314
Medical-HMO — 0.1%
Cigna Corp. Senior Notes 5.38% due 02/15/2042	4,000	4,481
Cigna Corp. Senior Notes 6.15% due 11/15/2036	2,000	2,398
Kaiser Foundation Hospitals Senior Notes 3.50% due 04/01/2022	15,000	15,887
WellPoint, Inc. Senior Notes 1.25% due 09/10/2015	6,000	6,042
WellPoint, Inc. Senior Notes 1.88% due 01/15/2018	30,000	30,229
WellPoint, Inc. Senior Notes 3.30% due 01/15/2023	5,000	5,057
WellPoint, Inc. Senior Notes 4.65% due 01/15/2043	5,000	5,100
		69,194
Medical-Hospitals — 0.1%
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	17,000	18,913
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/2019	20,000	22,550
Tenet Healthcare Corp. Senior Sec. Notes 6.25% due 11/01/2018	10,000	11,025
Tenet Healthcare Corp Senior Sec. Notes 8.88% due 07/01/2019	5,000	5,650
		58,138
MRI/Medical Diagnostic Imaging — 0.0%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/2018	5,000	5,050
Multimedia — 0.4%
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/2029	60,000	75,241
NBCUniversal Media LLC Senior Notes 2.88% due 01/15/2023	45,000	45,001

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Multimedia (continued)
NBCUniversal Media LLC Senior Notes 4.45% due 01/15/2043	$5,000	$5,002
News America, Inc. Notes 3.00% due 09/15/2022*	7,000	7,062
News America, Inc. Company Guar. Notes 6.20% due 12/15/2034	35,000	42,152
News America, Inc. Company Guar. Notes 6.55% due 03/15/2033	7,000	8,214
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/2023	30,000	42,264
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	7,000	10,177
Time Warner, Inc. Company Guar. Notes 4.90% due 06/15/2042	4,000	4,389
Viacom, Inc. Senior Notes 6.88% due 04/30/2036	35,000	46,225
		285,727
Office Automation & Equipment — 0.1%
Xerox Corp. Senior Notes 4.25% due 02/15/2015	30,000	31,862
Oil & Gas Drilling — 0.0%
Rowan Cos., Inc. Company Guar. Notes 4.88% due 06/01/2022	6,000	6,439
Oil Companies-Exploration & Production — 0.2%
Alta Mesa Holdings LP/ Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	5,000	5,000
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	25,000	30,974
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 08/15/2018	10,000	10,400
Devon Energy Corp. Senior Notes 4.75% due 05/15/2042	4,000	4,286
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.25% due 11/01/2019*	5,000	4,975
Newfield Exploration Co. Senior Notes 5.63% due 07/01/2024	5,000	5,550
Newfield Exploration Co. Senior Sub. Notes 7.13% due 05/15/2018	5,000	5,275
Security Description	Principal Amount(12)	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Pioneer Natural Resources Co. Senior Notes 3.95% due 07/15/2022	$4,000	$4,249
Pioneer Natural Resources Co. Senior Notes 6.65% due 03/15/2017	5,000	5,935
QEP Resources, Inc. Senior Notes 6.88% due 03/01/2021	5,000	5,650
Range Resources Corp. Company Guar. Notes 5.75% due 06/01/2021	5,000	5,375
Range Resources Corp. Company Guar. Notes 6.75% due 08/01/2020	5,000	5,500
Range Resources Corp. Company Guar. Notes 7.50% due 10/01/2017	5,000	5,200
Union Pacific Resources Group, Inc. Senior Notes 7.15% due 05/15/2028	14,000	16,884
		115,253
Oil Companies-Integrated — 0.0%
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	1,000	1,225
Oil-Field Services — 0.0%
Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/2018	5,000	5,263
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/2019	5,000	5,312
		10,575
Paper & Related Products — 0.1%
Clearwater Paper Corp. Company Guar. Notes 7.13% due 11/01/2018	10,000	10,875
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	9,000	10,548
Georgia-Pacific LLC Company Guar. Notes 8.25% due 05/01/2016*	11,000	11,837
Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/2016*	8,000	8,340
MeadWestvaco Corp. Senior Notes 7.38% due 09/01/2019	15,000	19,029
		60,629
Pharmacy Services — 0.1%
Express Scripts Holding Co. Company Guar. Notes 2.10% due 02/12/2015*	50,000	51,293

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pharmacy Services (continued)
Express Scripts Holding Co. Company Guar. Notes 3.13% due 05/15/2016	$10,000	$10,664
		61,957
Pipelines — 0.2%
El Paso Corp. Senior Notes 7.00% due 06/15/2017	15,000	17,213
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	18,000	20,430
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/2042	8,000	9,231
Enterprise Products Operating LLC Company Guar. Notes 4.45% due 02/15/2043	5,000	4,945
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/2018	5,000	5,300
Kinder Morgan Finance Co. LLC Senior Sec. Notes 6.00% due 01/15/2018*	10,000	10,838
MarkWest Energy Partners LP/ MarkWest Energy Finance Corp. Company Guar. Notes 6.50% due 08/15/2021	5,000	5,363
Williams Partners LP Senior Notes 3.35% due 08/15/2022	29,000	29,644
		102,964
Real Estate Investment Trusts — 0.5%
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/2018	5,000	5,372
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/2015	25,000	28,284
Duke Realty LP Senior Notes 3.88% due 10/15/2022	3,000	3,051
Duke Realty LP Senior Notes 6.75% due 03/15/2020	15,000	18,023
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/2017	10,000	11,025
HCP, Inc. Senior Notes 3.75% due 02/01/2016	25,000	26,532
HCP, Inc. Senior Notes 6.00% due 01/30/2017	35,000	40,282
Health Care REIT, Inc. Senior Notes 5.25% due 01/15/2022	41,000	46,169
Security Description	Principal Amount(12)	Value (Note 2)
Real Estate Investment Trusts (continued)
Host Hotels & Resorts LP Company Guar. Notes 6.00% due 11/01/2020	$10,000	$11,050
Kimco Realty Corp. Senior Notes 5.58% due 11/23/2015	35,000	38,621
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 8.13% due 11/01/2018	5,000	5,475
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/2013	50,000	51,595
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/2021	30,000	32,971
		318,450
Real Estate Management/Services — 0.1%
AMB Property LP Company Guar. Notes 6.13% due 12/01/2016	40,000	45,675
Real Estate Operations & Development — 0.1%
First Industrial LP Senior Notes 5.75% due 01/15/2016	5,000	5,257
Regency Centers LP Company Guar. Notes 4.95% due 04/15/2014	30,000	31,544
		36,801
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(1)(2)	10,000	0
Rental Auto/Equipment — 0.0%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	10,000	12,461
Retail-Apparel/Shoe — 0.0%
Limited Brands, Inc. Senior Notes 6.90% due 07/15/2017	15,000	17,250
Phillips-Van Heusen Corp. Senior Notes 7.38% due 05/15/2020	5,000	5,650
		22,900
Retail-Auto Parts — 0.0%
AutoZone, Inc. Senior Notes 4.00% due 11/15/2020	25,000	27,284
Retail-Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/2020	6,000	6,405
Retail-Discount — 0.1%
Wal-Mart Stores, Inc. Senior Notes 6.50% due 08/15/2037	25,000	35,816

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Drug Store — 0.1%
CVS Caremark Corp. Pass Through Certs. 6.94% due 01/10/2030	$31,287	$38,113
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/31/2033*	4,802	5,488
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	8,864	10,448
		54,049
Retail-Office Supplies — 0.0%
Office Depot, Inc. Senior Sec. Notes 9.75% due 03/15/2019*	5,000	4,988
Retail-Propane Distribution — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 6.50% due 05/20/2021	5,000	5,250
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/2021	5,000	4,838
		10,088
Retail-Regional Department Stores — 0.0%
Kohl's Corp. Senior Notes 3.25% due 02/01/2023	6,000	6,100
Retail-Restaurants — 0.0%
Dave & Buster's, Inc. Company Guar. Notes 11.00% due 06/01/2018	5,000	5,650
Retail-Toy Stores — 0.0%
Toys R Us Property Co. II LLC Senior Sec. Notes 8.50% due 12/01/2017	5,000	5,388
Satellite Telecom — 0.0%
Hughes Satellite Systems Corp. Senior Sec. Notes 6.50% due 06/15/2019	5,000	5,350
Savings & Loans/Thrifts — 0.0%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	8,000	8,310
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	12,000	13,792
Santander Holdings USA, Inc. Senior Notes 3.00% due 09/24/2015	5,000	5,058
		27,160
Schools — 0.0%
Northwestern University Bonds 4.20% due 12/01/2047	5,000	5,458
Security Description	Principal Amount(12)	Value (Note 2)
Schools (continued)
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	$4,000	$4,561
		10,019
Seismic Data Collection — 0.0%
Geokinetics Holdings USA, Inc. Senior Sec. Notes 9.75% due 12/15/2014	5,000	2,175
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	5,000	5,381
Steel-Producers — 0.0%
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/2015	5,000	5,163
Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	5,000	5,425
Telecom Services — 0.2%
BellSouth Telecommunications, Inc. Senior Notes 6.38% due 06/01/2028	8,000	9,556
BellSouth Telecommunications, Inc. Senior Notes 7.00% due 12/01/2095	3,000	3,764
Qwest Corp. Senior Notes 7.50% due 10/01/2014	10,000	11,156
SBA Tower Trust Sec. Notes 4.25% due 04/15/2040*	35,000	36,868
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/2030	50,000	74,323
		135,667
Telephone-Integrated — 0.2%
AT&T, Inc. Senior Notes 0.88% due 02/13/2015	8,000	8,068
AT&T, Inc. Senior Notes 5.50% due 02/01/2018	20,000	24,262
AT&T, Inc. Senior Notes 6.45% due 06/15/2034	5,000	6,518
BellSouth Corp. Senior Notes 6.55% due 06/15/2034	6,000	7,253
Century Telephone Enterprise, Inc. Senior Notes 6.88% due 01/15/2028	5,000	5,373
Centurylink, Inc. Senior Notes 5.15% due 06/15/2017	5,000	5,454

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	$15,000	$16,322
CenturyLink, Inc. Senior Notes 7.60% due 09/15/2039	7,000	7,403
CenturyLink, Inc. Senior Notes 7.65% due 03/15/2042	3,000	3,196
Citizens Communications Co. Senior Notes 9.00% due 08/15/2031	5,000	5,338
Frontier Communications Corp. Senior Notes 8.25% due 04/15/2017	10,000	11,350
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	2,000	2,315
Verizon Communications, Inc. Senior Notes 6.40% due 02/15/2038	3,000	4,043
Windstream Corp. Company Guar. Notes 7.88% due 11/01/2017	25,000	27,938
		134,833
Television — 0.1%
CBS Corp. Company Guar. Notes 4.85% due 07/01/2042	15,000	15,883
CBS Corp. Company Guar. Notes 8.88% due 05/15/2019	25,000	33,510
		49,393
Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	10,000	9,977
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/2018	16,000	22,917
Lorillard Tobacco Co. Company Guar. Notes 8.13% due 06/23/2019	16,000	20,633
		53,527
Transport-Rail — 0.0%
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	9,000	10,837
Transport-Services — 0.0%
Ryder System, Inc. Senior Notes 2.50% due 03/01/2018	7,000	7,083
United Parcel Service, Inc. Senior Notes 2.45% due 10/01/2022	6,000	6,055
		13,138
Security Description	Principal Amount(12)	Value (Note 2)
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 2.50% due 03/15/2016*	$35,000	$34,991
Penske Truck Leasing Co. LP/ PTL Finance Corp. Notes 3.13% due 05/11/2015*	6,000	6,138
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 3.38% due 03/15/2018*	14,000	14,009
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*	7,000	6,988
		62,126
Web Hosting/Design — 0.0%
Equinix, Inc. Senior Notes 8.13% due 03/01/2018	5,000	5,550
Wireless Equipment — 0.0%
Motorola, Inc. Senior Notes 6.63% due 11/15/2037	645	691
Total U.S. Corporate Bonds & Notes (cost $4,606,640)		4,987,491
FOREIGN CORPORATE BONDS & NOTES — 0.7%
Banks-Commercial — 0.0%
Bank of Montreal Senior Notes 1.40% due 09/11/2017	9,000	9,047
Bank of Nova Scotia Senior Notes 2.55% due 01/12/2017	7,000	7,407
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	5,000	5,380
Westpac Banking Corp. FRS Jr. Sub. Notes 0.84% due 03/29/2013(6)	20,000	10,400
		32,234
Banks-Money Center — 0.0%
Royal Bank of Scotland NV FRS Sub. Notes 1.11% due 03/09/2015	10,000	9,100
Cellular Telecom — 0.0%
Vodafone Group PLC Senior Notes 2.50% due 09/26/2022	5,000	4,993
Computers-Memory Devices — 0.0%
Seagate HDD Cayman Company Guar. Notes 7.00% due 11/01/2021	10,000	10,700

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Escrow Notes 10.25% due 04/01/2005†(1)(2)	$10,000	$0
Diversified Banking Institutions — 0.1%
HSBC Holdings PLC Senior Notes 5.10% due 04/05/2021	20,000	23,105
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015	19,000	19,228
		42,333
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 7.50% due 03/15/2018	5,000	5,575
Diversified Minerals — 0.1%
FMG Resources August 2006 Pty, Ltd. Senior Notes 6.00% due 04/01/2017*	25,000	23,250
Teck Resources, Ltd. Company Guar. Notes 5.40% due 02/01/2043	11,000	10,733
		33,983
Insurance-Multi-line — 0.0%
Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 01/19/2017*(6)	6,000	5,857
Metal-Diversified — 0.0%
Rio Tinto Finance USA PLC Company Guar. Notes 2.88% due 08/21/2022	2,000	1,991
Rio Tinto Finance USA, Ltd. Company Guar. Notes 9.00% due 05/01/2019	3,000	4,102
		6,093
Oil & Gas Drilling — 0.1%
Transocean, Inc. Company Guar. Notes 2.50% due 10/15/2017	29,000	29,161
Transocean, Inc. Company Guar. Notes 3.80% due 10/15/2022	5,000	5,026
Transocean, Inc. Company Guar. Notes 4.95% due 11/15/2015	20,000	21,896
Transocean, Inc. Company Guar. Notes 6.80% due 03/15/2038	9,000	10,822
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	4,000	4,940
		71,845
Security Description	Principal Amount(12)	Value (Note 2)
Oil Companies-Exploration & Production — 0.0%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	$10,000	$13,389
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/2017	5,000	5,475
		18,864
Oil Companies-Integrated — 0.2%
BP Capital Markets PLC Company Guar. Notes 1.85% due 05/05/2017	17,000	17,365
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016	9,000	9,421
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022	3,000	3,175
BP Capital Markets PLC Company Guar. Notes 4.50% due 10/01/2020	10,000	11,608
Petrobras International Finance Co. Company Guar. Notes 6.75% due 01/27/2041	35,000	43,440
Petrobras International Finance Co. Company Guar. Notes 7.88% due 03/15/2019	25,000	31,402
Shell International Finance BV Company Guar. Notes 2.38% due 08/21/2022	4,000	4,038
Total Capital International SA Company Guar. Notes 1.55% due 06/28/2017	7,000	7,131
Total Capital International SA Company Guar. Notes 2.70% due 01/25/2023	3,000	3,058
		130,638
Oil-Field Services — 0.0%
Schlumberger Investment SA Company Guar. Notes 2.40% due 08/01/2022*	4,000	3,960
Schlumberger Norge AS Company Guar. Notes 1.25% due 08/01/2017*	7,000	6,980
		10,940
Steel-Producers — 0.1%
ArcelorMittal Senior Notes 4.00% due 08/05/2015	25,000	24,842
ArcelorMittal Senior Notes 10.10% due 06/01/2019	10,000	11,519
		36,361
Telecom Services — 0.0%
Vivendi SA Senior Notes 2.40% due 04/10/2015*	25,000	25,332

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(12)		Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Telephone-Integrated — 0.1%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/2030		$20,000	$30,082
Nippon Telegraph & Telephone Corp. Senior Notes 1.40% due 07/18/2017		10,000	10,139
			40,221
Television — 0.0%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022		6,000	6,270
Therapeutics — 0.0%
Warner Chilcott Co. LLC Company Guar. Notes 7.75% due 09/15/2018		5,000	5,338
Transport-Rail — 0.0%
Canadian Pacific Railway, Ltd. Senior Notes 4.50% due 01/15/2022		11,000	12,143
Total Foreign Corporate Bonds & Notes (cost $486,202)			508,820
FOREIGN GOVERNMENT AGENCIES — 0.5%
Regional Authority — 0.0%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017		8,000	8,117
Sovereign — 0.5%
Brazil Nota do Tesouro Nacional Notes 6.00% due 08/15/2014(9)	BRL	327,106	172,968
Government of Canada Senior Notes 0.88% due 02/14/2017		7,000	7,081
Oriental Republic of Uruguay Senior Notes 7.63% due 03/21/2036		10,000	15,575
Republic of Argentina Senior Notes 7.00% due 10/03/2015		8,000	7,320
Republic of Colombia Senior Notes 8.13% due 05/21/2024		15,000	22,388
Republic of Romania Senior Notes 6.75% due 02/07/2022		16,000	18,000
Republic of the Philippines Senior Notes 10.63% due 03/16/2025		15,000	26,287
Republic of Venezuela Senior Notes 12.75% due 08/23/2022		4,000	4,250
United Mexican States Senior Notes 3.63% due 03/15/2022		10,000	10,905
Security Description	Principal Amount(12)	Value (Note 2)
Sovereign (continued)
United Mexican States Senior Notes 4.75% due 03/08/2044	$18,000	$20,025
United Mexican States Senior Notes 6.05% due 01/11/2040	9,000	11,993
		316,792
Total Foreign Government Agencies (cost $309,910)		324,909
MUNICIPAL BONDS & NOTES — 0.3%
Municipal Bonds — 0.3%
New Jersey State Turnpike Authority Revenue Bonds 7.41% due 01/01/2040	30,000	44,268
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	10,000	11,368
Port Authority of New York & New Jersey Revenue Bonds 4.46% due 10/01/2062	5,000	5,000
Port Authority of New York & New Jersey Revenue Bonds 4.93% due 10/01/2051	11,000	12,392
State of California General Obligation Bonds 6.20% due 10/01/2019	25,000	29,505
State of California General Obligation Bonds 6.51% due 04/01/2039	5,000	5,571
State of California General Obligation Bonds 7.55% due 04/01/2039	20,000	27,130
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	40,000	45,076
Total Municipal Bonds & Notes (cost $153,122)		180,310
U.S. GOVERNMENT AGENCIES — 9.9%
Federal Home Loan Mtg. Corp. — 2.6%
3.50% due 03/01/2042	6,732	7,266
4.00% due 09/01/2040	13,978	15,042
4.00% due October TBA	1,100,000	1,182,328
4.50% due 01/01/2039	5,843	6,285
5.00% due 03/01/2019	2,751	2,977
5.00% due 07/01/2021	85,122	92,202
5.00% due 07/01/2035	5,898	6,421
5.00% due 01/01/2037	5,084	5,524
5.00% due 07/01/2040	211,120	230,752
5.50% due 07/01/2034	11,980	13,145
5.50% due 09/01/2037	17,830	19,447
5.50% due 01/01/2038	18,186	19,870
5.50% due 04/01/2038	2,326	2,534
5.50% due 07/01/2038	9,570	10,438
6.00% due 08/01/2036	26,375	29,135
6.00% due 04/01/2040	70,446	77,442

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
6.50% due 05/01/2016	$75	$76
6.50% due 05/01/2029	2,082	2,447
6.50% due 03/01/2036	10,707	12,200
6.50% due 05/01/2036	154	175
6.50% due 11/01/2037	12,750	14,537
7.00% due 04/01/2032	2,812	3,304
7.50% due 08/01/2023	501	585
7.50% due 04/01/2028	1,865	2,249
Federal Home Loan Mtg. Corp., REMIC Series 1577, Class PK 6.50% due 09/15/2023(5)	8,458	9,485
Series 1226, Class Z 7.75% due 03/15/2022(5)	809	887
		1,766,753
Federal National Mtg. Assoc. — 5.3%
3.00% due 06/01/2042	6,918	7,310
3.00% due October TBA	1,500,000	1,579,453
3.50% due 12/01/2041	56,192	60,321
3.50% due 04/01/2042	29,080	31,222
3.50% due 05/01/2042	11,598	12,452
4.00% due 09/01/2040	18,443	19,896
4.00% due 11/01/2040	3,951	4,262
4.00% due 12/01/2040	90,869	99,305
4.00% due 11/01/2041	6,835	7,376
4.00% due 01/01/2042	24,653	26,602
4.50% due 11/01/2022	33,607	36,351
4.50% due 01/01/2039	11,718	12,687
4.50% due 06/01/2039	277,187	308,342
4.56% due 01/01/2015	178,111	187,262
4.85% due 11/01/2015	200,963	219,800
5.00% due 06/01/2019	1,469	1,601
5.00% due 05/01/2035	3,520	3,857
5.00% due 07/01/2037	18,709	20,412
5.00% due 07/01/2040	31,349	34,360
5.00% due 08/01/2040	24,977	27,375
5.50% due 03/01/2018	3,272	3,578
5.50% due 06/01/2019	7,602	8,312
5.50% due 11/01/2020	7,518	8,220
5.50% due 04/01/2021	136,142	148,598
5.50% due 11/01/2022	8,250	9,005
5.50% due 12/01/2029	6,198	6,804
5.50% due 06/01/2034	7,264	8,020
5.50% due 06/01/2035	351,538	396,049
5.50% due 06/01/2036	158,529	175,926
5.50% due 08/01/2036	20,293	22,279
5.50% due 11/01/2036	3,488	3,829
5.50% due 03/01/2037	4,593	5,037
5.50% due 06/01/2038	7,617	8,353
5.50% due 07/01/2038	15,793	17,318
5.50% due 06/01/2039	7,612	8,347
6.00% due 06/01/2017	5,839	6,299
6.00% due 12/01/2033	20,413	23,104
6.00% due 05/01/2034	1,420	1,596
6.00% due 06/01/2035	1,198	1,334
6.50% due 08/01/2017	13,046	14,193
Security Description	Principal Amount(12)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
6.50% due 09/01/2032	$27,985	$32,363
6.50% due 04/01/2034	12,770	14,609
6.50% due 10/01/2037	1,411	1,608
7.00% due 06/01/2037	32,010	38,225
		3,663,252
Government National Mtg. Assoc. — 2.0%
4.00% due 09/15/2041	593,031	655,339
4.50% due 06/15/2041	543,078	598,368
6.00% due 11/15/2031	82,810	94,699
7.00% due 05/15/2033	15,100	18,226
7.50% due 01/15/2032	4,817	5,914
8.50% due 11/15/2017	519	560
9.00% due 11/15/2021	251	276
Government National Mtg. Assoc. REMIC Series 2005-74, Class HB 7.50% due 09/15/2035(5)	318	368
Series 2005-74, Class HC 7.50% due 09/16/2035(5)	3,973	4,612
		1,378,362
Total U.S. Government Agencies (cost $6,547,811)		6,808,367
U.S. GOVERNMENT TREASURIES — 4.3%
United States Treasury Bonds — 1.3%
2.13% due 02/15/2040 TIPS(9)	6,360	9,283
2.13% due 02/15/2041 TIPS(9)	4,185	6,148
2.75% due 08/15/2042	35,000	34,420
3.00% due 05/15/2042	4,000	4,148
3.13% due 11/15/2041	120,000	127,837
3.13% due 02/15/2042	10,000	10,638
4.38% due 02/15/2038(10)	300,000	394,922
4.38% due 11/15/2039	145,000	191,649
4.50% due 02/15/2036	20,000	26,681
4.75% due 02/15/2041	50,000	70,070
5.25% due 11/15/2028	2,000	2,799
5.38% due 02/15/2031	25,000	36,160
		914,755
United States Treasury Notes — 3.0%
0.25% due 09/30/2014	7,000	7,002
0.38% due 04/15/2015	10,000	10,022
0.50% due 07/31/2017	2,000	1,990
0.63% due 05/31/2017	3,000	3,008
0.63% due 08/31/2017	61,000	61,038
0.88% due 02/28/2017	70,000	71,077
0.88% due 07/31/2019	25,000	24,762
1.00% due 10/31/2016	45,000	45,946
1.00% due 03/31/2017	30,000	30,600
1.25% due 10/31/2015	28,000	28,785
1.63% due 08/15/2022	141,000	140,846
1.75% due 07/31/2015	700,000	728,437
1.75% due 05/15/2022	160,000	162,250
1.88% due 09/30/2017	125,000	132,646
2.00% due 02/15/2022	82,000	85,286
2.13% due 05/31/2015	7,000	7,339
2.13% due 08/15/2021	27,000	28,561

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Shares/ Principal Amount(12)	Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes (continued)
2.50% due 04/30/2015	$450,000	$475,594
3.63% due 02/15/2020	12,000	14,142
		2,059,331
Total U.S. Government Treasuries (cost $2,815,683)		2,974,086
WARRANTS† — 0.0%
Publishing-Periodicals — 0.0%
Reader's Digest Assoc., Inc. Expires 02/19/2014(1)(2)	16	0
Television — 0.0%
ION Media Networks, Inc. Expires 12/18/2016(1)(2)(3) (strike price $500.00)	1	250
ION Media Networks, Inc. Expires 12/18/2016(1)(2)(3) (strike price $687.00)	1	150
		400
Total Warrants (cost $16)		400
Total Long-Term Investment Securities (cost $54,528,937)		66,882,159
SHORT-TERM INVESTMENT SECURITIES — 1.9%
Commercial Paper — 1.9%
BNP Paribas Financial Services LLC 0.11% due 10/01/2012 (cost $1,300,000)	$1,300,000	1,300,000
REPURCHASE AGREEMENTS — 5.9%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 09/28/2012, to be repurchased 10/01/2012 in the amount of $241,000 and collateralized by $155,000 of United States Treasury Bonds, bearing interest at 6.25%, due 05/15/2030 and having an approximate value of $247,463	241,000	241,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 09/28/2012, to be repurchased 10/01/2012 in the amount of $275,000 and collateralized by $190,000 of Federal National Mtg. Assoc., bearing interest at 6.25%, due 05/15/2029 and having an approximate value of $281,677	275,000	275,000
Bank of America Securities LLC Joint Repurchase Agreement(11)	620,000	620,000
BNP Paribas SA Joint Repurchase Agreement(11)	370,000	370,000
Barclays Capital, Inc. Joint Repurchase Agreement(11)	370,000	370,000
Deutsche Bank AG Joint Repurchase Agreement(11)	325,000	325,000
Royal Bank of Scotland Joint Repurchase Agreement(11)	495,000	495,000
Security Description	Principal Amount(12)	Value (Note 2)
REPURCHASE AGREEMENTS (continued)
State Street Bank & Trust Co. Joint Repurchase Agreement(11)	$995,000	$995,000
UBS Securities LLC Joint Repurchase Agreement(11)	400,000	400,000
Total Repurchase Agreements (cost $4,091,000)		4,091,000
TOTAL INVESTMENTS (cost $59,919,937)(13)	104.6%	72,273,159
Liabilities in excess of other assets	(4.6)	(3,189,450)
NET ASSETS	100.0%	$69,083,709

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2012, the aggregate value of these securities was $931,796 representing 1.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(2)  Illiquid security. At September 30, 2012, the aggregate value of these securities was $400 representing 0.0% of net assets.

(3)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2012, the Multi-Managed Growth Portfolio held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
ION Media Networks, Inc. Expries 12/18/2016 (strike price $500.00) Warrants	03/01/2011	1	$—	$250	$250.00	0.00%
ION Media Networks, Inc. Expries 12/18/2016 (strike price $687.00) Warrants	11/11/2010	1	$—	150	150.00	0.00
				$400		0.00%

(4)  Commercial Mortgage Backed Security

(5)  Collateralized Mortgage Obligation

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited)

(6)  Perpetual maturity — maturity date reflects the next call date.

(7)  PIK ("Payment in Kind") Security — Income may be paid in additional securities or cash at the discretion of the issuer.

(8)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(9)  Principal amount of security is adjusted for inflation.

(10)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(11)  See Note 2 for details of Joint Repurchase Agreements.

(12)  Denominated in United States dollars unless otherwise indicated.

(13)  See Note 4 for cost of investments on a tax basis.

BRL — Brazilian Real

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at September 30, 2012 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2012	Unrealized Appreciation (Depreciation)
7	Long	U.S. Treasury 10YR Notes	December 2012	$928,704	$934,391	$5,687
2	Short	U.S. Long Bonds	December 2012	300,434	298,750	1,684
						$7,371

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs International	BRL	305,000	USD	148,245	10/02/2012	$—	$(2,205)
	USD	150,202	BRL	305,000	10/02/2012	248	—
	USD	71,353	EUR	55,000	10/31/2012	—	(655)
						248	(2,860)
Royal Bank of Canada	MXN	255,000	USD	19,687	12/19/2012	27	—
Standard Chartered Bank	BRL	40,000	USD	19,699	10/02/2012	—	(32)
	USD	19,768	BRL	40,000	10/02/2012	—	(37)
						—	(69)
UBS AG	BRL	265,000	USD	130,503	10/02/2012	—	(216)
	BRL	265,000	USD	129,927	11/05/2012	—	(217)
	EUR	55,000	USD	71,209	10/31/2012	512	—
	MXN	255,000	USD	19,651	12/19/2012	—	(8)
	USD	130,523	BRL	265,000	10/02/2012	196	—
						708	(441)
Net Unrealized Appreciation/(Depreciation)						$983	$(3,370)

BRL — Brazilian Real

EUR — Euro Dollar

MXN — Mexican Peso

USD — United States Dollar

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Computers	$4,079,453	$—	$—	$4,079,453
Other Industries*	44,795,026	—	—	44,795,026
Preferred Stock:
Finance-Investment Banker/Broker	—	1	—	1
Other Industries*	18,315	—	—	18,315
Asset Backed Securities	—	2,204,981	—	2,204,981
U.S. Corporate Bonds & Notes:
Airlines	—	15,356	67,800	83,156
Recycling	—	—	0	0
Other Industries*	—	4,904,335	—	4,904,335
Foreign Corporate Bonds & Notes:
Containers-Metal/Glass	—	—	0	0
Other Industries*	—	508,820	—	508,820
Foreign Government Agencies	—	324,909	—	324,909
Municipal Bond & Notes	—	180,310	—	180,310
U.S. Government Agencies:
Federal National Mtg. Assoc.	—	3,663,252	—	3,663,252
Other U.S. Government Agencies*	—	3,145,115	—	3,145,115
U.S. Government Treasuries	—	2,974,086	—	2,974,086
Warrants	—	—	400	400
Short-Term Investment Securities:
Commercial Paper	—	1,300,000	—	1,300,000
Repurchase Agreements	—	4,091,000	—	4,091,000
Other Financial Instruments:†
Open Futures Contracts - Appreciation	7,371	—	—	7,371
Open Forward Foreign Currency Contracts - Appreciation	—	983	—	983
Total	$48,900,165	$23,313,148	$68,200	$72,281,513
Liabilities:
Other Financial Instruments:†
Open Forward Foreign Currency Contracts - Depreciation	$—	$3,370	$—	$3,370

*  Sum of all other industries or other U.S. government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or U.S. government agency classification, please refer to Portfolio of Investments.

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO PROFILE — September 30, 2012 (unaudited)

Industry Allocation*
Repurchase Agreements	10.4%
Federal National Mtg. Assoc.	7.4
Diversified Financial Services	6.0
Government National Mtg. Assoc.	4.4
Computers	4.3
United States Treasury Notes	4.0
Medical-Biomedical/Gene	3.6
E-Commerce/Products	2.9
United States Treasury Bonds	2.5
Diversified Banking Institutions	2.4
Multimedia	2.4
Pharmacy Services	2.2
Federal Home Loan Mtg. Corp.	2.1
Retail-Apparel/Shoe	2.0
Oil Companies-Exploration & Production	1.7
Transport-Services	1.6
Wireless Equipment	1.5
Commercial Paper	1.4
Applications Software	1.3
Enterprise Software/Service	1.2
Banks-Commercial	1.1
Industrial Automated/Robotic	1.1
Medical-Drugs	1.1
Commercial Services	1.0
Oil Companies-Integrated	1.0
Banks-Super Regional	1.0
Computers-Memory Devices	0.9
Real Estate Investment Trusts	0.9
Diversified Manufacturing Operations	0.8
Metal Processors & Fabrication	0.8
Metal-Diversified	0.8
Telephone-Integrated	0.7
Electric-Integrated	0.7
Sovereign	0.7
Retail-Jewelry	0.7
Casino Hotels	0.7
Commercial Services-Finance	0.7
E-Commerce/Services	0.7
Cable/Satellite TV	0.7
Steel-Producers	0.7
Insurance-Life/Health	0.6
Electronic Components-Semiconductors	0.6
Networking Products	0.6
Investment Management/Advisor Services	0.6
Vitamins & Nutrition Products	0.6
Medical-Hospitals	0.5
Food-Misc./Diversified	0.5
Electronic Components-Misc.	0.5
Oil-Field Services	0.5
Electronic Design Automation	0.5
Medical Instruments	0.5
Telecom Services	0.5
Computer Aided Design	0.5
Retail-Restaurants	0.5
Consumer Products-Misc.	0.5
Beverages-Wine/Spirits	0.4
Oil Field Machinery & Equipment	0.4
Building & Construction-Misc.	0.4
Computer Services	0.4
Aerospace/Defense	0.4
Finance-Investment Banker/Broker	0.4%
Retail-Automobile	0.4
E-Marketing/Info	0.4
Aerospace/Defense-Equipment	0.4
Brewery	0.4
Entertainment Software	0.4
Patient Monitoring Equipment	0.4
Computer Data Security	0.4
Athletic Footwear	0.4
Chemicals-Diversified	0.4
Machinery-General Industrial	0.4
Municipal Bonds	0.4
Home Furnishings	0.3
Cosmetics & Toiletries	0.3
Retail-Vitamins & Nutrition Supplements	0.3
Apparel Manufacturers	0.3
Finance-Auto Loans	0.3
Web Portals/ISP	0.3
Resorts/Theme Parks	0.3
Airlines	0.3
Beverages-Non-alcoholic	0.3
Electronic Connectors	0.3
Medical-HMO	0.3
Tobacco	0.3
Semiconductor Components-Integrated Circuits	0.3
Advertising Agencies	0.3
Retail-Drug Store	0.3
Insurance-Property/Casualty	0.3
Insurance-Multi-line	0.3
Transport-Rail	0.2
Internet Telephone	0.2
Pipelines	0.2
Auto-Truck Trailers	0.2
Engineering/R&D Services	0.2
Therapeutics	0.2
Retail-Building Products	0.2
Oil & Gas Drilling	0.2
Cellular Telecom	0.2
Medical Products	0.1
Hotels/Motels	0.1
Finance-Consumer Loans	0.1
Computer Software	0.1
Broadcast Services/Program	0.1
Electric Products-Misc.	0.1
Retail-Discount	0.1
Trucking/Leasing	0.1
Real Estate Management/Services	0.1
Insurance-Mutual	0.1
Distribution/Wholesale	0.1
Retail-Sporting Goods	0.1
Coal	0.1
Consulting Services	0.1
Agricultural Chemicals	0.1
Software Tools	0.1
Theaters	0.1
Television	0.1
Metal-Copper	0.1
Instruments-Controls	0.1
Paper & Related Products	0.1
Advanced Materials	0.1

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO PROFILE — September 30, 2012 (unaudited) (continued)

Industry Allocation*
Rental Auto/Equipment	0.1%
Gas-Distribution	0.1
Auto-Cars/Light Trucks	0.1
Office Automation & Equipment	0.1
Real Estate Operations & Development	0.1
Communications Software	0.1
Computers-Periphery Equipment	0.1
Auto-Heavy Duty Trucks	0.1
Machinery-Construction & Mining	0.1
Retail-Auto Parts	0.1
Human Resources	0.1
Containers-Paper/Plastic	0.1
Diversified Minerals	0.1
Independent Power Producers	0.1
Machinery-Farming	0.1
Chemicals-Specialty	0.1
Medical-Generic Drugs	0.1
107.7%

*  Calculated as a percentage of net assets

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCK — 56.1%
Advanced Materials — 0.1%
Hexcel Corp.†	5,155	$123,823
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	10,690	118,873
Aerospace/Defense — 0.4%
Boeing Co.	1,347	93,778
Spirit Aerosystems Holdings, Inc., Class A†	17,965	399,003
		492,781
Aerospace/Defense-Equipment — 0.4%
Triumph Group, Inc.	5,072	317,152
United Technologies Corp.	2,025	158,537
		475,689
Agricultural Chemicals — 0.1%
Monsanto Co.	1,252	113,957
Mosaic Co.	447	25,752
		139,709
Airlines — 0.1%
Hawaiian Holdings, Inc.†	21,270	118,899
Apparel Manufacturers — 0.3%
Coach, Inc.	980	54,900
Prada SpA	46,000	344,078
		398,978
Applications Software — 1.3%
Compuware Corp.†	49,828	493,795
Microsoft Corp.	37,874	1,127,888
		1,621,683
Athletic Footwear — 0.4%
NIKE, Inc., Class B	5,039	478,252
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co.	10,328	101,834
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	2,378	95,179
Auto-Truck Trailers — 0.2%
Wabash National Corp.†	37,347	266,284
Banks-Commercial — 0.6%
East West Bancorp, Inc.	17,972	379,569
Regions Financial Corp.	8,967	64,652
Signature Bank†	3,926	263,356
		707,577
Banks-Fiduciary — 0.0%
State Street Corp.	412	17,288
Banks-Super Regional — 0.7%
Capital One Financial Corp.	3,713	211,678
Fifth Third Bancorp	6,039	93,665
PNC Financial Services Group, Inc.	2,007	126,642
SunTrust Banks, Inc.	2,418	68,357
US Bancorp	3,607	123,720
Wells Fargo & Co.	5,742	198,271
		822,333
Security Description	Shares	Value (Note 2)
Beverages-Non-alcoholic — 0.3%
Coca-Cola Co.	4,140	$157,030
PepsiCo, Inc.	2,561	181,242
		338,272
Beverages-Wine/Spirits — 0.3%
Pernod-Ricard SA	3,460	388,204
Brewery — 0.3%
Anheuser-Busch InBev NV	4,804	408,493
Building & Construction-Misc. — 0.4%
MasTec, Inc.†	28,080	553,176
Casino Hotels — 0.7%
MGM Resorts International†	67,916	730,097
Wynn Resorts, Ltd.	972	112,208
		842,305
Chemicals-Diversified — 0.3%
Celanese Corp., Series A	2,421	91,780
Dow Chemical Co.	4,407	127,627
E.I. du Pont de Nemours & Co.	453	22,772
LyondellBasell Industries NV, Class A	2,441	126,102
		368,281
Commercial Services — 1.0%
Healthcare Services Group, Inc.	6,010	137,448
HMS Holdings Corp.†	13,597	454,548
Iron Mountain, Inc.	19,282	657,709
		1,249,705
Commercial Services-Finance — 0.7%
Cardtronics, Inc.†	11,391	339,224
Mastercard, Inc., Class A	1,175	530,489
		869,713
Communications Software — 0.1%
Velti PLC†	12,560	105,127
Computer Aided Design — 0.5%
Aspen Technology, Inc.†	23,319	602,796
Computer Data Security — 0.4%
Fortinet, Inc.†	19,928	481,062
Computer Services — 0.4%
International Business Machines Corp.	1,176	243,961
LivePerson, Inc.†	14,069	254,790
		498,751
Computer Software — 0.1%
Cornerstone OnDemand, Inc.†	5,520	169,243
Computers — 4.3%
Apple, Inc.	8,058	5,376,781
Hewlett-Packard Co.	1,772	30,230
		5,407,011
Computers-Memory Devices — 0.9%
EMC Corp.†	42,368	1,155,376
NetApp, Inc.†	481	15,815
		1,171,191
Computers-Periphery Equipment — 0.1%
Synaptics, Inc.†	4,336	104,151

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Consulting Services — 0.1%
Advisory Board Co.†	2,868	$137,176
Consumer Products-Misc. — 0.5%
Jarden Corp.	10,789	570,091
Containers-Paper/Plastic — 0.1%
Rock-Tenn Co., Class A	1,154	83,296
Cosmetics & Toiletries — 0.3%
Colgate-Palmolive Co.	1,638	175,627
Procter & Gamble Co.	3,656	253,580
		429,207
Cruise Lines — 0.0%
Carnival Corp.	873	31,812
Distribution/Wholesale — 0.1%
Watsco, Inc.	1,923	145,744
Diversified Banking Institutions — 0.6%
Bank of America Corp.	9,862	87,081
Citigroup, Inc.	3,650	119,428
Goldman Sachs Group, Inc.	2,025	230,202
JPMorgan Chase & Co.	4,884	197,704
Morgan Stanley	4,113	68,852
		703,267
Diversified Manufacturing Operations — 0.8%
Actuant Corp., Class A	16,143	462,013
Dover Corp.	1,751	104,167
Eaton Corp.	570	26,938
General Electric Co.	7,768	176,411
Parker Hannifin Corp.	59	4,931
SPX Corp.	4,196	274,461
		1,048,921
E-Commerce/Products — 2.9%
Amazon.com, Inc.†	2,183	555,181
eBay, Inc.†	64,183	3,107,099
		3,662,280
E-Commerce/Services — 0.7%
IAC/InterActiveCorp	10,890	566,933
Move, Inc.†	30,091	259,385
		826,318
E-Marketing/Info — 0.4%
ExactTarget, Inc.†	14,950	362,089
Liquidity Services, Inc.†	3,245	162,931
		525,020
Electric Products-Misc. — 0.1%
Emerson Electric Co.	3,301	159,339
Electric-Integrated — 0.2%
Dominion Resources, Inc.	1,717	90,898
Duke Energy Corp.	1,146	74,261
NextEra Energy, Inc.	1,212	85,240
PG&E Corp.	1,435	61,231
		311,630
Electronic Components-Misc. — 0.5%
TE Connectivity, Ltd.	19,135	650,781
Security Description	Shares	Value (Note 2)
Electronic Components-Semiconductors — 0.6%
Broadcom Corp., Class A	2,402	$83,061
Intel Corp.	4,938	111,994
LSI Corp.†	35,539	245,575
Micron Technology, Inc.†	9,175	54,912
Skyworks Solutions, Inc.†	9,625	226,813
Texas Instruments, Inc.	3,109	85,653
		808,008
Electronic Connectors — 0.3%
Amphenol Corp., Class A	5,711	336,264
Electronic Design Automation — 0.5%
Cadence Design Systems, Inc.†	47,945	616,812
Engineering/R&D Services — 0.2%
Fluor Corp.	1,874	105,469
Shaw Group, Inc.†	3,620	157,904
		263,373
Enterprise Software/Service — 1.2%
Informatica Corp.†	980	34,114
Oracle Corp.	33,939	1,068,739
Proofpoint, Inc.†	20,423	303,281
Ultimate Software Group, Inc.†	1,379	140,796
		1,546,930
Entertainment Software — 0.4%
Activision Blizzard, Inc.	556	6,272
Glu Mobile, Inc.†	49,313	228,319
Take-Two Interactive Software, Inc.†	24,945	260,176
		494,767
Finance-Investment Banker/Broker — 0.1%
Evercore Partners, Inc., Class A	4,987	134,649
Food-Misc./Diversified — 0.3%
Annie's, Inc.†	6,378	285,989
Kellogg Co.	1,619	83,638
		369,627
Home Furnishings — 0.3%
Select Comfort Corp.†	13,784	434,885
Hotels/Motels — 0.1%
Hyatt Hotels Corp., Class A†	1,241	49,826
Marriott International, Inc., Class A	1,790	69,989
Starwood Hotels & Resorts Worldwide, Inc.	966	55,990
		175,805
Human Resources — 0.1%
Monster Worldwide, Inc.†	11,518	84,427
Industrial Automated/Robotic — 1.1%
FANUC Corp.	8,400	1,354,075
Instruments-Controls — 0.1%
Honeywell International, Inc.	2,113	126,252
Insurance-Life/Health — 0.6%
Prudential Financial, Inc.	2,032	110,764
Prudential PLC	53,289	689,699
		800,463

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Insurance-Multi-line — 0.1%
MetLife, Inc.	2,268	$78,155
Insurance-Property/Casualty — 0.1%
Chubb Corp.	1,538	117,319
Insurance-Reinsurance — 0.0%
RenaissanceRe Holdings, Ltd.	588	45,300
Internet Telephone — 0.2%
BroadSoft, Inc.†	7,544	309,455
Investment Management/Advisor Services — 0.6%
Affiliated Managers Group, Inc.†	4,567	561,741
Franklin Resources, Inc.	291	36,395
T. Rowe Price Group, Inc.	2,113	133,753
		731,889
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	932	80,189
Machinery-General Industrial — 0.4%
Chart Industries, Inc.†	6,288	464,369
Medical Instruments — 0.5%
Endologix, Inc.†	21,339	294,905
St. Jude Medical, Inc.	2,548	107,347
Volcano Corp.†	7,481	213,732
		615,984
Medical Products — 0.1%
Baxter International, Inc.	2,377	143,238
Medical-Biomedical/Gene — 3.5%
Ariad Pharmaceuticals, Inc.†	7,521	182,196
Celgene Corp.†	34,550	2,639,620
Cubist Pharmaceuticals, Inc.†	11,489	547,795
Gilead Sciences, Inc.†	6,909	458,274
Vertex Pharmaceuticals, Inc.†	11,286	631,452
		4,459,337
Medical-Drugs — 1.0%
Abbott Laboratories	2,003	137,326
Eli Lilly & Co.	1,960	92,924
Jazz Pharmaceuticals PLC†	5,090	290,181
Johnson & Johnson	3,767	259,584
Merck & Co., Inc.	3,745	168,899
Pfizer, Inc.	11,344	281,898
		1,230,812
Medical-HMO — 0.1%
UnitedHealth Group, Inc.	2,582	143,069
Medical-Hospitals — 0.4%
Universal Health Services, Inc., Class B	11,450	523,609
Metal Processors & Fabrication — 0.8%
Precision Castparts Corp.	6,423	1,049,133
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	3,212	127,131
Metal-Diversified — 0.8%
Turquoise Hill Resources, Ltd.†	114,792	973,436
Metal-Iron — 0.0%
Cliffs Natural Resources, Inc.	1,372	53,686
Security Description	Shares	Value (Note 2)
Multimedia — 1.8%
News Corp., Class A	82,767	$2,030,274
Time Warner, Inc.	1,461	66,227
Walt Disney Co.	2,381	124,479
		2,220,980
Networking Products — 0.6%
Cisco Systems, Inc.	5,096	97,283
NETGEAR, Inc.†	4,063	154,963
Palo Alto Networks, Inc.†	2,023	124,556
Procera Networks, Inc.†	16,378	384,883
		761,685
Oil Companies-Exploration & Production — 1.3%
Anadarko Petroleum Corp.	1,843	128,862
Apache Corp.	1,090	94,252
Cabot Oil & Gas Corp.	1,352	60,705
Continental Resources, Inc.†	1,022	78,592
Devon Energy Corp.	987	59,713
EOG Resources, Inc.	582	65,213
EQT Corp.	621	36,639
Noble Energy, Inc.	621	57,573
Occidental Petroleum Corp.	1,713	147,421
Range Resources Corp.	902	63,023
Rex Energy Corp.†	25,808	344,537
Southwestern Energy Co.†	1,610	55,996
Triangle Petroleum Corp.†	59,787	428,075
		1,620,601
Oil Companies-Integrated — 0.7%
Chevron Corp.	2,288	266,689
Exxon Mobil Corp.	3,017	275,905
Hess Corp.	2,591	139,189
Marathon Petroleum Corp.	892	48,694
Suncor Energy, Inc.	3,613	118,687
		849,164
Oil Field Machinery & Equipment — 0.4%
Dril-Quip, Inc.†	6,420	461,470
National Oilwell Varco, Inc.	1,232	98,695
		560,165
Oil-Field Services — 0.5%
Hornbeck Offshore Services, Inc.†	2,971	108,887
Schlumberger, Ltd.	6,461	467,324
Weatherford International, Ltd.†	3,017	38,256
		614,467
Patient Monitoring Equipment — 0.4%
Insulet Corp.†	22,517	485,917
Pharmacy Services — 2.0%
Catamaran Corp.†	882	86,410
Express Scripts Holding Co.†	39,530	2,477,345
		2,563,755
Real Estate Investment Trusts — 0.1%
Host Hotels & Resorts, Inc.	5,929	95,160
Rental Auto/Equipment — 0.1%
Hertz Global Holdings, Inc.†	6,672	91,607

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Resort/Theme Parks — 0.3%
Vail Resorts, Inc.	6,650	$383,373
Retail-Apparel/Shoe — 1.9%
Aeropostale, Inc.†	6,829	92,396
ANN, Inc.†	9,935	374,848
Limited Brands, Inc.	32,916	1,621,442
PVH Corp.	518	48,547
Urban Outfitters, Inc.†	5,427	203,838
		2,341,071
Retail-Automobile — 0.4%
Penske Automotive Group, Inc.	16,607	499,705
Retail-Building Products — 0.2%
Home Depot, Inc.	4,077	246,129
Retail-Discount — 0.1%
Target Corp.	1,831	116,214
Wal-Mart Stores, Inc.	574	42,361
		158,575
Retail-Drug Store — 0.1%
CVS Caremark Corp.	2,615	126,618
Retail-Jewelry — 0.7%
Cie Financiere Richemont SA, Class A	14,798	887,408
Retail-Regional Department Stores — 0.0%
Macy's, Inc.	612	23,023
Retail-Restaurants — 0.5%
Arcos Dorados Holdings, Inc., Class A	9,348	144,240
Domino's Pizza, Inc.	6,675	251,648
Ignite Restaurant Group, Inc.†	12,393	172,758
		568,646
Retail-Sporting Goods — 0.1%
Dick's Sporting Goods, Inc.	2,740	142,069
Retail-Vitamins & Nutrition Supplements — 0.3%
GNC Holdings, Inc., Class A	10,928	425,864
Semiconductor Components-Integrated Circuits — 0.3%
QUALCOMM, Inc.	5,029	314,262
Software Tools — 0.1%
VMware, Inc., Class A†	1,424	137,758
Steel-Producers — 0.6%
Carpenter Technology Corp.	11,356	594,146
Reliance Steel & Aluminum Co.	1,337	69,992
United States Steel Corp.	2,330	44,433
		708,571
Telephone-Integrated — 0.3%
AT&T, Inc.	3,744	141,149
CenturyLink, Inc.	2,680	108,272
Verizon Communications, Inc.	3,366	153,388
		402,809
Theaters — 0.1%
Cinemark Holdings, Inc.	5,894	132,202
Therapeutics — 0.2%
BioMarin Pharmaceutical, Inc.†	6,231	250,922
Tobacco — 0.1%
Altria Group, Inc.	3,566	119,069
Security Description	Shares/ Principal Amount(12)	Value (Note 2)
Transport-Rail — 0.2%
Union Pacific Corp.	2,422	$287,491
Transport-Services — 1.6%
C.H. Robinson Worldwide, Inc.	10,129	593,053
Hub Group, Inc., Class A†	8,795	261,036
United Parcel Service, Inc., Class B	16,229	1,161,509
		2,015,598
Vitamins & Nutrition Products — 0.6%
Mead Johnson Nutrition Co.	9,711	711,622
Web Portals/ISP — 0.3%
Google, Inc., Class A†	510	384,795
Wireless Equipment — 1.5%
Aruba Networks, Inc.†	4,440	99,833
Crown Castle International Corp.†	18,261	1,170,530
SBA Communications Corp., Class A†	9,866	620,572
		1,890,935
Total Common Stock (cost $54,832,144)		70,536,009
PREFERRED STOCK — 0.0%
Banks-Super Regional — 0.0%
US Bancorp FRS Series A 3.50%	26	22,360
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†	8,000	1
Finance-Mortgage Loan/Banker — 0.0%
Federal Home Loan Mtg. Corp. FRS Series Z 8.38%	500	425
Total Preferred Stock (cost $25,822)		22,786
ASSET BACKED SECURITIES — 5.5%
Diversified Financial Services — 5.5%
AmeriCredit Automobile Receivables Trust, Series 2010-3, Class C 3.34% due 04/08/2016	$80,000	83,554
AmeriCredit Automobile Receivables Trust, Series 2010-A, Class A3 3.51% due 07/06/2017	219,168	225,444
AmeriCredit Automobile Receivables Trust, Series 2010-2, Class C 4.52% due 10/08/2015	65,000	67,530
AmeriCredit Automobile Receivables Trust, Series 2010-1, Class C 5.19% due 08/17/2015	65,000	68,364
Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A 4.64% due 05/20/2016*	160,000	173,930

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Avis Budget Rental Car Funding AESOP LLC, Series 2009-2A, Class A 5.68% due 02/20/2013*	$220,833	$223,401
Banc of America Alternative Loan Trust Series 2004-10, Class 1CB1 6.00% due 11/25/2034(4)	4,678	4,586
Banc of America Commercial Mtg., Inc., VRS Series 2007-3, Class A4 5.73% due 02/10/2051(5)	125,000	147,692
Banc of America Funding Corp. Series 2006-3, Class 5A5 5.50% due 03/25/2036(4)	3,614	3,667
Bear Stearns Adjustable Rate Mtg. Trust FRS Series 2005-12, Class 12A1 2.75% due 02/25/2036(4)	270,211	209,403
Bear Stearns Commercial Mtg. Securities, Inc. VRS Series 2007-PW16, Class A4 5.72% due 06/11/2040(5)	125,000	147,434
Citicorp Mtg. Securities, Inc. Series 2006-2, Class 1A8 5.75% due 04/25/2036(4)	1,932	1,935
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 2.52% due 03/25/2036(4)	148,754	120,831
Citigroup/Deutsche Bank Commercial Mtg. Trust, VRS Series 2007-CD5, Class A4 5.89% due 11/15/2044(5)	135,000	159,742
Commercial Mtg. Pass Through Certs. Series 2012-CR2, Class A2 2.03% due 08/15/2045(5)	62,042	64,362
Commercial Mtg. Pass Through Certs. Series 2010-C1, Class A3 4.21% due 07/10/2046*(5)	110,000	125,364
Countrywide Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.39% due 01/25/2037(4)	168,318	116,177
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(4)	25,000	25,000
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-12, Class 2A4 5.50% due 05/25/2035(4)	3,068	3,095
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-29, Class A1 5.75% due 12/25/2035(4)	132,962	122,965
Security Description	Principal Amount(12)	Value (Note 2)
Diversified Financial Services (continued)
Countrywide Home Loan Mtg. Pass Through Trust, Series 2006-14, Class A3 6.25% due 09/25/2036(4)	$6,660	$6,526
DB-UBS Mtg. Trust, Series 2011-LC1A, Class A3 5.00% due 11/10/2046*(5)	125,000	149,179
Entergy Arkansas Restoration Funding LLC Series 2010A, Class A1 2.30% due 08/01/2021	130,313	136,196
First Horizon Alternative Mtg. Securities FRS Series 2005-AA3, Class 3A1 2.62% due 05/25/2035(4)	214,857	181,611
Ford Credit Auto Lease Trust Series 2012-A, Class B 1.61% due 10/15/2016*	100,000	100,684
GMAC Commercial Mtg. Securities, Inc. VRS Series 2006-C1, Class A4 5.24% due 11/10/2045(5)	330,000	366,167
GS Mtg. Securities Corp II Series 2010-C1, Class A2 4.59% due 08/10/2043*(5)	100,000	116,552
GS Mtg. Securities Corp II Series 2011-GC3, Class A4 4.75% due 03/10/2044*(5)	100,000	117,755
GS Mtg. Securities Corp II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(5)	30,000	37,184
GS Mtg. Securities Corp. II VRS Series 2004-GG2, Class A6 5.40% due 08/10/2038(5)	500,000	535,339
GS Mtg. Securities Corp. II FRS Series 2007-EOP, Class L 5.46% due 03/06/2020*(5)	155,000	155,063
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A1 2.71% due 01/25/2036(4)	105,790	89,509
GSR Mtg. Loan Trust FRS Series 2007-AR1, Class 2A1 2.79% due 03/25/2047(4)	59,205	44,690
GSR Mtg. Loan Trust FRS Series 2005-AR2, Class 1A2 2.92% due 04/25/2035(4)	77,987	67,470
GSR Mtg. Loan Trust FRS Series 2006-AR2, Class 3A1 2.92% due 04/25/2036(4)	19,453	15,504
Hertz Vehicle Financing LLC, Series 2009-2A, Class A1 4.26% due 03/25/2014*	150,000	151,563
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.75% due 05/25/2035(4)	123,048	100,870
LB-UBS Commercial Mtg. Trust, Series 2007-C2, Class A3 5.43% due 02/15/2040(5)	130,000	148,715

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
LB-UBS Commercial Mtg. Trust VRS Series2008-C1, Class A2 6.16% due 04/15/2041(5)	$80,000	$96,904
Merrill Lynch Mtg. Investors Trust FRS Series 2007-MLN1, Class A2A 0.32% due 03/25/2037	71,400	49,309
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A2, Class A2 2.53% due 02/25/2035(4)	133,328	131,439
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A1, Class 2A1 2.63% due 12/25/2034(4)	96,846	96,777
Morgan Stanley Capital I VRS Series 2007-T25, Class A3 5.51% due 11/12/2049(5)	170,000	197,163
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/2037(4)	109,949	99,336
MortgageIT Trust FRS Series 2005-4, Class A1 0.49% due 10/25/2035(4)	280,901	227,893
New Century Home Equity Loan Trust VRS Series 2004-A, Class AII9 5.01% due 08/25/2034	4,088	4,000
OBP Depositor LLC Trust, Series 2010-OBP, Class A 4.65% due 07/15/2045*(5)	165,000	194,421
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.31% due 02/25/2037	61,056	37,273
Santander Drive Auto Receivables Trust, Series 2011-1, Class C 3.11% due 05/16/2016	115,000	118,563
Santander Drive Auto Receivables Trust, Series 2010-2, Class C 3.89% due 07/17/2017	25,000	25,962
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR3, Class A2A 0.28% due 04/25/2037	280,187	126,613
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.34% due 05/25/2037	140,724	74,593
Sequoia Mtg. Trust FRS Series 2007-1, Class 2A1 2.71% due 02/20/2047(4)	164,330	140,598
SNAAC Auto Receivables Trust Series 2012-1A, Class A 1.78% due 06/15/2016*	27,721	27,772
Security Description	Principal Amount(12)	Value (Note 2)
Diversified Financial Services (continued)
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A2 2.11% due 05/10/2063(5)	$23,483	$24,514
Volvo Financial Equipment LLC Series 2012-1A, Class B 1.51% due 08/15/2017*	20,000	20,236
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 5.97% due 06/15/2045(5)	19,000	21,219
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR2, Class 2A2 2.61% due 03/25/2035(4)	194,664	191,820
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-BB, Class A2 2.62% due 01/25/2035(4)	263,531	256,611
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR14, Class 2A1 2.62% due 10/25/2036(4)	107,920	91,764
Total Asset Backed Securities (cost $6,499,245)		6,869,833
U.S. CORPORATE BONDS & NOTES — 11.2%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc. Senior Notes 4.00% due 03/15/2022	6,000	6,285
Interpublic Group of Cos., Inc. Senior Notes 6.25% due 11/15/2014	168,000	181,440
		187,725
Advertising Sales — 0.0%
Lamar Media Corp. Company Guar. Notes 5.88% due 02/01/2022	10,000	10,650
Advertising Services — 0.0%
Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	5,000	4,950
Aerospace/Defense — 0.0%
Esterline Technologies Corp. Company Guar. Notes 7.00% due 08/01/2020	20,000	22,200
Lockheed Martin Corp. Senior Notes 4.25% due 11/15/2019	9,000	10,186
Lockheed Martin Corp. Senior Notes 6.15% due 09/01/2036	8,000	10,373
		42,759

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Aerospace/Defense-Equipment — 0.0%
BE Aerospace, Inc. Senior Notes 6.88% due 10/01/2020	$30,000	$33,300
Airlines — 0.2%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/2015	17,397	15,048
Continental Airlines, Inc. Pass Through Certs. Series 2012-2, Class A 4.00% due 04/29/2026	70,000	71,662
Continental Airlines, Inc. Pass Through Certs. Series 1998-1, Class A 6.65% due 03/15/2019	29,506	31,867
Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class B 6.90% due 04/19/2022	57,235	60,240
Continental Airlines, Inc. Pass Through Certs. Series 2009-2, Class A 7.25% due 11/10/2019	72,140	82,420
		261,237
Auction House/Art Dealers — 0.0%
Sotheby's Company Guar. Notes 5.25% due 10/01/2022*	10,000	10,175
Auto-Cars/Light Trucks — 0.0%
Ford Motor Co. Senior Notes 7.40% due 11/01/2046	5,000	6,000
Banks-Commercial — 0.4%
Associated Banc-Corp. Senior Notes 5.13% due 03/28/2016	19,000	20,860
HSBC USA, Inc. Senior Notes 2.38% due 02/13/2015	140,000	144,122
KeyBank NA Sub. Notes 7.41% due 10/15/2027	6,000	6,655
National City Bank Sub. Notes 5.80% due 06/07/2017	250,000	292,555
Regions Bank Sub. Notes 7.50% due 05/15/2018	10,000	11,800
Zions Bancorp. Senior Notes 4.50% due 03/27/2017	19,000	19,613
		495,605
Security Description	Principal Amount(12)	Value (Note 2)
Banks-Fiduciary — 0.0%
Bank of New York Mellon Corp. Senior Notes 1.20% due 02/20/2015	$12,000	$12,162
Banks-Money Center — 0.0%
Chase Capital III FRS Ltd. Guar. Notes 0.97% due 03/01/2027	16,000	12,244
Comerica Bank Sub. Notes 5.20% due 08/22/2017	8,000	9,105
		21,349
Banks-Mortgage — 0.0%
Provident Funding Associates LP/PFG Finance Corp. Senior Sec. Notes 10.25% due 04/15/2017*	35,000	37,625
Banks-Super Regional — 0.3%
Capital One Capital VI Ltd. Guar. Notes 8.88% due 05/15/2040	7,000	7,117
Capital One Financial Corp. FRS Senior Notes 1.61% due 07/15/2014	8,000	8,056
Capital One Financial Corp. Senior Notes 2.15% due 03/23/2015	15,000	15,380
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/2016	50,000	57,075
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/2020	9,000	10,936
SunTrust Banks, Inc. Senior Notes 3.60% due 04/15/2016	90,000	96,153
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/2026	2,000	2,087
US Bancorp Senior Notes 1.65% due 05/15/2017	11,000	11,261
Wachovia Corp. Senior Notes 5.75% due 02/01/2018	76,000	91,776
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/2018(6)	10,000	11,488
		311,329
Beverages-Wine/Spirits — 0.0%
Constellation Brands, Inc. Company Guar. Notes 4.63% due 03/01/2023	5,000	5,100

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Bonds 8.20% due 01/15/2039	$45,000	$75,180
Molson Coors Brewing Co. Company Guar. Notes 3.50% due 05/01/2022	20,000	21,191
		96,371
Broadcast Services/Program — 0.1%
Liberty Media LLC Senior Notes 8.25% due 02/01/2030	30,000	31,650
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. Sec. Notes 8.88% due 04/15/2017	6,000	6,525
Turner Broadcasting, Inc. Company Guar. Notes 8.38% due 07/01/2013	120,000	126,852
		165,027
Building Products-Wood — 0.0%
Masco Corp. Bonds 6.50% due 08/15/2032	20,000	20,711
Building-Residential/Commercial — 0.0%
Standard Pacific Corp. Company Guar. Notes 8.38% due 05/15/2018	5,000	5,769
Cable/Satellite TV — 0.7%
AT&T Broadband Company Guar. Notes 8.38% due 03/15/2013	175,000	181,219
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	55,000	58,850
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.63% due 01/31/2022	40,000	43,700
Comcast Corp. Company Guar. Notes 5.65% due 06/15/2035	6,000	7,026
COX Communications, Inc. Senior Notes 5.45% due 12/15/2014	120,000	131,976
COX Communications, Inc. Senior Notes 6.25% due 06/01/2018*	25,000	30,004
CSC Holdings LLC Senior Notes 7.63% due 07/15/2018	30,000	34,575
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 3.80% due 03/15/2022	85,000	87,470
Security Description	Principal Amount(12)	Value (Note 2)
Cable/Satellite TV (continued)
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 5.20% due 03/15/2020	$30,000	$34,104
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	60,000	65,400
TCI Communications, Inc. Senior Notes 7.13% due 02/15/2028	10,000	13,131
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042	73,000	72,801
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/2040	50,000	58,797
		819,053
Casino Hotels — 0.0%
CityCenter Holdings LLC/ CityCenter Finance Corp. Sec. Notes 10.75% due 01/15/2017(7)	1,227	1,310
Harrah's Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/2017	5,000	5,375
Station Casinos LLC Company Guar. Notes 3.66% due 06/18/2018*(8)	5,000	4,313
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 1st. Mtg. Notes 7.75% due 08/15/2020	15,000	16,687
		27,685
Cellular Telecom — 0.2%
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/2014	100,000	106,370
Cricket Communications, Inc. Senior Sec. Notes 7.75% due 05/15/2016	40,000	42,200
Nextel Communications, Inc. Company Guar. Notes 7.38% due 08/01/2015	1,000	1,004
Sprint Nextel Corp. Company Guar. Notes 7.00% due 03/01/2020*	10,000	11,200
Sprint Nextel Corp. Senior Notes 7.00% due 08/15/2020	5,000	5,200
Sprint Nextel Corp. Company Guar. Notes 9.00% due 11/15/2018*	20,000	24,000
		189,974

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Chemicals-Diversified — 0.1%
Celanese US Holdings LLC Company Guar. Notes 6.63% due 10/15/2018	$6,000	$6,570
Dow Chemical Co. Senior Notes 4.25% due 11/15/2020	85,000	93,521
		100,091
Chemicals-Specialty — 0.1%
Cytec Industries, Inc. Senior Notes 4.60% due 07/01/2013	37,000	37,709
Eastman Chemical Co. Senior Notes 7.25% due 01/15/2024	18,000	24,173
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	5,000	6,939
		68,821
Coal — 0.1%
Alpha Natural Resources, Inc. Company Guar. Notes 6.00% due 06/01/2019	5,000	4,175
CONSOL Energy, Inc. Company Guar. Notes 8.00% due 04/01/2017	15,000	15,675
CONSOL Energy, Inc. Company Guar. Notes 8.25% due 04/01/2020	10,000	10,475
Peabody Energy Corp. Company Guar. Notes 6.00% due 11/15/2018*	10,000	10,000
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/2020	66,000	67,485
Peabody Energy Corp. Company Guar. Notes 7.38% due 11/01/2016	30,000	33,975
		141,785
Computer Services — 0.0%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/2015	11,000	11,822
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/2015*	10,000	10,375
International Business Machines Corp. Senior Notes 6.22% due 08/01/2027	20,000	27,467
		49,664
Consulting Services — 0.0%
Verisk Analytics, Inc. Company Guar. Notes 4.13% due 09/12/2022	3,000	3,048
Security Description	Principal Amount(12)	Value (Note 2)
Containers-Metal/Glass — 0.0%
Crown Americas LLC/Crown Americas Capital Corp. III Company Guar. Notes 6.25% due 02/01/2021	$10,000	$11,150
Data Processing/Management — 0.0%
Audatex North America, Inc. Company Guar. Notes 6.75% due 06/15/2018*	15,000	16,012
Fidelity National Information Services, Inc. Company Guar. Notes 7.63% due 07/15/2017	5,000	5,475
		21,487
Dialysis Centers — 0.0%
Fresenius Medical Care U.S. Finance II, Inc. Company Guar. Notes 5.63% due 07/31/2019*	5,000	5,325
Diversified Banking Institutions — 1.7%
Ally Financial, Inc. Company Guar. Notes 5.50% due 02/15/2017	5,000	5,226
BAC Capital Trust XIII FRS Ltd. Guar. Notes 4.00% due 10/29/2012(6)	41,000	31,592
Bank of America Corp. Senior Notes 4.90% due 05/01/2013	45,000	46,045
Bank of America Corp. Sub. Notes 5.42% due 03/15/2017	1,000	1,081
Bank of America Corp. Senior Notes 5.65% due 05/01/2018	100,000	114,018
Bank of America Corp. Senior Notes 5.75% due 12/01/2017	18,000	20,710
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	140,000	161,515
Bank of America Corp. Senior Notes 6.00% due 09/01/2017	150,000	173,502
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025	4,000	4,542
Citigroup, Inc. Senior Notes 2.25% due 08/07/2015	50,000	50,763
Citigroup, Inc. Senior Notes 4.45% due 01/10/2017	120,000	131,805
Citigroup, Inc. Sub. Notes 5.00% due 09/15/2014	25,000	26,368

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Citigroup, Inc. Sub. Notes 5.50% due 02/15/2017	$10,000	$11,075
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	15,000	15,843
Citigroup, Inc. Sub. Notes 6.13% due 08/25/2036	105,000	114,014
Citigroup, Inc. Notes 8.50% due 05/22/2019	80,000	105,801
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/2017	150,000	165,316
Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/2027	125,000	130,920
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	15,000	17,508
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	18,000	19,283
Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/2019	100,000	124,019
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	95,000	96,320
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	85,000	92,871
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	30,000	33,065
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/2014	155,000	166,316
JPMorgan Chase & Co. Sub. Notes 6.13% due 06/27/2017	11,000	12,951
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/2018(6)	10,000	11,357
JPMorgan Chase Capital XXIII FRS Ltd. Guar. Bonds 1.43% due 05/15/2077	5,000	3,551
Morgan Stanley Senior Notes 5.50% due 07/28/2021	11,000	12,038
Morgan Stanley Senior Notes 6.38% due 07/24/2042	59,000	64,981
Security Description	Principal Amount(12)	Value (Note 2)
Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 6.63% due 04/01/2018	$125,000	$143,618
		2,108,014
Diversified Financial Services — 0.5%
Associates Corp. of North America Senior Notes 6.95% due 11/01/2018	15,000	18,036
General Electric Capital Corp. Senior Notes 3.15% due 09/07/2022	125,000	125,561
General Electric Capital Corp. Sub. Notes 5.30% due 02/11/2021	115,000	131,970
General Electric Capital Corp. Senior Notes 5.63% due 05/01/2018	75,000	88,448
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	93,000	110,824
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	64,000	81,986
		556,825
Diversified Manufacturing Operations — 0.0%
General Electric Co. Senior Notes 5.25% due 12/06/2017	9,000	10,649
Textron, Inc. Senior Notes 4.63% due 09/21/2016	20,000	21,680
		32,329
E-Commerce/Services — 0.0%
NetFlix, Inc. Company Guar. Notes 8.50% due 11/15/2017	20,000	21,300
Electric-Generation — 0.0%
AES Corp. Senior Notes 8.00% due 10/15/2017	5,000	5,775
Allegheny Energy Supply Co. LLC Senior Notes 6.75% due 10/15/2039*	22,000	23,230
		29,005
Electric-Integrated — 0.3%
CMS Energy Corp. Senior Notes 2.75% due 05/15/2014	13,000	13,187
Commonwealth Edison Co. 1st Mtg. Notes 3.80% due 10/01/2042	3,000	3,034
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	25,000	28,938

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
DPL, Inc. Senior Notes 7.25% due 10/15/2021*	$30,000	$34,200
Duke Energy Carolinas LLC 1st Mtg. Notes 4.00% due 09/30/2042	6,000	6,120
Duke Energy Indiana, Inc. 1st Mtg. Notes 4.20% due 03/15/2042	6,000	6,137
Edison International Senior Notes 3.75% due 09/15/2017	50,000	53,708
Entergy Corp. Senior Notes 3.63% due 09/15/2015	85,000	89,417
Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/2022*	26,000	27,510
Exelon Generation Co. LLC Senior Notes 5.60% due 06/15/2042*	13,000	13,955
Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/2041	7,000	7,667
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	7,000	7,507
Georgia Power Co. Senior Notes 4.30% due 03/15/2042	4,000	4,267
Great Plains Energy, Inc. Senior Notes 5.29% due 06/15/2022	6,000	6,727
Ipalco Enterprises, Inc. Senior Sec. Notes 7.25% due 04/01/2016*	5,000	5,563
Northern States Power Co. 1st Mtg. Notes 3.40% due 08/15/2042	6,000	5,764
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	50,000	66,151
		379,852
Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc. Senior Notes 5.63% due 12/15/2020	7,000	7,490
Electronic Components-Semiconductors — 0.0%
National Semiconductor Corp. Senior Notes 6.60% due 06/15/2017	12,000	15,014
Finance-Auto Loans — 0.3%
American Honda Finance Corp. Notes 1.00% due 08/11/2015*	7,000	7,014
Security Description	Principal Amount(12)	Value (Note 2)
Finance-Auto Loans (continued)
Ford Motor Credit Co. LLC Senior Notes 4.21% due 04/15/2016	$350,000	$370,910
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/2018	5,000	5,564
Hyundai Capital America Company Guar. Notes 2.13% due 10/02/2017*	11,000	11,002
		394,490
Finance-Commercial — 0.0%
Textron Financial Corp. Senior Notes 5.40% due 04/28/2013	18,000	18,465
Finance-Consumer Loans — 0.1%
SLM Corp. Notes 4.63% due 09/25/2017	14,000	14,202
SLM Corp. Senior Notes 5.63% due 08/01/2033	65,000	61,360
SLM Corp. Senior Notes 6.25% due 01/25/2016	71,000	77,035
SLM Corp. Senior Notes 7.25% due 01/25/2022	10,000	11,200
SLM Corp. Senior Notes 8.45% due 06/15/2018	10,000	11,712
		175,509
Finance-Investment Banker/Broker — 0.3%
Bear Stearns Cos. LLC Sub. Notes 5.55% due 01/22/2017	8,000	9,097
Lazard Group LLC Senior Notes 6.85% due 06/15/2017	125,000	141,076
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	10,000	2,550
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†	11,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†	15,000	2
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/2016	13,000	14,204
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	150,000	159,130

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Investment Banker/Broker (continued)
Merrill Lynch & Co., Inc Senior Notes 6.88% due 04/25/2018	$55,000	$65,896
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/2038	4,000	5,024
		396,980
Finance-Leasing Companies — 0.0%
Air Lease Corp. Senior Notes 4.50% due 01/15/2016*	10,000	10,000
Boeing Capital Corp. Senior Notes 2.13% due 08/15/2016	12,000	12,603
Boeing Capital Corp. Senior Notes 2.90% due 08/15/2018	6,000	6,582
		29,185
Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. Bonds 1.00% due 02/02/2015	6,000	6,070
SquareTwo Financial Corp. Sec. Notes 11.63% due 04/01/2017	10,000	8,850
		14,920
Food-Misc./Diversified — 0.2%
Cargill, Inc. Senior Notes 4.31% due 05/14/2021*	145,000	160,833
Kraft Foods Group, Inc. Company Guar. Notes 3.50% due 06/06/2022*	80,000	84,527
Kraft Foods, Inc. Senior Notes 6.88% due 01/26/2039	41,000	56,354
		301,714
Gas-Distribution — 0.1%
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/2018	75,000	90,042
Sempra Energy Senior Notes 2.88% due 10/01/2022	15,000	15,180
Southern Union Co. Senior Notes 7.60% due 02/01/2024	6,000	7,613
		112,835
Gas-Transportation — 0.0%
Northern Natural Gas Co. Senior Notes 4.10% due 09/15/2042*	4,000	4,023
Home Furnishings — 0.0%
Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/2015	5,000	5,025
Security Description	Principal Amount(12)	Value (Note 2)
Hotel/Motels — 0.0%
Choice Hotels International, Inc. Company Guar. Notes 5.75% due 07/01/2022	$5,000	$5,450
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 7.50% due 02/15/2021	20,000	21,600
Calpine Corp. Senior Sec. Notes 7.50% due 02/15/2021*	30,000	32,400
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*	5,000	5,462
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	5,000	5,675
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/2020	10,000	10,900
		76,037
Insurance-Life/Health — 0.0%
Lincoln National Corp. Senior Notes 4.85% due 06/24/2021	6,000	6,517
Primerica, Inc. Senior Notes 4.75% due 07/15/2022	8,000	8,485
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/2015	13,000	14,317
Torchmark Corp. Senior Notes 3.80% due 09/15/2022	3,000	3,068
Unum Group Senior Notes 5.75% due 08/15/2042	6,000	6,313
		38,700
Insurance-Multi-line — 0.2%
Hartford Financial Services Group, Inc. Senior Notes 6.30% due 03/15/2018	14,000	16,221
Hartford Financial Services Group, Inc. FRS Jr. Sub. Debentures 8.13% due 06/15/2068	60,000	69,075
MetLife, Inc. Senior Notes 3.05% due 12/15/2022	6,000	6,076
MetLife, Inc. Senior Notes 4.13% due 08/13/2042	6,000	5,908
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/05/2039*	75,000	102,626
		199,906

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/2014*	$10,000	$10,505
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	80,000	118,036
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	18,000	18,353
		146,894
Insurance-Property/Casualty — 0.2%
ACE Capital Trust II Ltd. Guar.Notes 9.70% due 04/01/2030	125,000	179,063
Markel Corp. Senior Notes 4.90% due 07/01/2022	8,000	8,452
		187,515
Machinery-Construction & Mining — 0.0%
Caterpillar, Inc. Senior Notes 1.50% due 06/26/2017	12,000	12,253
Machinery-Farming — 0.1%
Case New Holland, Inc. Company Guar. Notes 7.88% due 12/01/2017	40,000	46,900
CNH America LLC Company Guar. Notes 7.25% due 01/15/2016	20,000	22,450
		69,350
Marine Services — 0.0%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	4,000	4,220
Medical Products — 0.0%
Baxter International, Inc. Senior Notes 1.85% due 01/15/2017	7,000	7,245
Baxter International, Inc. Senior Notes 3.65% due 08/15/2042	4,000	3,988
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	10,000	13,758
Fresenius U.S. Finance II Company Guar. Notes 9.00% due 07/15/2015*	20,000	23,050
		48,041
Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 3.88% due 11/15/2021	150,000	161,178
Security Description	Principal Amount(12)	Value (Note 2)
Medical-Drugs — 0.1%
Bristol-Myers Squibb Co. Senior Notes 2.00% due 08/01/2022	$11,000	$10,695
Johnson & Johnson Notes 5.55% due 08/15/2017	15,000	18,296
Merck & Co., Inc. Senior Notes 1.10% due 01/31/2018	11,000	11,027
Merck & Co., Inc. Senior Notes 2.40% due 09/15/2022	8,000	8,064
Novartis Capital Corp. Company Guar. Notes 3.70% due 09/21/2042	4,000	4,136
		52,218
Medical-Generic Drugs — 0.1%
Watson Pharmaceuticals, Inc. Senior Notes 1.88% due 10/01/2017	4,000	4,044
Watson Pharmaceuticals, Inc. Senior Notes 3.25% due 10/01/2022	59,000	59,756
Watson Pharmaceuticals, Inc. Senior Notes 4.63% due 10/01/2042	4,000	4,101
		67,901
Medical-HMO — 0.2%
Cigna Corp. Senior Notes 5.38% due 02/15/2042	7,000	7,842
Cigna Corp. Senior Notes 6.15% due 11/15/2036	3,000	3,596
Kaiser Foundation Hospitals Senior Notes 3.50% due 04/01/2022	50,000	52,956
WellPoint, Inc. Senior Notes 1.25% due 09/10/2015	11,000	11,077
WellPoint, Inc. Senior Notes 1.88% due 01/15/2018	90,000	90,688
WellPoint, Inc. Senior Notes 3.30% due 01/15/2023	8,000	8,092
WellPoint, Inc. Senior Notes 4.65% due 01/15/2043	8,000	8,160
		182,411
Medical-Hospitals — 0.1%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/15/2018	6,000	6,225

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Hospitals (continued)
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	$37,000	$41,162
HCA, Inc. Senior Sec. Notes 7.25% due 09/15/2020	10,000	11,200
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/2019	60,000	67,650
Tenet Healthcare Corp. Senior Sec. Notes 6.25% due 11/01/2018	40,000	44,100
Tenet Healthcare Corp Senior Sec. Notes 8.88% due 07/01/2019	5,000	5,650
		175,987
Metal-Iron — 0.0%
Cliffs Natural Resources, Inc. Senior Notes 4.88% due 04/01/2021	11,000	10,767
MRI/Medical Diagnostic Imaging — 0.0%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/2018	10,000	10,100
Multimedia — 0.6%
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/2029	105,000	131,672
NBCUniversal Media LLC Senior Notes 2.88% due 01/15/2023	126,000	126,002
NBCUniversal Media LLC Senior Notes 4.45% due 01/15/2043	8,000	8,004
News America, Inc. Notes 3.00% due 09/15/2022*	11,000	11,097
News America, Inc. Company Guar. Notes 6.20% due 12/15/2034	100,000	120,434
News America, Inc. Company Guar. Notes 6.55% due 03/15/2033	9,000	10,561
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/2023	100,000	140,882
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	9,000	13,084
Time Warner, Inc. Company Guar. Notes 4.90% due 06/15/2042	7,000	7,680
Viacom, Inc. Senior Notes 6.88% due 04/30/2036	105,000	138,675
		708,091
Security Description	Principal Amount(12)	Value (Note 2)
Office Automation & Equipment — 0.1%
Xerox Corp. Senior Notes 4.25% due 02/15/2015	$100,000	$106,206
Oil & Gas Drilling — 0.0%
Rowan Cos., Inc. Company Guar. Notes 4.88% due 06/01/2022	9,000	9,658
Oil Companies-Exploration & Production — 0.2%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	5,000	5,000
Anadarko Petroleum Corp. Notes 6.20% due 03/15/2040	5,000	6,127
Anadarko Petroleum Corp. Senior Notes 6.95% due 06/15/2019	50,000	62,638
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 08/15/2018	15,000	15,600
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022*	10,000	10,450
Devon Energy Corp. Senior Notes 4.75% due 05/15/2042	7,000	7,500
Everest Acquisition LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 6.88% due 05/01/2019*	10,000	10,700
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.25% due 11/01/2019*	5,000	4,975
Milagro Oil & Gas, Inc. Sec. Notes 10.50% due 05/15/2016	4,000	2,840
Newfield Exploration Co. Senior Notes 5.63% due 07/01/2024	15,000	16,650
Newfield Exploration Co. Senior Sub. Notes 7.13% due 05/15/2018	10,000	10,550
Pioneer Natural Resources Co. Senior Notes 3.95% due 07/15/2022	6,000	6,374
Pioneer Natural Resources Co. Senior Notes 6.65% due 03/15/2017	15,000	17,806
QEP Resources, Inc. Senior Notes 6.88% due 03/01/2021	5,000	5,650
Range Resources Corp. Company Guar. Notes 5.75% due 06/01/2021	45,000	48,375

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Range Resources Corp. Company Guar. Notes 7.50% due 10/01/2017	$15,000	$15,600
Union Pacific Resources Group, Inc. Senior Notes 7.15% due 05/15/2028	23,000	27,738
		274,573
Oil Companies-Integrated — 0.0%
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	2,000	2,450
Oil-Field Services — 0.0%
Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/2018	5,000	5,263
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/2019	5,000	5,312
		10,575
Paper & Related Products — 0.1%
Clearwater Paper Corp. Company Guar. Notes 7.13% due 11/01/2018	30,000	32,625
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	14,000	16,408
Georgia-Pacific LLC Company Guar. Notes 8.25% due 05/01/2016*	15,000	16,141
Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/2016*	8,000	8,340
MeadWestvaco Corp. Senior Notes 7.38% due 09/01/2019	40,000	50,743
		124,257
Pharmacy Services — 0.2%
Express Scripts Holding Co. Company Guar. Notes 2.10% due 02/12/2015*	200,000	205,171
Pipelines — 0.2%
El Paso Corp. Senior Notes 7.00% due 06/15/2017	45,000	51,638
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	50,000	56,750
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/2042	12,000	13,847
Enterprise Products Operating LLC Company Guar. Notes 4.45% due 02/15/2043	8,000	7,913
Security Description	Principal Amount(12)	Value (Note 2)
Pipelines (continued)
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/2018	$5,000	$5,300
Kinder Morgan Finance Co. LLC Senior Sec. Notes 6.00% due 01/15/2018*	40,000	43,353
Williams Partners LP Senior Notes 3.35% due 08/15/2022	89,000	90,975
		269,776
Real Estate Investment Trusts — 0.8%
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/2018	5,000	5,372
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/2015	100,000	113,134
Duke Realty LP Senior Notes 3.88% due 10/15/2022	4,000	4,068
Duke Realty LP Senior Notes 6.75% due 03/15/2020	45,000	54,069
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/2017	35,000	38,587
HCP, Inc. Senior Notes 3.75% due 02/01/2016	55,000	58,371
HCP, Inc. Senior Notes 6.00% due 01/30/2017	90,000	103,583
Health Care REIT, Inc. Senior Notes 5.25% due 01/15/2022	125,000	140,758
Host Hotels & Resorts LP Company Guar. Notes 6.00% due 11/01/2020	25,000	27,625
Kimco Realty Corp. Senior Notes 5.58% due 11/23/2015	120,000	132,416
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 8.13% due 11/01/2018	5,000	5,475
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/2013	150,000	154,786
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/2021	86,000	94,516
		932,760

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Management/Services — 0.1%
AMB Property LP Company Guar. Notes 6.13% due 12/01/2016	$125,000	$142,733
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/2019	10,000	10,650
		153,383
Real Estate Operations & Development — 0.1%
First Industrial LP Senior Notes 5.75% due 01/15/2016	10,000	10,513
Regency Centers LP Company Guar. Notes 4.95% due 04/15/2014	90,000	94,633
		105,146
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(1)(2)	10,000	0
Rental Auto/Equipment — 0.0%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	25,000	31,153
Retail-Apparel/Shoe — 0.1%
Limited Brands, Inc. Senior Notes 6.90% due 07/15/2017	30,000	34,500
Limited Brands, Inc. Company Guar. Notes 7.00% due 05/01/2020	5,000	5,675
Phillips-Van Heusen Corp. Senior Notes 7.38% due 05/15/2020	20,000	22,600
		62,775
Retail-Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 4.00% due 11/15/2020	80,000	87,308
Retail-Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/2020	25,000	26,687
Retail-Drug Store — 0.2%
CVS Caremark Corp. Pass Through Certs. 6.94% due 01/10/2030	125,148	152,451
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/31/2033*	9,605	10,977
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	12,804	15,091
		178,519
Security Description	Principal Amount(12)	Value (Note 2)
Retail-Office Supplies — 0.0%
Office Depot, Inc. Senior Sec. Notes 9.75% due 03/15/2019*	$5,000	$4,987
Retail-Perfume & Cosmetics — 0.0%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 5.75% due 06/01/2022	15,000	15,975
Retail-Propane Distribution — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 6.50% due 05/20/2021	20,000	21,000
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/2021	16,000	15,480
		36,480
Retail-Regional Department Stores — 0.0%
Kohl's Corp. Senior Notes 3.25% due 02/01/2023	11,000	11,183
Retail-Restaurants — 0.0%
Dave & Buster's, Inc. Company Guar. Notes 11.00% due 06/01/2018	10,000	11,300
Retail-Toy Stores — 0.0%
Toys R Us Property Co. II LLC Senior Sec. Notes 8.50% due 12/01/2017	4,000	4,310
Satellite Telecom — 0.0%
Hughes Satellite Systems Corp. Senior Sec. Notes 6.50% due 06/15/2019	20,000	21,400
Savings & Loans/Thrifts — 0.0%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	12,000	12,465
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	18,000	20,688
Santander Holdings USA, Inc. Senior Notes 3.00% due 09/24/2015	4,000	4,047
		37,200
Schools — 0.0%
Northwestern University Bonds 4.20% due 12/01/2047	8,000	8,733
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	7,000	7,982
		16,715

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Seismic Data Collection — 0.0%
Geokinetics Holdings USA, Inc. Senior Sec. Notes 9.75% due 12/15/2014	$5,000	$2,175
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	15,000	16,144
Steel-Producers — 0.0%
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/2015	10,000	10,325
Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	5,000	5,425
Telecom Services — 0.4%
BellSouth Telecommunications, Inc. Senior Notes 6.38% due 06/01/2028	12,000	14,334
BellSouth Telecommunications, Inc. Senior Notes 7.00% due 12/01/2095	6,000	7,529
Qwest Corp. Senior Notes 7.50% due 10/01/2014	20,000	22,311
SBA Telecommunications, Inc. Company Guar. Notes 5.75% due 07/15/2020*	5,000	5,250
SBA Tower Trust Sec. Notes 4.25% due 04/15/2040*	200,000	210,674
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/2030	170,000	252,697
		512,795
Telephone-Integrated — 0.3%
AT&T, Inc. Senior Notes 0.88% due 02/13/2015	13,000	13,111
AT&T, Inc. Senior Notes 5.50% due 02/01/2018	56,000	67,933
AT&T, Inc. Senior Notes 6.30% due 01/15/2038	24,000	31,505
AT&T, Inc. Senior Notes 6.45% due 06/15/2034	6,000	7,822
BellSouth Corp. Senior Notes 6.55% due 06/15/2034	9,000	10,880
Century Telephone Enterprise, Inc. Senior Notes 6.88% due 01/15/2028	5,000	5,373
Security Description	Principal Amount(12)	Value (Note 2)
Telephone-Integrated (continued)
Centurylink, Inc. Senior Notes 5.15% due 06/15/2017	$25,000	$27,268
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	50,000	54,407
CenturyLink, Inc. Senior Notes 7.60% due 09/15/2039	10,000	10,576
CenturyLink, Inc. Senior Notes 7.65% due 03/15/2042	5,000	5,327
Frontier Communications Corp. Senior Notes 8.13% due 10/01/2018	5,000	5,625
Frontier Communications Corp. Senior Notes 8.25% due 04/15/2017	40,000	45,400
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	2,000	2,315
Verizon Communications, Inc. Senior Notes 6.40% due 02/15/2038	5,000	6,739
Windstream Corp. Company Guar. Notes 7.88% due 11/01/2017	75,000	83,812
Windstream Corp. Company Guar. Notes 8.13% due 09/01/2018	5,000	5,400
		383,493
Television — 0.1%
CBS Corp. Company Guar. Notes 8.88% due 05/15/2019	80,000	107,231
Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	55,000	54,872
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/2018	49,000	70,183
Lorillard Tobacco Co. Company Guar. Notes 8.13% due 06/23/2019	60,000	77,376
		202,431
Transport-Rail — 0.0%
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	11,000	13,245
Transport-Services — 0.0%
Ryder System, Inc. Senior Notes 2.50% due 03/01/2018	12,000	12,143

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Transport-Services (continued)
United Parcel Service, Inc. Senior Notes 2.45% due 10/01/2022	$11,000	$11,100
		23,243
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 2.50% due 03/15/2016*	110,000	109,971
Penske Truck Leasing Co. LP/ PTL Finance Corp. Notes 3.13% due 05/11/2015*	9,000	9,208
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 3.38% due 03/15/2018*	23,000	23,015
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*	12,000	11,979
		154,173
Web Hosting/Design — 0.0%
Equinix, Inc. Senior Notes 8.13% due 03/01/2018	15,000	16,650
Wire & Cable Products — 0.0%
Anixter, Inc. Company Guar. Notes 5.63% due 05/01/2019	5,000	5,225
Wireless Equipment — 0.0%
Motorola, Inc. Senior Notes 6.63% due 11/15/2037	1,290	1,382
Total U.S. Corporate Bonds & Notes (cost $13,026,303)		14,119,805
FOREIGN CORPORATE BONDS & NOTES — 1.6%
Banks-Commercial — 0.1%
Bank of Montreal Senior Notes 1.40% due 09/11/2017	15,000	15,077
Bank of Nova Scotia Senior Notes 2.55% due 01/12/2017	12,000	12,698
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	108,000	116,215
Westpac Banking Corp. FRS Jr. Sub. Notes 0.84% due 03/29/2013(6)	40,000	20,800
		164,790
Banks-Money Center — 0.0%
Royal Bank of Scotland NV FRS Sub. Notes 1.11% due 03/09/2015	20,000	18,200
Security Description	Principal Amount(12)	Value (Note 2)
Beverages-Wine/Spirits — 0.1%
Pernod-Ricard SA Senior Notes 5.75% due 04/07/2021*	$150,000	$178,461
Cellular Telecom — 0.0%
Vodafone Group PLC Senior Notes 2.50% due 09/26/2022	9,000	8,987
Computers-Memory Devices — 0.0%
Seagate HDD Cayman Company Guar. Notes 7.00% due 11/01/2021	45,000	48,150
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Escrow Notes 10.25% due 04/01/2005†(1)(2)	25,000	0
Diversified Banking Institutions — 0.1%
HSBC Holdings PLC Senior Notes 5.10% due 04/05/2021	70,000	80,867
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015	66,000	66,794
		147,661
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 7.50% due 03/15/2018	10,000	11,150
Bombardier, Inc. Senior Notes 7.75% due 03/15/2020*	10,000	11,475
		22,625
Diversified Minerals — 0.1%
FMG Resources August 2006 Pty, Ltd. Senior Notes 6.00% due 04/01/2017*	65,000	60,450
Teck Resources, Ltd. Company Guar. Notes 5.40% due 02/01/2043	18,000	17,564
		78,014
Electric-Integrated — 0.2%
Centrais Eletricas Brasileiras SA Senior Notes 5.75% due 10/27/2021*	200,000	222,500
Insurance-Multi-line — 0.0%
Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 01/19/2017*(6)	2,000	1,953
Internet Connectivity Services — 0.0%
eAccess, Ltd. Company Guar. Notes 8.25% due 04/01/2018*	10,000	9,100

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Metal-Diversified — 0.0%
Rio Tinto Finance USA PLC Company Guar. Notes 2.88% due 08/21/2022	$3,000	$2,987
Rio Tinto Finance USA, Ltd. Company Guar. Notes 9.00% due 05/01/2019	5,000	6,837
		9,824
Oil & Gas Drilling — 0.2%
Transocean, Inc. Company Guar. Notes 2.50% due 10/15/2017	88,000	88,488
Transocean, Inc. Company Guar. Notes 3.80% due 10/15/2022	8,000	8,041
Transocean, Inc. Company Guar. Notes 4.95% due 11/15/2015	75,000	82,109
Transocean, Inc. Company Guar. Notes 6.80% due 03/15/2038	7,000	8,417
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	6,000	7,411
		194,466
Oil Companies-Exploration & Production — 0.2%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	14,000	18,745
Gazprom Neft OAO Via GPN Capital SA Senior Notes 4.38% due 09/19/2022*	200,000	202,277
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/2017	15,000	16,425
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	10,000	10,675
		248,122
Oil Companies-Integrated — 0.3%
BP Capital Markets PLC Company Guar. Notes 1.85% due 05/05/2017	36,000	36,772
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016	18,000	18,842
BP Capital Markets PLC Company Guar. Notes 4.50% due 10/01/2020	13,000	15,091
Petrobras International Finance Co. Company Guar. Notes 3.88% due 01/27/2016	10,000	10,578
Petrobras International Finance Co. Company Guar. Notes 5.38% due 01/27/2021	110,000	123,945
Security Description	Principal Amount(12)	Value (Note 2)
Oil Companies-Integrated (continued)
Petrobras International Finance Co. Company Guar. Notes 6.75% due 01/27/2041	$60,000	$74,469
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	10,000	11,000
Shell International Finance BV Company Guar. Notes 2.38% due 08/21/2022	6,000	6,057
Total Capital International SA Company Guar. Notes 1.55% due 06/28/2017	11,000	11,206
Total Capital International SA Company Guar. Notes 2.70% due 01/25/2023	6,000	6,116
		314,076
Oil-Field Services — 0.0%
Schlumberger Investment SA Company Guar. Notes 2.40% due 08/01/2022*	6,000	5,939
Schlumberger Norge AS Company Guar. Notes 1.25% due 08/01/2017*	11,000	10,969
		16,908
Steel-Producers — 0.1%
ArcelorMittal Senior Notes 4.00% due 08/05/2015	50,000	49,684
ArcelorMittal Senior Notes 10.10% due 06/01/2019	25,000	28,797
		78,481
Telecom Services — 0.1%
Vivendi SA Senior Notes 2.40% due 04/10/2015*	91,000	92,208
Wind Acquisition Finance SA Company Guar. Notes 7.25% due 02/15/2018*	10,000	9,450
		101,658
Telephone-Integrated — 0.1%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/2030	75,000	112,808
Nippon Telegraph & Telephone Corp. Senior Notes 1.40% due 07/18/2017	15,000	15,208
		128,016
Television — 0.0%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	20,000	20,900

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(12)		Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Transport-Rail — 0.0%
Canadian Pacific Railway, Ltd. Senior Notes 4.50% due 01/15/2022		$17,000	$18,766
Total Foreign Corporate Bonds & Notes (cost $1,923,268)			2,031,658
FOREIGN GOVERNMENT AGENCIES — 0.7%
Regional Authority — 0.0%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017		12,000	12,176
Province of British Columbia, Canada Senior Notes 2.85% due 06/15/2015		3,000	3,195
			15,371
Sovereign — 0.7%
Brazil Nota do Tesouro Nacional Notes 6.00% due 08/15/2014(10)	BRL	1,090,353	576,560
Government of Canada Senior Notes 0.88% due 02/14/2017		12,000	12,139
Oriental Republic of Uruguay Senior Notes 7.63% due 03/21/2036		20,000	31,150
Republic of Argentina Senior Notes 7.00% due 10/03/2015		17,000	15,555
Republic of Colombia Senior Notes 8.13% due 05/21/2024		25,000	37,312
Republic of Romania Senior Notes 6.75% due 02/07/2022		32,000	36,000
Republic of the Philippines Senior Notes 10.63% due 03/16/2025		32,000	56,080
Republic of Venezuela Senior Notes 12.75% due 08/23/2022		9,000	9,563
United Mexican States Senior Notes 3.63% due 03/15/2022		30,000	32,715
United Mexican States Senior Notes 4.75% due 03/08/2044		62,000	68,975
United Mexican States Senior Notes 6.05% due 01/11/2040		19,000	25,318
			901,367
Total Foreign Government Agencies (cost $877,620)			916,738
MUNICIPAL BONDS & NOTES — 0.4%
New Jersey State Turnpike Authority Revenue Bonds 7.41% due 01/01/2040		50,000	73,781
Security Description	Principal Amount(12)	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	$13,000	$14,778
Port Authority of New York & New Jersey Revenue Bonds 4.46% due 10/01/2062	10,000	10,000
Port Authority of New York & New Jersey Revenue Bonds 4.93% due 10/01/2051	14,000	15,771
State of California General Obligation Bonds 6.20% due 10/01/2019	75,000	88,513
State of California General Obligation Bonds 6.51% due 04/01/2039	35,000	38,995
State of California General Obligation Bonds 7.55% due 04/01/2039	60,000	81,391
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	120,000	135,229
Total Municipal Bonds & Notes (cost $392,409)		458,458
U.S. GOVERNMENT AGENCIES — 13.9%
Federal Home Loan Mtg. Corp. — 2.1%
3.50% due 03/01/2042	15,387	16,607
4.00% due 05/01/2040	59,497	65,512
4.00% due October TBA	1,400,000	1,504,781
4.50% due 01/01/2039	10,017	10,775
5.00% due 05/01/2020	372,316	403,281
5.00% due 05/01/2034	68,958	76,462
5.00% due 07/01/2035	11,599	12,627
5.00% due 08/01/2035	69,453	75,608
5.50% due 07/01/2034	17,969	19,717
5.50% due 05/01/2037	15,444	16,932
5.50% due 09/01/2037	30,056	32,782
5.50% due 04/01/2038	5,980	6,517
5.50% due 07/01/2038	14,355	15,657
6.00% due 08/01/2026	75,461	83,191
6.00% due 12/01/2036	14,354	15,802
6.00% due 04/01/2040	234,820	258,140
6.50% due 05/01/2016	151	152
6.50% due 05/01/2029	4,165	4,894
6.50% due 03/01/2036	17,131	19,520
6.50% due 05/01/2036	1,228	1,400
7.00% due 04/01/2032	5,624	6,609
7.50% due 08/01/2023	501	585
7.50% due 08/01/2025	1,770	1,796
Federal Home Loan Mtg. Corp. REMIC Series 1577, Class PK 6.50% due 09/15/2023(4)	16,917	18,971
Series 1226, Class Z 7.75% due 03/15/2022(4)	1,090	1,193
		2,669,511

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. — 7.4%
3.00% due 06/01/2042	$14,824	$15,665
3.00% due October TBA	4,700,000	4,948,953
3.50% due 12/01/2041	71,693	76,961
3.50% due 04/01/2042	48,467	52,036
3.50% due 05/01/2042	28,028	30,092
4.00% due 11/01/2040	39,506	42,618
4.00% due 12/01/2040	90,869	99,305
4.00% due 11/01/2041	14,525	15,674
4.00% due 01/01/2042	41,088	44,337
4.50% due 01/01/2039	19,529	21,144
4.50% due 06/01/2039	450,428	501,056
4.56% due 01/01/2015	534,334	561,787
4.85% due 11/01/2015	580,559	634,978
5.00% due 03/01/2018	9,629	10,500
5.00% due 06/01/2019	3,757	4,096
5.00% due 02/01/2020	18,103	19,740
5.00% due 05/01/2035	12,386	13,574
5.00% due 07/01/2040	201,712	221,082
5.50% due 03/01/2018	16,889	18,466
5.50% due 05/01/2020	39,641	42,809
5.50% due 06/01/2020	95,702	104,638
5.50% due 11/01/2022	14,025	15,309
5.50% due 12/01/2029	12,395	13,609
5.50% due 06/01/2034	13,075	14,437
5.50% due 06/01/2035	677,253	763,006
5.50% due 12/01/2035	40,782	44,977
5.50% due 06/01/2036	269,955	299,580
5.50% due 11/01/2036	11,582	12,716
5.50% due 12/01/2036	13,505	14,826
5.50% due 03/01/2037	2,297	2,518
5.50% due 05/01/2037	22,349	24,508
5.50% due 06/01/2038	17,977	19,713
5.50% due 07/01/2038	28,427	31,173
5.50% due 06/01/2039	19,210	21,066
6.00% due 06/01/2017	8,341	8,999
6.00% due 06/01/2021	238,163	262,223
6.00% due 12/01/2033	32,078	36,306
6.00% due 05/01/2034	24,468	27,502
6.00% due 07/01/2034	6,323	7,107
6.50% due 09/01/2032	41,977	48,544
6.50% due 07/01/2036	12,193	13,886
7.00% due 06/01/2037	92,247	110,156
		9,271,672
Government National Mtg. Assoc. — 4.4%
4.00% due 07/15/2041	80,889	89,388
4.00% due 08/15/2041	29,834	32,969
4.00% due 10/15/2041	81,977	90,590
4.00% due October TBA	2,000,000	2,205,000
4.50% due 06/15/2041	2,715,392	2,991,841
6.00% due 11/15/2028	60,823	69,001
7.00% due 07/15/2033	23,349	28,182
7.50% due 01/15/2032	6,422	7,885
8.50% due 11/15/2017	951	1,025
9.00% due 11/15/2021	372	409
Security Description	Shares/ Principal Amount(12)	Value (Note 2)
Government National Mtg. Assoc. (continued)
Government National Mtg. Assoc. REMIC Series 2005-74, Class HB 7.50% due 09/15/2035(4)	$1,959	$2,267
Series 2005-74, Class HC 7.50% due 09/16/2035(4)	12,163	14,121
		5,532,678
Total U.S. Government Agencies (cost $16,913,417)		17,473,861
U.S. GOVERNMENT TREASURIES — 6.5%
United States Treasury Bonds — 2.5%
2.13% due 02/15/2040 TIPS(10)	18,021	26,302
2.13% due 02/15/2041 TIPS(10)	7,324	10,759
2.75% due 08/15/2042	200,000	196,688
3.00% due 05/15/2042	6,000	6,221
3.13% due 11/15/2041	251,000	267,393
3.88% due 08/15/2040	6,000	7,330
4.38% due 02/15/2038	725,000	954,394
4.38% due 11/15/2039	629,200	831,626
4.50% due 02/15/2036	165,000	220,120
4.75% due 02/15/2041	206,000	288,690
5.38% due 02/15/2031	225,000	325,441
		3,134,964
United States Treasury Notes — 4.0%
0.25% due 03/31/2014	25,000	25,008
0.25% due 09/30/2014	11,000	11,003
0.38% due 04/15/2015	25,000	25,055
0.50% due 07/31/2017	5,000	4,975
0.63% due 05/31/2017	5,000	5,012
0.63% due 08/31/2017	283,000	283,177
0.88% due 02/28/2017	25,000	25,385
0.88% due 07/31/2019	50,000	49,523
1.00% due 10/31/2016	110,000	112,312
1.00% due 03/31/2017	78,000	79,560
1.13% due 05/31/2019	150,000	151,406
1.25% due 10/31/2015	52,000	53,458
1.38% due 02/15/2013(9)	825,000	828,803
1.63% due 08/15/2022	225,000	224,754
1.75% due 07/31/2015	1,550,000	1,612,969
1.75% due 05/15/2022	318,000	322,472
2.00% due 02/15/2022	113,000	117,529
2.13% due 05/31/2015	12,000	12,580
3.63% due 02/15/2020	21,000	24,747
4.25% due 11/15/2014	750,000	813,164
4.50% due 11/15/2015	250,000	282,246
		5,065,138
Total U.S. Government Treasuries (cost $7,749,591)		8,200,102
WARRANTS† — 0.0%
Publishing-Periodicals — 0.0%
Reader's Digest Assoc., Inc. Expires 02/19/2014(1)(2)	48	0
Television — 0.0%
ION Media Networks, Inc. Expires 12/18/2016(1)(2)(3) (strike price $500.00)	2	500

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Shares/ Principal Amount(12)	Value (Note 2)
WARRANTS† (continued)
Television (continued)
ION Media Networks, Inc. Expires 12/18/2016(1)(2)(3) (strike price $687.00)	2	$300
		800
Total Warrants (cost $49)		800
Total Long-Term Investment Securities (cost $102,239,868)		120,630,050
SHORT-TERM INVESTMENT SECURITIES — 1.4%
Commercial Paper — 1.4%
BNP Paribas Financial Services LLC 0.11% due 10/01/2012 (cost $1,700,000)	$1,700,000	1,700,000
REPURCHASE AGREEMENTS — 10.4%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 09/28/2012, to be repurchased 10/01/2012 in the amount of $1,037,001 and collateralized by $670,000 of United States Treasury Bonds, bearing interest at 6.25%, due 05/15/2030 and having an approximate value of $1,069,678	1,037,000	1,037,000
Barclays Capital, Inc. Joint Repurchase Agreement(11)	1,505,000	1,505,000
Bank of America Securities LLC Joint Repurchase Agreement(11)	2,485,000	2,485,000
BNP Paribas SA Joint Repurchase Agreement(11)	1,505,000	1,505,000
Deutsche Bank AG Joint Repurchase Agreement(11)	1,320,000	1,320,000
Royal Bank of Scotland Joint Repurchase Agreement(11)	2,010,000	2,010,000
State Street Bank & Trust Co. Joint Repurchase Agreement(11)	1,501,000	1,501,000
UBS Securities LLC Joint Repurchase Agreement(11)	1,635,000	1,635,000
Total Repurchase Agreements (cost $12,998,000)		12,998,000
TOTAL INVESTMENTS (cost $116,937,868)(13)	107.7%	135,328,050
Liabilities in excess of other assets	(7.7)	(9,671,012)
NET ASSETS	100.0%	$125,657,038

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2012, the aggregate value of these securities was $4,135,034 representing 3.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Illiquid security. At September 30, 2012, the aggregate value of these securities was $800 representing 0.0% of net assets.

(2)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(3)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2012, the Multi-Managed Moderate Growth Portfolio held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
ION Media Networks, Inc. Expries 12/18/2016 (strike price $500.00) Warrants	03/01/2011	2	$—	$500	$250.00	0.00%
ION Media Networks, Inc. Expries 12/18/2016 (strike price $687.00) Warrants	11/11/2010	2	—	300	150.00	0.00
				$800		0.00%

(4)  Collateralized Mortgage Obligation

(5)  Commercial Mortgage Backed Security

(6)  Perpetual maturity — maturity date reflects the next call date.

(7)  PIK - ("Payment in Kind") Security — Income may be paid in additional securities or cash at the discretion of the issuer.

(8)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(9)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(10)  Principal amount of security is adjusted for inflation.

(11)  See Note 2 for details of Joint Repurchase Agreements.

(12)  Denominated in United States dollars unless otherwise indicated.

(13)  See Note 4 for cost of investments on a tax basis.

BRL — Brazilian Real

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at September 30, 2012 and unless noted otherwise, the dates shown are the original maturity dates.

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited)

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2012	Unrealized Appreciation (Depreciation)
12	Long	U.S. Treasury 5YR Notes	December 2012	$1,489,955	$1,495,594	$5,639
22	Long	U.S. Treasury 10YR Notes	December 2012	2,918,090	2,936,656	18,566
11	Short	U.S. Long Bonds	December 2012	1,638,518	1,643,125	(4,607)
1	Long	U.S. Ultra Bonds	December 2012	161,082	165,219	4,137
						$23,735

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs International	BRL	1,015,000	USD	493,341	10/02/2012	$—	$(7,337)
	USD	499,852	BRL	1,015,000	10/02/2012	826	—
	USD	227,033	EUR	175,000	10/31/2012	—	(2,085)
						826	(9,422)
Royal Bank of Canada	MXN	835,000	USD	64,464	12/19/2012	89	—
Standard Chartered Bank	BRL	130,000	USD	64,020	10/02/2012	—	(106)
	USD	64,245	BRL	130,000	10/02/2012	—	(119)
						—	(225)
UBS AG	BRL	885,000	USD	435,832	10/02/2012	—	(720)
	BRL	885,000	USD	433,909	11/05/2012	—	(725)
	EUR	175,000	USD	226,575	10/31/2012	1,628	—
	MXN	835,000	USD	64,347	12/19/2012	—	(28)
	USD	435,896	BRL	885,000	10/02/2012	656	—
						2,284	(1,473)
Net Unrealized Appreciation/(Depreciation)						$3,199	$(11,120)

BRL — Brazilian Real

EUR — Euro Dollar

MXN — Mexican Peso

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock	$70,536,009	$—	$—	$70,536,009
Preferred Stock:
Finance-Investment Banker/Broker	—	1	—	1
Other Industries*	22,785	—	—	22,785
Asset Backed Securities:
Diversified Financial Services	—	6,869,833	—	6,869,833
U.S. Corporate Bonds & Notes:
Airlines	—	71,662	189,575	261,237
Recycling	—	—	0	0
Other Industries*	—	13,858,568	—	13,858,568
Foreign Corporate Bonds & Notes:
Containers-Metal/Glass	—	—	0	0
Other Industries*	—	2,031,658	—	2,031,658
Foreign Government Agencies	—	916,738	—	916,738
Municipal Bond & Notes	—	458,458	—	458,458

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
U.S. Government Agencies:
Federal National Mtg. Assoc.	$—	$9,271,672	$—	$9,271,672
Other U.S. Government Agencies*	—	8,202,189	—	8,202,189
U.S. Government Treasuries	—	8,200,102	—	8,200,102
Warrants	—	—	800	800
Short-Term Investment Securities:
Commercial Paper	—	1,700,000	—	1,700,000
Repurchase Agreements	—	12,998,000	—	12,998,000
Other Financial Instruments:†
Open Futures Contracts - Appreciation	28,342	—	—	28,342
Open Forward Foreign Currency Contracts - Appreciation	—	3,199	—	3,199
Total	$70,587,136	$64,582,080	$190,375	$135,359,591
Liabilities:
Other Financial Instruments:†
Open Futures Contracts - Depreciation	4,607	—	—	4,607
Open Forward Foreign Currency Contracts - Depreciation	—	11,120	—	11,120
Total	$4,607	$11,120	$—	$15,727

*  Sum of all other industries or U.S. government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or U.S. government agency classification, please refer to Portfolio of Investments.

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO PROFILE — September 30, 2012 (unaudited)

Industry Allocation*
Federal National Mtg. Assoc.	12.5%
Repurchase Agreements	11.2
Diversified Financial Services	9.1
United States Treasury Notes	7.3
Government National Mtg. Assoc.	6.9
Federal Home Loan Mtg. Corp.	3.6
United States Treasury Bonds	3.4
Computers	3.2
Diversified Banking Institutions	3.2
Medical-Biomedical/Gene	2.2
Multimedia	2.1
E-Commerce/Products	1.9
Pharmacy Services	1.6
Oil Companies-Exploration & Production	1.4
Sovereign	1.3
Oil Companies-Integrated	1.2
Banks-Commercial	1.2
Real Estate Investment Trusts	1.2
Telephone-Integrated	1.2
Banks-Super Regional	1.1
Electric-Integrated	1.1
Cable/Satellite TV	1.0
Retail-Apparel/Shoe	1.0
Medical-Drugs	1.0
Transport-Services	1.0
Commercial Paper	0.8
Computers-Memory Devices	0.8
Telecom Services	0.7
Industrial Automated/Robotic	0.7
Enterprise Software/Service	0.6
Finance-Investment Banker/Broker	0.6
Applications Software	0.6
Wireless Equipment	0.6
Metal Processors & Fabrication	0.6
Municipal Bonds	0.6
Insurance-Life/Health	0.6
Casino Hotels	0.5
Metal-Diversified	0.5
Retail-Jewelry	0.5
Finance-Auto Loans	0.5
Food-Misc./Diversified	0.5
Medical-HMO	0.4
Chemicals-Diversified	0.4
Beverages-Wine/Spirits	0.4
Oil-Field Services	0.4
Diversified Manufacturing Operations	0.4
Cosmetics & Toiletries	0.4
Vitamins & Nutrition Products	0.4
Insurance-Multi-line	0.4
Transport-Rail	0.4
Electronic Components-Misc.	0.3
Retail-Drug Store	0.3
Commercial Services-Finance	0.3
Insurance-Property/Casualty	0.3
Commercial Services	0.3
Pipelines	0.3
Web Portals/ISP	0.3
Tobacco	0.3
Brewery	0.3
Advertising Agencies	0.3
Electronic Components-Semiconductors	0.3
Beverages-Non-alcoholic	0.3
Computer Services	0.3%
Airlines	0.3
Oil & Gas Drilling	0.3
Semiconductor Components-Integrated Circuits	0.3
Cellular Telecom	0.3
Athletic Footwear	0.2
Finance-Consumer Loans	0.2
Broadcast Services/Program	0.2
Trucking/Leasing	0.2
Apparel Manufacturers	0.2
Retail-Building Products	0.2
Steel-Producers	0.2
Medical-Hospitals	0.2
Insurance-Mutual	0.2
Medical Products	0.2
Aerospace/Defense-Equipment	0.2
Real Estate Management/Services	0.2
Electronic Connectors	0.2
Real Estate Operations & Development	0.2
Paper & Related Products	0.2
Investment Management/Advisor Services	0.2
Gas-Distribution	0.2
Hotels/Motels	0.2
Coal	0.2
Aerospace/Defense	0.2
Rental Auto/Equipment	0.2
Auto-Cars/Light Trucks	0.2
Television	0.1
Retail-Discount	0.1
Electric Products-Misc.	0.1
Office Automation & Equipment	0.1
Retail-Sporting Goods	0.1
Agricultural Chemicals	0.1
Software Tools	0.1
Instruments-Controls	0.1
Diversified Minerals	0.1
Chemicals-Specialty	0.1
Metal-Copper	0.1
Retail-Auto Parts	0.1
Engineering/R&D Services	0.1
Medical Instruments	0.1
Medical-Generic Drugs	0.1
Machinery-Construction & Mining	0.1
Auto-Heavy Duty Trucks	0.1
Independent Power Producers	0.1
Networking Products	0.1
Savings & Loans/Thrifts	0.1
Oil Field Machinery & Equipment	0.1
Containers-Paper/Plastic	0.1
Machinery-Farming	0.1
Human Resources	0.1
Banks-Money Center	0.1
Building Products-Wood	0.1
Regional Authority	0.1
Electric-Generation	0.1
Retail-Propane Distribution	0.1
Finance-Leasing Companies	0.1
Banks-Mortgage	0.1
107.8%

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO PROFILE — September 30, 2012 (unaudited) (continued)

Credit Quality†#
Aaa	56.9%
Aa	1.2
A	7.8
Baa	21.4
Ba	4.8
B	2.4
Caa	2.0
Ca	0.2
Not Rated@	3.3
100.0%

†  Source: Moody's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

@  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK — 30.6%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	9,275	$103,138
Aerospace/Defense — 0.1%
Boeing Co.	1,061	73,867
Aerospace/Defense-Equipment — 0.1%
United Technologies Corp.	1,788	139,983
Agricultural Chemicals — 0.1%
Monsanto Co.	1,120	101,942
Mosaic Co.	388	22,353
		124,295
Apparel Manufacturers — 0.2%
Coach, Inc.	787	44,088
Prada SpA	23,300	174,283
		218,371
Applications Software — 0.6%
Microsoft Corp.	20,370	606,619
Athletic Footwear — 0.2%
NIKE, Inc., Class B	2,555	242,495
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co.	8,961	88,355
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	2,144	85,814
Banks-Commercial — 0.1%
Regions Financial Corp.	7,716	55,632
Banks-Fiduciary — 0.0%
State Street Corp.	377	15,819
Banks-Super Regional — 0.7%
Capital One Financial Corp.	3,037	173,139
Fifth Third Bancorp	5,124	79,473
PNC Financial Services Group, Inc.	1,885	118,944
SunTrust Banks, Inc.	2,209	62,448
US Bancorp	3,063	105,061
Wells Fargo & Co.	4,675	161,428
		700,493
Beverages-Non-alcoholic — 0.3%
Coca-Cola Co.	3,719	141,062
PepsiCo, Inc.	2,334	165,177
		306,239
Beverages-Wine/Spirits — 0.2%
Pernod-Ricard SA	1,754	196,795
Brewery — 0.2%
Anheuser-Busch InBev NV	2,436	207,137
Casino Hotels — 0.5%
MGM Resorts International†	37,922	407,661
Wynn Resorts, Ltd.	820	94,661
		502,322
Chemicals-Diversified — 0.3%
Celanese Corp., Series A	1,996	75,668
Dow Chemical Co.	3,789	109,729
E.I. du Pont de Nemours & Co.	403	20,259
LyondellBasell Industries NV, Class A	2,183	112,774
		318,430
Security Description	Shares	Value (Note 2)
Commercial Services — 0.3%
Iron Mountain, Inc.	9,775	$333,425
Commercial Services-Finance — 0.3%
Mastercard, Inc., Class A	752	339,513
Computer Services — 0.2%
International Business Machines Corp.	984	204,131
Computers — 3.2%
Apple, Inc.	4,721	3,150,134
Hewlett-Packard Co.	1,543	26,324
		3,176,458
Computers-Memory Devices — 0.7%
EMC Corp.†	23,267	634,491
NetApp, Inc.†	381	12,527
		647,018
Containers-Paper/Plastic — 0.1%
Rock-Tenn Co., Class A	1,047	75,572
Cosmetics & Toiletries — 0.4%
Colgate-Palmolive Co.	1,475	158,149
Procter & Gamble Co.	2,980	206,693
		364,842
Cruise Lines — 0.0%
Carnival Corp.	778	28,350
Diversified Banking Institutions — 0.6%
Bank of America Corp.	8,550	75,497
Citigroup, Inc.	3,145	102,904
Goldman Sachs Group, Inc.	1,890	214,855
JPMorgan Chase & Co.	4,111	166,413
Morgan Stanley	3,789	63,428
		623,097
Diversified Manufacturing Operations — 0.3%
Dover Corp.	1,593	94,768
Eaton Corp.	432	20,416
General Electric Co.	6,801	154,451
		269,635
E-Commerce/Products — 1.9%
Amazon.com, Inc.†	1,108	281,786
eBay, Inc.†	32,829	1,589,252
		1,871,038
Electric Products-Misc. — 0.1%
Emerson Electric Co.	2,693	129,991
Electric-Integrated — 0.3%
Dominion Resources, Inc.	1,567	82,957
Duke Energy Corp.	1,003	64,994
NextEra Energy, Inc.	1,047	73,636
PG&E Corp.	1,170	49,924
		271,511
Electronic Components-Misc. — 0.3%
TE Connectivity, Ltd.	9,700	329,897

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Electronic Components-Semiconductors — 0.3%
Broadcom Corp., Class A	2,070	$71,581
Intel Corp.	4,121	93,464
Micron Technology, Inc.†	8,048	48,167
Texas Instruments, Inc.	2,693	74,192
		287,404
Electronic Connectors — 0.2%
Amphenol Corp., Class A	2,895	170,458
Engineering/R&D Services — 0.1%
Fluor Corp.	1,700	95,676
Enterprise Software/Service — 0.6%
Informatica Corp.†	886	30,842
Oracle Corp.	18,854	593,712
		624,554
Entertainment Software — 0.0%
Activision Blizzard, Inc.	508	5,730
Food-Misc./Diversified — 0.1%
Kellogg Co.	1,375	71,033
Hotels/Motels — 0.2%
Hyatt Hotels Corp., Class A†	991	39,789
Marriott International, Inc., Class A	1,576	61,621
Starwood Hotels & Resorts Worldwide, Inc.	829	48,049
		149,459
Human Resources — 0.1%
Monster Worldwide, Inc.†	10,219	74,905
Industrial Automated/Robotic — 0.7%
FANUC Corp.	4,300	693,157
Instruments-Controls — 0.1%
Honeywell International, Inc.	1,894	113,167
Insurance-Life/Health — 0.5%
Prudential Financial, Inc.	1,894	103,242
Prudential PLC	27,015	349,645
		452,887
Insurance-Multi-line — 0.1%
MetLife, Inc.	1,934	66,646
Insurance-Property/Casualty — 0.1%
Chubb Corp.	1,349	102,902
Insurance-Reinsurance — 0.0%
RenaissanceRe Holdings, Ltd.	492	37,904
Investment Management/Advisor Services — 0.2%
Franklin Resources, Inc.	303	37,896
T. Rowe Price Group, Inc.	1,894	119,890
		157,786
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	740	63,670
Medical Instruments — 0.1%
St. Jude Medical, Inc.	2,264	95,382
Medical Products — 0.1%
Baxter International, Inc.	2,049	123,473
Security Description	Shares	Value (Note 2)
Medical-Biomedical/Gene — 2.0%
Celgene Corp.†	17,640	$1,347,696
Gilead Sciences, Inc.†	3,773	250,263
Vertex Pharmaceuticals, Inc.†	6,402	358,192
		1,956,151
Medical-Drugs — 0.9%
Abbott Laboratories	1,870	128,207
Eli Lilly & Co.	1,772	84,011
Johnson & Johnson	3,404	234,570
Merck & Co., Inc.	3,205	144,545
Pfizer, Inc.	10,208	253,669
		845,002
Medical-HMO — 0.1%
UnitedHealth Group, Inc.	2,275	126,058
Metal Processors & Fabrication — 0.6%
Precision Castparts Corp.	3,522	575,283
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	2,689	106,431
Metal-Diversified — 0.5%
Turquoise Hill Resources, Ltd.†	58,194	493,485
Metal-Iron — 0.0%
Cliffs Natural Resources, Inc.	1,083	42,378
Multimedia — 1.2%
News Corp., Class A	41,959	1,029,254
Time Warner, Inc.	1,289	58,431
Walt Disney Co.	2,082	108,847
		1,196,532
Networking Products — 0.1%
Cisco Systems, Inc.	4,146	79,147
Oil Companies-Exploration & Production — 0.7%
Anadarko Petroleum Corp.	1,691	118,235
Apache Corp.	833	72,030
Cabot Oil & Gas Corp.	1,170	52,533
Continental Resources, Inc.†	867	66,672
Devon Energy Corp.	826	49,973
EOG Resources, Inc.	502	56,249
EQT Corp.	528	31,152
Noble Energy, Inc.	528	48,951
Occidental Petroleum Corp.	1,358	116,870
Range Resources Corp.	835	58,341
Southwestern Energy Co.†	1,567	54,500
		725,506
Oil Companies-Integrated — 0.7%
Chevron Corp.	1,987	231,605
Exxon Mobil Corp.	2,429	222,132
Hess Corp.	2,376	127,639
Marathon Petroleum Corp.	801	43,726
Suncor Energy, Inc.	2,941	96,612
		721,714
Oil Field Machinery & Equipment — 0.1%
National Oilwell Varco, Inc.	945	75,704

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Oil-Field Services — 0.4%
Schlumberger, Ltd.	4,305	$311,381
Weatherford International, Ltd.†	2,533	32,118
		343,499
Pharmacy Services — 1.4%
Catamaran Corp.†	787	77,102
Express Scripts Holding Co.†	21,391	1,340,574
		1,417,676
Real Estate Investment Trusts — 0.1%
Host Hotels & Resorts, Inc.	5,027	80,683
Rental Auto/Equipment — 0.1%
Hertz Global Holdings, Inc.†	5,780	79,359
Retail-Apparel/Shoe — 0.9%
Limited Brands, Inc.	16,687	822,002
PVH Corp.	423	39,643
		861,645
Retail-Building Products — 0.2%
Home Depot, Inc.	3,591	216,789
Retail-Discount — 0.1%
Target Corp.	1,614	102,441
Wal-Mart Stores, Inc.	508	37,490
		139,931
Retail-Drug Store — 0.1%
CVS Caremark Corp.	2,402	116,305
Retail-Jewelry — 0.5%
Cie Financiere Richemont SA, Class A	7,502	449,881
Retail-Regional Department Stores — 0.0%
Macy's, Inc.	462	17,380
Retail-Sporting Goods — 0.1%
Dick's Sporting Goods, Inc.	2,422	125,581
Semiconductor Components-Integrated Circuits — 0.3%
QUALCOMM, Inc.	4,408	275,456
Software Tools — 0.1%
VMware, Inc., Class A†	1,235	119,474
Steel-Producers — 0.1%
Reliance Steel & Aluminum Co.	958	50,151
United States Steel Corp.	1,898	36,195
		86,346
Telephone-Integrated — 0.4%
AT&T, Inc.	3,318	125,089
CenturyLink, Inc.	2,468	99,707
Verizon Communications, Inc.	2,674	121,854
		346,650
Tobacco — 0.1%
Altria Group, Inc.	2,894	96,631
Transport-Rail — 0.3%
Union Pacific Corp.	2,119	251,525
Security Description	Shares/ Principal Amount(13)	Value (Note 2)
Transport-Services — 0.9%
C.H. Robinson Worldwide, Inc.	5,135	$300,654
United Parcel Service, Inc., Class B	8,227	588,807
		889,461
Vitamins & Nutrition Products — 0.4%
Mead Johnson Nutrition Co.	4,923	360,757
Web Portals/ISP — 0.3%
Google, Inc., Class A†	426	321,417
Wireless Equipment — 0.6%
Crown Castle International Corp.†	9,257	593,374
Total Common Stock (cost $22,841,673)		30,169,686
PREFERRED STOCK — 0.0%
Banks-Super Regional — 0.0%
US Bancorp FRS Series A 3.50%	52	44,720
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†	16,000	1
Finance-Mortgage Loan/Banker — 0.0%
Federal Home Loan Mtg. Corp. FRS Series Z 8.38%	900	765
Total Preferred Stock (cost $49,501)		45,486
ASSET BACKED SECURITIES — 8.3%
Diversified Financial Services — 8.3%
AmeriCredit Automobile Receivables Trust, Series 2012-3, Class B 1.59% due 07/10/2017	$13,000	13,123
AmeriCredit Automobile Receivables Trust, Series 2010-3, Class C 3.34% due 04/08/2016	95,000	99,220
AmeriCredit Automobile Receivables Trust, Series 2010-A, Class A3 3.51% due 07/06/2017	248,391	255,503
AmeriCredit Automobile Receivables Trust, Series 2010-2, Class C 4.52% due 10/08/2015	70,000	72,724
AmeriCredit Automobile Receivables Trust, Series 2010-1, Class C 5.19% due 08/17/2015	75,000	78,881
Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A 4.64% due 05/20/2016*	175,000	190,235
Avis Budget Rental Car Funding AESOP LLC, Series 2009-2A, Class A 5.68% due 02/20/2014*	254,167	257,122
Banc of America Alternative Loan Trust Series 2005-6, Class 5A2 5.50% due 07/25/2035(4)	26,072	25,088
Banc of America Alternative Loan Trust Series 2004-10, Class 1CB1 6.00% due 11/25/2034(4)	7,797	7,643

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Banc of America Commercial Mtg., Inc., VRS Series 2007-3, Class A4 5.73% due 02/10/2051(5)	$145,000	$171,323
Banc of America Funding Corp. FRS Series 2006-A, Class 1A1 2.69% due 02/20/2036(4)	43,613	43,267
Banc of America Funding Corp. Series 2006-3, Class 5A5 5.50% due 03/25/2036(4)	9,730	9,873
Bear Stearns Adjustable Rate Mtg. Trust FRS Series 2005-12, Class 12A1 2.83% due 02/25/2036(4)	313,354	242,837
Bear Stearns Commercial Mtg. Securities, Inc. VRS Series 2007-PW16, Class A4 5.72% due 06/11/2040(5)	155,000	182,819
Cajun Global LLC Series 2011-1A, Class A2 5.96% due 02/20/2041*	14,250	15,246
Citicorp Mtg. Securities, Inc. Series 2006-2, Class 1A8 5.75% due 04/25/2036(4)	13,525	13,546
Citigroup Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.70% due 12/10/2049(5)	50,000	58,825
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 2.52% due 03/25/2036(4)	185,460	150,646
Citigroup/Deutsche Bank Commercial Mtg. Trust, VRS Series 2007-CD5, Class A4 5.89% due 11/15/2044(5)	160,000	189,324
Commercial Mtg. Pass Through Certs. Series 2012-CR2, Class A2 2.03% due 08/15/2045(5)	62,042	64,362
Commercial Mtg. Pass Through Certs. Series 2010-C1, Class A3 4.21% due 07/10/2046*(5)	125,000	142,459
Countrywide Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.38% due 01/25/2037(4)	192,363	132,774
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-6, Class 1A11 5.25% due 02/25/2026(4)	25,000	25,000
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-12, Class 2A4 5.50% due 05/25/2035(4)	20,798	20,978
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-29, Class A1 5.75% due 12/25/2035(4)	169,462	156,720
Countrywide Home Loan Mtg. Pass Through Trust, Series 2006-14, Class A3 6.25% due 09/25/2036(4)	8,810	8,633
DB-UBS Mtg. Trust, Series 2011-LC1A, Class A3 5.00% due 11/10/2046*(5)	150,000	179,015
Entergy Arkansas Restoration Funding LLC Series 2010A, Class A1 2.30% due 08/01/2021	217,188	226,994
Security Description	Principal Amount(13)	Value (Note 2)
Diversified Financial Services (continued)
First Horizon Alternative Mtg. Securities FRS Series 2005-AA3, Class 3A1 2.62% due 05/25/2035(4)	$268,571	$227,013
Ford Credit Auto Lease Trust Series 2012-A, Class B 1.61% due 10/15/2016*	120,000	120,821
GS Mtg. Securities Corp II Series 2010-C1, Class A2 4.59% due 08/10/2043*(5)	115,000	134,035
GS Mtg. Securities Corp II Series 2011-GC3, Class A4 4.75% due 03/10/2044*(5)	105,000	123,642
GS Mtg. Securities Corp II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(5)	30,445	37,735
GS Mtg. Securities Corp. II VRS Series 2004-GG2, Class A6 5.40% due 08/10/2038(5)	600,000	642,406
GS Mtg. Securities Corp. II FRS Series 2007-EOP, Class L 5.46% due 03/06/2020*(5)	180,000	180,074
GS Mtg. Securities Corp. II VRS Series 2006-GG6, Class A4 5.55% due 04/10/2038(5)	120,000	136,299
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A1 2.72% due 01/25/2036(4)	129,539	109,603
GSR Mtg. Loan Trust FRS Series 2007-AR1, Class 2A1 2.82% due 03/25/2037(4)	70,169	52,966
GSR Mtg. Loan Trust FRS Series 2005-AR2, Class 1A2 2.92% due 04/25/2035(4)	101,383	87,711
GSR Mtg. Loan Trust FRS Series 2006-AR2, Class 3A1 2.93% due 04/25/2036(4)	21,615	17,227
Hertz Vehicle Financing LLC Series 2010-1A, Class A2 3.74% due 02/25/2017*	4,000	4,331
Hertz Vehicle Financing LLC, Series 2009-2A, Class A1 4.26% due 03/25/2014*	175,000	176,823
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.75% due 05/25/2035(4)	161,501	132,392
LB-UBS Commercial Mtg. Trust, Series 2007-C2, Class A3 5.43% due 02/15/2040(5)	150,000	171,594
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.16% due 04/15/2041(5)	95,000	115,074
Merrill Lynch Mtg. Investors Trust FRS Series 2007-MLN1, Class A2A 0.32% due 03/25/2037	79,448	54,867
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A2, Class A2 2.55% due 02/25/2035(4)	67,467	66,511

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A1, Class 2A1 2.70% due 12/25/2034(4)	$122,920	$122,833
Morgan Stanley Capital I VRS Series 2007-T25, Class A3 5.51% due 11/12/2049(5)	195,000	226,157
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/2037(4)	127,848	115,507
MortgageIT Trust FRS Series 2005-4, Class A1 0.49% due 10/25/2035(4)	369,919	300,113
New Century Home Equity Loan Trust VRS Series 2004-A, Class AII9 4.98% due 08/25/2034	20,439	19,999
OBP Depositor LLC Trust, Series 2010-OBP, Class A 4.65% due 07/15/2045*(5)	190,000	223,879
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.31% due 02/25/2037	63,711	38,894
Santander Drive Auto Receivables Trust, Series 2011-1, Class C 3.11% due 05/16/2016	135,000	139,182
Santander Drive Auto Receivables Trust, Series 2010-2, Class C 3.89% due 07/17/2017	25,000	25,962
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR3, Class A2A 0.28% due 04/25/2037	316,160	142,868
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.34% due 05/25/2037	158,026	83,765
Sequoia Mtg. Trust FRS Series 2007-1, Class 2A1 2.71% due 02/20/2047(4)	204,929	175,334
SNAAC Auto Receivables Trust Series 2012-1A, Class A 1.78% due 06/15/2016*	32,473	32,533
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A2 2.11% due 05/10/2063(5)	47,181	49,252
Volvo Financial Equipment LLC Series 2012-1A, Class B 1.51% due 08/15/2017*	25,000	25,296
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 5.97% due 06/15/2045(5)	19,000	21,219
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-BB, Class A2 2.62% due 01/25/2035(4)	351,374	342,148
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR2, Class 2A2 2.62% due 03/25/2035(4)	254,664	250,943
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR14, Class 2A1 2.62% due 10/25/2036(4)	132,825	112,940
Security Description	Principal Amount(13)	Value (Note 2)
Diversified Financial Services (continued)
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 1.16% due 02/15/2044*(5)(6)	$979,630	$49,175
WF-RBS Commercial Mtg. Trust Series 2012-C8, Class A2 1.88% due 08/15/2045(5)	28,731	29,583
Total Asset Backed Securities (cost $7,819,702)		8,152,886
U.S. CORPORATE BONDS & NOTES — 18.4%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc. Senior Notes 4.00% due 03/15/2022	12,000	12,571
Interpublic Group of Cos., Inc. Senior Notes 6.25% due 11/15/2014	185,000	199,800
		212,371
Advertising Sales — 0.0%
Lamar Media Corp. Company Guar. Notes 5.88% due 02/01/2022	5,000	5,325
Aerospace/Defense — 0.1%
Esterline Technologies Corp. Company Guar. Notes 7.00% due 08/01/2020	20,000	22,200
Lockheed Martin Corp. Senior Notes 4.25% due 11/15/2019	19,000	21,503
Lockheed Martin Corp. Senior Notes 6.15% due 09/01/2036	15,000	19,451
		63,154
Aerospace/Defense-Equipment — 0.1%
BE Aerospace, Inc. Senior Notes 6.88% due 10/01/2020	35,000	38,850
Airlines — 0.3%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/2015	17,397	15,049
Continental Airlines, Inc. Pass Through Certs. Series 2012-2, Class A 4.00% due 04/29/2026	85,000	87,019
Continental Airlines, Inc. Pass Through Certs. Series 1998-1, Class A 6.65% due 03/15/2019	27,539	29,742
Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class B 6.90% due 04/19/2022	66,774	70,279

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Airlines (continued)
Continental Airlines, Inc. Pass Through Certs. Series 2009-2, Class A 7.25% due 11/10/2019	$76,648	$87,571
		289,660
Auction House/Art Dealers — 0.0%
Sotheby's Company Guar. Notes 5.25% due 10/01/2022*	15,000	15,263
Auto-Cars/Light Trucks — 0.1%
Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.25% due 06/15/2021	20,000	21,300
Ford Motor Co. Senior Notes 7.40% due 11/01/2046	15,000	18,000
		39,300
Banks-Commercial — 0.7%
Associated Banc-Corp. Senior Notes 5.13% due 03/28/2016	38,000	41,720
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	5,000	5,413
HSBC USA, Inc. Senior Notes 2.38% due 02/13/2015	261,000	268,684
KeyBank NA Sub. Notes 7.41% due 10/15/2027	10,000	11,091
National City Bank Sub. Notes 5.80% due 06/07/2017	250,000	292,555
Regions Bank Sub. Notes 7.50% due 05/15/2018	15,000	17,700
Zions Bancorp. Senior Notes 4.50% due 03/27/2017	38,000	39,226
		676,389
Banks-Fiduciary — 0.0%
Bank of New York Mellon Corp. Senior Notes 1.20% due 02/20/2015	23,000	23,310
Banks-Money Center — 0.1%
Chase Capital III FRS Ltd. Guar. Notes 0.97% due 03/01/2027	37,000	28,313
Comerica Bank Sub. Notes 5.20% due 08/22/2017	15,000	17,072
		45,385
Security Description	Principal Amount(13)	Value (Note 2)
Banks-Mortgage — 0.1%
Provident Funding Associates LP/PFG Finance Corp. Senior Sec. Notes 10.25% due 04/15/2017*	$40,000	$43,000
Banks-Super Regional — 0.4%
Capital One Capital VI Ltd. Guar. Notes 8.88% due 05/15/2040	12,000	12,201
Capital One Financial Corp. FRS Senior Notes 1.61% due 07/15/2014	14,000	14,098
Capital One Financial Corp. Senior Notes 2.15% due 03/23/2015	30,000	30,760
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/2016	25,000	28,538
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/2020	15,000	18,227
SunTrust Banks, Inc. Senior Notes 3.60% due 04/15/2016	120,000	128,204
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/2026	4,000	4,173
US Bancorp Senior Notes 1.65% due 05/15/2017	21,000	21,498
Wachovia Corp. Senior Notes 5.75% due 02/01/2018	105,000	126,796
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/2018(7)	20,000	22,975
		407,470
Beverages-Non-alcoholic — 0.0%
Innovation Ventures LLC/Innovation Ventures Finance Corp. Senior Sec. Notes 9.50% due 08/15/2019*	5,000	4,825
Beverages-Wine/Spirits — 0.0%
Constellation Brands, Inc. Company Guar. Notes 4.63% due 03/01/2023	5,000	5,100
Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Bonds 8.20% due 01/15/2039	50,000	83,533
Molson Coors Brewing Co. Company Guar. Notes 3.50% due 05/01/2022	25,000	26,489
		110,022

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Broadcast Services/Program — 0.2%
Liberty Media LLC Senior Notes 8.25% due 02/01/2030	$50,000	$52,750
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. Sec. Notes 8.88% due 04/15/2017	6,000	6,525
Turner Broadcasting, Inc. Company Guar. Notes 8.38% due 07/01/2013	160,000	169,137
		228,412
Building Products-Cement — 0.0%
Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019	10,000	10,150
Building Products-Wood — 0.1%
Masco Corp. Senior Notes 6.13% due 10/03/2016	35,000	38,523
Masco Corp. Bonds 6.50% due 08/15/2032	25,000	25,888
		64,411
Building-Residential/Commercial — 0.0%
Standard Pacific Corp. Company Guar. Notes 8.38% due 05/15/2018	15,000	17,306
Cable/Satellite TV — 1.0%
AT&T Broadband Company Guar. Notes 8.38% due 03/15/2013	200,000	207,107
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	65,000	69,550
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.63% due 01/31/2022	50,000	54,625
Comcast Corp. Company Guar. Notes 5.65% due 06/15/2035	11,000	12,880
COX Communications, Inc. Senior Notes 5.45% due 12/15/2014	130,000	142,975
COX Communications, Inc. Senior Notes 6.25% due 06/01/2018*	50,000	60,008
CSC Holdings LLC Senior Notes 7.63% due 07/15/2018	35,000	40,338
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 3.80% due 03/15/2022	100,000	102,906
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.20% due 03/15/2020	31,000	35,241
Security Description	Principal Amount(13)	Value (Note 2)
Cable/Satellite TV (continued)
DISH DBS Corp. Company Guar. Notes 5.88% due 07/15/2022*	$20,000	$20,500
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	56,000	61,040
TCI Communications, Inc. Senior Notes 7.13% due 02/15/2028	15,000	19,696
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042	81,000	80,779
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/2040	90,000	105,835
		1,013,480
Capacitors — 0.0%
Kemet Corp. Senior Sec. Notes 10.50% due 05/01/2018	10,000	10,150
Casino Hotels — 0.0%
Caesars Entertainment Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/2017	5,000	5,375
CityCenter Holdings LLC/CityCenter Finance Corp. Sec. Notes 10.75% due 01/15/2017(8)	5,434	5,801
Station Casinos LLC Company Guar. Notes 3.66% due 06/18/2018*(9)	10,000	8,625
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 1st. Mtg. Notes 7.75% due 08/15/2020	15,000	16,687
		36,488
Cellular Telecom — 0.3%
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/2014	120,000	127,644
Cricket Communications, Inc. Senior Sec. Notes 7.75% due 05/15/2016	75,000	79,125
Nextel Communications, Inc. Company Guar. Notes 7.38% due 08/01/2015	3,000	3,011
Sprint Nextel Corp. Company Guar. Notes 7.00% due 03/01/2020*	11,000	12,320
Sprint Nextel Corp. Senior Notes 7.00% due 08/15/2020	10,000	10,400
Sprint Nextel Corp. Company Guar. Notes 9.00% due 11/15/2018*	20,000	24,000
		256,500

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Chemicals-Diversified — 0.1%
Celanese US Holdings LLC Company Guar. Notes 6.63% due 10/15/2018	$5,000	$5,475
Dow Chemical Co. Senior Notes 4.25% due 11/15/2020	95,000	104,524
		109,999
Chemicals-Specialty — 0.1%
Cytec Industries, Inc. Senior Notes 4.60% due 07/01/2013	44,000	44,843
Eastman Chemical Co. Senior Notes 7.25% due 01/15/2024	27,000	36,259
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	15,000	20,817
Tronox Finance LLC Company Guar. Notes 6.38% due 08/15/2020*	5,000	5,050
		106,969
Coal — 0.2%
Alpha Natural Resources, Inc. Company Guar. Notes 6.00% due 06/01/2019	5,000	4,175
CONSOL Energy, Inc. Company Guar. Notes 8.00% due 04/01/2017	10,000	10,450
CONSOL Energy, Inc. Company Guar. Notes 8.25% due 04/01/2020	10,000	10,475
Peabody Energy Corp. Company Guar. Notes 6.00% due 11/15/2018*	21,000	21,000
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/2020	61,000	62,372
Peabody Energy Corp. Company Guar. Notes 7.38% due 11/01/2016	35,000	39,638
		148,110
Computer Services — 0.1%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/2015	17,000	18,270
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/2015*	15,000	15,563
International Business Machines Corp. Senior Notes 6.22% due 08/01/2027	40,000	54,934
		88,767
Security Description	Principal Amount(13)	Value (Note 2)
Consulting Services — 0.0%
Verisk Analytics, Inc. Company Guar. Notes 4.13% due 09/12/2022	$6,000	$6,097
Consumer Products-Misc. — 0.0%
American Achievement Corp. Sec. Notes 10.88% due 04/15/2016*	17,000	14,748
Data Processing/Management — 0.0%
Audatex North America, Inc. Company Guar. Notes 6.75% due 06/15/2018*	15,000	16,012
Fidelity National Information Services, Inc. Company Guar. Notes 7.63% due 07/15/2017	5,000	5,475
		21,487
Dialysis Centers — 0.0%
Fresenius Medical Care U.S. Finance II, Inc. Company Guar. Notes 5.63% due 07/31/2019*	5,000	5,325
Diversified Banking Institutions — 2.5%
Ally Financial, Inc. Company Guar. Notes 5.50% due 02/15/2017	5,000	5,226
BAC Capital Trust XIII FRS Ltd. Guar. Notes 4.00% due 10/29/2012(7)	82,000	63,185
Bank of America Corp. Senior Notes 4.90% due 05/01/2013	50,000	51,161
Bank of America Corp. Sub. Notes 5.42% due 03/15/2017	1,000	1,081
Bank of America Corp. Senior Notes 5.75% due 12/01/2017	30,000	34,517
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	100,000	115,368
Bank of America Corp. Senior Notes 6.00% due 09/01/2017	175,000	202,419
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025	9,000	10,220
Citigroup, Inc. Senior Notes 2.25% due 08/07/2015	75,000	76,144
Citigroup, Inc. Senior Notes 4.45% due 01/10/2017	145,000	159,265
Citigroup, Inc. Sub. Notes 5.00% due 09/15/2014	10,000	10,547
Citigroup, Inc. Sub. Notes 5.50% due 02/15/2017	17,000	18,828

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	$31,000	$32,741
Citigroup, Inc. Sub. Notes 6.13% due 08/25/2036	120,000	130,302
Citigroup, Inc. Notes 8.50% due 05/22/2019	115,000	152,088
GMAC LLC Sub. Notes 8.00% due 12/31/2018	5,000	5,625
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/2017	150,000	165,316
Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/2027	150,000	157,104
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	30,000	35,015
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	25,000	26,194
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	36,000	38,566
Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/2019	100,000	124,019
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	115,000	116,598
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	110,000	120,185
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	35,000	38,576
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/2014	145,000	155,586
JPMorgan Chase & Co. Sub. Notes 6.13% due 06/27/2017	34,000	40,030
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/2018(7)	20,000	22,715
JPMorgan Chase Capital XXIII FRS Ltd. Guar. Bonds 1.43% due 05/15/2077	10,000	7,103
Morgan Stanley Senior Notes 5.50% due 07/28/2021	23,000	25,171
Security Description	Principal Amount(13)	Value (Note 2)
Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 5.63% due 09/23/2019	$200,000	$218,496
Morgan Stanley Senior Notes 6.38% due 07/24/2042	70,000	77,096
		2,436,487
Diversified Financial Services — 0.8%
Associates Corp. of North America Senior Notes 6.95% due 11/01/2018	30,000	36,072
General Electric Capital Corp. Senior Notes 3.15% due 09/07/2022	150,000	150,673
General Electric Capital Corp. Sub. Notes 5.30% due 02/11/2021	125,000	143,446
General Electric Capital Corp. Senior Notes 5.63% due 05/01/2018	85,000	100,240
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	136,000	162,066
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	165,000	211,369
		803,866
Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 5.25% due 12/06/2017	17,000	20,114
JB Poindexter & Co., Inc. Notes 9.00% due 04/01/2022*	5,000	5,000
Textron, Inc. Senior Notes 4.63% due 09/21/2016	41,000	44,445
		69,559
E-Commerce/Services — 0.0%
NetFlix, Inc. Company Guar. Notes 8.50% due 11/15/2017	20,000	21,300
Electric-Generation — 0.1%
AES Corp. Senior Notes 8.00% due 10/15/2017	5,000	5,775
Allegheny Energy Supply Co. LLC Senior Notes 6.75% due 10/15/2039*	45,000	47,515
		53,290
Electric-Integrated — 0.6%
CMS Energy Corp. Senior Notes 2.75% due 05/15/2014	24,000	24,346

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Commonwealth Edison Co. 1st Mtg. Notes 3.80% due 10/01/2042	$7,000	$7,080
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	48,000	55,561
DPL, Inc. Senior Notes 7.25% due 10/15/2021*	45,000	51,300
Duke Energy Carolinas LLC 1st Mtg. Notes 4.00% due 09/30/2042	12,000	12,241
Duke Energy Indiana, Inc. 1st Mtg. Notes 4.20% due 03/15/2042	12,000	12,274
Edison International Senior Notes 3.75% due 09/15/2017	85,000	91,304
Entergy Corp. Senior Notes 3.63% due 09/15/2015	99,000	104,144
Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/2022*	53,000	56,078
Exelon Generation Co. LLC Senior Notes 5.60% due 06/15/2042*	26,000	27,909
Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/2041	14,000	15,334
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	10,000	10,724
Georgia Power Co. Senior Notes 4.30% due 03/15/2042	7,000	7,467
Great Plains Energy, Inc. Senior Notes 5.29% due 06/15/2022	14,000	15,696
Ipalco Enterprises, Inc. Senior Sec. Notes 7.25% due 04/01/2016*	10,000	11,125
Northern States Power Co. 1st Mtg. Notes 3.40% due 08/15/2042	12,000	11,529
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	60,000	79,381
		593,493
Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc. Senior Notes 5.63% due 12/15/2020	15,000	16,050
Security Description	Principal Amount(13)	Value (Note 2)
Electronic Components-Semiconductors — 0.0%
National Semiconductor Corp. Senior Notes 6.60% due 06/15/2017	$19,000	$23,772
Finance-Auto Loans — 0.5%
American Honda Finance Corp. Notes 1.00% due 08/11/2015*	15,000	15,031
Ford Motor Credit Co. LLC Senior Notes 4.21% due 04/15/2016	375,000	397,403
Hyundai Capital America Company Guar. Notes 2.13% due 10/02/2017*	23,000	23,003
		435,437
Finance-Commercial — 0.0%
Textron Financial Corp. Senior Notes 5.40% due 04/28/2013	29,000	29,749
Finance-Consumer Loans — 0.2%
SLM Corp. Notes 4.63% due 09/25/2017	29,000	29,418
SLM Corp. Senior Notes 5.63% due 08/01/2033	75,000	70,800
SLM Corp. Notes 6.00% due 01/25/2017	15,000	16,331
SLM Corp. Senior Notes 6.25% due 01/25/2016	81,000	87,885
SLM Corp. Senior Notes 7.25% due 01/25/2022	10,000	11,200
SLM Corp. Senior Notes 8.45% due 06/15/2018	15,000	17,568
		233,202
Finance-Investment Banker/Broker — 0.6%
Bear Stearns Cos. LLC Sub. Notes 5.55% due 01/22/2017	18,000	20,468
Lazard Group LLC Senior Notes 6.85% due 06/15/2017	150,000	169,291
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	19,000	4,845
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†	21,000	2
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†	26,000	3
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/2016	26,000	28,408

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Investment Banker/Broker (continued)
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	$150,000	$159,130
Merrill Lynch & Co., Inc. Senior Notes 6.40% due 08/28/2017	130,000	151,237
Merrill Lynch & Co., Inc. Senior Notes 6.88% due 04/25/2018	65,000	77,878
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/2038	6,000	7,535
		618,797
Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 4.50% due 01/15/2016*	15,000	15,000
Air Lease Corp. Senior Notes 5.63% due 04/01/2017*	4,000	4,080
Boeing Capital Corp. Senior Notes 2.13% due 08/15/2016	21,000	22,056
Boeing Capital Corp. Senior Notes 2.90% due 08/15/2018	7,000	7,678
		48,814
Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. Bonds 1.00% due 02/02/2015	12,000	12,139
SquareTwo Financial Corp. Sec. Notes 11.63% due 04/01/2017	20,000	17,700
		29,839
Food-Misc./Diversified — 0.4%
Cargill, Inc. Senior Notes 4.31% due 05/14/2021*	172,000	190,782
Kraft Foods Group, Inc. Company Guar. Notes 3.50% due 06/06/2022*	85,000	89,810
Kraft Foods, Inc. Senior Notes 6.88% due 01/26/2039	46,000	63,226
		343,818
Gas-Distribution — 0.2%
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/2018	85,000	102,048
Sempra Energy Senior Notes 2.88% due 10/01/2022	31,000	31,372
Security Description	Principal Amount(13)	Value (Note 2)
Gas-Distribution (continued)
Southern Union Co. Senior Notes 7.60% due 02/01/2024	$18,000	$22,840
		156,260
Gas-Transportation — 0.0%
Northern Natural Gas Co. Senior Notes 4.10% due 09/15/2042*	9,000	9,052
Home Furnishings — 0.0%
Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/2015	5,000	5,025
Hotel/Motels — 0.0%
Choice Hotels International, Inc. Company Guar. Notes 5.75% due 07/01/2022	5,000	5,450
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 7.50% due 02/15/2021	50,000	54,000
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*	10,000	10,925
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	5,000	5,675
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/2020	10,000	10,900
		81,500
Insurance-Life/Health — 0.1%
Lincoln National Corp. Senior Notes 4.85% due 06/24/2021	11,000	11,947
Primerica, Inc. Senior Notes 4.75% due 07/15/2022	17,000	18,031
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/2015	20,000	22,026
Torchmark Corp. Senior Notes 3.80% due 09/15/2022	7,000	7,159
Unum Group Senior Notes 5.75% due 08/15/2042	12,000	12,626
		71,789
Insurance-Multi-line — 0.3%
Hartford Financial Services Group, Inc. Senior Notes 6.30% due 03/15/2018	27,000	31,284
Hartford Financial Services Group, Inc. FRS Jr. Sub. Debentures 8.13% due 06/15/2068	65,000	74,831

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Multi-line (continued)
MetLife, Inc. Senior Notes 3.05% due 12/15/2022	$12,000	$12,152
MetLife, Inc. Senior Notes 4.13% due 08/13/2042	12,000	11,815
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/05/2039*	100,000	136,835
		266,917
Insurance-Mutual — 0.2%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/2014*	20,000	21,011
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	95,000	140,167
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	37,000	37,725
		198,903
Insurance-Property/Casualty — 0.2%
ACE Capital Trust II Ltd. Guar.Notes 9.70% due 04/01/2030	150,000	214,875
Markel Corp. Senior Notes 4.90% due 07/01/2022	16,000	16,904
		231,779
Machinery-Construction & Mining — 0.0%
Caterpillar, Inc. Senior Notes 1.50% due 06/26/2017	25,000	25,527
Machinery-Farming — 0.1%
Case New Holland, Inc. Company Guar. Notes 7.88% due 12/01/2017	45,000	52,762
CNH America LLC Company Guar. Notes 7.25% due 01/15/2016	20,000	22,450
		75,212
Marine Services — 0.0%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	8,000	8,440
Medical Products — 0.1%
Baxter International, Inc. Senior Notes 1.85% due 01/15/2017	12,000	12,420
Baxter International, Inc. Senior Notes 3.65% due 08/15/2042	7,000	6,980
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	21,000	28,891
Security Description	Principal Amount(13)	Value (Note 2)
Medical Products (continued)
Fresenius U.S. Finance II Company Guar. Notes 9.00% due 07/15/2015*	$20,000	$23,050
		71,341
Medical-Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 3.88% due 11/15/2021	175,000	188,041
Medical-Drugs — 0.1%
Bristol-Myers Squibb Co. Senior Notes 2.00% due 08/01/2022	23,000	22,362
Johnson & Johnson Notes 5.55% due 08/15/2017	25,000	30,493
Merck & Co., Inc. Senior Notes 1.10% due 01/31/2018	22,000	22,055
Merck & Co., Inc. Senior Notes 2.40% due 09/15/2022	16,000	16,129
Novartis Capital Corp. Company Guar. Notes 3.70% due 09/21/2042	9,000	9,305
		100,344
Medical-Generic Drugs — 0.1%
Watson Pharmaceuticals, Inc. Senior Notes 1.88% due 10/01/2017	9,000	9,100
Watson Pharmaceuticals, Inc. Senior Notes 3.25% due 10/01/2022	74,000	74,948
Watson Pharmaceuticals, Inc. Senior Notes 4.63% due 10/01/2042	7,000	7,176
		91,224
Medical-HMO — 0.3%
Cigna Corp. Senior Notes 4.00% due 02/15/2022	55,000	59,281
Cigna Corp. Senior Notes 5.38% due 02/15/2042	14,000	15,684
Cigna Corp. Senior Notes 6.15% due 11/15/2036	7,000	8,391
Kaiser Foundation Hospitals Senior Notes 3.50% due 04/01/2022	60,000	63,547
WellPoint, Inc. Senior Notes 1.25% due 09/10/2015	22,000	22,154
WellPoint, Inc. Senior Notes 1.88% due 01/15/2018	105,000	105,803

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-HMO (continued)
WellPoint, Inc. Senior Notes 3.30% due 01/15/2023	$16,000	$16,183
WellPoint, Inc. Senior Notes 4.65% due 01/15/2043	16,000	16,320
		307,363
Medical-Hospitals — 0.2%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	10,000	10,663
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/15/2018	6,000	6,225
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	13,000	14,462
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/2019	80,000	90,200
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	25,000	23,875
Tenet Healthcare Corp. Senior Sec. Notes 6.25% due 11/01/2018	35,000	38,587
Tenet Healthcare Corp Senior Sec. Notes 8.88% due 07/01/2019	20,000	22,600
		206,612
Metal-Iron — 0.0%
Cliffs Natural Resources, Inc. Senior Notes 4.88% due 04/01/2021	24,000	23,491
Motion Pictures & Services — 0.0%
NAI Entertainment Holdings LLC Senior Sec. Notes 8.25% due 12/15/2017*	9,000	10,035
MRI/Medical Diagnostic Imaging — 0.0%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/2018	25,000	25,250
Multimedia — 0.9%
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/2029	135,000	169,292
NBCUniversal Media LLC Senior Notes 2.88% due 01/15/2023	162,000	162,003
NBCUniversal Media LLC Senior Notes 4.45% due 01/15/2043	17,000	17,009
News America, Inc. Notes 3.00% due 09/15/2022*	23,000	23,203
Security Description	Principal Amount(13)	Value (Note 2)
Multimedia (continued)
News America, Inc. Company Guar. Notes 6.20% due 12/15/2034	$120,000	$144,521
News America, Inc. Company Guar. Notes 6.55% due 03/15/2033	17,000	19,949
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/2023	115,000	162,014
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	16,000	23,261
Time Warner, Inc. Company Guar. Notes 4.90% due 06/15/2042	14,000	15,360
Viacom, Inc. Senior Notes 6.88% due 04/30/2036	115,000	151,882
		888,494
Office Automation & Equipment — 0.1%
Xerox Corp. Senior Notes 4.25% due 02/15/2015	120,000	127,447
Oil & Gas Drilling — 0.0%
Rowan Cos., Inc. Company Guar. Notes 4.88% due 06/01/2022	19,000	20,390
Oil Companies-Exploration & Production — 0.4%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	10,000	10,000
Anadarko Petroleum Corp. Notes 6.20% due 03/15/2040	15,000	18,380
Anadarko Petroleum Corp. Senior Notes 6.95% due 06/15/2019	55,000	68,903
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 08/15/2018	25,000	26,000
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022*	15,000	15,675
Devon Energy Corp. Senior Notes 4.75% due 05/15/2042	14,000	15,001
EP Energy LLC/EP Energy Finance, Inc. Senior Sec. Notes 6.88% due 05/01/2019*	10,000	10,700
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.25% due 11/01/2019*	5,000	4,975
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 8.63% due 04/15/2020	5,000	5,475

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Milagro Oil & Gas, Inc. Sec. Notes 10.50% due 05/15/2016	$9,000	$6,390
Newfield Exploration Co. Senior Notes 5.63% due 07/01/2024	20,000	22,200
Newfield Exploration Co. Senior Sub. Notes 7.13% due 05/15/2018	10,000	10,550
Pioneer Natural Resources Co. Senior Notes 3.95% due 07/15/2022	12,000	12,747
Pioneer Natural Resources Co. Company Guar. Notes 5.88% due 07/15/2016	30,000	34,177
Pioneer Natural Resources Co. Senior Notes 6.65% due 03/15/2017	15,000	17,806
QEP Resources, Inc. Senior Notes 6.88% due 03/01/2021	5,000	5,650
Range Resources Corp. Company Guar. Notes 5.75% due 06/01/2021	25,000	26,875
Range Resources Corp. Company Guar. Notes 6.75% due 08/01/2020	20,000	22,000
Range Resources Corp. Company Guar. Notes 7.50% due 10/01/2017	15,000	15,600
Union Pacific Resources Group, Inc. Senior Notes 7.15% due 05/15/2028	44,000	53,063
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	10,000	10,750
		412,917
Oil Companies-Integrated — 0.0%
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	5,000	6,125
Oil-Field Services — 0.0%
Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/2018	10,000	10,525
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/2019	10,000	10,625
		21,150
Paper & Related Products — 0.2%
Clearwater Paper Corp. Company Guar. Notes 7.13% due 11/01/2018	35,000	38,063
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	28,000	32,817
Security Description	Principal Amount(13)	Value (Note 2)
Paper & Related Products (continued)
Georgia-Pacific LLC Company Guar. Notes 8.25% due 05/01/2016*	$25,000	$26,902
Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/2016*	10,000	10,425
MeadWestvaco Corp. Senior Notes 7.38% due 09/01/2019	45,000	57,085
		165,292
Pharmacy Services — 0.2%
Express Scripts Holding Co. Company Guar. Notes 2.10% due 02/12/2015*	225,000	230,817
Pipelines — 0.3%
El Paso Corp. Senior Notes 7.00% due 06/15/2017	50,000	57,375
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	56,000	63,560
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/2042	25,000	28,848
Enterprise Products Operating LLC Company Guar. Notes 4.45% due 02/15/2043	16,000	15,826
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/2018	10,000	10,600
Kinder Morgan Finance Co. LLC Senior Sec. Notes 6.00% due 01/15/2018*	41,000	44,437
Williams Partners LP Senior Notes 3.35% due 08/15/2022	104,000	106,309
		326,955
Real Estate Investment Trusts — 1.1%
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/2018	15,000	16,115
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/2015	100,000	113,134
Duke Realty LP Senior Notes 3.88% due 10/15/2022	9,000	9,153
Duke Realty LP Senior Notes 6.75% due 03/15/2020	55,000	66,084
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/2017	40,000	44,100
HCP, Inc. Senior Notes 3.75% due 02/01/2016	75,000	79,597

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
HCP, Inc. Senior Notes 6.00% due 01/30/2017	$105,000	$120,847
Health Care REIT, Inc. Senior Notes 5.25% due 01/15/2022	125,000	140,758
Host Hotels & Resorts LP Senior Notes 5.25% due 03/15/2022*	3,000	3,240
Host Hotels & Resorts LP Company Guar. Notes 6.00% due 11/01/2020	35,000	38,675
Kimco Realty Corp. Senior Notes 5.58% due 11/23/2015	150,000	165,520
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 8.13% due 11/01/2018	5,000	5,475
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/2013	175,000	180,583
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/2021	86,000	94,517
		1,077,798
Real Estate Management/Services — 0.2%
AMB Property LP Company Guar. Notes 6.13% due 12/01/2016	145,000	165,570
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/2019	10,000	10,650
		176,220
Real Estate Operations & Development — 0.2%
First Industrial LP Senior Notes 5.75% due 01/15/2016	20,000	21,027
Regency Centers LP Company Guar. Notes 4.95% due 04/15/2014	140,000	147,206
		168,233
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(1)(2)	25,000	1
Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	30,000	37,384
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022*	5,000	5,200
United Rentals North America, Inc. Company Guar. Notes 8.38% due 09/15/2020	10,000	10,700
		53,284
Security Description	Principal Amount(13)	Value (Note 2)
Retail-Apparel/Shoe — 0.1%
Limited Brands, Inc. Senior Notes 6.90% due 07/15/2017	$70,000	$80,500
Limited Brands, Inc. Company Guar. Notes 7.00% due 05/01/2020	10,000	11,350
Phillips-Van Heusen Corp. Senior Notes 7.38% due 05/15/2020	20,000	22,600
		114,450
Retail-Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 4.00% due 11/15/2020	95,000	103,678
Retail-Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/2020	26,000	27,755
Retail-Drug Store — 0.2%
CVS Caremark Corp. Pass Through Certs. 6.94% due 01/10/2030	147,496	179,674
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/31/2033*	14,408	16,465
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	23,639	27,861
		224,000
Retail-Office Supplies — 0.0%
Office Depot, Inc. Senior Sec. Notes 9.75% due 03/15/2019*	5,000	4,988
Retail-Perfume & Cosmetics — 0.0%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 5.75% due 06/01/2022	15,000	15,975
Retail-Propane Distribution — 0.1%
AmeriGas Finance LLC/AmeriGas Finance Corp. Company Guar. Notes 7.00% due 05/20/2022	10,000	10,775
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 6.50% due 05/20/2021	17,000	17,850
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/2021	21,000	20,317
		48,942
Retail-Regional Department Stores — 0.0%
Kohl's Corp. Senior Notes 3.25% due 02/01/2023	23,000	23,383

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Toy Stores — 0.0%
Toys R Us Property Co. II LLC Senior Sec. Notes 8.50% due 12/01/2017	$7,000	$7,543
Satellite Telecom — 0.0%
Hughes Satellite Systems Corp. Senior Sec. Notes 6.50% due 06/15/2019	5,000	5,350
Savings & Loans/Thrifts — 0.1%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	25,000	25,969
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	35,000	40,226
Santander Holdings USA, Inc. Senior Notes 3.00% due 09/24/2015	10,000	10,117
		76,312
Schools — 0.0%
Northwestern University Bonds 4.20% due 12/01/2047	17,000	18,557
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	14,000	15,964
		34,521
Seismic Data Collection — 0.0%
Geokinetics Holdings USA, Inc. Senior Sec. Notes 9.75% due 12/15/2014	5,000	2,175
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 6.88% due 03/15/2018	5,000	5,419
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	10,000	10,762
		16,181
Steel-Producers — 0.0%
AK Steel Corp. Company Guar. Notes 7.63% due 05/15/2020	5,000	4,375
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/2015	20,000	20,650
		25,025
Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	10,000	10,850
Telecom Services — 0.6%
BellSouth Telecommunications, Inc. Senior Notes 6.38% due 06/01/2028	23,000	27,474
Security Description	Principal Amount(13)	Value (Note 2)
Telecom Services (continued)
BellSouth Telecommunications, Inc. Senior Notes 7.00% due 12/01/2095	$12,000	$15,058
SBA Telecommunications, Inc. Company Guar. Notes 5.75% due 07/15/2020*	5,000	5,250
SBA Tower Trust Sec. Notes 4.25% due 04/15/2040*	220,000	231,741
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/2030	200,000	297,290
		576,813
Telephone-Integrated — 0.5%
AT&T, Inc. Senior Notes 0.88% due 02/13/2015	25,000	25,214
AT&T, Inc. Senior Notes 5.50% due 02/01/2018	55,000	66,720
AT&T, Inc. Senior Notes 6.30% due 01/15/2038	10,000	13,127
AT&T, Inc. Senior Notes 6.45% due 06/15/2034	10,000	13,037
BellSouth Corp. Senior Notes 6.55% due 06/15/2034	16,000	19,342
Century Telephone Enterprise, Inc. Senior Notes 6.88% due 01/15/2028	15,000	16,118
Centurylink, Inc. Senior Notes 5.15% due 06/15/2017	25,000	27,268
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	55,000	59,848
CenturyLink, Inc. Senior Notes 7.60% due 09/15/2039	15,000	15,864
CenturyLink, Inc. Senior Notes 7.65% due 03/15/2042	8,000	8,523
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/2015	14,000	14,140
Frontier Communications Corp. Senior Notes 8.13% due 10/01/2018	5,000	5,625
Frontier Communications Corp. Senior Notes 8.25% due 04/15/2017	46,000	52,210
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	4,000	4,630

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
Verizon Communications, Inc. Senior Notes 6.40% due 02/15/2038	$10,000	$13,478
Windstream Corp. Company Guar. Notes 7.50% due 06/01/2022	40,000	42,400
Windstream Corp. Company Guar. Notes 7.88% due 11/01/2017	55,000	61,462
Windstream Corp. Company Guar. Notes 8.13% due 09/01/2018	5,000	5,400
		464,406
Television — 0.1%
CBS Corp. Company Guar. Notes 3.38% due 03/01/2022	9,000	9,403
CBS Corp. Company Guar. Notes 8.88% due 05/15/2019	95,000	127,337
		136,740
Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	50,000	49,884
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/2018	58,000	83,073
Lorillard Tobacco Co. Company Guar. Notes 8.13% due 06/23/2019	70,000	90,272
		223,229
Transport-Rail — 0.0%
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	27,000	32,511
Transport-Services — 0.1%
Ryder System, Inc. Senior Notes 2.50% due 03/01/2018	24,000	24,285
United Parcel Service, Inc. Senior Notes 2.45% due 10/01/2022	22,000	22,201
		46,486
Travel Services — 0.0%
Sabre, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	5,000	5,138
Trucking/Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 03/15/2016*	130,000	129,966
Penske Truck Leasing Co. LP/PTL Finance Corp. Notes 3.13% due 05/11/2015*	18,000	18,415
Security Description	Principal Amount(13)	Value (Note 2)
Trucking/Leasing (continued)
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.38% due 03/15/2018*	$46,000	$46,030
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*	25,000	24,956
		219,367
Web Hosting/Design — 0.0%
Equinix, Inc. Senior Notes 8.13% due 03/01/2018	15,000	16,650
Wire & Cable Products — 0.0%
Anixter, Inc. Company Guar. Notes 5.63% due 05/01/2019	6,000	6,270
Wireless Equipment — 0.0%
Motorola, Inc. Senior Notes 6.63% due 11/15/2037	1,935	2,073
Total U.S. Corporate Bonds & Notes (cost $16,801,281)		18,180,785
FOREIGN CORPORATE BONDS & NOTES — 2.8%
Banks-Commercial — 0.4%
Bank of Montreal Senior Notes 1.40% due 09/11/2017	30,000	30,154
Bank of Nova Scotia Senior Notes 2.55% due 01/12/2017	24,000	25,395
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	116,000	124,824
HSBC Bank PLC Senior Notes 3.10% due 05/24/2016*	195,000	205,489
Westpac Banking Corp. FRS Jr. Sub. Notes 0.84% due 03/29/2013(7)	80,000	41,600
		427,462
Banks-Money Center — 0.0%
Royal Bank of Scotland NV FRS Sub. Notes 1.11% due 03/09/2015	30,000	27,300
Beverages-Wine/Spirits — 0.2%
Pernod-Ricard SA Senior Notes 5.75% due 04/07/2021*	175,000	208,205
Cellular Telecom — 0.0%
Vodafone Group PLC Senior Notes 2.50% due 09/26/2022	18,000	17,973
Computers-Memory Devices — 0.1%
Seagate HDD Cayman Company Guar. Notes 7.00% due 11/01/2021	40,000	42,800

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Escrow Notes 10.25% due 04/01/2005†(1)(2)	$20,000	$0
Diversified Banking Institutions — 0.1%
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015	88,000	89,059
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 7.50% due 03/15/2018	10,000	11,150
Bombardier, Inc. Senior Notes 7.75% due 03/15/2020*	15,000	17,213
		28,363
Diversified Minerals — 0.1%
FMG Resources August 2006 Pty, Ltd. Senior Notes 6.00% due 04/01/2017*	75,000	69,750
FMG Resources August 2006 Pty, Ltd. Senior Notes 6.88% due 04/01/2022*	5,000	4,575
Teck Resources, Ltd. Company Guar. Notes 5.40% due 02/01/2043	35,000	34,151
		108,476
Electric-Integrated — 0.2%
Centrais Eletricas Brasileiras SA Senior Notes 5.75% due 10/27/2021*	200,000	222,500
Insurance-Multi-line — 0.0%
Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 01/19/2017*(7)	13,000	12,691
Internet Connectivity Services — 0.0%
eAccess, Ltd. Company Guar. Notes 8.25% due 04/01/2018*	10,000	9,100
Metal-Diversified — 0.0%
Rio Tinto Finance USA PLC Company Guar. Notes 2.88% due 08/21/2022	6,000	5,973
Rio Tinto Finance USA, Ltd. Company Guar. Notes 9.00% due 05/01/2019	11,000	15,042
		21,015
Oil & Gas Drilling — 0.3%
Transocean, Inc. Company Guar. Notes 2.50% due 10/15/2017	114,000	114,632
Transocean, Inc. Company Guar. Notes 3.80% due 10/15/2022	16,000	16,083
Security Description	Principal Amount(13)	Value (Note 2)
Oil & Gas Drilling (continued)
Transocean, Inc. Company Guar. Notes 4.95% due 11/15/2015	$90,000	$98,530
Transocean, Inc. Company Guar. Notes 6.80% due 03/15/2038	13,000	15,633
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	12,000	14,821
		259,699
Oil Companies-Exploration & Production — 0.3%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	30,000	40,168
Gazprom Neft OAO Via GPN Capital SA Senior Notes 4.38% due 09/19/2022*	200,000	202,277
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/2017	15,000	16,425
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	10,000	10,675
		269,545
Oil Companies-Integrated — 0.5%
BP Capital Markets PLC Company Guar. Notes 1.85% due 05/05/2017	57,000	58,223
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016	36,000	37,685
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022	10,000	10,582
BP Capital Markets PLC Company Guar. Notes 4.50% due 10/01/2020	24,000	27,860
Petrobras International Finance Co. Company Guar. Notes 3.88% due 01/27/2016	15,000	15,867
Petrobras International Finance Co. Company Guar. Notes 5.38% due 01/27/2021	125,000	140,846
Petrobras International Finance Co. Company Guar. Notes 6.75% due 01/27/2041	66,000	81,916
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	16,000	17,600
Shell International Finance BV Company Guar. Notes 2.38% due 08/21/2022	11,000	11,105
Total Capital International SA Company Guar. Notes 1.55% due 06/28/2017	23,000	23,431

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated (continued)
Total Capital International SA Company Guar. Notes 2.70% due 01/25/2023	$11,000	$11,212
		436,327
Oil-Field Services — 0.0%
Schlumberger Investment SA Company Guar. Notes 2.40% due 08/01/2022*	12,000	11,878
Schlumberger Norge AS Company Guar. Notes 1.25% due 08/01/2017*	22,000	21,938
		33,816
Steel-Producers — 0.1%
ArcelorMittal Senior Notes 4.00% due 08/05/2015	75,000	74,526
ArcelorMittal Senior Notes 10.10% due 06/01/2019	25,000	28,797
		103,323
Telecom Services — 0.1%
Vivendi SA Senior Notes 2.40% due 04/10/2015*	105,000	106,394
Wind Acquisition Finance SA Company Guar. Notes 7.25% due 02/15/2018*	15,000	14,175
		120,569
Telephone-Integrated — 0.3%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/2030	85,000	127,849
Nippon Telegraph & Telephone Corp. Senior Notes 1.40% due 07/18/2017	30,000	30,416
Telefonica Emisiones SAU Company Guar. Notes 2.58% due 04/26/2013	75,000	75,094
		233,359
Television — 0.0%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	25,000	26,125
Therapeutics — 0.0%
Warner Chilcott Co. LLC Company Guar. Notes 7.75% due 09/15/2018	10,000	10,675
Transport-Rail — 0.1%
Canadian Pacific Railway, Ltd. Senior Notes 4.50% due 01/15/2022	31,000	34,221
Total Foreign Corporate Bonds & Notes (cost $2,603,362)		2,742,603
Security Description	Principal Amount(13)		Value (Note 2)
FOREIGN GOVERNMENT AGENCIES — 1.4%
Regional Authority — 0.1%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017		$24,000	$24,353
Province of British Columbia, Canada Senior Notes 2.85% due 06/15/2015		28,000	29,823
			54,176
Sovereign — 1.3%
Brazil Nota do Tesouro Nacional Notes 6.00% due 08/15/2014(10)	BRL	1,308,423	691,872
Government of Canada Senior Notes 0.88% due 02/14/2017		23,000	23,267
Oriental Republic of Uruguay Senior Notes 7.63% due 03/21/2036		40,000	62,300
Republic of Argentina Senior Notes 7.00% due 10/03/2015		35,000	32,025
Republic of Colombia Senior Notes 8.13% due 05/21/2024		60,000	89,550
Republic of Romania Senior Notes 6.75% due 02/07/2022		70,000	78,750
Republic of the Philippines Senior Notes 10.63% due 03/16/2025		70,000	122,675
Republic of Venezuela Senior Notes 12.75% due 08/23/2022		18,000	19,125
United Mexican States Senior Notes 3.63% due 03/15/2022		60,000	65,430
United Mexican States Senior Notes 4.75% due 03/08/2044		74,000	82,325
United Mexican States Senior Notes 6.05% due 01/11/2040		37,000	49,302
			1,316,621
Total Foreign Government Agencies (cost $1,308,740)			1,370,797
MUNICIPAL BONDS & NOTES — 0.6%
Municipal Bonds — 0.6%
New Jersey State Turnpike Authority Revenue Bonds 7.41% due 01/01/2040		50,000	73,780
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111		25,000	28,420
Port Authoriy of New York & New Jersey Revenue Bonds 4.46% due 10/01/2062		25,000	25,000

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
Municipal Bonds (continued)
Port Authority of New York & New Jersey Revenue Bonds 4.93% due 10/01/2051	$27,000	$30,416
State of California General Obligation Bonds 6.20% due 10/01/2019	100,000	118,018
State of California General Obligation Bonds 6.51% due 04/01/2039	25,000	27,854
State of California General Obligation Bonds 7.55% due 04/01/2039	70,000	94,956
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	140,000	157,767
Total Municipal Bonds & Notes (cost $467,601)		556,211
U.S. GOVERNMENT AGENCIES — 23.0%
Federal Home Loan Mtg. Corp. — 3.6%
3.50% due 03/01/2042	24,043	25,949
4.00% due 09/01/2040	13,978	15,042
4.00% due October TBA	2,000,000	2,149,688
4.50% due 01/01/2039	19,533	21,012
5.00% due 07/01/2020	21,126	22,883
5.00% due 12/01/2020	24,117	26,123
5.00% due 05/01/2021	299,558	324,472
5.00% due 07/01/2021	89,942	97,422
5.00% due 05/01/2034	123,223	136,788
5.00% due 07/01/2035	21,232	23,114
5.00% due 08/01/2035	124,087	135,082
5.00% due 11/01/2035	93,282	101,548
5.50% due 05/01/2037	48,424	53,089
5.50% due 06/01/2037	22,406	24,695
5.50% due 10/01/2037	10,161	11,083
5.50% due 11/01/2037	90,866	99,109
5.50% due 04/01/2038	11,628	12,672
5.50% due 07/01/2038	33,495	36,534
6.00% due 09/01/2026	90,127	99,133
6.00% due 08/01/2036	49,454	54,628
6.50% due 05/01/2016	302	303
6.50% due 05/01/2029	6,247	7,340
6.50% due 07/01/2035	7,309	8,412
6.50% due 03/01/2036	39,616	45,140
6.50% due 05/01/2036	512	583
7.00% due 04/01/2032	11,248	13,218
Federal Home Loan Mtg. Corp., REMIC Series 1577, Class PK 6.50% due 09/15/2023(4)	25,375	28,456
Series 1226, Class Z 7.75% due 03/15/2022(4)	1,556	1,705
		3,575,223
Security Description	Principal Amount(13)	Value (Note 2)
Federal National Mtg. Assoc. — 12.5%
Federal National Mtg. Assoc. STRIPS zero coupon due 05/25/2040(4)	$79,637	$76,078
Federal National Mtg. Assoc. 3.00% due 06/01/2042	30,635	32,373
3.00% due October TBA	5,000,000	5,264,844
3.50% due 12/01/2041	83,319	89,442
3.50% due 01/01/2042	98,093	105,301
3.50% due 04/01/2042	58,160	62,443
3.50% due 05/01/2042	54,123	58,109
4.00% due 09/01/2040	18,443	19,896
4.00% due 12/01/2040	408,911	446,872
4.00% due 11/01/2041	23,924	25,815
4.00% due 01/01/2042	82,175	88,674
4.50% due 01/01/2039	39,058	42,289
4.50% due 08/01/2040	121,165	131,565
4.56% due 01/01/2015	712,445	749,050
4.85% due 11/01/2015	759,193	830,356
5.00% due 03/01/2018	54,551	59,482
5.00% due 06/01/2019	11,440	12,474
5.00% due 05/01/2035	1,673	1,834
5.00% due 07/01/2037	16,841	18,374
5.00% due 07/01/2040	108,603	119,032
5.50% due 03/01/2018	37,157	40,626
5.50% due 10/01/2021	40,666	44,387
5.50% due 06/01/2022	16,536	18,049
5.50% due 12/01/2029	25,617	28,124
5.50% due 05/01/2034	45,091	50,040
5.50% due 06/01/2034	29,056	32,081
5.50% due 09/01/2035	2,059,808	2,295,320
5.50% due 12/01/2035	94,310	104,011
5.50% due 08/01/2036	8,266	9,075
5.50% due 12/01/2036	189	207
5.50% due 03/01/2037	4,593	5,037
5.50% due 06/01/2038	28,641	31,408
5.50% due 07/01/2038	41,061	45,028
5.50% due 06/01/2039	36,971	40,543
6.00% due 06/01/2017	16,682	17,998
6.00% due 06/01/2026	66,529	73,634
6.00% due 04/01/2027	373,342	412,984
6.00% due 12/01/2033	87,485	99,016
6.00% due 05/01/2034	51,629	58,031
6.50% due 06/01/2013	6,463	6,592
6.50% due 09/01/2032	87,870	101,616
6.50% due 06/01/2035	250,748	286,860
6.50% due 02/01/2036	80,249	92,618
6.50% due 10/01/2037	25,183	28,696
7.00% due 06/01/2037	95,884	114,500
		12,270,784
Government National Mtg. Assoc. — 6.9%
4.00% due 09/15/2040	1,554,054	1,717,334
4.00% due 11/15/2040	218,165	241,086
4.00% due 09/15/2041	114,110	126,100
4.50% due 02/15/2039	69,497	76,572
4.50% due 06/15/2041	1,900,775	2,094,289
4.50% due 08/15/2041	727,891	801,996
5.00% due 08/15/2039	1,314,636	1,457,045

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
5.50% due 05/15/2036	$27,763	$31,129
6.00% due 09/15/2032	28,373	32,558
6.00% due 12/15/2033	111,790	129,528
7.00% due 11/15/2031	24,808	29,945
7.00% due 07/15/2033	24,212	29,223
7.50% due 01/15/2032	16,055	19,712
8.00% due 11/15/2031	6,312	6,574
8.50% due 11/15/2017	1,145	1,231
9.00% due 11/15/2021	402	442
Government National Mtg. Assoc, REMIC Series 2005-74, Class HB 7.50% due 09/15/2035(4)	19,567	22,639
Series 2005-74, Class HA 7.50% due 09/16/2035(4)	407	468
		6,817,871
Total U.S. Government Agencies (cost $21,697,687)		22,663,878
U.S. GOVERNMENT TREASURIES — 10.7%
United States Treasury Bonds — 3.4%
2.13% due 02/15/2040 TIPS(10)	36,041	52,604
2.13% due 02/15/2041 TIPS(10)	41,850	61,476
2.75% due 08/15/2042	300,000	295,031
3.00% due 05/15/2042	14,000	14,516
3.13% due 11/15/2041	196,000	208,801
3.13% due 02/15/2042	47,000	49,996
4.38% due 02/15/2038	525,000	691,113
4.38% due 11/15/2039	845,300	1,117,249
4.50% due 02/15/2036(11)	205,000	273,483
4.63% due 02/15/2040	15,000	20,588
4.75% due 02/15/2041	225,000	315,316
5.25% due 11/15/2028	23,000	32,189
5.38% due 02/15/2031	100,000	144,641
6.63% due 02/15/2027(11)	60,000	93,450
		3,370,453
United States Treasury Notes — 7.3%
0.25% due 03/31/2014	150,000	150,047
0.25% due 09/30/2014	22,000	22,005
0.38% due 04/15/2015	60,000	60,131
0.50% due 07/31/2017	10,000	9,951
0.63% due 05/31/2017	11,000	11,028
0.63% due 08/31/2017	564,000	564,353
0.75% due 09/15/2013	750,000	754,014
0.88% due 02/28/2017	300,000	304,617
0.88% due 07/31/2019	100,000	99,047
1.00% due 10/31/2016	150,000	153,152
1.00% due 03/31/2017	179,000	182,580
1.25% due 10/31/2015	109,000	112,057
1.63% due 08/15/2022	154,000	153,832
1.75% due 07/31/2015	2,275,000	2,367,422
1.75% due 05/15/2022	114,000	115,603
1.88% due 09/30/2017	200,000	212,234
2.00% due 02/15/2022	222,000	230,897
2.13% due 05/31/2015	25,000	26,209
Security Description	Shares/ Principal Amount(13)	Value (Note 2)
United States Treasury Notes (continued)
2.38% due 05/31/2018	$11,000	$11,977
3.13% due 05/15/2021	4,000	4,573
3.63% due 02/15/2020	120,000	141,413
4.00% due 02/15/2014	500,000	525,918
4.25% due 11/15/2014	950,000	1,030,008
		7,243,068
Total U.S. Government Treasuries (cost $10,073,226)		10,613,521
WARRANTS† — 0.0%
Publishing-Periodicals — 0.0%
Reader's Digest Assoc., Inc. Expires 02/19/2014(1)(2)	80	0
Television — 0.0%
ION Media Networks, Inc. Expires 12/18/2016(1)(2)(3) (strike price $500.00)	5	1,250
ION Media Networks, Inc. Expires 12/18/2016(1)(2)(3) (strike price $687.00)	5	750
		2,000
Total Warrants (cost $82)		2,000
Total Long-Term Investment Securities (cost $83,662,855)		94,497,853
SHORT-TERM INVESTMENT SECURITIES — 0.8%
Commercial Paper — 0.8%
BNP Paribas Financial Services LLC 0.11% due 10/01/12 (cost $800,000)	$800,000	800,000
REPURCHASE AGREEMENTS — 11.2%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 09/28/2012, to be repurchased 10/01/2012 in the amount of $525,000 and collateralized by $340,000 of United States Treasury Bonds, bearing interest at 6.25%, due 05/15/2030 and having an approximate value of $542,822	525,000	525,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 09/28/2012, to be repurchased 10/01/2012 in the amount of $1,125,001 and collateralized by $815,000 of United States Treasury Bonds, bearing interest at 5.25%, due 02/15/2029 and having an approximate value of $1,152,738	1,125,000	1,125,000
Bank of America Securities LLC Joint Repurchase Agreement(12)	2,235,000	2,235,000
Barclays Capital, Inc. Joint Repurchase Agreement(12)	1,360,000	1,360,000
BNP Paribas SA Joint Repurchase Agreement(12)	1,360,000	1,360,000

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
REPURCHASE AGREEMENTS (continued)
Deutsche Bank AG Joint Repurchase Agreement(12)	$1,190,000	$1,190,000
Royal Bank of Scotland Joint Repurchase Agreement(12)	1,810,000	1,810,000
UBS Securities LLC Joint Repurchase Agreement(12)	1,475,000	1,475,000
Total Repurchase Agreements (cost $11,080,000)		11,080,000
TOTAL INVESTMENTS (cost $95,542,855)(14)	107.8%	106,377,853
Liabilities in excess of other assets	(7.8)	(7,662,672)
NET ASSETS	100.0%	$98,715,181

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2012, the aggregate value of these securities was $5,287,775 representing 5.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Illiquid security. At September 30, 2012, the aggregate value of these securities was $2,001 representing 0.0% of net assets.

(2)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(3)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30,

2012, the Multi-Managed Income/Equity Portfolio held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
ION Media Networks, Inc. Expries 12/18/2016 (strike price $500.00) Warrants	03/01/2011	5	$—	$1,250	$250.00	0.00%
ION Media Networks, Inc. Expries 12/18/2016 (strike price $687.00) Warrants	11/11/2010	5	—	750	150.00	0.00
				$2,000		0.00%

(4)  Collateralized Mortgage Obligation

(5)  Commercial Mortgage Backed Security

(6)  Interest Only

(7)  Perpetual maturity — maturity date reflects the next call date.

(8)  PIK - ("Payment in Kind") Security — Income may be paid in additional securities or cash at the discretion of the issuer.

(9)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(10)  Principal amount of security is adjusted for inflation.

(11)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(12)  See Note 2 for details of Joint Repurchase Agreements.

(13)  Denominated in United States dollars unless otherwise indicated.

(14)  See Note 4 for cost of investments on a tax basis.

BRL — Brazilian Real

REMIC — Real Estate Mortgage Investment Conduit

STRIPS — Separate Trading of Registered Interest and Principal of Securities.

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at September 30, 2012 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2012	Unrealized Appreciation (Depreciation)
9	Long	U.S. Treasury 5YR Notes	December 2012	$1,117,466	$1,121,695	$4,229
29	Long	U.S. Treasury 10YR Notes	December 2012	3,846,794	3,871,047	24,253
11	Short	U.S. Long Bonds	December 2012	1,629,360	1,643,125	(13,765)
5	Long	U.S. Ultra Bonds	December 2012	825,514	826,094	580
						$15,297

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs International	BRL	1,224,000	USD	594,926	10/02/2012	$—	$(8,848)
	USD	602,778	BRL	1,224,000	10/02/2012	996	—
	USD	265,953	EUR	205,000	10/31/2012	—	(2,442)
						996	(11,290)
Royal Bank of Canada	MXN	990,000	USD	76,430	12/19/2012	105	—
Standard Chartered Bank	BRL	155,000	USD	76,332	10/02/2012	—	(126)
	USD	76,600	BRL	155,000	10/02/2012	—	(142)
						—	(268)
UBS AG	BRL	1,069,000	USD	526,445	10/02/2012	—	(870)
	BRL	1,069,000	USD	524,122	11/05/2012	—	(875)
	EUR	205,000	USD	265,417	10/31/2012	1,907	—
	MXN	990,000	USD	76,292	12/19/2012	—	(33)
	USD	526,523	BRL	1,069,000	10/02/2012	792	—
						2,699	(1,778)
Net Unrealized Appreciation/(Depreciation)						$3,800	$(13,336)

BRL — Brazilian Real

EUR — Euro Dollar

MXN — Mexican Peso

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock	$30,169,686	$—	$—	$30,169,686
Preferred Stock:
Finance-Investment Banker/Broker	—	1	—	1
Other Industries*	45,485	—	—	45,485
Asset Backed Securities:
Diversified Financial Services	—	8,152,886	—	8,152,886
U.S. Corporate Bonds & Notes:
Airlines	—	87,019	202,641	289,660
Recycling	—	—	1	1
Other Industries*	—	17,891,124	—	17,891,124
Foreign Corporate Bonds & Notes:
Containers-Metal/Glass	—	—	0	0
Other Industries*	—	2,742,603	—	2,742,603
Foreign Government Agencies	—	1,370,797	—	1,370,797
Municipal Bond & Notes	—	556,211	—	556,211
U.S. Government Agencies:
Federal Home Loan Mtg. Corp.	—	3,575,223	—	3,575,223
Federal National Mtg. Assoc.	—	12,270,784	—	12,270,784
Government National Mtg. Assoc.	—	6,817,871	—	6,817,871
U.S. Government Treasuries:
United States Treasury Bonds	—	3,370,454	—	3,370,454
Unites States Treasury Notes	—	7,243,067	—	7,243,067
Warrants	—	—	2,000	2,000
Short-Term Investment Securities:
Commercial Paper	—	800,000	—	800,000
Repurchase Agreements	—	11,080,000	—	11,080,000
Other Financial Instruments:†
Open Futures Contracts - Appreciation	29,062	—	—	29,062
Open Forward Foreign Currency Contracts - Appreciation	—	3,800	—	3,800
Total	$30,244,233	$75,961,840	$204,642	$106,410,715

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Liabilities:
Other Financial Instruments:†
Open Futures Contracts - Depreciation	$13,765	$—	$—	$13,765
Open Forward Foreign Currency Contracts - Depreciation	—	13,336	—	13,336
Total	$13,765	$13,336	$—	$27,101

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to Portfolio of Investments.

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO PROFILE — September 30, 2012 (unaudited)

Industry Allocation*
Repurchase Agreements	17.1%
Federal National Mtg. Assoc.	15.4
Diversified Financial Services	11.8
Government National Mtg. Assoc.	9.1
United States Treasury Notes	8.0
United States Treasury Bonds	5.3
Diversified Banking Institutions	4.1
Federal Home Loan Mtg. Corp.	3.8
Multimedia	1.9
Computers	1.6
Real Estate Investment Trusts	1.4
Cable/Satellite TV	1.4
Sovereign	1.2
Medical-Biomedical/Gene	1.2
Oil Companies-Exploration & Production	1.1
Electric-Integrated	1.1
Pharmacy Services	1.1
Telephone-Integrated	1.0
Banks-Commercial	1.0
Oil Companies-Integrated	1.0
Banks-Super Regional	0.9
E-Commerce/Products	0.9
Finance-Investment Banker/Broker	0.9
Municipal Bonds	0.9
Telecom Services	0.9
Medical-Drugs	0.6
Food-Misc./Diversified	0.5
Retail-Apparel/Shoe	0.5
Medical-HMO	0.5
Brewery	0.5
Pipelines	0.4
Transport-Services	0.4
Tobacco	0.4
Beverages-Wine/Spirits	0.4
Airlines	0.4
Insurance-Property/Casualty	0.4
Paper & Related Products	0.4
Computers-Memory Devices	0.3
Finance-Auto Loans	0.3
Oil & Gas Drilling	0.3
Advertising Agencies	0.3
Industrial Automated/Robotic	0.3
Cellular Telecom	0.3
Enterprise Software/Service	0.3
Retail-Drug Store	0.3
Chemicals-Diversified	0.3
Casino Hotels	0.3
Applications Software	0.3
Insurance-Life/Health	0.3
Metal Processors & Fabrication	0.3
Finance-Consumer Loans	0.3
Wireless Equipment	0.3
Medical-Hospitals	0.3
Oil-Field Services	0.2
Metal-Diversified	0.2
Trucking/Leasing	0.2
Insurance-Mutual	0.2
Diversified Manufacturing Operations	0.2
Broadcast Services/Program	0.2
Television	0.2%
Cosmetics & Toiletries	0.2
Commercial Paper	0.2
Real Estate Management/Services	0.2
Coal	0.2
Beverages-Non-alcoholic	0.2
Retail-Jewelry	0.2
Insurance-Multi-line	0.2
Steel-Producers	0.2
Electronic Components-Semiconductors	0.2
Office Automation & Equipment	0.2
Web Portals/ISP	0.2
Real Estate Operations & Development	0.2
Computer Services	0.2
Vitamins & Nutrition Products	0.2
Semiconductor Components-Integrated Circuits	0.2
Gas-Distribution	0.2
Commercial Services	0.2
Retail-Auto Parts	0.2
Aerospace/Defense-Equipment	0.2
Medical Products	0.2
Aerospace/Defense	0.2
Transport-Rail	0.1
Electronic Components-Misc.	0.1
Commercial Services-Finance	0.1
Retail-Building Products	0.1
Investment Management/Advisor Services	0.1
Diversified Minerals	0.1
Consumer Products-Misc.	0.1
Machinery-Farming	0.1
Independent Power Producers	0.1
Athletic Footwear	0.1
Apparel Manufacturers	0.1
Medical-Generic Drugs	0.1
Rental Auto/Equipment	0.1
Instruments-Controls	0.1
Hotels/Motels	0.1
Chemicals-Specialty	0.1
Electric Products-Misc.	0.1
Retail-Discount	0.1
Electronic Connectors	0.1
Metal-Copper	0.1
Retail-Sporting Goods	0.1
Software Tools	0.1
Agricultural Chemicals	0.1
Auto-Heavy Duty Trucks	0.1
Medical Instruments	0.1
Auto-Cars/Light Trucks	0.1
Retail-Propane Distribution	0.1
Oil Field Machinery & Equipment	0.1
Banks-Mortgage	0.1
Engineering/R&D Services	0.1
Data Processing/Management	0.1
Savings & Loans/Thrifts	0.1
Building & Construction Products-Misc.	0.1
113.2%

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO PROFILE — September 30, 2012 (unaudited) (continued)

Credit Quality†#
Aaa	56.8%
Aa	0.6
A	7.4
Baa	21.4
Ba	5.0
B	2.2
Caa	1.9
Ca	0.2
Not Rated@	4.5
100.0%

†  Source: Moody's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

@  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK — 15.9%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc.	3,764	$41,856
Aerospace/Defense — 0.1%
Boeing Co.	662	46,088
Aerospace/Defense-Equipment — 0.1%
United Technologies Corp.	938	73,436
Agricultural Chemicals — 0.1%
Monsanto Co.	571	51,972
Mosaic Co.	150	8,642
		60,614
Apparel Manufacturers — 0.1%
Coach, Inc.	485	27,170
Prada SpA	9,300	69,563
		96,733
Applications Software — 0.3%
Microsoft Corp.	8,578	255,453
Athletic Footwear — 0.1%
NIKE, Inc., Class B	1,022	96,998
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co.	4,858	47,900
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	1,369	54,794
Banks-Commercial — 0.0%
Regions Financial Corp.	3,045	21,954
Banks-Fiduciary — 0.0%
State Street Corp.	223	9,357
Banks-Super Regional — 0.4%
Capital One Financial Corp.	1,771	100,965
Fifth Third Bancorp	2,650	41,102
PNC Financial Services Group, Inc.	1,371	86,510
SunTrust Banks, Inc.	1,600	45,232
US Bancorp	1,688	57,898
Wells Fargo & Co.	1,727	59,633
		391,340
Beverages-Non-alcoholic — 0.2%
Coca-Cola Co.	1,993	75,595
PepsiCo, Inc.	1,590	112,524
		188,119
Beverages-Wine/Spirits — 0.1%
Pernod-Ricard SA	702	78,763
Brewery — 0.1%
Anheuser-Busch InBev NV	975	82,906
Casino Hotels — 0.3%
MGM Resorts International†	16,297	175,193
Wynn Resorts, Ltd.	467	53,910
		229,103
Chemicals-Diversified — 0.2%
Celanese Corp., Series A	1,404	53,226
Dow Chemical Co.	2,019	58,470
E.I. du Pont de Nemours & Co.	229	11,512
Security Description	Shares	Value (Note 2)
Chemicals-Diversified (continued)
LyondellBasell Industries NV, Class A	1,131	$58,427
		181,635
Commercial Services — 0.2%
Iron Mountain, Inc.	3,912	133,438
Commercial Services-Finance — 0.1%
Mastercard, Inc., Class A	275	124,157
Computer Services — 0.1%
International Business Machines Corp.	495	102,688
Computers — 1.6%
Apple, Inc.	2,102	1,402,581
Hewlett-Packard Co.	738	12,590
		1,415,171
Computers-Memory Devices — 0.3%
EMC Corp.†	9,929	270,764
NetApp, Inc.†	188	6,181
		276,945
Containers-Paper/Plastic — 0.0%
Rock-Tenn Co., Class A	559	40,349
Cosmetics & Toiletries — 0.2%
Colgate-Palmolive Co.	799	85,669
Procter & Gamble Co.	1,686	116,941
		202,610
Cruise Lines — 0.0%
Carnival Corp.	356	12,973
Diversified Banking Institutions — 0.4%
Bank of America Corp.	4,708	41,572
Citigroup, Inc.	1,717	56,180
Goldman Sachs Group, Inc.	1,411	160,402
JPMorgan Chase & Co.	1,754	71,002
Morgan Stanley	1,662	27,822
		356,978
Diversified Manufacturing Operations — 0.1%
Dover Corp.	734	43,666
Eaton Corp.	262	12,382
General Electric Co.	2,856	64,860
		120,908
E-Commerce/Products — 0.9%
Amazon.com, Inc.†	504	128,177
eBay, Inc.†	13,257	641,772
		769,949
Electric Products-Misc. — 0.1%
Emerson Electric Co.	1,624	78,390
Electric-Integrated — 0.2%
Dominion Resources, Inc.	805	42,617
Duke Energy Corp.	549	35,575
NextEra Energy, Inc.	502	35,306
PG&E Corp.	615	26,242
		139,740

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Electronic Components-Misc. — 0.1%
TE Connectivity, Ltd.	3,882	$132,027
Electronic Components-Semiconductors — 0.2%
Broadcom Corp., Class A	1,180	40,804
Intel Corp.	2,020	45,814
Micron Technology, Inc.†	3,048	18,242
Texas Instruments, Inc.	1,489	41,022
		145,882
Electronic Connectors — 0.1%
Amphenol Corp., Class A	1,159	68,242
Engineering/R&D Services — 0.1%
Fluor Corp.	847	47,669
Enterprise Software/Service — 0.3%
Informatica Corp.†	495	17,231
Oracle Corp.	8,056	253,683
		270,914
Entertainment Software — 0.0%
Activision Blizzard, Inc.	314	3,542
Food-Misc./Diversified — 0.0%
Kellogg Co.	730	37,712
Hotels/Motels — 0.1%
Hyatt Hotels Corp., Class A†	610	24,492
Marriott International, Inc., Class A	783	30,615
Starwood Hotels & Resorts Worldwide, Inc.	452	26,198
		81,305
Human Resources — 0.0%
Monster Worldwide, Inc.†	4,098	30,038
Industrial Automated/Robotic — 0.3%
FANUC Corp.	1,700	274,039
Instruments-Controls — 0.1%
Honeywell International, Inc.	1,544	92,254
Insurance-Life/Health — 0.2%
Prudential Financial, Inc.	1,315	71,681
Prudential PLC	10,811	139,922
		211,603
Insurance-Multi-line — 0.0%
MetLife, Inc.	1,262	43,489
Insurance-Property/Casualty — 0.1%
Chubb Corp.	724	55,227
Insurance-Reinsurance — 0.0%
RenaissanceRe Holdings, Ltd.	296	22,804
Investment Management/Advisor Services — 0.1%
Franklin Resources, Inc.	185	23,138
T. Rowe Price Group, Inc.	1,404	88,873
		112,011
Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.	420	36,137
Medical Instruments — 0.1%
St. Jude Medical, Inc.	1,286	54,179
Security Description	Shares	Value (Note 2)
Medical Products — 0.1%
Baxter International, Inc.	1,157	$69,721
Medical-Biomedical/Gene — 0.9%
Celgene Corp.†	7,061	539,460
Gilead Sciences, Inc.†	1,655	109,776
Vertex Pharmaceuticals, Inc.†	2,821	157,835
		807,071
Medical-Drugs — 0.5%
Abbott Laboratories	1,081	74,113
Eli Lilly & Co.	989	46,889
Johnson & Johnson	1,697	116,940
Merck & Co., Inc.	1,698	76,580
Pfizer, Inc.	4,369	108,570
		423,092
Medical-HMO — 0.1%
UnitedHealth Group, Inc.	1,241	68,764
Metal Processors & Fabrication — 0.3%
Precision Castparts Corp.	1,511	246,807
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	1,715	67,880
Metal-Diversified — 0.2%
Turquoise Hill Resources, Ltd.†	23,289	197,491
Metal-Iron — 0.0%
Cliffs Natural Resources, Inc.	582	22,774
Multimedia — 0.6%
News Corp., Class A	16,792	411,908
Time Warner, Inc.	698	31,640
Walt Disney Co.	1,369	71,571
		515,119
Networking Products — 0.0%
Cisco Systems, Inc.	2,247	42,895
Oil Companies-Exploration & Production — 0.4%
Anadarko Petroleum Corp.	838	58,593
Apache Corp.	487	42,111
Cabot Oil & Gas Corp.	629	28,242
Continental Resources, Inc.†	507	38,988
Devon Energy Corp.	381	23,051
EOG Resources, Inc.	276	30,926
EQT Corp.	314	18,526
Noble Energy, Inc.	210	19,469
Occidental Petroleum Corp.	700	60,242
Range Resources Corp.	421	29,415
Southwestern Energy Co.†	700	24,346
		373,909
Oil Companies-Integrated — 0.5%
Chevron Corp.	1,083	126,235
Exxon Mobil Corp.	1,642	150,161
Hess Corp.	1,270	68,224
Marathon Petroleum Corp.	393	21,454
Suncor Energy, Inc.	1,671	54,892
		420,966

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Oil Field Machinery & Equipment — 0.1%
National Oilwell Varco, Inc.	615	$49,268
Oil-Field Services — 0.2%
Schlumberger, Ltd.	2,289	165,563
Weatherford International, Ltd.†	1,682	21,328
		186,891
Pharmacy Services — 0.7%
Catamaran Corp.†	385	37,719
Express Scripts Holding Co.†	9,054	567,414
		605,133
Real Estate Investment Trusts — 0.0%
Host Hotels & Resorts, Inc.	2,067	33,175
Rental Auto/Equipment — 0.0%
Hertz Global Holdings, Inc.†	2,846	39,076
Retail-Apparel/Shoe — 0.4%
Limited Brands, Inc.	6,678	328,958
PVH Corp.	210	19,681
		348,639
Retail-Building Products — 0.1%
Home Depot, Inc.	1,963	118,506
Retail-Discount — 0.1%
Target Corp.	845	53,632
Wal-Mart Stores, Inc.	325	23,985
		77,617
Retail-Drug Store — 0.1%
CVS Caremark Corp.	1,293	62,607
Retail-Jewelry — 0.2%
Cie Financiere Richemont SA, Class A	3,002	180,024
Retail-Regional Department Stores — 0.0%
Macy's, Inc.	236	8,878
Retail-Sporting Goods — 0.1%
Dick's Sporting Goods, Inc.	1,288	66,783
Semiconductor Components-Integrated Circuits — 0.2%
QUALCOMM, Inc.	2,235	139,665
Software Tools — 0.1%
VMware, Inc., Class A†	671	64,913
Steel-Producers — 0.1%
Reliance Steel & Aluminum Co.	625	32,718
United States Steel Corp.	1,411	26,908
		59,626
Telephone-Integrated — 0.2%
AT&T, Inc.	1,713	64,580
CenturyLink, Inc.	1,446	58,418
Verizon Communications, Inc.	1,685	76,786
		199,784
Tobacco — 0.1%
Altria Group, Inc.	1,652	55,160
Transport-Rail — 0.1%
Union Pacific Corp.	1,095	129,976
Security Description	Shares/ Principal Amount(13)	Value (Note 2)
Transport-Services — 0.4%
C.H. Robinson Worldwide, Inc.	2,055	$120,320
United Parcel Service, Inc., Class B	3,293	235,680
		356,000
Vitamins & Nutrition Products — 0.2%
Mead Johnson Nutrition Co.	1,970	144,362
Web Portals/ISP — 0.2%
Google, Inc., Class A†	198	149,391
Wireless Equipment — 0.3%
Crown Castle International Corp.†	3,705	237,490
Total Common Stock (cost $10,881,211)		14,019,872
PREFERRED STOCK — 0.0%
Banks-Super Regional — 0.0%
US Bancorp FRS Series A 3.50%	28	24,080
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†	8,000	1
Finance-Mortgage Loan/Banker — 0.0%
Federal Home Loan Mtg. Corp. FRS Series Z 8.38%	400	340
Total Preferred Stock (cost $25,839)		24,421
ASSET BACKED SECURITIES — 10.9%
Diversified Financial Services — 10.9%
AmeriCredit Automobile Receivables Trust, Series 2012-3, Class B 1.59% due 07/10/2017	$5,000	5,047
AmeriCredit Automobile Receivables Trust, Series 2010-3, Class C 3.34% due 04/08/2016	120,000	125,331
AmeriCredit Automobile Receivables Trust, Series 2010-A, Class A3 3.51% due 07/06/2017	277,613	285,562
AmeriCredit Automobile Receivables Trust, Series 2010-2, Class C 4.52% due 10/08/2015	75,000	77,919
AmeriCredit Automobile Receivables Trust, Series 2010-1, Class C 5.19% due 08/17/2015	80,000	84,140
Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A 4.64% due 05/20/2016*	195,000	211,977
Avis Budget Rental Car Funding AESOP LLC, Series 2009-2A, Class A 5.68% due 02/20/2014*	262,500	265,552
Banc of America Commercial Mtg., Inc., VRS Series 2007-3, Class A4 5.37% due 02/10/2051(4)	180,000	212,677
Banc of America Funding Corp. Series 2006-3, Class 5A5 5.50% due 03/25/2036(5)	2,224	2,257

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Bear Stearns Adjustable Rate Mtg. Trust FRS Series 2005-12, Class 12A1 2.83% due 02/25/2036(5)	$372,391	$288,589
Bear Stearns Commercial Mtg. Securities, Inc. VRS Series 2007-PW16, Class A4 5.72% due 06/11/2040(4)	195,000	229,998
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-PW14, Class A4 5.20% due 12/11/2038(4)	230,000	265,028
Cajun Global LLC Series 2011-1A, Class A2 5.96% due 02/20/2041*	9,500	10,164
Citicorp Mtg. Securities, Inc. Series 2006-2, Class 1A8 5.75% due 04/25/2036(5)	1,932	1,935
Citigroup Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.70% due 12/10/2049(4)	20,000	23,530
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 2.52% due 03/25/2036(5)	204,779	166,339
Citigroup/Deutsche Bank Commercial Mtg. Trust, VRS Series 2007-CD5, Class A4 5.89% due 11/15/2044(4)	200,000	236,655
Commercial Mtg. Pass Through Certs. Series 2012-CR2, Class A2 2.03% due 08/15/2045(4)	27,666	28,701
Commercial Mtg. Pass Through Certs. Series 2010-C1, Class A3 4.21% due 07/10/2046*(4)	145,000	165,252
Countrywide Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.39% due 01/25/2037(5)	230,149	158,854
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-6, Class 1A11 5.25% due 02/25/2026(5)	25,000	25,000
Countrywide Home Loan Mtg. Pass Through Trust. Series 2005-12, Class 2A4 5.50% due 05/25/2035(5)	1,534	1,548
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-29, Class A1 5.75% due 12/25/2035(5)	185,105	171,186
Countrywide Home Loan Mtg. Pass Through Trust, Series 2006-14, Class A3 6.25% due 09/25/2036(5)	9,585	9,393
DB-UBS Mtg. Trust, Series 2011-LC1A, Class A3 5.00% due 11/10/2046*(4)	185,000	220,785
Entergy Arkansas Restoration Funding LLC Series 2010A, Class A1 2.30% due 08/01/2021	130,313	136,196
First Horizon Alternative Mtg. Securities FRS Series 2005-AA3, Class 3A1 2.62% due 05/25/2035(5)	299,265	252,957
Ford Credit Auto Lease Trust Series 2012-A, Class B 1.61% due 10/15/2016*	155,000	156,060
Security Description	Principal Amount(13)	Value (Note 2)
Diversified Financial Services (continued)
GMAC Commercial Mtg. Securities, Inc. VRS Series 2006-C1, Class A4 5.24% due 11/10/2045(4)	$390,000	$432,743
GS Mtg. Securities Corp II Series 2010-C1, Class A2 4.59% due 08/10/2043*(4)	145,000	169,001
GS Mtg. Securities Corp II Series 2011-GC3, Class A4 4.75% due 03/10/2044*(4)	130,000	153,081
GS Mtg. Securities Corp II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(4)	40,000	49,578
GS Mtg. Securities Corp. II VRS Series 2004-GG2, Class A6 5.40% due 08/10/2038(4)	600,000	642,406
GS Mtg. Securities Corp. II FRS Series 2007-EOP, Class L 5.46% due 03/06/2020*(4)	170,000	170,069
GS Mtg. Securities Corp. II VRS Series 2006-GG6, Class A4 5.55% due 04/10/2038(4)	150,000	170,374
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A1 2.72% due 01/25/2036(5)	144,652	122,390
GSR Mtg. Loan Trust FRS Series 2007-AR1, Class 2A1 2.82% due 03/25/2047(5)	70,169	52,966
GSR Mtg. Loan Trust FRS Series 2005-AR2, Class 1A2 2.92% due 04/25/2035(5)	106,582	92,209
GSR Mtg. Loan Trust FRS Series 2006-AR2, Class 3A1 2.93% due 04/25/2036(5)	25,938	20,672
Hertz Vehicle Financing LLC, Series 2009-2A, Class A1 4.26% due 03/25/2014*	180,000	181,875
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.76% due 05/25/2035(5)	169,192	138,696
LB-UBS Commercial Mtg. Trust, Series 2007-C2, Class A3 5.43% due 02/15/2040(4)	190,000	217,352
LB-UBS Commercial Mtg. Trust VRS Series2008-C1, Class A2 6.16% due 04/15/2041(4)	115,000	139,300
Merrill Lynch Mtg. Investors Trust FRS Series 2007-MLN1, Class A2A 0.33% due 03/25/2037	94,631	65,353
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A2, Class A2 2.55% due 02/25/2035(5)	64,254	63,344
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A1, Class 2A1 2.70% due 12/25/2034(5)	130,369	130,277
Morgan Stanley Capital I VRS Series 2007-T25, Class A3 5.51% due 11/12/2049(4)	240,000	278,348

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/2037(5)	$117,620	$106,267
MortgageIT Trust FRS Series 2005-4, Class A1 0.50% due 10/25/2035(5)	385,745	312,952
New Century Home Equity Loan Trust VRS Series 2004-A, Class AII9 4.98% due 08/25/2034	4,088	4,000
OBP Depositor LLC Trust, Series 2010-OBP, Class A 4.65% due 07/15/2045*(4)	215,000	253,337
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.32% due 02/25/2037	76,984	46,997
Santander Drive Auto Receivables Trust, Series 2011-1, Class C 3.11% due 05/16/2016	155,000	159,802
Santander Drive Auto Receivables Trust, Series 2010-2, Class C 3.89% due 07/17/2017	50,000	51,923
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR3, Class A2A 0.29% due 04/25/2037	370,382	167,371
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.35% due 05/25/2037	183,403	97,216
Sequoia Mtg. Trust FRS Series 2007-1, Class 2A1 2.71% due 02/20/2047(5)	226,195	193,529
SNAAC Auto Receivables Trust Series 2012-1A, Class A 1.78% due 06/15/2016*	40,393	40,468
Thornburg Mtg. Securities Trust FRS Series 2005-1, Class A3 2.48% due 04/25/2045(5)	213,015	215,586
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A2 2.11% due 05/10/2063(4)	21,251	22,184
Volvo Financial Equipment LLC Series 2012-1A, Class B 1.51% due 08/15/2017*	30,000	30,355
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 5.97% due 06/15/2045(4)	19,000	21,219
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-BB, Class A2 2.62% due 01/25/2035(5)	380,656	370,661
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR2, Class 2A2 2.62% due 03/25/2035(5)	266,664	262,767
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR14, Class 2A1 2.63% due 10/25/2036(5)	141,127	119,999
Security Description	Principal Amount(13)	Value (Note 2)
Diversified Financial Services (continued)
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 1.16% due 02/15/2044*(4)(6)	$1,107,685	$55,602
WF-RBS Commercial Mtg. Trust Series 2012-C8, Class A2 1.88% due 08/15/2045(4)	10,000	10,297
Total Asset Backed Securities (cost $9,094,641)		9,651,198
U.S. CORPORATE BONDS & NOTES — 22.2%
Advertising Agencies — 0.3%
Interpublic Group of Cos., Inc. Senior Notes 4.00% due 03/15/2022	6,000	6,285
Interpublic Group of Cos., Inc. Senior Notes 6.25% due 11/15/2014	218,000	235,440
		241,725
Advertising Sales — 0.0%
Lamar Media Corp. Company Guar. Notes 5.88% due 02/01/2022	10,000	10,650
Advertising Services — 0.0%
Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	5,000	4,950
Aerospace/Defense — 0.1%
Esterline Technologies Corp. Company Guar. Notes 7.00% due 08/01/2020	35,000	38,850
Lockheed Martin Corp. Senior Notes 4.25% due 11/15/2019	14,000	15,844
Lockheed Martin Corp. Senior Notes 6.15% due 09/01/2036	11,000	14,264
		68,958
Aerospace/Defense-Equipment — 0.1%
BE Aerospace, Inc. Senior Notes 6.88% due 10/01/2020	45,000	49,950
Airlines — 0.4%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/2019	1,786	1,804
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/2015	17,397	15,048
Continental Airlines, Inc. Pass Through Certs. Series 2012-2, Class A 4.00% due 04/29/2026	105,000	107,494

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Airlines (continued)
Continental Airlines, Inc. Pass Through Certs. Series 1998-1, Class A 6.65% due 03/15/2019	$29,506	$31,867
Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class B 6.90% due 04/19/2022	62,004	65,260
Continental Airlines, Inc. Pass Through Certs. Series 2009-2, Class A 7.25% due 11/10/2019	90,175	103,024
		324,497
Auction House/Art Dealers — 0.0%
Sotheby's Company Guar. Notes 5.25% due 10/01/2022*	15,000	15,263
Auto-Cars/Light Trucks — 0.0%
Ford Motor Co. Senior Notes 7.40% due 11/01/2046	5,000	6,000
Banks-Commercial — 0.8%
Associated Banc-Corp. Senior Notes 5.13% due 03/28/2016	19,000	20,860
HSBC USA, Inc. Senior Notes 2.38% due 02/13/2015	310,000	319,126
KeyBank NA Sub. Notes 7.41% due 10/15/2027	4,000	4,437
National City Bank Sub. Notes 5.80% due 06/07/2017	250,000	292,555
Regions Bank Sub. Notes 7.50% due 05/15/2018	10,000	11,800
Zions Bancorp. Senior Notes 4.50% due 03/27/2017	22,000	22,710
		671,488
Banks-Fiduciary — 0.0%
Bank of New York Mellon Corp. Senior Notes 1.20% due 02/20/2015	13,000	13,175
Banks-Money Center — 0.0%
Chase Capital III FRS Ltd. Guar. Notes 0.97% due 03/01/2027	19,000	14,539
Comerica Bank Sub. Notes 5.20% due 08/22/2017	10,000	11,382
		25,921
Security Description	Principal Amount(13)	Value (Note 2)
Banks-Mortgage — 0.1%
Provident Funding Associates LP/PFG Finance Corp. Senior Sec. Notes 10.25% due 04/15/2017*	$45,000	$48,375
Banks-Super Regional — 0.5%
Capital One Capital VI Ltd. Guar. Notes 8.88% due 05/15/2040	8,000	8,134
Capital One Financial Corp. FRS Senior Notes 1.61% due 07/15/2014	9,000	9,063
Capital One Financial Corp. Senior Notes 2.15% due 03/23/2015	17,000	17,431
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/2016	50,000	57,075
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/2020	9,000	10,936
SunTrust Banks, Inc. Senior Notes 3.60% due 04/15/2016	140,000	149,571
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/2026	2,000	2,086
US Bancorp Senior Notes 1.65% due 05/15/2017	11,000	11,261
Wachovia Corp. Senior Notes 5.75% due 02/01/2018	125,000	150,948
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/2018(7)	10,000	11,488
		427,993
Beverages-Wine/Spirits — 0.0%
Constellation Brands, Inc. Company Guar. Notes 4.63% due 03/01/2023	10,000	10,200
Brewery — 0.4%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Bonds 8.20% due 01/15/2039	65,000	108,593
SABMiller Holdings, Inc. Company Guar. Notes 3.75% due 01/15/2022*	200,000	217,187
		325,780
Broadcast Services/Program — 0.2%
Liberty Media LLC Senior Notes 8.25% due 02/01/2030	50,000	52,750
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. Sec. Notes 8.88% due 04/15/2017	3,000	3,262

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Broadcast Services/Program (continued)
Turner Broadcasting, Inc. Company Guar. Notes 8.38% due 07/01/2013	$140,000	$147,995
		204,007
Building & Construction Products-Misc. — 0.1%
Owens Corning, Inc. Company Guar. Notes 9.00% due 06/15/2019	30,000	37,757
Building Products-Wood — 0.0%
Masco Corp. Bonds 6.50% due 08/15/2032	25,000	25,888
Building-Residential/Commercial — 0.0%
Standard Pacific Corp. Company Guar. Notes 8.38% due 05/15/2018	5,000	5,769
Cable/Satellite TV — 1.4%
AT&T Broadband Company Guar. Notes 8.38% due 03/15/2013	230,000	238,173
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	85,000	90,950
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.63% due 01/31/2022	65,000	71,013
Comcast Corp. Company Guar. Notes 5.65% due 06/15/2035	7,000	8,196
COX Communications, Inc. Senior Notes 5.45% due 12/15/2014	120,000	131,977
COX Communications, Inc. Senior Notes 8.38% due 03/01/2039*	100,000	152,254
CSC Holdings LLC Senior Notes 7.63% due 07/15/2018	45,000	51,863
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 3.80% due 03/15/2022	160,000	164,650
DISH DBS Corp. Company Guar. Notes 5.88% due 07/15/2022*	5,000	5,125
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	90,000	98,100
TCI Communications, Inc. Senior Notes 7.13% due 02/15/2028	10,000	13,131
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042	94,000	93,744
Security Description	Principal Amount(13)	Value (Note 2)
Cable/Satellite TV (continued)
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/2040	$110,000	$129,353
		1,248,529
Casino Hotels — 0.0%
Caesars Entertainment Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/2017	5,000	5,375
CityCenter Holdings LLC/CityCenter Finance Corp. Sec. Notes 10.75% due 01/15/2017(8)	1,227	1,310
Station Casinos LLC Company Guar. Notes 3.66% due 06/18/2018*(9)	5,000	4,313
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 1st. Mtg. Notes 7.75% due 08/15/2020	15,000	16,687
		27,685
Cellular Telecom — 0.3%
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/2014	130,000	138,281
Cricket Communications, Inc. Senior Sec. Notes 7.75% due 05/15/2016	65,000	68,575
Nextel Communications, Inc. Company Guar. Notes 7.38% due 08/01/2015	2,000	2,008
Sprint Nextel Corp. Company Guar. Notes 7.00% due 03/01/2020*	16,000	17,920
Sprint Nextel Corp. Senior Notes 7.00% due 08/15/2020	5,000	5,200
Sprint Nextel Corp. Company Guar. Notes 9.00% due 11/15/2018*	25,000	30,000
		261,984
Chemicals-Diversified — 0.1%
Celanese US Holdings LLC Company Guar. Notes 6.63% due 10/15/2018	5,000	5,475
Dow Chemical Co. Senior Notes 4.25% due 11/15/2020	70,000	77,018
		82,493
Chemicals-Specialty — 0.1%
Cytec Industries, Inc. Senior Notes 4.60% due 07/01/2013	40,000	40,767
Eastman Chemical Co. Senior Notes 7.25% due 01/15/2024	18,000	24,172

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Chemicals-Specialty (continued)
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	$10,000	$13,878
		78,817
Coal — 0.2%
Alpha Natural Resources, Inc. Company Guar. Notes 6.00% due 06/01/2019	6,000	5,010
Alpha Natural Resources, Inc. Company Guar. Notes 6.25% due 06/01/2021	5,000	4,163
CONSOL Energy, Inc. Company Guar. Notes 8.00% due 04/01/2017	10,000	10,450
CONSOL Energy, Inc. Company Guar. Notes 8.25% due 04/01/2020	15,000	15,713
Peabody Energy Corp. Company Guar. Notes 6.00% due 11/15/2018*	10,000	10,000
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/2020	105,000	107,362
Peabody Energy Corp. Company Guar. Notes 7.38% due 11/01/2016	40,000	45,300
		197,998
Computer Services — 0.1%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/2015	11,000	11,822
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/2015*	5,000	5,187
International Business Machines Corp. Senior Notes 6.22% due 08/01/2027	20,000	27,467
		44,476
Consulting Services — 0.0%
Verisk Analytics, Inc. Company Guar. Notes 4.13% due 09/12/2022	3,000	3,048
Consumer Products-Misc. — 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 6.88% due 02/15/2021	100,000	105,500
Containers-Metal/Glass — 0.0%
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	3,000	3,293
Data Processing/Management — 0.1%
Audatex North America, Inc. Company Guar. Notes 6.75% due 06/15/2018*	35,000	37,363
Security Description	Principal Amount(13)	Value (Note 2)
Data Processing/Management (continued)
Fidelity National Information Services, Inc. Company Guar. Notes 7.63% due 07/15/2017	$5,000	$5,475
		42,838
Dialysis Centers — 0.0%
Fresenius Medical Care U.S. Finance II, Inc. Company Guar. Notes 5.63% due 07/31/2019*	5,000	5,325
Fresenius Medical Care U.S. Finance II, Inc. Company Guar. Notes 5.88% due 01/31/2022*	5,000	5,350
		10,675
Diversified Banking Institutions — 3.4%
Ally Financial, Inc. Company Guar. Notes 5.50% due 02/15/2017	5,000	5,227
BAC Capital Trust XIII FRS Ltd. Guar. Notes 4.00% due 10/29/2012(7)	41,000	31,593
Bank of America Corp. Senior Notes 4.90% due 05/01/2013	65,000	66,510
Bank of America Corp. Senior Notes 5.65% due 05/01/2018	75,000	85,513
Bank of America Corp. Senior Notes 5.70% due 01/24/2022	100,000	117,456
Bank of America Corp. Senior Notes 5.75% due 12/01/2017	13,000	14,957
Bank of America Corp. Senior Notes 6.00% due 09/01/2017	230,000	266,037
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025	4,000	4,542
Citigroup, Inc. Senior Notes 2.25% due 08/07/2015	25,000	25,381
Citigroup, Inc. Senior Notes 4.45% due 01/10/2017	125,000	137,297
Citigroup, Inc. Sub. Notes 5.00% due 09/15/2014	70,000	73,830
Citigroup, Inc. Sub. Notes 5.50% due 02/15/2017	11,000	12,183
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	17,000	17,955
Citigroup, Inc. Sub. Notes 6.13% due 08/25/2036	155,000	168,307

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)
Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Citigroup, Inc. Notes 8.50% due 05/22/2019	$180,000	$238,051
GMAC LLC Sub. Notes 8.00% due 12/31/2018	5,000	5,625
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/2017	150,000	165,316
Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/2027	225,000	235,656
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	17,000	19,842
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	35,000	36,672
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	19,000	20,354
Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/2019	100,000	124,019
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	140,000	141,945
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	20,000	21,852
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	80,000	88,174
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/2014	290,000	311,172
JPMorgan Chase & Co. Sub. Notes 6.13% due 06/27/2017	23,000	27,079
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/2018(7)	10,000	11,357
JPMorgan Chase Capital XXIII FRS Ltd. Guar. Bonds 1.43% due 05/15/2077	5,000	3,552
Morgan Stanley Senior Notes 5.38% due 10/15/2015	100,000	107,715
Morgan Stanley Senior Notes 5.50% due 07/28/2021	12,000	13,133
Morgan Stanley Senior Notes 5.63% due 09/23/2019	150,000	163,872
Security Description	Principal Amount(13)	Value (Note 2)
Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 6.38% due 07/24/2042	$111,000	$122,251
Morgan Stanley Senior Notes 6.63% due 04/01/2018	100,000	114,894
		2,999,319
Diversified Financial Services — 0.9%
Associates Corp. of North America Senior Notes 6.95% due 11/01/2018	20,000	24,048
General Electric Capital Corp. Senior Notes 3.15% due 09/07/2022	120,000	120,538
General Electric Capital Corp. Sub. Notes 5.30% due 02/11/2021	150,000	172,135
General Electric Capital Corp. Senior Notes 5.63% due 05/01/2018	125,000	147,413
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	120,000	142,999
General Electric Capital Corp. FRS Jr. Sub. Notes 6.25% due 12/15/2022(7)	100,000	105,553
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	76,000	97,358
		810,044
Diversified Manufacturing Operations — 0.0%
General Electric Co. Senior Notes 5.25% due 12/06/2017	6,000	7,099
Textron, Inc. Senior Notes 4.63% due 09/21/2016	21,000	22,764
		29,863
E-Commerce/Services — 0.0%
NetFlix, Inc. Company Guar. Notes 8.50% due 11/15/2017	30,000	31,950
Electric-Generation — 0.0%
AES Corp. Senior Notes 8.00% due 10/15/2017	5,000	5,775
Allegheny Energy Supply Co. LLC Senior Notes 6.75% due 10/15/2039*	25,000	26,397
		32,172

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated — 0.6%
CMS Energy Corp. Senior Notes 2.75% due 05/15/2014	$13,000	$13,188
Commonwealth Edison Co. 1st Mtg. Notes 3.80% due 10/01/2042	4,000	4,046
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	25,000	28,938
DPL, Inc. Senior Notes 7.25% due 10/15/2021*	40,000	45,600
Duke Energy Carolinas LLC 1st Mtg. Notes 4.00% due 09/30/2042	6,000	6,121
Duke Energy Indiana, Inc. 1st Mtg. Notes 4.20% due 03/15/2042	7,000	7,160
Edison International Senior Notes 3.75% due 09/15/2017	96,000	103,119
Entergy Corp. Senior Notes 3.63% due 09/15/2015	120,000	126,235
Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/2022*	28,000	29,626
Exelon Generation Co. LLC Senior Notes 5.60% due 06/15/2042*	14,000	15,028
Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/2041	7,000	7,667
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	7,000	7,507
Georgia Power Co. Senior Notes 4.30% due 03/15/2042	4,000	4,267
Great Plains Energy, Inc. Senior Notes 5.29% due 06/15/2022	8,000	8,969
Ipalco Enterprises, Inc. Senior Sec. Notes 7.25% due 04/01/2016*	20,000	22,250
Northern States Power Co. 1st Mtg. Notes 3.40% due 08/15/2042	6,000	5,764
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	80,000	105,841
		541,326
Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc. Senior Notes 5.63% due 12/15/2020	7,000	7,490
Security Description	Principal Amount(13)	Value (Note 2)
Electronic Components-Semiconductors — 0.0%
National Semiconductor Corp. Senior Notes 6.60% due 06/15/2017	$12,000	$15,014
Finance-Auto Loans — 0.3%
American Honda Finance Corp. Notes 1.00% due 08/11/2015*	8,000	8,016
Ford Motor Credit Co. LLC Senior Notes 4.21% due 04/15/2016	250,000	264,936
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/2018	5,000	5,564
Hyundai Capital America Company Guar. Notes 2.13% due 10/02/2017*	13,000	13,002
		291,518
Finance-Commercial — 0.0%
Textron Financial Corp. Senior Notes 5.40% due 04/28/2013	12,000	12,310
Finance-Consumer Loans — 0.3%
SLM Corp. Notes 4.63% due 09/25/2017	16,000	16,231
SLM Corp. Senior Notes 5.63% due 08/01/2033	90,000	84,960
SLM Corp. Senior Notes 6.25% due 01/25/2016	101,000	109,585
SLM Corp. Senior Notes 7.25% due 01/25/2022	10,000	11,200
SLM Corp. Senior Notes 8.45% due 06/15/2018	15,000	17,568
		239,544
Finance-Investment Banker/Broker — 0.9%
Bear Stearns Cos. LLC Sub. Notes 5.55% due 01/22/2017	14,000	15,920
Lazard Group LLC Senior Notes 6.85% due 06/15/2017	185,000	208,792
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	10,000	2,550
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†	9,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†	11,000	1
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/2016	19,000	20,760

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Investment Banker/Broker (continued)
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	$300,000	$318,261
Merrill Lynch & Co., Inc. Senior Notes 6.88% due 04/25/2018	150,000	179,717
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/2038	4,000	5,023
		751,025
Finance-Leasing Companies — 0.0%
Air Lease Corp. Senior Notes 4.50% due 01/15/2016*	15,000	15,000
Boeing Capital Corp. Senior Notes 2.13% due 08/15/2016	14,000	14,704
Boeing Capital Corp. Senior Notes 2.90% due 08/15/2018	5,000	5,484
		35,188
Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. Bonds 1.00% due 02/02/2015	7,000	7,081
SquareTwo Financial Corp. Sec. Notes 11.63% due 04/01/2017	5,000	4,425
		11,506
Food-Misc./Diversified — 0.5%
Cargill, Inc. Senior Notes 4.31% due 05/14/2021*	218,000	241,805
Kraft Foods Group, Inc. Company Guar. Notes 3.50% due 06/06/2022*	110,000	116,225
Kraft Foods, Inc. Senior Notes 6.88% due 01/26/2039	65,000	89,341
		447,371
Gas-Distribution — 0.2%
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/2018	85,000	102,048
Sempra Energy Senior Notes 2.88% due 10/01/2022	17,000	17,204
Southern Union Co. Senior Notes 7.60% due 02/01/2024	12,000	15,226
		134,478
Security Description	Principal Amount(13)	Value (Note 2)
Gas-Transportation — 0.0%
Northern Natural Gas Co. Senior Notes 4.10% due 09/15/2042*	$5,000	$5,029
Home Furnishings — 0.0%
Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/2015	5,000	5,025
Hotel/Motels — 0.0%
Choice Hotels International, Inc. Company Guar. Notes 5.75% due 07/01/2022	10,000	10,900
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 7.50% due 02/15/2021	30,000	32,400
Calpine Corp. Senior Sec. Notes 7.50% due 02/15/2021*	45,000	48,600
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*	5,000	5,463
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	5,000	5,675
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/2020	5,000	5,450
		97,588
Insurance-Life/Health — 0.1%
Lincoln National Corp. Senior Notes 4.85% due 06/24/2021	6,000	6,517
Primerica, Inc. Senior Notes 4.75% due 07/15/2022	9,000	9,546
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/2015	14,000	15,418
Torchmark Corp. Senior Notes 3.80% due 09/15/2022	4,000	4,091
Unum Group Senior Notes 5.75% due 08/15/2042	7,000	7,365
		42,937
Insurance-Multi-line — 0.2%
Hartford Financial Services Group, Inc. Senior Notes 6.30% due 03/15/2018	19,000	22,015
Hartford Financial Services Group, Inc. FRS Jr. Sub. Debentures 8.13% due 06/15/2068	85,000	97,856
MetLife, Inc. Senior Notes 3.05% due 12/15/2022	6,000	6,076

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Multi-line (continued)
MetLife, Inc. Senior Notes 4.13% due 08/13/2042	$6,000	$5,907
		131,854
Insurance-Mutual — 0.2%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/2014*	10,000	10,505
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	120,000	177,053
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	20,000	20,392
		207,950
Insurance-Property/Casualty — 0.3%
ACE Capital Trust II Ltd. Guar.Notes 9.70% due 04/01/2030	175,000	250,687
Markel Corp. Senior Notes 4.90% due 07/01/2022	9,000	9,509
		260,196
Machinery-Construction & Mining — 0.0%
Caterpillar, Inc. Senior Notes 1.50% due 06/26/2017	14,000	14,295
Machinery-Farming — 0.1%
Case New Holland, Inc. Company Guar. Notes 7.88% due 12/01/2017	60,000	70,350
CNH America LLC Company Guar. Notes 7.25% due 01/15/2016	25,000	28,063
		98,413
Marine Services — 0.0%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	4,000	4,220
Medical Products — 0.1%
Baxter International, Inc. Senior Notes 1.85% due 01/15/2017	8,000	8,280
Baxter International, Inc. Senior Notes 3.65% due 08/15/2042	4,000	3,988
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	10,000	13,758
Fresenius U.S. Finance II Company Guar. Notes 9.00% due 07/15/2015*	20,000	23,050
		49,076
Security Description	Principal Amount(13)	Value (Note 2)
Medical-Biomedical/Gene — 0.3%
Amgen, Inc. Senior Notes 3.88% due 11/15/2021	$200,000	$214,904
Medical-Drugs — 0.1%
Bristol-Myers Squibb Co. Senior Notes 2.00% due 08/01/2022	13,000	12,639
Johnson & Johnson Notes 5.55% due 08/15/2017	15,000	18,296
Merck & Co., Inc. Senior Notes 1.10% due 01/31/2018	12,000	12,030
Merck & Co., Inc. Senior Notes 2.40% due 09/15/2022	9,000	9,072
Novartis Capital Corp. Company Guar. Notes 3.70% due 09/21/2042	5,000	5,170
		57,207
Medical-Generic Drugs — 0.1%
Watson Pharmaceuticals, Inc. Senior Notes 1.88% due 10/01/2017	5,000	5,055
Watson Pharmaceuticals, Inc. Senior Notes 3.25% due 10/01/2022	85,000	86,089
Watson Pharmaceuticals, Inc. Senior Notes 4.63% due 10/01/2042	4,000	4,101
		95,245
Medical-HMO — 0.4%
Cigna Corp. Senior Notes 4.00% due 02/15/2022	85,000	91,616
Cigna Corp. Senior Notes 5.38% due 02/15/2042	8,000	8,962
Cigna Corp. Senior Notes 6.15% due 11/15/2036	4,000	4,795
Kaiser Foundation Hospitals Senior Notes 3.50% due 04/01/2022	75,000	79,434
WellPoint, Inc. Senior Notes 1.25% due 09/10/2015	12,000	12,084
WellPoint, Inc. Senior Notes 1.88% due 01/15/2018	130,000	130,994
WellPoint, Inc. Senior Notes 3.30% due 01/15/2023	9,000	9,103
WellPoint, Inc. Senior Notes 4.65% due 01/15/2043	9,000	9,180
		346,168

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Hospitals — 0.3%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	$2,000	$2,133
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/15/2018	10,000	10,375
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	42,000	46,725
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/2019	90,000	101,475
Tenet Healthcare Corp. Senior Sec. Notes 6.25% due 11/01/2018	40,000	44,100
Tenet Healthcare Corp Senior Sec. Notes 8.88% due 07/01/2019	30,000	33,900
		238,708
Metal-Iron — 0.0%
Cliffs Natural Resources, Inc. Senior Notes 4.88% due 04/01/2021	12,000	11,745
MRI/Medical Diagnostic Imaging — 0.0%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/2018	10,000	10,100
Multimedia — 1.3%
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/2029	270,000	338,584
NBCUniversal Media LLC Senior Notes 2.88% due 01/15/2023	178,000	178,003
NBCUniversal Media LLC Senior Notes 4.45% due 01/15/2043	9,000	9,005
News America, Inc. Notes 3.00% due 09/15/2022*	13,000	13,115
News America, Inc. Company Guar. Notes 6.20% due 12/15/2034	145,000	174,629
News America, Inc. Company Guar. Notes 6.55% due 03/15/2033	13,000	15,255
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/2023	135,000	190,190
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	12,000	17,446
Time Warner, Inc. Company Guar. Notes 4.90% due 06/15/2042	8,000	8,777
Security Description	Principal Amount(13)	Value (Note 2)
Multimedia (continued)
Viacom, Inc. Senior Notes 6.88% due 04/30/2036	$150,000	$198,107
		1,143,111
Office Automation & Equipment — 0.2%
Xerox Corp. Senior Notes 4.25% due 02/15/2015	150,000	159,308
Oil & Gas Drilling — 0.0%
Rowan Cos., Inc. Company Guar. Notes 4.88% due 06/01/2022	10,000	10,732
Oil Companies-Exploration & Production — 0.4%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	5,000	5,000
Anadarko Petroleum Corp. Notes 6.20% due 03/15/2040	30,000	36,760
Anadarko Petroleum Corp. Senior Notes 6.95% due 06/15/2019	65,000	81,430
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 08/15/2018	15,000	15,600
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022*	15,000	15,675
Devon Energy Corp. Senior Notes 4.75% due 05/15/2042	8,000	8,572
EP Energy LLC/EP Energy Finance, Inc. Senior Sec. Notes 6.88% due 05/01/2019*	10,000	10,700
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.25% due 11/01/2019*	5,000	4,975
Newfield Exploration Co. Senior Notes 5.63% due 07/01/2024	20,000	22,200
Newfield Exploration Co. Senior Sub. Notes 7.13% due 05/15/2018	15,000	15,825
Pioneer Natural Resources Co. Senior Notes 3.95% due 07/15/2022	7,000	7,436
Pioneer Natural Resources Co. Senior Notes 6.65% due 03/15/2017	45,000	53,419
QEP Resources, Inc. Senior Notes 6.88% due 03/01/2021	5,000	5,650
Range Resources Corp. Company Guar. Notes 5.75% due 06/01/2021	30,000	32,250

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Range Resources Corp. Company Guar. Notes 6.75% due 08/01/2020	$15,000	$16,500
Range Resources Corp. Company Guar. Notes 7.50% due 10/01/2017	15,000	15,600
Union Pacific Resources Group, Inc. Senior Notes 7.15% due 05/15/2028	23,000	27,737
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	10,000	10,750
		386,079
Oil Companies-Integrated — 0.0%
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	2,000	2,450
Oil-Field Services — 0.0%
Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/2018	5,000	5,263
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/2019	5,000	5,312
		10,575
Paper & Related Products — 0.2%
Clearwater Paper Corp. Company Guar. Notes 7.13% due 11/01/2018	45,000	48,937
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	16,000	18,752
Georgia-Pacific LLC Company Guar. Notes 8.25% due 05/01/2016*	17,000	18,294
Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/2016*	7,000	7,298
MeadWestvaco Corp. Senior Notes 7.38% due 09/01/2019	35,000	44,400
		137,681
Pharmacy Services — 0.4%
Express Scripts Holding Co. Company Guar. Notes 2.10% due 02/12/2015*	250,000	256,464
Express Scripts Holding Co. Company Guar. Notes 3.13% due 05/15/2016	50,000	53,319
		309,783
Pipelines — 0.4%
El Paso Corp. Senior Notes 7.00% due 06/15/2017	65,000	74,588
Security Description	Principal Amount(13)	Value (Note 2)
Pipelines (continued)
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	$71,000	$80,585
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/2042	14,000	16,155
Enterprise Products Operating LLC Company Guar. Notes 4.45% due 02/15/2043	9,000	8,902
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/2018	5,000	5,300
Kinder Morgan Finance Co. LLC Senior Sec. Notes 6.00% due 01/15/2018*	55,000	59,611
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.50% due 08/15/2021	5,000	5,362
Williams Partners LP Senior Notes 3.35% due 08/15/2022	130,000	132,886
		383,389
Real Estate Investment Trusts — 1.4%
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/2018	5,000	5,372
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/2015	125,000	141,417
Duke Realty LP Senior Notes 3.88% due 10/15/2022	5,000	5,085
Duke Realty LP Senior Notes 6.75% due 03/15/2020	65,000	78,100
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/2017	55,000	60,637
HCP, Inc. Senior Notes 3.75% due 02/01/2016	75,000	79,597
HCP, Inc. Senior Notes 6.00% due 01/30/2017	125,000	143,865
Health Care REIT, Inc. Senior Notes 5.25% due 01/15/2022	141,000	158,775
Host Hotels & Resorts LP Company Guar. Notes 6.00% due 11/01/2020	25,000	27,625
Kimco Realty Corp. Senior Notes 5.58% due 11/23/2015	175,000	193,107
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 8.13% due 11/01/2018	5,000	5,475

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/2013	$225,000	$232,179
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/2021	100,000	109,903
		1,241,137
Real Estate Management/Services — 0.2%
AMB Property LP Company Guar. Notes 6.13% due 12/01/2016	165,000	188,408
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/2019	10,000	10,650
		199,058
Real Estate Operations & Development — 0.2%
First Industrial LP Senior Notes 5.75% due 01/15/2016	10,000	10,513
Regency Centers LP Company Guar. Notes 4.95% due 04/15/2014	130,000	136,692
		147,205
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(1)(2)	10,000	0
Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	45,000	56,075
Retail-Apparel/Shoe — 0.1%
Limited Brands, Inc. Senior Notes 6.90% due 07/15/2017	30,000	34,500
Limited Brands, Inc. Company Guar. Notes 7.00% due 05/01/2020	20,000	22,700
Phillips-Van Heusen Corp. Senior Notes 7.38% due 05/15/2020	25,000	28,250
		85,450
Retail-Auto Parts — 0.2%
AutoZone, Inc. Senior Notes 4.00% due 11/15/2020	120,000	130,961
Retail-Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/2020	35,000	37,363
Retail-Drug Store — 0.2%
CVS Caremark Corp. Senior Notes 6.25% due 06/01/2027	10,000	13,109
Security Description	Principal Amount(13)	Value (Note 2)
Retail-Drug Store (continued)
CVS Caremark Corp. Pass Through Certs. 6.94% due 01/10/2030	$134,088	$163,340
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/31/2033*	9,605	10,977
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	13,789	16,252
		203,678
Retail-Office Supplies — 0.0%
Office Depot, Inc. Senior Sec. Notes 9.75% due 03/15/2019*	5,000	4,988
Retail-Perfume & Cosmetics — 0.0%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 5.75% due 06/01/2022	20,000	21,300
Retail-Propane Distribution — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 6.50% due 05/20/2021	27,000	28,350
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/2021	25,000	24,188
		52,538
Retail-Regional Department Stores — 0.0%
Kohl's Corp. Senior Notes 3.25% due 02/01/2023	12,000	12,200
Retail-Restaurants — 0.0%
Dave & Buster's, Inc. Company Guar. Notes 11.00% due 06/01/2018	5,000	5,650
Retail-Toy Stores — 0.0%
Toys R Us Property Co. II LLC Senior Sec. Notes 8.50% due 12/01/2017	8,000	8,620
Satellite Telecom — 0.0%
Hughes Satellite Systems Corp. Senior Sec. Notes 6.50% due 06/15/2019	25,000	26,750
Savings & Loans/Thrifts — 0.1%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	14,000	14,542
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	19,000	21,837
Santander Holdings USA, Inc. Senior Notes 3.00% due 09/24/2015	5,000	5,059
		41,438

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Schools — 0.0%
Northwestern University Bonds 4.20% due 12/01/2047	$9,000	$9,824
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	7,000	7,982
		17,806
Seismic Data Collection — 0.0%
Geokinetics Holdings USA, Inc. Senior Sec. Notes 9.75% due 12/15/2014	5,000	2,175
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 6.88% due 03/15/2018	10,000	10,837
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	15,000	16,144
		26,981
Steel-Producers — 0.0%
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/2015	10,000	10,325
Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	10,000	10,850
Telecom Services — 0.7%
BellSouth Telecommunications, Inc. Senior Notes 6.38% due 06/01/2028	12,000	14,334
BellSouth Telecommunications, Inc. Senior Notes 7.00% due 12/01/2095	6,000	7,529
Qwest Corp. Senior Notes 7.50% due 10/01/2014	15,000	16,734
SBA Telecommunications, Inc. Company Guar. Notes 5.75% due 07/15/2020*	5,000	5,250
SBA Telecommunications, Inc. Company Guar. Notes 8.25% due 08/15/2019	16,000	17,880
SBA Tower Trust Sec. Notes 4.25% due 04/15/2040*	245,000	258,075
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/2030	190,000	282,426
		602,228
Telephone-Integrated — 0.5%
AT&T, Inc. Senior Notes 0.88% due 02/13/2015	14,000	14,120
Security Description	Principal Amount(13)	Value (Note 2)
Telephone-Integrated (continued)
AT&T, Inc. Senior Notes 5.50% due 02/01/2018	$85,000	$103,112
AT&T, Inc. Senior Notes 6.30% due 01/15/2038	10,000	13,127
AT&T, Inc. Senior Notes 6.45% due 06/15/2034	7,000	9,126
BellSouth Corp. Senior Notes 6.55% due 06/15/2034	11,000	13,297
Century Telephone Enterprise, Inc. Senior Notes 6.88% due 01/15/2028	10,000	10,745
Centurylink, Inc. Senior Notes 5.15% due 06/15/2017	25,000	27,268
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	75,000	81,611
CenturyLink, Inc. Senior Notes 7.60% due 09/15/2039	10,000	10,576
CenturyLink, Inc. Senior Notes 7.65% due 03/15/2042	5,000	5,327
Frontier Communications Corp. Senior Notes 8.13% due 10/01/2018	5,000	5,625
Frontier Communications Corp. Senior Notes 8.25% due 04/15/2017	56,000	63,560
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	2,000	2,315
Verizon Communications, Inc. Senior Notes 6.40% due 02/15/2038	5,000	6,739
Windstream Corp. Company Guar. Notes 7.88% due 11/01/2017	80,000	89,400
Windstream Corp. Company Guar. Notes 8.13% due 09/01/2018	15,000	16,200
		472,148
Television — 0.2%
CBS Corp. Company Guar. Notes 4.85% due 07/01/2042	10,000	10,589
CBS Corp. Company Guar. Notes 8.88% due 05/15/2019	120,000	160,847
		171,436

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Tobacco — 0.3%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	$60,000	$59,861
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/2019	12,000	17,039
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/2018	65,000	93,100
Lorillard Tobacco Co. Company Guar. Notes 8.13% due 06/23/2019	80,000	103,167
		273,167
Transport-Rail — 0.0%
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	12,000	14,449
Transport-Services — 0.0%
Ryder System, Inc. Senior Notes 2.50% due 03/01/2018	13,000	13,154
United Parcel Service, Inc. Senior Notes 2.45% due 10/01/2022	12,000	12,110
		25,264
Trucking/Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 03/15/2016*	160,000	159,958
Penske Truck Leasing Co. LP/PTL Finance Corp. Notes 3.13% due 05/11/2015*	10,000	10,231
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.38% due 03/15/2018*	25,000	25,016
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*	13,000	12,977
		208,182
Web Hosting/Design — 0.0%
Equinix, Inc. Senior Notes 8.13% due 03/01/2018	15,000	16,650
Wire & Cable Products — 0.0%
Anixter, Inc. Company Guar. Notes 5.63% due 05/01/2019	10,000	10,450
Wireless Equipment — 0.0%
Motorola, Inc. Senior Notes 6.63% due 11/15/2037	1,290	1,382
Total U.S. Corporate Bonds & Notes (cost $18,086,705)		19,598,372
Security Description	Principal Amount(13)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES — 3.2%
Banks-Commercial — 0.2%
Bank of Montreal Senior Notes 1.40% due 09/11/2017	$17,000	$17,088
Bank of Nova Scotia Senior Notes 2.55% due 01/12/2017	13,000	13,756
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	109,000	117,291
Westpac Banking Corp. FRS Jr. Sub. Notes 0.84% due 03/29/2013(7)	40,000	20,800
		168,935
Banks-Money Center — 0.0%
Royal Bank of Scotland NV FRS Sub. Notes 1.11% due 03/09/2015	20,000	18,200
Beverages-Wine/Spirits — 0.3%
Pernod-Ricard SA Senior Notes 5.75% due 04/07/2021*	200,000	237,948
Cellular Telecom — 0.0%
Vodafone Group PLC Senior Notes 2.50% due 09/26/2022	10,000	9,985
Computers-Memory Devices — 0.0%
Seagate HDD Cayman Company Guar. Notes 7.00% due 11/01/2021	40,000	42,800
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Escrow Notes 10.25% due 04/01/2005(1)(2)†	20,000	0
Diversified Banking Institutions — 0.3%
HSBC Holdings PLC Senior Notes 5.10% due 04/05/2021	105,000	121,300
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015	97,000	98,167
		219,467
Diversified Manufacturing Operations — 0.1%
Bombardier, Inc. Senior Notes 7.50% due 03/15/2018	20,000	22,300
Bombardier, Inc. Senior Notes 7.75% due 03/15/2020*	30,000	34,425
		56,725
Diversified Minerals — 0.1%
FMG Resources August 2006 Pty, Ltd. Senior Notes 6.00% due 04/01/2017*	95,000	88,350

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Minerals (continued)
Teck Resources, Ltd. Company Guar. Notes 5.40% due 02/01/2043	$19,000	$18,539
		106,889
Electric-Integrated — 0.3%
Centrais Eletricas Brasileiras SA Senior Notes 5.75% due 10/27/2021*	245,000	272,562
Insurance-Multi-line — 0.0%
Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 01/19/2017*(7)	1,000	976
Internet Connectivity Services — 0.0%
eAccess, Ltd. Company Guar. Notes 8.25% due 04/01/2018*	10,000	9,100
Metal-Diversified — 0.0%
Rio Tinto Finance USA PLC Company Guar. Notes 2.88% due 08/21/2022	3,000	2,987
Rio Tinto Finance USA, Ltd. Company Guar. Notes 9.00% due 05/01/2019	6,000	8,204
		11,191
Oil & Gas Drilling — 0.3%
Transocean, Inc. Company Guar. Notes 2.50% due 10/15/2017	133,000	133,737
Transocean, Inc. Company Guar. Notes 3.80% due 10/15/2022	9,000	9,047
Transocean, Inc. Company Guar. Notes 4.95% due 11/15/2015	105,000	114,952
Transocean, Inc. Company Guar. Notes 6.80% due 03/15/2038	11,000	13,227
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	7,000	8,646
		279,609
Oil Companies-Exploration & Production — 0.3%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	17,000	22,762
Gazprom Neft OAO Via GPN Capital SA Senior Notes 4.38% due 09/19/2022*	200,000	202,277
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/2017	20,000	21,900
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	11,000	11,743
		258,682
Security Description	Principal Amount(13)	Value (Note 2)
Oil Companies-Integrated — 0.5%
BP Capital Markets PLC Company Guar. Notes 1.85% due 05/05/2017	$51,000	$52,094
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016	20,000	20,936
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022	6,000	6,349
BP Capital Markets PLC Company Guar. Notes 4.50% due 10/01/2020	18,000	20,895
Petrobras International Finance Co. Company Guar. Notes 3.88% due 01/27/2016	25,000	26,445
Petrobras International Finance Co. Company Guar. Notes 5.38% due 01/27/2021	145,000	163,382
Petrobras International Finance Co. Company Guar. Notes 6.75% due 01/27/2041	85,000	105,497
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	10,000	11,000
Shell International Finance BV Company Guar. Notes 2.38% due 08/21/2022	7,000	7,067
Total Capital International SA Company Guar. Notes 1.55% due 06/28/2017	12,000	12,225
Total Capital International SA Company Guar. Notes 2.70% due 01/25/2023	6,000	6,116
		432,006
Oil-Field Services — 0.0%
Schlumberger Investment SA Company Guar. Notes 2.40% due 08/01/2022*	7,000	6,929
Schlumberger Norge AS Company Guar. Notes 1.25% due 08/01/2017*	12,000	11,966
		18,895
Paper & Related Products — 0.2%
Cascades, Inc. Company Guar. Notes 7.75% due 12/15/2017	35,000	36,663
Fibria Overseas Finance, Ltd. Company Guar. Notes 7.50% due 05/04/2020*	100,000	109,000
		145,663
Steel-Producers — 0.1%
ArcelorMittal Senior Notes 4.00% due 08/05/2015	75,000	74,526

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(13)		Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Steel-Producers (continued)
ArcelorMittal Senior Notes 10.10% due 06/01/2019		$25,000	$28,797
			103,323
Telecom Services — 0.2%
Vivendi SA Senior Notes 2.40% due 04/10/2015*		130,000	131,726
Wind Acquisition Finance SA Company Guar. Notes 7.25% due 02/15/2018*		10,000	9,450
			141,176
Telephone-Integrated — 0.3%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/2030		100,000	150,411
Nippon Telegraph & Telephone Corp. Senior Notes 1.40% due 07/18/2017		17,000	17,236
Telefonica Emisiones SAU Company Guar. Notes 2.58% due 04/26/2013		100,000	100,125
			267,772
Television — 0.0%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022		30,000	31,350
Therapeutics — 0.0%
Warner Chilcott Co. LLC Company Guar. Notes 7.75% due 09/15/2018		5,000	5,338
Transport-Rail — 0.0%
Canadian Pacific Railway, Ltd. Senior Notes 4.50% due 01/15/2022		17,000	18,766
Total Foreign Corporate Bonds & Notes (cost $2,695,152)			2,857,358
FOREIGN GOVERNMENT AGENCIES — 1.2%
Regional Authority — 0.0%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017		13,000	13,191
Province of British Columbia Senior Notes 2.85% due 06/15/2015		17,000	18,107
			31,298
Sovereign — 1.2%
Brazil Nota do Tesouro Nacional Notes 6.00% due 08/15/2014(10)	BRL	1,308,423	691,872
Government of Canada Senior Notes 0.88% due 02/14/2017		13,000	13,151
Security Description	Principal Amount(13)	Value (Note 2)
Sovereign (continued)
Oriental Republic of Uruguay Senior Notes 7.63% due 03/21/2036	$20,000	$31,150
Republic of Argentina Senior Notes 7.00% due 10/03/2015	15,000	13,725
Republic of Colombia Senior Notes 8.13% due 05/21/2024	25,000	37,312
Republic of Romania Senior Notes 6.75% due 02/07/2022	32,000	36,000
Republic of the Philippines Senior Notes 10.63% due 03/16/2025	30,000	52,575
Republic of Venezuela Senior Notes 12.75% due 08/23/2022	9,000	9,563
United Mexican States Senior Notes 3.63% due 03/15/2022	40,000	43,620
United Mexican States Senior Notes 4.75% due 03/08/2044	94,000	104,575
United Mexican States Senior Notes 6.05% due 01/11/2040	19,000	25,317
		1,058,860
Total Foreign Government Agencies (cost $1,045,160)		1,090,158
MUNICIPAL BONDS & NOTES — 0.9%
Municipal Bonds — 0.9%
New Jersey State Turnpike Authority Revenue Bonds 7.41% due 01/01/2040	130,000	191,830
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	18,000	20,462
Port Authoriy of New York & New Jersey Revenue Bonds 4.46% due 10/01/2062	15,000	15,000
Port Authority of New York & New Jersey Revenue Bonds 4.93% due 10/01/2051	18,000	20,278
State of California General Obligation Bonds 6.20% due 10/01/2019	100,000	118,018
State of California General Obligation Bonds 6.51% due 04/01/2039	45,000	50,136
State of California General Obligation Bonds 7.55% due 04/01/2039	100,000	135,651
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	175,000	197,209
Total Municipal Bonds & Notes (cost $607,625)		748,584

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. GOVERNMENT AGENCIES — 28.3%
Federal Home Loan Mtg. Corp. — 3.8%
3.50% due 02/01/2042	$19,476	$21,069
3.50% due 03/01/2042	9,617	10,380
4.00% due 05/01/2040	456,516	502,662
4.00% due October TBA	2,000,000	2,149,688
4.50% due 01/01/2039	8,848	9,518
5.00% due 12/01/2020	8,651	9,370
5.00% due 07/01/2021	40,351	43,681
5.00% due 05/01/2034	37,829	42,133
5.00% due 07/01/2035	8,650	9,417
5.00% due 08/01/2035	39,814	43,342
5.00% due 11/01/2035	13,102	14,263
5.50% due 07/01/2034	20,964	23,004
5.50% due 07/01/2035	31,371	34,384
5.50% due 04/01/2037	26,208	28,585
5.50% due 05/01/2037	17,023	18,663
5.50% due 08/01/2037	70,932	78,276
5.50% due 04/01/2038	9,967	10,861
5.50% due 07/01/2038	16,748	18,267
6.00% due 09/01/2026	90,127	99,133
6.00% due 08/01/2036	16,485	18,209
6.50% due 05/01/2016	151	152
6.50% due 05/01/2029	8,350	9,811
6.50% due 11/01/2034	15,391	17,618
6.50% due 03/01/2036	19,273	21,960
6.50% due 05/01/2036	205	233
6.50% due 11/01/2037	9,273	10,572
7.00% due 04/01/2032	5,624	6,609
Federal Home Loan Mtg. Corp., REMIC Series 1577, Class PK 6.50% due 09/15/2023(5)	40,600	45,530
Series 1226, Class Z 7.75% due 03/15/2022(5)	2,179	2,387
		3,299,777
Federal National Mtg. Assoc. — 15.4%
3.00% due 06/01/2042	9,882	10,443
3.00% due October TBA	7,800,000	8,213,156
3.50% due 12/01/2041	67,818	72,801
3.50% due 04/01/2042	48,467	52,036
3.50% due 05/01/2042	45,425	48,770
4.00% due 11/01/2040	158,024	170,472
4.00% due 11/01/2041	9,399	10,142
4.50% due 01/01/2039	15,623	16,915
4.50% due 06/01/2039	450,428	501,056
4.56% due 01/01/2015	712,445	749,050
4.85% due 11/01/2015	759,193	830,356
5.00% due 03/01/2018	20,364	22,205
5.00% due 06/01/2019	5,720	6,237
5.00% due 07/01/2040	53,742	58,902
5.50% due 06/01/2020	149,975	163,978
5.50% due 07/01/2020	92,591	101,236
5.50% due 03/01/2021	86,345	94,407
5.50% due 04/01/2021	137,150	149,700
5.50% due 06/01/2021	139,049	151,771
5.50% due 10/01/2021	132,798	145,238
5.50% due 12/01/2021	179,128	195,517
Security Description	Principal Amount(13)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
5.50% due 06/01/2022	$141,588	$154,542
5.50% due 12/01/2029	8,264	9,072
5.50% due 05/01/2034	8,951	9,933
5.50% due 06/01/2034	14,528	16,041
5.50% due 12/01/2035	45,880	50,600
5.50% due 06/01/2036	853,438	947,097
5.50% due 12/01/2036	1,287	1,413
5.50% due 06/01/2038	11,273	12,363
5.50% due 07/01/2038	4,738	5,196
5.50% due 06/01/2039	31,534	34,580
6.00% due 06/01/2017	8,341	8,999
6.00% due 06/01/2026	66,530	73,636
6.00% due 03/01/2027	85,606	94,696
6.00% due 12/01/2033	7,768	8,792
6.00% due 05/01/2034	29,361	33,002
6.00% due 07/01/2034	2,946	3,311
6.00% due 07/01/2038	59,271	65,472
6.50% due 08/01/2016	5,980	6,422
6.50% due 09/01/2032	24,258	28,052
6.50% due 04/01/2034	6,442	7,370
6.50% due 11/01/2035	25,862	29,430
6.50% due 02/01/2036	75,069	86,639
6.50% due 07/01/2036	10,141	11,548
6.50% due 10/01/2037	14,313	16,310
7.00% due 06/01/2037	95,884	114,500
		13,593,404
Government National Mtg. Assoc. — 9.1%
4.00% due 10/15/2040	40,247	44,475
4.00% due 11/15/2040	841,223	929,608
4.00% due 02/15/2041	35,360	39,075
4.00% due 07/15/2041	830,876	918,174
4.00% due 09/15/2041	38,085	42,086
4.00% due 10/15/2041	34,460	38,081
4.00% due 11/15/2041	495,930	548,036
4.50% due 06/15/2041	1,538,722	1,695,376
5.00% due 01/15/2033	7,405	8,224
5.00% due 12/15/2038	407,364	449,710
5.00% due 04/15/2039	664,328	735,047
5.00% due 01/15/2040	205,821	228,309
5.00% due 04/15/2041	420,436	464,404
5.00% due October TBA	1,000,000	1,102,500
5.50% due 04/15/2036	153,289	171,744
6.00% due 02/15/2033	73,267	83,442
6.50% due 07/15/2028	304,655	359,119
6.50% due 08/15/2028	15,574	18,378
6.50% due 09/15/2028	31,294	36,928
6.50% due 11/15/2028	32,947	38,879
7.00% due 11/15/2031	9,699	11,708
7.00% due 01/15/2033	15,474	18,679
7.00% due 05/15/2033	21,940	26,482
7.50% due 01/15/2032	8,028	9,856
8.00% due 02/15/2030	2,405	2,814
8.50% due 11/15/2017	1,190	1,281
9.00% due 11/15/2021	452	497

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
Government National Mtg. Assoc. REMIC Series 2005-74, Class HA 7.50% due 09/16/2035(5)	$874	$1,006
Series 2005-74, Class HB 7.50% due 09/15/2035(5)	7,175	8,302
Series 2005-74, Class HC 7.50% due 09/16/2035(5)	4,312	5,006
		8,037,226
Total U.S. Government Agencies (cost $24,094,159)		24,930,407
U.S. GOVERNMENT TREASURIES — 13.3%
United States Treasury Bonds — 5.3%
2.13% due 02/15/2040 TIPS(10)	23,321	34,038
2.13% due 02/15/2041 TIPS(10)	19,879	29,201
2.75% due 08/15/2042	225,000	221,273
3.00% due 05/15/2042	7,000	7,258
3.13% due 11/15/2041	525,000	559,289
3.13% due 02/15/2042	30,000	31,912
3.75% due 08/15/2041	22,000	26,304
3.88% due 08/15/2040	375,000	458,145
4.38% due 02/15/2038	1,300,000	1,711,328
4.38% due 11/15/2039	470,000	621,208
4.63% due 02/15/2040	6,000	8,235
4.75% due 02/15/2041	2,000	2,803
5.25% due 11/15/2028	34,000	47,584
5.38% due 02/15/2031	150,000	216,961
6.63% due 02/15/2027(11)	450,000	700,875
8.13% due 08/15/2019	8,000	11,816
		4,688,230
United States Treasury Notes — 8.0%
0.25% due 03/31/2014	45,000	45,014
0.25% due 09/30/2014	12,000	12,003
0.38% due 04/15/2015	30,000	30,066
0.50% due 07/31/2017	6,000	5,971
0.63% due 05/31/2017	6,000	6,015
0.63% due 08/31/2017	136,000	136,085
0.88% due 02/28/2017	60,000	60,924
0.88% due 07/31/2019	50,000	49,523
1.00% due 10/31/2016	200,000	204,203
1.00% due 03/31/2017	93,000	94,860
1.13% due 05/31/2019	150,000	151,406
1.25% due 10/31/2015	63,000	64,767
1.50% due 06/30/2016	1,070,000	1,112,633
1.63% due 08/15/2022	81,000	80,911
1.75% due 07/31/2015	2,850,000	2,965,781
1.75% due 05/15/2022	64,000	64,900
1.88% due 09/30/2017	900,000	955,055
2.00% due 02/15/2022	177,000	184,094
2.13% due 11/30/2014	4,000	4,160
2.13% due 05/31/2015	13,000	13,629
2.38% due 05/31/2018	4,000	4,355
3.63% due 08/15/2019	2,000	2,349
Security Description	Shares/ Principal Amount(13)	Value (Note 2)
United States Treasury Notes (continued)
3.63% due 02/15/2020	$26,000	$30,639
4.75% due 08/15/2017	625,000	749,414
		7,028,757
Total U.S. Government Treasuries (cost $10,848,564)		11,716,987
WARRANTS† — 0.0%
Publishing-Periodicals — 0.0%
Reader's Digest Assoc., Inc. Expires 02/19/2014(1)(2)	32	0
Television — 0.0%
ION Media Networks, Inc. Expires 12/18/2016(1)(2)(3) (strike price $500.00)	2	500
ION Media Networks, Inc. Expires 12/18/2016(1)(2)(3) (strike price $687.00)	2	300
		800
Total Warrants (cost $33)		800
Total Long-Term Investment Securities (cost $77,379,089)		84,638,157
SHORT-TERM INVESTMENT SECURITIES — 0.2%
Commercial Paper — 0.2%
BNP Paribas Financial Services LLC 0.11% due 10/01/2012 (cost $200,000)	$200,000	200,000
REPURCHASE AGREEMENTS — 17.1%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 09/28/2012, to be repurchased 10/01/2012 in the amount of $220,000 and collateralized by $145,000 of United States Treasury Bonds, bearing interest at 6.25%, due 05/15/2030 and having an approximate value of $231,498	220,000	220,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 09/28/2012, to be repurchased 10/01/2012 in the amount of $475,000 and collateralized by $345,000 of United States Treasury Bonds, bearing interest at 5.25%, due 02/15/2029 and having an approximate value of $487,969	475,000	475,000
Bank of America Securities LLC Joint Repurchase Agreement(12)	3,390,000	3,390,000
Barclays Capital, Inc. Joint Repurchase Agreement(12)	2,070,000	2,070,000
BNP Paribas SA Joint Repurchase Agreement(12)	2,070,000	2,070,000
Deutsche Bank AG Joint Repurchase Agreement(12)	1,810,000	1,810,000
Royal Bank of Scotland Joint Repurchase Agreement(12)	2,760,000	2,760,000

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
REPURCHASE AGREEMENTS (continued)
UBS Securities LLC Joint Repurchase Agreement(12)	$2,245,000	$2,245,000
Total Repurchase Agreements (cost $15,040,000)		15,040,000
TOTAL INVESTMENTS (cost $92,619,089)(14)	113.2%	99,878,157
Liabilities in excess of other assets	(13.2)	(11,674,453)
NET ASSETS	100.0%	$88,203,704

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2012, the aggregate value of these securities was $5,718,285 representing 6.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Illiquid security. At September 30, 2012, the aggregate value of these securities was $800 representing 0.0% of net assets.

(2)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(3)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30,

2012, the Multi-Managed Income Portfolio held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
ION Media Networks, Inc. Expries 12/18/2016 (strike price $500.00) Warrants	03/01/2011	2	$—	$500	$250.00	0.00%
ION Media Networks, Inc. Expries 12/18/2016 (strike price $687.00) Warrants	11/11/2010	2	—	300	150.00	0.00
				$800		0.00%

(4)  Commercial Mortgage Backed Security

(5)  Collateralized Mortgage Obligation

(6)  Interest Only

(7)  Perpetual maturity — maturity date reflects the next call date.

(8)  PIK - ("Payment in Kind") Security — Income may be paid in additional securities or cash at the discretion of the issuer.

(9)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(10)  Principal amount of security is adjusted for inflation.

(11)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(12)  See Note 2 for details of Joint Repurchase Agreements.

(13)  Denominated in United States dollars unless otherwise indicated.

(14)  See Note 4 for cost of investments on a tax basis.

BRL — Brazilian Real

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at September 30, 2012 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2012	Unrealized Appreciation (Depreciation)
9	Long	U.S. Treasury 2YR Notes	December 2012	$1,984,073	$1,984,781	$708
16	Long	U.S. Treasury 5YR Notes	December 2012	1,986,606	1,994,125	7,519
19	Long	U.S. Treasury 10YR Notes	December 2012	2,518,312	2,536,203	17,891
13	Short	U.S. Long Bonds	December 2012	1,938,952	1,941,875	(2,923)
						$23,195

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs International	BRL	1,182,000	USD	574,512	10/02/2012	$—	$(8,544)
	USD	582,094	BRL	1,182,000	10/02/2012	962	—
	USD	330,819	EUR	255,000	10/31/2012	—	(3,039)
						962	(11,583)
Royal Bank of Canada	MXN	1,235,000	USD	95,345	12/19/2012	131	—
Standard Chartered Bank	BRL	195,000	USD	96,031	10/02/2012	—	(159)
	USD	96,368	BRL	195,000	10/02/2012	—	(178)
						—	(337)
UBS AG	BRL	987,000	USD	486,063	10/02/2012	—	(803)
	BRL	987,000	USD	483,918	11/05/2012	—	(808)
	EUR	255,000	USD	330,153	10/31/2012	2,372	—
	MXN	1,235,000	USD	95,172	12/19/2012	—	(41)
	USD	486,135	BRL	987,000	10/02/2012	731	—
						3,103	(1,652)
Net Unrealized Appreciation (Depreciation)						$4,196	$(13,572)

BRL — Brazilian Real

EUR — Euro Dollar

MXN — Mexican Peso

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock	$14,019,872	$—	$—	$14,019,872
Preferred Stock:
Finance-Investment Banker/Broker	—	1	—	1
Other Industries*	24,420	—	—	24,420
Asset Backed Securities:
Diversified Financial Services	—	9,651,198	—	9,651,198
U.S. Corporate Bonds & Notes:
Airlines	—	107,494	217,003	324,497
Recycling	—	—	0	0
Other Industries*	—	19,273,875	—	19,273,875
Foreign Corporate Bonds & Notes:
Containers-Metal/Glass	—	—	0	0
Other Industries*	—	2,857,358	—	2,857,358
Foreign Government Agencies	—	1,090,158	—	1,090,158
Municipal Bond & Notes	—	748,584	—	748,584
U.S. Government Agencies:
Federal Home Loan Mtg. Corp.	—	3,299,777	—	3,299,777
Federal National Mtg. Assoc.	—	13,593,404	—	13,593,404
Government National Mtg. Assoc.	—	8,037,226	—	8,037,226
U.S. Government Treasuries:
Unites States Treasury Bonds	—	4,688,230	—	4,688,230
Unites States Treasury Notes	—	7,028,757	—	7,028,757
Warrants	—	—	800	800
Short-Term Investment Securities:
Commercial Paper	—	200,000	—	200,000
Repurchase Agreements	—	15,040,000	—	15,040,000
Other Financial Instruments:†
Open Futures Contracts - Appreciation	26,118	—	—	26,118
Open Forward Foreign Currency Contracts - Appreciation		4,196	—	4,196
Total	$14,070,410	$85,620,258	$217,803	$99,908,471

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Liabilities:
Other Financial Instruments:†
Open Futures Contracts - Depreciation	$2,923	$—	$—	$2,923
Open Forward Foreign Currency Contracts - Depreciation	—	13,572	—	13,572
Total	$2,923	$13,572	$—	$16,495

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to Portfolio of Investments.

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO PROFILE — September 30, 2012 (unaudited)

Industry Allocation*
U.S. Government Treasuries	5.0%
Computers	4.4
Medical-Drugs	4.2
Oil Companies-Integrated	4.2
Repurchase Agreements	3.7
Banks-Commercial	2.7
Diversified Banking Institutions	2.6
Telephone-Integrated	2.5
Real Estate Investment Trusts	2.3
Electric-Integrated	2.0
Tobacco	1.7
Diversified Manufacturing Operations	1.7
Oil Companies-Exploration & Production	1.6
Cable/Satellite TV	1.4
Applications Software	1.4
Electronic Components-Semiconductors	1.3
Medical-HMO	1.3
Chemicals-Diversified	1.2
Federal National Mtg. Assoc.	1.2
United States Treasury Notes	1.2
Web Portals/ISP	1.2
Enterprise Software/Service	1.1
Diversified Financial Services	1.1
Banks-Super Regional	1.1
Exchange-Traded Funds	1.0
Agricultural Chemicals	1.0
Auto-Cars/Light Trucks	1.0
Multimedia	0.9
Food-Misc./Diversified	0.9
Retail-Drug Store	0.9
Retail-Building Products	0.9
Medical-Biomedical/Gene	0.9
Insurance-Multi-line	0.9
Aerospace/Defense	0.8
Retail-Discount	0.8
Computer Services	0.8
Electric Products-Misc.	0.8
Oil-Field Services	0.8
Federal Home Loan Mtg. Corp.	0.7
Oil Refining & Marketing	0.7
Insurance-Life/Health	0.7
Insurance-Reinsurance	0.7
Networking Products	0.6
Cellular Telecom	0.6
Engineering/R&D Services	0.6
Semiconductor Equipment	0.6
Cosmetics & Toiletries	0.6
Retail-Apparel/Shoe	0.6
Food-Retail	0.5
Medical-Wholesale Drug Distribution	0.5
Casino Hotels	0.5
Insurance-Property/Casualty	0.5
Television	0.5
Beverages-Non-alcoholic	0.5
Pipelines	0.5
Telecom Services	0.5
Gas-Distribution	0.5
Retail-Restaurants	0.5
Brewery	0.4
E-Commerce/Services	0.4
Electronic Security Devices	0.4%
Finance-Investment Banker/Broker	0.4
Auto/Truck Parts & Equipment-Original	0.4
Retail-Regional Department Stores	0.4
Data Processing/Management	0.4
Hotels/Motels	0.4
Airlines	0.4
Oil Field Machinery & Equipment	0.4
Medical-Hospitals	0.4
Satellite Telecom	0.4
Finance-Other Services	0.4
Transport-Rail	0.4
Building & Construction Products-Misc.	0.4
Oil & Gas Drilling	0.4
Banks-Fiduciary	0.4
Insurance Brokers	0.3
Chemicals-Specialty	0.3
Commercial Services-Finance	0.3
Real Estate Operations & Development	0.3
Electric-Generation	0.3
Apparel Manufacturers	0.3
Engines-Internal Combustion	0.3
Medical Products	0.3
Diversified Minerals	0.3
Steel-Producers	0.3
Internet Security	0.3
Machinery-General Industrial	0.3
Building-Residential/Commercial	0.3
Retail-Auto Parts	0.3
Building-Heavy Construction	0.3
Computers-Integrated Systems	0.3
Publishing-Books	0.3
Electronic Measurement Instruments	0.3
Aerospace/Defense-Equipment	0.3
Coal	0.2
Metal-Diversified	0.2
Real Estate Management/Services	0.2
Electronic Components-Misc.	0.2
Retail-Bedding	0.2
Paper & Related Products	0.2
Rental Auto/Equipment	0.2
Investment Management/Advisor Services	0.2
Diversified Operations	0.2
Commercial Services	0.2
Containers-Paper/Plastic	0.2
Transport-Services	0.2
Finance-Mortgage Loan/Banker	0.2
Semiconductor Components-Integrated Circuits	0.2
Finance-Consumer Loans	0.2
Independent Power Producers	0.2
Beverages-Wine/Spirits	0.2
Broadcast Services/Program	0.2
Electronic Design Automation	0.2
Advertising Services	0.2
Electronics-Military	0.2
Import/Export	0.2
Pharmacy Services	0.2
Metal-Iron	0.2
Auto-Heavy Duty Trucks	0.1
Retail-Pet Food & Supplies	0.1

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO PROFILE — September 30, 2012 (unaudited) (continued)

Industry Allocation*
Computers-Memory Devices	0.1%
Human Resources	0.1
Machinery-Electrical	0.1
Printing-Commercial	0.1
Disposable Medical Products	0.1
Metal Processors & Fabrication	0.1
Gold Mining	0.1
Electric-Transmission	0.1
Retail-Office Supplies	0.1
Consumer Products-Misc.	0.1
Finance-Leasing Companies	0.1
Coatings/Paint	0.1
Therapeutics	0.1
Theaters	0.1
Retail-Automobile	0.1
Rubber-Tires	0.1
Private Corrections	0.1
Building Products-Cement	0.1
Agricultural Operations	0.1
Wireless Equipment	0.1
SupraNational Banks	0.1
Finance-Credit Card	0.1
Publishing-Newspapers	0.1
Retail-Misc./Diversified	0.1
Investment Companies	0.1
United States Treasury Bonds	0.1
Consulting Services	0.1
Food-Catering	0.1
Industrial Gases	0.1
Funeral Services & Related Items	0.1
Municipal Bonds	0.1
Marine Services	0.1
Chemicals-Plastics	0.1
Power Converter/Supply Equipment	0.1
Steel Pipe & Tube	0.1
Petrochemicals	0.1
Travel Services	0.1
Insurance-Mutual	0.1
Internet Application Software	0.1
Diversified Operations/Commercial Services	0.1
Food-Meat Products	0.1
Gas-Transportation	0.1
Transactional Software	0.1
Distribution/Wholesale	0.1
Savings & Loans/Thrifts	0.1
Medical-Generic Drugs	0.1
Government National Mtg. Assoc.	0.1
Photo Equipment & Supplies	0.1
Special Purpose Entities	0.1
Soap & Cleaning Preparation	0.1
Racetracks	0.1
Direct Marketing	0.1
Miscellaneous Manufacturing	0.1
Hospital Beds/Equipment	0.1
Electronic Parts Distribution	0.1
Industrial Automated/Robotic	0.1
Retail-Propane Distribution	0.1
Motion Pictures & Services	0.1
Transport-Marine	0.1
Food-Baking	0.1
Machinery-Material Handling	0.1%
Radio	0.1
99.6%

*  Calculated as a percentage of net assets

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited)

Security Description			Shares	Value (Note 2)
COMMON STOCK — 73.0%
Advertising Agencies — 0.0%
WPP PLC			5,497	$74,696
Advertising Services — 0.2%
Hakuhodo DY Holdings, Inc.			1,970	132,781
Publicis Groupe SA			2,544	142,372
Vertis, Inc.†(1)(13)			99	1
				275,154
Aerospace/Defense — 0.8%
Embraer SA ADR			2,559	68,121
Lockheed Martin Corp.			7,390	690,078
Raytheon Co.			10,400	594,464
Rolls-Royce Holdings PLC			3,054	41,573
				1,394,236
Aerospace/Defense-Equipment — 0.2%
Cobham PLC			33,257	119,060
European Aeronautic Defence and Space Co. NV			5,513	174,739
				293,799
Agricultural Biotech — 0.0%
Vilmorin & Cie			28	3,369
Agricultural Chemicals — 1.0%
Agrium, Inc.			116	12,001
CF Industries Holdings, Inc.			1,867	414,922
China BlueChemical, Ltd., Class H			58,000	34,184
Incitec Pivot, Ltd.			1,943	6,006
Intrepid Potash, Inc.†			167	3,587
Monsanto Co.			11,837	1,077,404
Mosaic Co.			124	7,144
Potash Corp. of Saskatchewan, Inc.			345	14,980
Syngenta AG			464	173,414
Yara International ASA			187	9,368
				1,753,010
Agricultural Operations — 0.1%
Andersons, Inc.			54	2,034
Archer-Daniels-Midland Co.			321	8,725
Astra Agro Lestari Tbk PT			1,500	3,440
Black Earth Farming, Ltd. SDR†			572	1,067
Bunge, Ltd.			131	8,783
Chaoda Modern Agriculture Holdings, Ltd.†(1)(13)			10,000	645
Cresud SACIF y A ADR			233	1,904
First Resources, Ltd.			28,000	48,142
Golden Agri-Resources, Ltd.			99,000	53,243
GrainCorp., Ltd.			676	6,283
Indofood Agri Resources, Ltd.			1,000	1,112
IOI Corp. Bhd			3,500	5,703
Kuala Lumpur Kepong Bhd			800	5,774
KW	S	Saat AG	12	3,198
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT			12,500	3,200
SLC Agricola SA			257	2,757
Wilmar International, Ltd.			2,000	5,297
				161,307
Security Description	Shares	Value (Note 2)
Airlines — 0.3%
Delta Air Lines, Inc.†	29,200	$267,472
Deutsche Lufthansa AG	1,340	18,167
International Consolidated Airlines Group SA†	22,170	53,304
Japan Airlines Co., Ltd.†	200	9,354
Turk Hava Yollari†	24,460	51,172
United Continental Holdings, Inc.†	8,600	167,700
US Airways Group, Inc.†	1,780	18,619
		585,788
Apparel Manufacturers — 0.3%
Christian Dior SA	857	114,974
Coach, Inc.	6,687	374,606
True Religion Apparel, Inc.	1,148	24,487
		514,067
Appliances — 0.0%
Haier Electronics Group Co., Ltd.†	53,000	61,516
Applications Software — 1.4%
Actuate Corp.†	12,790	89,914
Infoblox, Inc.†	1,165	27,086
InterXion Holding NV†	1,175	26,696
Microsoft Corp.	71,572	2,131,414
Parametric Technology Corp.†	1,279	27,882
RealPage, Inc.†	1,129	25,516
Tangoe, Inc.†	1,053	13,826
		2,342,334
Auction House/Art Dealers — 0.0%
KAR Auction Services, Inc.†	1,935	38,197
Audio/Video Products — 0.0%
VOXX International Corp.†	4,337	32,441
Auto-Cars/Light Trucks — 0.8%
Bayerische Motoren Werke AG	507	37,078
Brilliance China Automotive Holdings, Ltd.†	76,000	83,997
Daihatsu Motor Co., Ltd.	5,000	83,419
Daimler AG	2,238	108,322
Fiat SpA†	2,218	11,834
General Motors Co.†	17,700	402,675
Hyundai Motor Co.	170	38,545
Isuzu Motors, Ltd.	32,000	154,588
Kia Motors Corp.	1,799	112,334
Mitsubishi Motors Corp.†	77,000	71,041
Nissan Motor Co., Ltd.	10,800	92,030
Suzuki Motor Corp.	6,500	126,185
		1,322,048
Auto-Heavy Duty Trucks — 0.1%
Fiat Industrial SpA	13,384	130,799
Scania AB, Class B	4,881	89,538
Volvo AB, Class B	1,374	19,265
		239,602
Auto/Truck Parts & Equipment-Original — 0.3%
Aisin Seiki Co., Ltd.	3,700	105,254
American Axle & Manufacturing Holdings, Inc.†	1,505	16,961
Hyundai Mobis	424	118,453

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Auto/Truck Parts & Equipment-Original (continued)
Hyundai Wia Corp.	451	$76,085
Iochpe-Maxion SA	2,800	36,740
Lear Corp.	3,300	124,707
Valeo SA	704	32,568
		510,768
Auto/Truck Parts & Equipment-Replacement — 0.0%
Standard Motor Products, Inc.	2,115	38,958
Banks-Commercial — 2.3%
Agricultural Bank of China, Ltd., Class H	151,000	59,005
Australia & New Zealand Banking Group, Ltd.	12,145	311,801
Banco Bilbao Vizcaya Argentaria SA	3,759	29,529
Banco Santander Brasil SA ADR	6,682	49,246
Banco Santander SA	12,451	92,721
Bank Mandiri Persero Tbk PT	115,000	98,537
Bank Rakyat Indonesia Persero Tbk PT	108,500	84,464
Cardinal Financial Corp.	2,332	33,348
China Construction Bank Corp.	214,000	148,480
CIMB Group Holdings Bhd	27,100	66,498
CIT Group, Inc.†	3,200	126,048
Citizens & Northern Corp.	1,475	28,925
Citizens Republic Bancorp, Inc.†	1,310	25,349
City National Corp.	900	46,359
Commonwealth Bank of Australia	4,287	248,004
DBS Group Holdings, Ltd.	8,000	93,807
East West Bancorp, Inc.	1,916	40,466
Financial Institutions, Inc.	1,521	28,351
First Community Bancshares, Inc.	1,448	22,097
FirstRand, Ltd.	9,658	32,364
Grupo Financiero Banorte SAB de CV, Class O	9,400	53,128
Hachijuni Bank, Ltd.	17,000	94,323
Hanmi Financial Corp.†	3,025	38,750
Heartland Financial USA, Inc.	1,016	27,706
Home BancShares, Inc.	671	22,874
Industrial & Commercial Bank of China, Ltd.	228,000	134,670
Irish Bank Resolution Corp., Ltd.†(1)(13)	72,610	0
Kasikornbank PCL NVDR	14,000	83,008
M&T Bank Corp.	2,800	266,448
MainSource Financial Group, Inc.	2,239	28,749
National Australia Bank, Ltd.	3,990	105,499
National Bank of Canada	444	33,601
Peoples Bancorp, Inc.	1,413	32,344
Popular, Inc.†	1,192	20,777
Republic Bancorp, Inc., Class A	918	20,150
Resona Holdings, Inc.	16,600	68,068
Sberbank of Russia ADR	16,672	194,229
Siam Commercial Bank PCL	11,100	61,486
Southside Bancshares, Inc.	1,130	24,645
Standard Chartered PLC	5,960	134,739
Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
Svenska Handelsbanken AB, Class A	3,765	$141,056
Swedbank AB, Class A	7,551	141,851
Toronto-Dominion Bank	3,000	250,020
Turkiye Garanti Bankasi AS	14,347	59,871
United Overseas Bank, Ltd.	1,000	16,012
Virginia Commerce Bancorp, Inc.†	3,671	32,121
Washington Banking Co.	1,766	25,024
Westpac Banking Corp.	4,751	122,466
		3,899,014
Banks-Fiduciary — 0.3%
Northern Trust Corp.	9,200	427,018
Banks-Mortgage — 0.0%
Walker & Dunlop, Inc.†	2,305	35,428
Banks-Super Regional — 1.1%
Banco Latinoamericano de Comercio Exterior SA, Class E	2,759	60,946
PNC Financial Services Group, Inc.	6,800	429,080
Wells Fargo & Co.	38,756	1,338,245
		1,828,271
Batteries/Battery Systems — 0.0%
EnerSys, Inc.†	1,758	62,040
Beverages-Non-alcoholic — 0.5%
Coca-Cola Amatil, Ltd.	1,349	18,975
Coca-Cola Co.	10,800	409,644
Dr Pepper Snapple Group, Inc.	5,000	222,650
Fomento Economico Mexicano SAB de CV ADR	300	27,594
PepsiCo, Inc.	2,600	184,002
		862,865
Beverages-Wine/Spirits — 0.1%
Diageo PLC	3,392	95,279
Pernod-Ricard SA	602	67,543
		162,822
Brewery — 0.4%
Anheuser-Busch InBev NV	2,347	199,570
Heineken Holding NV	2,486	120,741
Molson Coors Brewing Co., Class B	6,200	279,310
SABMiller PLC	1,776	78,006
		677,627
Broadcast Services/Program — 0.1%
Global Mediacom Tbk PT	49,000	10,497
Grupo Televisa SAB ADR	2,979	70,036
		80,533
Building & Construction Products-Misc. — 0.2%
China State Construction International Holdings, Ltd.	40,000	47,201
Fortune Brands Home & Security, Inc.†	6,600	178,266
Trex Co., Inc.†	1,118	38,146
		263,613

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Building & Construction-Misc. — 0.0%
China Communications Construction Co., Ltd.	38,000	$30,727
Building Products-Cement — 0.1%
China Shanshui Cement Group, Ltd.	85,000	55,468
Eagle Materials, Inc.	763	35,296
Indocement Tunggal Prakarsa Tbk PT	35,500	75,489
		166,253
Building-Heavy Construction — 0.3%
Chicago Bridge & Iron Co. NV	4,000	152,360
China Railway Group, Ltd.	158,000	69,280
Daelim Industrial Co., Ltd.	940	80,263
Vinci SA	3,555	151,418
		453,321
Building-Residential/Commercial — 0.1%
Beazer Homes USA, Inc.	20,339	72,204
MDC Holdings, Inc.	630	24,261
Persimmon PLC	2,116	25,917
Ryland Group, Inc.	2,431	72,930
		195,312
Cable/Satellite TV — 1.0%
Comcast Corp., Class A	43,500	1,555,995
Kabel Deutschland Holding AG	2,642	188,462
		1,744,457
Casino Hotels — 0.3%
MGM China Holdings, Ltd.	52,800	91,518
Sands China, Ltd.	8,800	32,798
SJM Holdings, Ltd.	51,000	110,760
Trump Entertainment Resorts, Inc.†(1)(13)	12	48
Wynn Resorts, Ltd.	2,200	253,968
		489,092
Cellular Telecom — 0.3%
America Movil SAB de CV, Series L ADR	3,589	91,304
ENTEL Chile SA	2,572	53,620
MTN Group, Ltd.	3,213	61,847
NTT DOCOMO, Inc.	45	73,001
Vodafone Group PLC	81,491	231,272
		511,044
Chemicals-Diversified — 1.1%
Arkema SA	319	29,868
BASF SE	4,164	351,290
Georgia Gulf Corp.	428	15,502
Innophos Holdings, Inc.	1,166	56,539
Innospec, Inc.†	1,385	46,979
K+S AG	684	33,634
Koninklijke DSM NV	2,238	111,587
Lanxess AG	544	45,111
LyondellBasell Industries NV, Class A	8,400	433,944
Nitto Denko Corp.	5,400	257,406
Nufarm, Ltd.	968	6,115
Security Description	Shares	Value (Note 2)
Chemicals-Diversified (continued)
PPG Industries, Inc.	4,200	$482,328
Sociedad Quimica y Minera de Chile SA ADR	200	12,328
Westlake Chemical Corp.	1,000	73,060
		1,955,691
Chemicals-Other — 0.0%
American Vanguard Corp.	726	25,265
Chemicals-Plastics — 0.1%
Landec Corp.†	2,237	25,614
PolyOne Corp.	3,707	61,425
		87,039
Chemicals-Specialty — 0.2%
Albemarle Corp.	2,900	152,772
Cytec Industries, Inc.	1,800	117,936
Kraton Performance Polymers, Inc.†	575	15,008
Minerals Technologies, Inc.	224	15,888
OM Group, Inc.†	980	18,169
Tronox, Ltd. Class A	1,694	38,369
WR Grace & Co.†	984	58,135
		416,277
Circuit Boards — 0.0%
Tripod Technology Corp.	14,870	36,524
Coal — 0.1%
Peabody Energy Corp.	6,800	151,572
Walter Energy, Inc.	2,031	65,926
		217,498
Coatings/Paint — 0.1%
Kronos Worldwide, Inc.	1,859	27,773
Valspar Corp.	3,100	173,910
		201,683
Commercial Services — 0.1%
Acacia Research Corp.†	467	12,801
Aggreko PLC	840	31,374
HMS Holdings Corp.†	889	29,719
RPX Corp.†	1,338	14,999
Standard Parking Corp.†	2,407	53,989
		142,882
Commercial Services-Finance — 0.2%
Alliance Data Systems Corp.†	2,100	298,095
Cardtronics, Inc.†	1,111	33,086
Global Cash Access Holdings, Inc.†	3,251	26,171
TNS, Inc.†	2,332	34,863
		392,215
Computer Aided Design — 0.0%
Aspen Technology, Inc.†	1,113	28,771
Computer Data Security — 0.0%
Gemalto NV	140	12,315
Computer Services — 0.7%
Computer Sciences Corp.	4,700	151,387
Computershare, Ltd.	4,615	39,733
International Business Machines Corp.	4,829	1,001,776
LivePerson, Inc.†	1,579	28,596

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Computer Services (continued)
Manhattan Associates, Inc.†	648	$37,111
Unisys Corp.†	476	9,910
		1,268,513
Computer Software — 0.0%
Cornerstone OnDemand, Inc.†	675	20,696
SS&C Technologies Holdings, Inc.†	1,734	43,714
		64,410
Computers — 4.4%
Apple, Inc.	10,884	7,262,458
Asustek Computer, Inc.	5,660	61,498
Dell, Inc.	25,405	250,493
Silicon Graphics International Corp.†	1,123	10,219
		7,584,668
Computers-Integrated Systems — 0.3%
Brocade Communications Systems, Inc.†	23,332	138,009
Fujitsu, Ltd.	42,000	157,688
MTS Systems Corp.	743	39,788
Netscout Systems, Inc.†	1,343	34,260
NTT Data Corp.	19	59,624
		429,369
Computers-Memory Devices — 0.1%
EMC Corp.†	800	21,816
Western Digital Corp.	5,400	209,142
		230,958
Consulting Services — 0.1%
Corporate Executive Board Co.	421	22,578
Towers Watson & Co., Class A	2,200	116,710
		139,288
Consumer Products-Misc. — 0.0%
Helen of Troy, Ltd.†	697	22,186
Prestige Brands Holdings, Inc.†	1,772	30,053
		52,239
Containers-Paper/Plastic — 0.1%
Bemis Co., Inc.	3,900	122,733
Sealed Air Corp.	4,057	62,721
		185,454
Cosmetics & Toiletries — 0.5%
Kao Corp.	4,400	129,677
Procter & Gamble Co.	9,804	680,006
		809,683
Data Processing/Management — 0.2%
Acxiom Corp.†	3,964	72,422
CommVault Systems, Inc.†	575	33,753
CSG Systems International, Inc.†	1,443	32,453
Dun & Bradstreet Corp.	1,900	151,278
Fair Isaac Corp.	2,303	101,931
		391,837
Diagnostic Kits — 0.0%
OraSure Technologies, Inc.†	4,510	50,151
Security Description	Shares	Value (Note 2)
Disposable Medical Products — 0.1%
C.R. Bard, Inc.	2,300	$240,695
Distribution/Wholesale — 0.1%
Beacon Roofing Supply, Inc.†	1,532	43,662
Core-Mark Holding Co., Inc.	723	34,784
		78,446
Diversified Banking Institutions — 2.2%
Bank of America Corp.	8,014	70,764
Barclays PLC	79,584	276,108
BNP Paribas SA	3,687	175,210
Citigroup, Inc.	5,147	168,410
Credit Suisse Group AG	2,543	53,888
Deutsche Bank AG	4,063	160,525
Goldman Sachs Group, Inc.	3,100	352,408
HSBC Holdings PLC	40,566	375,546
JPMorgan Chase & Co.	32,289	1,307,059
Mitsubishi UFJ Financial Group, Inc.	42,200	197,914
Morgan Stanley	30,000	502,200
Royal Bank of Scotland Group PLC†	7,732	32,088
Societe Generale SA†	597	16,955
UBS AG	6,431	78,293
UniCredit SpA†	3,694	15,342
		3,782,710
Diversified Financial Services — 0.1%
Hana Financial Group, Inc.	1,550	47,486
Yuanta Financial Holding Co., Ltd.	59,696	31,362
		78,848
Diversified Manufacturing Operations — 1.6%
AZZ, Inc.	796	30,232
Chase Corp.	1,208	22,191
Danaher Corp.	14,600	805,190
Dover Corp.	5,790	344,447
General Electric Co.	39,362	893,911
LSB Industries, Inc.†	3,614	158,546
Siemens AG	2,131	212,531
Standex International Corp.	683	30,359
Textron, Inc.	9,700	253,849
		2,751,256
Diversified Minerals — 0.2%
BHP Billiton PLC	4,028	125,210
BHP Billiton, Ltd.	6,840	234,423
Teck Resources, Ltd., Class B	600	17,705
Xstrata PLC	736	11,380
		388,718
Diversified Operations — 0.2%
Alliance Global Group, Inc.	246,100	86,723
C C Land Holdings, Ltd.	119,334	25,701
LS Corp.	82	7,149
Siam Cement PCL NVDR	4,200	47,622
Swire Pacific, Ltd., Class A	13,000	159,188
Tongaat Hulett, Ltd.	1,947	32,692
		359,075
Diversified Operations/Commercial Services — 0.1%
Bunzl PLC	6,562	117,513

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
E-Commerce/Services — 0.4%
Expedia, Inc.	3,450	$199,548
IAC/InterActiveCorp	4,600	239,476
OpenTable, Inc.†	597	24,835
priceline.com, Inc.†	400	247,492
Rakuten, Inc.	3,500	35,655
		747,006
E-Services/Consulting — 0.0%
Perficient, Inc.†	1,878	22,667
Electric Products-Misc. — 0.7%
AMETEK, Inc.	8,250	292,463
Emerson Electric Co.	18,855	910,131
Mitsubishi Electric Corp.	5,000	36,904
		1,239,498
Electric-Generation — 0.2%
Aboitiz Power Corp.	67,300	54,127
AES Corp.†	23,023	252,562
Electric Power Development Co., Ltd.	1,100	28,952
		335,641
Electric-Integrated — 1.4%
Ameren Corp.	8,900	290,763
Chubu Electric Power Co., Inc.	2,400	31,276
CMS Energy Corp.	9,700	228,435
DTE Energy Co.	5,900	353,646
EDP — Energias de Portugal SA	6,155	16,942
Enel SpA	28,548	100,959
Entergy Corp.	5,900	408,870
GDF Suez	5,205	116,383
Origin Energy, Ltd.	3,135	36,812
PG&E Corp.	12,500	533,375
TECO Energy, Inc.	9,000	159,660
Westar Energy, Inc.	4,887	144,949
		2,422,070
Electric-Transmission — 0.1%
Red Electrica Corp. SA	2,812	133,322
Electronic Components-Misc. — 0.2%
GSI Group, Inc.†	1,264	11,262
Hon Hai Precision Industry Co., Ltd.	41,677	130,803
Murata Manufacturing Co., Ltd.	800	42,593
NEC Corp.†	60,000	95,336
Pegatron Corp.	25,000	32,536
Vishay Intertechnology, Inc.†	8,400	82,572
		395,102
Electronic Components-Semiconductors — 1.2%
Broadcom Corp., Class A	9,300	321,594
Entropic Communications, Inc.†	4,372	25,445
First Solar, Inc.†	1,193	26,419
Infineon Technologies AG	18,776	119,145
Integrated Silicon Solution, Inc.†	4,638	42,948
Intel Corp.	15,304	347,095
MediaTek, Inc.	4,000	42,233
Microsemi Corp.†	1,378	27,656
NVIDIA Corp.†	13,600	181,424
OmniVision Technologies, Inc.†	2,187	30,520
Security Description	Shares	Value (Note 2)
Electronic Components-Semiconductors (continued)
QLogic Corp.†	18,558	$211,932
Rovi Corp.†	4,116	59,723
Samsung Electronics Co., Ltd.	377	456,569
Semtech Corp.†	1,400	35,210
Silicon Image, Inc.†	3,894	17,873
SK Hynix, Inc.†	4,720	96,615
Skyworks Solutions, Inc.†	1,007	23,730
Spreadtrum Communications, Inc. ADR	3,117	64,085
		2,130,216
Electronic Design Automation — 0.2%
Cadence Design Systems, Inc.†	17,000	218,705
Mentor Graphics Corp.†	3,736	57,833
		276,538
Electronic Measurement Instruments — 0.3%
Agilent Technologies, Inc.	9,700	372,965
Itron, Inc.†	1,360	58,684
		431,649
Electronic Parts Distribution — 0.1%
Tech Data Corp.†	1,900	86,070
Electronic Security Devices — 0.4%
Tyco International, Ltd.	13,304	748,483
Electronics-Military — 0.2%
L-3 Communications Holdings, Inc.	3,600	258,156
Safran SA	256	9,206
		267,362
Engineering/R&D Services — 0.6%
ABB, Ltd.	6,661	124,934
Chiyoda Corp.	1,000	15,556
Fluor Corp.	5,615	316,012
JGC Corp.	4,000	133,521
McDermott International, Inc.†	15,319	187,198
Samsung Engineering Co., Ltd.	364	62,881
Singapore Technologies Engineering, Ltd.	17,000	49,039
URS Corp.	3,100	109,461
		998,602
Engines-Internal Combustion — 0.3%
Cummins, Inc.	5,400	497,934
Enterprise Software/Service — 1.1%
BMC Software, Inc.†	7,100	294,579
CA, Inc.	12,577	324,046
JDA Software Group, Inc.†	1,159	36,833
MedAssets, Inc.†	5,015	89,267
Oracle Corp.	29,550	930,530
QLIK Technologies, Inc.†	484	10,846
SAP AG	1,023	72,448
Tyler Technologies, Inc.†	574	25,267
Ultimate Software Group, Inc.†	407	41,555
		1,825,371
Entertainment Software — 0.0%
Konami Corp.	500	11,360

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Environmental Consulting & Engineering — 0.0%
Tetra Tech, Inc.†	543	$14,259
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	165	14,109
Finance-Consumer Loans — 0.1%
Nelnet, Inc., Class A	1,347	31,978
Ocwen Financial Corp.†	3,239	88,781
Portfolio Recovery Associates, Inc.†	300	31,329
World Acceptance Corp.†	358	24,147
		176,235
Finance-Credit Card — 0.0%
Visa, Inc., Class A	177	23,768
Finance-Investment Banker/Broker — 0.3%
Jefferies Group, Inc.	13,700	187,553
Macquarie Group, Ltd.	523	15,440
SWS Group, Inc.†	3,946	24,110
TD Ameritrade Holding Corp.	14,900	229,013
		456,116
Finance-Leasing Companies — 0.1%
ORIX Corp.	1,830	183,844
Finance-Mortgage Loan/Banker — 0.1%
Nationstar Mortgage Holdings, Inc.†	1,258	41,741
Walter Investment Management Corp.†	1,616	59,808
		101,549
Finance-Other Services — 0.3%
BM&FBovespa SA	10,200	61,635
CBOE Holdings, Inc.	7,000	205,940
NASDAQ OMX Group, Inc.	9,300	216,644
		484,219
Firearms & Ammunition — 0.0%
Smith & Wesson Holding Corp.†	2,272	25,015
Sturm Ruger & Co., Inc.	767	37,959
		62,974
Food-Baking — 0.1%
Yamazaki Baking Co., Ltd.	6,000	80,343
Food-Catering — 0.1%
Compass Group PLC	12,583	138,881
Food-Dairy Products — 0.0%
Glanbia PLC	406	3,600
Food-Flour & Grain — 0.0%
M Dias Branco SA	1,416	46,379
Food-Meat Products — 0.0%
BRF - Brasil Foods SA ADR	324	5,605
Maple Leaf Foods, Inc.	262	2,953
Smithfield Foods, Inc.†	148	2,908
Tyson Foods, Inc., Class A	258	4,133
		15,599
Food-Misc./Diversified — 0.8%
Ajinomoto Co., Inc.	1,000	15,684
Associated British Foods PLC	4,512	93,916
Campbell Soup Co.	7,500	261,150
Chiquita Brands International, Inc.†	114	871
Security Description	Shares	Value (Note 2)
Food-Misc./Diversified (continued)
ConAgra Foods, Inc.	14,500	$400,055
Danone SA	732	45,067
Ingredion, Inc.	135	7,447
Kerry Group PLC, Class A	1,524	78,043
Nestle SA	7,190	453,341
Tate & Lyle PLC	461	4,954
Unilever PLC	2,427	88,258
		1,448,786
Food-Retail — 0.5%
Casino Guichard Perrachon SA	1,482	131,197
Distribuidora Internacional de Alimentacion SA	12,770	70,481
Koninklijke Ahold NV	7,513	94,103
Kroger Co.	18,600	437,844
TESCO PLC	8,084	43,340
WM Morrison Supermarkets PLC	3,841	17,689
Woolworths, Ltd.	4,820	143,794
		938,448
Food-Wholesale/Distribution — 0.0%
Olam International, Ltd.	2,000	3,341
Spartan Stores, Inc.	1,210	18,525
		21,866
Footwear & Related Apparel — 0.0%
Crocs, Inc.†	1,591	25,790
Deckers Outdoor Corp.†	330	12,091
		37,881
Gambling (Non-Hotel) — 0.0%
OPAP SA	7,595	39,040
Gas-Distribution — 0.5%
CenterPoint Energy, Inc.	15,200	323,760
Centrica PLC	12,495	66,140
China Resources Gas Group, Ltd.	24,000	49,028
National Grid PLC	17,237	190,108
Toho Gas Co., Ltd.	12,000	79,805
Tokyo Gas Co., Ltd.	11,000	60,610
		769,451
Gold Mining — 0.1%
Barrick Gold Corp.	600	25,072
Goldcorp, Inc.	2,007	92,153
Newcrest Mining, Ltd.	349	10,549
Polyus Gold International, Ltd	14,395	50,384
		178,158
Home Furnishings — 0.0%
La-Z-Boy, Inc.†	4,127	60,378
Hotels/Motels — 0.4%
7 Days Group Holdings, Ltd. ADR†	4,700	54,614
Home Inns & Hotels Management, Inc. ADR†	1,430	35,464
Marriott International, Inc., Class A	7,200	281,520
Wyndham Worldwide Corp.	4,600	241,408
		613,006
Human Resources — 0.1%
Barrett Business Services, Inc.	1,036	28,075

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Human Resources (continued)
On Assignment, Inc.†	1,652	$32,908
Randstad Holding NV	921	30,612
Robert Half International, Inc.	5,800	154,454
		246,049
Import/Export — 0.2%
Marubeni Corp.	7,000	44,669
Mitsui & Co., Ltd.	4,400	61,907
Toyota Tsusho Corp.	7,000	149,705
		256,281
Industrial Automated/Robotic — 0.1%
Deepocean Group (Shell)†(1)(13)(15)	1,109	16,635
Hollysys Automation Technologies, Ltd.†	7,073	69,032
		85,667
Industrial Gases — 0.1%
Linde AG	804	138,446
Instruments-Controls — 0.0%
China Automation Group, Ltd.	120,000	24,452
Instruments-Scientific — 0.0%
FEI Co.	861	46,064
Insurance Brokers — 0.3%
Aon PLC	11,000	575,190
Insurance-Life/Health — 0.6%
AIA Group, Ltd.	46,800	173,522
American Equity Investment Life Holding Co.	3,672	42,705
CNO Financial Group, Inc.	5,108	49,292
Discovery Holdings, Ltd.	5,990	39,943
ING Groep NV CVA†	10,715	84,668
Protective Life Corp.	1,174	30,771
Prudential Financial, Inc.	2,218	120,903
Prudential PLC	17,918	231,906
Suncorp Group, Ltd.	12,118	116,147
Swiss Life Holding AG	1,252	148,962
Symetra Financial Corp.	2,491	30,639
		1,069,458
Insurance-Multi-line — 0.7%
ACE, Ltd.	603	45,587
Allianz SE	1,428	169,907
American Financial Group, Inc.	3,862	146,370
Assurant, Inc.	4,400	164,120
AXA SA	10,623	158,216
Genworth Financial, Inc., Class A†	11,004	57,551
Hartford Financial Services Group, Inc.	16,600	322,704
Porto Seguro SA	5,900	59,342
		1,123,797
Insurance-Property/Casualty — 0.5%
Amtrust Financial Services, Inc.	743	19,036
Arch Capital Group, Ltd.†	5,676	236,576
Fidelity National Financial, Inc., Class A	10,100	216,039
Insurance Australia Group, Ltd.	34,969	158,514
Security Description	Shares	Value (Note 2)
Insurance-Property/Casualty (continued)
ProAssurance Corp.	1,093	$98,851
WR Berkley Corp.	5,200	194,948
		923,964
Insurance-Reinsurance — 0.7%
Berkshire Hathaway, Inc., Class B†	4,900	432,180
Everest Re Group, Ltd.	1,900	203,224
Maiden Holdings, Ltd.	2,499	22,216
PartnerRe, Ltd.	1,452	107,855
Reinsurance Group of America, Inc.	1,515	87,673
RenaissanceRe Holdings, Ltd.	2,219	170,952
SCOR SE	695	17,920
Validus Holdings, Ltd.	3,758	127,434
		1,169,454
Internet Application Software — 0.1%
IntraLinks Holdings, Inc.†	4,094	26,775
Tencent Holdings, Ltd.	2,700	92,274
		119,049
Internet Content-Information/News — 0.0%
Travelzoo, Inc.†	1,150	27,106
Internet Infrastructure Software — 0.0%
TIBCO Software, Inc.†	1,998	60,400
Internet Security — 0.3%
Sourcefire, Inc.†	509	24,956
Symantec Corp.†	22,100	397,800
VASCO Data Security International, Inc.†	5,961	55,914
		478,670
Internet Telephone — 0.0%
BroadSoft, Inc.†	541	22,192
Investment Companies — 0.1%
Arlington Asset Investment Corp., Class A	791	18,873
Investment AB Kinnevik, Class B	6,095	126,562
		145,435
Investment Management/Advisor Services — 0.2%
Ashmore Group PLC	5,259	28,916
Eaton Vance Corp.	9,000	260,640
National Financial Partners Corp.†	1,222	20,652
		310,208
Leisure Products — 0.0%
Brunswick Corp.	580	13,125
Machine Tools & Related Products — 0.0%
Finning International, Inc.	500	12,125
Machinery-Construction & Mining — 0.0%
China National Materials Co., Ltd.	143,000	40,204
Machinery-Electrical — 0.1%
Franklin Electric Co., Inc.	922	55,772
Fuji Electric Co., Ltd.	42,000	85,572
Schindler Holding AG	838	103,001
		244,345
Machinery-Farming — 0.0%
AGCO Corp.†	282	13,389

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Machinery-Farming (continued)
CNH Global NV†	214	$8,297
Deere & Co.	169	13,941
Lindsay Corp.	100	7,197
		42,824
Machinery-General Industrial — 0.3%
Amada Co., Ltd.	2,000	8,765
Applied Industrial Technologies, Inc.	1,278	52,947
Chart Industries, Inc.†	1,061	78,355
DXP Enterprises, Inc.†	899	42,945
Gardner Denver, Inc.	581	35,098
IHI Corp.	25,000	55,741
Metso Oyj	233	8,327
Wabtec Corp.	1,800	144,522
		426,700
Machinery-Material Handling — 0.1%
Cascade Corp.	935	51,182
NACCO Industries, Inc., Class A	225	28,217
		79,399
Machinery-Thermal Process — 0.0%
Global Power Equipment Group, Inc.	825	15,254
Marine Services — 0.1%
Ezion Holdings, Ltd.	52,000	56,991
Great Lakes Dredge & Dock Corp.	9,931	76,469
		133,460
Medical Information Systems — 0.0%
athenahealth, Inc.†	200	18,354
Computer Programs & Systems, Inc.	284	15,776
Quality Systems, Inc.	394	7,309
		41,439
Medical Instruments — 0.0%
CONMED Corp.	2,134	60,819
Medical Labs & Testing Services — 0.0%
Bio-Reference Labs, Inc.†	730	20,863
Medical Products — 0.3%
ABIOMED, Inc.†	1,270	26,657
Biosensors International Group, Ltd.†	10,000	9,941
Coloplast A/S, Class B	572	119,103
Covidien PLC	855	50,804
Cyberonics, Inc.†	443	23,222
Fresenius SE & Co. KGaA	1,133	131,532
Greatbatch, Inc.†	2,679	65,180
Haemonetics Corp.†	444	35,609
PSS World Medical, Inc.†	612	13,942
		475,990
Medical Sterilization Products — 0.0%
STERIS Corp.	741	26,283
Medical-Biomedical/Gene — 0.9%
Affymax, Inc.†	1,845	38,856
Amgen, Inc.	2,300	193,936
Cambrex Corp.	3,656	42,885
Celgene Corp.†	2,500	191,000
Cubist Pharmaceuticals, Inc.†	1,124	53,592
Security Description	Shares	Value (Note 2)
Medical-Biomedical/Gene (continued)
Gilead Sciences, Inc.†	9,000	$596,970
Medicines Co.†	2,825	72,913
Oncothyreon, Inc.†	756	3,886
PDL BioPharma, Inc.	5,903	45,394
RTI Biologics, Inc.†	5,074	21,158
Spectrum Pharmaceuticals, Inc.†	4,920	57,564
United Therapeutics Corp.†	3,918	218,938
		1,537,092
Medical-Drugs — 4.1%
Abbott Laboratories	1,700	116,552
Astellas Pharma, Inc.	1,900	96,534
AstraZeneca PLC	3,429	163,623
Bayer AG	2,250	193,230
Eli Lilly & Co.	21,184	1,004,333
Endo Health Solutions, Inc.†	7,341	232,856
Forest Laboratories, Inc.†	17,446	621,252
GlaxoSmithKline PLC	13,524	311,745
Grifols SA ADR†	1,909	43,582
Hi-Tech Pharmacal Co., Inc.†	504	16,687
Jazz Pharmaceuticals PLC†	2,383	135,855
Johnson & Johnson	9,387	646,858
Merck & Co., Inc.	6,976	314,618
Merck KGaA	258	31,828
Mitsubishi Tanabe Pharma Corp.	1,200	18,252
Novartis AG	2,824	172,803
Novo Nordisk A/S, Class B	1,053	166,349
Orion Oyj, Class B	3,406	72,875
Otsuka Holdings Co., Ltd.	5,600	173,655
Pfizer, Inc.	74,123	1,841,957
PharMerica Corp.†	1,860	23,548
Roche Holding AG	1,679	313,663
Salix Pharmaceuticals, Ltd.†	348	14,734
Sanofi	3,887	331,417
Shire PLC	1,319	38,637
ViroPharma, Inc.†	1,766	53,369
		7,150,812
Medical-Generic Drugs — 0.1%
Impax Laboratories, Inc.†	2,180	56,593
Teva Pharmaceutical Industries, Ltd. ADR	818	33,873
		90,466
Medical-HMO — 1.1%
Aetna, Inc.	9,005	356,598
Centene Corp.†	332	12,420
Health Net, Inc.†	897	20,191
Humana, Inc.	4,100	287,615
Magellan Health Services, Inc.†	402	20,747
Metropolitan Health Networks, Inc.†	5,585	52,164
Molina Healthcare, Inc.†	577	14,512
Triple-S Management Corp., Class B†	780	16,302
UnitedHealth Group, Inc.	20,363	1,128,314
WellCare Health Plans, Inc.†	1,249	70,631
		1,979,494
Medical-Hospitals — 0.2%
Community Health Systems, Inc.†	2,182	63,583

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Medical-Hospitals (continued)
HCA Holdings, Inc.	3,900	$129,675
Health Management Associates, Inc., Class A	10,000	83,900
		277,158
Medical-Nursing Homes — 0.0%
Kindred Healthcare, Inc.†	3,078	35,028
Medical-Outpatient/Home Medical — 0.0%
Amedisys, Inc.†	370	5,110
Amsurg Corp.†	1,068	30,310
		35,420
Medical-Wholesale Drug Distribution — 0.5%
Alfresa Holdings Corp.	1,400	69,157
AmerisourceBergen Corp.	6,900	267,099
McKesson Corp.	5,800	498,974
Sinopharm Group Co., Ltd.	16,000	51,173
Suzuken Co., Ltd.	1,600	53,204
		939,607
Metal Processors & Fabrication — 0.1%
Assa Abloy AB, Class B	5,866	190,389
LB Foster Co., Class A	490	15,847
NN, Inc.†	3,000	25,470
		231,706
Metal-Copper — 0.0%
Freeport-McMoRan Copper & Gold, Inc.	1,056	41,796
Metal-Diversified — 0.2%
Rio Tinto PLC	4,451	207,358
Rio Tinto, Ltd.	3,561	197,103
		404,461
Metal-Iron — 0.1%
Cliffs Natural Resources, Inc.	1,208	47,269
Fortescue Metals Group, Ltd.	3,234	11,708
Vale SA ADR	2,161	38,682
		97,659
Miscellaneous Manufacturing — 0.1%
Trimas Corp.†	3,732	89,979
Motion Pictures & Services — 0.1%
Dolby Laboratories, Inc., Class A†	2,600	85,150
Multimedia — 0.8%
Demand Media, Inc.†	1,232	13,392
News Corp., Class A	30,265	742,400
Pearson PLC	1,447	28,273
Viacom, Inc., Class B	12,315	659,961
		1,444,026
Networking Products — 0.6%
Anixter International, Inc.	426	24,478
Cisco Systems, Inc.	47,601	908,703
Ixia†	1,046	16,809
Polycom, Inc.†	6,100	60,207
Procera Networks, Inc.†	1,718	40,373
		1,050,570
Security Description	Shares	Value (Note 2)
Office Automation & Equipment — 0.0%
Canon, Inc.	1,400	$44,759
Oil & Gas Drilling — 0.2%
Diamond Offshore Drilling, Inc.	2,200	144,782
Helmerich & Payne, Inc.	2,800	133,308
Unit Corp.†	690	28,635
		306,725
Oil Companies-Exploration & Production — 0.7%
Canadian Natural Resources, Ltd.	2,200	67,873
Clayton Williams Energy, Inc.†	480	24,907
CNOOC, Ltd.	34,000	69,631
EPL Oil & Gas, Inc.†	2,016	40,905
Gazprom OAO ADR	6,564	66,231
Inpex Corp.	10	59,649
Kodiak Oil & Gas Corp.†	3,692	34,557
NovaTek OAO GDR	354	41,878
Occidental Petroleum Corp.	7,589	653,109
Rosetta Resources, Inc.†	516	24,716
Stone Energy Corp.†	1,382	34,716
Swift Energy Co.†	1,852	38,670
Tullow Oil PLC	1,653	36,569
Vaalco Energy, Inc.†	7,944	67,921
W&T Offshore, Inc.	1,445	27,137
		1,288,469
Oil Companies-Integrated — 4.0%
BG Group PLC	5,902	119,132
BP PLC	18,530	130,611
Chevron Corp.	13,843	1,613,540
ConocoPhillips	4,240	242,443
Eni SpA	10,423	227,967
Exxon Mobil Corp.	23,493	2,148,435
Lukoil OAO ADR	2,413	148,641
Marathon Oil Corp.	13,600	402,152
Marathon Petroleum Corp.	7,750	423,072
Murphy Oil Corp.	4,600	246,974
Pacific Rubiales Energy Corp.	3,247	77,583
Petroleo Brasileiro SA ADR	460	10,552
Phillips 66	2,020	93,667
Repsol SA	3,638	70,546
Royal Dutch Shell PLC, Class A(Euronext)	3,335	115,284
Royal Dutch Shell PLC, Class A(BATS)	7,565	261,666
Royal Dutch Shell PLC, Class B	6,016	213,528
Statoil ASA	7,535	194,527
Suncor Energy, Inc.	700	23,027
Total SA	3,542	175,694
		6,939,041
Oil Field Machinery & Equipment — 0.4%
Mitcham Industries, Inc.†	1,063	16,934
National Oilwell Varco, Inc.	7,500	600,825
		617,759
Oil Refining & Marketing — 0.7%
CVR Energy, Inc. CVR†(1)(13)	2,038	0
Delek US Holdings, Inc.	3,073	78,331

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Oil Refining & Marketing (continued)
HollyFrontier Corp.	5,500	$226,985
Tesoro Corp.	6,928	290,283
Valero Energy Corp.	19,200	608,256
Western Refining, Inc.	2,172	56,863
		1,260,718
Oil-Field Services — 0.7%
Basic Energy Services, Inc.†	2,955	33,155
Eurasia Drilling Co, Ltd. GDR	1,633	53,889
Halliburton Co.	900	30,321
Helix Energy Solutions Group, Inc.†	4,120	75,273
Key Energy Services, Inc.†	4,180	29,260
Oceaneering International, Inc.	6,100	337,025
Petrofac, Ltd.	7,988	205,739
Sapurakencana Petroleum Bhd†	81,100	61,558
Schlumberger, Ltd.	2,600	188,058
Stallion Oilfield Services, Ltd.†(1)	203	6,699
Superior Energy Services, Inc.†	5,200	106,704
Technip SA	571	63,478
		1,191,159
Optical Supplies — 0.0%
Staar Surgical Co.†	6,660	50,350
Paper & Related Products — 0.1%
Buckeye Technologies, Inc.	1,203	38,568
Domtar Corp.	1,400	109,606
KapStone Paper and Packaging Corp.†	1,336	29,913
		178,087
Petrochemicals — 0.1%
Honam Petrochemical Corp.	210	50,165
LG Chem, Ltd.	264	78,742
		128,907
Pharmacy Services — 0.1%
Omnicare, Inc.	5,516	187,379
Photo Equipment & Supplies — 0.1%
Konica Minolta Holdings, Inc.	12,000	92,260
Physical Therapy/Rehabilitation Centers — 0.0%
HealthSouth Corp.†	1,993	47,952
Pipelines — 0.2%
Williams Cos., Inc.	7,800	272,766
Platinum — 0.0%
Stillwater Mining Co.†	2,180	25,702
Power Converter/Supply Equipment — 0.1%
Dongfang Electric Corp., Ltd.	27,800	37,860
Generac Holdings, Inc.	1,151	26,346
Harbin Electric Co., Ltd.	44,000	33,820
Schneider Electric SA	566	33,498
		131,524
Printing-Commercial — 0.1%
Deluxe Corp.	2,134	65,215
VistaPrint NV†	4,200	143,430
		208,645
Security Description		Shares	Value (Note 2)
Private Corrections — 0.0%
Geo Group, Inc.		2,523	$69,811
Private Equity — 0.0%
3	i Group PLC	17,668	63,537
Property Trust — 0.0%
Sovran Self Storage, Inc.		1,071	61,957
Publishing-Books — 0.3%
McGraw-Hill Cos., Inc.		7,600	414,884
Scholastic Corp.		887	28,189
			443,073
Publishing-Newspapers — 0.1%
Gannett Co., Inc.		8,500	150,875
Real Estate Investment Trusts — 2.1%
AG Mortgage Investment Trust, Inc.		697	16,819
Agree Realty Corp.		1,204	30,690
Apollo Commercial Real Estate Finance, Inc.		1,516	26,287
Apollo Residential Mortgage, Inc.		1,935	42,647
ARMOUR Residential REIT, Inc.		3,740	28,648
Ashford Hospitality Trust, Inc.		4,401	36,968
AvalonBay Communities, Inc.		2,300	312,777
British Land Co. PLC		3,719	31,348
CBL & Associates Properties, Inc.		4,731	100,960
Chimera Investment Corp.		43,410	117,641
Dexus Property Group		128,210	126,343
Dynex Capital, Inc.		3,273	35,185
Education Realty Trust, Inc.		4,024	43,862
Entertainment Properties Trust		466	20,704
Equity Residential		7,000	402,710
First Industrial Realty Trust, Inc.†		2,094	27,515
Glimcher Realty Trust		2,743	28,994
Invesco Mortgage Capital, Inc.		1,146	23,069
Investors Real Estate Trust		3,188	26,365
Lexington Realty Trust		8,690	83,945
LTC Properties, Inc.		1,712	54,527
MFA Financial, Inc.		3,759	31,952
Mission West Properties, Inc.		2,177	18,940
National Health Investors, Inc.		1,452	74,691
Omega Healthcare Investors, Inc.		2,696	61,280
One Liberty Properties, Inc.		1,544	28,796
PS Business Parks, Inc.		1,062	70,963
Public Storage		3,200	445,344
Rayonier, Inc.		3,650	178,886
Simon Property Group, Inc.		5,900	895,679
Starwood Property Trust, Inc.		876	20,385
Stockland		30,897	107,045
Universal Health Realty Income Trust		403	18,530
Urstadt Biddle Properties, Inc., Class A		1,275	25,793
			3,596,288
Real Estate Management/Services — 0.1%
BR Malls Participacoes SA		5,024	69,762
HFF, Inc., Class A†		5,038	75,066
Jones Lang LaSalle, Inc.		668	51,002
Regus PLC		12,784	21,036
			216,866

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description			Shares	Value (Note 2)
COMMON STOCK (continued)
Real Estate Operations & Development — 0.3%
BR	Pr	operties SA	3,700	$48,275
China Overseas Grand Oceans Group, Ltd.			40,000	39,566
China Overseas Land & Investment, Ltd.			26,000	66,324
Hang Lung Group, Ltd.			16,000	101,521
Hong Kong Land Holdings, Ltd.			3,000	18,030
Hysan Development Co., Ltd.			4,000	18,184
Mitsui Fudosan Co., Ltd.			3,000	60,085
St. Joe Co.†			5,688	110,916
Sun Hung Kai Properties, Ltd.			3,000	43,951
Wheelock & Co., Ltd.			18,000	77,650
				584,502
Recreational Centers — 0.0%
Town Sports International Holdings, Inc.†			2,828	34,982
Rental Auto/Equipment — 0.1%
Avis Budget Group, Inc.†			5,129	78,884
Localiza Rent a Car SA			3,774	66,274
Rent-A-Center, Inc.			778	27,292
				172,450
Resort/Theme Parks — 0.0%
Bluegreen Corp.†			3,049	19,148
Retail-Apparel/Shoe — 0.5%
Buckle, Inc.			536	24,350
Destination Maternity Corp.			2,585	48,339
Express, Inc.†			2,013	29,833
Finish Line, Inc., Class A			2,694	61,262
Foot Locker, Inc.			10,900	386,950
Francesca's Holdings Corp.†			1,169	35,923
Genesco, Inc.†			287	19,152
Next PLC			3,365	187,466
				793,275
Retail-Appliances — 0.0%
Conn's, Inc.†			2,354	51,906
Retail-Auto Parts — 0.3%
Advance Auto Parts, Inc.			2,100	143,724
O'Reilly Automotive, Inc.†			3,400	284,308
				428,032
Retail-Automobile — 0.1%
Sonic Automotive, Inc., Class A			6,511	123,579
Retail-Bedding — 0.2%
Bed Bath & Beyond, Inc.†			6,200	390,600
Retail-Building Products — 0.9%
Home Depot, Inc.			18,500	1,116,845
Kingfisher PLC			8,132	34,694
Lowe's Cos., Inc.			13,300	402,192
Lumber Liquidators Holdings, Inc.†			303	15,356
				1,569,087
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A			1,045	21,945
Security Description	Shares	Value (Note 2)
Retail-Convenience Store — 0.0%
Lawson, Inc.	400	$30,753
Retail-Discount — 0.8%
Big Lots, Inc.†	1,539	45,524
Costco Wholesale Corp.	10,500	1,051,312
HSN, Inc.	1,212	59,449
Wal-Mart Stores, Inc.	3,125	230,625
		1,386,910
Retail-Drug Store — 0.8%
CVS Caremark Corp.	20,900	1,011,978
Walgreen Co.	11,900	433,636
		1,445,614
Retail-Home Furnishings — 0.0%
Pier 1 Imports, Inc.	787	14,748
Retail-Hypermarkets — 0.0%
Wal-Mart de Mexico SAB de CV ADR	700	19,635
Wal-Mart de Mexico SAB de CV, Series V	13,037	36,715
		56,350
Retail-Major Department Stores — 0.0%
Mitra Adiperkasa Tbk PT	40,000	26,750
PPR	123	18,873
		45,623
Retail-Misc./Diversified — 0.1%
Aeon Co., Ltd.	7,300	82,598
Elders, Ltd.†	5,801	1,504
Foschini Group, Ltd.	4,048	61,530
		145,632
Retail-Office Supplies — 0.1%
Staples, Inc.	19,100	220,032
Retail-Pawn Shops — 0.0%
Cash America International, Inc.	495	19,092
Retail-Pet Food & Supplies — 0.1%
PetSmart, Inc.	3,500	241,430
Retail-Regional Department Stores — 0.3%
Dillard's, Inc., Class A	2,700	195,264
Macy's, Inc.	10,400	391,248
		586,512
Retail-Restaurants — 0.3%
AFC Enterprises, Inc.†	4,440	109,224
Brinker International, Inc.	4,138	146,071
Buffalo Wild Wings, Inc.†	429	36,782
Cheesecake Factory, Inc.	582	20,807
Domino's Pizza, Inc.	558	21,037
McDonald's Corp.	1,869	171,481
Minor International PCL	27,300	13,659
		519,061
Retail-Sporting Goods — 0.0%
Cabela's, Inc.†	1,032	56,430
Retail-Video Rentals — 0.0%
Coinstar, Inc.†	191	8,591

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Rubber-Tires — 0.1%
Continental AG	373	$36,525
Cooper Tire & Rubber Co.	4,300	82,474
Goodyear Tire & Rubber Co.†	4,044	49,296
		168,295
Satellite Telecom — 0.1%
EchoStar Corp., Class A†	5,750	164,795
Loral Space & Communications, Inc.	654	46,499
		211,294
Savings & Loans/Thrifts — 0.1%
BofI Holding, Inc.†	2,120	55,226
Flushing Financial Corp.	2,778	43,892
		99,118
Semiconductor Components-Integrated Circuits — 0.2%
Cirrus Logic, Inc.†	426	16,354
Pericom Semiconductor Corp.†	2,924	25,395
QUALCOMM, Inc.	3,193	199,531
Taiwan Semiconductor Manufacturing Co., Ltd.	23,039	70,578
		311,858
Semiconductor Equipment — 0.6%
Applied Materials, Inc.	23,800	265,727
ASML Holding NV	2,016	107,746
Entegris, Inc.†	7,881	64,072
KLA-Tencor Corp.	4,100	195,590
Lam Research Corp.†	3,800	120,783
Photronics, Inc.†	3,934	21,126
Rudolph Technologies, Inc.†	3,200	33,600
Teradyne, Inc.†	9,435	134,166
Ultra Clean Holdings, Inc.†	3,245	18,529
		961,339
Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc.	1,700	91,783
Steel Pipe & Tube — 0.1%
Furmanite Corp.†	3,730	21,186
Valmont Industries, Inc.	460	60,490
		81,676
Steel-Producers — 0.2%
Evraz PLC	41,081	163,588
Steel Dynamics, Inc.	7,600	85,348
Voestalpine AG	3,572	106,906
		355,842
Telecom Services — 0.2%
Allot Communications, Ltd.†	1,149	30,471
BCE, Inc.	687	30,224
China Communications Services Corp., Ltd.	78,000	45,468
NeuStar, Inc., Class A†	1,314	52,599
NTELOS Holdings Corp.	2,271	39,447
Premiere Global Services, Inc.†	1,625	15,194
Tele2 AB, Class B	4,897	88,863
Telecity Group PLC	1,803	26,072
USA Mobility, Inc.	1,717	20,381
Security Description	Shares	Value (Note 2)
Telecom Services (continued)
Ziggo NV	494	$16,794
		365,513
Telecommunication Equipment — 0.0%
Comtech Telecommunications Corp.	1,251	34,578
Plantronics, Inc.	674	23,812
		58,390
Telephone-Integrated — 2.0%
AT&T, Inc.	20,388	768,627
BT Group PLC	78,233	291,445
Cincinnati Bell, Inc.†	7,624	43,457
Deutsche Telekom AG	8,451	103,984
France Telecom SA	7,929	95,656
Nippon Telegraph & Telephone Corp.	4,200	200,205
Softbank Corp.	2,700	109,328
Telefonica SA	8,180	109,059
Verizon Communications, Inc.	36,682	1,671,599
		3,393,360
Television — 0.4%
Belo Corp., Class A	11,114	87,023
CBS Corp., Class B	15,800	574,014
Sinclair Broadcast Group, Inc., Class A	5,179	58,056
		719,093
Textile-Apparel — 0.0%
LVMH Moet Hennessy Louis Vuitton SA	408	61,343
Theaters — 0.0%
Major Cineplex Group PCL	86,100	52,868
Therapeutics — 0.1%
Pharmacyclics, Inc.†	194	12,513
Warner Chilcott PLC, Class A	13,519	182,507
		195,020
Tobacco — 1.7%
British American Tobacco PLC	4,126	211,839
Imperial Tobacco Group PLC	201	7,439
Japan Tobacco, Inc.	10,200	306,105
Lorillard, Inc.	4,100	477,445
Philip Morris International, Inc.	20,963	1,885,412
		2,888,240
Toys — 0.0%
LeapFrog Enterprises, Inc.†	4,352	39,255
Transactional Software — 0.1%
Amadeus IT Holding SA	1,393	32,454
Bottomline Technologies, Inc.†	1,365	33,702
InnerWorkings, Inc.†	2,065	26,886
Synchronoss Technologies, Inc.†	604	13,832
		106,874
Transport-Equipment & Leasing — 0.0%
Greenbrier Cos., Inc.†	2,938	47,419
Transport-Marine — 0.1%
Neptune Orient Lines, Ltd.†	88,000	81,030

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Transport-Rail — 0.3%
Central Japan Railway Co.	3,400	$298,873
Globaltrans Investment PLC GDR*†(2)(13)	2,027	42,121
Hankyu Hanshin Holdings, Inc.	21,000	113,557
		454,551
Transport-Services — 0.2%
ComfortDelGro Corp., Ltd.	56,000	78,260
Deutsche Post AG	1,530	29,885
United Parcel Service, Inc., Class B	3,000	214,710
Viterra, Inc.	564	9,242
		332,097
Transport-Truck — 0.0%
Swift Transportation Co.†	4,797	41,350
Travel Services — 0.0%
TUI Travel PLC	7,533	28,477
Vitamins & Nutrition Products — 0.0%
USANA Health Sciences, Inc.†	300	13,941
Water Treatment Systems — 0.0%
Hyflux, Ltd.	14,000	16,028
Woongjin Coway Co., Ltd.	1,430	39,564
		55,592
Web Portals/ISP — 1.2%
AOL, Inc.†	9,300	327,639
Baidu, Inc. ADR†	132	15,421
Google, Inc., Class A†	2,058	1,552,761
Mail.ru Group, Ltd. GDR	1,408	47,013
Yandex NV, Class A†	1,956	47,159
		1,989,993
Wireless Equipment — 0.1%
Aruba Networks, Inc.†	1,118	25,138
CalAmp Corp.†	2,417	19,844
InterDigital, Inc.	329	12,265
RF Micro Devices, Inc.†	3,505	13,845
Telefonaktiebolaget LM Ericsson, Class B	4,219	38,440
Wistron NeWeb Corp.	21,780	40,494
		150,026
Wound, Burn & Skin Care — 0.0%
Obagi Medical Products, Inc.†	5,779	71,717
Total Common Stock (cost $112,825,775)		126,441,881
CONVERTIBLE PREFERRED STOCK — 0.0%
Auto-Cars/Light Trucks — 0.0%
General Motors Co., Series B 4.75%	703	26,208
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc.† 7.25%	26	0
Networking Products — 0.0%
Lucent Technologies Capital Trust I 7.75%	24	13,920
Security Description	Shares/ Principal Amount(14)	Value (Note 2)
Real Estate Investment Trusts — 0.0%
Entertainment Properties Trust 5.75%	995	$20,796
Total Convertible Preferred Stock (cost $101,352)		60,924
PREFERRED STOCK — 0.3%
Aerospace/Defense-Equipment — 0.0%
United Technologies Corp. 7.50%	300	16,830
Auto-Cars/Light Trucks — 0.1%
Volkswagen AG	788	143,741
Banks-Commercial — 0.0%
Itau Unibanco Holding SA ADR	2,944	44,984
Brewery — 0.0%
Cia de Bebidas das Americas ADR	1,301	49,789
Building-Residential/Commercial — 0.0%
M/I Homes, Inc.† Series A 9.75%	600	12,246
Diversified Banking Institutions — 0.0%
Ally Financial, Inc. 7.00%*†(13)	28	26,193
GMAC Capital Trust I FRS 8.13%	1,740	43,692
		69,885
Electronic Components-Semiconductors — 0.0%
Samsung Electronics Co., Ltd.	76	53,952
Metal-Iron — 0.1%
Vale SA ADR	4,057	70,430
Oil Companies-Integrated — 0.1%
Petroleo Brasileiro SA ADR	3,617	79,827
Total Preferred Stock (cost $608,281)		541,684
ASSET BACKED SECURITIES — 1.0%
Diversified Financial Services — 1.0%
Banc of America Commercial Mtg., Inc. VRS Series 2005-1, Class XW 0.06% due 11/10/2042*(3)(4)	$3,420,869	1,184
Banc of America Commercial Mtg., Inc. VRS Series 2004-5, Class XC 0.71% due 11/10/2041*(3)(4)(13)	657,683	8,578
Banc of America Merrill Lynch Commercial Mtg., Inc. VRS Series 2005-1, Class A4 5.07% due 11/10/2042(3)	110,000	112,366
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD4, Class XC 0.15% due 12/11/2049*(3)(4)(13)	1,241,737	9,664
COMM 2006-C8 Mtg. Trust Series 2006-C8, Class AM 5.35% due 12/10/2046(3)	34,000	36,349

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Commercial Mtg. Pass Through Certs. VRS Series 2006-C8, Class XS 0.16% due 12/10/2046*(3)(4)(13)	$2,764,773	$35,934
Commercial Mtg. Pass Through Certs. VRS Series 2005-C6, Class AJ 5.21% due 06/10/2044(3)	17,000	17,669
Credit Suisse First Boston Mtg. Securities Corp. VRS Series 2005-C6, Class AJ 5.23% due 12/15/2040(3)	27,000	28,261
Credit Suisse First Boston Mtg. Securities Corp. VRS Series 2002-CP5, Class G 5.88% due 12/15/2035*(3)	140,000	140,021
Credit Suisse Mtg. Capital Certs. VRS Series 2006-C4, Class AX 0.13% due 09/15/2039*(3)(4)(13)	443,548	5,637
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C1, Class AX 0.20% due 02/15/2040*(3)(4)(13)	770,979	7,165
Credit Suisse Mtg. Capital Certs. VRS Series 2006-C5, Class AX 0.21% due 12/15/2039(3)(4)	1,205,011	18,106
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C2, Class A2 5.45% due 01/15/2049(3)	4,487	4,528
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C4, Class A2 5.95% due 09/15/2039(3)	58,331	58,491
CS First Boston Mtg. Securities Corp. VRS Series 2003-C3, Class AX 1.90% due 05/15/2038*(3)(4)(13)	818,602	3,432
CS First Boston Mtg. Securities Corp. VRS Series 2003-CK2, Class G 5.74% due 03/15/2036*(3)(13)	41,000	41,602
CW Capital Cobalt, Ltd. VRS Series 2007-C3, Class A2 5.92% due 05/15/2046(3)	20,929	20,891
GE Capital Commercial Mtg. Corp. VRS Series 2005-C3, Class XC 0.14% due 07/10/2045*(3)(4)	7,634,179	30,865
GE Capital Commercial Mtg. Corp. VRS
Series 2005-C3, Class AJ 5.07% due 07/10/2045(3)	27,000	28,332
GMAC Commercial Mtg. Securities, Inc. VRS Series 2005-C1, Class X1 0.59% due 05/10/2043*(3)(4)	1,730,232	23,268
GMAC Commercial Mtg. Securities, Inc. VRS Series 1997-C1, Class X 1.23% due 07/15/2029(3)(4)	179,061	7,227
Security Description	Principal Amount(14)	Value (Note 2)
Diversified Financial Services (continued)
GMAC Commercial Mtg. Securities, Inc., Series 2004-C3, Class AJ 4.92% due 12/10/2041(3)	$35,000	$34,840
Greenwich Capital Commercial Funding Corp. Series 2005-GG5, Class A2 5.12% due 04/10/2037(3)	13,807	13,796
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2005-CB12, Class X1 0.34% due 09/12/2037*(3)(4)(13)	1,448,084	12,763
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2003-CB6, Class E 5.52% due 07/12/2037*(3)(13)	140,000	144,587
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2007-LD11, Class A2 5.80% due 06/15/2049(3)	38,280	39,540
JPMorgan Chase Commercial Mtg. Securities Corp. VRS Series 2005-LDP1, Class B 5.06% due 03/15/2046(3)	158,000	166,253
LB-UBS Commercial Mtg. Trust Series 2005-C3, Class AJ 4.84% due 07/15/2040(3)	24,000	24,945
LB-UBS Commercial Mtg. Trust VRS Series 2005-C7, Class XCL 0.15% due 11/15/2040*(3)(4)	3,726,130	22,498
LB-UBS Commercial Mtg. Trust VRS Series 2005-C2, Class XCL 0.50% due 04/15/2040*(3)(4)(13)	2,745,662	20,227
LB-UBS Commercial Mtg. Trust VRS Series 2004-C6, Class E 5.18% due 08/15/2036(3)	28,000	28,194
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class AM 6.33% due 04/15/2041(3)	64,000	72,009
Merrill Lynch Mtg. Trust VRS Series 2005-MCP1, Class XC 0.20% due 06/12/2043*(3)(4)(13)	1,687,352	19,801
Merrill Lynch/Countrywide Commercial Mtg. Trust VRS Series 2006-3, Class AM 5.46% due 07/12/2046(3)	33,000	36,024
Mezz Capital Commercial Mtg. Trust VRS Series 2005-C3, Class X 6.15% due 05/15/2044*(2)(3)(4)(13)	140,356	10,218
Mezz Capital Commercial Mtg. Trust VRS Series 2006-C4, Class X 6.39% due 07/15/2045*(2)(3)(4)(13)	208,182	15,759
Morgan Stanley Capital I Trust Series 2005-IQ9, Class B 4.86% due 07/15/2056(3)	130,000	130,181
Morgan Stanley Capital I VRS Series 1998-CF1, Class D 7.34% due 07/15/2032(3)	1,613	1,626

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Morgan Stanley Capital I, Inc. VRS Series 2012-C4, Class XA 2.89% due 03/15/2045*(3)(4)	$505,646	$73,785
Morgan Stanley Capital I, Inc. VRS Series 2007-HQ12, Class A2FX 5.58% due 04/12/2049(3)	83,253	86,446
Wachovia Bank Commercial Mtg. Trust Series 2007-C34, Class A2 5.57% due 05/15/2046(3)	56,850	56,781
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C18, Class XC 0.51% due 04/15/2042*(3)(4)(13)	4,116,399	29,856
Wachovia Bank Commercial Mtg. Trust, Series 2007-C30, Class A3 5.25% due 12/15/2043(3)	15,590	15,772
Total Asset Backed Securities (cost $2,137,967)		1,695,471
CONVERTIBLE BONDS & NOTES — 0.0%
Auto-Cars/Light Trucks — 0.0%
Ford Motor Co. Senior Notes 4.25% due 11/15/2016	13,000	17,932
Auto-Heavy Duty Trucks — 0.0%
Navistar International Corp. Senior Sub. Notes 3.00% due 10/15/2014	15,000	13,303
Auto/Truck Parts & Equipment-Original — 0.0%
Meritor, Inc. VRS Company Guar. Notes 4.63% due 03/01/2026(5)	34,000	30,409
Steel-Producers — 0.0%
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 06/15/2014	6,000	6,274
Total Convertible Bonds & Notes (cost $61,401)		67,918
U.S. CORPORATE BONDS & NOTES — 10.3%
Advertising Sales — 0.0%
Lamar Media Corp. Company Guar. Notes 5.88% due 02/01/2022	20,000	21,300
Lamar Media Corp. Company Guar. Notes 7.88% due 04/15/2018	5,000	5,525
		26,825
Aerospace/Defense — 0.0%
Kratos Defense & Security Solutions, Inc. Senior Sec. Notes 10.00% due 06/01/2017	40,000	43,200
Security Description	Principal Amount(14)	Value (Note 2)
Aerospace/Defense-Equipment — 0.1%
BE Aerospace, Inc. Senior Notes 5.25% due 04/01/2022	$40,000	$41,600
BE Aerospace, Inc. Senior Notes 6.88% due 10/01/2020	10,000	11,100
TransDigm, Inc. Company Guar. Notes 7.75% due 12/15/2018	30,000	33,150
United Technologies Corp. Senior Notes 3.10% due 06/01/2022	5,000	5,328
United Technologies Corp. Senior Notes 4.50% due 06/01/2042	5,000	5,604
United Technologies Corp. Senior Notes 5.70% due 04/15/2040	5,000	6,495
		103,277
Agricultural Chemicals — 0.0%
Mosaic Co Senior Notes 3.75% due 11/15/2021	10,000	10,729
Airlines — 0.1%
American Airlines Pass Through Trust Series 2011-2, Class A 8.63% due 04/15/2023	9,705	10,445
Continental Airlines, Inc. Pass Through Certs. Series 1998-1, Class A 6.65% due 03/15/2019	17,704	19,120
Delta Air Lines Pass Through Trust Series 2009-1, Class A 7.75% due 06/17/2021	4,106	4,692
Delta Air Lines Pass Through Certs. Series 2010-1A 6.20% due 01/02/2020	4,260	4,654
Northwest Airlines 2000-1 Class G Pass Through Certs. Series 2000-1, Class G 7.15% due 04/01/2021	22,974	23,698
United Airlines, Inc. Pass Through Certs. Series 2007-1, Class A 6.64% due 01/02/2024	11,371	11,883
		74,492
Alternative Waste Technology — 0.0%
ADS Waste Holdings, Inc. Senior Notes 8.25% due 10/01/2020*(13)	5,000	5,100
Apparel Manufacturers — 0.0%
Hanesbrands, Inc. Company Guar. Notes 6.38% due 12/15/2020	25,000	27,125

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co. Senior Notes 7.40% due 11/01/2046	$70,000	$84,000
Toyota Motor Credit Corp. Senior Notes 3.30% due 01/12/2022	35,000	37,947
		121,947
Auto-Heavy Duty Trucks — 0.0%
Navistar International Corp. Company Guar. Notes 8.25% due 11/01/2021	55,000	52,181
Auto/Truck Parts & Equipment-Original — 0.1%
American Axle & Manufacturing, Inc. Company Guar. Notes 7.75% due 11/15/2019	45,000	49,612
ArvinMeritor, Inc. Company Guar. Notes 8.13% due 09/15/2015	10,000	10,500
Pittsburgh Glass Works LLC Senior Sec. Notes 8.50% due 04/15/2016*	45,000	41,850
Tenneco, Inc. Company Guar. Notes 6.88% due 12/15/2020	25,000	27,375
Tenneco, Inc. Company Guar. Notes 7.75% due 08/15/2018	15,000	16,313
		145,650
Auto/Truck Parts & Equipment-Replacement — 0.0%
Exide Technologies FRS Senior Sub. Notes zero coupon due 09/18/2013	23,000	21,160
Exide Technologies Senior Sec. Notes 8.63% due 02/01/2018	15,000	12,994
		34,154
Banks-Commercial — 0.1%
CIT Group, Inc. Senior Notes 5.00% due 05/15/2017	15,000	16,013
CIT Group, Inc. Senior Notes 5.00% due 08/15/2022	25,000	26,010
CIT Group, Inc. Senior Notes 5.25% due 03/15/2018	25,000	26,813
CIT Group, Inc. Senior Notes 5.38% due 05/15/2020	20,000	21,650
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	25,000	27,062
Security Description	Principal Amount(14)	Value (Note 2)
Banks-Commercial (continued)
CIT Group, Inc. Sec. Notes 6.63% due 04/01/2018*	$35,000	$39,725
		157,273
Banks-Fiduciary — 0.1%
State Street Capital Trust IV FRS Limited Guar. Notes 1.39% due 06/01/2077	105,000	77,780
Banks-Mortgage — 0.0%
Provident Funding Associates LP / PFG Finance Corp. Senior Notes 10.13% due 02/15/2019*(13)	15,000	15,450
Provident Funding Associates LP/ PFG Finance Corp. Senior Sec. Notes 10.25% due 04/15/2017*(13)	20,000	21,500
		36,950
Banks-Super Regional — 0.0%
Capital One Capital V Ltd. Guar. Notes 10.25% due 08/15/2039	30,000	30,900
Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 4.63% due 03/01/2023	5,000	5,100
Constellation Brands, Inc. Company Guar. Notes 6.00% due 05/01/2022	10,000	11,375
Constellation Brands, Inc. Company Guar. Notes 7.25% due 09/01/2016	45,000	51,525
Diageo Investment Corp. Company Guar. Debentures 8.00% due 09/15/2022	45,000	64,533
		132,533
Brewery — 0.0%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Bonds 8.20% due 01/15/2039	26,000	43,437
Broadcast Services/Program — 0.1%
Clear Channel Communications ,Inc. Senior Notes 5.50% due 09/15/2014	30,000	27,000
Clear Channel Communications, Inc. Senior Sec. Notes 9.00% due 03/01/2021	25,000	22,250
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 7.63% due 03/15/2020	40,000	39,000
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes, Series B 9.25% due 12/15/2017	70,000	75,425

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Broadcast Services/Program (continued)
XM Satellite Radio, Inc. Company Guar. Notes 7.63% due 11/01/2018*	$40,000	$44,200
		207,875
Building & Construction Products-Misc. — 0.2%
Building Materials Corp. of America Senior Notes 6.75% due 05/01/2021*	10,000	10,950
Building Materials Corp. of America Senior Notes 6.88% due 08/15/2018*	15,000	16,088
Building Materials Corp. of America Senior Sec. Notes 7.00% due 02/15/2020*	15,000	16,275
Building Materials Corp. of America Senior Sec. Notes 7.50% due 03/15/2020*	30,000	32,850
Louisiana-Pacific Corp. Company Guar. Notes 7.50% due 06/01/2020	15,000	16,706
Nortek, Inc. Company Guar. Notes 8.50% due 04/15/2021	10,000	10,650
Nortek, Inc. Company Guar. Notes 10.00% due 12/01/2018	35,000	38,675
Owens Corning, Inc. Company Guar. Notes 9.00% due 06/15/2019	100,000	125,855
Roofing Supply Group LLC/Roofing Supply Finance, Inc. Company Guar. Notes 10.00% due 06/01/2020*	20,000	21,800
		289,849
Building Products-Doors & Windows — 0.0%
Jeld-Wen Escrow Corp. Senior Sec. Notes 12.25% due 10/15/2017*(13)	40,000	45,500
Building-Residential/Commercial — 0.2%
Beazer Homes USA, Inc. Senior Sec. Notes 6.63% due 04/15/2018*	15,000	16,031
Beazer Homes USA, Inc. Company Guar. Notes 6.88% due 07/15/2015	20,000	20,100
Beazer Homes USA, Inc. Company Guar. Notes 8.13% due 06/15/2016	10,000	10,450
Beazer Homes USA, Inc. Company Guar. Notes 9.13% due 06/15/2018	5,000	5,050
Beazer Homes USA, Inc. Company Guar. Notes 9.13% due 05/15/2019	10,000	10,050
Security Description	Principal Amount(14)	Value (Note 2)
Building-Residential/Commercial (continued)
DR Horton, Inc. Company Guar. Notes 4.38% due 09/15/2022	$10,000	$9,938
K Hovnanian Enterprises, Inc. Senior Sec. Notes 7.25% due 10/15/2020*(13)	15,000	15,375
K Hovnanian Enterprises, Inc. Sec. Notes 9.13% due 11/15/2020*(13)	5,000	5,031
KB Home Company Guar. Notes 7.50% due 09/15/2022	5,000	5,413
Lennar Corp. Company Guar. Notes 4.75% due 12/15/2017*	10,000	10,325
M/I Homes, Inc. Company Guar. Notes 8.63% due 11/15/2018	50,000	54,062
PulteGroup, Inc. Company Guar. Notes 7.63% due 10/15/2017	30,000	34,500
PulteGroup, Inc. Company Guar. Bonds 7.88% due 06/15/2032	25,000	26,000
Taylor Morrison Communities, Inc./ Monarch Communities, Inc. Senior Notes 7.75% due 04/15/2020*	40,000	42,600
		264,925
Cable/Satellite TV — 0.4%
Bresnan Broadband Holdings LLC Company Guar. Notes 8.00% due 12/15/2018*	20,000	21,850
Cablevision Systems Corp. Senior Notes 7.75% due 04/15/2018	20,000	22,150
Cablevision Systems Corp. Senior Notes 8.00% due 04/15/2020	10,000	11,150
Cablevision Systems Corp. Senior Notes 8.63% due 09/15/2017	60,000	69,750
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 09/30/2022	10,000	10,050
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	25,000	26,750
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.63% due 01/31/2022	20,000	21,850

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.00% due 01/15/2019	$25,000	$27,062
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.38% due 06/01/2020	15,000	16,744
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.88% due 04/30/2018	10,000	10,825
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 8.63% due 11/15/2017*	65,000	69,387
Comcast Corp. Company Guar. Notes 6.95% due 08/15/2037	10,000	13,614
CSC Holdings LLC Senior Notes 6.75% due 11/15/2021*	20,000	22,050
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.88% due 10/01/2019	30,000	35,287
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 6.35% due 03/15/2040	20,000	23,290
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	30,000	32,700
DISH DBS Corp. Company Guar. Notes 7.88% due 09/01/2019	45,000	52,312
Echostar DBS Corp. Company Guar. Notes 6.63% due 10/01/2014	10,000	10,850
Ecchostar DBS Corp. Company Guar. Notes 7.00% due 10/01/2013	30,000	31,500
Echostar DBS Corp. Company Guar. Notes 7.75% due 05/31/2015	5,000	5,625
Mediacom LLC/Mediacom Capital Corp. Senior Notes 7.25% due 02/15/2022	15,000	16,088
Mediacom LLC/Mediacom Capital Corp. Senior Notes 9.13% due 08/15/2019	25,000	27,625
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 07/01/2018	5,000	6,288
Security Description	Principal Amount(14)	Value (Note 2)
Cable/Satellite TV (continued)
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 06/15/2039	$10,000	$13,033
Time Warner Cable, Inc. Company Guar. Bonds 7.30% due 07/01/2038	20,000	27,210
		625,040
Casino Hotels — 0.2%
CityCenter Holdings LLC/CityCenter Finance Corp. Sec. Notes 10.75% due 01/15/2017(6)	47,217	50,404
Harrah's Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/2017	150,000	161,250
MGM Mirage, Inc. Company Guar. Notes 6.63% due 07/15/2015	30,000	32,100
MGM Mirage, Inc. Senior Sec. Notes 9.00% due 03/15/2020	5,000	5,581
MGM Mirage, Inc. Senior Sec. Notes 10.38% due 05/15/2014	5,000	5,625
MGM Resorts International Company Guar. Notes 6.75% due 10/01/2020*(13)	15,000	15,000
MGM Resorts International Company Guar. Notes 6.88% due 04/01/2016	10,000	10,450
MGM Resorts International Company Guar. Notes 7.75% due 03/15/2022	15,000	15,675
MGM Resorts International Company Guar. Notes 8.63% due 02/01/2019*	15,000	16,350
MTR Gaming Group, Inc. Sec. Notes 11.50% due 08/01/2019	75,751	79,728
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. Sec. Notes 8.63% due 04/15/2016*	5,000	5,363
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 1st. Mtg. Notes 7.75% due 08/15/2020	5,000	5,562
		403,088
Casino Services — 0.0%
American Casino & Entertainment Properties LLC/ACEP Finance Corp. Senior Sec. Notes 11.00% due 06/15/2014	36,000	37,440

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Casino Services (continued)
CCM Merger, Inc. Company Guar. Notes 9.13% due 05/01/2019*(13)	$20,000	$20,250
		57,690
Cellular Telecom — 0.3%
Cricket Communications, Inc. Company Guar. Notes 7.75% due 10/15/2020	60,000	58,500
Cricket Communications, Inc. Company Guar. Notes 10.00% due 07/15/2015	5,000	5,263
Crown Castle Towers LLC Senior Sec. Notes 4.88% due 08/15/2040*	45,000	50,638
MetroPCS Wireless, Inc. Company Guar. Notes 7.88% due 09/01/2018	50,000	54,000
NII Capital Corp. Company Guar. Notes 7.63% due 04/01/2021	30,000	23,850
NII Capital Corp. Company Guar. Notes 8.88% due 12/15/2019	5,000	4,200
NII Capital Corp. Company Guar. Notes 10.00% due 08/15/2016	50,000	49,250
Sprint Nextel Corp. Senior Notes 6.00% due 12/01/2016	35,000	36,050
Sprint Nextel Corp. Senior Notes 7.00% due 08/15/2020	10,000	10,400
Sprint Nextel Corp. Senior Notes 8.38% due 08/15/2017	45,000	50,062
Sprint Nextel Corp. Company Guar. Notes 9.00% due 11/15/2018*	60,000	72,000
Sprint Nextel Corp. Senior Notes 9.13% due 03/01/2017	25,000	28,313
Syniverse Holdings, Inc. Company Guar. Notes 9.13% due 01/15/2019	35,000	37,625
		480,151
Chemicals-Diversified — 0.1%
Celanese US Holdings LLC Company Guar. Notes 5.88% due 06/15/2021	35,000	39,200
Celanese US Holdings LLC Company Guar. Notes 6.63% due 10/15/2018	15,000	16,425
Momentive Performance Materials, Inc. Sec. Notes 9.00% due 01/15/2021	20,000	14,500
Security Description	Principal Amount(14)	Value (Note 2)
Chemicals-Diversified (continued)
PPG Industries, Inc. Senior Notes 7.40% due 08/15/2019	$20,000	$24,911
TPC Group LLC Senior Sec. Notes 8.25% due 10/01/2017	30,000	32,400
		127,436
Chemicals-Other — 0.0%
Taminco Global Chemical Corp. Sec. Notes 9.75% due 03/31/2020*(13)	35,000	37,800
Chemicals-Plastics — 0.0%
Hexion US Finance Corp. Senior Sec. Notes 6.63% due 04/15/2020	10,000	10,175
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/2018	25,000	25,688
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC FRS Sec. Notes 4.93% due 11/15/2014	10,000	9,525
		45,388
Chemicals-Specialty — 0.1%
Ashland, Inc. Senior Notes 4.75% due 08/15/2022*	10,000	10,225
Cabot Corp. Senior Notes 2.55% due 01/15/2018	15,000	15,380
Eastman Chemical Co. Senior Notes 2.40% due 06/01/2017	5,000	5,222
Eastman Chemical Co. Senior Notes 3.60% due 08/15/2022	20,000	21,068
Eastman Chemical Co. Senior Notes 4.80% due 09/01/2042	25,000	27,087
Ferro Corp. Senior Notes 7.88% due 08/15/2018	40,000	38,600
Huntsman International LLC Company Guar. Notes 8.63% due 03/15/2020	35,000	39,550
Huntsman International LLC Company Guar. Notes 8.63% due 03/15/2021	15,000	17,175
Rockwood Specialties Group, Inc. Company Guar. Notes 4.63% due 10/15/2020	5,000	5,075
Tronox Finance LLC Company Guar. Notes 6.38% due 08/15/2020*	30,000	30,300
		209,682

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Coal — 0.1%
Alpha Natural Resources, Inc. Company Guar. Notes 6.00% due 06/01/2019	$20,000	$16,700
Alpha Natural Resources, Inc. Company Guar. Notes 6.25% due 06/01/2021	5,000	4,163
Arch Coal, Inc. Company Guar. Notes 7.00% due 06/15/2019	20,000	16,800
Arch Coal, Inc. Company Guar. Notes 7.25% due 10/01/2020	10,000	8,400
CONSOL Energy, Inc. Company Guar. Notes 8.00% due 04/01/2017	40,000	41,800
CONSOL Energy, Inc. Company Guar. Notes 8.25% due 04/01/2020	70,000	73,325
Peabody Energy Corp. Company Guar. Notes 6.00% due 11/15/2018*	20,000	20,000
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/2020	5,000	5,112
Peabody Energy Corp. Company Guar. Notes 7.38% due 11/01/2016	45,000	50,962
		237,262
Commercial Services — 0.1%
ARAMARK Holdings Corp. Senior Notes 8.63% due 05/01/2016*(6)	15,000	15,375
Ceridian Corp. Company Guar. Notes 11.25% due 11/15/2015	35,000	34,475
Ceridian Corp. Company Guar. Notes 12.25% due 11/15/2015(6)	45,000	44,775
Emergency Medical Services Corp. Company Guar. Notes 8.13% due 06/01/2019	25,000	26,500
Iron Mountain, Inc. Company Guar. Notes 7.75% due 10/01/2019	10,000	11,250
Iron Mountain, Inc. Company Guar. Notes 8.00% due 06/15/2020	20,000	21,275
PHH Corp. Senior Notes 7.38% due 09/01/2019	20,000	21,400
PHH Corp. Senior Notes 9.25% due 03/01/2016	30,000	34,425
		209,475
Security Description	Principal Amount(14)	Value (Note 2)
Commercial Services-Finance — 0.1%
ACE Cash Express, Inc. Senior Sec. Notes 11.00% due 02/01/2019*	20,000	$18,800
Interactive Data Corp. Company Guar. Notes 10.25% due 08/01/2018	65,000	72,800
Lender Processing Services, Inc. Company Guar. Notes 5.75% due 04/15/2023	25,000	25,000
Lender Processing Services, Inc. Company Guar. Notes 8.13% due 07/01/2016	73,000	76,285
		192,885
Computer Services — 0.1%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/2015*	30,000	31,125
SunGard Data Systems, Inc. Company Guar. Notes 7.63% due 11/15/2020	35,000	37,975
SunGard Data Systems, Inc. Company Guar. Notes 10.25% due 08/15/2015	24,000	24,600
		93,700
Computers — 0.0%
Dell, Inc. Senior Notes 5.88% due 06/15/2019	5,000	5,917
Computers-Integrated Systems — 0.0%
Brocade Communications Systems, Inc. Senior Sec. Notes 6.63% due 01/15/2018	5,000	5,188
Brocade Communications Systems, Inc. Senior Sec. Notes 6.88% due 01/15/2020	10,000	10,800
		15,988
Consumer Products-Misc. — 0.1%
Prestige Brands, Inc. Company Guar. Notes 8.25% due 04/01/2018	40,000	44,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020*(13)	15,000	15,000
Scotts Miracle-Gro Co. Company Guar. Notes 6.63% due 12/15/2020	30,000	32,325
Spectrum Brands, Inc. Senior Notes 6.75% due 03/15/2020*	20,000	20,650
Spectrum Brands, Inc. Senior Sec. Notes 9.50% due 06/15/2018*	10,000	11,275
Spectrum Brands, Inc. Senior Sec. Notes 9.50% due 06/15/2018	20,000	22,550

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Consumer Products-Misc. (continued)
YCC Holdings LLC/Yankee Finance, Inc. Senior Notes 10.25% due 02/15/2016(6)	$20,000	$20,700
		166,500
Containers-Metal/Glass — 0.0%
Ball Corp. Company Guar. Notes 5.00% due 03/15/2022	5,000	5,238
Containers-Paper/Plastic — 0.1%
Berry Plastics Corp. Sec. Notes 9.50% due 05/15/2018	20,000	21,950
Berry Plastics Corp. Sec. Notes 9.75% due 01/15/2021	30,000	34,200
Berry Plastics Corp. Company Guar. Notes 10.25% due 03/01/2016	10,000	10,375
Consolidated Container Co. LLC/ Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	15,000	15,975
Packaging Corp. of America Senior Notes 3.90% due 06/15/2022	10,000	10,322
Sealed Air Corp. Senior Notes 5.63% due 07/15/2013*	14,000	14,350
Sealed Air Corp. Senior Notes 7.88% due 06/15/2017	15,000	16,050
Temple-Inland, Inc. Senior Notes 6.63% due 01/15/2018	25,000	29,947
		153,169
Cosmetics & Toiletries — 0.1%
Elizabeth Arden, Inc. Senior Notes 7.38% due 03/15/2021	30,000	33,600
Revlon Consumer Products Corp. Sec. Notes 9.75% due 11/15/2015	70,000	74,025
		107,625
Data Processing/Management — 0.2%
Fidelity National Information Services, Inc. Company Guar. Notes 7.63% due 07/15/2017	10,000	10,950
Fidelity National Information Services, Inc. Company Guar. Notes 7.88% due 07/15/2020	15,000	16,763
Security Description	Principal Amount(14)	Value (Note 2)
Data Processing/Management (continued)
First Data Corp. Senior Sec. Notes 7.38% due 06/15/2019*	$25,000	$25,781
First Data Corp. Sec. Notes 8.25% due 01/15/2021*	70,000	69,825
First Data Corp. Company Guar. Notes 10.55% due 09/24/2015	109,851	112,460
First Data Corp. Company Guar. Notes 12.63% due 01/15/2021	40,000	41,450
		277,229
Dialysis Centers — 0.0%
Fresenius Medical Care U.S. Finance II, Inc. Company Guar. Notes 5.63% due 07/31/2019*	35,000	37,275
Direct Marketing — 0.1%
Affinion Group Holdings, Inc. Senior Notes 11.63% due 11/15/2015	30,000	20,400
Affinion Group, Inc. Company Guar. Notes 7.88% due 12/15/2018	40,000	32,700
Affinion Group, Inc. Company Guar. Notes 11.50% due 10/15/2015	45,000	37,350
		90,450
Distribution/Wholesale — 0.0%
HD Supply, Inc. Senior Sec. Notes 8.13% due 04/15/2019*	25,000	27,125
Diversified Banking Institutions — 0.3%
Ally Financial, Inc. Company Guar. Notes 5.50% due 02/15/2017	10,000	10,453
Ally Financial, Inc. Company Guar. Notes 6.25% due 12/01/2017	25,000	27,040
Ally Financial, Inc. Company Guar. Notes 7.50% due 09/15/2020	20,000	22,950
Ally Financial, Inc. Company Guar. Notes 8.00% due 03/15/2020	20,000	23,400
Ally Financial, Inc. Company Guar. Notes 8.30% due 02/12/2015	20,000	22,150
Bank of America Corp. Senior Notes 6.50% due 08/01/2016	55,000	63,608
Citigroup, Inc. Sub. Notes 5.00% due 09/15/2014	5,000	5,274

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Citigroup, Inc. Sub. Notes 6.63% due 06/15/2032	$69,000	$79,020
GMAC LLC Sub. Notes 8.00% due 12/31/2018	20,000	22,500
GMAC LLC FRS Company Guar. Notes 2.62% due 12/01/2014	21,000	20,738
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	25,000	29,179
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	9,000	9,641
Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/2019	45,000	55,809
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	25,000	30,733
JPMorgan Chase Capital XXIII FRS Ltd. Guar. Bonds 1.43% due 05/15/2077	138,000	98,020
		520,515
Diversified Financial Services — 0.0%
Community Choice Financial, Inc. Senior Sec. Notes 10.75% due 05/01/2019*	30,000	29,250
General Electric Capital Corp. FRS Senior Notes 0.64% due 05/11/2016	45,000	43,789
		73,039
Diversified Manufacturing Operations — 0.1%
GE Capital Trust I FRS Ltd. Guar.Notes 6.38% due 11/15/2067	90,000	95,062
JM Huber Corp. Senior Notes 9.88% due 11/01/2019*	30,000	33,675
Parker Hannifin Corp. Senior Notes 6.25% due 05/15/2038	15,000	20,934
		149,671
E-Commerce/Services — 0.0%
Expedia, Inc. Company Guar. Notes 5.95% due 08/15/2020	15,000	16,545
Electric-Generation — 0.1%
AES Corp. Senior Notes 7.38% due 07/01/2021	40,000	45,600
AES Corp. Senior Notes 8.00% due 10/15/2017	110,000	127,050
Security Description	Principal Amount(14)	Value (Note 2)
Electric-Generation (continued)
Bruce Mansfield Unit Pass Through Certs. Series 2001-2 6.85% due 06/01/2034	$18,500	$19,725
Edison Mission Energy Senior Notes 7.20% due 05/15/2019	40,000	20,600
Edison Mission Energy Senior Notes 7.50% due 06/15/2013	10,000	5,500
Edison Mission Energy Senior Notes 7.75% due 06/15/2016	15,000	7,800
		226,275
Electric-Integrated — 0.4%
AEP Texas North Co. Senior Notes 5.50% due 03/01/2013	10,000	10,204
Appalachian Power Co. Senior Notes 5.80% due 10/01/2035	20,000	24,301
Arizona Public Service Co. Senior Notes 4.50% due 04/01/2042	5,000	5,398
Beaver Valley Funding Senior Sec. Notes 9.00% due 06/01/2017	13,000	13,355
Commonwealth Edison Co. 1st Mtg. Bonds 5.88% due 02/01/2033	25,000	32,232
Consolidated Edison Co of New York, Inc. Senior Notes 4.20% due 03/15/2042	10,000	10,995
Dominion Resources, Inc. Senior Notes 6.00% due 11/30/2017	25,000	30,408
DPL, Inc. Senior Notes 6.50% due 10/15/2016*	40,000	43,900
Duke Energy Carolinas LLC 1st Mtg. Bonds 4.25% due 12/15/2041	25,000	26,354
Energy Future Holdings Corp. Senior Sec. Notes 9.75% due 10/15/2019	19,000	20,330
Energy Future Holdings Corp. VRS Senior Sec. Notes 10.00% due 01/15/2020	15,000	16,538
Energy Future Intermediate Holding Co. LLC Senior Sec. Notes 9.75% due 10/15/2019	36,000	38,520
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. Senior Sec. Notes 10.00% due 12/01/2020	16,000	18,000

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Ipalco Enterprises, Inc. Senior Sec. Notes 7.25% due 04/01/2016*	$5,000	$5,563
Kansas Gas & Electric Co. Senior Sec. Notes 5.65% due 03/29/2021	10,740	11,751
MidAmerican Energy Holdings Co. Senior Notes 6.13% due 04/01/2036	25,000	31,984
MidAmerican Energy Holdings Co. Senior Notes 6.50% due 09/15/2037	5,000	6,695
Midamerican Funding LLC Senior Sec. Notes 6.93% due 03/01/2029	10,000	13,329
Nevada Power Co. General Refunding Mtg. Notes 6.50% due 08/01/2018	10,000	12,740
NV Energy, Inc. Senior Notes 6.25% due 11/15/2020	20,000	23,111
Pacific Gas & Electric Co. Senior Notes 5.80% due 03/01/2037	20,000	25,555
Pacific Gas & Electric Co. Senior Notes 6.35% due 02/15/2038	10,000	13,613
PacifiCorp 1st Mtg. Bonds 6.25% due 10/15/2037	15,000	20,554
Potomac Edison Co. 1st Mtg. Bonds 5.80% due 10/15/2016*	20,000	22,672
Puget Sound Energy, Inc. FRS Jr. Sub. Bonds 6.97% due 06/01/2067	40,000	42,526
TECO Finance, Inc. Company Guar. Notes 6.57% due 11/01/2017	5,000	6,068
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Company Guar. Notes 11.25% due 11/01/2016(6)(18)	72,306	16,992
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Senior Sec. Notes 11.50% due 10/01/2020*	15,000	11,738
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Sec. Notes 15.00% due 04/01/2021	25,000	9,250
Texas-New Mexico Power Co. 1st Mtg. Bonds 9.50% due 04/01/2019*	25,000	34,017
Westar Energy, Inc. 1st. Mtg. Notes 4.13% due 03/01/2042	5,000	5,420
Security Description	Principal Amount(14)	Value (Note 2)
Electric-Integrated (continued)
Wisconsin Energy Corp. FRS Jr. Sub. Notes 6.25% due 05/15/2067	$50,000	$53,250
		657,363
Electric-Transmission — 0.0%
ITC Holdings Corp. Senior Notes 5.88% due 09/30/2016*	20,000	22,991
ITC Holdings Corp. Senior Notes 6.05% due 01/31/2018*	15,000	17,793
		40,784
Electronic Components-Semiconductors — 0.1%
Advanced Micro Devices, Inc. Senior Notes 7.50% due 08/15/2022*	5,000	4,825
Advanced Micro Devices, Inc. Senior Notes 7.75% due 08/01/2020	30,000	30,450
Freescale Semiconductor, Inc. Senior Sec. Notes 9.25% due 04/15/2018*	40,000	43,500
Freescale Semiconductor, Inc. Senior Sec. Notes 10.13% due 03/15/2018*	9,000	9,900
Freescale Semiconductor, Inc. Company Guar. Notes 10.75% due 08/01/2020	15,000	16,237
		104,912
Engines-Internal Combustion — 0.0%
Briggs & Stratton Corp. Company Guar. Notes 6.88% due 12/15/2020	35,000	38,150
Enterprise Software/Service — 0.0%
Epicor Software Corp. Company Guar. Notes 8.63% due 05/01/2019	25,000	26,375
Info U.S., Inc. Senior Notes 9.38% due 04/01/2019*	15,000	16,650
Info U.S., Inc. Senior Notes 11.50% due 07/15/2018*(13)	10,000	11,400
		54,425
Filtration/Separation Products — 0.0%
Polypore International, Inc. Company Guar. Notes 7.50% due 11/15/2017	30,000	32,325
Finance-Consumer Loans — 0.1%
HSBC Finance Capital Trust IX FRS Ltd. Guar. Bonds 5.91% due 11/30/2035	100,000	98,375
SLM Corp. Senior Notes 8.00% due 03/25/2020	30,000	34,650

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Consumer Loans (continued)
SLM Corp. Senior Notes 8.45% due 06/15/2018	$15,000	$17,568
		150,593
Finance-Credit Card — 0.1%
American Express Co. Senior Notes 8.13% due 05/20/2019	85,000	114,991
Capital One Capital III Ltd. Guar. Bonds 7.69% due 08/01/2066	15,000	15,225
		130,216
Finance-Investment Banker/Broker — 0.1%
Bear Stearns Cos., Inc. Senior Notes 6.40% due 10/02/2017	30,000	36,070
Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/2018	40,000	49,914
E*TRADE Financial Corp. Senior Notes 6.75% due 06/01/2016	20,000	21,050
E*TRADE Financial Corp. Senior Notes 12.50% due 11/30/2017	10,000	11,363
Merrill Lynch & Co., Inc Senior Notes 6.88% due 04/25/2018	60,000	71,887
TD Ameritrade Holding Corp. Company Guar. Notes 5.60% due 12/01/2019	30,000	35,251
		225,535
Finance-Leasing Companies — 0.0%
Air Lease Corp. Senior Notes 5.63% due 04/01/2017*	25,000	25,500
Finance-Mortgage Loan/Banker — 0.0%
Residential Capital LLC Sec. Notes 9.63% due 05/15/2015†(7)(16)	40,000	40,050
Finance-Other Services — 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 7.75% due 01/15/2016	20,000	20,850
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 8.00% due 01/15/2018	75,000	80,437
		101,287
Food-Dairy Products — 0.0%
Dean Foods Co. Company Guar. Notes 7.00% due 06/01/2016	40,000	43,200
Security Description	Principal Amount(14)	Value (Note 2)
Food-Dairy Products (continued)
Dean Foods Co. Company Guar. Notes 9.75% due 12/15/2018	$10,000	$11,400
		54,600
Food-Flour & Grain — 0.0%
Post Holdings, Inc. Company Guar. Notes 7.38% due 02/15/2022*	10,000	10,625
Food-Meat Products — 0.1%
JBS USA LLC/JBS USA Finance, Inc. Senior Notes 8.25% due 02/01/2020*	10,000	9,975
JBS USA LLC/JBS USA Finance, Inc. Company Guar. Notes 11.63% due 05/01/2014	40,000	44,900
Smithfield Foods, Inc. Senior Notes 6.63% due 08/15/2022	20,000	20,750
Tyson Foods, Inc. Senior Notes 6.85% due 04/01/2016	15,000	17,212
		92,837
Food-Misc./Diversified — 0.1%
Campbell Soup Co. Senior Debentures 8.88% due 05/01/2021	15,000	22,010
Del Monte Corp. Company Guar. Notes 7.63% due 02/15/2019	10,000	10,288
Dole Food Co., Inc. Sec. Notes 8.00% due 10/01/2016*	20,000	20,925
Dole Food Co., Inc. Sec. Notes 13.88% due 03/15/2014	19,000	21,375
General Mills, Inc. Senior Notes 5.65% due 02/15/2019	5,000	6,073
Kraft Foods Group, Inc. Senior Notes 6.50% due 02/09/2040*(13)	78,000	104,419
Michael Foods Group, Inc. Company Guar. Notes 9.75% due 07/15/2018	20,000	22,300
		207,390
Food-Retail — 0.0%
Kroger Co. Company Guar. Notes 6.15% due 01/15/2020	15,000	18,359
Funeral Services & Related Items — 0.1%
Service Corp. International Senior Notes 6.75% due 04/01/2016	85,000	94,987
Service Corp. International Senior Notes 7.00% due 05/15/2019	15,000	16,575

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Funeral Services & Related Items (continued)
Stewart Enterprises, Inc. Company Guar. Notes 6.50% due 04/15/2019	$25,000	$26,875
		138,437
Gambling (Non-Hotel) — 0.0%
Isle of Capri Casinos, Inc. Company Guar. Notes 7.75% due 03/15/2019	25,000	26,875
Isle of Capri Casinos, Inc. Company Guar. Notes 8.88% due 06/15/2020*	20,000	21,100
Mashantucket Western Pequot Tribe Bonds 8.50% due 11/15/2015†*(7)	50,000	4,500
Pinnacle Entertainment, Inc. Company Guar. Notes 8.63% due 08/01/2017	10,000	10,925
		63,400
Gas-Distribution — 0.0%
Atmos Energy Corp. Senior Notes 6.35% due 06/15/2017	20,000	24,171
Atmos Energy Corp. Senior Notes 8.50% due 03/15/2019	10,000	13,351
		37,522
Gas-Transportation — 0.1%
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/2016	100,000	108,000
Home Furnishings — 0.0%
Sealy Mattress Co. Senior Sec. Notes 10.88% due 04/15/2016*	13,000	14,203
Hospital Beds/Equipment — 0.1%
Kinetic Concepts, Inc./KCI USA, Inc. Company Guar. Notes 10.50% due 11/01/2018*	55,000	58,162
Kinetic Concepts, Inc./KCI USA, Inc. Company Guar. Notes 12.50% due 11/01/2019*	30,000	28,200
		86,362
Hotels/Motels — 0.0%
Choice Hotels International, Inc. Company Guar. Notes 5.70% due 08/28/2020	25,000	27,001
Choice Hotels International, Inc. Company Guar. Notes 5.75% due 07/01/2022	10,000	10,900
Marriott International, Inc. Senior Notes 3.00% due 03/01/2019	10,000	10,257
		48,158
Security Description	Principal Amount(14)	Value (Note 2)
Housewares — 0.0%
Libbey Glass, Inc. Company Guar. Notes 6.88% due 05/15/2020*	$10,000	$10,750
Independent Power Producers — 0.2%
Calpine Corp. Senior Sec. Notes 7.25% due 10/15/2017*	80,000	85,400
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*	30,000	32,775
Dynegy Holdings LLC Senior Bonds 7.75% due 06/01/2019†(7)(16)	50,000	28,250
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	10,000	11,350
GenOn Energy, Inc. Senior Notes 9.88% due 10/15/2020	50,000	55,500
NRG Energy, Inc. Company Guar. Notes 7.88% due 05/15/2021	85,000	92,437
		305,712
Insurance Brokers — 0.0%
Hub International, Ltd. Company Guar. Notes 8.13% due 10/15/2018*	10,000	10,125
Willis North America, Inc. Company Guar. Notes 6.20% due 03/28/2017	5,000	5,698
		15,823
Insurance-Life/Health — 0.1%
Aflac, Inc. Senior Notes 6.45% due 08/15/2040	20,000	24,627
Aflac, Inc. Senior Notes 6.90% due 12/17/2039	30,000	38,874
Nationwide Financial Services, Inc. Senior Notes 5.63% due 02/13/2015	10,000	10,583
OneAmerica Financial Partners, Inc. Bonds 7.00% due 10/15/2033*	20,000	20,865
Prudential Financial, Inc. Senior Notes 6.20% due 01/15/2015	15,000	16,604
Prudential Financial, Inc. Senior Notes 7.38% due 06/15/2019	15,000	18,969
Teachers Insurance & Annuity Assoc. of America Sub. Notes 6.85% due 12/16/2039*	45,000	61,793
		192,315

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Multi-line — 0.2%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	$30,000	$33,165
CNA Financial Corp. Senior Notes 5.75% due 08/15/2021	10,000	11,630
CNA Financial Corp. Senior Notes 6.50% due 08/15/2016	25,000	28,801
Genworth Financial, Inc. Senior Notes 7.63% due 09/24/2021	30,000	30,619
Hartford Financial Services Group, Inc. Senior Bonds 6.63% due 03/30/2040	25,000	30,113
Hartford Financial Services Group, Inc. FRS Jr. Sub. Debentures 8.13% due 06/15/2068	50,000	57,562
Loews Corp. Senior Notes 5.25% due 03/15/2016	15,000	16,905
MetLife, Inc. Jr. Sub. Notes 6.40% due 12/15/2066	45,000	47,209
Nationwide Mutual Insurance Co. Sub. Notes 8.25% due 12/01/2031*(13)	15,000	18,101
		274,105
Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Senior Notes 6.50% due 03/15/2035*	35,000	37,430
Liberty Mutual Group, Inc. FRS Company Guar. Notes 7.00% due 03/07/2067*	10,000	9,500
Liberty Mutual Group, Inc. FRS Company Guar. Notes 7.80% due 03/07/2087*	10,000	10,850
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	45,000	66,395
		124,175
Investment Management/Advisor Services — 0.0%
Neuberger Berman Group LLC/ Neuberger Berman Finance Corp. Senior Notes 5.63% due 03/15/2020*	10,000	10,650
Neuberger Berman Group LLC/ Neuberger Berman Finance Corp. Senior Notes 5.88% due 03/15/2022*	15,000	16,050
Security Description	Principal Amount(14)	Value (Note 2)
Investment Management/Advisor Services (continued)
Nuveen Investments, Inc. Senior Notes 9.13% due 10/15/2017*	$15,000	$14,888
Nuveen Investments, Inc. Senior Notes 9.50% due 10/15/2020*	10,000	9,950
		51,538
Machine Tools & Related Products — 0.0%
Thermadyne Holdings Corp. Senior Sec. Notes 9.00% due 12/15/2017	45,000	47,925
Machinery-Construction & Mining — 0.0%
Terex Corp. Senior Sub. Notes 8.00% due 11/15/2017	30,000	31,050
Machinery-General Industrial — 0.0%
Altra Holdings, Inc. Company Guar. Notes 2.75% due 03/01/2031	18,000	17,933
Altra Holdings, Inc. Sec. Notes 8.13% due 12/01/2016	30,000	32,137
		50,070
Medical Labs & Testing Services — 0.0%
Quest Diagnostics, Inc. Company Guar. Notes 4.75% due 01/30/2020	8,000	8,950
Quest Diagnostics, Inc. Company Guar. Notes 6.95% due 07/01/2037	20,000	26,165
		35,115
Medical Products — 0.0%
Biomet, Inc. Senior Notes 6.50% due 08/01/2020*	30,000	31,088
Teleflex, Inc. Company Guar. Notes 6.88% due 06/01/2019	20,000	21,500
		52,588
Medical-Drugs — 0.1%
Endo Pharmaceuticals Holdings, Inc. Company Guar. Notes 7.00% due 07/15/2019	20,000	21,550
Grifols, Inc. Company Guar. Notes 8.25% due 02/01/2018	25,000	27,625
Valeant Pharmaceuticals International Company Guar. Notes 6.75% due 10/01/2017*	5,000	5,325
Valeant Pharmaceuticals International Company Guar. Notes 6.88% due 12/01/2018*	15,000	15,787
Valeant Pharmaceuticals International Company Guar. Notes 7.00% due 10/01/2020*	5,000	5,263

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Drugs (continued)
VPI Escrow Corp. Senior Notes 6.38% due 10/15/2020*†(13)	$5,000	$5,100
		80,650
Medical-Generic Drugs — 0.0%
Sky Growth Acquisition Corp. Company Guar. Notes 7.38% due 10/15/2020*(13)	5,000	5,025
Medical-HMO — 0.2%
Aetna, Inc. Senior Notes 6.00% due 06/15/2016	10,000	11,711
Aetna, Inc. Senior Notes 6.50% due 09/15/2018	15,000	18,700
CDRT Holding Corp. Senior Notes 9.25% due 10/01/2017*(6)(13)	30,000	28,950
Cigna Corp. Senior Notes 5.38% due 02/15/2042	25,000	28,008
Coventry Health Care, Inc. Senior Notes 5.45% due 06/15/2021	25,000	29,268
Health Net, Inc. Senior Notes 6.38% due 06/01/2017	45,000	47,025
MultiPlan, Inc. Company Guar. Notes 9.88% due 09/01/2018*(13)	30,000	33,150
UnitedHealth Group, Inc. Senior Notes 4.63% due 11/15/2041	20,000	21,596
WellPoint, Inc. Senior Notes 7.00% due 02/15/2019	35,000	43,662
		262,070
Medical-Hospitals — 0.2%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	35,000	37,319
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/15/2018	20,000	20,750
CHS/Community Health Systems, Inc. Company Guar. Notes 7.13% due 07/15/2020	15,000	16,003
CHS/Community Health Systems, Inc. Company Guar. Notes 8.00% due 11/15/2019	30,000	32,925
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	85,000	94,562
HCA, Inc. Company Guar. Notes 7.50% due 02/15/2022	5,000	5,663
Security Description	Principal Amount(14)	Value (Note 2)
Medical-Hospitals (continued)
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	$65,000	$62,075
Tenet Healthcare Corp. Senior Sec. Notes 6.25% due 11/01/2018	35,000	38,587
Tenet Healthcare Corp Senior Sec. Notes 8.88% due 07/01/2019	15,000	16,950
Tenet Healthcare Corp. Senior Sec. Notes 10.00% due 05/01/2018	8,000	9,240
United Surgical Partners International, Inc. Senior Notes 9.00% due 04/01/2020*	20,000	21,700
Vanguard Health Systems, Inc. Senior Notes zero coupon due 02/01/2016	2,000	1,400
		357,174
Medical-Nursing Homes — 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. Company Guar. Notes 7.75% due 02/15/2019	25,000	26,500
Medical-Outpatient/Home Medical — 0.0%
Surgical Care Affiliates, Inc. Senior Notes 8.88% due 07/15/2015*(6)	16,477	16,559
Surgical Care Affiliates, Inc. Senior Sub. Notes 10.00% due 07/15/2017*	15,000	15,450
		32,009
Multimedia — 0.1%
NBC Universal Media LLC Senior Notes 5.15% due 04/30/2020	20,000	23,702
NBCUniversal Media LLC Senior Notes 6.40% due 04/30/2040	20,000	25,385
News America, Inc. Company Guar. Notes 7.75% due 01/20/2024	20,000	25,753
News America, Inc. Company Guar. Debentures 7.75% due 12/01/2045	10,000	13,401
Time Warner Cos., Inc. Company Guar. Notes 9.15% due 02/01/2023	10,000	14,324
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/2023	25,000	35,220
Time Warner, Inc. Company Guar. Notes 4.70% due 01/15/2021	10,000	11,486

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Multimedia (continued)
Time Warner, Inc. Company Guar. Notes 7.70% due 05/01/2032	$45,000	$63,196
		212,467
Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc. Company Guar. Notes 3.80% due 05/15/2018	5,000	5,560
Republic Services, Inc. Company Guar. Notes 5.50% due 09/15/2019	15,000	17,763
Republic Services, Inc. Company Guar. Notes 5.70% due 05/15/2041	5,000	5,945
		29,268
Office Automation & Equipment — 0.0%
Xerox Corp. Senior Notes 4.50% due 05/15/2021	20,000	21,251
Oil & Gas Drilling — 0.1%
Atwood Oceanics, Inc. Senior Notes 6.50% due 02/01/2020	15,000	16,050
Hercules Offshore, Inc. Senior Sec. Notes 10.50% due 10/15/2017*	30,000	31,612
Pride International, Inc. Company Guar. Notes 7.88% due 08/15/2040	45,000	65,535
Unit Corp. Company Guar. Notes 6.63% due 05/15/2021	10,000	10,325
Unit Corp. Company Guar. Notes 6.63% due 05/15/2021*	15,000	15,488
		139,010
Oil Companies-Exploration & Production — 0.7%
Anadarko Petroleum Corp. Senior Notes 5.95% due 09/15/2016	15,000	17,380
ATP Oil & Gas Corp. Sec. Notes 11.88% due 05/01/2015(7)(16)	15,000	2,850
Aurora USA Oil & Gas, Inc. Company Guar. Notes 9.88% due 02/15/2017*	20,000	21,300
Carrizo Oil & Gas, Inc. Company Guar. Notes 7.50% due 09/15/2020	5,000	5,100
Carrizo Oil & Gas, Inc. Company Guar. Notes 8.63% due 10/15/2018	55,000	58,987
Chaparral Energy, Inc. Company Guar. Notes 8.25% due 09/01/2021	20,000	21,600
Security Description	Principal Amount(14)	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Chaparral Energy, Inc. Company Guar. Notes 9.88% due 10/01/2020	$25,000	$28,250
Chesapeake Energy Corp. Company Guar. Notes 6.78% due 03/15/2019	10,000	10,025
Chesapeake Oilfield Operating LLC/ Chesapeake Oilfield Finance, Inc. Company Guar. Notes 6.63% due 11/15/2019*	30,000	28,800
Concho Resources, Inc. Company Guar. Notes 5.50% due 10/01/2022	10,000	10,425
Concho Resources, Inc. Company Guar. Notes 5.50% due 04/01/2023	5,000	5,225
Concho Resources, Inc. Company Guar. Notes 6.50% due 01/15/2022	30,000	33,075
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	25,000	26,063
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022*	20,000	20,900
Denbury Resources, Inc. Company Guar. Notes 6.38% due 08/15/2021	5,000	5,425
Denbury Resources, Inc. Company Guar. Notes 8.25% due 02/15/2020	45,000	50,737
EOG Resources, Inc. Senior Notes 5.63% due 06/01/2019	15,000	18,420
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022*(13)	10,000	10,200
Everest Acquisition LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 6.88% due 05/01/2019*	10,000	10,700
Everest Acquisition LLC/Everest Acquisition Finance, Inc. Senior Notes 9.38% due 05/01/2020*	50,000	54,500
EXCO Resources, Inc. Company Guar. Notes 7.50% due 09/15/2018	80,000	74,800
Goodrich Petroleum Corp. Company Guar. Notes 8.88% due 03/15/2019	35,000	33,863
Kerr-McGee Corp. Company Guar. Notes 7.88% due 09/15/2031	15,000	20,138
Laredo Petroleum, Inc. Company Guar. Notes 7.38% due 05/01/2022	10,000	10,800

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Laredo Petroleum, Inc. Company Guar. Notes 9.50% due 02/15/2019	$40,000	$45,300
Milagro Oil & Gas, Inc. Sec. Notes 10.50% due 05/15/2016	30,000	21,300
Newfield Exploration Co. Senior Notes 5.75% due 01/30/2022	25,000	27,938
Northern Oil and Gas, Inc. Company Guar. Notes 8.00% due 06/01/2020	20,000	20,600
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 01/15/2023	15,000	15,938
Petroleum Development Corp. Senior Notes 12.00% due 02/15/2018	45,000	49,050
Plains Exploration & Production Co. Company Guar. Notes 6.75% due 02/01/2022	45,000	45,675
Quicksilver Resources, Inc. Company Guar. Notes 11.75% due 01/01/2016	45,000	45,450
Range Resources Corp. Company Guar. Notes 5.00% due 08/15/2022	10,000	10,550
Range Resources Corp. Company Guar. Notes 6.75% due 08/01/2020	15,000	16,500
Rosetta Resources, Inc. Company Guar. Notes 9.50% due 04/15/2018	40,000	44,200
Samson Investment Co. Senior Notes 9.75% due 02/15/2020*	55,000	56,650
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 03/15/2021	5,000	5,150
SandRidge Energy, Inc. Company Guar. Notes 8.00% due 06/01/2018*	15,000	15,750
SM Energy Co. Senior Notes 6.50% due 11/15/2021	10,000	10,600
SM Energy Co. Senior Notes 6.50% due 01/01/2023*	5,000	5,250
SM Energy Co. Senior Notes 6.63% due 02/15/2019	15,000	15,825
Whiting Petroleum Corp. Company Guar. Notes 7.00% due 02/01/2014	50,000	53,250
WPX Energy, Inc. Senior Notes 5.25% due 01/15/2017	35,000	37,800
Security Description	Principal Amount(14)	Value (Note 2)
Oil Companies-Exploration & Production (continued)
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	$10,000	$10,750
		1,133,089
Oil Field Machinery & Equipment — 0.0%
Thermon Industries, Inc. Sec. Notes 9.50% due 05/01/2017	23,000	25,616
Oil Refining & Marketing — 0.0%
Motiva Enterprises LLC Senior Notes 6.85% due 01/15/2040*(13)	20,000	26,586
Oil-Field Services — 0.1%
Forbes Energy Services, Ltd. Company Guar. Notes 9.00% due 06/15/2019	20,000	19,400
Frac Tech Services LLC/Frac Tech Finance,, Inc. Company Guar. Notes 8.13% due 11/15/2018*	35,000	37,275
Hiland Partners LP/Hiland Partners Finance Corp. Company Guar. Notes 7.25% due 10/01/2020*	10,000	10,400
Key Energy Services, Inc. Company Guar. Notes 6.75% due 03/01/2021*	5,000	5,050
Key Energy Services, Inc. Company Guar. Notes 6.75% due 03/01/2021	30,000	30,450
Weatherford International, Inc. Company Guar. Notes 6.35% due 06/15/2017	5,000	5,821
Weatherford International, Inc. Company Guar. Notes 6.80% due 06/15/2037	5,000	5,473
		113,869
Paper & Related Products — 0.1%
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	45,000	52,741
Georgia-Pacific LLC Senior Notes 7.75% due 11/15/2029	10,000	13,212
International Paper Co. Senior Notes 7.95% due 06/15/2018	11,000	14,158
International Paper Co. Senior Notes 8.70% due 06/15/2038	5,000	7,450
International Paper Co. Senior Notes 9.38% due 05/15/2019	56,000	75,724
PH Glatfelter Co. Senior Notes 5.38% due 10/15/2020*(13)	5,000	5,050

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Paper & Related Products (continued)
Verso Paper Holdings LLC/Verso Paper, Inc. Sec. Notes 8.75% due 02/01/2019	$10,000	$4,800
Westvaco Corp. Company Guar. Notes 7.95% due 02/15/2031	5,000	6,567
		179,702
Pipelines — 0.3%
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 6.13% due 07/15/2022	10,000	10,575
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 6.63% due 10/01/2020*(13)	10,000	10,175
Chesapeake Midstream Partners LP/ CHKM Finance Corp. Company Guar. Notes 5.88% due 04/15/2021	22,000	23,045
Crosstex Energy LP/Crosstex Energy Finance Corp. Company Guar. Notes 7.13% due 06/01/2022*	10,000	9,950
Crosstex Energy LP/Crosstex Energy Finance Corp. Company Guar. Notes 8.88% due 02/15/2018	45,000	48,150
DCP Midstream LLC Senior Notes 5.35% due 03/15/2020*	20,000	21,944
Duke Capital Corp. Company Guar. Notes 8.00% due 10/01/2019	15,000	19,505
El Paso Corp. Senior Notes 7.00% due 06/15/2017	85,000	97,538
El Paso Corp. Senior Notes 7.75% due 01/15/2032	35,000	40,762
El Paso Natural Gas Co. Senior Notes 8.38% due 06/15/2032	30,000	43,239
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/2020	10,000	11,863
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	35,000	39,725
Energy Transfer Partners LP Senior Notes 5.20% due 02/01/2022	15,000	16,640
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/2042	15,000	17,309
Security Description	Principal Amount(14)	Value (Note 2)
Pipelines (continued)
Enterprise Products Operating LLC Company Guar. Notes 4.85% due 08/15/2042	$20,000	$20,589
NGPL PipeCo LLC Senior Sec. Notes 9.63% due 06/01/2019*	10,000	11,400
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 5.50% due 04/15/2023	15,000	15,169
Spectra Energy Capital LLC Company Guar. Notes 6.20% due 04/15/2018	10,000	12,095
Spectra Energy Partners LP Senior Notes 4.60% due 06/15/2021	15,000	16,243
Williams Cos., Inc. Senior Bonds 7.75% due 06/15/2031	14,000	17,908
Williams Cos., Inc. Senior Notes 7.88% due 09/01/2021	9,000	11,800
		515,624
Printing-Commercial — 0.0%
Cenveo Corp. Sec. Notes 8.88% due 02/01/2018	35,000	33,163
Private Corrections — 0.1%
Corrections Corp. of America Company Guar. Notes 7.75% due 06/01/2017	91,000	97,597
Property Trust — 0.0%
WEA Finance LLC Company Guar. Notes 6.75% due 09/02/2019*	15,000	18,189
WEA Finance LLC Company Guar. Notes 7.13% due 04/15/2018*	20,000	24,449
		42,638
Protection/Safety — 0.0%
Rural/Metro Corp. Senior Notes 10.13% due 07/15/2019*	45,000	44,663
Publishing-Periodicals — 0.0%
Nielsen Finance LLC/Nielsen Finance Co. Senior Notes 4.50% due 10/01/2020*(13)	10,000	9,938
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 7.75% due 10/15/2018	10,000	11,275
		21,213

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Quarrying — 0.0%
Compass Minerals International, Inc. Company Guar. Notes 8.00% due 06/01/2019	$40,000	$43,200
Racetracks — 0.1%
Penn National Gaming, Inc. Senior Sub. Notes 8.75% due 08/15/2019	20,000	22,400
Yonkers Racing Corp. Sec. Notes 11.38% due 07/15/2016*(13)	64,000	69,120
		91,520
Radio — 0.1%
Cumulus Media Holdings, Inc. Company Guar. Notes 7.75% due 05/01/2019	40,000	38,900
Entercom Radio LLC Company Guar. Notes 10.50% due 12/01/2019	30,000	32,700
Sirius XM Radio, Inc. Senior Notes 5.25% due 08/15/2022*(13)	5,000	4,975
		76,575
Real Estate Investment Trusts — 0.2%
American Tower Corp. Senior Notes 7.00% due 10/15/2017	25,000	29,752
Developers Diversified Realty Corp. Senior Notes 7.88% due 09/01/2020	35,000	45,116
Duke Realty LP Senior Notes 6.25% due 05/15/2013	5,000	5,167
Duke Realty LP Senior Notes 6.50% due 01/15/2018	10,000	11,612
Felcor Lodging LP Senior Sec. Notes 6.75% due 06/01/2019	40,000	42,900
Felcor Lodging LP Senior Sec. Notes 10.00% due 10/01/2014	47,000	53,932
Health Care REIT, Inc. Senior Notes 4.13% due 04/01/2019	15,000	15,969
Highwoods Properties, Inc. Senior Notes 5.85% due 03/15/2017	20,000	21,954
Host Hotels & Resorts LP Company Guar. Notes 4.75% due 03/01/2023	5,000	5,181
iStar Financial, Inc. Senior Notes 9.00% due 06/01/2017	20,000	21,400
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 6.38% due 02/15/2022	15,000	15,900
Security Description	Principal Amount(14)	Value (Note 2)
Real Estate Investment Trusts (continued)
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 6.88% due 05/01/2021	$10,000	$10,900
Nationwide Health Properties, Inc. Senior Notes 6.25% due 02/01/2013	25,000	25,459
Omega Healthcare Investors, Inc. Company Guar. Notes 6.75% due 10/15/2022	15,000	16,575
Rayonier, Inc. Company Guar. Notes 3.75% due 04/01/2022	10,000	10,310
SL Green Realty Corp./SL Green Operating Partnership Senior Notes 5.00% due 08/15/2018	20,000	21,440
Tanger Properties LP Senior Notes 6.13% due 06/01/2020	15,000	17,806
Vornado Realty LP Senior Notes 4.25% due 04/01/2015	35,000	36,988
		408,361
Real Estate Management/Services — 0.1%
CB Richard Ellis Services, Inc. Company Guar. Notes 6.63% due 10/15/2020	10,000	10,925
CB Richard Ellis Services, Inc. Company Guar. Notes 11.63% due 06/15/2017	35,000	39,200
Realogy Corp. Senior Sec. Notes 7.63% due 01/15/2020*	5,000	5,512
Realogy Corp. Senior Sec. Notes 7.88% due 02/15/2019*	10,000	10,500
Realogy Corp. Senior Sec. Notes 9.00% due 01/15/2020*	5,000	5,513
Realogy Corp. Company Guar. Notes 10.50% due 04/15/2014	10,000	10,400
Realogy Corp. Company Guar. Notes 11.50% due 04/15/2017	45,000	48,262
Realogy Corp. Company Guar. Notes 12.38% due 04/15/2015	15,000	15,450
Toys R Us Property Co. I LLC Company Guar. Notes 10.75% due 07/15/2017	75,000	81,750
		227,512
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(1)(13)	50,000	2

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Rental Auto/Equipment — 0.1%
Ashtead Capital, Inc. Sec. Notes 6.50% due 07/15/2022*	$15,000	$15,750
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 7.75% due 05/15/2016	26,000	26,748
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 8.25% due 01/15/2019	5,000	5,444
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 9.63% due 03/15/2018	10,000	11,100
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 9.75% due 03/15/2020	10,000	11,425
ERAC USA Finance LLC Senior Notes 4.50% due 08/16/2021*(13)	45,000	49,168
Hertz Corp. Company Guar. Notes 7.50% due 10/15/2018	15,000	16,200
United Rentals Merger Sub Corp. Company Guar. Notes 9.25% due 12/15/2019	40,000	45,100
UR Merger Sub Corp. Sec. Notes 5.75% due 07/15/2018*	10,000	10,562
UR Merger Sub Corp. Company Guar. Notes 7.63% due 04/15/2022*	10,000	10,950
		202,447
Research & Development — 0.0%
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. Senior Notes 9.50% due 12/01/2019*	30,000	33,675
Resort/Theme Parks — 0.0%
Cedar Fair LP/Canada's Wonderland Co./ Magnum Management Corp. Company Guar. Notes 9.13% due 08/01/2018	5,000	5,681
Retail-Apparel/Shoe — 0.1%
Burlington Coat Factory Warehouse Corp. Company Guar. Notes 10.00% due 02/15/2019	25,000	27,656
Limited Brands, Inc. Company Guar. Notes 5.63% due 02/15/2022	20,000	21,550
Limited Brands, Inc. Company Guar. Notes 6.63% due 04/01/2021	45,000	51,075
		100,281
Security Description	Principal Amount(14)	Value (Note 2)
Retail-Arts & Crafts — 0.0%
Michaels Stores, Inc. Company Guar. Notes 11.38% due 11/01/2016	$30,000	$31,428
Retail-Auto Parts — 0.0%
Advance Auto Parts, Inc. Company Guar. Notes 5.75% due 05/01/2020	25,000	28,918
Retail-Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/2020	10,000	10,675
AutoNation, Inc. Company Guar. Notes 6.75% due 04/15/2018	25,000	28,094
Penske Automotive Group, Inc. Company Guar. Notes 5.75% due 10/01/2022*	20,000	20,500
		59,269
Retail-Drug Store — 0.1%
CVS Pass-Through Trust Pass Through Certs. 7.51% due 01/10/2032*	75,815	97,254
Rite Aid Corp. Sec. Notes 7.50% due 03/01/2017	35,000	35,962
Rite Aid Corp. Senior Sec. Notes 8.00% due 08/15/2020	10,000	11,350
Rite Aid Corp. Company Guar. Notes 9.25% due 03/15/2020	25,000	25,625
Rite Aid Corp. Company Guar. Notes 9.50% due 06/15/2017	10,000	10,288
		180,479
Retail-Fabric Store — 0.0%
Jo-Ann Stores, Inc. Senior Notes 8.13% due 03/15/2019*	25,000	25,500
Retail-Jewelry — 0.0%
Claire's Stores, Inc. Sec. Notes 8.88% due 03/15/2019	20,000	18,400
Claire's Stores, Inc. Senior Sec. Notes 9.00% due 03/15/2019*	45,000	46,688
		65,088
Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 7.38% due 10/15/2020*	20,000	22,235
Retail-Major Department Stores — 0.0%
Sears Holdings Corp. Sec. Notes 6.63% due 10/15/2018	15,000	13,988

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Pet Food & Supplies — 0.0%
Petco Animal Supplies, Inc. Company Guar. Notes 9.25% due 12/01/2018*	$20,000	$22,200
Retail-Propane Distribution — 0.1%
AmeriGas Finance LLC/AmeriGas Finance Corp. Company Guar. Notes 7.00% due 05/20/2022	25,000	26,937
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/2021	15,000	14,513
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 9.13% due 10/01/2017	20,000	21,450
Suburban Propane Partners LP/ Suburban Energy Finance Corp. Senior Notes 7.38% due 08/01/2021*(13)	21,000	22,418
		85,318
Retail-Regional Department Stores — 0.1%
Bon-Ton Department Stores, Inc. Company Guar. Notes 10.63% due 07/15/2017*(13)	50,000	45,125
Federated Retail Holdings, Inc. Company Guar. Notes 5.90% due 12/01/2016	30,000	35,025
Macy's Retail Holdings, Inc. Company Guar. Notes 3.88% due 01/15/2022	5,000	5,390
Macy's Retail Holdings, Inc. Company Guar. Notes 5.13% due 01/15/2042	5,000	5,462
		91,002
Retail-Restaurants — 0.2%
Burger King Corp. Company Guar. Notes 9.88% due 10/15/2018	25,000	29,000
Carrols Restaurant Group, Inc. Sec. Notes 11.25% due 05/15/2018*	5,000	5,450
CKE Holdings, Inc. Senior Notes 11.25% due 03/14/2016*(6)(18)	17,680	19,094
Darden Restaurants, Inc. Senior Notes 6.80% due 10/15/2037	45,000	55,262
Dave & Buster's, Inc. Company Guar. Notes 11.00% due 06/01/2018	35,000	39,550
DineEquity, Inc. Company Guar. Notes 9.50% due 10/30/2018	35,000	39,462
Landry's, Inc. Senior Notes 9.38% due 05/01/2020*	15,000	15,825
Security Description	Principal Amount(14)	Value (Note 2)
Retail-Restaurants (continued)
McDonald's Corp. Senior Notes 5.70% due 02/01/2039	$18,000	$24,223
McDonald's Corp. Senior Notes 6.30% due 10/15/2037	22,000	31,532
Wok Acquisition Corp. Company Guar. Notes 10.25% due 06/30/2020*	5,000	5,288
		264,686
Retail-Sporting Goods — 0.0%
Academy Ltd./Academy Finance Corp.* Company Guar. Notes 9.25% due 08/01/2019	5,000	5,494
Retail-Toy Stores — 0.0%
Toys R Us — Delaware, Inc. Senior Sec. Notes 7.38% due 09/01/2016*	10,000	10,175
Toys R Us, Inc. Senior Notes 10.38% due 08/15/2017*	5,000	5,113
		15,288
Satellite Telecom — 0.1%
Hughes Satellite Systems Corp. Senior Sec. Notes 6.50% due 06/15/2019	35,000	37,450
Hughes Satellite Systems Corp. Company Guar. Notes 7.63% due 06/15/2021	40,000	44,300
		81,750
Security Services — 0.0%
ADT Corp. Company Guar. Notes 3.50% due 07/15/2022*(13)	12,000	12,467
ADT Corp. Company Guar. Notes 4.88% due 07/15/2042*(13)	8,000	8,660
		21,127
Semiconductor Components-Integrated Circuits — 0.0%
Jazz Technologies, Inc. Company Guar. Notes 8.00% due 06/30/2015	23,000	17,250
Special Purpose Entities — 0.1%
Capital One Capital IV FRS Ltd. Guar. Notes 6.75% due 02/05/2082	30,000	30,187
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. Senior Sec. Notes 9.50% due 06/15/2019*	20,000	21,250
ROC Finance LLC/ROC Finance 1 Corp. Sec. Notes 12.13% due 09/01/2018*(13)	35,000	40,600
		92,037

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Steel Pipe & Tube — 0.0%
Atkore International, Inc. Senior Sec. Notes 9.88% due 01/01/2018	$50,000	$48,625
Steel-Producers — 0.1%
Ryerson Holding Corp. Senior Sec. Notes zero coupon due 02/01/2015	20,000	14,200
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/2015	65,000	67,112
Ryerson, Inc./Joseph T Ryerson & Son, Inc. Senior Sec. Notes 9.00% due 10/15/2017*(13)	15,000	15,337
Steel Dynamics, Inc. Company Guar. Notes 6.13% due 08/15/2019*	5,000	5,200
Steel Dynamics, Inc. Company Guar. Notes 6.38% due 08/15/2022*	5,000	5,163
Steel Dynamics, Inc. Company Guar. Notes 7.63% due 03/15/2020	10,000	10,850
		117,862
Steel-Specialty — 0.0%
Allegheny Technologies, Inc. Senior Notes 9.38% due 06/01/2019	15,000	19,380
Telecom Equipment-Fiber Optics — 0.0%
Corning, Inc. Senior Notes 5.75% due 08/15/2040	5,000	6,072
Telecom Services — 0.2%
Clearwire Communications LLC/ Clearwire Finance, Inc. Senior Sec. Notes 12.00% due 12/01/2015*	45,000	44,550
PAETEC Holding Corp. Senior Sec. Notes 8.88% due 06/30/2017	30,000	32,550
PAETEC Holding Corp. Company Guar. Notes 9.88% due 12/01/2018	30,000	34,350
Qwest Corp. Senior Notes 6.75% due 12/01/2021	61,000	73,305
SBA Telecommunications, Inc. Company Guar. Notes 5.75% due 07/15/2020*	5,000	5,250
SBA Telecommunications, Inc. Company Guar. Notes 8.25% due 08/15/2019	3,000	3,352
SBA Tower Trust Sec. Notes 5.10% due 04/15/2042*	55,000	61,291
Security Description	Principal Amount(14)	Value (Note 2)
Telecom Services (continued)
tw Telecom Holdings, Inc. Company Guar. Notes 5.38% due 10/01/2022*(13)	$5,000	$5,100
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/2030	50,000	74,323
West Corp. Company Guar. Notes 7.88% due 01/15/2019	25,000	25,750
West Corp. Company Guar. Notes 8.63% due 10/01/2018	15,000	15,750
		375,571
Telecommunication Equipment — 0.0%
Avaya, Inc. Senior Sec. Notes 7.00% due 04/01/2019*	35,000	32,550
Avaya, Inc. Company Guar. Notes 9.75% due 11/01/2015	15,000	13,313
Lucent Technologies, Inc. Senior Notes 6.45% due 03/15/2029	25,000	16,375
		62,238
Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 5.50% due 02/01/2018	65,000	78,851
AT&T, Inc. Senior Notes 6.30% due 01/15/2038	50,000	65,636
Bellsouth Capital Funding Corp. Senior Notes 7.88% due 02/15/2030	5,000	6,714
Century Telephone Enterprise, Inc. Senior Notes 6.88% due 01/15/2028	40,000	42,982
CenturyLink, Inc. Senior Notes 7.60% due 09/15/2039	20,000	21,152
Cincinnati Bell, Inc. Company Guar. Notes 8.25% due 10/15/2017	10,000	10,675
Cincinnati Bell, Inc. Company Guar. Notes 8.75% due 03/15/2018	25,000	25,375
Frontier Communications Corp. Senior Notes 8.25% due 04/15/2017	25,000	28,375
Frontier Communications Corp. Senior Notes 8.50% due 04/15/2020	60,000	67,800
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	10,000	11,575

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
Level 3 Financing, Inc. Company Guar. Notes 7.00% due 06/01/2020*	$20,000	$20,200
Level 3 Financing, Inc. Company Guar. Notes 8.13% due 07/01/2019	5,000	5,313
Level 3 Financing, Inc. Company Guar. Notes 8.63% due 07/15/2020	20,000	21,600
Level 3 Financing, Inc. Company Guar. Notes 9.38% due 04/01/2019	20,000	22,200
New Jersey Bell Telephone Senior Debentures 8.00% due 06/01/2022	25,000	33,574
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028	135,000	124,200
Verizon Communications, Inc. Senior Notes 8.75% due 11/01/2018	15,000	20,942
Verizon New England, Inc. Senior Notes 4.75% due 10/01/2013	20,000	20,824
Verizon Virginia, Inc. Senior Notes 4.63% due 03/15/2013	25,000	25,460
Windstream Corp. Company Guar. Notes 7.75% due 10/01/2021	20,000	21,550
Windstream Corp. Company Guar. Notes 7.88% due 11/01/2017	45,000	50,287
Windstream Corp. Company Guar. Notes 8.13% due 08/01/2013	5,000	5,250
Windstream Corp. Company Guar. Notes 8.13% due 09/01/2018	10,000	10,800
		741,335
Television — 0.1%
Gray Television, Inc. Company Guar. Notes 7.50% due 10/01/2020*(13)	15,000	14,925
Gray Television, Inc. Sec. Notes 10.50% due 06/29/2015	40,000	43,350
Sinclair Television Group, Inc. Senior Notes 6.13% due 10/01/2022*(13)	10,000	10,012
Univision Communications, Inc. Company Guar. Notes 8.50% due 05/15/2021*	25,000	25,375
Viacom, Inc. Company Guar. Notes 7.88% due 07/30/2030	25,000	34,005
		127,667
Security Description	Principal Amount(14)	Value (Note 2)
Theaters — 0.1%
AMC Entertainment, Inc. Company Guar. Notes 9.75% due 12/01/2020	$45,000	$50,681
Carmike Cinemas, Inc. Sec. Notes 7.38% due 05/15/2019	15,000	16,125
Cinemark USA, Inc. Company Guar. Notes 7.38% due 06/15/2021	15,000	16,688
Cinemark USA, Inc. Company Guar. Notes 8.63% due 06/15/2019	10,000	11,100
Regal Entertainment Group Company Guar. Notes 9.13% due 08/15/2018	35,000	39,112
		133,706
Tobacco — 0.0%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	20,000	19,954
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/2019	10,000	14,199
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/2018	11,000	15,755
		49,908
Transport-Air Freight — 0.0%
Air Medical Group Holdings, Inc. Senior Sec. Notes 9.25% due 11/01/2018	35,000	38,150
Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 5.40% due 06/01/2041	15,000	18,223
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 03/15/2018	15,000	18,305
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 05/01/2040	15,000	18,787
CSX Corp. Senior Notes 4.75% due 05/30/2042	10,000	10,873
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	20,000	24,082
Union Pacific Railroad Co. 2004 Pass Thru Certs. Series 2004-2 5.21% due 09/30/2014*	10,000	10,703
		100,973

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Transport-Services — 0.0%
Ryder System, Inc. Senior Notes 2.50% due 03/01/2018	$5,000	$5,059
Transport-Truck — 0.0%
Swift Services Holdings, Inc. Sec. Notes 10.00% due 11/15/2018	40,000	43,300
Western Express, Inc. Senior Sec. Notes 12.50% due 04/15/2015*(13)	20,000	13,400
		56,700
Travel Services — 0.1%
Sabre Holdings Corp. Senior Notes 8.35% due 03/15/2016	45,000	45,675
Sabre, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	25,000	25,687
Travelport LLC Sec. Notes 6.36% due 12/01/2016*(6)(13)(18)	4,000	3,040
Travelport LLC Company Guar. Notes 9.88% due 09/01/2014	10,000	8,000
Travelport LLC Company Guar. Notes 11.88% due 09/01/2016	10,000	3,775
Travelport LLC/Travelport, Inc. Company Guar. Notes 9.00% due 03/01/2016	16,000	11,440
		97,617
Web Hosting/Design — 0.0%
Equinix, Inc. Senior Notes 7.00% due 07/15/2021	20,000	22,400
Wireless Equipment — 0.0%
Crown Castle International Corp. Senior Notes 7.13% due 11/01/2019	10,000	10,850
X-Ray Equipment — 0.0%
Hologic, Inc. Company Guar. Notes 6.25% due 08/01/2020*	5,000	5,300
Total U.S. Corporate Bonds & Notes (cost $16,746,447)		17,926,967
FOREIGN CORPORATE BONDS & NOTES — 1.5%
Agricultural Chemicals — 0.0%
Nufarm Australia, Ltd. Company Guar. Notes 6.38% due 10/15/2019*(13)	10,000	10,005
Banks-Commercial — 0.2%
Barclays Bank PLC Sub. Notes 10.18% due 06/12/2021*	80,000	103,930
Security Description	Principal Amount(14)	Value (Note 2)
Banks-Commercial (continued)
Commonwealth Bank of Australia Senior Notes 3.75% due 10/15/2014*	$5,000	$5,273
Commonwealth Bank of Australia Senior Notes 5.00% due 10/15/2019*	10,000	11,475
HBOS PLC Sub. Notes 6.00% due 11/01/2033*	50,000	42,433
Santander Issuances SAU Bank Guar. Notes 5.91% due 06/20/2016*	100,000	98,500
		261,611
Building Products-Doors & Windows — 0.0%
Masonite International Corp. Company Guar. Notes 8.25% due 04/15/2021*	30,000	31,650
Cellular Telecom — 0.0%
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/2018	25,000	31,592
Computers-Memory Devices — 0.0%
Seagate HDD Cayman Company Guar. Notes 7.75% due 12/15/2018	25,000	27,625
Diversified Banking Institutions — 0.1%
HSBC Holdings PLC Sub. Notes 6.50% due 09/15/2037	100,000	118,271
Royal Bank of Scotland PLC FRS Sub. Notes 9.50% due 03/16/2022	40,000	44,800
		163,071
Diversified Financial Services — 0.0%
National Money Mart Co. Company Guar. Notes 10.38% due 12/15/2016	15,000	16,762
Smurfit Kappa Treasury Funding, Ltd. Company Guar. Notes 7.50% due 11/20/2025	5,000	5,088
		21,850
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 5.75% due 03/15/2022*	5,000	5,125
Bombardier, Inc. Senior Notes 7.75% due 03/15/2020*	15,000	17,212
		22,337
Diversified Minerals — 0.1%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.38% due 02/01/2016*	20,000	19,450

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(14)		Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Minerals (continued)
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 02/01/2018*		$40,000	$37,200
FMG Resources August 2006 Pty, Ltd. Senior Notes 6.88% due 04/01/2022*		15,000	13,725
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 8.25% due 11/01/2019*		20,000	19,400
Teck Resources, Ltd. Senior Sec. Notes 10.75% due 05/15/2019		3,000	3,615
Xstrata Canada Financial Corp. Company Guar. Notes 6.00% due 11/15/2041*		5,000	5,200
Xstrata Finance Canada, Ltd. Company Guar. Bonds 5.80% due 11/15/2016*		15,000	16,948
			115,538
Electric Products-Misc. — 0.1%
Legrand France SA Senior Notes 8.50% due 02/15/2025		86,000	110,843
Electric-Integrated — 0.1%
Electricite de France Senior Notes 6.95% due 01/26/2039*		35,000	46,455
Energy East Corp. Notes 6.75% due 07/15/2036		10,000	10,593
PPL WEM Holdings PLC Senior Notes 5.38% due 05/01/2021*		70,000	78,075
			135,123
Finance-Investment Banker/Broker — 0.0%
Macquarie Bank, Ltd. Sub. Notes 6.63% due 04/07/2021*		60,000	64,206
Food-Retail — 0.0%
Delhaize Group SA Company Guar. Notes 4.13% due 04/10/2019		15,000	14,490
Gambling (Non-Hotel) — 0.0%
Great Canadian Gaming Corp. Company Guar. Notes 6.63% due 07/25/2022*	CAD	35,000	36,759
Gold Mining — 0.0%
IAMGOLD Corp. Company Guar. Notes 6.75% due 10/01/2020*(13)		35,000	34,300
New Gold, Inc. Company Guar. Notes 7.00% due 04/15/2020*		15,000	15,900
			50,200
Security Description	Principal Amount(14)	Value (Note 2)
Insurance Brokers — 0.0%
Willis Group Holdings PLC Company Guar. Notes 5.75% due 03/15/2021	$35,000	$39,523
Metal-Aluminum — 0.0%
Novelis, Inc. Company Guar. Notes 7.25% due 02/15/2015	35,000	35,175
Novelis, Inc. Company Guar. Notes 8.75% due 12/15/2020	20,000	22,150
		57,325
Metal-Diversified — 0.0%
Rio Tinto Finance USA, Ltd. Company Guar. Notes 5.20% due 11/02/2040	35,000	40,382
Oil & Gas Drilling — 0.1%
Noble Holding International, Ltd. Company Guar. Notes 6.05% due 03/01/2041	25,000	28,975
Offshore Group Investments, Ltd. Senior Sec. Notes 11.50% due 08/01/2015	50,000	55,250
		84,225
Oil Companies-Exploration & Production — 0.2%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	85,000	113,811
Connacher Oil and Gas, Ltd. Sec. Notes 8.50% due 08/01/2019*	10,000	8,600
Kodiak Oil & Gas Corp. Company Guar. Notes 8.13% due 12/01/2019*	40,000	42,400
Lone Pine Resources Canada, Ltd. Company Guar. Notes 10.38% due 02/15/2017*	10,000	8,750
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	10,000	10,675
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*	25,000	26,750
PetroBakken Energy, Ltd. Senior Notes 8.63% due 02/01/2020*	40,000	41,600
		252,586
Oil Companies-Integrated — 0.1%
BP Capital Markets PLC Company Guar. Notes 4.50% due 10/01/2020	10,000	11,609
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021	35,000	40,800
Cenovus Energy, Inc. Senior Notes 4.45% due 09/15/2042	10,000	10,430

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated (continued)
Petrobras International Finance Co. — Pifco Company Guar. Notes 3.88% due 01/27/2016	$20,000	$21,156
Petrobras International Finance Co. — Pifco Company Guar. Notes 5.38% due 01/27/2021	50,000	56,339
Petrobras International Finance Co. — Pifco Company Guar. Notes 6.75% due 01/27/2041(13)	15,000	18,617
Statoil ASA Company Guar. Notes 5.10% due 08/17/2040	30,000	37,228
		196,179
Oil-Field Services — 0.0%
Trinidad Drilling, Ltd. Senior Notes 7.88% due 01/15/2019*	5,000	5,400
Weatherford International, Ltd. Company Guar. Notes 6.50% due 08/01/2036	15,000	16,110
Weatherford International, Ltd. Company Guar. Notes 9.63% due 03/01/2019	18,000	23,429
		44,939
Paper & Related Products — 0.0%
JSG Funding PLC Senior Sub. Notes 7.75% due 04/01/2015	30,000	30,336
Pipelines — 0.0%
TransCanada Pipelines, Ltd. FRS Jr. Sub. Notes 6.35% due 05/15/2067	60,000	64,160
Satellite Telecom — 0.2%
Intelsat Bermuda, Ltd. Company Guar. Notes 11.25% due 02/04/2017	140,000	148,050
Intelsat Jackson Holdings SA Senior Notes 6.63% due 12/15/2022*(13)	10,000	9,950
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 10/15/2020*	15,000	16,125
Intelsat Jackson Holdings SA Company Guar. Notes 7.50% due 04/01/2021	25,000	27,062
Intelsat Jackson Holdings SA Company Guar. Notes 11.25% due 06/15/2016	32,000	33,400
Intelsat Luxembourg SA Company Guar. Notes 11.50% due 02/04/2017(6)(18)	81,093	85,959
		320,546
Security Description	Principal Amount(14)	Value (Note 2)
SupraNational Banks — 0.1%
International Bank for Reconstruction & Development Senior Notes 5.50% due 11/25/2013	$150,000	$158,850
Telecom Services — 0.1%
Wind Acquisition Finance SA Sec. Notes 11.75% due 07/15/2017*	100,000	94,250
Telephone-Integrated — 0.1%
France Telecom SA Senior Notes 4.13% due 09/14/2021	21,000	23,229
Koninklijke KPN NV Senior Notes 8.38% due 10/01/2030	5,000	6,687
Telecom Italia Capital SA Company Guar. Notes 6.18% due 06/18/2014	10,000	10,525
Telefonica Emisiones SAU Company Guar. Notes 5.46% due 02/16/2021	10,000	9,800
Telefonica Emisiones SAU Company Guar. Notes 6.22% due 07/03/2017	25,000	26,125
		76,366
Television — 0.0%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	35,000	36,575
Total Foreign Corporate Bonds & Notes (cost $2,414,265)		2,593,142
LOANS(11)(12) — 0.1%
Casino Hotels — 0.0%
Caesars Entertainment Corp FRS 5.49% due 01/28/2018.	50,000	45,571
Electric-Integrated — 0.1%
TXU Energy 4.76% due 10/10/2017	90,398	67,561
Total Loans (cost $127,184)		113,132
MUNICIPAL BONDS & NOTES — 0.1%
Municipal Bonds — 0.1%
North Texas Tollway Authority Revenue Bonds Series B 6.72% due 01/01/2050	25,000	33,915
Ohio State University Revenue Bonds 4.91% due 06/01/2040	15,000	17,733
State of California General Obligations Bonds 7.50% due 04/01/2034	30,000	39,542
State of Illinois General Obligation Bonds 4.07% due 01/01/2014	35,000	36,193

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
Municipal Bonds (continued)
State of Illinois General Obligation Bonds 4.42% due 01/01/2015	$10,000	$10,581
Total Municipal Bonds & Notes (cost $115,208)		137,964
U.S. GOVERNMENT AGENCIES — 2.0%
Federal Home Loan Mtg. Corp. — 0.7%
3.00% due October TBA	1,000,000	1,054,219
5.50% due 04/01/2020	76,779	83,952
5.50% due 06/01/2035	19,271	21,145
7.50% due 10/01/2029	13,896	16,729
Federal Home Loan Mtg. Corp., REMIC Series 2990, Class LB 16.38% due 06/15/2034(8)(9)	42,074	61,103
Series 3065, Class DC 19.20% due 03/15/2035(8)(9)	52,475	75,192
Federal Home Loan Mtg. Corp., Structured Pass-Through VRS Series T-51, Class 1AIO 0.00% due 09/25/2043(4)(8)	77,228	0
Series T-56, Class 2IO 0.13% due 05/25/2043(2)(4)(8)	138,327	432
Series T-56, Class 1IO 0.30% due 05/25/2043(2)(4)(8)	150,822	1,134
Series T-56, Class 3IO 0.48% due 05/25/2043(2)(4)(8)	115,388	1,514
Series T-56, Class AIO 0.52% due 05/25/2043(4)(8)	239,340	5,258
		1,320,678
Federal National Mtg. Assoc. — 1.2%
3.00% due October TBA	1,000,000	1,052,969
4.00% due 05/01/2019	225,725	242,281
4.00% due 09/01/2020	33,533	36,034
4.50% due 04/01/2018	13,935	15,076
4.50% due 03/01/2020	15,689	16,971
4.50% due 04/01/2020	27,586	29,837
4.50% due 09/01/2020	20,039	21,675
4.50% due 11/01/2020	17,422	18,844
5.00% due 03/01/2021	5,392	5,881
5.50% due 03/01/2018	10,642	11,576
6.00% due 06/01/2036	11,154	12,440
6.50% due 01/01/2036	2,209	2,514
6.50% due 06/01/2036	76,685	87,264
6.50% due 07/01/2036	23,854	27,164
6.50% due 09/01/2036	88,868	101,200
6.50% due 11/01/2036	46,404	52,492
7.00% due 06/01/2033	16,754	20,093
7.00% due 04/01/2035	20,550	24,615
7.50% due 04/01/2024	17,942	21,085
Federal National Mtg. Assoc., REMIC VRS Series 2001-50, Class BI 0.41% due 10/25/2041(4)(8)	218,357	3,067
Security Description	Shares/ Principal Amount(14)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
Federal National Mtg. Assoc., REMIC Series 2005-75, Class GS 19.60% due 08/25/2035(8)(9)	$34,678	$50,432
Series 2005-122, Class SE 22.34% due 11/25/2035(8)(9)	35,420	54,741
Series 3072, Class SM 22.99% due 11/15/2035(8)(9)	44,257	68,953
Series 2006-8, Class HP 23.77% due 03/25/2036(8)(9)	43,550	70,348
		2,047,552
Government National Mtg. Assoc. — 0.1%
6.50% due 08/20/2037	65,624	75,645
6.50% due 09/20/2037	16,161	18,628
		94,273
Total U.S. Government Agencies (cost $3,286,573)		3,462,503
U.S. GOVERNMENT TREASURIES — 1.3%
United States Treasury Bonds — 0.1%
5.25% due 02/15/2029	100,000	140,250
United States Treasury Notes — 1.2%
0.63% due 08/31/2017	300,000	300,188
2.38% due 08/31/2014	1,550,000	1,612,908
3.50% due 02/15/2018	100,000	114,695
		2,027,791
Total U.S. Government Treasuries (cost $2,158,581)		2,168,041
EXCHANGE-TRADED FUNDS — 1.0%
iShares FTSE A50 China Index ETF	20,900	26,253
SPDR S&P 500 ETF Trust, Series 1	12,010	1,728,599
SPDR S&P MidCap 400 ETF Trust	300	53,976
Total Exchange-Traded Funds (cost $1,832,001)		1,808,828
EQUITY CERTIFICATES — 0.3%
Auto-Cars/Light Trucks — 0.0%
UBS AG — Tata Motors, Ltd.(13)	11,211	56,739
Banks-Commercial — 0.1%
UBS AG — ICICI Bank, Ltd.(2)(13)	2,927	58,757
Electric-Transmission — 0.0%
UBS AG — Power Grid Corp.(13)	20,281	46,228
Finance-Mortgage Loan/Banker — 0.1%
UBS AG — Housing Development Finance Corp.(13)	8,510	124,660
UBS AG — LIC Housing Finance, Ltd.(13)	12,308	65,609
		190,269
Oil Companies-Exploration & Production — 0.0%
UBS AG — Cairne India, Ltd.(13)	8,757	54,838

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Shares/ Principal Amount(14)	Value (Note 2)
EQUITY CERTIFICATES (continued)
Pharmacy Services — 0.1%
UBS AG — Glenmark Pharmacy(13)	8,536	$67,970
Total Equity Certificates (cost $431,737)		474,801
WARRANTS — 0.0%
Energy-Alternate Sources — 0.0%
Aventine Renewable Energy Holdings Expires 03/15/15 (Strike price $0.06)(1)(13)	61	0
Rubber/Plastic Products — 0.0%
Hartelega Holdings Bhd Expires 05/29/15 (Strike price MYR 4.14)	660	248
Semiconductor Equipment — 0.0%
Tower Semiconductor, Ltd. Expires 06/30/15 (Strike price $0.18)(1)(13)	6,345	1,269
Total Warrants (cost $1,115)		1,517
RIGHTS — 0.0%
Oil Companies-Intergrated — 0.0%
Repsol SA Expired 09/21/2012 (cost $0)	61	10
Total Long-Term Investment Securities (cost $142,847,887)		157,494,783
SHORT-TERM INVESTMENT SECURITIES — 5.0%
U.S. Government Treasuries — 5.0%
United States Treasury Bills 0.08% due 03/07/2013(17)	$15,000	14,992
0.09% due 10/18/2012(17)	2,861,000	2,860,881
0.10% due 11/15/2012(17)	442,000	441,943
0.10% due 12/06/2012	5,000,000	4,999,290
0.10% due 01/10/2013(17)	140,000	139,969
0.11% due 01/10/2013(17)	182,000	181,959
Total Short-Term Investment Securities (cost $8,638,781)		8,639,034
REPURCHASE AGREEMENT — 3.7%
Agreement with Deutsche Bank Securities, Inc., bearing interest at 0.14%, dated 09/28/2012, to be repurchased 10/01/2012 in the amount of $6,480,076 and collateralized by $6,519,000 of United States Treasury Notes, bearing interest at 1.25% due 03/15/2014 and having an approximate value of $6,618,741 (cost $6,480,000)	6,480,000	$6,480,000
TOTAL INVESTMENTS (cost $157,966,668)(10)	99.6%	172,613,817
Other assets less liabilities	0.4	655,461
NET ASSETS	100.0%	$173,269,278

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2012, the aggregate value of these securities was $5,557,866 representing 2.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(2)  Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 2.

(3)  Commercial Mortgage Backed Security

(4)  Interest Only

(5)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(6)  PIK ("Payment in Kind") Security — Income may be paid in additional securities or cash at the discretion of the issuer.

(7)  Bond in default

(8)  Collateralized Mortgage Obligation

(9)  Inverse Floating Rate Security that pays interest rates that vary inversely to changes in the market interest rates. The interest rate shown is the current interest rate at September 30, 2012.

(10)  See Note 4 for cost of investments on a tax basis.

(11)  The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(12)  Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(13)  Illiquid security. At September 30, 2012, the aggregate value of these securities was $1,891,136 representing 1.1% of net assets.

(14)  Denominated in United States dollars unless otherwise indicated

(15)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30,

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited)

2012, the Asset Allocation: Diversified Growth Portfolio held the following restricted securities:

Name	Acquisition Date	Shares/ Par	Acquisition Cost	Value	Value per Share	% of Net Assets
Deepocean Group(Shell) Common Stock	01/05/2010	1,109	$23,882	$16,635	$15.00	0.01%

(16)  Company has filed for Chapter 11 bankruptcy protection.

(17)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(18)  Security currently paying interest/dividends in form of additional securities

ADR — American Depository Receipt

BATS — Better Alternative Trading System

CAD — Canadian Dollar

CVA — Certification Van Aandelen (Dutch Cert.)

CVR — Contingent Value Recovery

GDR — Global Depository Receipt

MYR — Malaysian Ringgit

NVDR — Non-Voting Depository Receipt

REMIC — Real Estate Mortgage Investment Conduit

SDR — Swedish Depository Receipt

TBA —Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown for FRS and VRS are the current interest rates at September 30, 2012 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2012	Unrealized Appreciation (Depreciation)
146	Short	Euro Stoxx 50	December 2012	$4,776,736	$4,606,004	$170,732
60	Short	FTSE 100 Index	December 2012	5,647,599	5,535,209	112,390
13	Long	Mini MSCI EAFE Index	December 2012	1,004,521	973,830	(30,691)
11	Short	MSCI Singapore Index	October 2012	633,181	631,030	2,151
46	Short	Nasdaq 100 E-Mini Index	December 2012	2,576,839	2,568,640	8,199
81	Short	OMXS 30 Index	October 2012	1,359,619	1,325,585	34,034
28	Short	Russell 2000 Mini Index	December 2012	2,355,350	2,336,320	19,030
234	Long	S&P 500 E-Mini Index	December 2012	16,761,420	16,780,140	18,720
176	Short	S&P 500 E-Mini Index	December 2012	12,606,880	12,620,960	(14,080)
91	Long	S&P Mid 400 E-Mini Index	December 2012	9,130,064	8,977,150	(152,914)
8	Long	SPI 200	December 2012	912,409	909,505	(2,904)
14	Short	SPI 200	December 2012	1,598,532	1,591,634	6,898
42	Short	TOPIX Index	December 2012	3,901,846	3,955,664	(53,818)
18	Long	U.S. Long Bonds	December 2012	2,700,844	2,688,750	(12,094)
7	Long	U.S. Treasury 2 YR Notes	December 2012	1,542,953	1,543,719	766
42	Short	U.S. Treasury 2 YR Notes	December 2012	9,257,718	9,262,312	(4,594)
41	Long	U.S. Treasury 5 YR Notes	December 2012	5,090,087	5,109,945	19,858
51	Short	U.S. Treasury 5 YR Notes	December 2012	6,331,570	6,356,273	(24,703)
64	Long	U.S. Treasury 10 YR Notes	December 2012	8,503,000	8,543,000	40,000
22	Short	U.S. Treasury 10 YR Notes	December 2012	2,922,625	2,936,656	(14,031)
1	Long	U.S. Ultra Bonds	December 2012	167,110	165,219	(1,891)
						$121,058

Total Return Swap Contracts@

Swap Counterparty	Notional Amount (000's)	Termination Date	Fixed Payments Received (Paid) by Portfolio	Total Return Received or Paid by Portfolio	Gross Unrealized Appreciation (Depreciation)
Citibank N.A	$7,098	02/13/13	(3 Month USD LIBOR-BBA plus 10 bps)	Citibank U.S. Equity Custom Basket	$193,609
JP Morgan Securities, Inc.	4,081	10/22/12	(3 Month USD LIBOR-BBA minus 4 bps)	iShares MSCI Emerging Market Index	409,568
					$603,177
Citibank N.A6,098		02/13/13	3 Month USD LIBOR-BBA minus 15 bps	Russell 1000 Index Total Return	$(184,651)
Net Unrealized Appreciation (Depreciation)					$418,526

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited)

BBA — British Banker's Association

LIBOR — London Interbank Offered Rate

@  Fair valued swap contracts. Total return swap contracts are classified as Level 2 based on swaps valuation inputs. See Note 2.

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	EUR	3,360,800	USD	4,230,894	10/17/12	$—	$(88,535)
	SEK	6,699,300	USD	995,468	10/17/12	—	(23,952)
	USD	23,168	GBP	14,600	10/17/12	407	—
						407	(112,487)
Barclays Bank PLC	USD	54,098	CHF	51,700	10/17/12	888	—
	USD	481,524	EUR	382,400	10/17/12	9,951	—
	USD	1,460,535	GBP	919,900	10/17/12	24,852	—
	USD	18,153	NOK	105,500	10/17/12	253	—
	USD	18,354	SEK	123,500	10/17/12	439	—
						36,383	—
Citibank N.A.	CAD	244,400	USD	247,581	10/17/12	—	(936)
	CHF	971,900	USD	1,017,377	10/17/12	—	(16,292)
	SGD	477,500	USD	382,784	10/17/12	—	(6,306)
	USD	91,781	DKK	542,300	10/17/12	1,721	—
	USD	469,870	GBP	296,000	10/17/12	8,089	—
						9,810	(23,534)
Credit Suisse AG	AUD	24,200	USD	24,697	10/17/12	—	(375)
	USD	372,863	CHF	356,200	10/17/12	5,975	—
	USD	957,529	EUR	761,800	10/17/12	21,565	—
	USD	1,097,907	GBP	691,900	10/17/12	19,323	—
	USD	519,162	JPY	40,670,100	10/17/12	2,047	—
	USD	395,287	NOK	2,296,500	10/17/12	5,354	—
						54,264	(375)
Deutsche Bank AG	USD	25,845	CHF	24,700	10/17/12	425	—
	USD	1,157,858	EUR	919,300	10/17/12	23,661	—
						24,086	—
Goldman Sachs International	JPY	103,642,900	USD	1,321,622	10/17/12	—	(6,616)
	USD	1,033,851	EUR	821,700	10/17/12	22,230	—
	USD	100,085	NOK	577,400	10/17/12	722	—
						22,952	(6,616)
HSBC Bank USA, N.A.	AUD	172,500	USD	175,966	10/17/12	—	(2,747)
	GBP	1,018,800	USD	1,617,783	10/17/12	—	(27,301)
	HKD	247,700	USD	31,935	10/17/12	—	(10)
	USD	850,080	CHF	812,600	10/17/12	14,164	—
	USD	412,082	EUR	327,100	10/17/12	8,319	—
	USD	330,435	JPY	25,897,000	10/17/12	1,449	—
	USD	10,853	NOK	63,000	10/17/12	138	—
	USD	289,529	SGD	361,200	10/17/12	4,794	—
						28,864	(30,058)
JPMorgan Chase Bank	USD	158,129	AUD	155,000	10/17/12	2,454	—
	USD	1,187,441	GBP	747,900	10/17/12	20,213	—
	USD	243,918	HKD	1,892,000	10/17/12	84	—
	USD	356,623	NOK	2,067,700	10/17/12	4,102	—
	USD	1,128,099	SEK	7,585,900	10/17/12	26,233	—
	USD	88,814	SGD	110,800	10/17/12	1,471	—
						54,557	—

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited)

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Royal Bank of Scotland PLC	USD	58,780	CHF	56,200	10/17/12	$991	$—
	USD	764,331	JPY	59,926,600	10/17/12	3,660	—
						4,651	—
State Street Bank And Trust Co.	CAD	296,300	USD	300,127	10/17/12	—	(1,166)
	USD	634,168	EUR	503,900	10/17/12	13,464	—
	USD	10,882	ILS	43,900	10/17/12	316	—
						13,780	(1,166)
UBS AG	GBP	1,354,400	USD	2,150,510	10/17/12	—	(36,476)
	NOK	5,630,400	USD	969,086	10/17/12	—	(13,179)
	USD	127,538	CHF	121,900	10/17/12	2,109	—
	USD	1,443,844	EUR	1,146,800	10/17/12	30,067	—
	ZAR	1,841,800	USD	222,440	10/17/12	1,606	—
						33,782	(49,655)
Westpac Banking Corp.	EUR	1,521,300	USD	1,915,225	10/17/12	—	(40,008)
Net Unrealized Appreciation (Depreciation)						$283,536	$(263,899)

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro Dollar
GBP — Pound Sterling
HKD — Hong Kong Dollar
ILS — Israeli Shekel
JPY — Japanese Yen
NOK — Norwegian Krone
SEK — Swedish Krona
SGO — Singapore Dollar
USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Advertising Services	$275,153	$—	$1	$275,154
Agricultural Operations	160,662	—	645	161,307
Banks-Commercial	3,899,014	—	0	3,899,014
Casino Hotels	489,044	—	48	489,092
Industrial Automated/Robotic	69,032	—	16,635	85,667
Oil Refining & Marketing	1,260,718	—	0	1,260,718
Oil-Field Services	1,184,460	—	6,699	1,191,159
Transport-Rail	412,430	42,121	—	454,551
Other Industries*	118,625,219	—	—	118,625,219
Convertible Preferred Stock
Finance-Investment Banker/Broker	—	0	—	0
Other Industries*	60,924	—	—	60,924
Preferred Stock
Diversified Banking Institutions	43,692	26,193	—	69,885
Other Industries*	471,799	—	—	471,799
Asset Backed Securities	—	1,695,471	—	1,695,471
Convertible Bonds & Notes	—	67,918	—	67,918
U.S. Corporate Bonds & Notes
Airlines	23,698	—	50,794	74,492
Electric-Generation	206,550	—	19,725	226,275
Recycling	—	—	2	2
Other Industries*	—	17,626,198	—	17,626,198
Foreign Corporate Bonds & Notes	—	2,593,142	—	2,593,142
Loans	—	113,132	—	113,132
Municipal Bonds & Notes	—	137,964	—	137,964
U.S. Government Agencies	—	3,462,503	—	3,462,503
U.S. Government Treasuries	—	2,168,041	—	2,168,041
Exchange-Traded Funds	1,808,828	—	—	1,808,828
Equity Certificates	—	474,801	—	474,801

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Warrants
Energy-Alternate Sources	$—	$—	$0	$0
Rubber/Plastic Products	248	—	—	248
Semiconductor Equiptment	—	—	1,269	1,269
Rights	10	—	—	10
Short-Term Investment Securities:
U.S. Government Treasuries	—	8,639,034	—	8,639,034
Repurchase Agreement	—	6,480,000	—	6,480,000
Other Financial Instruments:+
Open Futures Contracts - Appreciation	432,778	—	—	432,778
Total Return Swaps - Appreciation	—	603,177	—	603,177
Open Forward Foreign Currency Contracts - Appreciation	—	283,536	—	283,536
Total	$129,424,259	$44,413,231	$95,818	$173,933,308
Liabilities:
Other Financial Instruments:+
Open Futures Contracts - Depreciation	$311,720	$—	$—	$311,720
Total Return Swaps - Depreciation	—	184,651	—	184,651
Open Forward Foreign Currency Contracts—Depreciation	—	263,899	—	263,899
Total	$311,720	$448,550	$—	$760,270

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by classification, please refer to the Portfolio of Investments.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Stock Portfolio

PORTFOLIO PROFILE — September 30, 2012 (unaudited)

Industry Allocation*
Computers	12.2%
Web Portals/ISP	6.7
E-Commerce/Products	5.9
Registered Investment Companies	3.4
Finance-Credit Card	3.1
Medical-Biomedical/Gene	3.1
Commercial Services-Finance	3.0
Retail-Restaurants	2.9
Wireless Equipment	2.7
Semiconductor Components-Integrated Circuits	2.6
E-Commerce/Services	2.5
Diversified Manufacturing Operations	2.3
Real Estate Investment Trusts	2.1
Oil Companies-Exploration & Production	2.0
Applications Software	2.0
Distribution/Wholesale	1.9
Transport-Services	1.7
Investment Management/Advisor Services	1.7
Industrial Gases	1.7
Transport-Rail	1.7
Computer Services	1.6
Metal Processors & Fabrication	1.5
Medical-Drugs	1.5
Pharmacy Services	1.4
Hotels/Motels	1.4
Retail-Discount	1.1
Machinery-General Industrial	1.1
Medical Products	1.1
Medical-Wholesale Drug Distribution	1.0
Coatings/Paint	1.0
Retail-Building Products	0.9
Retail-Drug Store	0.9
Building-Residential/Commercial	0.9
Multimedia	0.9
Retail-Auto Parts	0.9
Casino Hotels	0.8
Internet Application Software	0.8
Computers-Memory Devices	0.8
Athletic Footwear	0.7
Electronic Components-Semiconductors	0.7
Telecommunication Equipment	0.7
Oil-Field Services	0.7
Internet Content-Information/News	0.7
Apparel Manufacturers	0.7
Pipelines	0.7
Medical-HMO	0.6
Oil Field Machinery & Equipment	0.6
Internet Content-Entertainment	0.6
Aerospace/Defense	0.6
Medical Instruments	0.6
Web Hosting/Design	0.5
Retail-Apparel/Shoe	0.5
Computer Software	0.5
Retail-Automobile	0.5
Computers-Integrated Systems	0.5
Cruise Lines	0.4
Beverages-Non-alcoholic	0.4
Electronic Measurement Instruments	0.4
Finance-Other Services	0.4
Transport-Truck	0.4
Banks-Super Regional	0.4%
Machinery-Farming	0.4
Chemicals-Specialty	0.4
Enterprise Software/Service	0.4
Computer Aided Design	0.3
Food-Retail	0.3
Motorcycle/Motor Scooter	0.3
Retail-Gardening Products	0.2
Airlines	0.2
Cable/Satellite TV	0.1
100.2%

*  Calculated as a percentage of net assets

Seasons Series Trust Stock Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCK — 96.6%
Aerospace/Defense — 0.6%
Boeing Co.	12,300	$856,326
Airlines — 0.2%
United Continental Holdings, Inc.†	12,300	239,850
Apparel Manufacturers — 0.7%
Prada SpA	61,200	457,774
Ralph Lauren Corp.	3,100	468,813
		926,587
Applications Software — 2.0%
Check Point Software Technologies, Ltd.†	7,500	361,200
Nuance Communications, Inc.†	17,200	428,108
Red Hat, Inc.†	14,500	825,630
Salesforce.com, Inc.†	7,400	1,129,906
		2,744,844
Athletic Footwear — 0.7%
NIKE, Inc., Class B	10,800	1,025,028
Banks-Super Regional — 0.4%
US Bancorp	15,900	545,370
Beverages-Non-alcoholic — 0.4%
Monster Beverage Corp.†	11,100	601,176
Building-Residential/Commercial — 0.9%
D.R. Horton, Inc.	30,500	629,520
Lennar Corp., Class A	18,100	629,337
		1,258,857
Cable/Satellite TV — 0.1%
Charter Communications, Inc., Class A†	2,100	157,647
Casino Hotels — 0.8%
Las Vegas Sands Corp.	23,500	1,089,695
MGM Resorts International†	6,100	65,575
		1,155,270
Chemicals-Specialty — 0.4%
Ecolab, Inc.	7,900	511,999
Coatings/Paint — 1.0%
Sherwin-Williams Co.	9,400	1,399,754
Commercial Services-Finance — 3.0%
Alliance Data Systems Corp.†	2,000	283,900
Mastercard, Inc., Class A	8,700	3,927,876
		4,211,776
Computer Aided Design — 0.3%
Autodesk, Inc.†	14,300	477,191
Computer Services — 1.6%
Accenture PLC, Class A	22,000	1,540,660
IHS, Inc., Class A†	6,300	613,305
		2,153,965
Computer Software — 0.5%
Akamai Technologies, Inc.†	18,000	688,680
Computers — 12.2%
Apple, Inc.	25,300	16,881,678
Security Description	Shares	Value (Note 2)
Computers-Integrated Systems — 0.5%
Teradata Corp.†	8,600	$648,526
Computers-Memory Devices — 0.8%
EMC Corp.†	38,000	1,036,260
Cruise Lines — 0.4%
Carnival PLC	16,519	608,987
Distribution/Wholesale — 1.9%
Fastenal Co.	38,200	1,642,218
Fossil, Inc.†	6,200	525,140
WW Grainger, Inc.	2,400	500,088
		2,667,446
Diversified Manufacturing Operations — 2.3%
Danaher Corp.	58,800	3,242,820
E-Commerce/Products — 5.9%
Amazon.com, Inc.†	22,100	5,620,472
eBay, Inc.†	52,900	2,560,889
		8,181,361
E-Commerce/Services — 2.5%
priceline.com, Inc.†	5,700	3,526,761
Electronic Components-Semiconductors — 0.7%
Broadcom Corp., Class A	29,000	1,002,820
Electronic Measurement Instruments — 0.4%
Trimble Navigation, Ltd.†	12,400	590,984
Enterprise Software/Service — 0.4%
Informatica Corp.†	14,400	501,264
Finance-Credit Card — 3.1%
American Express Co.	30,200	1,717,172
Visa, Inc., Class A	19,200	2,578,176
		4,295,348
Finance-Other Services — 0.4%
IntercontinentalExchange, Inc.†	4,200	560,322
Food-Retail — 0.3%
Whole Foods Market, Inc.	4,400	428,560
Hotels/Motels — 1.4%
Marriott International, Inc., Class A	24,042	940,042
Starwood Hotels & Resorts Worldwide, Inc.	16,500	956,340
		1,896,382
Industrial Gases — 1.7%
Praxair, Inc.	22,400	2,326,912
Internet Application Software — 0.8%
Tencent Holdings, Ltd.	32,700	1,117,545
Internet Content-Entertainment — 0.6%
Facebook, Inc., Class A†(1)(2)(3)	14,280	293,840
Facebook, Inc., Class B†(1)(2)(3)	27,505	565,970
		859,810
Internet Content-Information/News — 0.7%
LinkedIn Corp., Class A†	7,900	951,160
Investment Management/Advisor Services — 1.7%
Franklin Resources, Inc.	10,500	1,313,235
Invesco, Ltd.	41,000	1,024,590
		2,337,825

Seasons Series Trust Stock Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Machinery-Farming — 0.4%
Deere & Co.	6,300	$519,687
Machinery-General Industrial — 1.1%
Babcock & Wilcox Co.†	11,550	294,179
Roper Industries, Inc.	10,800	1,186,812
		1,480,991
Medical Instruments — 0.6%
Edwards Lifesciences Corp.†	7,600	816,012
Medical Products — 1.1%
Baxter International, Inc.	9,100	548,366
Covidien PLC	2,500	148,550
Stryker Corp.	13,800	768,108
		1,465,024
Medical-Biomedical/Gene — 3.1%
Alexion Pharmaceuticals, Inc.†	9,900	1,132,560
Biogen Idec, Inc.†	7,600	1,134,148
Celgene Corp.†	7,100	542,440
Gilead Sciences, Inc.†	15,000	994,950
Regeneron Pharmaceuticals, Inc.†	3,100	473,246
		4,277,344
Medical-Drugs — 1.5%
Allergan, Inc.	5,700	522,006
Novo Nordisk A/S, Class B	4,445	702,205
Valeant Pharmaceuticals International, Inc.†	14,200	784,834
		2,009,045
Medical-HMO — 0.6%
UnitedHealth Group, Inc.	15,900	881,019
Medical-Wholesale Drug Distribution — 1.0%
McKesson Corp.	16,400	1,410,892
Metal Processors & Fabrication — 1.5%
Precision Castparts Corp.	12,800	2,090,752
Motorcycle/Motor Scooter — 0.3%
Harley-Davidson, Inc.	9,600	406,752
Multimedia — 0.9%
Walt Disney Co.	23,100	1,207,668
Oil Companies-Exploration & Production — 2.0%
EOG Resources, Inc.	9,400	1,053,270
Occidental Petroleum Corp.	9,100	783,146
Pioneer Natural Resources Co.	2,800	292,320
Range Resources Corp.	9,500	663,765
		2,792,501
Oil Field Machinery & Equipment — 0.6%
FMC Technologies, Inc.†	18,700	865,810
Oil-Field Services — 0.7%
Schlumberger, Ltd.	13,600	983,688
Pharmacy Services — 1.4%
Catamaran Corp.†	6,776	663,845
Express Scripts Holding Co.†	20,500	1,284,735
		1,948,580
Pipelines — 0.7%
Williams Cos., Inc.	26,200	916,214
Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts — 2.1%
American Tower Corp.	40,800	$2,912,712
Retail-Apparel/Shoe — 0.5%
Ross Stores, Inc.	10,900	704,140
Retail-Auto Parts — 0.9%
AutoZone, Inc.†	3,200	1,182,944
Retail-Automobile — 0.5%
CarMax, Inc.†	23,000	650,900
Retail-Building Products — 0.9%
Home Depot, Inc.	21,500	1,297,955
Retail-Discount — 1.1%
Costco Wholesale Corp.	10,900	1,091,362
Dollar Tree, Inc.†	9,000	434,475
		1,525,837
Retail-Drug Store — 0.9%
CVS Caremark Corp.	26,300	1,273,446
Retail-Gardening Products — 0.2%
Tractor Supply Co.	2,600	257,114
Retail-Restaurants — 2.9%
Chipotle Mexican Grill, Inc.†	3,600	1,143,144
Starbucks Corp.	46,900	2,380,175
Yum! Brands, Inc.	6,900	457,746
		3,981,065
Semiconductor Components-Integrated Circuits — 2.6%
QUALCOMM, Inc.	57,900	3,618,171
Telecommunication Equipment — 0.7%
Juniper Networks, Inc.†	57,900	990,669
Transport-Rail — 1.7%
Kansas City Southern	12,700	962,406
Union Pacific Corp.	11,300	1,341,310
		2,303,716
Transport-Services — 1.7%
FedEx Corp.	13,300	1,125,446
United Parcel Service, Inc., Class B	17,000	1,216,690
		2,342,136
Transport-Truck — 0.4%
J.B. Hunt Transport Services, Inc.	10,500	546,420
Web Hosting/Design — 0.5%
Rackspace Hosting, Inc.†	10,800	713,772
Web Portals/ISP — 6.5%
Baidu, Inc. ADR†	13,900	1,623,798
Google, Inc., Class A†	9,600	7,243,200
Twitter, Inc.†(1)(3)(4)	6,539	83,307
		8,950,305
Wireless Equipment — 2.7%
Crown Castle International Corp.†	58,000	3,717,800
Total Common Stock (cost $85,938,640)		133,658,172

Seasons Series Trust Stock Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
CONVERTIBLE PREFERRED STOCK — 0.2%
E-Commerce/Services — 0.0%
Living Social, Inc., Class F†(1)(3)(4)	11,949	$30,838
Web Portals/ISP — 0.2%
Twitter, Inc., Series A†(1)(3)(4)	17	217
Twitter, Inc., Series B†(1)(3)(4)	4,311	54,922
Twitter, Inc., Series C†(1)(3)(4)	1,165	14,842
Twitter, Inc., Series D†(1)(3)(4)	2,510	31,977
Twitter, Inc., Series F†(1)(3)(4)	729	9,287
Twitter, Inc., Series G2†(1)(3)(4)	10,689	136,178
		247,423
Total Convertible Preferred Stock (cost $403,893)		278,261
Total Long-Term Investment Securities (cost $86,342,533)		133,936,433
SHORT-TERM INVESTMENT SECURITIES — 3.4%
Registered Investment Companies — 3.4%
T. Rowe Price Reserve Investment Fund (cost $4,674,250)	4,674,250	4,674,250
TOTAL INVESTMENTS (cost $91,016,783)(5)	100.2%	138,610,683
Liabilities in excess of other assets	(0.2)	(226,745)
NET ASSETS	100.0%	$138,383,938

†  Non-income producing security

(1)  Illiquid security. At September 30, 2012, the aggregate value of these securities was $1,221,378 representing 0.9% of net assets.

(2)  Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 2.

(3)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2012, the Stock Portfolio held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Facebook, Inc. Class A Common Stock	08/12/11	11,080	$345,110
	12/29/11	3,200	87,200
		14,280	432,310	$293,840	$20.58	0.21%

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Facebook, Inc. Class B Common Stock	03/31/11	24,148	$603,700
	05/19/11	3,357	84,083
		27,505	687,783	$565,970	$20.58	0.41%
Living Social, Inc Class F Convertible Preferred Stock	11/18/11	11,949	91,888	30,838	2.58	0.02
Twitter, Inc. Common Stock	09/13/11	6,539	105,236	83,307	12.74	0.06
Twitter, Inc. Series A Convertible Preferred Stock	09/13/11	17	273	217	12.76	0.00
Twitter, Inc. Series B Convertible Preferred Stock	09/13/11	265	4,265
	03/30/12	4,046	64,736
		4,311	69,001	54,922	12.74	0.04
Twitter, Inc. Series C Convertible Preferred Stock	09/13/11	68	1,094
	03/30/12	1,097	17,552
		1,165	18,646	14,842	12.74	0.01
Twitter, Inc. Series D Convertible Preferred Stock	09/13/11	2,510	40,395	31,977	12.74	0.02
Twitter, Inc. Series F Convertible Preferred Stock	03/30/12	729	11,664	9,287	12.74	0.01
Twitter, Inc. Series G2 Convertible Preferred Stock	07/28/11	10,689	172,025	136,178	12.74	0.10
				$1,221,378		0.88%

(4)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(5)  See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

Seasons Series Trust Stock Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Computers	$16,881,678	$—	$—	$16,881,678
E-Commerce/Products	8,181,361	—	—	8,181,361
Internet Content-Entertainment	—	859,810	—	859,810
Web Portals/ISP	8,866,998	—	83,307	8,950,305
Other Industries*	98,785,018	—	—	98,785,018
Convertible Preferred Stock:	—	—	278,261	278,261
Short-Term Investment Securities:
Registered Investment Companies	4,674,250	—	—	4,674,250
Total	$137,389,305	$859,810	$361,568	$138,610,683

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Common Stock	Convertible Preferred Stock
Balance as of 3/31/2012	$1,406,106	$374,400
Accrued discounts	—	—
Accrued premiums	—	—
Realized gain	—	—
Realized loss	—	—
Change in unrealized appreciation(1)	—	—
Change in unrealized depreciation(1)	(462,989)	(96,139)
Net purchases	—	—
Net sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	(859,810)
Balance as of 9/30/2012	$83,307	$278,261

(1)  The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to Level 3 investments still held at September 30, 2012 includes:

Common Stock	Convertible Preferred Stock
$(21,317)	$(96,139)

At the end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO PROFILE — September 30, 2012 (unaudited)

Industry Allocation*
Computers	9.8%
Medical-Biomedical/Gene	5.4
E-Commerce/Products	4.8
Medical-Drugs	3.9
Applications Software	3.2
Retail-Apparel/Shoe	2.9
Web Portals/ISP	2.6
Multimedia	2.5
Oil-Field Services	2.4
Pharmacy Services	2.3
Wireless Equipment	2.2
Retail-Discount	2.1
Enterprise Software/Service	2.1
Semiconductor Components-Integrated Circuits	1.9
Real Estate Investment Trusts	1.9
Transport-Services	1.9
Beverages-Non-alcoholic	1.9
Oil Companies-Integrated	1.9
Cosmetics & Toiletries	1.7
Computers-Memory Devices	1.7
Commercial Paper	1.6
Industrial Automated/Robotic	1.6
Retail-Restaurants	1.5
Commercial Services-Finance	1.4
Tobacco	1.3
Computer Services	1.3
Electronic Components-Semiconductors	1.3
Athletic Footwear	1.2
Oil Companies-Exploration & Production	1.2
Finance-Credit Card	1.1
Diversified Manufacturing Operations	1.0
Casino Hotels	0.9
Metal Processors & Fabrication	0.9
Metal-Diversified	0.9
Industrial Gases	0.9
Beverages-Wine/Spirits	0.9
Finance-Other Services	0.9
Retail-Jewelry	0.8
Electronic Connectors	0.8
Medical Instruments	0.8
Instruments-Controls	0.7
Insurance-Life/Health	0.7
Vitamins & Nutrition Products	0.7
Commercial Services	0.6
Exchange-Traded Funds	0.6
Electronic Components-Misc.	0.6
Real Estate Management/Services	0.6
Hotels/Motels	0.5
E-Commerce/Services	0.5
Medical-Generic Drugs	0.5
Web Hosting/Design	0.5
Apparel Manufacturers	0.5
Investment Management/Advisor Services	0.5
Medical Products	0.5
Food-Misc./Diversified	0.4
Chemicals-Specialty	0.4
Machinery-Construction & Mining	0.4
Oil Field Machinery & Equipment	0.4
Repurchase Agreements	0.4
Aerospace/Defense	0.4
Transport-Rail	0.4%
Medical-HMO	0.4
Brewery	0.4
Chemicals-Diversified	0.4
Banks-Fiduciary	0.4
Agricultural Chemicals	0.3
Electric-Integrated	0.3
Electronic Measurement Instruments	0.3
Telephone-Integrated	0.3
Broadcast Services/Program	0.3
Cable/Satellite TV	0.3
Aerospace/Defense-Equipment	0.2
Disposable Medical Products	0.2
Retail-Building Products	0.2
Consumer Products-Misc.	0.2
Retail-Major Department Stores	0.2
Pipelines	0.2
Machinery-Farming	0.2
Distribution/Wholesale	0.2
Internet Content-Entertainment	0.1
Gold Mining	0.1
Insurance-Property/Casualty	0.1
Electric Products-Misc.	0.1
Retail-Auto Parts	0.1
Instruments-Scientific	0.1
Medical Labs & Testing Services	0.1
Food-Confectionery	0.1
Semiconductor Equipment	0.1
Retail-Bedding	0.1
Oil & Gas Drilling	0.1
Data Processing/Management	0.1
Computers-Integrated Systems	0.1
Coatings/Paint	0.1
Food-Retail	0.1
Engines-Internal Combustion	0.1
Insurance Brokers	0.1
Medical Information Systems	0.1
Coal	0.1
Machinery-General Industrial	0.1
99.2%

*  Calculated as a percentage of net assets

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCK — 96.6%
Advertising Agencies — 0.0%
Omnicom Group, Inc.	2,005	$103,378
Aerospace/Defense — 0.4%
Boeing Co. .	5,460	380,125
General Dynamics Corp.	2,676	176,937
Lockheed Martin Corp.	3,504	327,203
Raytheon Co.	2,506	143,243
Rockwell Collins, Inc.	1,351	72,468
		1,099,976
Aerospace/Defense-Equipment — 0.2%
United Technologies Corp.	7,860	615,359
Agricultural Chemicals — 0.3%
CF Industries Holdings, Inc.	816	181,348
Monsanto Co.	6,936	631,315
Mosaic Co.	2,268	130,659
		943,322
Apparel Manufacturers — 0.5%
Coach, Inc.	3,712	207,946
Prada SpA	115,500	863,936
Ralph Lauren Corp.	795	120,228
VF Corp.	1,144	182,308
		1,374,418
Applications Software — 3.2%
Citrix Systems, Inc.†	2,433	186,295
Intuit, Inc.	3,593	211,556
Microsoft Corp.	227,655	6,779,566
Red Hat, Inc.†	2,512	143,033
Salesforce.com, Inc.†	10,322	1,576,066
		8,896,516
Athletic Footwear — 1.2%
NIKE, Inc., Class B	35,968	3,413,723
Auto/Truck Parts & Equipment-Original — 0.0%
BorgWarner, Inc.†	1,147	79,269
Banks-Fiduciary — 0.4%
Northern Trust Corp.	21,172	982,698
Beverages-Non-alcoholic — 1.9%
Coca-Cola Co.	50,388	1,911,217
Dr Pepper Snapple Group, Inc.	1,425	63,455
Monster Beverage Corp.†	1,998	108,212
PepsiCo, Inc.	43,417	3,072,621
		5,155,505
Beverages-Wine/Spirits — 0.9%
Brown-Forman Corp., Class B	1,971	128,608
Diageo PLC ADR	11,384	1,283,318
Pernod-Ricard SA	8,644	969,837
		2,381,763
Brewery — 0.4%
Anheuser-Busch InBev NV	12,001	1,020,466
Broadcast Services/Program — 0.3%
Discovery Communications, Inc., Class A†	13,099	781,093
Security Description	Shares	Value (Note 2)
Broadcast Services/Program (continued)
Scripps Networks Interactive, Inc., Class A	1,125	$68,884
		849,977
Building Products-Wood — 0.0%
Masco Corp.	1,441	21,687
Building-Residential/Commercial — 0.0%
PulteGroup, Inc.†	1,714	26,567
Cable/Satellite TV — 0.3%
DIRECTV†	8,171	428,650
Time Warner Cable, Inc.	2,711	257,708
		686,358
Casino Hotels — 0.9%
Las Vegas Sands Corp.	18,281	847,690
MGM Resorts International†	144,678	1,555,288
Wynn Resorts, Ltd.	1,034	119,365
		2,522,343
Chemicals-Diversified — 0.4%
Air Products & Chemicals, Inc.	1,818	150,349
E.I. du Pont de Nemours & Co.	8,234	413,923
FMC Corp.	1,787	98,964
LyondellBasell Industries NV, Class A	2,428	125,430
PPG Industries, Inc.	1,987	228,187
		1,016,853
Chemicals-Specialty — 0.4%
Eastman Chemical Co.	955	54,444
Ecolab, Inc.	14,944	968,521
International Flavors & Fragrances, Inc.	1,060	63,155
Sigma-Aldrich Corp.	1,572	113,137
		1,199,257
Coal — 0.1%
CONSOL Energy, Inc.	2,133	64,096
Peabody Energy Corp.	3,492	77,837
		141,933
Coatings/Paint — 0.1%
Sherwin-Williams Co.	1,109	165,141
Commercial Services — 0.6%
Iron Mountain, Inc.	49,443	1,686,501
Commercial Services-Finance — 1.4%
Automatic Data Processing, Inc.	6,306	369,910
Equifax, Inc.	842	39,220
Mastercard, Inc., Class A	7,127	3,217,698
Moody's Corp.	1,334	58,923
Paychex, Inc.	2,143	71,340
Western Union Co.	3,685	67,141
		3,824,232
Computer Aided Design — 0.0%
Autodesk, Inc.†	1,447	48,286
Computer Services — 1.3%
Accenture PLC, Class A	6,196	433,906
Cognizant Technology Solutions Corp., Class A†	3,886	271,709

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Computer Services (continued)
International Business Machines Corp .	13,980	$2,900,151
		3,605,766
Computer Software — 0.0%
Akamai Technologies, Inc.†	2,308	88,304
Computers — 9.8%
Apple, Inc.	40,699	27,156,815
Computers-Integrated Systems — 0.1%
Teradata Corp.†	2,194	165,450
Computers-Memory Devices — 1.7%
EMC Corp.†	108,928	2,970,467
NetApp, Inc.†	44,572	1,465,527
SanDisk Corp.†	3,144	136,544
Seagate Technology PLC	1,288	39,928
		4,612,466
Consumer Products-Misc. — 0.2%
Clorox Co.	1,181	85,091
Kimberly-Clark Corp.	5,139	440,823
		525,914
Containers-Metal/Glass — 0.0%
Ball Corp.	1,128	47,726
Cosmetics & Toiletries — 1.7%
Avon Products, Inc.	39,356	627,728
Colgate-Palmolive Co.	5,801	621,983
Estee Lauder Cos., Inc., Class A	3,124	192,345
Procter & Gamble Co.	46,216	3,205,542
		4,647,598
Data Processing/Management — 0.1%
Dun & Bradstreet Corp.	584	46,498
Fiserv, Inc.†	1,766	130,737
		177,235
Dental Supplies & Equipment — 0.0%
DENTSPLY International, Inc.	1,107	42,221
Patterson Cos., Inc.	564	19,311
		61,532
Dialysis Centers — 0.0%
DaVita, Inc.†	1,108	114,800
Disposable Medical Products — 0.2%
C.R. Bard, Inc.	5,534	579,133
Distribution/Wholesale — 0.2%
Fastenal Co.	2,490	107,045
Fossil, Inc.†	713	60,391
Genuine Parts Co.	1,413	86,235
WW Grainger, Inc.	780	162,529
		416,200
Diversified Manufacturing Operations — 1.0%
3M Co.	6,374	589,085
Cooper Industries PLC	1,248	93,675
Danaher Corp.	31,367	1,729,890
Dover Corp.	1,642	97,683
Illinois Tool Works, Inc.	3,424	203,625
Parker Hannifin Corp.	1,264	105,645
Security Description	Shares	Value (Note 2)
Diversified Manufacturing Operations (continued)
Pentair, Ltd.†	1,118	$49,762
		2,869,365
E-Commerce/Products — 4.8%
Amazon.com, Inc.†	19,975	5,080,042
eBay, Inc.†	169,080	8,185,163
Netflix, Inc.†	723	39,360
		13,304,565
E-Commerce/Services — 0.5%
Expedia, Inc.	768	44,421
priceline.com, Inc.†	2,207	1,365,537
TripAdvisor, Inc.†	870	28,649
		1,438,607
Electric Products-Misc. — 0.1%
Emerson Electric Co.	6,721	324,423
Electric-Integrated — 0.3%
Consolidated Edison, Inc.	2,020	120,978
Dominion Resources, Inc.	5,223	276,506
NextEra Energy, Inc.	3,191	224,423
Southern Co.	6,717	309,586
		931,493
Electronic Components-Misc. — 0.6%
TE Connectivity, Ltd.	48,070	1,634,861
Electronic Components-Semiconductors — 1.3%
Altera Corp.	4,164	141,514
Broadcom Corp., Class A†	6,693	231,444
First Solar, Inc.†	781	17,295
Intel Corp.	33,207	753,135
LSI Corp.†	3,628	25,069
Microchip Technology, Inc.	2,521	82,538
NVIDIA Corp.†	2,580	34,417
Texas Instruments, Inc.	8,440	232,522
Xilinx, Inc.	60,681	2,027,352
		3,545,286
Electronic Connectors — 0.8%
Amphenol Corp., Class A	38,529	2,268,588
Electronic Forms — 0.0%
Adobe Systems, Inc.†	2,944	95,562
Electronic Measurement Instruments — 0.3%
Agilent Technologies, Inc.	23,364	898,346
FLIR Systems, Inc.	1,514	30,242
		928,588
Engineering/R&D Services — 0.0%
Fluor Corp.	1,282	72,151
Engines-Internal Combustion — 0.1%
Cummins, Inc.	1,728	159,339
Enterprise Software/Service — 2.1%
BMC Software, Inc.†	1,432	59,414
Oracle Corp.	181,960	5,729,920
		5,789,334
Entertainment Software — 0.0%
Electronic Arts, Inc.†	1,989	25,240

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Filtration/Separation Products — 0.0%
Pall Corp.	1,512	$95,997
Finance-Credit Card — 1.1%
American Express Co.	36,984	2,102,910
Visa, Inc., Class A	6,802	913,373
		3,016,283
Finance-Other Services — 0.9%
CME Group, Inc.	26,895	1,541,084
IntercontinentalExchange, Inc.†	6,103	814,201
		2,355,285
Food-Confectionery — 0.1%
Hershey Co.	1,974	139,937
J.M. Smucker Co.	826	71,308
		211,245
Food-Meat Products — 0.0%
Hormel Foods Corp.	785	22,953
Food-Misc./Diversified — 0.4%
Campbell Soup Co.	1,289	44,883
General Mills, Inc.	5,653	225,272
H.J. Heinz Co.	3,167	177,194
Kellogg Co.	3,212	165,932
McCormick & Co., Inc.	1,243	77,116
Mondelez International, Inc.†	12,472	515,717
		1,206,114
Food-Retail — 0.1%
Whole Foods Market, Inc.	1,676	163,242
Gold Mining — 0.1%
Newmont Mining Corp.	6,457	361,657
Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	1,115	100,930
Hotels/Motels — 0.5%
Marriott International, Inc.	35,662	1,394,384
Starwood Hotels & Resorts Worldwide, Inc.	1,483	85,955
		1,480,339
Human Resources — 0.0%
Robert Half International, Inc.	646	17,203
Industrial Automated/Robotic — 1.6%
FANUC Corp.	21,100	3,401,307
Rockwell Automation, Inc.	12,957	901,159
		4,302,466
Industrial Gases — 0.9%
Airgas, Inc.	659	54,235
Praxair, Inc.	22,435	2,330,548
		2,384,783
Instruments-Controls — 0.7%
Honeywell International, Inc.	34,391	2,054,862
Instruments-Scientific — 0.1%
Thermo Fisher Scientific, Inc.	2,854	167,901
Waters Corp.†	1,141	95,079
		262,980
Security Description	Shares	Value (Note 2)
Insurance Brokers — 0.1%
Aon PLC	2,811	$146,987
Insurance-Life/Health — 0.7%
Aflac, Inc.	6,094	291,781
Prudential PLC	133,446	1,727,140
		2,018,921
Insurance-Property/Casualty — 0.1%
Chubb Corp.	1,972	150,424
Travelers Cos., Inc.	2,608	178,022
		328,446
Internet Content-Entertainment — 0.1%
Facebook, Inc., Class A†	17,749	384,266
Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	1,029	107,736
Internet Security — 0.0%
Symantec Corp.†	3,751	67,518
VeriSign, Inc.†	977	47,570
		115,088
Investment Management/Advisor Services — 0.5%
BlackRock, Inc.	1,665	296,870
Franklin Resources, Inc.	1,799	225,001
T. Rowe Price Group, Inc.	13,134	831,382
		1,353,253
Machinery-Construction & Mining — 0.4%
Caterpillar, Inc.	13,003	1,118,778
Joy Global, Inc.	1,378	77,251
		1,196,029
Machinery-Farming — 0.2%
Deere & Co.	5,097	420,452
Machinery-General Industrial — 0.1%
Roper Industries, Inc.	1,273	139,890
Machinery-Pumps — 0.0%
Flowserve Corp.	506	64,636
Medical Information Systems — 0.1%
Cerner Corp.†	1,894	146,615
Medical Instruments — 0.8%
Edwards Lifesciences Corp.†	1,506	161,699
Intuitive Surgical, Inc.†	520	257,728
Medtronic, Inc.	8,630	372,125
St. Jude Medical, Inc.	33,584	1,414,894
		2,206,446
Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings†	1,248	115,403
Quest Diagnostics, Inc.	2,066	131,046
		246,449
Medical Products — 0.5%
Baxter International, Inc.	7,122	429,172
Becton, Dickinson and Co.	2,597	204,020
Covidien PLC	4,499	267,330
Stryker Corp.	3,763	209,449
Varian Medical Systems, Inc.†	1,441	86,921

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Medical Products (continued)
Zimmer Holdings, Inc.	2,274	$153,768
		1,350,660
Medical-Biomedical/Gene — 5.4%
Alexion Pharmaceuticals, Inc.†	2,513	287,487
Amgen, Inc.	10,031	845,814
Biogen Idec, Inc.†	3,076	459,032
Celgene Corp.†	101,466	7,752,002
Gilead Sciences, Inc.†	50,403	3,343,231
Life Technologies Corp.†	2,281	111,495
Vertex Pharmaceuticals, Inc.†	40,041	2,240,294
		15,039,355
Medical-Drugs — 3.9%
Abbott Laboratories	53,057	3,637,588
Allergan, Inc.	4,002	366,503
Bristol-Myers Squibb Co.	13,330	449,888
Eli Lilly & Co.	9,303	441,055
Johnson & Johnson	42,295	2,914,549
Merck & Co., Inc.	25,764	1,161,956
Sanofi ADR	21,321	918,082
Shire PLC ADR	10,281	911,925
		10,801,546
Medical-Generic Drugs — 0.5%
Mylan, Inc.†	5,282	128,881
Perrigo Co.	1,144	132,898
Teva Pharmaceutical Industries, Ltd. ADR	24,493	1,014,255
Watson Pharmaceuticals, Inc.†	1,661	141,451
		1,417,485
Medical-HMO — 0.4%
Aetna, Inc.	2,349	93,020
Humana, Inc.	1,221	85,653
UnitedHealth Group, Inc.	13,440	744,711
WellPoint, Inc.	2,158	125,186
		1,048,570
Metal Processors & Fabrication — 0.9%
Precision Castparts Corp.	15,111	2,468,231
Metal-Diversified — 0.9%
Turquoise Hill Resources, Ltd.†	288,377	2,445,437
Metal-Iron — 0.0%
Cliffs Natural Resources, Inc.	1,854	72,547
Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	1,216	51,522
Multimedia — 2.5%
News Corp., Class A	207,925	5,100,400
Viacom, Inc., Class B	32,308	1,731,386
		6,831,786
Oil & Gas Drilling — 0.1%
Diamond Offshore Drilling, Inc.	905	59,558
Ensco PLC, Class A	966	52,705
Helmerich & Payne, Inc.	1,376	65,511
		177,774
Security Description	Shares	Value (Note 2)
Oil Companies-Exploration & Production — 1.2%
Anadarko Petroleum Corp.	3,187	$222,835
Apache Corp.	3,564	308,179
Cabot Oil & Gas Corp.	2,733	122,712
Devon Energy Corp.	7,667	463,854
EOG Resources, Inc.	3,514	393,744
EQT Corp.	1,168	68,912
Newfield Exploration Co.†	1,195	37,427
Noble Energy, Inc.	1,458	135,171
Occidental Petroleum Corp.	12,772	1,099,158
Pioneer Natural Resources Co.	1,601	167,144
Range Resources Corp.	1,523	106,412
Southwestern Energy Co.†	4,531	157,588
WPX Energy, Inc.†	1,399	23,210
		3,306,346
Oil Companies-Integrated — 1.9%
Chevron Corp.	13,790	1,607,363
Exxon Mobil Corp.	38,447	3,515,978
		5,123,341
Oil Field Machinery & Equipment — 0.4%
Cameron International Corp.†	3,205	179,704
FMC Technologies, Inc.†	3,102	143,623
National Oilwell Varco, Inc.	10,244	820,647
		1,143,974
Oil-Field Services — 2.4%
Baker Hughes, Inc.	3,432	155,229
Halliburton Co.	46,413	1,563,654
Schlumberger, Ltd.	66,353	4,799,313
		6,518,196
Pharmacy Services — 2.3%
Express Scripts Holding Co.†	99,526	6,237,294
Pipelines — 0.2%
Kinder Morgan, Inc.	3,564	126,593
ONEOK, Inc.	1,601	77,344
Spectra Energy Corp.	3,824	112,273
Williams Cos., Inc.	3,506	122,605
		438,815
Publishing-Books — 0.0%
McGraw-Hill Cos., Inc.	2,115	115,458
Real Estate Investment Trusts — 1.9%
American Tower Corp.	50,939	3,636,535
Apartment Investment & Management Co., Class A	796	20,688
AvalonBay Communities, Inc.	870	118,311
Boston Properties, Inc.	1,060	117,247
Equity Residential	2,781	159,991
HCP, Inc.	2,460	109,421
Health Care REIT, Inc.	1,912	110,418
Plum Creek Timber Co., Inc.	988	43,314
Prologis, Inc.	2,218	77,697
Public Storage	1,332	185,374
Simon Property Group, Inc.	2,605	395,465
Ventas, Inc.	3,844	239,289
Vornado Realty Trust	1,166	94,504
		5,308,254

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Real Estate Management/Services — 0.6%
CBRE Group, Inc., Class A†	82,452	$1,517,941
Retail-Apparel/Shoe — 2.9%
Limited Brands, Inc.	84,832	4,178,824
Lululemon Athletica, Inc.†	7,695	568,968
PVH Corp.	13,930	1,305,520
Ross Stores, Inc.	2,914	188,245
Urban Outfitters, Inc.†	43,836	1,646,480
		7,888,037
Retail-Auto Parts — 0.1%
AutoZone, Inc.†	487	180,029
O'Reilly Automotive, Inc.†	1,547	129,360
		309,389
Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.†	3,021	190,323
Retail-Building Products — 0.2%
Home Depot, Inc.	9,025	544,839
Retail-Discount — 2.1%
Big Lots, Inc.†	504	14,908
Costco Wholesale Corp.	29,266	2,930,258
Dollar General Corp.†	17,898	922,463
Dollar Tree, Inc.†	2,998	144,729
Family Dollar Stores, Inc.	7,841	519,858
Target Corp.	5,199	329,981
Wal-Mart Stores, Inc.	13,780	1,016,964
		5,879,161
Retail-Jewelry — 0.8%
Cie Financiere Richemont SA, Class A	36,980	2,217,621
Tiffany & Co.	1,549	95,852
		2,313,473
Retail-Major Department Stores — 0.2%
Nordstrom, Inc.	1,491	82,274
TJX Cos., Inc.	9,580	429,088
		511,362
Retail-Regional Department Stores — 0.0%
Kohl's Corp.	1,825	93,477
Retail-Restaurants — 1.5%
Chipotle Mexican Grill, Inc.†	3,309	1,050,740
Darden Restaurants, Inc.	1,168	65,116
McDonald's Corp.	18,933	1,737,103
Starbucks Corp.	9,891	501,968
Yum! Brands, Inc.	13,758	912,706
		4,267,633
Schools — 0.0%
Apollo Group, Inc., Class A†	1,313	38,143
Security Services — 0.0%
ADT Corp.†	718	25,848
Semiconductor Components-Integrated Circuits — 1.9%
Analog Devices, Inc.	2,373	92,998
Linear Technology Corp.	1,948	62,044
QUALCOMM, Inc.	83,706	5,230,788
		5,385,830
Security Description	Shares	Value (Note 2)
Semiconductor Equipment — 0.1%
KLA-Tencor Corp.	2,167	$103,377
Lam Research Corp.†	2,373	75,426
Teradyne, Inc.†	1,538	21,870
		200,673
Telecommunication Equipment — 0.0%
Juniper Networks, Inc.†	4,523	77,389
Telephone-Integrated — 0.3%
Verizon Communications, Inc.	20,021	912,357
Tobacco — 1.3%
Altria Group, Inc.	8,731	291,528
Lorillard, Inc.	1,156	134,616
Philip Morris International, Inc.	34,477	3,100,862
Reynolds American, Inc.	2,348	101,762
		3,628,768
Tools-Hand Held — 0.0%
Snap-on, Inc.	409	29,395
Stanley Black & Decker, Inc.	1,203	91,729
		121,124
Toys — 0.0%
Hasbro, Inc.	890	33,971
Mattel, Inc.	1,997	70,854
		104,825
Transport-Rail — 0.4%
CSX Corp.	6,361	131,990
Norfolk Southern Corp.	3,160	201,071
Union Pacific Corp.	6,164	731,667
		1,064,728
Transport-Services — 1.9%
C.H. Robinson Worldwide, Inc.	27,547	1,612,877
Expeditors International of Washington, Inc.	1,945	70,720
United Parcel Service, Inc., Class B	50,125	3,587,446
		5,271,043
Vitamins & Nutrition Products — 0.7%
Mead Johnson Nutrition Co.	27,047	1,982,004
Web Hosting/Design — 0.5%
Equinix, Inc.†	6,720	1,384,656
Web Portals/ISP — 2.6%
Google, Inc., Class A†	9,541	7,198,684
Wireless Equipment — 2.2%
Crown Castle International Corp.†	92,798	5,948,352
Total Common Stock (cost $202,398,887)		267,510,072
EXCHANGE-TRADED FUNDS — 0.6%
iShares Russell 1000 Growth Index Fund	6,900	460,230
iShares S&P 500 Growth Index Fund	15,578	1,212,747
Total EXCHANGE-TRADED FUNDS (cost $1,608,271)		1,672,977
Total Long-Term Investment Securities (cost $204,007,158)		269,183,049

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 1.6%
Commercial Paper — 1.6%
BNP Paribas Financial Services LLC 0.10% due 10/01/2012	$4,500,000	$4,500,000
U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.08% due 12/13/2012(3)	55,000	54,991
Total Short-Term Investment Securities (cost $4,554,990)		4,554,991
Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS — 0.4%
State Street Bank & Trust Co. Joint Repurchase Agreement(1)	$695,000	$695,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 09/28/2012, to be repurchased 10/1/2012 in the amount of $446,000 and collateralized by $455,000 of United States Treasury Notes, bearing interest at 0.38% and having an approximate value of $456,698	446,000	446,000
Total Repurchase Agreements (cost $1,141,000)		1,141,000
TOTAL INVESTMENTS (cost $209,703,148)(2)	99.2%	274,879,040
Other assets less liabilities	0.8	2,100,438
NET ASSETS	100.0%	$276,979,478

†  Non-income producing security

(1)  See Note 2 for details of Joint Repurchase Agreements.

(2)  See Note 4 for cost of investments on a tax basis.

(3)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ADR — American Depository Receipt

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Date	Value at Trade Date	Value as of September 30, 2012	Unrealized Appreciation (Depreciation)
4	Long	S&P 500 Citigroup Growth Index	December 2012	$792,770	$778,500	$(14,270)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Computers	$27,156,815	$—	$—	$27,156,815
Medical-Biomedical/Gene	15,039,355	—	—	15,039,355
Other Industries*	225,313,902	—	—	225,313,902
Exchange-Traded Funds	1,672,977	—	—	1,672,977
Short-Term Investment Securities:
Commercial Paper	—	4,500,000	—	4,500,000
U.S. Government Treasuries	—	54,991	—	54,991
Repurchase Agreements	—	1,141,000	—	1,141,000
Total	$269,183,049	$5,695,991	$—	$274,879,040
Liabilities:
Other Financial Instruments:+
Open Futures Contracts - Depreciation	$14,270	$—	$—	$14,270

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO PROFILE — September 30, 2012 (unaudited)

Industry Allocation*
Oil Companies-Integrated	7.7%
Diversified Banking Institutions	6.6
Diversified Manufacturing Operations	6.3
Banks-Super Regional	5.9
Electric-Integrated	4.3
Medical-Drugs	4.2
Telephone-Integrated	3.7
Multimedia	2.8
Insurance-Multi-line	1.9
Registered Investment Companies	1.8
Oil Companies-Exploration & Production	1.7
Networking Products	1.7
Electronic Components-Semiconductors	1.5
Food-Misc./Diversified	1.5
Cable/Satellite TV	1.4
Applications Software	1.4
Repurchase Agreements	1.3
Investment Management/Advisor Services	1.3
Paper & Related Products	1.3
Computers	1.2
Insurance Brokers	1.1
Insurance-Life/Health	1.1
Retail-Regional Department Stores	1.0
Chemicals-Diversified	1.0
Medical Products	1.0
Medical-Biomedical/Gene	1.0
Insurance-Reinsurance	0.9
Banks-Commercial	0.9
Real Estate Investment Trusts	0.9
Retail-Building Products	0.8
Oil-Field Services	0.8
Banks-Fiduciary	0.8
Finance-Credit Card	0.8
Tobacco	0.8
Oil & Gas Drilling	0.8
Auto-Cars/Light Trucks	0.8
Cellular Telecom	0.7
Aerospace/Defense	0.7
Medical Instruments	0.7
Web Portals/ISP	0.7
Steel-Producers	0.7
Electronic Components-Misc.	0.7
Semiconductor Components-Integrated Circuits	0.6
Brewery	0.6
Aerospace/Defense-Equipment	0.6
Cosmetics & Toiletries	0.6
Gas-Distribution	0.6
Exchange-Traded Funds	0.5
Agricultural Chemicals	0.5
Toys	0.5
Retail-Drug Store	0.5
Electronic Security Devices	0.5
Medical-Generic Drugs	0.5
Instruments-Scientific	0.5
Instruments-Controls	0.5
Transport-Services	0.5
Home Decoration Products	0.5
Retail-Major Department Stores	0.5
Television	0.5
Retail-Discount	0.4
Tools-Hand Held	0.4%
Electric Products-Misc.	0.4
Appliances	0.4
Consumer Products-Misc.	0.4
Building Products-Cement	0.4
Telecommunication Equipment	0.4
Rubber-Tires	0.4
Beverages-Non-alcoholic	0.4
Publishing-Books	0.4
Agricultural Operations	0.4
Computer Services	0.4
Insurance-Property/Casualty	0.3
Pipelines	0.3
Telecom Equipment-Fiber Optics	0.3
Quarrying	0.3
Gold Mining	0.3
Finance-Consumer Loans	0.3
Semiconductor Equipment	0.3
Cruise Lines	0.3
Retail-Office Supplies	0.3
Auto/Truck Parts & Equipment-Original	0.2
Airlines	0.2
Coal	0.2
Medical-Wholesale Drug Distribution	0.2
Computers-Memory Devices	0.2
Medical-HMO	0.2
Distribution/Wholesale	0.2
Metal-Copper	0.2
Medical Labs & Testing Services	0.2
Hotels/Motels	0.2
Building Products-Wood	0.2
Oil Refining & Marketing	0.2
Advertising Agencies	0.2
Metal-Iron	0.2
Finance-Other Services	0.1
Commercial Services-Finance	0.1
Publishing-Newspapers	0.1
Office Supplies & Forms	0.1
Wireless Equipment	0.1
Machinery-Pumps	0.1
Motorcycle/Motor Scooter	0.1
Non-Hazardous Waste Disposal	0.1
Professional Sports	0.1
Food-Retail	0.1
Machinery-Construction & Mining	0.1
E-Commerce/Products	0.1
Batteries/Battery Systems	0.1
Food-Wholesale/Distribution	0.1
Retail-Apparel/Shoe	0.1
Building & Construction Products-Misc.	0.1
Electric-Generation	0.1
Transport-Rail	0.1
Building-Residential/Commercial	0.1
Auto-Heavy Duty Trucks	0.1
Beverages-Wine/Spirits	0.1
Office Automation & Equipment	0.1
Internet Security	0.1
Enterprise Software/Service	0.1
Oil Field Machinery & Equipment	0.1
Metal-Aluminum	0.1

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO PROFILE — September 30, 2012 (unaudited) (continued)

Industry Allocation*
Engineering/R&D Services	0.1%
Electronic Forms	0.1
Metal Processors & Fabrication	0.1
Finance — Investment Banker/Broker	0.1
100.5%

*  Calculated as a percentage of net assets

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCK — 96.7%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc.	8,068	$89,716
Omnicom Group, Inc.	2,059	106,162
WPP PLC	23,668	321,614
		517,492
Aerospace/Defense — 0.7%
Boeing Co.	17,345	1,207,559
General Dynamics Corp.	2,326	153,795
Lockheed Martin Corp.	5,900	550,942
Northrop Grumman Corp.	4,562	303,054
Raytheon Co.	2,574	147,130
Rockwell Collins, Inc.	708	37,977
		2,400,457
Aerospace/Defense-Equipment — 0.6%
United Technologies Corp.	26,435	2,069,596
Agricultural Chemicals — 0.5%
Mosaic Co.	31,389	1,808,320
Agricultural Operations — 0.4%
Archer-Daniels-Midland Co.	43,355	1,178,389
Airlines — 0.2%
Southwest Airlines Co.	13,714	120,272
United Continental Holdings, Inc.†	35,300	688,350
		808,622
Appliances — 0.4%
Whirlpool Corp.	17,531	1,453,495
Applications Software — 1.4%
Microsoft Corp.	161,378	4,805,837
Audio/Video Products — 0.0%
Harman International Industries, Inc.	1,240	57,238
Auto-Cars/Light Trucks — 0.6%
Ford Motor Co.	109,790	1,082,529
General Motors Co.†	36,900	839,475
		1,922,004
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	6,524	261,123
Auto/Truck Parts & Equipment-Original — 0.2%
BorgWarner, Inc.†	486	33,587
Johnson Controls, Inc.	28,822	789,723
		823,310
Banks-Commercial — 0.9%
BB&T Corp.	61,203	2,029,492
First Horizon National Corp.	4,592	44,221
M&T Bank Corp.	2,221	211,350
Regions Financial Corp.	78,684	567,312
Zions Bancorporation	3,399	70,206
		2,922,581
Banks-Fiduciary — 0.8%
Bank of New York Mellon Corp.	48,802	1,103,901
Northern Trust Corp.	25,739	1,194,676
State Street Corp.	8,842	371,010
		2,669,587
Security Description	Shares	Value (Note 2)
Banks-Super Regional — 5.9%
Capital One Financial Corp.	24,023	$1,369,551
Comerica, Inc.	3,571	110,880
Fifth Third Bancorp	16,959	263,034
Huntington Bancshares, Inc.	15,843	109,317
KeyCorp	17,412	152,181
PNC Financial Services Group, Inc.	64,671	4,080,740
SunTrust Banks, Inc.	46,738	1,321,283
US Bancorp	92,179	3,161,740
Wells Fargo & Co.	270,763	9,349,446
		19,918,172
Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc.	4,600	343,206
Beverages-Non-alcoholic — 0.4%
Coca-Cola Enterprises, Inc.	5,109	159,758
Dr Pepper Snapple Group, Inc.	1,865	83,049
PepsiCo, Inc.	14,100	997,857
		1,240,664
Beverages-Wine/Spirits — 0.1%
Beam, Inc.	2,923	168,189
Constellation Brands, Inc., Class A†	2,717	87,895
		256,084
Brewery — 0.6%
Anheuser-Busch InBev NV ADR	17,870	1,535,212
Molson Coors Brewing Co., Class B	12,572	566,368
		2,101,580
Building & Construction Products-Misc. — 0.1%
USG Corp.†	14,400	316,080
Building Products-Cement — 0.4%
CRH PLC ADR	74,200	1,424,640
Building Products-Wood — 0.2%
Masco Corp.	37,848	569,612
Building-Residential/Commercial — 0.1%
D.R. Horton, Inc.	5,127	105,821
Lennar Corp., Class A	3,005	104,484
PulteGroup, Inc.†	3,802	58,931
		269,236
Cable/Satellite TV — 1.4%
Cablevision Systems Corp., Class A	33,582	532,275
Comcast Corp., Class A	114,885	4,109,436
Time Warner Cable, Inc.	1,809	171,964
		4,813,675
Casino Services — 0.0%
International Game Technology	4,930	64,534
Cellular Telecom — 0.7%
MetroPCS Communications, Inc.†	5,835	68,328
Sprint Nextel Corp.†	55,375	305,670
Vodafone Group PLC	147,115	417,514
Vodafone Group PLC ADR	60,500	1,723,947
		2,515,459
Chemicals-Diversified — 1.0%
Air Products & Chemicals, Inc.	1,328	109,826
Dow Chemical Co.	75,712	2,192,619

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Chemicals-Diversified (continued)
E.I. du Pont de Nemours & Co.	17,095	$859,366
LyondellBasell Industries NV, Class A	2,817	145,526
		3,307,337
Chemicals-Specialty — 0.0%
Eastman Chemical Co.	1,468	83,691
Coal — 0.2%
Alpha Natural Resources, Inc.†	4,067	26,720
CONSOL Energy, Inc.	25,776	774,569
		801,289
Commercial Services — 0.0%
Iron Mountain, Inc.	1,366	46,594
Quanta Services, Inc.†	3,933	97,145
		143,739
Commercial Services-Finance — 0.1%
Equifax, Inc.	1,018	47,419
H&R Block, Inc.	5,004	86,719
Moody's Corp.	1,678	74,117
Paychex, Inc.	2,920	97,207
Total System Services, Inc.	2,985	70,745
Western Union Co.	5,892	107,352
		483,559
Computer Aided Design — 0.0%
Autodesk, Inc.†	2,136	71,278
Computer Services — 0.4%
Accenture PLC, Class A	2,929	205,118
Computer Sciences Corp.	29,967	965,237
		1,170,355
Computers — 1.2%
Apple, Inc.	1,500	1,000,890
Dell, Inc.	93,991	926,751
Hewlett-Packard Co.	120,087	2,048,684
		3,976,325
Computers-Memory Devices — 0.2%
EMC Corp.†	17,430	475,316
Seagate Technology PLC	4,698	145,638
Western Digital Corp.	4,107	159,064
		780,018
Consulting Services — 0.0%
SAIC, Inc.	5,236	63,041
Consumer Products-Misc. — 0.4%
Clorox Co.	15,918	1,146,892
Kimberly-Clark Corp.	3,500	300,230
		1,447,122
Containers-Metal/Glass — 0.0%
Ball Corp.	1,257	53,184
Owens-Illinois, Inc.†	3,046	57,143
		110,327
Containers-Paper/Plastic — 0.0%
Bemis Co., Inc.	1,906	59,982
Sealed Air Corp.	3,225	49,858
		109,840
Security Description	Shares	Value (Note 2)
Cosmetics & Toiletries — 0.6%
Avon Products, Inc.	49,474	$789,110
Procter & Gamble Co.	17,208	1,193,547
		1,982,657
Cruise Lines — 0.3%
Carnival Corp.	24,753	901,999
Data Processing/Management — 0.0%
Fidelity National Information Services, Inc.	4,622	144,299
Dental Supplies & Equipment — 0.0%
DENTSPLY International, Inc.	1,047	39,933
Patterson Cos., Inc.	768	26,296
		66,229
Distribution/Wholesale — 0.2%
Fastenal Co.	1,442	61,991
Genuine Parts Co.	10,459	638,313
		700,304
Diversified Banking Institutions — 6.6%
Bank of America Corp.	323,097	2,852,947
Citigroup, Inc.	149,522	4,892,360
Credit Suisse Group AG ADR	54,950	1,162,192
Goldman Sachs Group, Inc.	19,817	2,252,797
JPMorgan Chase & Co.	259,671	10,511,482
Morgan Stanley	44,622	746,972
		22,418,750
Diversified Manufacturing Operations — 6.3%
3M Co.	20,100	1,857,642
Cooper Industries PLC	15,780	1,184,447
Danaher Corp.	2,479	136,717
Dover Corp.	1,046	62,227
Eaton Corp.	38,531	1,820,975
General Electric Co.	499,323	11,339,625
Illinois Tool Works, Inc.	26,404	1,570,246
Ingersoll-Rand PLC	63,641	2,852,390
ITT Corp.	9,650	194,447
Leggett & Platt, Inc.	2,595	65,005
Parker Hannifin Corp.	965	80,655
Pentair, Ltd.†	246	10,949
Textron, Inc.	5,185	135,691
		21,311,016
Diversified Operations — 0.0%
Leucadia National Corp.	3,656	83,174
E-Commerce/Products — 0.1%
eBay, Inc.†	7,492	362,688
E-Commerce/Services — 0.0%
Expedia, Inc.	640	37,017
TripAdvisor, Inc.†	789	25,982
		62,999
Electric Products-Misc. — 0.4%
Emerson Electric Co.	28,793	1,389,838
Molex, Inc.	2,541	66,778
		1,456,616

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Electric-Generation — 0.1%
AES Corp.†	27,958	$306,699
Electric-Integrated — 4.3%
Ameren Corp.	4,478	146,296
American Electric Power Co., Inc.	8,949	393,219
CMS Energy Corp.	4,891	115,183
Consolidated Edison, Inc.	2,541	152,180
Dominion Resources, Inc.	3,175	168,084
DTE Energy Co.	3,170	190,010
Duke Energy Corp.	35,776	2,318,285
Edison International	32,713	1,494,657
Entergy Corp.	38,523	2,669,644
Exelon Corp.	49,453	1,759,538
FirstEnergy Corp.	18,119	799,048
Integrys Energy Group, Inc.	1,438	75,064
NextEra Energy, Inc.	3,277	230,471
Northeast Utilities	5,792	221,428
Pepco Holdings, Inc.	4,224	79,834
PG&E Corp.	7,871	335,855
Pinnacle West Capital Corp.	7,922	418,282
PPL Corp.	29,418	854,593
Public Service Enterprise Group, Inc.	9,337	300,465
SCANA Corp.	2,423	116,958
Southern Co.	6,620	305,116
TECO Energy, Inc.	15,957	283,077
Wisconsin Energy Corp.	4,253	160,210
Xcel Energy, Inc.	37,298	1,033,528
		14,621,025
Electronic Components-Misc. — 0.7%
Jabil Circuit, Inc.	3,451	64,603
Koninklijke Philips Electronics NV	78,700	1,845,515
TE Connectivity, Ltd.	7,896	268,543
		2,178,661
Electronic Components-Semiconductors — 1.5%
Advanced Micro Devices, Inc.†	11,100	37,407
First Solar, Inc.†	7,800	172,731
Intel Corp.	120,344	2,729,402
LSI Corp.†	5,145	35,552
Micron Technology, Inc.†	18,779	112,392
NVIDIA Corp.†	7,774	103,705
Texas Instruments, Inc.	26,829	739,139
Xilinx, Inc.	36,100	1,206,101
		5,136,429
Electronic Forms — 0.1%
Adobe Systems, Inc.†	4,901	159,086
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc.	1,929	74,170
FLIR Systems, Inc.	641	12,804
		86,974
Electronic Security Devices — 0.5%
Tyco International, Ltd.	30,037	1,689,882
Electronics-Military — 0.0%
L-3 Communications Holdings, Inc.	1,782	127,787
Security Description	Shares	Value (Note 2)
Engineering/R&D Services — 0.1%
Fluor Corp.	1,263	$71,082
Jacobs Engineering Group, Inc.†	2,394	96,789
		167,871
Engines-Internal Combustion — 0.0%
Cummins, Inc.	817	75,336
Enterprise Software/Service — 0.1%
BMC Software, Inc.†	677	28,089
CA, Inc.	6,319	162,809
		190,898
Entertainment Software — 0.0%
Electronic Arts, Inc.†	3,056	38,781
Finance-Consumer Loans — 0.3%
SLM Corp.	59,963	942,618
Finance-Credit Card — 0.8%
American Express Co.	39,281	2,233,518
Discover Financial Services	9,503	377,554
		2,611,072
Finance-Investment Banker/Broker — 0.1%
Charles Schwab Corp.	20,223	258,652
E*TRADE Financial Corp.†	4,739	41,751
		300,403
Finance-Other Services — 0.1%
CME Group, Inc.	5,646	323,516
NASDAQ OMX Group, Inc.	2,187	50,946
NYSE Euronext	4,540	111,911
		486,373
Food-Confectionery — 0.0%
J.M. Smucker Co.	848	73,208
Food-Dairy Products — 0.0%
Dean Foods Co.†	3,411	55,770
Food-Meat Products — 0.0%
Hormel Foods Corp.	1,361	39,796
Tyson Foods, Inc., Class A	5,344	85,611
		125,407
Food-Misc./Diversified — 1.5%
Campbell Soup Co.	29,396	1,023,569
ConAgra Foods, Inc.	32,894	907,546
General Mills, Inc.	39,048	1,556,063
H.J. Heinz Co.	1,418	79,337
Kellogg Co.	4,900	253,134
McCormick & Co., Inc.	9,385	582,245
Mondelez International, Inc.†	15,066	622,979
		5,024,873
Food-Retail — 0.1%
Kroger Co.	10,053	236,647
Safeway, Inc.	4,420	71,118
Whole Foods Market, Inc.	792	77,141
		384,906
Food-Wholesale/Distribution — 0.1%
Sysco Corp.	10,826	338,529

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Gas-Distribution — 0.6%
AGL Resources, Inc.	2,169	$88,734
CenterPoint Energy, Inc.	7,888	168,014
NiSource, Inc.	52,658	1,341,726
Sempra Energy	4,149	267,569
		1,866,043
Gold Mining — 0.3%
Barrick Gold Corp.	18,200	760,032
Newmont Mining Corp.	4,600	257,646
		1,017,678
Home Decoration Products — 0.5%
Newell Rubbermaid, Inc.	79,730	1,522,046
Hotels/Motels — 0.2%
Marriott International, Inc., Class A	9,692	378,957
Starwood Hotels & Resorts Worldwide, Inc.	1,523	88,273
Wyndham Worldwide Corp.	2,624	137,708
		604,938
Human Resources — 0.0%
Robert Half International, Inc.	1,701	45,298
Independent Power Producers — 0.0%
NRG Energy, Inc.	4,205	89,945
Industrial Gases — 0.0%
Airgas, Inc.	346	28,476
Instruments-Controls — 0.5%
Honeywell International, Inc.	26,230	1,567,242
Instruments-Scientific — 0.5%
PerkinElmer, Inc.	2,105	62,035
Thermo Fisher Scientific, Inc.	26,399	1,553,053
		1,615,088
Insurance Brokers — 1.1%
Aon PLC	1,964	102,698
Marsh & McLennan Cos., Inc.	92,694	3,145,107
Willis Group Holdings PLC	13,400	494,728
		3,742,533
Insurance-Life/Health — 1.1%
Lincoln National Corp.	27,028	653,807
Principal Financial Group, Inc.	46,570	1,254,596
Prudential Financial, Inc.	8,600	468,786
Sun Life Financial, Inc.	17,400	404,202
Torchmark Corp.	1,761	90,427
Unum Group	39,370	756,692
		3,628,510
Insurance-Multi-line — 1.9%
ACE, Ltd.	25,108	1,898,165
Allstate Corp.	44,650	1,768,586
American International Group, Inc.†(1)	21,524	705,772
Assurant, Inc.	1,496	55,801
Cincinnati Financial Corp.	2,700	102,303
Genworth Financial, Inc., Class A†	9,073	47,452
Hartford Financial Services Group, Inc.	8,043	156,356
Loews Corp.	14,768	609,328
MetLife, Inc.	19,605	675,588
Security Description	Shares	Value (Note 2)
Insurance-Multi-line (continued)
XL Group PLC	19,342	$464,788
		6,484,139
Insurance-Property/Casualty — 0.3%
Chubb Corp.	9,010	687,283
Progressive Corp.	10,343	214,514
Travelers Cos., Inc.	3,414	233,039
		1,134,836
Insurance-Reinsurance — 0.9%
Berkshire Hathaway, Inc., Class B†	33,845	2,985,129
Internet Security — 0.1%
Symantec Corp.†	7,654	137,772
VeriSign, Inc.†	1,501	73,084
		210,856
Investment Management/Advisor Services — 1.3%
Ameriprise Financial, Inc.	3,889	220,468
BlackRock, Inc.	8,700	1,551,210
Federated Investors, Inc., Class B	1,729	35,773
Invesco, Ltd.	71,167	1,778,463
Legg Mason, Inc.	31,518	777,864
Och-Ziff Capital Management Group LLC	6,000	57,960
		4,421,738
Linen Supply & Related Items — 0.0%
Cintas Corp.	1,985	82,278
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	4,220	363,089
Machinery-Pumps — 0.1%
Flowserve Corp.	226	28,869
Xylem, Inc.	15,425	387,939
		416,808
Medical Instruments — 0.7%
Boston Scientific Corp.†	26,189	150,325
Medtronic, Inc.	6,590	284,161
St. Jude Medical, Inc.	42,300	1,782,099
		2,216,585
Medical Labs & Testing Services — 0.2%
Quest Diagnostics, Inc.	10,400	659,672
Medical Products — 1.0%
Baxter International, Inc.	23,050	1,388,993
CareFusion Corp.†	4,096	116,285
Covidien PLC	28,581	1,698,283
Hospira, Inc.†	3,047	100,003
		3,303,564
Medical-Biomedical/Gene — 1.0%
Amgen, Inc.	27,550	2,323,016
Vertex Pharmaceuticals, Inc.†	16,300	911,985
		3,235,001
Medical-Drugs — 4.2%
Bristol-Myers Squibb Co.	39,885	1,346,119
Eli Lilly & Co.	5,654	268,056
Forest Laboratories, Inc.†	4,315	153,657
Johnson & Johnson	21,900	1,509,129

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Medical-Drugs (continued)
Merck & Co., Inc.	98,065	$4,422,732
Pfizer, Inc.	196,024	4,871,196
Roche Holding AG ADR	36,500	1,715,135
		14,286,024
Medical-Generic Drugs — 0.5%
Teva Pharmaceutical Industries, Ltd. ADR	39,900	1,652,259
Medical-HMO — 0.2%
Aetna, Inc.	2,837	112,345
Cigna Corp.	5,322	251,039
Coventry Health Care, Inc.	2,470	102,974
Humana, Inc.	1,254	87,968
WellPoint, Inc.	2,941	170,608
		724,934
Medical-Hospitals — 0.0%
Tenet Healthcare Corp.†	7,691	48,223
Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp.	4,644	179,769
Cardinal Health, Inc.	6,295	245,316
McKesson Corp.	4,356	374,747
		799,832
Metal Processors & Fabrication — 0.1%
Precision Castparts Corp.	966	157,786
Metal-Aluminum — 0.1%
Alcoa, Inc.	19,690	174,256
Metal-Copper — 0.2%
Freeport-McMoRan Copper & Gold, Inc.	17,519	693,402
Metal-Iron — 0.2%
Cliffs Natural Resources, Inc.	12,900	504,777
Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	9,682	410,226
Multimedia — 2.8%
News Corp., Class A	37,574	921,690
Thomson Reuters Corp.	57,300	1,653,678
Time Warner, Inc.	81,013	3,672,320
Walt Disney Co.	58,915	3,080,076
		9,327,764
Networking Products — 1.7%
Cisco Systems, Inc.	291,583	5,566,319
Non-Ferrous Metals — 0.0%
Titanium Metals Corp.	1,357	17,410
Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	5,528	152,075
Waste Management, Inc.	8,042	257,988
		410,063
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	3,703	51,175
Xerox Corp.	24,126	177,085
		228,260
Security Description	Shares	Value (Note 2)
Office Supplies & Forms — 0.1%
Avery Dennison Corp.	13,573	$431,893
Oil & Gas Drilling — 0.8%
Diamond Offshore Drilling, Inc.	13,000	855,530
Ensco PLC, Class A	2,912	158,879
Nabors Industries, Ltd.†	5,359	75,187
Noble Corp.	38,362	1,372,592
Rowan Cos. PLC, Class A†	2,292	77,401
		2,539,589
Oil Companies-Exploration & Production — 1.7%
Anadarko Petroleum Corp.	19,603	1,370,642
Apache Corp.	2,166	187,294
Chesapeake Energy Corp.	9,579	180,756
Denbury Resources, Inc.†	7,220	116,675
Devon Energy Corp.	6,943	420,052
EQT Corp.	1,104	65,136
Newfield Exploration Co.†	797	24,962
Noble Energy, Inc.	1,214	112,550
Occidental Petroleum Corp.	19,036	1,638,238
QEP Resources, Inc.	3,281	103,876
Range Resources Corp.	840	58,691
Southwestern Energy Co.†	38,250	1,330,335
WPX Energy, Inc.†	1,690	28,037
		5,637,244
Oil Companies-Integrated — 7.7%
BP PLC ADR	15,104	639,805
Chevron Corp.	75,476	8,797,483
ConocoPhillips	30,516	1,744,905
Exxon Mobil Corp.	59,381	5,430,392
Hess Corp.	12,484	670,641
Marathon Oil Corp.	53,811	1,591,191
Marathon Petroleum Corp.	6,244	340,860
Murphy Oil Corp.	25,106	1,347,941
Petroleo Brasileiro SA ADR	80,800	1,853,552
Phillips 66	11,570	536,501
Royal Dutch Shell PLC ADR, Class A	46,000	3,192,860
		26,146,131
Oil Field Machinery & Equipment — 0.1%
National Oilwell Varco, Inc.	2,361	189,140
Oil Refining & Marketing — 0.2%
Sunoco, Inc.	1,933	90,522
Tesoro Corp.	2,580	108,102
Valero Energy Corp.	10,180	322,503
		521,127
Oil-Field Services — 0.8%
Baker Hughes, Inc.	3,245	146,771
Halliburton Co.	45,191	1,522,485
Schlumberger, Ltd.	15,300	1,106,649
		2,775,905
Paper & Related Products — 1.3%
International Paper Co.	99,059	3,597,823
MeadWestvaco Corp.	21,604	661,082
		4,258,905

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Pipelines — 0.3%
Kinder Morgan, Inc.	5,475	$194,472
ONEOK, Inc.	1,514	73,141
Spectra Energy Corp.	21,502	631,299
Williams Cos., Inc.	6,590	230,452
		1,129,364
Printing-Commercial — 0.0%
R.R. Donnelley & Sons Co.	3,328	35,277
Professional Sports — 0.1%
Madison Square Garden, Co., Class A†	10,025	403,707
Publishing-Books — 0.4%
McGraw-Hill Cos., Inc.	21,872	1,193,992
Publishing-Newspapers — 0.1%
Gannett Co., Inc.	4,271	75,810
New York Times Co., Class A†	34,300	334,768
Washington Post Co., Class B	84	30,495
		441,073
Quarrying — 0.3%
Vulcan Materials Co.	22,488	1,063,682
Real Estate Investment Trusts — 0.9%
Apartment Investment & Management Co., Class A	1,558	40,492
AvalonBay Communities, Inc.	554	75,338
Boston Properties, Inc.	1,280	141,581
Equity Residential	1,611	92,681
HCP, Inc.	4,439	197,447
Health Care REIT, Inc.	2,045	118,099
Host Hotels & Resorts, Inc.	13,336	214,043
Kimco Realty Corp.	7,511	152,248
Plum Creek Timber Co., Inc.	1,580	69,267
Prologis, Inc.	5,356	187,621
Public Storage	771	107,300
Simon Property Group, Inc.	1,903	288,894
Vornado Realty Trust	1,467	118,900
Weyerhaeuser Co.	40,882	1,068,656
		2,872,567
Real Estate Management/Services — 0.0%
CBRE Group, Inc., Class A†	5,573	102,599
Retail-Apparel/Shoe — 0.1%
Abercrombie & Fitch Co., Class A	1,524	51,694
Gap, Inc.	5,503	196,898
Limited Brands, Inc.	1,365	67,240
Urban Outfitters, Inc.†	463	17,390
		333,222
Retail-Automobile — 0.0%
AutoNation, Inc.†	713	31,137
CarMax, Inc.†	4,214	119,256
		150,393
Retail-Building Products — 0.8%
Home Depot, Inc.	15,023	906,938
Lowe's Cos., Inc.	62,400	1,886,976
		2,793,914
Security Description	Shares	Value (Note 2)
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A	2,278	$47,838
Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	4,909	84,386
Retail-Discount — 0.4%
Big Lots, Inc.†	385	11,388
Costco Wholesale Corp.	3,272	327,609
Target Corp.	4,714	299,197
Wal-Mart Stores, Inc.	11,477	847,003
		1,485,197
Retail-Drug Store — 0.5%
CVS Caremark Corp.	23,480	1,136,901
Walgreen Co.	15,818	576,408
		1,713,309
Retail-Jewelry — 0.0%
Tiffany & Co.	2,100	129,948
Retail-Major Department Stores — 0.5%
J.C. Penney Co., Inc.	2,628	63,834
Nordstrom, Inc.	26,155	1,443,233
		1,507,067
Retail-Office Supplies — 0.3%
Staples, Inc.	72,894	839,739
Retail-Regional Department Stores — 1.0%
Kohl's Corp.	48,644	2,491,546
Macy's, Inc.	24,929	937,829
		3,429,375
Retail-Restaurants — 0.0%
Darden Restaurants, Inc.	710	39,582
Rubber-Tires — 0.4%
Goodyear Tire & Rubber Co.†	112,567	1,372,192
Savings & Loans/Thrifts — 0.0%
Hudson City Bancorp, Inc.	8,772	69,825
People's United Financial, Inc.	6,483	78,704
		148,529
Semiconductor Components-Integrated Circuits — 0.6%
Analog Devices, Inc.	22,151	868,098
Linear Technology Corp.	1,487	47,361
Maxim Integrated Products, Inc.	44,800	1,192,576
		2,108,035
Semiconductor Equipment — 0.3%
Applied Materials, Inc.	80,439	898,101
Teradyne, Inc.†	1,281	18,216
		916,317
Steel-Producers — 0.7%
Nucor Corp.	32,059	1,226,577
Steel Dynamics, Inc.	81,550	915,807
United States Steel Corp.	2,663	50,783
		2,193,167
Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	1,978	63,098

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Telecom Equipment-Fiber Optics — 0.3%
Corning, Inc.	80,781	$1,062,270
JDS Uniphase Corp.†	4,280	53,008
		1,115,278
Telecommunication Equipment — 0.4%
Harris Corp.	26,190	1,341,452
Juniper Networks, Inc.†	3,304	56,531
		1,397,983
Telephone-Integrated — 3.7%
AT&T, Inc.	234,640	8,845,928
CenturyLink, Inc.	27,812	1,123,605
Frontier Communications Corp.	18,429	90,302
Telefonica SA	22,670	302,245
Verizon Communications, Inc.	47,928	2,184,079
Windstream Corp.	10,852	109,714
		12,655,873
Television — 0.5%
CBS Corp., Class B	41,435	1,505,334
Tobacco — 0.8%
Altria Group, Inc.	25,137	839,325
Imperial Tobacco Group PLC ADR	20,600	1,525,224
Lorillard, Inc.	771	89,783
Reynolds American, Inc.	2,724	118,058
		2,572,390
Tools-Hand Held — 0.4%
Snap-on, Inc.	494	35,504
Stanley Black & Decker, Inc.	18,696	1,425,570
		1,461,074
Toys — 0.5%
Hasbro, Inc.	12,377	472,430
Mattel, Inc.	35,261	1,251,060
		1,723,490
Transport-Rail — 0.1%
CSX Corp.	10,173	211,090
Norfolk Southern Corp.	1,415	90,036
		301,126
Transport-Services — 0.5%
Expeditors International of Washington, Inc.	1,127	40,978
FedEx Corp.	5,389	456,017
Ryder System, Inc.	944	36,873
United Parcel Service, Inc., Class B	14,200	1,016,294
		1,550,162
Web Portals/ISP — 0.7%
Google, Inc., Class A†	2,500	1,886,250
Yahoo!, Inc.†	19,240	307,359
		2,193,609
Wireless Equipment — 0.1%
Motorola Solutions, Inc.	5,284	267,106
Nokia OYJ ADR	62,800	161,396
		428,502
Total Common Stock (cost $290,242,753)		326,937,584
Security Description	Shares/ Principal Amount	Value (Note 2)
CONVERTIBLE PREFERRED STOCK — 0.2%
Auto-Cars/Light Trucks — 0.2%
General Motors Co., Series B 4.75% (cost $775,085)	15,500	$577,840
EXCHANGE-TRADED FUNDS — 0.5%
iShares S&P 500 Value Index Fund (cost $1,640,780)	25,048	1,647,908
Total Long-Term Investment Securities (cost $292,658,618)		329,163,332
SHORT-TERM INVESTMENT SECURITIES — 1.8%
Registered Investment Companies — 1.8%
T. Rowe Price Reserve Investment Fund	6,176,970	6,176,970
U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.09% due 12/13/12(3)	$55,000	54,991
Total Short-Term Investment Securities (cost $6,231,960)		6,231,961
REPURCHASE AGREEMENTS — 1.3%
Bank of America Securities LLC Joint Repurchase Agreement(2)	930,000	930,000
Barclays Capital, Inc. Joint Repurchase Agreement(2)	555,000	555,000
BNP Paribas SA Joint Repurchase Agreement(2)	555,000	555,000
Deutsche Bank AG Joint Repurchase Agreement(2)	485,000	485,000
Royal Bank of Scotland Joint Repurchase Agreement(2)	740,000	740,000
State Street Bank & Trust Co. Joint Repurchase Agreement(2)	607,000	607,000
UBS Securities LLC Joint Repurchase Agreement(2)	605,000	605,000
Total Repurchase Agreements (cost $4,477,000)		4,477,000
TOTAL INVESTMENTS (cost $303,367,578)(4)	100.5%	339,872,293
Liabilities in excess of other assets	(0.5)	(1,842,257)
NET ASSETS	100.0%	$338,030,036

†  Non-income producing security

(1)  Security represents an investment in an affliated company; see Note 8.

(2)  See Note 3 for details of Joint Repurchase Agreements.

(3)  The security or a portion thereof was pledge as collateral to cover margin requirements for open futures contracts.

(4)  See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Open Future Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2012	Unrealized Appreciation (Depreciation)
4	Long	S&P 500 Citigroup Value Index	December 2012	$658,020	$648,000	$(10,020)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Banks-Super Regional	$19,918,172	$—	$—	$19,918,172
Diversified Banking Institutions	22,418,750	—	—	22,418,750
Diversified Manufacturing Operations	21,311,016	—	—	21,311,016
Oil Companies-Integrated	26,146,131	—	—	26,146,131
Other Industries*	237,143,515	—	—	237,143,515
Convertible Preferred Stock	577,840	—	—	577,840
Exchange-Traded Funds	1,647,908	—	—	1,647,908
Short-Term Investment Securities:
Registered Investment Companies	6,176,970	—	—	6,176,970
U.S. Government Treasuries	—	54,991	—	54,991
Repurchase Agreements	—	4,477,000	—	4,477,000
Total	$335,340,302	$4,531,991	$—	$339,872,293
Liabilities:
Other Financial Instruments:+
Open Futures Contracts - Depreciation	$10,020	$—	$—	$10,020

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO PROFILE — September 30, 2012 (unaudited)

Industry Allocation*
Oil Companies-Exploration & Production	3.5%
Retail-Apparel/Shoe	3.4
Medical-Biomedical/Gene	2.8
Applications Software	2.7
Electronic Components-Semiconductors	2.2
Retail-Restaurants	2.1
Apparel Manufacturers	1.7
Commercial Services-Finance	1.7
Medical Instruments	1.4
Real Estate Investment Trusts	1.4
Auto/Truck Parts & Equipment-Original	1.4
Consulting Services	1.3
Computers-Integrated Systems	1.3
Repurchase Agreements	1.2
Chemicals-Diversified	1.2
Electronic Measurement Instruments	1.2
Wireless Equipment	1.2
Medical-Drugs	1.2
Distribution/Wholesale	1.2
Pharmacy Services	1.1
E-Commerce/Services	1.1
Hotels/Motels	1.1
Human Resources	1.0
Containers-Metal/Glass	1.0
Enterprise Software/Service	1.0
Filtration/Separation Products	1.0
Web Hosting/Design	1.0
Finance-Other Services	1.0
Transport-Services	0.9
Medical-Generic Drugs	0.9
Retail-Auto Parts	0.9
Machinery-General Industrial	0.9
Oil Field Machinery & Equipment	0.9
Retail-Discount	0.9
Investment Management/Advisor Services	0.9
Oil-Field Services	0.9
Internet Content-Information/News	0.9
Chemicals-Specialty	0.9
Food-Retail	0.8
Medical-Wholesale Drug Distribution	0.8
Internet Infrastructure Software	0.8
Cable/Satellite TV	0.8
Airlines	0.8
Diversified Manufacturing Operations	0.8
Consumer Products-Misc.	0.8
Computer Services	0.8
Food-Misc./Diversified	0.8
Semiconductor Components-Integrated Circuits	0.8
Therapeutics	0.8
Insurance Brokers	0.7
Exchange-Traded Funds	0.7
Building & Construction Products-Misc.	0.7
Medical Labs & Testing Services	0.6
Coatings/Paint	0.6
Broadcast Services/Program	0.6
X-Ray Equipment	0.6
Advertising Agencies	0.6
Electronic Design Automation	0.6
Computer Aided Design	0.6
Transactional Software	0.6
Retail-Automobile	0.6%
Publishing-Books	0.5
Banks-Commercial	0.5
Aerospace/Defense	0.5
Rental Auto/Equipment	0.5
Radio	0.5
Building-Residential/Commercial	0.5
Medical Products	0.5
Oil & Gas Drilling	0.5
Toys	0.5
Containers-Paper/Plastic	0.5
Beverages-Non-alcoholic	0.5
Commercial Services	0.5
Internet Telephone	0.4
E-Commerce/Products	0.4
Computer Software	0.4
Telecom Equipment-Fiber Optics	0.4
Vitamins & Nutrition Products	0.4
Heart Monitors	0.4
Retail-Vitamins & Nutrition Supplements	0.4
Retail-Bedding	0.4
Food-Confectionery	0.4
Engineering/R&D Services	0.4
Finance-Investment Banker/Broker	0.4
Tobacco	0.4
Quarrying	0.4
Computers-Memory Devices	0.4
Beverages-Wine/Spirits	0.4
Transport-Truck	0.4
Retail-Sporting Goods	0.4
Dialysis Centers	0.4
Entertainment Software	0.4
Hazardous Waste Disposal	0.4
Disposable Medical Products	0.4
Research & Development	0.4
Satellite Telecom	0.4
Gold Mining	0.4
Recreational Centers	0.4
Transport-Rail	0.3
Dental Supplies & Equipment	0.3
Data Processing/Management	0.3
Casino Hotels	0.3
Instruments-Scientific	0.3
Electronic Connectors	0.3
Internet Incubators	0.3
Internet Content-Entertainment	0.3
Electronic Components-Misc.	0.3
Medical Information Systems	0.3
Machinery-Pumps	0.3
Insurance-Property/Casualty	0.3
Real Estate Management/Services	0.3
Electric Products-Misc.	0.3
Appliances	0.3
Telecom Services	0.3
Retail-Jewelry	0.3
Retail-Pet Food & Supplies	0.3
Soap & Cleaning Preparation	0.3
Medical-HMO	0.3
Medical-Outpatient/Home Medical	0.3
Machinery-Construction & Mining	0.2

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO PROFILE — September 30, 2012 (unaudited) (continued)

Industry Allocation*
Retail-Gardening Products	0.2%
Motion Pictures & Services	0.2
Agricultural Chemicals	0.2
Medical-Hospitals	0.2
Steel Pipe & Tube	0.2
Semiconductor Equipment	0.2
Industrial Automated/Robotic	0.2
Retail-Regional Department Stores	0.2
Power Converter/Supply Equipment	0.2
Diagnostic Kits	0.2
Decision Support Software	0.2
Food-Baking	0.2
Schools	0.2
Aerospace/Defense-Equipment	0.2
Paper & Related Products	0.2
Pipelines	0.2
Auction Houses/Art Dealers	0.2
Motorcycle/Motor Scooter	0.2
Internet Application Software	0.2
Lighting Products & Systems	0.2
Web Portals/ISP	0.1
Leisure Products	0.1
Insurance-Reinsurance	0.1
Steel-Producers	0.1
Retail-Major Department Stores	0.1
Computer Data Security	0.1
Retail-Mail Order	0.1
Non-Hazardous Waste Disposal	0.1
Internet Security	0.1
Independent Power Producers	0.1
Multimedia	0.1
Physicians Practice Management	0.1
Cruise Lines	0.1
Professional Sports	0.1
Registered Investment Companies	0.1
Auto-Heavy Duty Trucks	0.1
Coal	0.1
Telecommunication Equipment	0.1
Oil Refining & Marketing	0.1
Retail-Perfume & Cosmetics	0.1
Respiratory Products	0.1
Industrial Gases	0.1
Footwear & Related Apparel	0.1
Savings & Loans/Thrifts	0.1
Real Estate Operations & Development	0.1
Building Products-Wood	0.1
Instruments-Controls	0.1
Cosmetics & Toiletries	0.1
Recreational Vehicles	0.1
Food-Meat Products	0.1
Networking Products	0.1
Machinery-Print Trade	0.1
Casino Services	0.1
Banks-Super Regional	0.1
Banks-Fiduciary	0.1
Metal-Diversified	0.1
Transport-Marine	0.1
Metal Processors & Fabrication	0.1
Electric-Transmission	0.1
U.S. Government Treasuries	0.1
Retail-Misc./Diversified	0.1%
Telephone-Integrated	0.1
Communications Software	0.1
Machine Tools & Related Products	0.1
Retail-Catalog Shopping	0.1
99.7%

*  Calculated as a percentage of net assets

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCK — 97.5%
Advertising Agencies — 0.6%
Interpublic Group of Cos., Inc.	6,523	$72,536
Omnicom Group, Inc.	10,143	522,973
		595,509
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc., Class A†	393	2,350
Lamar Advertising Co., Class A†	1,059	39,247
		41,597
Aerospace/Defense — 0.5%
Embraer SA ADR	3,400	90,508
Rockwell Collins, Inc.	2,310	123,909
Spirit Aerosystems Holdings, Inc., Class A†	3,729	82,821
TransDigm Group, Inc.†	1,614	228,978
		526,216
Aerospace/Defense-Equipment — 0.2%
BE Aerospace, Inc.†	1,559	65,634
Triumph Group, Inc.	1,571	98,235
		163,869
Agricultural Chemicals — 0.2%
CF Industries Holdings, Inc.	1,032	229,352
Intrepid Potash, Inc.†	409	8,785
		238,137
Airlines — 0.8%
Copa Holdings SA, Class A	2,426	197,161
Delta Air Lines, Inc.†	8,649	79,225
Southwest Airlines Co.	13,772	120,780
Spirit Airlines, Inc.†	18,870	322,300
United Continental Holdings, Inc.†	5,290	103,155
		822,621
Apparel Manufacturers — 1.7%
Carter's, Inc.†	771	41,511
Coach, Inc.	5,650	316,513
Hanesbrands, Inc.†	18,369	585,604
Michael Kors Holdings, Ltd.†	6,346	337,480
Ralph Lauren Corp.	982	148,508
Under Armour, Inc., Class A†	1,237	69,062
VF Corp.	1,396	222,466
		1,721,144
Appliances — 0.3%
Whirlpool Corp.	3,240	268,628
Applications Software — 2.7%
Check Point Software Technologies, Ltd.†	3,300	158,928
Citrix Systems, Inc.†	4,066	311,334
Compuware Corp.†	184	1,823
Intuit, Inc.	8,278	487,409
NetSuite, Inc.†	500	31,900
Nuance Communications, Inc.†	15,549	387,014
Red Hat, Inc.†	7,472	425,456
Salesforce.com, Inc.†	4,780	729,858
ServiceNow, Inc.†	3,000	116,040
		2,649,762
Security Description	Shares	Value (Note 2)
Auction Houses/Art Dealers — 0.2%
Ritchie Bros. Auctioneers, Inc.	1,500	$28,845
Sotheby's	4,100	129,150
		157,995
Auto-Cars/Light Trucks — 0.0%
Tesla Motors, Inc.†	1,043	30,539
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	2,684	107,427
Auto/Truck Parts & Equipment-Original — 1.4%
Allison Transmission Holdings, Inc.	15,516	312,182
BorgWarner, Inc.†	1,826	126,195
Delphi Automotive PLC†	5,229	162,099
Tenneco, Inc.†	11,070	309,960
TRW Automotive Holdings Corp.†	3,600	157,356
Visteon Corp.†	49	2,179
WABCO Holdings, Inc.†	5,487	316,435
		1,386,406
Banks-Commercial — 0.5%
First Horizon National Corp.	5,154	49,633
M&T Bank Corp.	3,340	317,834
Signature Bank†	133	8,922
SVB Financial Group†	1,100	66,506
TCF Financial Corp.	3,900	46,566
Zions Bancorporation	2,200	45,441
		534,902
Banks-Fiduciary — 0.1%
Northern Trust Corp.	1,400	64,981
Banks-Super Regional — 0.1%
Fifth Third Bancorp	4,200	65,142
Beverages-Non-alcoholic — 0.5%
Coca-Cola Enterprises, Inc.	349	10,913
Dr Pepper Snapple Group, Inc.	7,474	332,817
Monster Beverage Corp.†	2,296	124,352
		468,082
Beverages-Wine/Spirits — 0.4%
Beam, Inc.	1,500	86,310
Brown-Forman Corp., Class B	4,407	287,557
		373,867
Broadcast Services/Program — 0.6%
Discovery Communications, Inc., Class A†	4,061	242,158
Discovery Communications, Inc., Class C†	5,000	280,200
Liberty Media Corp. — Liberty Capital, Class A†	112	11,667
Scripps Networks Interactive, Inc., Class A	1,353	82,844
		616,869
Building & Construction Products-Misc. — 0.7%
Armstrong World Industries, Inc.	337	15,627
Fortune Brands Home & Security, Inc.†	3,220	86,972
Louisiana-Pacific Corp.†	16,872	210,900
Owens Corning†	10,190	340,957
		654,456

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Building Products-Air & Heating — 0.0%
Lennox International, Inc.	812	$39,268
Building Products-Cement — 0.0%
Martin Marietta Materials, Inc.	372	30,828
Building Products-Wood — 0.1%
Masco Corp.	5,689	85,619
Building-Heavy Construction — 0.0%
Chicago Bridge & Iron Co. NV	952	36,262
Building-Maintance & Services — 0.0%
Rollins, Inc.	1,017	23,788
Building-Mobile Home/Manufactured Housing — 0.0%
Thor Industries, Inc.	48	1,743
Building-Residential/Commercial — 0.5%
D.R. Horton, Inc.	323	6,667
Lennar Corp., Class A	5,260	182,890
NVR, Inc.†	72	60,804
PulteGroup, Inc.†	9,160	141,980
Standard Pacific Corp.†	3,586	24,241
Toll Brothers, Inc.†	2,600	86,398
		502,980
Cable/Satellite TV — 0.8%
AMC Networks, Inc., Class A†	6,810	296,371
Cablevision Systems Corp., Class A	356	5,643
Charter Communications, Inc., Class A†	2,577	193,455
DISH Network Corp., Class A	2,541	77,780
Liberty Global, Inc., Class A†	4,179	253,874
		827,123
Casino Hotels — 0.3%
Wynn Resorts, Ltd.	2,870	331,313
Casino Services — 0.1%
Bally Technologies, Inc.†	687	33,931
International Game Technology	2,605	34,099
		68,030
Cellular Telecom — 0.0%
NII Holdings, Inc.†	2,100	16,485
Chemicals-Diversified — 1.2%
Air Products & Chemicals, Inc.	600	49,620
Celanese Corp., Series A	6,791	257,447
FMC Corp.	2,185	121,005
PPG Industries, Inc.	3,926	450,862
Rockwood Holdings, Inc.	4,229	197,071
Sociedad Quimica y Minera de Chile SA ADR	2,500	154,100
Westlake Chemical Corp.	74	5,407
		1,235,512
Chemicals-Specialty — 0.9%
Albemarle Corp.	1,801	94,877
Eastman Chemical Co.	1,995	113,735
International Flavors & Fragrances, Inc.	1,291	76,918
Methanex Corp.	9,560	272,842
NewMarket Corp.	139	34,261
Security Description	Shares	Value (Note 2)
Chemicals-Specialty (continued)
Sigma-Aldrich Corp.	2,726	$196,190
WR Grace & Co.†	1,086	64,161
		852,984
Coal — 0.1%
Peabody Energy Corp.	2,600	57,954
Walter Energy, Inc.	1,500	48,690
		106,644
Coatings/Paint — 0.6%
RPM International, Inc.	815	23,260
Sherwin-Williams Co.	3,484	518,803
Valspar Corp.	1,483	83,196
		625,259
Coffee — 0.0%
Green Mountain Coffee Roasters, Inc.†	1,855	44,056
Commercial Services — 0.5%
CoStar Group, Inc.†	1,500	122,310
HMS Holdings Corp.†	2,300	76,889
Iron Mountain, Inc.	2,247	76,645
Quanta Services, Inc.†	3,000	74,100
Weight Watchers International, Inc.	2,024	106,867
		456,811
Commercial Services-Finance — 1.7%
Alliance Data Systems Corp.†	1,602	227,404
Equifax, Inc.	1,726	80,397
FleetCor Technologies, Inc.†	776	34,765
Global Payments, Inc.	1,251	52,329
H&R Block, Inc.	2,741	47,502
Lender Processing Services, Inc.	1,346	37,540
Moody's Corp.	7,925	350,047
Morningstar, Inc.	382	23,928
Paychex, Inc.	7,062	235,094
SEI Investments Co.	2,187	46,911
Total System Services, Inc.	2,215	52,496
Vantiv, Inc., Class A†	7,228	155,763
Western Union Co.	17,964	327,304
		1,671,480
Communications Software — 0.1%
SolarWinds, Inc.†	981	54,681
Computer Aided Design — 0.6%
ANSYS, Inc.†	3,984	292,426
Autodesk, Inc.†	8,981	299,696
		592,122
Computer Data Security — 0.1%
Fortinet, Inc.†	5,680	137,115
Computer Services — 0.8%
DST Systems, Inc.	86	4,864
IHS, Inc., Class A†	8,102	788,730
		793,594
Computer Software — 0.4%
Akamai Technologies, Inc.†	11,238	429,966

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Computers-Integrated Systems — 1.3%
Diebold, Inc.	78	$2,629
Jack Henry & Associates, Inc.	1,391	52,719
MICROS Systems, Inc.†	3,080	151,290
NCR Corp.†	2,530	58,974
Riverbed Technology, Inc.†	15,965	371,505
Teradata Corp.†	8,226	620,323
		1,257,440
Computers-Memory Devices — 0.4%
Fusion-io, Inc.†	1,074	32,510
NetApp, Inc.†	6,680	219,638
SanDisk Corp.†	1,500	65,145
Western Digital Corp.	1,520	58,870
		376,163
Consulting Services — 1.3%
Gartner, Inc.†	9,386	432,601
Genpact, Ltd.	17,989	300,057
SAIC, Inc.	1,601	19,276
Verisk Analytics, Inc., Class A†	4,220	200,914
Zillow, Inc., Class A†	8,450	356,421
		1,309,269
Consumer Products-Misc. — 0.8%
Clorox Co.	1,728	124,502
Jarden Corp.	3,441	181,822
Samsonite International SA	217,800	416,834
Scotts Miracle-Gro Co., Class A	591	25,691
Tupperware Brands Corp.	891	47,749
		796,598
Containers-Metal/Glass — 1.0%
Ball Corp.	14,956	632,788
Crown Holdings, Inc.†	9,299	341,738
Owens-Illinois, Inc.†	1,944	36,470
Silgan Holdings, Inc.	782	34,025
		1,045,021
Containers-Paper/Plastic — 0.5%
Packaging Corp. of America	1,434	52,054
Rock-Tenn Co., Class A	5,809	419,294
		471,348
Cosmetics & Toiletries — 0.1%
Avon Products, Inc.	5,303	84,583
Cruise Lines — 0.1%
Royal Caribbean Cruises, Ltd.	3,600	108,756
Data Processing/Management — 0.3%
Broadridge Financial Solutions, Inc.	1,990	46,427
CommVault Systems, Inc.†	1,300	76,310
Dun & Bradstreet Corp.	1,113	88,617
Fiserv, Inc.†	1,798	133,106
		344,460
Decision Support Software — 0.2%
MSCI, Inc., Class A†	5,436	194,554
Security Description	Shares	Value (Note 2)
Dental Supplies & Equipment — 0.3%
Align Technology, Inc.†	3,600	$133,092
DENTSPLY International, Inc.	4,307	164,269
Patterson Cos., Inc.	1,378	47,183
		344,544
Diagnostic Kits — 0.2%
IDEXX Laboratories, Inc.†	1,977	196,415
Dialysis Centers — 0.4%
DaVita, Inc.†	3,497	362,324
Disposable Medical Products — 0.4%
C.R. Bard, Inc.	3,437	359,682
Distribution/Wholesale — 1.2%
Fastenal Co.	7,616	327,412
Fossil, Inc.†	2,470	209,209
Genuine Parts Co.	2,484	151,599
LKQ Corp.†	4,696	86,876
MRC Global, Inc.†	222	5,459
WW Grainger, Inc.	1,831	381,525
		1,162,080
Diversified Manufacturing Operations — 0.8%
Carlisle Cos., Inc.	88	4,569
Colfax Corp.†	10,240	375,501
Cooper Industries PLC	1,748	131,205
Ingersoll-Rand PLC	3,902	174,888
ITT Corp.	347	6,992
Parker Hannifin Corp.	1,083	90,517
SPX Corp.	244	15,960
Textron, Inc.	277	7,249
		806,881
Diversified Operations — 0.0%
Leucadia National Corp.	742	16,881
E-Commerce/Products — 0.4%
Netflix, Inc.†	2,184	118,897
Shutterfly, Inc.†	10,320	321,158
		440,055
E-Commerce/Services — 1.0%
Expedia, Inc.	871	50,379
Groupon, Inc.†	12,889	61,352
IAC/InterActiveCorp	7,639	397,686
Kayak Software Corp.†	6,760	238,831
Liberty Interactive Corp., Class A†	11,773	217,800
Liberty Ventures, Series A†	63	3,127
TripAdvisor, Inc.†	1,302	42,875
		1,012,050
Electric Products-Misc. — 0.3%
AMETEK, Inc.	7,741	274,418
Electric-Transmission — 0.1%
ITC Holdings Corp.	818	61,824
Electronic Components-Misc. — 0.3%
Garmin, Ltd.	127	5,301
Gentex Corp.	8,997	153,039
Jabil Circuit, Inc.	7,920	148,262
		306,602

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Electronic Components-Semiconductors — 2.2%
Advanced Micro Devices, Inc.†	10,011	$33,737
Altera Corp.	11,640	395,585
ARM Holdings PLC ADR	6,000	167,880
Avago Technologies, Ltd.	3,656	127,466
Freescale Semiconductor, Ltd.†	755	7,180
Intersil Corp., Class A	4,800	42,000
LSI Corp.†	9,063	62,625
Microchip Technology, Inc.	6,134	200,827
NVIDIA Corp.†	11,800	157,412
ON Semiconductor Corp.†	7,500	46,275
Rovi Corp.†	362	5,253
Silicon Laboratories, Inc.†	3,223	118,478
Skyworks Solutions, Inc.†	21,632	509,758
Xilinx, Inc.	10,304	344,257
		2,218,733
Electronic Connectors — 0.3%
Amphenol Corp., Class A	5,481	322,721
Electronic Design Automation — 0.6%
Cadence Design Systems, Inc.†	45,775	588,895
Synopsys, Inc.†	172	5,680
		594,575
Electronic Measurement Instruments — 1.2%
Agilent Technologies, Inc.	16,588	637,809
FLIR Systems, Inc.	1,990	39,750
Itron, Inc.†	900	38,835
National Instruments Corp.	9,402	236,648
Trimble Navigation, Ltd.†	5,893	280,861
		1,233,903
Engineering/R&D Services — 0.4%
Fluor Corp.	5,012	282,075
McDermott International, Inc.†	8,800	107,536
		389,611
Enterprise Software/Service — 1.0%
Ariba, Inc.†	1,562	69,978
BMC Software, Inc.†	2,566	106,463
CA, Inc.	322	8,296
Concur Technologies, Inc.†	8,076	595,444
Informatica Corp.†	5,925	206,249
		986,430
Entertainment Software — 0.4%
Activision Blizzard, Inc.	31,980	360,734
Filtration/Separation Products — 1.0%
CLARCOR, Inc.	1,200	53,556
Donaldson Co., Inc.	5,572	193,404
Pall Corp.	4,645	294,911
Polypore International, Inc.†	12,401	438,376
		980,247
Finance-Investment Banker/Broker — 0.4%
E*TRADE Financial Corp.†	7,300	64,313
Lazard, Ltd., Class A	7,521	219,839
LPL Financial Holdings, Inc.	695	19,835
TD Ameritrade Holding Corp.	5,100	78,387
		382,374
Security Description	Shares	Value (Note 2)
Finance-Other Services — 1.0%
CBOE Holdings, Inc.	6,405	$188,435
IntercontinentalExchange, Inc.†	2,959	394,760
NYSE Euronext	15,910	392,182
		975,377
Food-Baking — 0.2%
Flowers Foods, Inc.	9,186	185,373
Food-Confectionery — 0.4%
Hershey Co.	4,191	297,100
J.M. Smucker Co.	1,200	103,596
		400,696
Food-Dairy Products — 0.0%
Dean Foods Co.†	2,522	41,235
Food-Meat Products — 0.1%
Hillshire Brands Co.	1,611	43,143
Hormel Foods Corp.	1,223	35,760
		78,903
Food-Misc./Diversified — 0.8%
Campbell Soup Co.	3,787	131,863
H.J. Heinz Co.	3,175	177,641
Ingredion, Inc.	261	14,397
Kellogg Co.	2,700	139,482
McCormick & Co., Inc.	5,112	317,149
		780,532
Food-Retail — 0.8%
Fresh Market, Inc.†	1,938	116,241
Kroger Co.	8,936	210,353
Safeway, Inc.	528	8,496
Whole Foods Market, Inc.	5,224	508,818
		843,908
Footwear & Related Apparel — 0.1%
Deckers Outdoor Corp.†	2,381	87,240
Garden Products — 0.0%
Toro Co.	954	37,950
Gas-Distribution — 0.0%
Questar Corp.	639	12,991
Gold Mining — 0.4%
Allied Nevada Gold Corp.†	1,432	55,934
Eldorado Gold Corp.	8,100	123,444
Osisko Mining Corp.†	8,100	80,319
Royal Gold, Inc.	936	93,469
		353,166
Hazardous Waste Disposal — 0.4%
Clean Harbors, Inc.†	3,756	183,480
Stericycle, Inc.†	1,955	176,967
		360,447
Heart Monitors — 0.4%
HeartWare International, Inc.†	4,510	426,150
Home Furnishings — 0.0%
Tempur-Pedic International, Inc.†	1,012	30,249
Hotels/Motels — 1.1%
Choice Hotels International, Inc.	3,538	113,181
Hyatt Hotels Corp., Class A†	1,600	64,240

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Hotels/Motels (continued)
Marriott International, Inc., Class A	8,500	$332,350
Starwood Hotels & Resorts Worldwide, Inc.	7,349	425,948
Wyndham Worldwide Corp.	2,324	121,963
		1,057,682
Human Resources — 1.0%
Capita PLC	34,868	436,081
Manpower, Inc.	3,500	128,800
Robert Half International, Inc.	5,578	148,542
Team Health Holdings, Inc.†	11,850	321,491
		1,034,914
Independent Power Producers — 0.1%
Calpine Corp.†	7,100	122,830
Industrial Automated/Robotic — 0.2%
Nordson Corp.	950	55,689
Rockwell Automation, Inc.	2,274	158,157
		213,846
Industrial Gases — 0.1%
Airgas, Inc.	1,094	90,036
Instruments-Controls — 0.1%
Mettler-Toledo International, Inc.†	501	85,541
Instruments-Scientific — 0.3%
Waters Corp.†	3,936	327,987
Insurance Brokers — 0.7%
Aon PLC	6,422	335,806
Arthur J. Gallagher & Co.	1,888	67,628
Brown & Brown, Inc.	4,566	119,036
Erie Indemnity Co., Class A	411	26,415
Willis Group Holdings PLC	3,500	129,220
		678,105
Insurance-Property/Casualty — 0.3%
Arch Capital Group, Ltd.†	2,342	97,614
Hanover Insurance Group, Inc.	326	12,147
HCC Insurance Holdings, Inc.	1,700	57,613
Progressive Corp.	3,300	68,442
WR Berkley Corp.	1,300	48,737
		284,553
Insurance-Reinsurance — 0.1%
Allied World Assurance Co. Holdings AG	295	22,789
Axis Capital Holdings, Ltd.	1,600	55,872
Endurance Specialty Holdings, Ltd.	71	2,733
RenaissanceRe Holdings, Ltd.	700	53,928
Validus Holdings, Ltd.	225	7,630
		142,952
Internet Application Software — 0.2%
Splunk, Inc.†	4,017	147,504
Zynga, Inc., Class A†	2,089	5,933
		153,437
Internet Content-Entertainment — 0.3%
Pandora Media, Inc.†	29,085	318,481
Security Description	Shares	Value (Note 2)
Internet Content-Information/News — 0.9%
LinkedIn Corp., Class A†	7,216	$868,806
Internet Incubators — 0.3%
HomeAway, Inc.†	13,605	319,037
Internet Infrastructure Software — 0.8%
F5 Networks, Inc.†	2,065	216,206
TIBCO Software, Inc.†	20,418	617,236
		833,442
Internet Security — 0.1%
Symantec Corp.†	654	11,772
VeriSign, Inc.†	2,315	112,717
		124,489
Internet Telephone — 0.4%
BroadSoft, Inc.†	10,785	442,401
Investment Management/Advisor Services — 0.9%
Affiliated Managers Group, Inc.†	610	75,030
Eaton Vance Corp.	1,840	53,286
Federated Investors, Inc., Class B	1,219	25,221
Invesco, Ltd.	16,997	424,755
T. Rowe Price Group, Inc.	4,064	257,251
Waddell & Reed Financial, Inc., Class A	1,375	45,059
		880,602
Lasers-System/Components — 0.0%
II-VI, Inc.†	2,400	45,648
Leisure Products — 0.1%
Brunswick Corp.	6,340	143,474
Lighting Products & Systems — 0.2%
Universal Display Corp.†	4,380	150,584
Linen Supply & Related Items — 0.0%
Cintas Corp.	786	32,580
Machine Tools & Related Products — 0.1%
Lincoln Electric Holdings, Inc.	1,333	52,054
Machinery-Construction & Mining — 0.2%
Joy Global, Inc.	3,286	184,213
Terex Corp.†	2,700	60,966
		245,179
Machinery-General Industrial — 0.9%
Babcock & Wilcox Co.†	7,690	195,864
IDEX Corp.	1,810	75,604
Manitowoc Co., Inc.	1,605	21,411
Roper Industries, Inc.	3,652	401,318
Wabtec Corp.	2,467	198,075
		892,272
Machinery-Print Trade — 0.1%
Zebra Technologies Corp., Class A†	1,831	68,736
Machinery-Pumps — 0.3%
Flowserve Corp.	1,404	179,347
Graco, Inc.	2,263	113,784
Xylem, Inc.	322	8,098
		301,229
Medical Information Systems — 0.3%
Cerner Corp.†	3,908	302,518

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Medical Instruments — 1.4%
Bruker Corp.†	4,684	$61,314
Edwards Lifesciences Corp.†	10,106	1,085,081
St. Jude Medical, Inc.	3,854	162,369
Techne Corp.	587	42,229
Thoratec Corp.†	2,435	84,251
		1,435,244
Medical Labs & Testing Services — 0.6%
Covance, Inc.†	1,656	77,319
Laboratory Corp. of America Holdings†	3,642	336,776
Quest Diagnostics, Inc.	3,348	212,363
		626,458
Medical Products — 0.5%
Cooper Cos., Inc.	225	21,254
Henry Schein, Inc.†	2,813	222,987
Hospira, Inc.†	2,000	65,640
Sirona Dental Systems, Inc.†	164	9,341
Varian Medical Systems, Inc.†	2,576	155,384
Zimmer Holdings, Inc.	281	19,001
		493,607
Medical-Biomedical/Gene — 2.8%
Alexion Pharmaceuticals, Inc.†	5,960	681,824
Arena Pharmaceuticals, Inc.†	17,670	147,014
Ariad Pharmaceuticals, Inc.†	6,940	168,122
Charles River Laboratories International, Inc.†	495	19,602
Cubist Pharmaceuticals, Inc.†	5,300	252,704
Illumina, Inc.†	1,967	94,809
Incyte Corp., Ltd.†	10,732	193,713
Life Technologies Corp.†	1,567	76,595
Myriad Genetics, Inc.†	4,052	109,364
Regeneron Pharmaceuticals, Inc.†	4,240	647,278
United Therapeutics Corp.†	805	44,983
Vertex Pharmaceuticals, Inc.†	5,520	308,844
		2,744,852
Medical-Drugs — 1.2%
Alkermes PLC†	4,600	95,450
Auxilium Pharmaceuticals, Inc.†	6,150	150,429
Elan Corp. PLC ADR†	4,500	48,240
Endo Health Solutions, Inc.†	1,174	37,239
Forest Laboratories, Inc.†	8,660	308,383
Jazz Pharmaceuticals PLC†	1,300	74,113
Medivation, Inc.†	2,554	143,943
Salix Pharmaceuticals, Ltd.†	4,855	205,561
Valeant Pharmaceuticals International, Inc.†	2,100	116,067
		1,179,425
Medical-Generic Drugs — 0.9%
Mylan, Inc.†	6,275	153,110
Perrigo Co.	1,488	172,861
Watson Pharmaceuticals, Inc.†	6,700	570,572
		896,543
Security Description	Shares	Value (Note 2)
Medical-HMO — 0.3%
AMERIGROUP Corp.†	542	$49,555
Cigna Corp.	1,600	75,472
Humana, Inc.	1,000	70,150
WellCare Health Plans, Inc.†	1,000	56,550
		251,727
Medical-Hospitals — 0.2%
Community Health Systems, Inc.†	2,700	78,678
HCA Holdings, Inc.	1,703	56,625
Tenet Healthcare Corp.†	389	2,439
Universal Health Services, Inc., Class B	2,183	99,828
		237,570
Medical-Outpatient/Home Medical — 0.3%
Air Methods Corp.†	2,100	250,677
Medical-Wholesale Drug Distribution — 0.8%
AmerisourceBergen Corp.	10,730	415,358
Cardinal Health, Inc.	10,770	419,707
		835,065
Metal Processors & Fabrication — 0.1%
Rexnord Corp.†	3,200	58,304
Timken Co.	122	4,534
		62,838
Metal-Diversified — 0.1%
HudBay Minerals, Inc.	6,200	61,008
Molycorp, Inc.†	265	3,048
		64,056
Miscellaneous Manufacturing — 0.0%
Aptargroup, Inc.	356	18,409
Motion Pictures & Services — 0.2%
Dolby Laboratories, Inc., Class A†	469	15,360
DreamWorks Animation SKG, Inc., Class A†	11,600	223,068
		238,428
Motorcycle/Motor Scooter — 0.2%
Harley-Davidson, Inc.	3,688	156,261
Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A	901	34,986
Multimedia — 0.1%
FactSet Research Systems, Inc.	1,266	122,068
Networking Products — 0.1%
Acme Packet, Inc.†	3,327	56,892
Palo Alto Networks, Inc.†	200	12,314
		69,206
Non-Hazardous Waste Disposal — 0.1%
Covanta Holding Corp.	121	2,076
Waste Connections, Inc.	4,116	124,509
		126,585
Office Automation & Equipment — 0.0%
Pitney Bowes, Inc.	1,671	23,093

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Oil & Gas Drilling — 0.5%
Atwood Oceanics, Inc.†	286	$12,999
Diamond Offshore Drilling, Inc.	1,200	78,972
Ensco PLC, Class A	5,670	309,355
Helmerich & Payne, Inc.	353	16,806
Nabors Industries, Ltd.†	5,000	70,150
		488,282
Oil Companies-Exploration & Production — 3.5%
Cabot Oil & Gas Corp.	12,663	568,569
Cimarex Energy Co.	1,300	76,115
Cobalt International Energy, Inc.†	10,191	226,953
Concho Resources, Inc.†	3,057	289,651
Continental Resources, Inc.†	1,572	120,887
EQT Corp.	2,000	118,000
Halcon Resources Corp.†	8,600	63,038
Kosmos Energy, Ltd.†	1,125	12,814
Laredo Petroleum Holdings, Inc.†	304	6,682
Noble Energy, Inc.	629	58,315
Pioneer Natural Resources Co.	4,536	473,558
QEP Resources, Inc.	2,700	85,482
Range Resources Corp.	5,884	411,115
SM Energy Co.	2,551	138,035
Southwestern Energy Co.†	14,754	513,144
Whiting Petroleum Corp.†	6,206	294,040
		3,456,398
Oil Field Machinery & Equipment — 0.9%
Cameron International Corp.†	5,713	320,328
Dresser-Rand Group, Inc.†	2,605	143,561
FMC Technologies, Inc.†	7,673	355,260
Lufkin Industries, Inc.	1,200	64,584
		883,733
Oil Refining & Marketing — 0.1%
Cheniere Energy, Inc.†	2,234	34,739
Sunoco, Inc.	1,445	67,669
		102,408
Oil-Field Services — 0.9%
CARBO Ceramics, Inc.	314	19,757
Core Laboratories NV	1,100	133,628
Oceaneering International, Inc.	4,625	255,531
Oil States International, Inc.†	710	56,417
RPC, Inc.	856	10,178
SEACOR Holdings, Inc.†	151	12,587
Trican Well Service, Ltd.	29,700	386,393
		874,491
Paper & Related Products — 0.2%
International Paper Co.	4,500	163,440
Pharmacy Services — 1.1%
Catamaran Corp.†	11,452	1,121,952
Physicians Practice Management — 0.1%
MEDNAX, Inc.†	1,600	119,120
Pipelines — 0.2%
ONEOK, Inc.	3,311	159,954
Security Description	Shares	Value (Note 2)
Platinum — 0.0%
Stillwater Mining Co.†	3,500	$41,265
Power Converter/Supply Equipment — 0.2%
Hubbell, Inc., Class B	2,581	208,390
Precious Metals — 0.0%
Tahoe Resources, Inc.†	289	5,884
Professional Sports — 0.1%
Madison Square Garden, Co., Class A†	2,681	107,964
Publishing-Books — 0.5%
John Wiley & Sons, Inc., Class A	324	14,888
McGraw-Hill Cos., Inc.	9,556	521,662
		536,550
Publishing-Periodicals — 0.0%
Nielsen Holdings NV†	482	14,450
Quarrying — 0.4%
Compass Minerals International, Inc.	4,027	300,374
Vulcan Materials Co.	1,700	80,410
		380,784
Racetracks — 0.0%
Penn National Gaming, Inc.†	84	3,620
Radio — 0.5%
Sirius XM Radio, Inc.†	197,591	513,737
Real Estate Investment Trusts — 1.4%
American Campus Communities, Inc.	145	6,363
Apartment Investment & Management Co., Class A	1,630	42,364
Boston Properties, Inc.	403	44,576
BRE Properties, Inc.	347	16,271
Camden Property Trust	963	62,104
Digital Realty Trust, Inc.	1,940	135,509
Equity Lifestyle Properties, Inc.	543	36,989
Essex Property Trust, Inc.	561	83,163
Extra Space Storage, Inc.	1,041	34,613
Federal Realty Investment Trust	799	84,135
HCP, Inc.	468	20,817
Home Properties, Inc.	414	25,366
Host Hotels & Resorts, Inc.	23,920	383,916
Kilroy Realty Corp.	84	3,761
Mid-America Apartment Communities, Inc.	616	40,231
Plum Creek Timber Co., Inc.	2,573	112,800
Post Properties, Inc.	354	16,978
Rayonier, Inc.	1,545	75,720
Regency Centers Corp.	862	42,005
Tanger Factory Outlet Centers	1,476	47,719
Taubman Centers, Inc.	291	22,328
Weyerhaeuser Co.	2,740	71,623
		1,409,351
Real Estate Management/Services — 0.3%
CBRE Group, Inc., Class A†	5,226	96,211
Jones Lang LaSalle, Inc.	2,400	183,240
		279,451

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Real Estate Operations & Development — 0.1%
Alexander & Baldwin, Inc.†	47	$1,388
Forest City Enterprises, Inc., Class A†	5,200	82,420
St. Joe Co.†	123	2,398
		86,206
Recreational Centers — 0.4%
Life Time Fitness, Inc.†	7,590	347,167
Recreational Vehicles — 0.1%
Polaris Industries, Inc.	1,031	83,377
Rental Auto/Equipment — 0.5%
Aaron's, Inc.	921	25,613
Hertz Global Holdings, Inc.†	6,540	89,794
Localiza Rent a Car SA	10,910	191,587
United Rentals, Inc.†	6,553	214,349
		521,343
Research & Development — 0.4%
PAREXEL International Corp.†	11,640	358,046
Respiratory Products — 0.1%
ResMed, Inc.	2,274	92,029
Retail-Apparel/Shoe — 3.4%
American Eagle Outfitters, Inc.	2,423	51,077
Ascena Retail Group, Inc.†	1,957	41,978
Chico's FAS, Inc.	6,375	115,451
Children's Place Retail Stores, Inc.†	4,764	285,840
DSW, Inc., Class A	5,103	340,472
Foot Locker, Inc.	498	17,679
Francesca's Holdings Corp.†	5,600	172,088
Gap, Inc.	7,326	262,124
Guess?, Inc.	1,800	45,756
Limited Brands, Inc.	3,845	189,405
Lululemon Athletica, Inc.†	1,500	110,910
Men's Wearhouse, Inc.	1,750	60,253
PVH Corp.	4,445	416,585
Ross Stores, Inc.	12,229	789,993
Urban Outfitters, Inc.†	12,696	476,862
		3,376,473
Retail-Auto Parts — 0.9%
Advance Auto Parts, Inc.	1,171	80,143
AutoZone, Inc.†	1,206	445,822
O'Reilly Automotive, Inc.†	4,409	368,681
		894,646
Retail-Automobile — 0.6%
AutoNation, Inc.†	298	13,014
CarMax, Inc.†	16,412	464,459
Copart, Inc.†	3,823	106,012
		583,485
Retail-Bedding — 0.4%
Bed Bath & Beyond, Inc.†	6,503	409,689
Retail-Catalog Shopping — 0.1%
MSC Industrial Direct Co., Class A	726	48,976
Retail-Discount — 0.9%
Big Lots, Inc.†	1,055	31,207
Dollar General Corp.†	7,342	378,407
Security Description	Shares	Value (Note 2)
Retail-Discount (continued)
Dollar Tree, Inc.†	7,695	$371,476
Family Dollar Stores, Inc.	1,540	102,102
		883,192
Retail-Gardening Products — 0.2%
Tractor Supply Co.	2,448	242,083
Retail-Jewelry — 0.3%
Tiffany & Co.	4,296	265,836
Retail-Mail Order — 0.1%
Williams-Sonoma, Inc.	2,890	127,073
Retail-Major Department Stores — 0.1%
Nordstrom, Inc.	2,505	138,226
Retail-Misc./Diversified — 0.1%
Sally Beauty Holdings, Inc.†	2,312	58,008
Retail-Perfume & Cosmetics — 0.1%
Ulta Salon Cosmetics & Fragrance, Inc.	1,002	96,498
Retail-Pet Food & Supplies — 0.3%
PetSmart, Inc.	3,727	257,088
Retail-Petroleum Products — 0.0%
World Fuel Services Corp.	366	13,033
Retail-Regional Department Stores — 0.2%
Kohl's Corp.	3,467	177,580
Macy's, Inc.	892	33,557
		211,137
Retail-Restaurants — 2.1%
Brinker International, Inc.	1,201	42,395
Buffalo Wild Wings, Inc.†	4,130	354,106
Burger King Worldwide, Inc.†	33,571	467,980
Cheesecake Factory, Inc.	10,790	385,742
Chipotle Mexican Grill, Inc.†	1,055	335,005
Darden Restaurants, Inc.	2,049	114,232
Dunkin' Brands Group, Inc.	1,295	37,808
Panera Bread Co., Class A†	1,151	196,694
Tim Hortons, Inc.	3,900	202,917
		2,136,879
Retail-Sporting Goods — 0.4%
Dick's Sporting Goods, Inc.	3,479	180,386
Hibbett Sports, Inc.†	3,130	186,079
		366,465
Retail-Vitamins & Nutrition Supplements — 0.4%
GNC Holdings, Inc., Class A	10,649	414,992
Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.†	3,898	47,517
Satellite Telecom — 0.4%
DigitalGlobe, Inc.†	17,190	350,504
EchoStar Corp., Class A†	166	4,758
		355,262
Savings & Loans/Thrifts — 0.1%
BankUnited, Inc.	2,900	71,369
People's United Financial, Inc.	1,230	14,932
		86,301

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Schools — 0.2%
Apollo Group, Inc., Class A†	1,530	$44,447
ITT Educational Services, Inc.†	384	12,376
Strayer Education, Inc.	1,800	115,830
		172,653
Semiconductor Components-Integrated Circuits — 0.8%
Analog Devices, Inc.	5,304	207,864
Atmel Corp.†	20,601	108,361
Cypress Semiconductor Corp.	1,427	15,297
Linear Technology Corp.	9,367	298,339
Marvell Technology Group, Ltd.	8,800	80,520
Maxim Integrated Products, Inc.	2,327	61,945
		772,326
Semiconductor Equipment — 0.2%
KLA-Tencor Corp.	1,300	62,017
Lam Research Corp.†	4,714	149,834
Teradyne, Inc.†	360	5,119
		216,970
Soap & Cleaning Preparation — 0.3%
Church & Dwight Co., Inc.	4,665	251,863
Steel Pipe & Tube — 0.2%
Valmont Industries, Inc.	1,672	219,868
Steel-Producers — 0.1%
Carpenter Technology Corp.	2,155	112,750
Steel Dynamics, Inc.	754	8,467
United States Steel Corp.	1,100	20,977
		142,194
Telecom Equipment-Fiber Optics — 0.4%
Ciena Corp.†	4,400	59,840
Finisar Corp.†	10,780	154,154
IPG Photonics Corp.†	1,908	109,328
JDS Uniphase Corp.†	8,600	106,511
		429,833
Telecom Services — 0.3%
Level 3 Communications, Inc.†	1,331	30,573
NeuStar, Inc., Class A†	1,066	42,672
tw telecom, Inc.†	2,398	62,516
Virgin Media, Inc.	4,425	130,272
		266,033
Telecommunication Equipment — 0.1%
Harris Corp.	538	27,556
Juniper Networks, Inc.†	4,400	75,284
		102,840
Telephone-Integrated — 0.1%
Windstream Corp.	5,567	56,282
Theaters — 0.0%
Cinemark Holdings, Inc.	1,830	41,047
Regal Entertainment Group, Class A	474	6,669
		47,716
Therapeutics — 0.8%
BioMarin Pharmaceutical, Inc.†	5,446	219,310
Onyx Pharmaceuticals, Inc.†	3,975	335,887
Security Description	Shares	Value (Note 2)
Therapeutics (continued)
Pharmacyclics, Inc.†	2,000	$129,000
Questcor Pharmaceuticals, Inc.†	1,500	27,750
Warner Chilcott PLC, Class A	2,669	36,032
		747,979
Tobacco — 0.4%
Lorillard, Inc.	3,279	381,840
Tools-Hand Held — 0.0%
Snap-on, Inc.	184	13,224
Toys — 0.5%
Hasbro, Inc.	1,660	63,362
Mattel, Inc.	11,699	415,081
		478,443
Transactional Software — 0.6%
Solera Holdings, Inc.	12,237	536,837
VeriFone Systems, Inc.†	1,715	47,763
		584,600
Transport-Marine — 0.1%
Golar LNG, Ltd.	693	26,743
Kirby Corp.†	660	36,485
		63,228
Transport-Rail — 0.3%
Kansas City Southern	4,567	346,087
Transport-Services — 0.9%
C.H. Robinson Worldwide, Inc.	5,990	350,714
Expeditors International of Washington, Inc.	15,049	547,182
Matson, Inc.	47	983
		898,879
Transport-Truck — 0.4%
Con-way, Inc.	487	13,329
J.B. Hunt Transport Services, Inc.	4,131	214,977
Landstar System, Inc.	3,048	144,110
		372,416
Vitamins & Nutrition Products — 0.4%
Herbalife, Ltd.	1,861	88,211
Mead Johnson Nutrition Co.	4,648	340,606
		428,817
Water — 0.0%
Aqua America, Inc.	250	6,190
Web Hosting/Design — 1.0%
Equinix, Inc.†	3,706	763,621
Rackspace Hosting, Inc.†	3,238	214,000
		977,621
Web Portals/ISP — 0.1%
AOL, Inc.†	341	12,013
Dropbox, Inc.†(1)(2)(3)	844	7,638
SINA Corp.†	1,600	103,488
		123,139
Wire & Cable Products — 0.0%
General Cable Corp.†	48	1,410

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCK (continued)
Wireless Equipment — 1.2%
Aruba Networks, Inc.†	5,800	$130,413
Crown Castle International Corp.†	10,148	650,487
Motorola Solutions, Inc.	1,700	85,935
SBA Communications Corp., Class A†	5,632	354,253
		1,221,088
X-Ray Equipment — 0.6%
Hologic, Inc.†	30,330	613,879
Total Common Stock (cost $78,432,199)		97,257,487
CONVERTIBLE PREFERRED STOCK — 0.1%
E-Commerce/Services — 0.1%
Coupons.com, Inc.†(1)(2)(3)	12,730	63,586
Human Resources — 0.0%
Workday, Inc., Series F†(1)(2)(3)	1,498	30,434
Web Portals/ISP — 0.0%
Dropbox, Inc., Series A†(1)(2)(3)	1,047	9,474
Dropbox, Inc., Class A-1†(1)(2)(3)	5,146	46,567
		56,041
Total Convertible Preferred Stock (cost $145,915)		150,061
EXCHANGE-TRADED FUNDS — 0.7%
iShares Russell Midcap Growth Index Fund (cost $2,170,338)	10,543	655,247
RIGHTS† — 0.0%
Liberty Ventures Expires 10/09/2012 (subscription price $35.99) (cost $146)	23	311
Total Long-Term Investment Securities (cost $80,748,598)		98,063,106
SHORT-TERM INVESTMENT SECURITIES — 0.2%
Registered Investment Companies — 0.1%
T. Rowe Price Reserve Investment Fund	107,616	107,616
U.S. Government Treasuries — 0.1%
United States Treasury Bills 0.09% due 12/13/2012(4)	$60,000	59,990
Total Short-Term Investment Securities (cost $167,605)		167,606
REPURCHASE AGREEMENTS — 1.2%
Bank of America Securities LLC Joint Repurchase Agreement(5)	165,000	165,000
Barclays Capital, Inc. Joint Repurchase Agreement(5)	85,000	85,000
BNP Paribas SA Joint Repurchase Agreement(5)	85,000	85,000
Deutsche Bank AG Joint Repurchase Agreement(5)	75,000	75,000
Royal Bank of Scotland Joint Repurchase Agreement(5)	115,000	115,000
Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS (continued)
State Street Bank & Trust Co. Joint Repurchase Agreement(5)	$631,000	$631,000
UBS Securities LLC Joint Repurchase Agreement(5)	95,000	95,000
Total Repurchase Agreements (cost $1,251,000)		1,251,000
TOTAL INVESTMENTS (cost $82,167,203)(6)	99.7%	99,481,712
Other assets less liabilities	0.3	313,655
NET ASSETS	100.0%	$99,795,367

†  Non-income producing security

(1)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(2)  Illiquid security. At September 30, 2012, the aggregate value of these securities was $157,699 representing 0.2% of net assets.

(3)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2012, the Mid Cap Growth Portfolio held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Coupons.com, Inc. Convertible Preferred Stock	06/01/2011	6,365	$69,930
	08/18/2011	6,365	—
		12,730	69,930	$63,586	$4.99	0.06%
Dropbox, Inc. Common Stock	05/01/2012	844	7,637	7,638	9.05	0.01%
Dropbox, Inc. Series A Convertible Preferred Stock	05/01/2012	1,047	9,474	9,474	9.05	0.01%
Dropbox, Inc. Class A-1 Convertible Preferred Stock	05/01/2012	5,146	46,567	46,567	9.05	0.05%

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Workday, Inc. Convertible Preferred Stock	10/13/2011	1,484	$19,678
	09/28/2012	14	266
		1,498	19,944	$30,434	$20.32	0.03%
				$157,699		0.16%

(4)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(5)  See Note 2 for details of Joint Repurchase Agreements.

(6)  See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2012	Unrealized Appreciation (Depreciation)
7	Long	S&P Midcap 400 E-Mini Index	December 2012	$706,662	$690,550	$(16,112)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Web Portals/ISP	$115,501	$—	$7,638	$123,139
Other Industries*	97,134,348	—	—	97,134,348
Convertible Preferred Stock	—	—	150,061	150,061
Exchange-Traded Funds	655,247	—	—	655,247
Rights	311	—	—	311
Short-Term Investment Securities:
Registered Investment Companies	107,616	—	—	107,616
U.S. Government Treasuries	—	59,990	—	59,990
Repurchase Agreements	—	1,251,000	—	1,251,000
Total	$98,013,023	$1,310,990	$157,699	$99,481,712
Liabilities:
Other Financial Instruments:+
Open Futures Contracts - Depreciation	$16,112	$—	$—	$16,112

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO PROFILE — September 30, 2012 (unaudited)

Industry Allocation*
Real Estate Investment Trusts	9.2%
Electric-Integrated	6.8
Banks-Commercial	4.2
Oil Companies-Exploration & Production	3.5
Diversified Manufacturing Operations	2.9
Repurchase Agreements	2.3
Insurance-Multi-line	2.2
Banks-Super Regional	2.1
Insurance-Reinsurance	2.1
Medical-Generic Drugs	2.0
Investment Management/Advisor Services	1.7
Electronic Components-Semiconductors	1.7
Chemicals-Specialty	1.7
Retail-Regional Department Stores	1.5
Gas-Distribution	1.4
Medical-HMO	1.4
Steel-Producers	1.3
Engineering/R&D Services	1.3
Insurance-Life/Health	1.2
Advertising Agencies	1.2
Food-Misc./Diversified	1.2
Insurance-Property/Casualty	1.1
Oil & Gas Drilling	1.1
Insurance Brokers	1.1
Index Fund	1.1
Oil Refining & Marketing	1.0
Data Processing/Management	0.9
Retail-Apparel/Shoe	0.9
Semiconductor Equipment	0.9
Computers-Memory Devices	0.9
Finance-Investment Banker/Broker	0.9
Paper & Related Products	0.8
Beverages-Wine/Spirits	0.8
Machinery-General Industrial	0.8
Oil Companies-Integrated	0.7
Medical-Biomedical/Gene	0.7
Distribution/Wholesale	0.7
Oil Field Machinery & Equipment	0.7
Broadcast Services/Program	0.7
Aerospace/Defense	0.7
Building-Residential/Commercial	0.7
Containers-Metal/Glass	0.6
Networking Products	0.6
Semiconductor Components-Integrated Circuits	0.6
Agricultural Operations	0.6
Food-Confectionery	0.6
Cellular Telecom	0.6
Medical-Hospitals	0.6
Containers-Paper/Plastic	0.6
E-Commerce/Services	0.6
Chemicals-Diversified	0.6
Finance-Consumer Loans	0.6
Medical Instruments	0.6
Real Estate Management/Services	0.5
Building Products-Cement	0.5
Telecommunication Equipment	0.5
Oil-Field Services	0.5
Finance-Other Services	0.5
Applications Software	0.5
Telephone-Integrated	0.5
Tools-Hand Held	0.5%
Medical Products	0.5
Auto/Truck Parts & Equipment-Original	0.5
Beverages-Non-alcoholic	0.5
Medical Labs & Testing Services	0.5
Electronic Components-Misc.	0.5
Independent Power Producers	0.4
X-Ray Equipment	0.4
Retail-Restaurants	0.4
Consumer Products-Misc.	0.4
Transport-Marine	0.4
Investment Companies	0.4
Casino Hotels	0.4
Building Products-Air & Heating	0.4
Electronic Security Devices	0.3
Electronic Forms	0.3
Savings & Loans/Thrifts	0.3
Retail-Home Furnishings	0.3
Aerospace/Defense-Equipment	0.3
Building & Construction Products-Misc.	0.3
Non-Hazardous Waste Disposal	0.3
Electronic Measurement Instruments	0.3
Apparel Manufacturers	0.3
Industrial Automated/Robotic	0.3
Dialysis Centers	0.3
Therapeutics	0.3
Tobacco	0.3
Retail-Auto Parts	0.2
Enterprise Software/Service	0.2
Coal	0.2
Finance-Credit Card	0.2
Airlines	0.2
Commercial Services-Finance	0.2
Machine Tools & Related Products	0.2
Auto-Heavy Duty Trucks	0.2
Pipelines	0.2
Steel-Specialty	0.2
Medical-Wholesale Drug Distribution	0.2
Quarrying	0.2
Internet Security	0.2
Electronic Connectors	0.2
Retail-Pet Food & Supplies	0.2
Hotels/Motels	0.2
Agricultural Chemicals	0.2
Soap & Cleaning Preparation	0.2
Medical-Drugs	0.2
Office Automation & Equipment	0.2
Transport-Rail	0.2
Banks-Fiduciary	0.1
Consulting Services	0.1
Food-Meat Products	0.1
Water	0.1
Metal-Aluminum	0.1
Electric Products-Misc.	0.1
Audio/Video Products	0.1
Entertainment Software	0.1
Retail-Office Supplies	0.1
Telecom Services	0.1
Electric-Generation	0.1
Electronics-Military	0.1

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO PROFILE — September 30, 2012 (unaudited) (continued)

Industry Allocation*
Transport-Truck	0.1%
Computer Services	0.1
Real Estate Operations & Development	0.1
Appliances	0.1
Retail-Automobile	0.1
Retail-Major Department Stores	0.1
Electronic Parts Distribution	0.1
Diagnostic Kits	0.1
Brewery	0.1
Publishing-Newspapers	0.1
Machinery-Farming	0.1
Human Resources	0.1
Metal-Iron	0.1
Home Decoration Products	0.1
Commercial Services	0.1
Retail-Jewelry	0.1
Transport-Services	0.1
Batteries/Battery Systems	0.1
Machinery-Pumps	0.1
Computers-Integrated Systems	0.1
Retail-Consumer Electronics	0.1
Cruise Lines	0.1
Textile-Home Furnishings	0.1
Electronic Design Automation	0.1
Cable/Satellite TV	0.1
Pharmacy Services	0.1
Private Equity	0.1
Physicians Practice Management	0.1
Financial Guarantee Insurance	0.1
Diversified Operations	0.1
Instruments-Scientific	0.1
Private Corrections	0.1
Food-Retail	0.1
Office Supplies & Forms	0.1
Dental Supplies & Equipment	0.1
Toys	0.1
99.9%

*  Calculated as a percentage of net assets

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCK — 96.5%
Advertising Agencies — 1.2%
Interpublic Group of Cos., Inc.	147,886	$1,644,492
Omnicom Group, Inc.	19,100	984,796
		2,629,288
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc., Class A†	540	3,229
Lamar Advertising Co., Class A†	334	12,378
		15,607
Aerospace/Defense — 0.7%
Esterline Technologies Corp.†	13,400	752,276
Spirit Aerosystems Holdings, Inc., Class A†	30,944	687,266
		1,439,542
Aerospace/Defense-Equipment — 0.3%
Alliant Techsystems, Inc.	1,048	52,515
B/E Aerospace, Inc.†	11,915	501,621
Exelis, Inc.	5,908	61,089
Triumph Group, Inc.	1,039	64,969
		680,194
Agricultural Chemicals — 0.2%
CF Industries Holdings, Inc.	1,617	359,362
Intrepid Potash, Inc.†	891	19,139
		378,501
Agricultural Operations — 0.6%
Bunge, Ltd.	20,920	1,402,686
Airlines — 0.2%
Copa Holdings SA, Class A	199	16,172
Delta Air Lines, Inc.†	9,711	88,953
Southwest Airlines Co.	19,592	171,822
United Continental Holdings, Inc.†	11,100	216,450
		493,397
Apparel Manufacturers — 0.3%
Gildan Activewear, Inc.	19,200	608,256
Appliances — 0.1%
Whirlpool Corp.	2,445	202,715
Applications Software — 0.5%
Check Point Software Technologies, Ltd.†	7,532	362,741
Compuware Corp.†	6,530	64,712
Parametric Technology Corp.†	33,229	724,392
ServiceNow, Inc.†	108	4,178
		1,156,023
Auction House/Art Dealers — 0.0%
KAR Auction Services, Inc.†	919	18,141
Audio/Video Products — 0.1%
Harman International Industries, Inc.	6,131	283,007
Auto-Heavy Duty Trucks — 0.2%
Navistar International Corp.†	1,941	40,936
Oshkosh Corp.†	2,901	79,574
PACCAR, Inc.	8,741	349,859
		470,369
Security Description	Shares	Value (Note 2)
Auto/Truck Parts & Equipment-Original — 0.5%
Delphi Automotive PLC†	10,571	$327,701
Lear Corp.	3,155	119,227
TRW Automotive Holdings Corp.†	13,116	573,300
Visteon Corp.†	1,563	69,491
WABCO Holdings, Inc.†	147	8,478
		1,098,197
Banks-Commercial — 4.2%
Associated Banc-Corp.	5,507	72,527
Bank of Hawaii Corp.	1,441	65,738
BOK Financial Corp.	814	48,107
CapitalSource, Inc.	7,347	55,690
CIT Group, Inc.†	44,576	1,755,849
City National Corp.	16,376	843,528
Commerce Bancshares, Inc.	8,277	333,811
Cullen/Frost Bankers, Inc.	10,686	613,697
East West Bancorp, Inc.	4,577	96,666
First Citizens BancShares, Inc., Class A	160	26,064
First Horizon National Corp.	8,000	77,040
First Republic Bank	16,059	553,393
Fulton Financial Corp.	6,357	62,680
M&T Bank Corp.	30,375	2,890,485
Popular, Inc.†	3,254	56,717
Regions Financial Corp.	44,722	322,446
Signature Bank†	6,574	440,984
SVB Financial Group†	1,399	84,584
Synovus Financial Corp.	24,906	59,027
TCF Financial Corp.	5,134	61,300
Valley National Bancorp.	6,245	62,575
Zions Bancorporation	24,532	506,709
		9,089,617
Banks-Fiduciary — 0.1%
Northern Trust Corp.	6,826	316,829
Banks-Super Regional — 2.1%
Comerica, Inc.	34,427	1,068,958
Fifth Third Bancorp	78,832	1,222,684
Huntington Bancshares, Inc.	27,378	188,908
KeyCorp	30,179	263,765
SunTrust Banks, Inc.	67,607	1,911,250
		4,655,565
Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc.	2,070	154,443
Beverages-Non-alcoholic — 0.5%
Coca-Cola Enterprises, Inc.	32,997	1,031,816
Beverages-Wine/Spirits — 0.8%
Beam, Inc.	12,589	724,371
Brown-Forman Corp., Class B	601	39,215
Constellation Brands, Inc., Class A†	29,734	961,895
		1,725,481
Brewery — 0.1%
Molson Coors Brewing Co., Class B	4,055	182,678
Broadcast Services/Program — 0.7%
Discovery Communications, Inc., Class A†	9,400	560,522

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Broadcast Services/Program (continued)
Liberty Media Corp. — Liberty Capital, Class A†	3,213	$334,698
Scripps Networks Interactive, Inc., Class A	9,202	563,439
		1,458,659
Building & Construction Products-Misc. — 0.3%
Fortune Brands Home & Security, Inc.†	19,608	529,612
Owens Corning†	3,851	128,855
		658,467
Building Products-Air & Heating — 0.4%
Lennox International, Inc.	16,072	777,242
Building Products-Cement — 0.5%
Eagle Materials, Inc.	9,640	445,947
Martin Marietta Materials, Inc.	8,876	735,554
		1,181,501
Building-Heavy Construction — 0.0%
Chicago Bridge & Iron Co. NV	1,179	44,908
Building-Mobile Home/Manufactured Housing — 0.0%
Thor Industries, Inc.	1,261	45,800
Building-Residential/Commercial — 0.7%
D.R. Horton, Inc.	28,374	585,639
Lennar Corp., Class A	5,122	178,092
NVR, Inc.†	17	14,357
PulteGroup, Inc.†	10,836	167,958
Toll Brothers, Inc.†	14,809	492,103
		1,438,149
Cable/Satellite TV — 0.1%
Cablevision Systems Corp., Class A	5,661	89,727
DISH Network Corp., Class A	1,416	43,344
		133,071
Casino Hotels — 0.4%
MGM Resorts International†	74,014	795,650
Casino Services — 0.0%
International Game Technology	4,168	54,559
Cellular Telecom — 0.6%
MetroPCS Communications, Inc.†	9,614	112,580
NII Holdings, Inc.†	5,438	42,689
Sprint Nextel Corp.†	217,889	1,202,747
U.S. Cellular Corp.†	433	16,943
		1,374,959
Chemicals-Diversified — 0.6%
Celanese Corp., Series A	6,500	246,415
Chemtura Corp.†	32,300	556,206
Georgia Gulf Corp.	6,800	246,296
Huntsman Corp.	6,054	90,386
Rockwood Holdings, Inc.	1,520	70,832
Westlake Chemical Corp.	485	35,434
		1,245,569
Chemicals-Specialty — 1.7%
Albemarle Corp.	13,383	705,017
Ashland, Inc.	19,984	1,430,854
Security Description	Shares	Value (Note 2)
Chemicals-Specialty (continued)
Cabot Corp.	2,007	$73,396
Cytec Industries, Inc.	12,927	846,977
Eastman Chemical Co.	3,368	192,010
International Flavors & Fragrances, Inc.	6,000	357,480
WR Grace & Co.†	202	11,934
		3,617,668
Coal — 0.2%
Alpha Natural Resources, Inc.†	6,974	45,819
CONSOL Energy, Inc.	7,204	216,480
Peabody Energy Corp.	8,625	192,252
Walter Energy, Inc.	1,978	64,206
		518,757
Coatings/Paint — 0.0%
Kronos Worldwide, Inc.	646	9,651
RPM International, Inc.	2,544	72,606
		82,257
Coffee — 0.0%
Green Mountain Coffee Roasters, Inc.†	670	15,913
Commercial Services — 0.1%
Iron Mountain, Inc.	326	11,120
Quanta Services, Inc.†	6,617	163,440
		174,560
Commercial Services-Finance — 0.2%
Equifax, Inc.	381	17,747
H&R Block, Inc.	3,238	56,114
Paychex, Inc.	11,911	396,517
Total System Services, Inc.	728	17,254
		487,632
Computer Services — 0.1%
Computer Sciences Corp.	4,914	158,280
DST Systems, Inc.	886	50,112
		208,392
Computer Software — 0.0%
Akamai Technologies, Inc.†	430	16,452
Computers-Integrated Systems — 0.1%
Brocade Communications Systems, Inc.†	14,524	85,909
Diebold, Inc.	1,838	61,959
		147,868
Computers-Memory Devices — 0.9%
NetApp, Inc.†	26,903	884,571
SanDisk Corp.†	19,218	834,638
Western Digital Corp.	4,421	171,225
		1,890,434
Computers-Periphery Equipment — 0.0%
Lexmark International, Inc., Class A	2,252	50,107
Consulting Services — 0.1%
Booz Allen Hamilton Holding Corp.	771	10,678
CoreLogic, Inc.†	3,381	89,698
Genpact, Ltd.	790	13,177
SAIC, Inc.	5,808	69,928
Towers Watson & Co., Class A	1,922	101,962

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Consulting Services (continued)
Verisk Analytics, Inc., Class A†	637	$30,328
		315,771
Consumer Products-Misc. — 0.4%
Clorox Co.	3,863	278,329
Jarden Corp.	1,944	102,721
Scotts Miracle-Gro Co., Class A	155	6,738
Tupperware Brands Corp.	9,400	503,746
		891,534
Containers-Metal/Glass — 0.6%
Ball Corp.	19,405	821,025
Crown Holdings, Inc.†	14,053	516,448
Greif, Inc., Class A	993	43,871
Owens-Illinois, Inc.†	1,357	25,457
		1,406,801
Containers-Paper/Plastic — 0.6%
Bemis Co., Inc.	3,264	102,718
Packaging Corp. of America	254	9,220
Rock-Tenn Co., Class A	6,580	474,945
Sealed Air Corp.	40,707	629,330
Sonoco Products Co.	3,185	98,703
		1,314,916
Cosmetics & Toiletries — 0.0%
Avon Products, Inc.	3,131	49,939
Cruise Lines — 0.1%
Royal Caribbean Cruises, Ltd.	4,794	144,827
Data Processing/Management — 0.9%
Dun & Bradstreet Corp.	495	39,412
Fidelity National Information Services, Inc.	27,555	860,267
Fiserv, Inc.†	15,447	1,143,541
		2,043,220
Dental Supplies & Equipment — 0.1%
DENTSPLY International, Inc.	2,486	94,816
Patterson Cos., Inc.	212	7,259
		102,075
Diagnostic Kits — 0.1%
Alere, Inc.†	2,545	49,602
QIAGEN NV†	7,456	138,011
		187,613
Dialysis Centers — 0.3%
DaVita, Inc.†	5,600	580,216
Distribution/Wholesale — 0.7%
Arrow Electronics, Inc.†	22,331	752,778
Ingram Micro, Inc., Class A†	4,823	73,454
MRC Global, Inc.†	278	6,836
WESCO International, Inc.†	12,780	731,016
		1,564,084
Diversified Manufacturing Operations — 2.9%
Carlisle Cos., Inc.	1,792	93,041
Colfax Corp.†	1,083	39,713
Cooper Industries PLC	1,561	117,169
Security Description	Shares	Value (Note 2)
Diversified Manufacturing Operations (continued)
Crane Co.	1,549	$61,851
Dover Corp.	34,475	2,050,918
Eaton Corp.	27,927	1,319,830
Harsco Corp.	2,550	52,351
Ingersoll-Rand PLC	1,702	76,284
ITT Corp.	2,232	44,975
Leggett & Platt, Inc.	4,439	111,197
Parker Hannifin Corp.	6,983	583,639
Pentair, Ltd.†	15,799	703,213
SPX Corp.	1,119	73,194
Textron, Inc.	34,276	897,003
Trinity Industries, Inc.	2,541	76,154
		6,300,532
Diversified Operations — 0.1%
Leucadia National Corp.	4,774	108,609
E-Commerce/Services — 0.6%
Expedia, Inc.	1,038	60,038
IAC/InterActiveCorp	1,965	102,298
Liberty Interactive Corp., Class A†	56,845	1,051,633
Liberty Ventures, Series A†	757	37,577
		1,251,546
Electric Products-Misc. — 0.1%
AMETEK, Inc.	4,100	145,345
GrafTech International, Ltd.†	4,004	35,996
Molex, Inc.	4,372	114,896
		296,237
Electric-Generation — 0.1%
AES Corp.	20,315	222,856
Electric-Integrated — 6.8%
Alliant Energy Corp.	3,513	152,429
Ameren Corp.	7,683	251,004
CMS Energy Corp.	57,856	1,362,509
DTE Energy Co.	5,386	322,837
Edison International	39,865	1,821,432
Entergy Corp.	5,609	388,704
Great Plains Energy, Inc.	16,266	362,081
Hawaiian Electric Industries, Inc.	3,058	80,456
Integrys Energy Group, Inc.	2,478	129,352
MDU Resources Group, Inc.	5,978	131,755
National Fuel Gas Co.	2,294	123,968
Northeast Utilities	38,948	1,488,982
NV Energy, Inc.	74,847	1,347,994
OGE Energy Corp.	3,121	173,091
Pepco Holdings, Inc.	7,228	136,609
Pinnacle West Capital Corp.	14,067	742,737
PPL Corp.	77,404	2,248,586
SCANA Corp.	23,139	1,116,919
TECO Energy, Inc.	6,828	121,129
Westar Energy, Inc.	3,995	118,492
Wisconsin Energy Corp.	7,296	274,840
Xcel Energy, Inc.	75,426	2,090,054
		14,985,960
Electronic Components-Misc. — 0.5%
AVX Corp.	1,520	14,577

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Electronic Components-Misc. (continued)
Garmin, Ltd.	3,199	$133,526
Jabil Circuit, Inc.	4,790	89,669
TE Connectivity, Ltd.	20,900	710,809
Vishay Intertechnology, Inc.†	4,178	41,070
		989,651
Electronic Components-Semiconductors — 1.7%
Altera Corp.	19,725	670,354
Avago Technologies, Ltd.	455	15,864
Broadcom Corp., Class A	21,300	736,554
Cavium, Inc.†	3,737	124,554
Cree, Inc.†	3,677	93,874
Fairchild Semiconductor International, Inc.†	4,030	52,874
Freescale Semiconductor, Ltd.†	92	875
Micron Technology, Inc.†	113,535	679,507
NVIDIA Corp.†	19,594	261,384
ON Semiconductor Corp.†	86,465	533,489
PMC — Sierra, Inc.†	7,344	41,420
Rovi Corp.†	2,793	40,526
Silicon Laboratories, Inc.†	119	4,374
Skyworks Solutions, Inc.	654	15,412
Xilinx, Inc.	10,700	357,487
		3,628,548
Electronic Connectors — 0.2%
Amphenol Corp., Class A	6,784	399,442
Electronic Design Automation — 0.1%
Synopsys, Inc.†	4,274	141,127
Electronic Forms — 0.3%
Adobe Systems, Inc.†	21,985	713,633
Electronic Measurement Instruments — 0.3%
Agilent Technologies, Inc.	14,300	549,835
FLIR Systems, Inc.	927	18,517
Itron, Inc.†	1,265	54,585
		622,937
Electronic Parts Distribution — 0.1%
Avnet, Inc.†	4,593	133,610
Tech Data Corp.†	1,195	54,134
		187,744
Electronic Security Devices — 0.3%
Tyco International, Ltd.	13,400	753,884
Electronics-Military — 0.1%
L-3 Communications Holdings, Inc.	3,084	221,154
Engineering/R&D Services — 1.3%
Aecom Technology Corp.†	3,575	75,647
Engility Holdings, Inc.†	514	9,483
Fluor Corp.	1,354	76,203
Jacobs Engineering Group, Inc.†	27,685	1,119,305
KBR, Inc.	4,698	140,094
McDermott International, Inc.†	7,459	91,149
Shaw Group, Inc.†	2,087	91,035
URS Corp.	33,227	1,173,246
		2,776,162
Security Description	Shares	Value (Note 2)
Enterprise Software/Service — 0.2%
CA, Inc.	10,594	$272,954
QLIK Technologies, Inc.†	11,626	260,539
		533,493
Entertainment Software — 0.1%
Activision Blizzard, Inc.	13,411	151,276
Electronic Arts, Inc.†	10,064	127,712
		278,988
Finance-Consumer Loans — 0.6%
SLM Corp.	78,774	1,238,327
Finance-Credit Card — 0.2%
Discover Financial Services	12,500	496,625
Finance-Investment Banker/Broker — 0.9%
E*TRADE Financial Corp.†	9,045	79,686
Interactive Brokers Group, Inc., Class A	1,261	17,679
Jefferies Group, Inc.	4,479	61,318
Lazard, Ltd., Class A	22,233	649,871
LPL Financial Holdings, Inc.	217	6,193
Raymond James Financial, Inc.	25,200	923,580
TD Ameritrade Holding Corp.	7,344	112,877
		1,851,204
Finance-Leasing Companies — 0.0%
Air Lease Corp.†	2,134	43,534
Finance-Other Services — 0.5%
CBOE Holdings, Inc.	373	10,974
NASDAQ OMX Group, Inc.	40,945	953,814
NYSE Euronext	8,042	198,235
		1,163,023
Financial Guarantee Insurance — 0.1%
Assured Guaranty, Ltd.	5,104	69,517
MBIA, Inc.†	4,480	45,382
		114,899
Food-Confectionery — 0.6%
J.M. Smucker Co.	16,188	1,397,510
Food-Dairy Products — 0.0%
Dean Foods Co.†	829	13,554
Food-Meat Products — 0.1%
Hillshire Brands Co.	556	14,890
Hormel Foods Corp.	1,826	53,392
Smithfield Foods, Inc.†	4,826	94,831
Tyson Foods, Inc., Class A	9,201	147,400
		310,513
Food-Misc./Diversified — 1.2%
Campbell Soup Co.	1,183	41,192
ConAgra Foods, Inc.	13,152	362,864
H.J. Heinz Co.	16,323	913,272
Ingredion, Inc.	16,052	885,428
Kellogg Co.	5,000	258,300
Ralcorp Holdings, Inc.†	1,747	127,531
		2,588,587
Food-Retail — 0.1%
Safeway, Inc.	6,561	105,566

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Footwear & Related Apparel — 0.0%
Deckers Outdoor Corp.†	460	$16,854
Funeral Services & Related Items — 0.0%
Service Corp. International	6,874	92,524
Gas-Distribution — 1.4%
AGL Resources, Inc.	3,714	151,940
Atmos Energy Corp.	2,850	102,001
CenterPoint Energy, Inc.	13,530	288,189
New Jersey Resources Corp.	6,991	319,628
NiSource, Inc.	8,995	229,193
Piedmont Natural Gas Co., Inc.	10,525	341,852
Questar Corp.	15,499	315,095
Sempra Energy	16,893	1,089,430
UGI Corp.	3,556	112,903
Vectren Corp.	2,595	74,217
		3,024,448
Home Decoration Products — 0.1%
Newell Rubbermaid, Inc.	9,179	175,227
Hotels/Motels — 0.2%
Choice Hotels International, Inc.	768	24,568
Hyatt Hotels Corp., Class A†	1,431	57,455
Marriott International, Inc., Class A	627	24,516
Starwood Hotels & Resorts Worldwide, Inc.	4,739	274,672
		381,211
Human Resources — 0.1%
Manpower, Inc.	2,538	93,398
Monster Worldwide, Inc.†	11,800	86,494
		179,892
Independent Power Producers — 0.4%
Calpine Corp.†	46,509	804,606
NRG Energy, Inc.	7,209	154,200
		958,806
Industrial Automated/Robotic — 0.3%
Nordson Corp.	4,149	243,214
Rockwell Automation, Inc.	5,234	364,025
		607,239
Instruments-Scientific — 0.1%
PerkinElmer, Inc.	3,606	106,269
Insurance Brokers — 1.1%
Aon PLC	9,456	494,454
Brown & Brown, Inc.	16,572	432,032
Marsh & McLennan Cos., Inc.	22,700	770,211
Willis Group Holdings PLC	19,166	707,609
		2,404,306
Insurance-Life/Health — 1.2%
Lincoln National Corp.	32,837	794,327
Principal Financial Group, Inc.	53,957	1,453,602
Protective Life Corp.	2,564	67,202
StanCorp Financial Group, Inc.	1,405	43,892
Torchmark Corp.	3,117	160,058
Unum Group	9,051	173,960
		2,693,041
Security Description	Shares	Value (Note 2)
Insurance-Multi-line — 2.2%
ACE, Ltd.	12,900	$975,240
Allstate Corp.	14,200	562,462
American Financial Group, Inc.	2,705	102,520
American National Insurance Co.	227	16,305
Assurant, Inc.	2,714	101,232
Cincinnati Financial Corp.	4,623	175,165
CNA Financial Corp.	835	22,378
Genworth Financial, Inc., Class A†	15,563	81,395
Hartford Financial Services Group, Inc.	63,060	1,225,886
Kemper Corp.	1,560	47,908
Old Republic International Corp.	8,215	76,400
XL Group PLC	59,072	1,419,500
		4,806,391
Insurance-Property/Casualty — 1.1%
Alleghany Corp.†	536	184,888
Arch Capital Group, Ltd.†	3,808	158,717
Fidelity National Financial, Inc., Class A	7,054	150,885
Hanover Insurance Group, Inc.	777	28,951
HCC Insurance Holdings, Inc.	3,204	108,584
Markel Corp.†	305	139,839
Mercury General Corp.	848	32,775
ProAssurance Corp.	970	87,727
Progressive Corp.	19,351	401,340
White Mountains Insurance Group, Ltd.	188	96,508
WR Berkley Corp.	27,103	1,016,091
		2,406,305
Insurance-Reinsurance — 2.1%
Allied World Assurance Co. Holdings AG	564	43,569
Aspen Insurance Holdings, Ltd.	2,264	69,029
Axis Capital Holdings, Ltd.	3,466	121,033
Endurance Specialty Holdings, Ltd.	1,232	47,432
Everest Re Group, Ltd.	20,967	2,242,630
PartnerRe, Ltd.	21,989	1,633,343
Reinsurance Group of America, Inc.	2,333	135,011
RenaissanceRe Holdings, Ltd.	1,639	126,268
Validus Holdings, Ltd.	2,493	84,538
		4,502,853
Internet Incubators — 0.0%
HomeAway, Inc.†	114	2,673
Internet Security — 0.2%
Symantec Corp.†	21,521	387,378
VeriSign, Inc.†	399	19,427
		406,805
Investment Companies — 0.4%
Ares Capital Corp.	48,325	828,290
Investment Management/Advisor Services — 1.7%
Affiliated Managers Group, Inc.†	6,913	850,299
Ameriprise Financial, Inc.	21,024	1,191,850
Federated Investors, Inc., Class B	482	9,973
Invesco, Ltd.	58,607	1,464,589
Janus Capital Group, Inc.	5,968	56,338
Legg Mason, Inc.	4,470	110,320
		3,683,369

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Linen Supply & Related Items — 0.0%
Cintas Corp.	1,917	$79,460
Machine Tools & Related Products — 0.2%
Kennametal, Inc.	12,734	472,177
Machinery-Construction & Mining — 0.0%
Terex Corp.†	3,495	78,917
Machinery-Electrical — 0.0%
Regal-Beloit Corp.	1,229	86,620
Machinery-Farming — 0.1%
AGCO Corp.†	3,078	146,143
CNH Global NV†	880	34,118
		180,261
Machinery-General Industrial — 0.8%
Gardner Denver, Inc.	11,287	681,848
IDEX Corp.	22,896	956,366
Manitowoc Co., Inc.	996	13,287
Zebra Technologies Corp., Class A†	1,382	51,880
		1,703,381
Machinery-Pumps — 0.1%
Flowserve Corp.	133	16,989
Xylem, Inc.	5,231	131,560
		148,549
Medical Information Systems — 0.0%
Allscripts Healthcare Solutions, Inc.†	6,045	75,139
Medical Instruments — 0.6%
Boston Scientific Corp.†	192,944	1,107,498
St. Jude Medical, Inc.	2,275	95,846
		1,203,344
Medical Labs & Testing Services — 0.5%
Covance, Inc.†	1,645	76,805
Laboratory Corp. of America Holdings†	6,900	638,043
Quest Diagnostics, Inc.	4,430	280,995
		995,843
Medical Products — 0.5%
CareFusion Corp.†	7,026	199,468
Cooper Cos., Inc.	1,053	99,466
Henry Schein, Inc.†	1,229	97,423
Hill-Rom Holdings, Inc.	1,965	57,103
Hospira, Inc.†	5,229	171,616
Sirona Dental Systems, Inc.†	1,435	81,738
Teleflex, Inc.	1,292	88,941
Zimmer Holdings, Inc.	5,019	339,385
		1,135,140
Medical-Biomedical/Gene — 0.7%
Bio-Rad Laboratories, Inc., Class A†	640	68,301
Charles River Laboratories International, Inc.†	567	22,453
Life Technologies Corp.†	28,739	1,404,762
Vertex Pharmaceuticals, Inc.†	1,468	82,135
		1,577,651
Security Description	Shares	Value (Note 2)
Medical-Drugs — 0.2%
Endo Health Solutions, Inc.†	1,376	$43,647
Forest Laboratories, Inc.†	8,413	299,587
		343,234
Medical-Generic Drugs — 2.0%
Mylan, Inc.†	95,254	2,324,198
Par Pharmaceutical Cos., Inc.†	10,900	544,782
Watson Pharmaceuticals, Inc.†	16,800	1,430,688
		4,299,668
Medical-HMO — 1.4%
Aetna, Inc.	23,210	919,116
AMERIGROUP Corp.†	457	41,783
Cigna Corp.	29,529	1,392,883
Coventry Health Care, Inc.	4,523	188,564
Health Net, Inc.†	2,637	59,359
Humana, Inc.	5,166	362,395
		2,964,100
Medical-Hospitals — 0.6%
Community Health Systems, Inc.†	33,178	966,807
HCA Holdings, Inc.	1,838	61,113
Health Management Associates, Inc., Class A	8,117	68,102
LifePoint Hospitals, Inc.†	1,543	66,009
Tenet Healthcare Corp.†	12,330	77,309
Universal Health Services, Inc., Class B	2,668	122,008
		1,361,348
Medical-Wholesale Drug Distribution — 0.2%
McKesson Corp.	4,914	422,751
Metal Processors & Fabrication — 0.0%
Timken Co.	2,522	93,718
Metal-Aluminum — 0.1%
Alcoa, Inc.	33,775	298,909
Metal-Diversified — 0.0%
Molycorp, Inc.†	1,556	17,894
Metal-Iron — 0.1%
Cliffs Natural Resources, Inc.	4,511	176,515
Miscellaneous Manufacturing — 0.0%
Aptargroup, Inc.	1,399	72,342
Motion Pictures & Services — 0.0%
Dolby Laboratories, Inc., Class A†	665	21,779
DreamWorks Animation SKG, Inc., Class A†	2,147	41,287
		63,066
Networking Products — 0.6%
Anixter International, Inc.	17,600	1,011,296
Palo Alto Networks, Inc.†	53	3,263
Polycom, Inc.†	39,519	390,053
		1,404,612
Non-Ferrous Metals — 0.0%
Titanium Metals Corp.	2,534	32,511
Non-Hazardous Waste Disposal — 0.3%
Covanta Holding Corp.	3,204	54,981

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Non-Hazardous Waste Disposal (continued)
Republic Services, Inc.	17,554	$482,910
Waste Connections, Inc.	3,675	111,169
		649,060
Office Automation & Equipment — 0.2%
Pitney Bowes, Inc.	2,061	28,483
Xerox Corp.	42,674	313,227
		341,710
Office Supplies & Forms — 0.1%
Avery Dennison Corp.	3,281	104,401
Oil & Gas Drilling — 1.1%
Atwood Oceanics, Inc.†	1,236	56,176
Diamond Offshore Drilling, Inc.	2,178	143,334
Ensco PLC, Class A	15,600	851,136
Helmerich & Payne, Inc.	6,136	292,135
Nabors Industries, Ltd.†	21,291	298,713
Patterson-UTI Energy, Inc.	4,943	78,297
Rowan Cos. PLC, Class A†	18,431	622,415
Unit Corp.†	1,537	63,786
		2,405,992
Oil Companies-Exploration & Production — 3.5%
Cabot Oil & Gas Corp.	6,758	303,434
Chesapeake Energy Corp.	20,972	395,742
Cimarex Energy Co.	2,713	158,846
Cobalt International Energy, Inc.†	337	7,505
Denbury Resources, Inc.†	12,368	199,867
Energen Corp.	12,850	673,469
EQT Corp.	17,203	1,014,977
EXCO Resources, Inc.	3,924	31,431
Laredo Petroleum Holdings, Inc.†	49	1,077
Newfield Exploration Co.†	4,268	133,674
Noble Energy, Inc.	10,480	971,601
Pioneer Natural Resources Co.	9,369	978,124
Plains Exploration & Production Co.†	4,081	152,915
QEP Resources, Inc.	16,948	536,574
Range Resources Corp.	19,697	1,376,229
SandRidge Energy, Inc.†	15,496	108,007
SM Energy Co.	339	18,343
Southwestern Energy Co.†	7,229	251,425
Ultra Petroleum Corp.†	4,841	106,405
Whiting Petroleum Corp.†	3,195	151,379
WPX Energy, Inc.†	6,292	104,384
		7,675,408
Oil Companies-Integrated — 0.7%
Marathon Petroleum Corp.	22,978	1,254,369
Murphy Oil Corp.	6,148	330,086
		1,584,455
Oil Field Machinery & Equipment — 0.7%
Cameron International Corp.†	27,588	1,546,859
Oil Refining & Marketing — 1.0%
Cheniere Energy, Inc.†	2,346	36,480
HollyFrontier Corp.	21,617	892,134
Sunoco, Inc.	440	20,605
Tesoro Corp.	14,645	613,626
Security Description	Shares	Value (Note 2)
Oil Refining & Marketing (continued)
Valero Energy Corp.	17,505	$554,558
		2,117,403
Oil-Field Services — 0.5%
Halliburton Co.	9,800	330,162
Oil States International, Inc.†	223	17,720
RPC, Inc.	245	2,913
SEACOR Holdings, Inc.†	368	30,676
Superior Energy Services, Inc.†	29,387	603,021
Weatherford International, Ltd.†	15,000	190,200
		1,174,692
Paper & Related Products — 0.8%
Domtar Corp.	1,144	89,564
International Paper Co.	42,747	1,552,571
MeadWestvaco Corp.	5,475	167,535
		1,809,670
Pharmacy Services — 0.1%
Omnicare, Inc.	3,577	121,511
Physicians Practice Management — 0.1%
MEDNAX, Inc.†	1,558	115,993
Pipelines — 0.2%
Kinder Morgan, Inc.	13,200	468,864
Power Converter/Supply Equipment — 0.0%
Hubbell, Inc., Class B	322	25,998
Precious Metals — 0.0%
Tahoe Resources, Inc.†	1,989	40,496
Printing-Commercial — 0.0%
R.R. Donnelley & Sons Co.	5,708	60,505
Private Corrections — 0.1%
Corrections Corp. of America	3,165	105,869
Private Equity — 0.1%
American Capital, Ltd.†	10,531	119,422
Professional Sports — 0.0%
Madison Square Garden, Co., Class A†	1,807	72,768
Publishing-Books — 0.0%
John Wiley & Sons, Inc., Class A	842	38,690
Publishing-Newspapers — 0.1%
Gannett Co., Inc.	7,439	132,042
Washington Post Co., Class B	134	48,646
		180,688
Publishing-Periodicals — 0.0%
Nielsen Holdings NV†	2,891	86,672
Quarrying — 0.2%
Vulcan Materials Co.	8,617	407,584
Racetracks — 0.0%
Penn National Gaming, Inc.†	1,919	82,709
Real Estate Investment Trusts — 9.2%
Alexandria Real Estate Equities, Inc.	22,996	1,690,666
American Campus Communities, Inc.	2,615	114,746
American Capital Agency Corp.	10,805	373,745
Annaly Capital Management, Inc.	30,860	519,682
Apartment Investment & Management Co., Class A	1,303	33,865

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
AvalonBay Communities, Inc.	9,915	$1,348,341
BioMed Realty Trust, Inc.	4,881	91,372
Boston Properties, Inc.	3,942	436,025
Brandywine Realty Trust	4,536	55,294
BRE Properties, Inc.	1,738	81,495
Camden Property Trust	8,002	516,049
CBL & Associates Properties, Inc.	23,191	494,896
Chimera Investment Corp.	32,527	88,148
CommonWealth REIT	2,650	38,584
Corporate Office Properties Trust	2,281	54,676
DDR Corp.	6,980	107,213
Douglas Emmett, Inc.	24,752	571,029
Duke Realty Corp.	8,436	124,009
Equity Lifestyle Properties, Inc.	227	15,463
Extra Space Storage, Inc.	1,219	40,532
Federal Realty Investment Trust	434	45,700
General Growth Properties, Inc.	16,719	325,686
Hatteras Financial Corp.	3,096	87,276
HCP, Inc.	12,353	549,461
Health Care REIT, Inc.	8,197	473,377
Home Properties, Inc.	6,217	380,916
Hospitality Properties Trust	3,911	93,004
Host Hotels & Resorts, Inc.	85,748	1,376,255
Kilroy Realty Corp.	1,997	89,426
Kimco Realty Corp.	50,179	1,017,128
Liberty Property Trust	37,941	1,374,982
Macerich Co.	4,197	240,194
Mack-Cali Realty Corp.	2,780	73,948
MFA Financial, Inc.	94,356	802,026
Mid-America Apartment Communities, Inc.	72	4,702
National Retail Properties, Inc.	3,389	103,365
Piedmont Office Realty Trust, Inc.	5,469	94,832
Post Properties, Inc.	1,008	48,344
Prologis, Inc.	14,578	510,667
Rayonier, Inc.	806	39,502
Realty Income Corp.	4,224	172,719
Regency Centers Corp.	1,132	55,162
Retail Properties of America, Inc., Class A	2,694	30,496
Senior Housing Properties Trust	5,582	121,576
SL Green Realty Corp.	2,838	227,239
Tanger Factory Outlet Centers	19,141	618,829
Taubman Centers, Inc.	1,281	98,291
UDR, Inc.	7,832	194,390
Ventas, Inc.	33,636	2,093,841
Vornado Realty Trust	13,278	1,076,182
Weingarten Realty Investors	3,837	107,858
Weyerhaeuser Co.	32,072	838,362
		20,161,566
Real Estate Management/Services — 0.5%
Jones Lang LaSalle, Inc.	15,485	1,182,280
Real Estate Operations & Development — 0.1%
Alexander & Baldwin, Inc.†	1,242	36,676
Forest City Enterprises, Inc., Class A†	4,488	71,135
Security Description	Shares	Value (Note 2)
Real Estate Operations & Development (continued)
Howard Hughes Corp.†	868	$61,671
St. Joe Co.†	1,822	35,529
		205,011
Rental Auto/Equipment — 0.0%
Aaron's, Inc.	577	16,047
Hertz Global Holdings, Inc.†	3,414	46,874
		62,921
Retail-Apparel/Shoe — 0.9%
Abercrombie & Fitch Co., Class A	2,686	91,109
American Eagle Outfitters, Inc.	1,389	29,280
Chico's FAS, Inc.	1,582	28,650
DSW, Inc., Class A	65	4,337
Foot Locker, Inc.	3,818	135,539
Guess?, Inc.	1,940	49,315
Limited Brands, Inc.	5,201	256,201
PVH Corp.	8,612	807,117
Ross Stores, Inc.	4,407	284,692
Urban Outfitters, Inc.†	8,964	336,688
		2,022,928
Retail-Auto Parts — 0.2%
AutoZone, Inc.†	1,446	534,543
Retail-Automobile — 0.1%
AutoNation, Inc.†	518	22,621
CarMax, Inc.†	5,910	167,253
		189,874
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A	4,179	87,759
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	8,527	146,579
Retail-Home Furnishings — 0.3%
Pier 1 Imports, Inc.	37,100	695,254
Retail-Jewelry — 0.1%
Signet Jewelers, Ltd.	2,694	131,360
Tiffany & Co.	641	39,665
		171,025
Retail-Mail Order — 0.0%
Williams-Sonoma, Inc.	1,229	54,039
Retail-Major Department Stores — 0.1%
J.C. Penney Co., Inc.	5,053	122,737
Sears Holdings Corp.†	1,146	63,592
		186,329
Retail-Misc./Diversified — 0.0%
Sally Beauty Holdings, Inc.†	308	7,728
Retail-Office Supplies — 0.1%
Staples, Inc.	21,821	251,378
Retail-Pet Food & Supplies — 0.2%
PetSmart, Inc.	5,568	384,081
Retail-Petroleum Products — 0.0%
World Fuel Services Corp.	1,548	55,124
Retail-Regional Department Stores — 1.5%
Dillard's, Inc., Class A	932	67,402
Kohl's Corp.	21,170	1,084,328

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Retail-Regional Department Stores (continued)
Macy's, Inc.	56,723	$2,133,919
		3,285,649
Retail-Restaurants — 0.4%
Chipotle Mexican Grill, Inc.†	1,087	345,166
Darden Restaurants, Inc.	9,500	529,625
Wendy's Co.	8,872	40,368
		915,159
Retirement/Aged Care — 0.0%
Brookdale Senior Living, Inc.†	3,077	71,448
Satellite Telecom — 0.0%
EchoStar Corp., Class A†	904	25,909
Savings & Loans/Thrifts — 0.3%
BankUnited, Inc.	1,100	27,071
Capitol Federal Financial, Inc.	5,192	62,096
First Niagara Financial Group, Inc.	11,166	90,333
Hudson City Bancorp, Inc.	16,722	133,107
New York Community Bancorp, Inc.	13,904	196,881
People's United Financial, Inc.	8,824	107,123
TFS Financial Corp.†	2,543	23,065
Washington Federal, Inc.	3,383	56,429
		696,105
Schools — 0.0%
DeVry, Inc.	2,073	47,181
Semiconductor Components-Integrated Circuits — 0.6%
Analog Devices, Inc.	26,944	1,055,935
Atmel Corp.†	12,857	67,628
Cypress Semiconductor Corp.	1,987	21,301
Marvell Technology Group, Ltd.	14,879	136,143
Maxim Integrated Products, Inc.	4,626	123,144
		1,404,151
Semiconductor Equipment — 0.9%
Applied Materials, Inc.	40,584	453,120
KLA-Tencor Corp.	5,298	252,741
Lam Research Corp.†	38,388	1,220,163
Teradyne, Inc.†	5,195	73,873
		1,999,897
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.†	1,565	65,808
Soap & Cleaning Preparation — 0.2%
Church & Dwight Co., Inc.	6,792	366,700
Steel-Producers — 1.3%
Carpenter Technology Corp.	13,577	710,348
Commercial Metals Co.	3,671	48,457
Nucor Corp.	10,038	384,054
Reliance Steel & Aluminum Co.	29,079	1,522,286
Steel Dynamics, Inc.	5,438	61,069
United States Steel Corp.	4,560	86,959
		2,813,173
Steel-Specialty — 0.2%
Allegheny Technologies, Inc.	14,091	449,503
Telecom Equipment-Fiber Optics — 0.0%
JDS Uniphase Corp.†	7,322	90,683
Security Description	Shares	Value (Note 2)
Telecom Services — 0.1%
Amdocs, Ltd.†	5,341	$176,199
Clearwire Corp., Class A†	11,094	14,977
Level 3 Communications, Inc.†	2,500	57,425
		248,601
Telecommunication Equipment — 0.5%
Harris Corp.	2,532	129,689
Juniper Networks, Inc.†	61,176	1,046,721
		1,176,410
Telephone-Integrated — 0.5%
CenturyLink, Inc.	20,800	840,320
Frontier Communications Corp.	31,614	154,908
Telephone & Data Systems, Inc.	3,006	76,984
Windstream Corp.	7,564	76,472
		1,148,684
Textile-Home Furnishings — 0.1%
Mohawk Industries, Inc.†	1,803	144,276
Theaters — 0.0%
Regal Entertainment Group, Class A	1,640	23,075
Therapeutics — 0.3%
Warner Chilcott PLC, Class A	41,238	556,713
Tobacco — 0.3%
Lorillard, Inc.	4,664	543,123
Tools-Hand Held — 0.5%
Snap-on, Inc.	1,473	105,865
Stanley Black & Decker, Inc.	13,618	1,038,372
		1,144,237
Toys — 0.1%
Hasbro, Inc.	354	13,512
Mattel, Inc.	2,437	86,465
		99,977
Transport-Equipment & Leasing — 0.0%
GATX Corp.	1,482	62,896
Transport-Marine — 0.4%
Gulfmark Offshore, Inc., Class A†	3,100	102,424
Kirby Corp.†	1,158	64,014
Teekay Corp.	1,149	35,849
Tidewater, Inc.	12,922	627,105
		829,392
Transport-Rail — 0.2%
Kansas City Southern	4,482	339,646
Transport-Services — 0.1%
Expeditors International of Washington, Inc.	646	23,489
Matson, Inc.	1,242	25,970
Ryder System, Inc.	1,623	63,394
UTi Worldwide, Inc.	3,279	44,168
		157,021
Transport-Truck — 0.1%
Con-way, Inc.	798	21,841
Knight Transportation, Inc.	13,600	194,480
		216,321

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
Veterinary Diagnostics — 0.0%
VCA Antech, Inc.†	2,770	$54,652
Water — 0.1%
American Water Works Co., Inc.	5,580	206,795
Aqua America, Inc.	3,906	96,712
		303,507
Web Portals/ISP — 0.0%
AOL, Inc.†	2,283	80,430
Wire & Cable Products — 0.0%
General Cable Corp.†	1,479	43,453
X-Ray Equipment — 0.4%
Hologic, Inc.†	45,541	921,750
Total Common Stock (cost $190,954,820)		211,412,788
WARRANTS† — 0.0%
Oil Companies-Exploration & Production — 0.0%
Kinder Morgan, Inc. Expires 02/15/2017 (strike price $40.00) (cost $23,996)	15,104	52,713
EXCHANGE-TRADED FUNDS — 1.1%
iShares Russell Midcap Value Index Fund (cost $2,226,790)	47,665	2,322,239
RIGHTS† — 0.0%
E-Commerce/Services — 0.0%
Liberty Ventures Expires 10/09/2012 (subscription price $35.99)	253	3,425
Retail-Major Department Stores — 0.0%
Sears Hometown and Outlet Stores, Inc. Expires 10/04/2012 (subscription price $15.00)	1,146	3,117
Total Rights (cost $3,767)		6,542
Total Long-Term Investment Securities (cost $193,209,373)		213,794,282
Security Description	Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 0.0%
U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.09% due 12/13/2012(1) (cost $59,989)	$60,000	$59,990
REPURCHASE AGREEMENTS — 2.3%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01% dated 09/28/2012, to be repurchased 10/01/2012 in the amount of $2,716,002 and collateralized by $1,740,000 of U.S. Treasury Bonds, bearing interest at 6.25% due 05/15/2030 and having approximate value of $2,777,971	2,716,000	2,716,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01% dated 09/28/2012, to be repurchased 10/01/2012 in the amount of $1,694,001 and collateralized by $1,725,000 of U.S. Treasury Notes, bearing interest at 0.38% due 04/15/2015 and having approximate value of $1,731,438	1,694,000	1,694,000
State Street Bank & Trust Co. Joint Repurchase Agreement(2)	681,000	681,000
Total Repurchase Agreements (cost $5,091,000)		5,091,000
TOTAL INVESTMENTS (cost $198,360,362)(3)	99.9%	218,945,272
Other assets less liabilities	0.1	156,744
NET ASSETS	100.0%	$219,102,016

†  Non-income producing security

(1)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(2)  See Note 2 for details of Joint Repurchase Agreements.

(3)  See Note 4 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2012	Unrealized Appreciation (Depreciation)
7	Long	S&P MidCap 400 E-Mini Index	December 2012	$706,662	$690,550	($16,112)

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Electric-Integrated	$14,985,960	$—	$—	$14,985,960
Real Estate Investment Trusts	20,161,566	—	—	20,161,566
Other Industries*	176,265,262	—	—	176,265,262
Warrants	52,713	—	—	52,713
Exchange-Traded Funds	2,322,239	—	—	2,322,239
Rights	6,542	—	—	6,542
Short-Term Investment Securities:
U.S. Government Treasuries	—	59,990	—	59,990
Repurchase Agreements	—	5,091,000	—	5,091,000
Total	$213,794,282	$5,150,990	$—	$218,945,272
Liabilities:
Other Financial Instruments:+
Open Futures Contracts - Depreciation	$16,112	$—	$—	$16,112

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust Small Cap Portfolio

PORTFOLIO PROFILE — September 30, 2012 (unaudited)

Industry Allocation*
Banks-Commercial	7.1%
Real Estate Investment Trusts	5.9
Repurchase Agreements	2.9
Retail-Apparel/Shoe	2.8
Exchange-Traded Funds	2.6
Oil Companies-Exploration & Production	2.6
Investment Management/Advisor Services	2.1
Diversified Manufacturing Operations	2.0
Commercial Services	1.9
Machinery-General Industrial	1.6
Electric-Integrated	1.6
Electronic Components-Semiconductors	1.5
Retail-Restaurants	1.5
Medical-Biomedical/Gene	1.5
Consumer Products-Misc.	1.4
Semiconductor Equipment	1.4
Medical-Hospitals	1.4
Networking Products	1.4
Finance-Investment Banker/Broker	1.4
Oil-Field Services	1.3
Gas-Distribution	1.3
Wireless Equipment	1.3
E-Commerce/Services	1.3
Oil Field Machinery & Equipment	1.2
Insurance-Property/Casualty	1.2
Metal Processors & Fabrication	1.2
Steel-Producers	1.1
Medical Instruments	1.0
Enterprise Software/Service	1.0
Human Resources	0.9
Food-Misc./Diversified	0.9
Retail-Automobile	0.9
Electronic Design Automation	0.9
E-Marketing/Info	0.9
Aerospace/Defense-Equipment	0.9
Building & Construction-Misc.	0.9
Retail-Convenience Store	0.8
Computer Aided Design	0.8
Applications Software	0.8
Electronic Components-Misc.	0.8
Computer Services	0.8
Aerospace/Defense	0.8
Home Furnishings	0.8
Savings & Loans/Thrifts	0.8
Semiconductor Components-Integrated Circuits	0.8
Medical-Drugs	0.8
Real Estate Management/Services	0.8
Distribution/Wholesale	0.8
Entertainment Software	0.8
Telecommunication Equipment	0.7
Retail-Vitamins & Nutrition Supplements	0.7
Patient Monitoring Equipment	0.7
Engineering/R&D Services	0.7
Transport-Truck	0.7
Computer Data Security	0.7
Chemicals-Plastics	0.7
Commercial Services-Finance	0.6
Medical Products	0.6
Resorts/Theme Parks	0.6
Building-Residential/Commercial	0.6
Transport-Services	0.6%
Circuit Boards	0.5
Transport-Marine	0.5
Building & Construction Products-Misc.	0.5
Footwear & Related Apparel	0.5
Auto-Heavy Duty Trucks	0.5
Transport-Rail	0.5
Insurance-Reinsurance	0.4
Internet Telephone	0.4
Therapeutics	0.4
Chemicals-Specialty	0.4
Communications Software	0.4
Consulting Services	0.4
Building-Heavy Construction	0.4
Auto-Truck Trailers	0.4
Tools-Hand Held	0.3
Paper & Related Products	0.3
Computer Software	0.3
Retail-Sporting Goods	0.3
Food-Retail	0.3
Auto/Truck Parts & Equipment-Original	0.3
Computers-Integrated Systems	0.3
Medical-HMO	0.3
Airlines	0.3
Lasers-System/Components	0.3
Computers-Periphery Equipment	0.3
Food-Wholesale/Distribution	0.2
Non-Ferrous Metals	0.2
Electronic Measurement Instruments	0.2
Coal	0.2
Rubber-Tires	0.2
Medical-Outpatient/Home Medical	0.2
Retail-Leisure Products	0.2
Retail-Pawn Shops	0.2
Building Products-Cement	0.2
Advanced Materials	0.2
Finance-Consumer Loans	0.2
Data Processing/Management	0.2
Electric Products-Misc.	0.2
Alternative Waste Technology	0.2
Theaters	0.2
Dental Supplies & Equipment	0.2
Auction Houses/Art Dealers	0.2
Garden Products	0.2
Industrial Automated/Robotic	0.2
Medical Information Systems	0.1
Apparel Manufacturers	0.1
Miscellaneous Manufacturing	0.1
Wire & Cable Products	0.1
Food-Canned	0.1
Office Furnishings-Original	0.1
Instruments-Scientific	0.1
Leisure Products	0.1
Research & Development	0.1
Telephone-Integrated	0.1
Office Supplies & Forms	0.1
Schools	0.1
Diversified Operations/Commercial Services	0.1
Internet Security	0.1
Identification Systems	0.1

Seasons Series Trust Small Cap Portfolio

PORTFOLIO PROFILE — September 30, 2012 (unaudited) (continued)

Industry Allocation*
Private Corrections	0.1%
Batteries/Battery Systems	0.1
Environmental Consulting & Engineering	0.1
Investment Companies	0.1
Finance-Other Services	0.1
Seismic Data Collection	0.1
Linen Supply & Related Items	0.1
Transactional Software	0.1
Retail-Video Rentals	0.1
Metal Products-Distribution	0.1
Retail-Building Products	0.1
Disposable Medical Products	0.1
Metal-Aluminum	0.1
Casino Services	0.1
Insurance-Multi-line	0.1
Telecom Services	0.1
Internet Content-Information/News	0.1
Internet Application Software	0.1
Machinery-Electrical	0.1
Physicians Practice Management	0.1
Medical-Nursing Homes	0.1
E-Commerce/Products	0.1
Chemicals-Diversified	0.1
Instruments-Controls	0.1
Building Products-Doors & Windows	0.1
Auto Repair Centers	0.1
E-Services/Consulting	0.1
Coffee	0.1
Building-Maintance & Services	0.1
Veterinary Diagnostics	0.1
Firearms & Ammunition	0.1
Brewery	0.1
Machinery-Farming	0.1
Power Converter/Supply Equipment	0.1
Engines-Internal Combustion	0.1
Poultry	0.1
U.S. Government Treasuries	0.1
Diversified Minerals	0.1
Telecom Equipment-Fiber Optics	0.1
Audio/Video Products	0.1
Water	0.1
Chemicals-Other	0.1
Building Products-Wood	0.1
Diagnostic Kits	0.1
Building Products-Air & Heating	0.1
Gambling (Non-Hotel)	0.1
Banks-Fiduciary	0.1
Retail-Discount	0.1
Travel Services	0.1
100.8%

*  Calculated as a percentage of net assets

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCK — 95.2%
Advanced Materials — 0.2%
Ceradyne, Inc.	2,082	$50,863
Hexcel Corp.†	10,132	243,371
STR Holdings, Inc.†	3,547	10,996
		305,230
Aerospace/Defense — 0.8%
Aerovironment, Inc.†	1,731	40,627
Cubic Corp.	1,468	73,488
National Presto Industries, Inc.	447	32,577
Spirit Aerosystems Holdings, Inc., Class A†	35,130	780,237
Teledyne Technologies, Inc.†	3,369	213,561
		1,140,490
Aerospace/Defense-Equipment — 0.9%
AAR Corp.	3,675	60,344
Curtiss-Wright Corp.	4,296	140,479
GenCorp, Inc.†	5,509	52,280
Kaman Corp.	2,418	86,710
Moog, Inc., Class A†	4,145	156,971
Orbital Sciences Corp.†	5,402	78,653
Triumph Group, Inc.	9,968	623,299
		1,198,736
Agricultural Operations — 0.0%
Andersons, Inc.	1,583	59,616
Airlines — 0.3%
Allegiant Travel Co.†	1,390	88,070
Hawaiian Holdings, Inc.†	41,692	233,058
SkyWest, Inc.	4,690	48,448
		369,576
Alternative Waste Technology — 0.2%
Calgon Carbon Corp.†	5,212	74,584
Darling International, Inc.†	10,763	196,855
		271,439
Apparel Manufacturers — 0.1%
Maidenform Brands, Inc.†	2,157	44,175
Oxford Industries, Inc.	1,305	73,667
Quiksilver, Inc.†	11,387	37,805
True Religion Apparel, Inc.	2,218	47,310
		202,957
Applications Software — 0.8%
Compuware Corp.†	95,150	942,936
Ebix, Inc.	2,921	68,965
EPIQ Systems, Inc.	2,926	39,267
Progress Software Corp.†	5,798	124,019
		1,175,187
Athletic Footwear — 0.0%
K-Swiss, Inc., Class A†	2,215	7,597
Auction House/Art Dealers — 0.2%
Sotheby's	6,910	217,665
Security Description	Shares	Value (Note 2)
Audio/Video Products — 0.1%
DTS, Inc.†	1,729	$40,251
Universal Electronics, Inc.†	1,371	24,102
VOXX International Corp.†	1,734	12,971
		77,324
Auto Repair Centers — 0.1%
Monro Muffler Brake, Inc.	2,667	93,852
Auto-Heavy Duty Trucks — 0.5%
Oshkosh Corp.†	24,340	667,646
Auto-Truck Trailers — 0.4%
Wabash National Corp.†	72,545	517,246
Auto/Truck Parts & Equipment-Original — 0.3%
Spartan Motors, Inc.	2,851	14,255
Superior Industries International, Inc.	22,108	377,826
		392,081
Auto/Truck Parts & Equipment-Replacement — 0.0%
Standard Motor Products, Inc.	1,785	32,880
Banks-Commercial — 7.1%
Bancorp, Inc.†	99,326	1,020,078
Bank of the Ozarks, Inc.	2,691	92,759
BBCN Bancorp, Inc.†	7,139	90,023
City Holding Co.	1,356	48,599
Columbia Banking System, Inc.	3,630	67,300
Community Bank System, Inc.	3,612	101,822
CVB Financial Corp.	8,054	96,165
East West Bancorp, Inc.	35,362	746,845
First BanCorp†	6,413	28,345
First Commonwealth Financial Corp.	9,583	67,560
First Financial Bancorp	5,353	90,519
First Financial Bankshares, Inc.	2,737	98,614
First Midwest Bancorp, Inc.	6,849	85,955
First Republic Bank	9,910	341,499
FirstMerit Corp.	36,790	541,917
FNB Corp.	12,785	143,320
Glacier Bancorp, Inc.	6,582	102,548
Hanmi Financial Corp.†	2,880	36,893
Home BancShares, Inc.	2,108	71,862
Iberiabank Corp.	14,960	685,168
Independent Bank Corp.	1,982	59,638
National Penn Bancshares, Inc.	11,138	101,467
NBT Bancorp, Inc.	3,087	68,130
Old National Bancorp	9,273	126,206
PacWest Bancorp	2,943	68,778
Pinnacle Financial Partners, Inc.†	2,983	57,632
PrivateBancorp, Inc.	5,369	85,850
S&T Bancorp, Inc.	2,648	46,631
Signature Bank†	17,524	1,175,510
Simmons First National Corp., Class A	1,537	37,434
Sterling Bancorp	2,829	28,064
Susquehanna Bancshares, Inc.	17,059	178,437
SVB Financial Group†	18,670	1,128,788
Texas Capital Bancshares, Inc.†	3,671	182,485
Tompkins Financial Corp.	6,850	277,562
TrustCo Bank Corp.	8,584	49,100
UMB Financial Corp.	2,970	144,580

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Banks-Commercial (continued)
Umpqua Holdings Corp.	31,449	$405,378
United Bankshares, Inc.	4,186	104,273
United Community Banks, Inc.†	4,223	35,431
ViewPoint Financial Group, Inc.	3,242	62,149
Wilshire Bancorp, Inc.†	5,675	35,753
Wintrust Financial Corp.	25,157	945,148
		9,962,215
Banks-Fiduciary — 0.1%
Boston Private Financial Holdings, Inc.	7,223	69,269
Batteries/Battery Systems — 0.1%
EnerSys, Inc.†	4,394	155,064
Brewery — 0.1%
Boston Beer Co., Inc., Class A†	769	86,105
Broadcast Services/Program — 0.0%
Digital Generation, Inc.†	2,324	26,401
Building & Construction Products-Misc. — 0.5%
Drew Industries, Inc.†	1,715	51,810
Gibraltar Industries, Inc.†	35,369	453,431
NCI Building Systems, Inc.†	1,732	17,372
Quanex Building Products Corp	3,379	63,660
Simpson Manufacturing Co., Inc.	3,670	105,035
		691,308
Building & Construction-Misc. — 0.9%
Aegion Corp.†	3,595	68,880
Dycom Industries, Inc.†	3,075	44,219
MasTec, Inc.†	54,909	1,081,707
		1,194,806
Building Products-Air & Heating — 0.1%
AAON, Inc.	1,706	33,591
Comfort Systems USA, Inc.	3,417	37,348
		70,939
Building Products-Cement — 0.2%
Eagle Materials, Inc.	4,206	194,570
Headwaters, Inc.†	5,592	36,795
Texas Industries, Inc.†	1,896	77,072
		308,437
Building Products-Doors & Windows — 0.1%
Apogee Enterprises, Inc.	2,593	50,874
Griffon Corp.	4,209	43,353
		94,227
Building Products-Wood — 0.1%
Universal Forest Products, Inc.	1,806	75,021
Building-Heavy Construction — 0.4%
Granite Construction, Inc.	3,790	108,849
Orion Marine Group, Inc.†	2,482	18,441
Tutor Perini Corp.†	34,610	395,938
		523,228
Building-Maintance & Services — 0.1%
ABM Industries, Inc.	4,615	87,362
Security Description	Shares	Value (Note 2)
Building-Mobile Home/Manufactured Housing — 0.0%
Winnebago Industries, Inc.†	2,675	$33,785
Building-Residential/Commercial — 0.6%
M/I Homes, Inc.†	1,869	36,146
Meritage Homes Corp.†	2,819	107,207
Ryland Group, Inc.	19,782	593,460
Standard Pacific Corp.†	10,115	68,377
		805,190
Casino Hotels — 0.0%
Boyd Gaming Corp.†	5,150	36,359
Monarch Casino & Resort, Inc.†	871	7,586
		43,945
Casino Services — 0.1%
Multimedia Games Holding Co, Inc.†	2,545	40,033
Shuffle Master, Inc.†	5,120	80,947
		120,980
Chemicals-Diversified — 0.1%
Innophos Holdings, Inc.	1,997	96,835
Chemicals-Other — 0.1%
American Vanguard Corp.	2,172	75,586
Chemicals-Plastics — 0.7%
A. Schulman, Inc.	16,773	399,533
PolyOne Corp.	31,189	516,802
		916,335
Chemicals-Specialty — 0.4%
Balchem Corp.	2,681	98,473
H.B. Fuller Co.	4,568	140,146
Hawkins, Inc.	837	34,777
Kraton Performance Polymers, Inc.†	2,950	76,995
OM Group, Inc.†	2,962	54,916
Quaker Chemical Corp.	1,191	55,584
Stepan Co.	759	72,955
Zep, Inc.	2,030	30,694
		564,540
Circuit Boards — 0.5%
Park Electrochemical Corp.	29,015	720,443
TTM Technologies, Inc.†	4,798	45,245
		765,688
Coal — 0.2%
Cloud Peak Energy, Inc.†	13,056	236,314
SunCoke Energy, Inc.†	6,412	103,361
		339,675
Coffee — 0.1%
Peet's Coffee & Tea, Inc.†	1,205	88,375
Commercial Services — 1.9%
Arbitron, Inc.	2,391	90,619
ExlService Holdings, Inc.†	2,370	69,915
Healthcare Services Group, Inc.	17,922	409,876
HMS Holdings Corp.†	26,413	882,987
Live Nation Entertainment, Inc.†	12,895	111,026
Medifast, Inc.†	1,250	32,687
Steiner Leisure, Ltd.†	14,980	697,319

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Commercial Services (continued)
TeleTech Holdings, Inc.†	2,096	$35,737
TMS International Corp.†	26,480	262,152
		2,592,318
Commercial Services-Finance — 0.6%
Cardtronics, Inc.†	26,242	781,487
Heartland Payment Systems, Inc.	3,559	112,749
		894,236
Communications Software — 0.4%
Digi International, Inc.†	34,914	354,726
Velti PLC†	24,802	207,593
		562,319
Computer Aided Design — 0.8%
Aspen Technology, Inc.†	45,662	1,180,363
Computer Data Security — 0.7%
Fortinet, Inc.†	39,135	944,719
Computer Graphics — 0.0%
Monotype Imaging Holdings, Inc.	3,357	52,336
Computer Services — 0.8%
CACI International, Inc., Class A†	2,074	107,412
CIBER, Inc.†	6,089	21,129
iGATE Corp.†	2,776	50,440
Insight Enterprises, Inc.†	4,068	71,108
j2 Global, Inc.	3,924	128,786
LivePerson, Inc.†	32,116	581,621
Manhattan Associates, Inc.†	1,832	104,918
Sykes Enterprises, Inc.†	3,572	48,008
Virtusa Corp.†	1,818	32,306
		1,145,728
Computer Software — 0.3%
Avid Technology, Inc.†	2,773	26,233
Blackbaud, Inc.	4,134	98,885
Cornerstone OnDemand, Inc.†	10,796	331,005
		456,123
Computers-Integrated Systems — 0.3%
3D Systems Corp.†	4,360	143,226
Agilysys, Inc.†	1,295	11,137
Mercury Computer Systems, Inc.†	2,838	30,139
MTS Systems Corp.	1,474	78,933
NCI, Inc., Class A†	759	5,222
Netscout Systems, Inc.†	3,282	83,724
Radisys Corp.†	2,091	7,527
Super Micro Computer, Inc.†	2,392	28,776
		388,684
Computers-Periphery Equipment — 0.3%
Rimage Corp.	10,000	67,500
Synaptics, Inc.†	11,609	278,848
		346,348
Security Description	Shares	Value (Note 2)
Consulting Services — 0.4%
Advisory Board Co.†	5,616	$268,613
Forrester Research, Inc.	1,333	38,350
MAXIMUS, Inc.	3,116	186,088
Navigant Consulting, Inc.†	4,721	52,167
		545,218
Consumer Products-Misc. — 1.4%
American Greetings Corp., Class A	3,093	51,962
Blyth, Inc.	1,041	27,056
Central Garden & Pet Co., Class A†	47,105	569,029
Helen of Troy, Ltd.†	2,904	92,434
Jarden Corp.	21,127	1,116,351
Prestige Brands Holdings, Inc.†	4,619	78,338
WD-40 Co.	1,358	71,485
		2,006,655
Cosmetics & Toiletries — 0.0%
Inter Parfums, Inc.	1,482	27,121
Data Processing/Management — 0.2%
CommVault Systems, Inc.†	3,825	224,528
CSG Systems International, Inc.†	3,082	69,314
		293,842
Decision Support Software — 0.0%
Interactive Intelligence Group, Inc.†	1,358	40,808
Dental Supplies & Equipment — 0.2%
Align Technology, Inc.†	6,551	242,190
Diagnostic Equipment — 0.0%
Affymetrix, Inc.†	6,461	27,976
Diagnostic Kits — 0.1%
Meridian Bioscience, Inc.	3,777	72,443
Direct Marketing — 0.0%
Harte-Hanks, Inc.	3,979	27,574
Disposable Medical Products — 0.1%
ICU Medical, Inc.†	1,149	69,492
Merit Medical Systems, Inc.†	3,624	54,106
		123,598
Distribution/Wholesale — 0.8%
Brightpoint, Inc.†	6,329	56,835
MWI Veterinary Supply, Inc.†	1,096	116,921
Pool Corp.	4,273	177,671
ScanSource, Inc.†	2,526	80,883
United Stationers, Inc.	13,738	357,463
Watsco, Inc.	3,765	285,349
		1,075,122
Diversified Manufacturing Operations — 2.0%
A.O. Smith Corp.	3,550	204,267
Actuant Corp., Class A	37,601	1,076,141
AZZ, Inc.	2,313	87,848
Barnes Group, Inc.	4,297	107,468
EnPro Industries, Inc.†	1,895	68,239
Federal Signal Corp.†	5,705	36,056
Koppers Holdings, Inc.	13,540	472,952
LSB Industries, Inc.†	1,719	75,412
Lydall, Inc.†	1,557	21,938

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Diversified Manufacturing Operations (continued)
SPX Corp.	8,228	$538,193
Standex International Corp.	1,154	51,295
Tredegar Corp.	2,204	39,099
		2,778,908
Diversified Minerals — 0.1%
AMCOL International Corp.	2,305	78,093
Diversified Operations/Commercial Services — 0.1%
Chemed Corp.	1,748	121,119
Viad Corp.	1,854	38,674
		159,793
E-Commerce/Products — 0.1%
Blue Nile, Inc.†	1,136	42,134
Nutrisystem, Inc.	2,613	27,515
Stamps.com, Inc.†	1,352	31,285
		100,934
E-Commerce/Services — 1.3%
IAC/InterActiveCorp	21,323	1,110,075
Move, Inc.†	58,842	507,218
OpenTable, Inc.†	2,068	86,029
United Online, Inc.	8,294	45,783
		1,749,105
E-Marketing/Info — 0.9%
comScore, Inc.†	2,934	44,743
ExactTarget, Inc.†	29,364	711,196
Liquidity Services, Inc.†	8,561	429,848
QuinStreet, Inc.†	2,348	19,700
		1,205,487
E-Services/Consulting — 0.1%
Perficient, Inc.†	3,019	36,439
Websense, Inc.†	3,327	52,068
		88,507
Electric Products-Misc. — 0.2%
GrafTech International, Ltd.†	18,160	163,258
Littelfuse, Inc.	1,998	112,967
		276,225
Electric-Integrated — 1.6%
ALLETE, Inc.	3,153	131,606
Avista Corp.	5,378	138,430
CH Energy Group, Inc.	1,367	89,142
Cleco Corp.	6,930	290,922
El Paso Electric Co.	3,671	125,732
MGE Energy, Inc.	2,260	119,757
NorthWestern Corp.	3,404	123,327
Portland General Electric Co.	16,600	448,864
UIL Holdings Corp.	4,636	166,247
UNS Energy Corp.	14,176	593,407
		2,227,434
Security Description	Shares	Value (Note 2)
Electronic Components-Misc. — 0.8%
AVX Corp.	54,410	$521,792
Bel Fuse, Inc., Class B	8,690	162,329
Benchmark Electronics, Inc.†	5,136	78,427
CTS Corp.	3,106	31,277
Daktronics, Inc.	3,384	32,182
Methode Electronics, Inc.	3,222	31,286
OSI Systems, Inc.†	1,709	133,029
Plexus Corp.†	3,201	96,958
Pulse Electronics Corp.	3,869	3,173
Rogers Corp.†	1,504	63,709
		1,154,162
Electronic Components-Semiconductors — 1.5%
Ceva, Inc.†	2,067	29,723
Diodes, Inc.†	3,283	55,844
DSP Group, Inc.†	1,993	11,838
Entropic Communications, Inc.†	8,084	47,049
GT Advanced Technologies, Inc.†	10,859	59,182
Kopin Corp.†	5,642	21,214
LSI Corp.†	69,927	483,196
Microsemi Corp.†	8,140	163,370
Monolithic Power Systems, Inc.†	2,838	56,050
ON Semiconductor Corp.†	113,080	697,704
Rubicon Technology, Inc.†	1,567	15,012
Skyworks Solutions, Inc.†	18,787	442,716
Supertex, Inc.†	972	17,379
Volterra Semiconductor Corp.†	2,330	50,957
		2,151,234
Electronic Design Automation — 0.9%
Cadence Design Systems, Inc.†	93,754	1,206,145
Electronic Measurement Instruments — 0.2%
Analogic Corp.	1,120	87,551
Badger Meter, Inc.	1,308	47,598
ESCO Technologies, Inc.	2,447	95,066
FARO Technologies, Inc.†	1,551	64,087
Measurement Specialties, Inc.†	1,410	46,502
		340,804
Electronic Security Devices — 0.0%
American Science & Engineering, Inc.	771	50,585
Engineering/R&D Services — 0.7%
EMCOR Group, Inc.	19,103	545,200
Engility Holdings, Inc.†	1,492	27,527
Exponent, Inc.†	1,206	68,851
Shaw Group, Inc.†	7,108	310,051
		951,629
Engines-Internal Combustion — 0.1%
Briggs & Stratton Corp.	4,378	81,737
Enterprise Software/Service — 1.0%
Digital River, Inc.†	3,259	54,295
JDA Software Group, Inc.†	3,917	124,482
MicroStrategy, Inc., Class A†	790	105,915
Omnicell, Inc.†	3,047	42,353
Opnet Technologies, Inc.	1,395	47,528
Proofpoint, Inc.†	38,388	570,062

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Enterprise Software/Service (continued)
SYNNEX Corp.†	2,424	$78,974
Tyler Technologies, Inc.†	2,384	104,944
Ultimate Software Group, Inc.†	2,701	275,772
		1,404,325
Entertainment Software — 0.8%
Glu Mobile, Inc.†	96,856	448,443
Take-Two Interactive Software, Inc.†	57,649	601,279
		1,049,722
Environmental Consulting & Engineering — 0.1%
Tetra Tech, Inc.†	5,824	152,938
Finance-Consumer Loans — 0.2%
Encore Capital Group, Inc.†	2,111	59,657
Portfolio Recovery Associates, Inc.†	1,545	161,344
World Acceptance Corp.†	1,196	80,670
		301,671
Finance-Investment Banker/Broker — 1.4%
Evercore Partners, Inc., Class A	9,766	263,682
Greenhill & Co., Inc.	15,035	778,061
Interactive Brokers Group, Inc., Class A	3,737	52,393
Investment Technology Group, Inc.†	3,512	30,554
Piper Jaffray Cos.†	1,495	38,048
Raymond James Financial, Inc.	15,790	578,704
Stifel Financial Corp.†	4,554	153,014
SWS Group, Inc.†	2,587	15,807
		1,910,263
Finance-Other Services — 0.1%
Higher One Holdings, Inc.†	2,999	40,427
MarketAxess Holdings, Inc.	3,410	107,756
		148,183
Firearms & Ammunition — 0.1%
Sturm Ruger & Co., Inc.	1,753	86,756
Food-Canned — 0.1%
Seneca Foods Corp., Class A†	770	22,992
TreeHouse Foods, Inc.†	3,309	173,723
		196,715
Food-Misc./Diversified — 0.9%
Annie's, Inc.†	12,509	560,903
B&G Foods, Inc.	4,428	134,213
Cal-Maine Foods, Inc.	1,270	57,074
Diamond Foods, Inc.	2,024	38,092
Hain Celestial Group, Inc.†	4,114	259,182
J&J Snack Foods Corp.	1,367	78,370
Snyders-Lance, Inc.	4,392	109,800
		1,237,634
Food-Retail — 0.3%
Weis Markets, Inc.	9,590	405,945
Security Description	Shares	Value (Note 2)
Food-Wholesale/Distribution — 0.2%
Calavo Growers, Inc.	1,164	$29,100
Nash Finch Co.	1,119	22,850
Spartan Stores, Inc.	1,990	30,467
United Natural Foods, Inc.†	4,474	261,505
		343,922
Footwear & Related Apparel — 0.5%
Crocs, Inc.†	8,259	133,879
Iconix Brand Group, Inc.†	6,242	113,854
Skechers U.S.A., Inc., Class A†	3,484	71,074
Steven Madden, Ltd.†	3,731	163,119
Wolverine World Wide, Inc.	4,471	198,378
		680,304
Forestry — 0.0%
Deltic Timber Corp.	996	64,999
Gambling (Non-Hotel) — 0.1%
Pinnacle Entertainment, Inc.†	5,696	69,776
Garden Products — 0.2%
Toro Co.	5,375	213,817
Gas-Distribution — 1.3%
Laclede Group, Inc.	6,566	282,338
New Jersey Resources Corp.	8,971	410,154
Northwest Natural Gas Co.	9,290	457,440
Piedmont Natural Gas Co., Inc.	6,595	214,206
South Jersey Industries, Inc.	2,824	149,474
Southwest Gas Corp.	4,221	186,568
WGL Holdings, Inc.	4,170	167,842
		1,868,022
Golf — 0.0%
Callaway Golf Co.	5,957	36,576
Health Care Cost Containment — 0.0%
Corvel Corp.†	566	25,329
Home Furnishings — 0.8%
Ethan Allen Interiors, Inc.	2,375	52,060
La-Z-Boy, Inc.†	4,784	69,990
Select Comfort Corp.†	32,271	1,018,150
		1,140,200
Hotel/Motels — 0.0%
Marcus Corp.	1,828	20,291
Human Resources — 0.9%
AMN Healthcare Services, Inc.†	3,737	37,594
CDI Corp.	1,273	21,679
Cross Country Healthcare, Inc.†	28,008	132,198
Heidrick & Struggles International, Inc.	1,503	19,148
Hudson Global, Inc.†	23,830	106,282
Insperity, Inc.	2,024	51,066
Kelly Services, Inc., Class A	2,477	31,210
Korn/Ferry International†	8,970	137,510
On Assignment, Inc.†	3,946	78,604
Resources Connection, Inc.	3,843	50,382
TrueBlue, Inc.†	36,674	576,515
		1,242,188

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Identification Systems — 0.1%
Brady Corp., Class A	4,330	$126,783
Checkpoint Systems, Inc.†	3,704	30,669
		157,452
Industrial Automated/Robotic — 0.2%
Cognex Corp.	3,649	126,182
Intermec, Inc.†	5,126	31,832
iRobot Corp.†	2,373	54,010
		212,024
Instruments-Controls — 0.1%
Watts Water Technologies, Inc., Class A	2,541	96,126
Instruments-Scientific — 0.1%
FEI Co.	3,484	186,394
Insurance Brokers — 0.0%
eHealth, Inc.†	1,806	33,899
Insurance-Life/Health — 0.0%
Presidential Life Corp.	1,950	27,164
Insurance-Multi-line — 0.1%
Horace Mann Educators Corp.	3,603	65,251
United Fire Group, Inc.	2,002	50,290
		115,541
Insurance-Property/Casualty — 1.2%
AMERISAFE, Inc.†	1,660	45,052
Arch Capital Group, Ltd.†	14,820	617,698
EMC Insurance Group, Inc.	5,090	106,890
Employers Holdings, Inc.	2,819	51,672
Infinity Property & Casualty Corp.	1,072	64,738
Meadowbrook Insurance Group, Inc.	13,721	105,515
Navigators Group, Inc.†	962	47,355
ProAssurance Corp.	2,806	253,775
RLI Corp.	1,553	103,523
Safety Insurance Group, Inc.	1,163	53,358
Selective Insurance Group, Inc.	5,028	95,482
Stewart Information Services Corp.	1,629	32,808
Tower Group, Inc.	3,160	61,272
		1,639,138
Insurance-Reinsurance — 0.4%
Axis Capital Holdings, Ltd.	17,590	614,243
Internet Application Software — 0.1%
DealerTrack Holdings, Inc.†	3,903	108,699
Internet Connectivity Services — 0.0%
PC-Tel, Inc.	1,590	11,210
Internet Content-Information/News — 0.1%
Dice Holdings, Inc.†	4,775	40,205
HealthStream, Inc.†	1,796	51,114
XO Group, Inc.†	2,248	18,771
		110,090
Internet Security — 0.1%
Sourcefire, Inc.†	2,740	134,342
VASCO Data Security International, Inc.†	2,630	24,670
		159,012
Security Description	Shares	Value (Note 2)
Internet Telephone — 0.4%
BroadSoft, Inc.†	14,753	$605,168
Investment Companies — 0.1%
Prospect Capital Corp.	13,234	152,456
Investment Management/Advisor Services — 2.1%
Affiliated Managers Group, Inc.†	15,079	1,854,717
Calamos Asset Management, Inc., Class A	1,863	21,685
Cohen & Steers, Inc.	8,590	254,436
Financial Engines, Inc.†	3,718	88,600
National Financial Partners Corp.†	3,664	61,922
Virtus Investment Partners, Inc.†	530	45,580
Waddell & Reed Financial, Inc., Class A	17,350	568,559
		2,895,499
Lasers-System/Components — 0.3%
Cymer, Inc.†	2,761	140,977
Electro Scientific Industries, Inc.	2,280	27,861
II-VI, Inc.†	5,006	95,214
Newport Corp.†	3,500	38,710
Rofin-Sinar Technologies, Inc.†	2,612	51,535
		354,297
Leisure Products — 0.1%
Brunswick Corp.	8,182	185,159
Linen Supply & Related Items — 0.1%
G&K Services, Inc., Class A	1,730	54,166
UniFirst Corp.	1,368	91,369
		145,535
Machinery-Construction & Mining — 0.0%
Astec Industries, Inc.†	1,918	60,628
Machinery-Electrical — 0.1%
Franklin Electric Co., Inc.	1,754	106,099
Machinery-Farming — 0.1%
Lindsay Corp.	1,163	83,701
Machinery-General Industrial — 1.6%
Albany International Corp., Class A	2,638	57,957
Altra Holdings, Inc.	24,710	449,722
Applied Industrial Technologies, Inc.	3,840	159,091
Chart Industries, Inc.†	12,333	910,792
Gardner Denver, Inc.	6,660	402,331
Intevac, Inc.†	2,147	13,118
Robbins & Myers, Inc.	3,896	232,202
Tennant Co.	1,703	72,922
		2,298,135
Machinery-Material Handling — 0.0%
Cascade Corp.	779	42,642
Medical Information Systems — 0.1%
Computer Programs & Systems, Inc.	952	52,884
Medidata Solutions, Inc.†	2,021	83,871
Quality Systems, Inc.	3,638	67,485
		204,240
Medical Instruments — 1.0%
Abaxis, Inc.†	1,886	67,745
CONMED Corp.	2,601	74,129
CryoLife, Inc.	2,286	15,362

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Medical Instruments (continued)
Endologix, Inc.†	41,420	$572,424
Integra LifeSciences Holdings Corp.†	1,781	73,199
Natus Medical, Inc.†	2,731	35,694
NuVasive, Inc.†	3,978	91,136
SurModics, Inc.†	1,113	22,505
Symmetry Medical, Inc.†	3,351	33,141
Volcano Corp.†	14,722	420,608
		1,405,943
Medical Labs & Testing Services — 0.0%
Bio-Reference Labs, Inc.†	2,230	63,733
Medical Laser Systems — 0.0%
Palomar Medical Technologies, Inc.†	1,629	15,378
Medical Products — 0.6%
Cantel Medical Corp.	1,952	52,860
Cyberonics, Inc.†	2,171	113,804
Greatbatch, Inc.†	2,166	52,699
Haemonetics Corp.†	2,346	188,149
Hanger, Inc.†	3,129	89,270
Invacare Corp.	2,649	37,457
Luminex Corp.†	3,497	67,982
PSS World Medical, Inc.†	4,601	104,811
West Pharmaceutical Services, Inc.	3,114	165,260
		872,292
Medical-Biomedical/Gene — 1.5%
Ariad Pharmaceuticals, Inc.†	14,809	358,748
Arqule, Inc.†	5,357	27,374
Cambrex Corp.†	2,711	31,800
Cubist Pharmaceuticals, Inc.†	28,374	1,352,872
Emergent Biosolutions, Inc.†	2,352	33,422
Enzo Biochem, Inc.†	3,028	6,177
Medicines Co.†	4,895	126,340
Momenta Pharmaceuticals, Inc.†	4,162	60,641
Spectrum Pharmaceuticals, Inc.†	4,709	55,095
		2,052,469
Medical-Drugs — 0.8%
Akorn, Inc.†	6,178	81,673
Hi-Tech Pharmacal Co., Inc.†	991	32,812
Jazz Pharmaceuticals PLC†	9,922	565,653
PharMerica Corp.†	2,702	34,207
Salix Pharmaceuticals, Ltd.†	4,569	193,452
ViroPharma, Inc.†	6,287	189,993
		1,097,790
Medical-HMO — 0.3%
Centene Corp.†	4,718	176,500
Magellan Health Services, Inc.†	2,503	129,180
Molina Healthcare, Inc.†	2,726	68,559
		374,239
Medical-Hospitals — 1.4%
LifePoint Hospitals, Inc.†	16,180	692,180
Select Medical Holdings Corp.†	19,560	219,659
Universal Health Services, Inc., Class B	22,456	1,026,913
		1,938,752
Security Description	Shares	Value (Note 2)
Medical-Nursing Homes — 0.1%
Ensign Group, Inc.	1,591	$48,692
Kindred Healthcare, Inc.†	4,847	55,159
		103,851
Medical-Outpatient/Home Medical — 0.2%
Air Methods Corp.†	1,061	126,652
Almost Family, Inc.†	760	16,173
Amedisys, Inc.†	2,804	38,723
Amsurg Corp.†	2,890	82,018
Gentiva Health Services, Inc.†	2,601	29,443
LHC Group, Inc.†	1,404	25,932
		318,941
Metal Processors & Fabrication — 1.2%
CIRCOR International, Inc.	1,593	60,136
Haynes International, Inc.	5,270	274,831
Kaydon Corp.	2,936	65,590
Mueller Industries, Inc.	3,501	159,190
RBC Bearings, Inc.†	12,243	588,888
RTI International Metals, Inc.†	19,284	461,659
		1,610,294
Metal Products-Distribution — 0.1%
A.M. Castle & Co.†	1,521	18,997
Lawson Products, Inc.	346	2,394
Olympic Steel, Inc.	6,179	104,302
		125,693
Metal-Aluminum — 0.1%
Century Aluminum Co.†	4,695	33,569
Kaiser Aluminum Corp.	1,538	89,804
		123,373
Miscellaneous Manufacturing — 0.1%
Hillenbrand, Inc.	5,728	104,192
John Bean Technologies Corp.	2,647	43,226
Movado Group, Inc.	1,611	54,323
		201,741
Multimedia — 0.0%
EW Scripps Co., Class A†	2,597	27,658
Networking Products — 1.4%
Anixter International, Inc.	2,523	144,972
Black Box Corp.	12,114	309,028
LogMeIn, Inc.†	2,038	45,712
NETGEAR, Inc.†	11,439	436,283
Palo Alto Networks, Inc.†	3,967	244,248
Procera Networks, Inc.†	32,211	756,959
		1,937,202
Non-Ferrous Metals — 0.2%
Globe Specialty Metals, Inc.	5,837	88,839
Horsehead Holding Corp.†	22,430	209,496
Materion Corp.	1,870	44,506
		342,841
Office Furnishings-Original — 0.1%
Herman Miller, Inc.	6,260	121,694
Interface, Inc.	5,252	69,379
		191,073

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Office Supplies & Forms — 0.1%
ACCO Brands Corp.†	25,850	$167,767
Oil Companies-Exploration & Production — 2.6%
Approach Resources, Inc.†	3,182	95,874
Bill Barrett Corp.†	18,540	459,236
Carrizo Oil & Gas, Inc.†	19,820	495,698
Comstock Resources, Inc.†	4,099	75,340
Contango Oil & Gas Co.†	1,175	57,739
Gulfport Energy Corp.†	4,535	141,764
PDC Energy, Inc.†	2,769	87,583
Penn Virginia Corp.	4,198	26,028
Petroquest Energy, Inc.†	5,165	34,657
Rex Energy Corp.†	80,631	1,076,424
Stone Energy Corp.†	4,532	113,844
Swift Energy Co.†	3,924	81,933
Triangle Petroleum Corp.†	119,568	856,107
		3,602,227
Oil Field Machinery & Equipment — 1.2%
Dril-Quip, Inc.†	12,571	903,603
Gulf Island Fabrication, Inc.	11,338	315,990
Lufkin Industries, Inc.	3,076	165,550
Natural Gas Services Group, Inc.†	19,970	298,552
		1,683,695
Oil-Field Services — 1.3%
Basic Energy Services, Inc.†	2,520	28,275
C&J Energy Services, Inc.†	17,390	346,061
Cal Dive International, Inc.†	95,370	145,916
Exterran Holdings, Inc.†	5,935	120,362
Hornbeck Offshore Services, Inc.†	8,762	321,127
Matrix Service Co.†	48,753	515,319
Pioneer Energy Services Corp.†	5,675	44,208
SEACOR Holdings, Inc.†	1,822	151,882
TETRA Technologies, Inc.†	33,221	200,987
		1,874,137
Paper & Related Products — 0.3%
Buckeye Technologies, Inc.	3,655	117,179
Clearwater Paper Corp.†	2,128	87,908
KapStone Paper and Packaging Corp.†	3,505	78,477
Neenah Paper, Inc.	1,445	41,385
Schweitzer-Mauduit International, Inc.	2,851	94,054
Wausau Paper Corp.	4,242	39,281
		458,284
Patient Monitoring Equipment — 0.7%
Insulet Corp.†	44,305	956,102
Physicians Practice Management — 0.1%
Healthways, Inc.†	3,068	35,926
IPC The Hospitalist Co., Inc.†	1,523	69,601
		105,527
Poultry — 0.1%
Sanderson Farms, Inc.	1,829	81,153
Security Description	Shares	Value (Note 2)
Power Converter/Supply Equipment — 0.1%
Advanced Energy Industries, Inc.†	3,215	$39,609
Powell Industries, Inc.†	826	31,941
Vicor Corp.†	1,798	11,993
		83,543
Printing-Commercial — 0.0%
Consolidated Graphics, Inc.†	780	20,350
Private Corrections — 0.1%
Geo Group, Inc.	5,624	155,616
Protection/Safety — 0.0%
Landauer, Inc.	865	51,658
Publishing-Newspapers — 0.0%
Dolan Co.†	2,636	14,182
Real Estate Investment Trusts — 5.9%
Acadia Realty Trust	4,218	104,691
BioMed Realty Trust, Inc.	31,640	592,301
Campus Crest Communities, Inc.	46,100	497,880
Cedar Realty Trust, Inc.	4,993	26,363
Colonial Properties Trust	7,572	159,391
Corporate Office Properties Trust	7,410	177,618
Cousins Properties, Inc.	49,738	394,920
DiamondRock Hospitality Co.	17,856	171,953
EastGroup Properties, Inc.	11,620	618,184
Entertainment Properties Trust	4,286	190,427
Extra Space Storage, Inc.	8,863	294,695
Franklin Street Properties Corp.	6,603	73,095
Getty Realty Corp.	2,445	43,888
Healthcare Realty Trust, Inc.	7,870	181,403
Hersha Hospitality Trust	58,080	284,592
Inland Real Estate Corp.	7,103	58,600
Kilroy Realty Corp.	6,765	302,937
Kite Realty Group Trust	5,513	28,116
LaSalle Hotel Properties	28,573	762,613
Lexington Realty Trust	12,275	118,576
LTC Properties, Inc.	2,786	88,734
Medical Properties Trust, Inc.	12,405	129,632
Mid-America Apartment Communities, Inc.	11,821	772,029
Parkway Properties, Inc.	1,999	26,727
Pebblebrook Hotel Trust	34,440	805,551
Pennsylvania Real Estate Investment Trust	4,818	76,413
Post Properties, Inc.	4,959	237,834
PS Business Parks, Inc.	1,642	109,718
Sabra Health Care REIT, Inc.	3,390	67,834
Saul Centers, Inc.	1,160	51,504
Senior Housing Properties Trust	4,720	102,802
Sovran Self Storage, Inc.	2,695	155,906
Tanger Factory Outlet Centers	8,591	277,747
Universal Health Realty Income Trust	1,161	53,383
Urstadt Biddle Properties, Inc., Class A	2,155	43,596
Washington Real Estate Investment Trust	3,830	102,721
		8,184,374

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Real Estate Management/Services — 0.8%
CBRE Group, Inc., Class A†	14,410	$265,288
HFF, Inc., Class A†	37,874	564,323
Jones Lang LaSalle, Inc.	3,270	249,664
		1,079,275
Real Estate Operations & Development — 0.0%
Forestar Group, Inc.†	3,173	52,862
Recreational Vehicles — 0.0%
Arctic Cat, Inc.†	1,203	49,876
Research & Development — 0.1%
PAREXEL International Corp.†	5,508	169,426
Resorts/Theme Parks — 0.6%
Marriott Vacations Worldwide Corp.†	2,610	94,012
Vail Resorts, Inc.	13,015	750,315
		844,327
Retail-Apparel/Shoe — 2.8%
Aeropostale, Inc.†	13,502	182,682
ANN, Inc.†	41,131	1,551,873
Brown Shoe Co., Inc.	3,726	59,728
Buckle, Inc.	2,500	113,575
Cato Corp., Class A	9,925	294,872
Children's Place Retail Stores, Inc.†	2,204	132,240
Christopher & Banks Corp.	3,387	11,888
Fifth & Pacific Cos., Inc.†	10,349	132,260
Finish Line, Inc., Class A	4,645	105,627
Genesco, Inc.†	2,223	148,341
Guess?, Inc.	18,240	463,661
Hot Topic, Inc.	3,869	33,660
Jos. A. Bank Clothiers, Inc.†	2,555	123,866
Men's Wearhouse, Inc.	4,363	150,218
rue21, Inc.†	1,437	44,763
Stein Mart, Inc.†	2,520	21,445
Urban Outfitters, Inc.†	10,675	400,953
		3,971,652
Retail-Auto Parts — 0.0%
Pep Boys-Manny Moe & Jack	4,849	49,363
Retail-Automobile — 0.9%
Group 1 Automotive, Inc.	1,959	117,990
Lithia Motors, Inc., Class A	1,902	63,356
Penske Automotive Group, Inc.	32,413	975,307
Sonic Automotive, Inc., Class A	3,404	64,608
		1,221,261
Retail-Building Products — 0.1%
Lumber Liquidators Holdings, Inc.†	2,475	125,433
Retail-Catalog Shopping — 0.0%
Coldwater Creek, Inc.	7,367	6,115
Retail-Convenience Store — 0.8%
Casey's General Stores, Inc.	3,505	200,276
Pantry, Inc.†	67,702	985,064
		1,185,340
Retail-Discount — 0.1%
Fred's, Inc., Class A	3,087	43,928
Tuesday Morning Corp.†	3,819	25,014
		68,942
Security Description	Shares	Value (Note 2)
Retail-Home Furnishings — 0.0%
Haverty Furniture Cos., Inc.	1,796	$24,928
Kirkland's, Inc.†	1,374	13,644
		38,572
Retail-Jewelry — 0.0%
Zale Corp.†	2,388	16,477
Retail-Leisure Products — 0.2%
MarineMax, Inc.†	38,098	315,832
Retail-Office Supplies — 0.0%
OfficeMax, Inc.	7,927	61,910
Retail-Pawn Shops — 0.2%
Cash America International, Inc.	2,684	103,522
Ezcorp, Inc.†	4,122	94,517
First Cash Financial Services, Inc.†	2,408	110,792
		308,831
Retail-Pet Food & Supplies — 0.0%
PetMed Express, Inc.	1,869	18,765
Retail-Regional Department Stores — 0.0%
Stage Stores, Inc.	2,879	60,632
Retail-Restaurants — 1.5%
Arcos Dorados Holdings, Inc., Class A	18,297	282,323
Biglari Holdings, Inc.†	110	40,157
BJ's Restaurants, Inc.†	2,254	102,219
Buffalo Wild Wings, Inc.†	1,701	145,844
CEC Entertainment, Inc.	1,538	46,325
Cracker Barrel Old Country Store, Inc.	2,126	142,676
DineEquity, Inc.†	1,409	78,904
Domino's Pizza, Inc.	13,109	494,209
Ignite Restaurant Group, Inc.†	24,424	340,470
Jack in the Box, Inc.†	4,079	114,661
Papa John's International, Inc.†	1,609	85,937
Red Robin Gourmet Burgers, Inc.†	1,204	39,202
Ruby Tuesday, Inc.†	5,502	39,889
Ruth's Hospitality Group, Inc.†	3,237	20,620
Sonic Corp.†	4,994	51,288
Texas Roadhouse, Inc.	5,344	91,382
		2,116,106
Retail-Sporting Goods — 0.3%
Big 5 Sporting Goods Corp.	1,549	15,412
Cabela's, Inc.†	4,219	230,695
Hibbett Sports, Inc.†	2,393	142,264
Zumiez, Inc.†	2,037	56,486
		444,857
Retail-Video Rentals — 0.1%
Coinstar, Inc.†	2,865	128,868
Retail-Vitamins & Nutrition Supplements — 0.7%
GNC Holdings, Inc., Class A	21,548	839,726
Vitamin Shoppe, Inc.†	2,720	158,630
		998,356
Rubber-Tires — 0.2%
Cooper Tire & Rubber Co.	16,800	322,224
Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	2,840	44,361

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Savings & Loans/Thrifts — 0.8%
Bank Mutual Corp.	3,942	$17,936
BankUnited, Inc.	11,750	289,167
Brookline Bancorp, Inc.	6,413	56,563
Dime Community Bancshares, Inc.	2,632	38,006
Northwest Bancshares, Inc.	8,958	109,556
Oritani Financial Corp.	3,557	53,533
People's United Financial, Inc.	21,970	266,716
Provident Financial Services, Inc.	4,953	78,208
Westfield Financial, Inc.	27,850	208,597
		1,118,282
Schools — 0.1%
American Public Education, Inc.†	1,651	60,146
Capella Education Co.†	1,079	37,830
Career Education Corp.†	4,673	17,617
Corinthian Colleges, Inc.†	7,116	16,936
Lincoln Educational Services Corp.	1,961	8,236
Universal Technical Institute, Inc.	1,970	26,989
		167,754
Seismic Data Collection — 0.1%
Geospace Technologies Corp.†	583	71,365
ION Geophysical Corp.†	10,981	76,208
		147,573
Semiconductor Components-Integrated Circuits — 0.8%
Cirrus Logic, Inc.†	5,910	226,885
Exar Corp.†	62,863	502,904
Hittite Microwave Corp.†	2,481	137,621
Micrel, Inc.	4,408	45,932
Pericom Semiconductor Corp.†	1,961	17,031
Power Integrations, Inc.	2,638	80,274
Sigma Designs, Inc.†	3,051	20,167
TriQuint Semiconductor, Inc.†	14,983	75,664
		1,106,478
Semiconductor Equipment — 1.4%
ATMI, Inc.†	2,923	54,280
Brooks Automation, Inc.	6,060	48,662
Cabot Microelectronics Corp.	2,134	74,989
Cohu, Inc.	2,083	19,559
Kulicke & Soffa Industries, Inc.†	6,781	70,522
MKS Instruments, Inc.	4,838	123,321
Nanometrics, Inc.†	1,939	26,777
Rudolph Technologies, Inc.†	2,954	31,017
Teradyne, Inc.†	77,090	1,096,220
Tessera Technologies, Inc.	4,754	65,035
Ultratech, Inc.†	2,419	75,908
Veeco Instruments, Inc.†	8,893	266,968
		1,953,258
Steel-Producers — 1.1%
AK Steel Holding Corp.	10,122	48,586
Carpenter Technology Corp.	27,411	1,434,143
		1,482,729
Security Description	Shares	Value (Note 2)
Storage/Warehousing — 0.0%
Mobile Mini, Inc.†	3,472	$58,017
Telecom Equipment-Fiber Optics — 0.1%
Harmonic, Inc.†	10,715	48,646
Oplink Communications, Inc.†	1,744	28,846
		77,492
Telecom Services — 0.1%
Cbeyond, Inc.†	2,805	27,657
Lumos Networks Corp.	1,354	10,643
Neutral Tandem, Inc.†	2,735	25,654
NTELOS Holdings Corp.	1,379	23,953
USA Mobility, Inc.	2,027	24,061
		111,968
Telecommunication Equipment — 0.7%
Arris Group, Inc.†	10,363	132,543
Comtech Telecommunications Corp.	1,643	45,412
Plantronics, Inc.	22,900	809,057
Symmetricom, Inc.†	3,808	26,542
		1,013,554
Telephone-Integrated — 0.1%
Atlantic Tele-Network, Inc.	854	36,705
Cincinnati Bell, Inc.†	18,062	102,953
General Communication, Inc., Class A†	2,987	29,273
		168,931
Textile-Apparel — 0.0%
Perry Ellis International, Inc.†	1,081	23,836
Theaters — 0.2%
Cinemark Holdings, Inc.	11,541	258,865
Therapeutics — 0.4%
BioMarin Pharmaceutical, Inc.†	12,262	493,791
Questcor Pharmaceuticals, Inc.†	5,460	101,010
		594,801
Tobacco — 0.0%
Alliance One International, Inc.†	7,520	24,290
Tools-Hand Held — 0.3%
Snap-on, Inc.	6,700	481,529
Toys — 0.0%
JAKKS Pacific, Inc.	1,894	27,596
Transactional Software — 0.1%
Bottomline Technologies, Inc.†	3,370	83,205
Synchronoss Technologies, Inc.†	2,489	56,998
		140,203
Transport-Marine — 0.5%
Diana Shipping, Inc.†	20,000	129,200
Kirby Corp.†	4,030	222,778
Overseas Shipholding Group, Inc.	2,263	14,936
Tidewater, Inc.	7,530	365,431
		732,345

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Transport-Rail — 0.5%
Genesee & Wyoming, Inc., Class A†	9,700	$648,542
Transport-Services — 0.6%
Bristow Group, Inc.	3,271	165,349
Hub Group, Inc., Class A†	20,521	609,063
		774,412
Transport-Truck — 0.7%
Arkansas Best Corp.	2,180	17,266
Forward Air Corp.	2,665	81,043
Heartland Express, Inc.	4,224	56,433
Knight Transportation, Inc.	5,398	77,191
Old Dominion Freight Line, Inc.†	23,714	715,214
		947,147
Travel Services — 0.1%
Interval Leisure Group, Inc.	3,523	66,690
Veterinary Diagnostics — 0.1%
Neogen Corp.†	2,034	86,852
Water — 0.1%
American States Water Co.	1,732	76,953
Web Portals/ISP — 0.0%
Blucora, Inc.†	3,698	65,861
Wire & Cable Products — 0.1%
Belden, Inc.	4,098	151,134
Encore Wire Corp.	1,701	49,771
		200,905
Wireless Equipment — 1.3%
Aruba Networks, Inc.†	8,695	195,507
InterDigital, Inc.	8,190	305,323
Novatel Wireless, Inc.†	3,027	5,994
SBA Communications Corp., Class A†	19,319	1,215,165
ViaSat, Inc.†	3,624	135,465
		1,857,454
Total Common Stock (cost $113,111,145)		133,131,326
Security Description	Shares/ Principal Amount	Value (Note 2)
EXCHANGE-TRADED FUNDS — 2.6%
iShares Nasdaq Biotechnology Index Fund	3,070	$437,260
iShares Russell 2000 Value Index Fund	30,140	2,228,552
iShares S&P SmallCap 600 Index Fund	13,183	1,016,014
Total Exchange-Traded Funds (cost $3,352,681)		3,681,826
Total Long-Term Investment Securities (cost $116,463,826)		136,813,152
SHORT-TERM INVESTMENT SECURITIES — 0.1%
U.S. Government Treasuries — 0.1%
United States Treasury Bills Disc. Notes 0.09% due 12/13/2012(1) (cost $79,985)	$80,000	79,987
REPURCHASE AGREEMENTS — 2.9%
State Street Bank and Trust Co. bearing interest at 0.01% dated 09/28/2012 to be repurchased 10/01/2012 in the amount of $865,001 and collateralized by $840,000 of United States Treasury Notes, bearing interest at 2.38% due 09/30/2014 and having approximate value of $885,150	865,000	865,000
State Street Bank & Trust Co. Joint Repurchase Agreement(2)	3,148,000	3,148,000
Total Repurchase Agreements (cost $4,013,000)		4,013,000
TOTAL INVESTMENTS (cost $120,556,811)(3)	100.8%	140,906,139
Liabilities in excess of other assets	(0.8)	(1,067,255)
NET ASSETS	100.0%	$139,838,884

†  Non-income producing security

(1)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(2)  See Note 2 for details of Joint Repurchase Agreements.

(3)  See Note 4 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2012	Unrealized Appreciation (Depreciation)
7	Long	Russell 2000 Mini Index	December 2012	$595,852	$584,080	$(11,772)

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Banks-Commercial	$9,962,215	$—	$—	$9,962,215
Real Estate Investment Trusts	8,184,374	—	—	8,184,374
Other Industries*	114,984,737	—	—	114,984,737
Exchange-Traded Funds	3,681,826	—	—	3,681,826
Short-Term Investment Securities:
U.S. Government Treasuries	—	79,987	—	79,987
Repurchase Agreements	—	4,013,000	—	4,013,000
Total	$136,813,152	$4,092,987	$—	$140,906,139
Liabilities:
Other Financial Instruments:+
Open Futures Contracts - Depreciation	$11,772	$—	$—	$11,772

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust International Equity Portfolio

PORTFOLIO PROFILE — September 30, 2012 (unaudited)

Industry Allocation*
Banks-Commercial	7.2%
Medical-Drugs	5.4
Diversified Banking Institutions	3.8
Oil Companies-Exploration & Production	3.6
Insurance-Life/Health	3.6
Auto-Cars/Light Trucks	3.3
Oil Companies-Integrated	3.1
Food-Misc./Diversified	3.0
Tobacco	2.6
Real Estate Operations & Development	2.6
Brewery	2.2
Repurchase Agreements	1.8
Insurance-Multi-line	1.7
Transport-Rail	1.6
Telecom Services	1.6
Metal-Diversified	1.5
Transport-Services	1.4
Semiconductor Components-Integrated Circuits	1.4
Soap & Cleaning Preparation	1.4
Electronic Components-Semiconductors	1.3
Machinery-General Industrial	1.3
Electric-Integrated	1.3
Chemicals-Diversified	1.2
Diversified Minerals	1.2
Oil-Field Services	1.2
Industrial Automated/Robotic	1.2
Gas-Distribution	1.2
Real Estate Management/Services	1.1
Agricultural Chemicals	1.1
E-Commerce/Services	1.1
Telephone-Integrated	1.1
Commercial Paper	1.0
Gold Mining	0.9
Advertising Agencies	0.9
Cellular Telecom	0.9
Electronic Measurement Instruments	0.9
Machinery-Pumps	0.9
Steel-Producers	0.9
Retail-Jewelry	0.9
Import/Export	0.9
Exchange-Traded Funds	0.8
Diversified Operations	0.8
Semiconductor Equipment	0.8
Transport-Marine	0.8
Cable/Satellite TV	0.8
Building & Construction-Misc.	0.7
Food-Retail	0.7
Retail-Apparel/Shoe	0.7
Building-Heavy Construction	0.7
Cosmetics & Toiletries	0.7
Medical Products	0.6
Engineering/R&D Services	0.6
Insurance-Reinsurance	0.6
Oil Refining & Marketing	0.6
Medical-Generic Drugs	0.6
Casino Hotels	0.5
Enterprise Software/Service	0.5
Wireless Equipment	0.5
Finance-Leasing Companies	0.5
Finance-Other Services	0.5
Oil & Gas Drilling	0.5%
Diversified Financial Services	0.4
Medical Instruments	0.4
Electric-Generation	0.4
Water	0.4
Beverages-Wine/Spirits	0.4
Electronic Components-Misc.	0.4
Public Thoroughfares	0.3
Diversified Manufacturing Operations	0.3
Apparel Manufacturers	0.3
Computers	0.3
Power Converter/Supply Equipment	0.3
Auto/Truck Parts & Equipment-Original	0.3
Time Deposits	0.3
Beverages-Non-alcoholic	0.3
Respiratory Products	0.3
Investment Management/Advisor Services	0.3
Multimedia	0.3
Real Estate Investment Trusts	0.2
Airlines	0.2
Chemicals-Specialty	0.2
U.S. Government Treasuries	0.2
Internet Content-Entertainment	0.2
Insurance-Property/Casualty	0.2
Industrial Gases	0.2
Retail-Misc./Diversified	0.2
Coal	0.2
Electric Products-Misc.	0.2
Building Products-Cement	0.2
Aerospace/Defense	0.2
Rubber-Tires	0.2
Machinery-Construction & Mining	0.2
Audio/Video Products	0.2
Distribution/Wholesale	0.1
Office Automation & Equipment	0.1
Building & Construction Products-Misc.	0.1
Steel Pipe & Tube	0.1
Textile-Apparel	0.1
Commercial Services	0.1
Auto-Heavy Duty Trucks	0.1
Finance-Investment Banker/Broker	0.1
Medical-Biomedical/Gene	0.1
Retail-Major Department Stores	0.1
Diversified Operations/Commercial Services	0.1
Optical Supplies	0.1
Food-Catering	0.1
Athletic Footwear	0.1
Publishing-Periodicals	0.1
Security Services	0.1
Toys	0.1
Commercial Services-Finance	0.1
Machine Tools & Related Products	0.1
Dialysis Centers	0.1
Machinery-Farming	0.1
Publishing-Newspapers	0.1
99.7%

*  Calculated as a percentage of net assets

Seasons Series Trust International Equity Portfolio

PORTFOLIO PROFILE — September 30, 2012 (unaudited) (continued)

Country Allocation*
United Kingdom	20.0%
Japan	15.6
Switzerland	6.6
Germany	5.9
France	5.2
Netherlands	4.4
United States	4.4
Hong Kong	3.8
Australia	3.4
Canada	2.9
Jersey	2.6
Sweden	2.5
South Korea	2.1
Singapore	2.1
Brazil	1.9
Norway	1.8
Taiwan	1.7
Denmark	1.5
Spain	1.4
Cayman Islands	1.1
Italy	1.0
Mexico	0.9
Belgium	0.9
Thailand	0.8
India	0.8
China	0.6
Israel	0.6
Czech Republic	0.4
Bermuda	0.4
Cyprus	0.4
Russia	0.4
Marshall Islands	0.3
Indonesia	0.3
Poland	0.2
Turkey	0.2
Finland	0.2
Luxembourg	0.1
Ireland	0.1
Austria	0.1
Portugal	0.1
99.7%

*  Calculated as a percentage of net assets

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCK — 95.0%
Australia — 3.4%
AGL Energy, Ltd.	6,434	$99,910
ALS, Ltd.	4,795	42,725
Alumina, Ltd.	32,508	28,662
Amcor, Ltd.	14,126	113,707
AMP, Ltd.	33,615	150,982
APA Group	7,939	39,034
Asciano, Ltd.	13,021	59,024
ASX, Ltd.	2,147	65,855
Australia & New Zealand Banking Group, Ltd.	29,769	764,265
Bendigo and Adelaide Bank, Ltd.	6,027	48,014
BGP Holdings PLC†(3)(4)	98,723	0
BHP Billiton, Ltd.	36,401	1,247,550
Boral, Ltd.	10,339	41,183
Brambles, Ltd.	18,353	133,644
CFS Retail Property Trust Group	27,943	55,942
Coca-Cola Amatil, Ltd.	72,421	1,018,659
Cochlear, Ltd.	634	44,161
Commonwealth Bank of Australia	17,695	1,023,660
Computershare, Ltd.	6,058	52,157
Crown, Ltd.	4,960	46,820
CSL, Ltd.	5,706	272,266
Dexus Property Group	56,703	55,877
Echo Entertainment Group, Ltd.	10,108	40,158
Fortescue Metals Group, Ltd.	17,590	63,679
Goodman Group	19,128	78,572
GPT Group	18,840	66,445
Iluka Resources, Ltd.	5,221	53,778
Incitec Pivot, Ltd.	20,245	62,580
Insurance Australia Group, Ltd.	24,273	110,030
Leighton Holdings, Ltd.	58,903	1,015,484
Lend Lease Group	7,417	60,395
Macquarie Group, Ltd.	3,894	114,957
Metcash, Ltd.	11,717	43,025
Mirvac Group	46,390	68,812
National Australia Bank, Ltd.	24,958	659,909
Newcrest Mining, Ltd.	8,772	265,151
Orica, Ltd.	4,338	111,910
Origin Energy, Ltd.	13,050	153,236
QBE Insurance Group, Ltd.	13,373	179,640
QR National, Ltd.	20,846	73,736
Ramsay Health Care, Ltd.	1,688	42,058
Rio Tinto, Ltd.	5,048	279,409
Santos, Ltd.	11,108	130,894
Seven West Media, Ltd.	480,480	565,686
Sonic Healthcare, Ltd.	4,799	67,452
Stockland	26,988	93,502
Suncorp Group, Ltd.	14,855	142,380
Tatts Group, Ltd.	19,655	55,252
Telstra Corp., Ltd.	47,677	193,865
Toll Holdings, Ltd.	8,131	37,195
Transurban Group	15,796	98,311
Wesfarmers, Ltd.	11,261	400,192
Westfield Group	24,094	253,926
Westfield Retail Trust	34,588	103,688
Westpac Banking Corp.	34,012	876,724
Security Description	Shares	Value (Note 2)
Australia (continued)
Woodside Petroleum, Ltd.	7,446	$255,965
Woolworths, Ltd.	13,731	409,634
WorleyParsons, Ltd.	2,456	72,072
		12,703,799
Austria — 0.1%
Andritz AG	1,084	61,389
Erste Group Bank AG†	2,835	63,263
Immoeast AG(3)	262,436	0
IMMOFINANZ AG	17,721	64,286
OMV AG	2,171	75,981
Voestalpine AG	1,806	54,052
		318,971
Belgium — 0.9%
Ageas	2,849	68,316
Anheuser-Busch InBev NV	30,828	2,621,359
Belgacom SA	2,043	62,352
Colruyt SA	928	40,421
Delhaize Group SA	1,233	47,605
Groupe Bruxelles Lambert SA	1,034	76,735
KBC Groep NV	1,954	46,880
Solvay SA	700	81,012
UCB SA	1,211	66,590
Umicore SA	1,419	74,170
		3,185,440
Bermuda — 0.4%
Huabao International Holdings, Ltd.	1,244,285	706,064
Kerry Properties, Ltd.	9,000	45,557
Li & Fung, Ltd.	339,300	525,968
Noble Group, Ltd.	45,454	49,076
Seadrill, Ltd.	3,960	154,629
Shangri-La Asia, Ltd.	20,000	38,947
Yue Yuen Industrial Holdings, Ltd.	9,500	31,977
		1,552,218
Brazil — 1.5%
Banco do Brasil SA	244,900	2,995,940
Grupo BTG Pactual	40,400	643,690
OGX Petroleo e Gas Participacoes SA†	262,600	796,641
Sul America SA	143,468	1,061,546
		5,497,817
Canada — 2.9%
Baytex Energy Corp.	14,300	679,581
Canadian Natural Resources, Ltd.	54,927	1,694,574
Canadian Pacific Railway, Ltd.	21,728	1,803,263
Encana Corp.	68,301	1,495,800
Kinross Gold Corp.	124,600	1,272,166
Potash Corp. of Saskatchewan, Inc.	43,796	1,903,573
Yamana Gold, Inc.	102,265	1,954,284
		10,803,241
Cayman Islands — 1.1%
ASM Pacific Technology, Ltd.	2,500	29,565
Ctrip.com International, Ltd. ADR†	87,445	1,476,072
Hengdeli Holdings, Ltd.	3,656,000	1,056,150
Minth Group, Ltd.	584,000	616,081
Sands China, Ltd.	27,800	103,613

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Cayman Islands (continued)
Wynn Macau, Ltd.	19,600	$53,082
Youku, Inc. ADR†	47,863	880,200
		4,214,763
China — 0.6%
China Merchants Bank Co., Ltd.	966,500	1,625,365
Yanzhou Coal Mining Co., Ltd.	486,000	740,841
		2,366,206
Cyprus — 0.4%
Globaltrans Investment PLC GDR*(5)	71,200	1,479,536
Czech Republic — 0.4%
CEZ AS	43,385	1,618,799
Denmark — 1.5%
AP Moeller - Maersk A/S, Series B	386	2,762,513
Carlsberg A/S, Class B	1,272	112,697
Coloplast A/S, Class B	301	62,675
Danske Bank A/S†	7,817	141,074
DSV A/S	2,806	63,070
Novo Nordisk A/S, Class B	13,599	2,148,321
Novozymes A/S, Class B	3,063	84,422
TDC A/S	7,658	55,783
		5,430,555
Finland — 0.2%
Elisa Oyj	2,012	45,479
Fortum Oyj	5,203	95,812
Kone Oyj, Class B	1,800	124,560
Metso Oyj	1,648	58,895
Nokia Oyj	43,473	112,289
Nokian Renkaat Oyj	1,397	56,819
Sampo Oyj, Class A	4,764	148,213
Stora Enso Oyj, Class R	7,337	45,577
UPM-Kymmene Oyj	6,445	72,841
Wartsila OJY ABP	2,110	73,074
		833,559
France — 5.2%
Accor SA	1,892	63,105
Air Liquide SA	3,495	433,181
Alcatel-Lucent†	26,120	28,833
Alstom SA	2,489	87,271
Arkema SA	755	70,690
AtoS	747	52,067
AXA SA	20,043	298,515
BNP Paribas SA	26,358	1,252,562
Bouygues SA	2,177	53,154
Bureau Veritas SA	709	72,815
Cap Gemini SA	1,867	78,993
Carrefour SA	6,733	139,647
Casino Guichard Perrachon SA	694	61,438
Christian Dior SA	654	87,740
Cie de St-Gobain	4,609	161,900
Cie Generale d'Optique Essilor International SA	2,285	213,971
Cie Generale de Geophysique - Veritas†	1,675	52,735
Security Description	Shares	Value (Note 2)
France (continued)
Cie Generale des Etablissements Michelin	2,104	$164,820
Credit Agricole SA†	11,426	78,848
Danone SA	74,244	4,570,960
Dassault Systemes SA	779	81,846
Edenred	2,152	60,466
Electricite de France SA	2,691	56,384
Eutelsat Communications SA	1,759	56,544
France Telecom SA	21,239	256,228
GDF Suez	14,454	323,189
Groupe Eurotunnel SA	7,687	54,152
Iliad SA	280	45,588
Klepierre	1,504	52,744
L'Oreal SA	2,657	328,668
Lafarge SA	2,192	118,053
Lagardere SCA	1,692	46,215
Legrand SA	2,930	110,433
LVMH Moet Hennessy Louis Vuitton SA	2,856	429,402
Natixis	12,968	40,828
Pernod-Ricard SA	2,418	271,294
Peugeot SA†	2,792	22,065
PPR	882	135,330
Publicis Groupe SA	2,194	122,785
Renault SA	15,726	738,021
Safran SA	2,676	96,235
Sanofi	13,269	1,131,355
Schneider Electric SA	21,076	1,247,340
SCOR SE	2,191	56,494
Societe Generale SA†	34,148	969,789
Sodexo	1,178	88,693
Suez Environnement Co.	3,689	41,807
Technip SA	1,143	127,067
Total SA	23,996	1,190,272
Unibail-Rodamco SE	1,060	211,270
Vallourec SA	7,973	337,596
Veolia Environnement SA	4,196	45,272
Vinci SA	5,287	225,189
Vivendi SA	113,718	2,217,573
Wendel SA	495	41,792
Zodiac Aerospace	394	38,469
		19,439,693
Germany — 5.7%
Adidas AG	2,415	198,121
Allianz SE	5,130	610,382
BASF SE	10,354	873,500
Bayer AG	9,333	801,517
Bayerische Motoren Werke AG	4,058	296,770
Beiersdorf AG	22,702	1,665,790
Brenntag AG	654	83,706
Commerzbank AG†	44,176	78,851
Continental AG	964	94,396
Daimler AG	10,269	497,034
Deutsche Bank AG	10,596	418,636
Deutsche Boerse AG	26,463	1,464,480
Deutsche Lufthansa AG	3,169	42,963

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Germany (continued)
Deutsche Post AG	25,612	$500,273
Deutsche Telekom AG	31,899	392,496
E.ON AG	43,507	1,032,353
Fresenius Medical Care AG & Co. KGaA	2,439	178,840
Fresenius SE & Co. KGaA	18,031	2,093,244
GEA Group AG	2,378	71,950
Hannover Rueckversicherung AG	824	52,653
HeidelbergCement AG	1,704	89,275
Henkel AG & Co. KGaA	16,102	1,050,526
Hugo Boss AG	325	28,608
Infineon Technologies AG	12,841	81,484
K+S AG	2,039	100,263
Kabel Deutschland Holding AG†	24,435	1,743,025
Lanxess AG	1,008	83,588
Linde AG	2,097	361,096
MAN SE	535	48,984
Merck KGaA	740	91,290
Metro AG	1,521	45,492
Muenchener Rueckversicherungs AG	2,023	315,858
RWE AG	5,961	266,689
SAP AG	27,859	1,972,949
Siemens AG	9,278	925,320
ThyssenKrupp AG	127,719	2,714,632
Volkswagen AG	413	69,100
		21,436,134
Greece — 0.0%
Coca-Cola Hellenic Bottling Co. SA	2,263	42,225
Guernsey — 0.0%
Resolution, Ltd.	17,976	63,019
Hong Kong — 3.8%
AIA Group, Ltd.	115,000	426,390
Bank of East Asia, Ltd.	17,600	65,937
BOC Hong Kong Holdings, Ltd.	43,000	136,696
Cheung Kong Holdings, Ltd.	16,000	234,407
China Mobile, Ltd.	141,500	1,573,023
China Overseas Land & Investment, Ltd.	650,000	1,658,101
CLP Holdings, Ltd.	21,000	178,745
Galaxy Entertainment Group, Ltd.†	18,000	60,588
Guangdong Investment, Ltd.	1,656,000	1,302,751
Hang Lung Group, Ltd.	12,000	76,141
Hang Lung Properties, Ltd.	788,437	2,694,538
Hang Seng Bank, Ltd.	9,100	139,539
Henderson Land Development Co., Ltd.	12,000	86,045
Hong Kong & China Gas Co., Ltd.	62,000	156,238
Hong Kong Exchanges and Clearing, Ltd.	12,100	182,732
Hutchison Whampoa, Ltd.	24,000	232,292
Hysan Development Co., Ltd.	8,000	36,368
Link REIT	27,000	127,791
MTR Corp., Ltd.	19,000	72,040
New World Development Co., Ltd.	1,464,000	2,265,655
Power Assets Holdings, Ltd.	16,500	140,017
Security Description	Shares	Value (Note 2)
Hong Kong (continued)
Sino Land Co., Ltd.	38,000	$71,060
SJM Holdings, Ltd.	809,000	1,756,961
Sun Hung Kai Properties, Ltd.	18,000	263,707
Swire Pacific, Ltd., Class A	8,000	97,962
Wharf Holdings, Ltd.	18,000	124,309
Wheelock & Co., Ltd.	13,000	56,080
		14,216,113
India — 0.8%
Housing Development & Infrastructure, Ltd.†	358,896	660,023
ICICI Bank, Ltd. ADR	8,684	348,576
Reliance Industries, Ltd. GDR*	62,886	1,979,651
		2,988,250
Indonesia — 0.3%
Bank Negara Indonesia Persero Tbk PT	2,537,375	1,040,668
Ireland — 0.1%
CRH PLC (LSE)	8,257	159,160
Elan Corp. PLC† (ISE)	4,655	50,188
Elan Corp. PLC† (Euro-OTC)	1,293	13,940
James Hardie Industries CDI	5,332	48,119
Kerry Group PLC, Class A (NYSE)	1,434	73,434
Kerry Group PLC, Class A (Euro-OTC)	347	17,607
		362,448
Isle of Man — 0.0%
Genting Singapore PLC	74,000	82,611
Israel — 0.6%
Bank Hapoalim BM†	16,393	58,367
Bank Leumi Le-Israel BM†	20,841	58,246
Bezeq The Israeli Telecommunication Corp., Ltd.	29,678	34,465
Israel Chemicals, Ltd.	5,751	69,723
Mellanox Technologies, Ltd.†	423	43,833
Teva Pharmaceutical Industries, Ltd.	10,914	442,911
Teva Pharmaceutical Industries, Ltd. ADR	39,200	1,623,272
		2,330,817
Italy — 1.0%
Assicurazioni Generali SpA	13,224	190,157
Atlantia SpA	3,786	58,772
Banca Monte dei Paschi di Siena SpA†	81,533	23,637
Banco Popolare SC†	23,222	34,765
Enel Green Power SpA	21,943	37,108
Enel SpA	74,420	263,183
Eni SpA	28,552	624,476
Fiat Industrial SpA	9,881	96,565
Fiat SpA†	9,635	51,408
Finmeccanica SpA†	5,369	25,500
Intesa Sanpaolo SpA	121,645	184,927
Luxottica Group SpA	1,299	45,955
Mediobanca SpA	7,107	37,974
Pirelli & C. SpA	2,566	27,633
Prada SpA	161,000	1,204,274
Prysmian SpA	2,452	43,735

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Italy (continued)
Saipem SpA	2,957	$142,002
Snam SpA	19,433	86,155
Telecom Italia SpA	156,000	156,365
Terna Rete Elettrica Nazionale SpA	14,786	55,102
UniCredit SpA†	46,170	191,757
Unione di Banche Italiane SCPA	10,646	39,346
		3,620,796
Japan — 15.6%
Advantest Corp.	1,800	23,411
Aeon Co., Ltd.	7,600	85,992
Aisin Seiki Co., Ltd.	2,500	71,117
Ajinomoto Co., Inc.	8,000	125,474
All Nippon Airways Co., Ltd.	16,000	33,624
Asahi Glass Co., Ltd.	13,000	86,622
Asahi Group Holdings, Ltd.	4,900	120,805
Asahi Kasei Corp.	139,000	717,799
Astellas Pharma, Inc.	5,100	259,117
Bank of Kyoto, Ltd.	7,000	59,290
Bank of Yokohama, Ltd.	254,000	1,207,509
Benesse Holdings, Inc.	900	43,593
Bridgestone Corp.	7,600	176,269
Brother Industries, Ltd.	3,400	31,543
Canon, Inc.	12,800	409,226
Central Japan Railway Co.	1,700	149,436
Chiba Bank, Ltd.	12,000	69,810
Chubu Electric Power Co., Inc.	7,800	101,648
Chugai Pharmaceutical Co., Ltd.	2,900	60,757
Chugoku Electric Power Co., Inc.	4,000	53,152
Credit Saison Co., Ltd.	2,100	50,778
Dai Nippon Printing Co., Ltd.	8,000	55,766
Dai-ichi Life Insurance Co., Ltd.	100	113,532
Daiichi Sankyo Co., Ltd.	8,100	133,893
Daikin Industries, Ltd.	2,700	69,991
Daito Trust Construction Co., Ltd.	900	90,531
Daiwa House Industry Co., Ltd.	7,000	101,627
Daiwa Securities Group, Inc.	20,000	76,115
Dena Co., Ltd.	1,200	39,856
Denso Corp.	5,600	175,879
Dentsu, Inc.	2,600	65,966
East Japan Railway Co.	35,100	2,325,308
Eisai Co., Ltd.	3,000	135,315
Electric Power Development Co., Ltd.	1,800	47,376
FANUC Corp.	26,800	4,320,144
Fast Retailing Co., Ltd.	7,000	1,628,011
Fuji Heavy Industries, Ltd.	8,000	66,427
FUJIFILM Holdings Corp.	5,600	93,860
Fujitsu, Ltd.	22,000	82,599
Fukuoka Financial Group, Inc.	14,000	56,868
Gree, Inc.	1,000	18,311
Hachijuni Bank, Ltd.	9,000	49,936
Hamamatsu Photonics KK	1,000	34,354
Hankyu Hanshin Holdings, Inc.	14,000	75,705
Hirose Electric Co., Ltd.	400	44,849
Hisamitsu Pharmaceutical Co., Inc.	900	49,763
Hitachi, Ltd.	52,000	289,185
Hokuriku Electric Power Co.	2,000	24,270
Security Description	Shares	Value (Note 2)
Japan (continued)
Honda Motor Co., Ltd.	18,500	$568,228
Hoya Corp.	5,100	112,077
Ibiden Co., Ltd.	1,800	26,317
IHI Corp.	19,000	42,363
Inpex Corp.	25	149,122
Isetan Mitsukoshi Holdings, Ltd.	5,200	54,239
Isuzu Motors, Ltd.	761,000	3,676,281
ITOCHU Corp.	17,500	177,377
J. Front Retailing Co., Ltd.	8,000	44,900
Japan Airlines Co., Ltd.†	18,400	860,584
Japan Real Estate Investment Corp.	8	80,574
Japan Retail Fund Investment Corp.	32	57,201
Japan Tobacco, Inc.	165,300	4,960,695
JFE Holdings, Inc.	6,100	80,510
JGC Corp.	3,000	100,141
Joyo Bank, Ltd.	12,000	58,739
JSR Corp.	2,300	37,724
JX Holdings, Inc.	27,500	150,468
Kajima Corp.	13,000	35,482
Kansai Electric Power Co., Inc.	9,100	71,130
Kao Corp.	6,100	179,780
Kawasaki Heavy Industries, Ltd.	20,000	39,723
KDDI Corp.	3,100	240,723
Keikyu Corp.	7,000	66,017
Keio Corp.	9,000	67,927
Keyence Corp.	13,100	3,357,253
Kintetsu Corp.	20,000	78,421
Kirin Holdings Co., Ltd.	11,000	147,155
Kobe Steel, Ltd.†	50,000	39,723
Komatsu, Ltd.	10,700	210,737
Konami Corp.	1,500	34,079
Konica Minolta Holdings, Inc.	6,500	49,974
Kubota Corp.	13,000	131,599
Kuraray Co., Ltd.	5,000	56,830
Kurita Water Industries, Ltd.	2,200	48,742
Kyocera Corp.	1,800	155,920
Kyowa Hakko Kirin Co., Ltd.	4,000	48,334
Kyushu Electric Power Co., Inc.	5,900	48,688
Lawson, Inc.	800	61,507
LIXIL Group Corp.	3,200	76,351
Makita Corp.	1,500	58,239
Marubeni Corp.	20,000	127,627
Mazda Motor Corp.†	38,000	44,311
MEIJI Holdings Co., Ltd.	1,000	49,654
Miraca Holdings, Inc.	1,000	44,913
Mitsubishi Chemical Holdings Corp.	17,500	67,049
Mitsubishi Corp.	16,000	290,928
Mitsubishi Electric Corp.	23,000	169,759
Mitsubishi Estate Co., Ltd.	218,000	4,173,398
Mitsubishi Gas Chemical Co., Inc.	6,000	30,138
Mitsubishi Heavy Industries, Ltd.	36,000	155,920
Mitsubishi Materials Corp.	18,000	56,740
Mitsubishi Motors Corp.†	56,000	51,666
Mitsubishi Tanabe Pharma Corp.	3,000	45,630
Mitsubishi UFJ Financial Group, Inc.	143,900	674,877
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,020	43,001

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Japan (continued)
Mitsui & Co., Ltd.	19,900	$279,987
Mitsui Fudosan Co., Ltd.	10,000	200,282
Mitsui OSK Lines, Ltd.	15,000	34,982
Mizuho Financial Group, Inc.	257,300	418,722
MS&AD Insurance Group Holdings	5,900	102,139
Murata Manufacturing Co., Ltd.	2,400	127,781
Nabtesco Corp.	127,600	2,343,039
Namco Bandai Holdings, Inc.	2,700	45,738
NEC Corp.†	31,000	49,257
NGK Insulators, Ltd.	4,000	47,924
Nidec Corp.	1,300	95,118
Nikon Corp.	4,000	110,097
Nintendo Co., Ltd.	1,200	152,076
Nippon Building Fund, Inc.	8	86,212
Nippon Electric Glass Co., Ltd.	5,000	27,614
Nippon Express Co., Ltd.	13,000	49,308
Nippon Meat Packers, Inc.	3,000	38,519
Nippon Steel & Sumitomo Metal Corp.	65,000	133,265
Nippon Telegraph & Telephone Corp.	5,100	243,106
Nippon Yusen KK	23,000	40,671
Nissan Motor Co., Ltd.	28,300	241,152
Nisshin Seifun Group, Inc.	4,000	49,206
Nitori Holdings Co., Ltd.	450	41,805
Nitto Denko Corp.	2,000	95,336
NKSJ Holdings, Inc.	4,700	92,025
Nomura Holdings, Inc.	42,400	151,584
NSK, Ltd.	7,000	40,633
NTT Data Corp.	18	56,486
NTT DOCOMO, Inc.	176	285,515
Obayashi Corp.	10,000	45,618
Odakyu Electric Railway Co., Ltd.	9,000	94,682
OJI Paper Co., Ltd.	12,000	36,597
Olympus Corp.†	2,500	48,693
Omron Corp.	2,400	46,130
Ono Pharmaceutical Co., Ltd.	1,100	67,728
Oriental Land Co., Ltd.	600	79,036
ORIX Corp.	17,510	1,759,077
Osaka Gas Co., Ltd.	24,000	105,792
Otsuka Holdings Co., Ltd.	4,300	133,342
Panasonic Corp.	25,600	169,267
Rakuten, Inc.	259,300	2,641,511
Resona Holdings, Inc.	23,400	95,951
Ricoh Co., Ltd.	8,000	67,555
Rohm Co., Ltd.	1,300	43,778
Santen Pharmaceutical Co., Ltd.	1,000	46,002
Secom Co., Ltd.	2,600	135,597
Sega Sammy Holdings, Inc.	2,500	47,444
Sekisui Chemical Co., Ltd.	6,000	48,360
Sekisui House, Ltd.	7,000	69,516
Seven & I Holdings Co., Ltd.	8,500	261,078
Sharp Corp.	13,000	32,150
Shikoku Electric Power Co., Inc.	2,600	29,352
Shimamura Co., Ltd.	400	46,592
Shimano, Inc.	1,000	72,783
Shin-Etsu Chemical Co., Ltd.	4,700	264,390
Shionogi & Co., Ltd.	3,800	58,042
Security Description	Shares	Value (Note 2)
Japan (continued)
Shiseido Co., Ltd.	4,800	$65,874
Shizuoka Bank, Ltd.	8,000	81,907
Showa Denko KK	23,000	36,545
SMC Corp.	700	112,840
Softbank Corp.	10,100	408,970
Sony Corp.	11,800	138,957
Sony Financial Holdings, Inc.	2,200	37,719
Stanley Electric Co., Ltd.	2,500	37,032
Sumitomo Chemical Co., Ltd.	20,000	51,000
Sumitomo Corp.	131,600	1,775,689
Sumitomo Electric Industries, Ltd.	9,300	98,315
Sumitomo Heavy Industries, Ltd.	9,000	30,792
Sumitomo Metal Industries, Ltd.(5)	49,000	73,462
Sumitomo Metal Mining Co., Ltd.	8,000	100,974
Sumitomo Mitsui Financial Group, Inc.	15,100	472,117
Sumitomo Mitsui Trust Holdings, Inc.	39,000	115,941
Sumitomo Realty & Development Co., Ltd.	4,000	106,202
Suzuki Motor Corp.	4,800	93,183
Sysmex Corp.	1,000	48,116
T&D Holdings, Inc.	7,300	79,043
Taiheiyo Cement Corp.	13,000	27,986
Taisei Corp.	16,000	45,925
Taisho Pharmaceutical Holdings Co., Ltd.	500	40,812
Takeda Pharmaceutical Co., Ltd.	8,900	409,988
TDK Corp.	1,500	55,856
Teijin, Ltd.	15,000	36,712
Terumo Corp.	1,800	77,499
THK Co., Ltd.	2,000	30,702
Tobu Railway Co., Ltd.	13,000	69,964
Toho Gas Co., Ltd.	7,000	46,553
Tohoku Electric Power Co., Inc.†	5,900	47,478
Tokio Marine Holdings, Inc.	8,300	212,073
Tokyo Electric Power Co., Inc.†	17,900	29,359
Tokyo Electron, Ltd.	1,900	80,952
Tokyo Gas Co., Ltd.	29,000	159,790
Tokyu Corp.	15,000	71,694
TonenGeneral Sekiyu KK	6,000	52,050
Toppan Printing Co., Ltd.	9,000	52,242
Toray Industries, Inc.	18,000	106,561
Toshiba Corp.	46,000	147,360
Toyota Industries Corp.	2,500	69,996
Toyota Motor Corp.	80,100	3,120,246
Toyota Tsusho Corp.	3,100	66,298
Trend Micro, Inc.	1,600	44,695
Ube Industries, Ltd.	17,000	36,597
Unicharm Corp.	1,400	80,369
USS Co., Ltd.	350	37,000
West Japan Railway Co.	2,200	94,016
Yahoo Japan Corp.	186	70,858
Yakult Honsha Co., Ltd.	1,300	61,635
Yamada Denki Co., Ltd.	1,010	44,327
Yamaha Motor Co., Ltd.	3,700	32,335
Yamato Holdings Co., Ltd.	4,900	77,606
Yokogawa Electric Corp.	2,800	32,363
		58,630,111

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Jersey — 2.6%
Experian PLC	11,714	$194,643
Glencore International PLC	43,993	243,738
Petrofac, Ltd.	69,540	1,791,076
Randgold Resources, Ltd.	1,021	125,549
Shire PLC	132,016	3,867,073
Wolseley PLC	3,321	141,684
WPP PLC	260,904	3,545,304
		9,909,067
Luxembourg — 0.1%
ArcelorMittal	11,250	161,338
Millicom International Cellular SA SDR	752	69,776
SES SA FDR	3,949	107,405
Subsea 7 SA	3,381	78,020
Tenaris SA	5,319	108,543
		525,082
Marshall Islands — 0.3%
Ocean Rig UDW, Inc.†	75,033	1,223,788
Mauritius — 0.0%
Golden Agri-Resources, Ltd.	88,000	47,327
Mexico — 0.9%
Empresas ICA SAB de CV†	1,062,400	2,054,354
OHL Mexico SAB de CV†	804,400	1,297,989
		3,352,343
Netherlands — 4.4%
Aegon NV	19,861	103,238
Akzo Nobel NV	2,672	151,046
ASML Holding NV	53,501	2,859,373
DE Master Blenders 1753 NV†	6,856	82,597
European Aeronautic Defence and Space Co. NV	4,689	148,621
Fugro NV CVA	816	55,492
Gemalto NV	857	75,383
Heineken Holding NV	36,024	1,749,630
Heineken NV	2,592	154,518
ING Groep NV CVA†	506,084	3,998,960
Koninklijke Ahold NV	83,598	1,047,097
Koninklijke DSM NV	1,754	87,454
Koninklijke KPN NV	11,584	88,512
Koninklijke Philips Electronics NV	11,746	274,035
Koninklijke Vopak NV	21,908	1,538,273
LyondellBasell Industries NV, Class A	37,460	1,935,184
QIAGEN NV†	3,097	56,991
Randstad Holding NV	1,534	50,987
Reed Elsevier NV	8,398	112,289
SBM Offshore NV†	2,206	31,438
STMicroelectronics NV	7,860	42,351
TNT Express NV	3,871	40,422
Unilever NV CVA	54,394	1,924,319
Wolters Kluwer NV	4,077	76,649
		16,684,859
Security Description	Shares	Value (Note 2)
New Zealand — 0.0%
Fletcher Building, Ltd.	8,724	$50,396
Telecom Corp. of New Zealand, Ltd.	24,226	47,787
		98,183
Norway — 1.8%
Aker Solutions ASA	1,877	35,549
DNB ASA	139,250	1,707,538
Norsk Hydro ASA	14,260	66,808
Orkla ASA	10,341	78,538
Statoil ASA	12,645	326,449
Storebrand ASA†	365,200	1,677,820
Telenor ASA	132,740	2,588,116
Yara International ASA	2,177	109,061
		6,589,879
Poland — 0.2%
PGE SA	148,187	855,730
Portugal — 0.1%
EDP - Energias de Portugal SA	23,409	64,435
Galp Energia SGPS SA	2,757	44,711
Jeronimo Martins SGPS SA	2,507	41,833
Portugal Telecom SGPS SA	8,530	42,169
		193,148
Russia — 0.4%
Gazprom OAO ADR	138,000	1,384,140
Singapore — 2.1%
Ascendas Real Estate Investment Trust	30,000	58,915
CapitaLand, Ltd.	32,000	82,920
CapitaMall Trust	34,000	55,965
City Developments, Ltd.	7,000	66,965
DBS Group Holdings, Ltd.	317,675	3,725,019
Fraser and Neave, Ltd.	12,000	86,832
Global Logistic Properties, Ltd.	28,000	57,269
Jardine Cycle & Carriage, Ltd.	1,000	39,195
Keppel Corp., Ltd.	250,700	2,328,862
Olam International, Ltd.	22,000	36,750
Oversea-Chinese Banking Corp., Ltd.	30,000	228,325
SembCorp Industries, Ltd.	13,000	60,064
SembCorp Marine, Ltd.	11,000	44,549
Singapore Airlines, Ltd.	7,000	61,261
Singapore Exchange, Ltd.	12,000	68,448
Singapore Press Holdings, Ltd.	26,000	86,229
Singapore Technologies Engineering, Ltd.	23,000	66,346
Singapore Telecommunications, Ltd.	90,000	234,681
United Overseas Bank, Ltd.	15,000	240,181
Wilmar International, Ltd.	24,000	63,559
		7,692,335
South Korea — 2.1%
DGB Financial Group, Inc.	126,770	1,676,693
Hyundai Motor Co.	9,230	2,092,773
KT&G Corp.	27,181	2,071,423
Samsung Electronics Co., Ltd.	1,804	2,184,748
		8,025,637

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Spain — 1.4%
Abertis Infraestructuras SA	4,382	$64,476
ACS Actividades de Construccion y Servicios SA	2,084	42,929
Amadeus IT Holding SA	3,705	86,319
Banco Bilbao Vizcaya Argentaria SA	207,006	1,626,137
Banco de Sabadell SA	33,657	90,394
Banco Popular Espanol SA	18,025	39,400
Banco Santander SA	110,692	824,308
Bankia SA†	13,316	22,245
CaixaBank	10,796	40,594
Distribuidora Internacional de Alimentacion SA	6,674	36,836
Enagas SA	2,249	44,363
Ferrovial SA	4,977	64,756
Gas Natural SDG SA	4,228	59,847
Grifols SA†	1,711	56,507
Iberdrola SA	44,530	201,884
Inditex SA	2,433	302,116
International Consolidated Airlines Group SA†	11,553	27,797
Mapfre SA	322,338	883,118
Red Electrica Corp. SA	1,321	62,631
Repsol SA	9,496	184,141
Telefonica SA	45,519	606,877
		5,367,675
Sweden — 2.5%
Alfa Laval AB	4,306	78,073
Assa Abloy AB, Class B	3,944	128,008
Atlas Copco AB, Class A	11,319	264,158
Boliden AB	4,000	66,679
Electrolux AB, Series B	2,706	66,736
Elekta AB, Series B	118,500	1,564,955
Getinge AB, Class B	2,505	75,583
Hennes & Mauritz AB, Class B	10,677	370,919
Hexagon AB, Class B	87,396	1,873,304
Investment AB Kinnevik, Class B	2,871	59,616
Investor AB, Class B	5,339	117,528
Lundin Petroleum AB†	2,353	57,349
Nordea Bank AB	29,673	293,396
Sandvik AB	11,628	157,812
Scania AB, Class B	3,563	65,361
Skandinaviska Enskilda Banken AB, Class A	16,465	137,860
Skanska AB, Class B	4,741	76,722
SKF AB, Class B	4,689	101,150
Svenska Cellulosa AB, Class B	6,650	123,508
Svenska Handelsbanken AB, Class A	5,553	208,043
Swedbank AB, Class A	49,474	929,407
Swedish Match AB	2,478	100,194
Tele2 AB, Class B	3,996	72,513
Telefonaktiebolaget LM Ericsson, Class B	201,624	1,837,047
TeliaSonera AB	24,949	179,574
Volvo AB, Class B	15,821	221,824
		9,227,319
Security Description	Shares	Value (Note 2)
Switzerland — 6.6%
ABB, Ltd.	112,750	$2,114,737
Actelion, Ltd.	1,234	61,772
Adecco SA	1,705	81,144
Aryzta AG	1,276	61,188
Baloise Holding AG	777	61,094
Cie Financiere Richemont SA, Class A	32,374	1,941,407
Credit Suisse Group AG	14,103	298,855
Geberit AG	510	110,893
Givaudan SA	104	98,692
Holcim, Ltd.	2,695	171,643
Julius Baer Group, Ltd.	2,670	93,117
Kuehne & Nagel International AG	30,113	3,400,320
Lindt & Spruengli AG	2	72,196
Lonza Group AG	713	37,291
Nestle SA	37,094	2,338,835
Novartis AG	71,497	4,374,963
Roche Holding AG	19,933	3,723,794
Schindler Holding AG (Participation Certificate)	846	103,985
SGS SA	68	139,687
Sika AG	30	61,180
Sonova Holding AG	624	63,064
Sulzer AG	345	50,255
Swatch Group AG	437	174,335
Swiss Life Holding AG	421	50,090
Swiss Prime Site AG	736	60,805
Swiss Re AG	28,151	1,809,387
Swisscom AG	292	117,359
Syngenta AG	5,737	2,144,131
Transocean, Ltd.	4,022	179,397
UBS AG	41,543	505,760
Zurich Insurance Group AG	1,655	412,122
		24,913,498
Taiwan — 1.7%
Asustek Computer, Inc.	118,000	1,282,106
Siliconware Precision Industries Co. ADR	305,700	1,684,407
Taiwan Semiconductor Manufacturing Co., Ltd.	1,109,000	3,397,349
		6,363,862
Thailand — 0.8%
Bangkok Bank PCL	309,700	2,022,407
LPN Development PCL	1,601,300	978,052
		3,000,459
Turkey — 0.2%
Turk Telekomunikasyon AS	211,118	841,066
United Kingdom — 20.0%
3i Group PLC	13,483	48,487
Aberdeen Asset Management PLC	9,930	49,885
Admiral Group PLC	2,399	40,792
Afren PLC†	477,026	1,079,192
Aggreko PLC	3,190	119,147
AMEC PLC	120,465	2,229,277
Anglo American PLC	69,033	2,025,491
Antofagasta PLC	4,959	101,058

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
United Kingdom (continued)
ARM Holdings PLC	268,896	$2,496,725
Associated British Foods PLC	4,407	91,731
AstraZeneca PLC	13,993	667,708
Aviva PLC	33,542	172,619
Babcock International Group PLC	4,669	69,891
BAE Systems PLC	37,409	196,387
Balfour Beatty PLC	275,339	1,350,303
Barclays PLC	638,995	2,216,927
BG Group PLC	212,884	4,297,062
BHP Billiton PLC	23,921	743,582
BP PLC	214,483	1,511,805
British American Tobacco PLC	21,856	1,122,143
British Land Co. PLC	10,527	88,735
British Sky Broadcasting Group PLC	86,104	1,033,767
BT Group PLC	88,763	330,673
Bunzl PLC	4,356	78,008
Burberry Group PLC	5,108	82,566
Cairn Energy PLC	269,811	1,198,585
Capita PLC	7,812	97,702
Carnival PLC	2,197	80,994
Centrica PLC	58,096	307,520
Cobham PLC	14,518	51,975
Compass Group PLC	21,536	237,696
Croda International PLC	1,653	64,730
Diageo PLC	28,039	787,600
Fresnillo PLC	2,195	65,679
G4S PLC	17,269	74,093
GKN PLC	19,412	67,332
GlaxoSmithKline PLC	55,955	1,289,833
Hammerson PLC	9,545	69,514
HSBC Holdings PLC	519,935	4,813,373
ICAP PLC	6,423	33,304
IMI PLC	4,190	60,894
Imperial Tobacco Group PLC	46,968	1,738,342
Inmarsat PLC	5,306	50,552
InterContinental Hotels Group PLC	3,543	92,684
Intertek Group PLC	1,978	87,518
Invensys PLC	10,430	39,428
Investec PLC	7,435	45,911
ITV PLC	47,333	67,567
J Sainsbury PLC	14,680	82,376
Johnson Matthey PLC	2,474	96,400
Kingfisher PLC	27,925	119,136
Land Securities Group PLC	9,277	114,076
Legal & General Group PLC	67,294	143,331
Lloyds Banking Group PLC†	3,486,105	2,185,880
Man Group PLC, Class B	18,945	25,193
Marks & Spencer Group PLC	19,111	110,110
Meggitt PLC	10,241	65,305
Melrose PLC	15,354	60,050
National Grid PLC	152,959	1,686,997
Next PLC	1,924	107,187
Old Mutual PLC	56,273	154,387
Pearson PLC	9,572	187,028
Prudential PLC	530,348	6,864,091
Reckitt Benckiser Group PLC	64,905	3,736,425
Security Description	Shares	Value (Note 2)
United Kingdom (continued)
Reed Elsevier PLC	14,683	$140,364
Rexam PLC	10,740	75,424
Rio Tinto PLC	50,603	2,357,440
Rio Tinto PLC ADR	40,000	1,870,400
Rolls-Royce Holdings PLC	21,071	286,834
Royal Bank of Scotland Group PLC†	24,480	101,593
Royal Dutch Shell PLC, Class A	42,361	1,465,225
Royal Dutch Shell PLC, Class B	29,046	1,030,938
RSA Insurance Group PLC	43,672	77,926
SABMiller PLC	58,832	2,584,051
Sage Group PLC	15,349	77,678
Serco Group PLC	6,667	62,442
Severn Trent PLC	2,867	77,731
Smith & Nephew PLC	10,701	118,109
Smiths Group PLC	4,921	82,404
SSE PLC	10,563	237,435
Standard Chartered PLC	85,526	1,933,503
Standard Life PLC	27,748	122,190
Tate & Lyle PLC	6,108	65,640
TESCO PLC	90,412	484,711
Tullow Oil PLC	173,136	3,830,245
Unilever PLC	62,369	2,268,066
United Utilities Group PLC	8,077	93,386
Vedanta Resources PLC	38,505	639,810
Vodafone Group PLC	553,027	1,569,496
Weir Group PLC	116,999	3,340,281
Whitbread PLC	2,205	80,755
WM Morrison Supermarkets PLC	26,951	124,120
Xstrata PLC	24,082	372,349
		74,975,305
United States — 0.3%
ResMed, Inc.	24,149	977,310
Total Common Stock (cost $350,419,099)		356,505,801
PREFERRED STOCK — 0.6%
Brazil — 0.4%
Cia de Gas de Sao Paulo	68,700	1,543,950
Germany — 0.2%
Henkel AG & Co. KGaA	1,713	136,238
Porsche Automobil Holding SE	1,798	107,543
ProSiebenSat.1 Media AG	1,310	33,003
Volkswagen AG	1,570	286,388
		563,172
Total Preferred Stock (cost $2,145,649)		2,107,122
EXCHANGE-TRADED FUNDS — 0.8%
iShares MSCI EAFE Index Fund (cost $2,922,881)	58,972	3,125,516
RIGHTS† — 0.0%
Cie Generale de Geophysique - Veritas Expires 10/12/12 (subscription price EUR17.00) (cost $0)	1,675	2,702
Total Long-Term Investment Securities (cost $355,487,629)		361,741,141

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 1.5%
Commercial Paper — 1.0%
BNP Paribas Financial Services LLC 0.11% due 10/01/2012	$3,800,000	$3,800,000
Time Deposits — 0.3%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 10/01/2012	1,088,000	1,088,000
U.S. Government Treasuries — 0.2%
United States Treasury Bills 0.08% due 12/27/2012(2)	920,000	919,822
Total Short-Term Investment Securities (cost $5,807,822)		5,807,822
REPURCHASE AGREEMENTS — 1.8%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 09/28/2012, to be repurchased 10/01/2012 in the amount of $1,088,001 collateralized by $1,115,000 of Federal Farm Credit Bank Notes. bearing interest at 0.23% due 12/04/2013 and having an approximate value of $1,114,443	1,088,000	1,088,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 09/28/2012, to be repurchased 10/01/2012 in the amount of $5,483,005 collateralized by $5,455,000 of United States Treasury Notes. bearing interest at 1.00% due 03/31/2017 and having an approximate value of $5,594,910	5,483,000	5,483,000
Total Repurchase Agreements (cost $6,571,000)		6,571,000
TOTAL INVESTMENTS (cost $367,866,451)(1)	99.7%	374,119,963
Other assets less liabilities	0.3	1,223,823
NET ASSETS	100.0%	$375,343,786

†  Non-income producing security

*    Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2012, the aggregate value of these securities was $3,459,187 representing 0.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  See Note 4 for cost of investments on a tax basis.

(2)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(3)  Illiquid security. At September 30, 2012, the aggregate value of these securities was $0 representing 0.0% of net assets.

(4)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(5)  Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 2.

ADR — American Depository Receipt

CDI — Chess Depositary Interest

CVA — Certification Van Aandelen (Dutch Cert.)

EUR — Euro Dollar

Euro OTC — Over-The-Counter Euro

FDR — Fiduciary Depository Receipt

GDR — Global Depository Receipt

ISE — Ireland Stock Exchange

NYSE — New York Stock Exchange

SDR — Swedish Depository Receipt

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2012	Unrealized Appreciation (Depreciation)
85	Long	MSCI E-Mini Index	December 2012	$6,589,038	$6,367,350	$(221,688)

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Australia	$12,703,799	$—	$0	$12,703,799
Cyprus	—	1,479,536	—	1,479,536
France	19,439,693	—	—	19,439,693
Germany	21,436,134	—	—	21,436,134
Japan	58,556,649	73,462	—	58,630,111
Switzerland	24,913,498	—	—	24,913,498
United Kingdom	74,975,305	—	—	74,975,305
Other Countries*	142,927,725	—	—	142,927,725
Preferred Stock	2,107,122	—	—	2,107,122
Exchange-Traded Funds	3,125,516	—	—	3,125,516
Rights	2,702	—	—	2,702
Short-Term Investment Securities:
Commercial Paper	—	3,800,000	—	3,800,000
Time Deposits	—	1,088,000	—	1,088,000
U.S. Government Treasuries	—	919,822	—	919,822
Repurchase Agreements	—	6,571,000	—	6,571,000
Total	$360,188,143	$13,931,820	$0	$374,119,963
Liabilities:
Other Financial Instruments:+
Open Futures Contracts - Depreciation	$221,688	$—	$—	$221,688

*  Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO PROFILE — September 30, 2012 (unaudited)

Industry Allocation*
United States Treasury Notes	20.0%
Government National Mtg. Assoc.	13.3
Repurchase Agreements	8.2
Federal National Mtg. Assoc.	6.4
United States Treasury Bonds	6.2
Diversified Banking Institutions	4.0
Diversified Financial Services	3.4
Federal Home Loan Mtg. Corp.	2.9
Investment Companies	2.5
Electric-Integrated	2.2
Banks-Commercial	1.5
Banks-Super Regional	1.5
Telephone-Integrated	1.4
Oil Companies-Integrated	1.4
Sovereign	1.4
Multimedia	1.2
Oil Companies-Exploration & Production	1.1
Real Estate Investment Trusts	0.9
Cable/Satellite TV	0.9
Pipelines	0.9
Federal Home Loan Bank	0.8
U.S. Municipal Bonds & Notes	0.8
Medical-Drugs	0.7
Medical-HMO	0.6
Insurance-Multi-line	0.5
Food-Misc./Diversified	0.5
Finance-Investment Banker/Broker	0.4
Insurance-Life/Health	0.4
Oil & Gas Drilling	0.4
Transport-Rail	0.4
Cellular Telecom	0.4
Exchange-Traded Funds	0.4
Finance-Auto Loans	0.3
Medical-Biomedical/Gene	0.3
Brewery	0.3
Telecom Services	0.3
Tobacco	0.3
Retail-Discount	0.3
Diversified Minerals	0.3
Finance-Credit Card	0.3
Trucking/Leasing	0.3
Tennessee Valley Authority	0.2
Retail-Drug Store	0.2
Non-Hazardous Waste Disposal	0.2
Finance-Commercial	0.2
Diversified Manufacturing Operations	0.2
Gas-Distribution	0.2
Finance-Consumer Loans	0.2
Savings & Loans/Thrifts	0.2
Paper & Related Products	0.2
Banks-Money Center	0.2
Chemicals-Specialty	0.2
Computer Services	0.2
Medical Labs & Testing Services	0.2
Auto-Cars/Light Trucks	0.2
Finance-Other Services	0.2
Computers	0.2
Pharmacy Services	0.2
Beverages-Non-alcoholic	0.2
Oil-Field Services	0.1
Real Estate Management/Services	0.1%
Special Purpose Entities	0.1
Agricultural Chemicals	0.1
Transport-Services	0.1
Insurance-Mutual	0.1
Aerospace/Defense-Equipment	0.1
Television	0.1
Airlines	0.1
Chemicals-Diversified	0.1
Retail-Auto Parts	0.1
Electric-Generation	0.1
Finance-Leasing Companies	0.1
Enterprise Software/Service	0.1
Retail-Restaurants	0.1
Broadcast Services/Program	0.1
Rental Auto/Equipment	0.1
Medical Products	0.1
Metal-Diversified	0.1
Aerospace/Defense	0.1
Medical-Hospitals	0.1
Insurance Brokers	0.1
Steel-Producers	0.1
Agricultural Operations	0.1
Medical-Generic Drugs	0.1
Cosmetics & Toiletries	0.1
Banks-Fiduciary	0.1
Beverages-Wine/Spirits	0.1
Electric-Transmission	0.1
Real Estate Operations & Development	0.1
Office Automation & Equipment	0.1
Diversified Operations	0.1
Oil Refining & Marketing	0.1
Retail-Building Products	0.1
Insurance-Property/Casualty	0.1
Metal-Copper	0.1
Petrochemicals	0.1
Regional Authority	0.1
Schools	0.1
Retail-Regional Department Stores	0.1
Medical-Wholesale Drug Distribution	0.1
Gold Mining	0.1
98.1%
Credit Quality†#
Aaa	60.1%
Aa	3.5
A	12.2
Baa	20.6
Ba	1.2
B	1.0
Caa	0.2
Not Rated@	1.2
100.0%

*  Calculated as a percentage of net assets

†  Source: Moody's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

@  Represents debt issues that either have no rating, or the rating is unavailable from the data.

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES — 2.3%
Diversified Financial Services — 2.3%
AmeriCredit Automobile Receivables Trust Series 2012-4, Class B 1.31% due 11/08/2017	$300,000	$300,017
AmeriCredit Automobile Receivables Trust Series 2012-3, Class B 1.59% due 07/10/2017	139,000	140,319
Avis Budget Rental Car Funding AESOP LLC Series 2010-3A, Class B 6.74% due 05/20/2016*	350,000	388,157
Banc of America Alternative Loan Trust Series 2005-6, Class 5A2 5.50% due 07/25/2035(1)	211,320	203,345
Banc of America Alternative Loan Trust Series 2004-10, Class 1CB1 6.00% due 11/25/2034(1)	97,461	95,533
Banc of America Funding Corp. FRS Series 2006-A, Class 1A1 2.69% due 02/20/2036(1)	608,981	604,155
Banc of America Funding Corp. Series 2006-3, Class 5A5 5.50% due 03/25/2036(1)	38,918	39,492
Banc of America Funding Corp. Series 2005-8, Class 2A4 6.00% due 01/25/2036(1)	7,752	7,696
Banc of America Funding Corp. Series 2006-2, Class 2A22 6.00% due 03/25/2036(1)	156,000	155,104
Bear Stearns ALT-A Trust FRS Series 2005-1, Class A1 0.78% due 01/25/2035(1)	101,170	93,829
Bear Stearns Commercial Mtg. Securities, VRS Inc. Series 2005-T18, Class A4 4.93% due 02/13/2042(2)	300,000	328,106
Bear Stearns Commercial Mtg. Securities, Inc. Series 2007-PW15, Class A4 5.33% due 02/11/2044(2)	100,000	109,519
Bear Stearns Commercial Mtg. Securities, VRS Inc. Series 2006-T22, Class A4 5.54% due 04/12/2038(2)	45,001	51,568
Bear Stearns Commercial Mtg. Securities, Inc. Series 2006-T24, Class A4 5.54% due 10/12/2041(2)	300,000	347,956
Capital One Multi-Asset Execution Trust Series 2005-B1, Class B1 4.90% due 12/15/2017	68,000	73,486
Citibank Credit Card Issuance Trust Series 2008-A1, Class A1 5.35% due 02/07/2020	1,000,000	1,219,101
Citicorp Mtg. Securities, Inc. Series 2006-2, Class 1A8 5.75% due 04/25/2036(1)	40,575	40,638
Citigroup Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.70% due 12/10/2049(2)	1,000,000	1,176,500
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2005-CD1, Class A4 5.22% due 07/15/2044(2)	75,000	84,048
Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Commercial Mtg. Loan Trust VRS Series 2008-LS1, Class A4B 6.00% due 12/10/2049(2)	$350,000	$414,176
Commercial Mtg. Pass Through Certs. VRS Series 2007-C9, Class A4 5.80% due 12/10/2049(2)	1,500,000	1,785,891
Commercial Mtg. Pass Through Certs. Series 2001-J2A, Class B 6.30% due 07/16/2034*(2)	250,000	250,077
Countrywide Alternative Loan Trust Series 2004-24CB, Class 1A1 6.00% due 11/25/2034(1)	175,020	173,969
Countrywide Asset-Backed Certs. FRS Series 2004-BC2, Class M2 1.79% due 02/25/2034	9,972	9,286
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(1)	100,000	100,002
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-12, Class 2A4 5.50% due 05/25/2035(1)	34,265	34,562
Countrywide Home Loan Mtg. Pass Through Trust Series 2007-14, Class A19 6.00% due 09/25/2037(1)	173,067	163,963
Entergy Arkansas Restoration Funding LLC Series 2010A, Class A1 2.30% due 08/01/2021	477,813	499,386
GMAC Commercial Mtg. Securities, Inc. VRS Series 2006-C1, Class A4 5.24% due 11/10/2045(2)	75,000	83,220
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4 5.44% due 03/10/2039(2)	400,000	456,729
GS Mtg. Securities Corp. II Series 2012-GCJ7, Class A4 3.38% due 05/10/2045(2)	325,000	350,867
GSAMP Trust FRS Series 2002-WF, Class A2B 1.31% due 10/20/2032	64,883	60,939
Hertz Vehicle Financing LLC Series 2010-1A, Class A2 3.74% due 02/25/2017*	70,000	75,784
Hertz Vehicle Financing LLC Series 2011-1A, Class B1 4.17% due 03/25/2016*	80,000	83,492
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2012-WLDN, Class A 3.91% due 05/05/2030*(2)	100,000	109,200
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2005-CB13, Class A4 5.29% due 01/12/2043(2)	350,000	387,981
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2006-CB14, Class A4 5.48% due 12/12/2044(2)	350,000	394,530
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2006-LDP7, Class A4 5.87% due 04/15/2045(2)	200,000	230,668

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
LB-UBS Commercial Mtg. Trust Series 2007-C2, Class A3 5.43% due 02/15/2040(2)	$400,000	$457,583
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.16% due 04/15/2041(2)	300,000	363,391
Merrill Lynch Mtg. Trust VRS Series 2003-KEY1, Class A4 5.24% due 11/12/2035(2)	425,000	442,208
Merrill Lynch/Countrywide Commercial Mtg. Trust VRS Series 2007-7, Class A4 5.73% due 06/12/2050(2)	150,000	167,795
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class A2 1.97% due 08/15/2045(2)	150,440	155,543
Morgan Stanley Capital I VRS Series 2007-T27, Class A4 5.65% due 06/11/2042(2)	300,000	354,827
New Century Home Equity Loan Trust VRS Series 2004-A, Class AII9 4.98% due 08/25/2034	128,768	125,994
RFMSI Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(1)	304,527	304,368
Sierra Receivables Funding Co. LLC Series 2012-2A, Class A 2.38% due 03/20/2029*	90,320	90,641
Triton Container Finance LLC Series 2012-1A, Class A 4.21% due 05/14/2027*	120,833	127,423
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A2 2.11% due 05/10/2063(2)	283,851	296,309
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A4 3.53% due 05/10/2063(2)	150,000	162,225
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 5.97% due 06/15/2045(2)	100,000	111,679
Wells Fargo Mtg. Backed Securities Trust Series 2007-7, Class A36 6.00% due 06/25/2037(1)	56,399	56,745
Wells Fargo Mtg. Backed Securities Trust Series 2007-14, Class 1A1 6.00% due 10/25/2037(1)	127,462	127,374
Wells Fargo Mtg. Backed Securities Trust Series 2007-15, Class A1 6.00% due 11/25/2037(1)	186,400	183,616
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 1.16% due 02/15/2044*(2)(3)	1,028,612	51,633
Total Asset Backed Securities (cost $14,087,569)		14,702,645
Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES — 26.6%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc. Senior Notes 4.00% due 03/15/2022	$120,000	$125,707
Advertising Services — 0.0%
Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	40,000	39,600
Aerospace/Defense — 0.1%
Lockheed Martin Corp. Senior Notes 2.13% due 09/15/2016	95,000	98,522
Lockheed Martin Corp. Senior Notes 4.25% due 11/15/2019	194,000	219,557
Lockheed Martin Corp. Senior Notes 6.15% due 09/01/2036	196,000	254,153
		572,232
Aerospace/Defense-Equipment — 0.1%
Sequa Corp. Company Guar. Notes 11.75% due 12/01/2015*	50,000	52,500
United Technologies Corp. Senior Notes 3.10% due 06/01/2022	70,000	74,594
United Technologies Corp. Senior Notes 4.50% due 06/01/2042	160,000	179,325
United Technologies Corp. Senior Notes 6.13% due 07/15/2038	386,000	523,604
		830,023
Agricultural Operations — 0.1%
Bunge, Ltd. Finance Corp. Company Guar. Notes 5.35% due 04/15/2014	77,000	81,307
Cargill, Inc. Senior Notes 4.31% due 05/14/2021*	414,000	459,207
		540,514
Airlines — 0.1%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 07/02/2016	66,544	57,560
Continental Airlines Pass Through Certs. Series 2012-2, Class A 4.00% due 04/29/2026	280,000	286,650
Continental Airlines, Inc. Pass Through Certs. Series 2009-2, Class A 7.25% due 05/10/2021	225,436	257,561

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Airlines (continued)
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 02/01/2024	$113,042	$128,020
		729,791
Auto-Cars/Light Trucks — 0.2%
Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.25% due 06/15/2021	90,000	95,850
Daimler Finance North America LLC Company Guar. Notes 1.65% due 04/10/2015*	500,000	506,964
Daimler Finance North America LLC Company Guar. Notes 8.50% due 01/18/2031	200,000	316,793
Ford Motor Co. Senior Notes 7.40% due 11/01/2046	150,000	180,000
		1,099,607
Banks-Commercial — 0.7%
Associated Banc-Corp. Senior Notes 5.13% due 03/28/2016	479,000	525,893
BB&T Corp. Senior Notes 1.60% due 08/15/2017	135,000	137,426
BB&T Corp. Senior Sub. Notes 3.95% due 03/22/2022	200,000	217,372
BB&T Corp. Sub. Notes 4.90% due 06/30/2017	250,000	280,683
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	80,000	86,600
HSBC Bank USA NA Sub. Notes 4.88% due 08/24/2020	350,000	377,240
HSBC USA, Inc. Senior Notes 2.38% due 02/13/2015	972,000	1,000,616
KeyBank NA Sub. Notes 7.41% due 10/15/2027	30,000	33,274
National City Bank Sub. Notes 5.80% due 06/07/2017	250,000	292,555
Regions Bank Sub. Notes 7.50% due 05/15/2018	125,000	147,500
Synovus Financial Corp. Senior Notes 7.88% due 02/15/2019	65,000	71,825
Union Bank NA Senior Notes 2.13% due 06/16/2017	370,000	378,560
Security Description	Principal Amount	Value (Note 2)
Banks-Commercial (continued)
Wachovia Bank NA Sub. Notes 6.60% due 01/15/2038	$535,000	$743,627
Zions Bancorporation Senior Notes 4.50% due 03/27/2017	402,000	414,970
		4,708,141
Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp. Senior Notes 1.20% due 02/20/2015	302,000	306,072
State Street Capital Trust IV FRS Limited Guar. Notes 1.39% due 06/01/2077	300,000	222,229
		528,301
Banks-Money Center — 0.1%
Comerica Bank Sub. Notes 5.20% due 08/22/2017	162,000	184,378
Comerica Bank Sub. Notes 5.75% due 11/21/2016	250,000	287,415
		471,793
Banks-Super Regional — 1.5%
Capital One Capital VI Ltd. Guar. Notes 8.88% due 05/15/2040	133,000	135,229
Capital One Financial Corp. FRS Senior Notes 1.61% due 07/15/2014	165,000	166,156
Capital One Financial Corp. Senior Notes 2.15% due 03/23/2015	803,000	823,348
Capital One Financial Corp. Senior Notes 6.75% due 09/15/2017	440,000	538,911
Capital One Financial Corp. Senior Notes 7.38% due 05/23/2014	180,000	198,105
Fifth Third Bancorp Senior Notes 3.63% due 01/25/2016	225,000	242,718
Fifth Third Bancorp Sub. Notes 8.25% due 03/01/2038	125,000	181,051
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/2020	126,000	153,109
JPMorgan Chase Bank NA Sub. Notes 6.00% due 07/05/2017	511,000	599,160
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/2017	1,357,000	1,605,840

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Super Regional (continued)
National City Corp. Senior Notes 4.90% due 01/15/2015	$100,000	$109,000
National City Corp. Sub. Notes 6.88% due 05/15/2019	354,000	437,022
PNC Preferred Funding Trust I FRS Jr. Sub. Bonds 2.04% due 03/15/2017*(4)	300,000	246,000
SunTrust Banks, Inc. Senior Notes 3.50% due 01/20/2017	395,000	423,963
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/2026	21,000	21,908
US Bancorp Senior Notes 1.65% due 05/15/2017	222,000	227,266
US Bancorp Sub. Notes 2.95% due 07/15/2022	145,000	146,380
US Bancorp Senior Notes 3.00% due 03/15/2022	400,000	418,759
Wachovia Corp. Sub. Notes 5.63% due 10/15/2016	350,000	405,524
Wachovia Corp. Senior Notes 5.75% due 02/01/2018	199,000	240,309
Wells Fargo & Co. Senior Notes 1.25% due 02/13/2015	345,000	349,110
Wells Fargo & Co. Senior Notes 1.50% due 07/01/2015	350,000	355,889
Wells Fargo & Co. Senior Notes 3.50% due 03/08/2022	205,000	218,624
Wells Fargo & Co. Senior Notes 5.63% due 12/11/2017	100,000	120,062
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/2018(4)	115,000	132,106
Wells Fargo Bank NA FRS Sub. Notes 0.65% due 05/16/2016	290,000	281,958
Wells Fargo Bank NA Sub. Notes 5.75% due 05/16/2016	250,000	286,130
Wells Fargo Bank NA Sub. Notes 5.95% due 08/26/2036	250,000	322,010
		9,385,647
Security Description	Principal Amount	Value (Note 2)
Beverages-Non-alcoholic — 0.2%
Coca Cola Enterprises, Inc. Senior Notes 3.50% due 09/15/2020	$300,000	$319,565
Innovation Ventures LLC/Innovation Ventures Finance Corp. Senior Sec. Notes 9.50% due 08/15/2019*	90,000	86,850
Pepsico, Inc. Senior Notes 2.50% due 05/10/2016	600,000	633,253
		1,039,668
Brewery — 0.3%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 2.50% due 07/15/2022	851,000	863,053
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.38% due 01/15/2020	125,000	155,209
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 7.75% due 01/15/2019	325,000	439,685
Molson Coors Brewing Co. Company Guar. Notes 5.00% due 05/01/2042	150,000	167,584
SABMiller Holdings, Inc. Company Guar. Notes 3.75% due 01/15/2022*	455,000	494,101
		2,119,632
Broadcast Services/Program — 0.1%
Discovery Communications LLC Company Guar. Notes 3.70% due 06/01/2015	215,000	229,981
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. Sec. Notes 8.88% due 04/15/2017	40,000	43,500
Turner Broadcasting, Inc. Company Guar. Notes 8.38% due 07/01/2013	75,000	79,283
		352,764
Building Products-Cement — 0.0%
Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019	80,000	81,200
Building-Residential/Commercial — 0.0%
K. Hovnanian Enterprises, Inc. Senior Sec. Notes 7.25% due 10/15/2020*	20,000	20,500
Standard Pacific Corp. Company Guar. Notes 8.38% due 05/15/2018	60,000	69,225
		89,725
Cable/Satellite TV — 0.9%
AT&T Broadband Company Guar. Notes 8.38% due 03/15/2013	540,000	559,189

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	$125,000	$133,750
Comcast Corp. Company Guar. Notes 3.13% due 07/15/2022	85,000	88,181
Comcast Corp. Company Guar. Notes 5.65% due 06/15/2035	131,000	153,391
Comcast Corp. Company Guar. Notes 7.05% due 03/15/2033	390,000	511,663
COX Communications, Inc. Senior Notes 5.50% due 10/01/2015	315,000	357,134
COX Communications, Inc. Senior Notes 6.25% due 06/01/2018*	200,000	240,032
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 3.13% due 02/15/2016	400,000	421,096
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 3.80% due 03/15/2022	705,000	725,490
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.00% due 03/01/2021	150,000	168,042
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 6.38% due 03/01/2041	100,000	117,069
TCI Communications, Inc. Senior Notes 7.13% due 02/15/2028	110,000	144,439
Time Warner Cable, Inc. Company Guar. Notes 4.00% due 09/01/2021	165,000	181,926
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042	454,000	452,764
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/2017	300,000	357,347
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/2040	225,000	264,586
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/2037	365,000	458,676
Time Warner Cable, Inc. Company Guar. Notes 8.25% due 04/01/2019	150,000	201,333
		5,536,108
Capacitors — 0.0%
Kemet Corp. Senior Sec. Notes 10.50% due 05/01/2018	120,000	121,800
Security Description	Principal Amount	Value (Note 2)
Casino Hotels — 0.0%
CityCenter Holdings LLC/CityCenter Finance Corp. Sec. Notes 10.75% due 01/15/2017(5)	$77,015	$82,214
Harrah's Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/2017	79,000	84,925
Station Casinos LLC Company Guar. Notes 3.66% due 06/18/2018*(6)	65,000	56,062
		223,201
Casino Services — 0.0%
Scientific Games International, Inc. Company Guar. Notes 6.25% due 09/01/2020*	10,000	10,050
Cellular Telecom — 0.1%
Alltel Corp. Senior Notes 7.88% due 07/01/2032	100,000	158,003
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 8.50% due 11/15/2018	290,000	406,310
Cricket Communications, Inc. Company Guar. Notes 7.75% due 10/15/2020	25,000	24,375
Nextel Communications, Inc. Company Guar. Notes 7.38% due 08/01/2015	18,000	18,067
Sprint Nextel Corp. Senior Notes 7.00% due 08/15/2020	125,000	130,000
		736,755
Chemicals-Diversified — 0.1%
Dow Chemical Co. Senior Notes 4.13% due 11/15/2021	200,000	217,615
Dow Chemical Co. Senior Notes 4.25% due 11/15/2020	270,000	297,068
Dow Chemical Co. Senior Notes 7.60% due 05/15/2014	175,000	193,354
		708,037
Chemicals-Other — 0.0%
Taminco Global Chemical Corp. Sec. Notes 9.75% due 03/31/2020*	25,000	27,000
Chemicals-Specialty — 0.2%
Eastman Chemical Co. Senior Notes 7.25% due 01/15/2024	191,000	256,495
Ecolab, Inc. Senior Notes 3.00% due 12/08/2016	380,000	408,578
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	180,000	249,809

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Chemicals-Specialty (continued)
Tronox Finance LLC Company Guar. Notes 6.38% due 08/15/2020*	$85,000	$85,850
		1,000,732
Commercial Services — 0.0%
Ceridian Corp. Senior Sec. Notes 8.88% due 07/15/2019*	75,000	81,000
Live Nation Entertainment, Inc. Company Guar. Notes 7.00% due 09/01/2020*	50,000	52,000
		133,000
Commercial Services-Finance — 0.0%
Alliance Data Systems Corp. Company Guar. Notes 6.38% due 04/01/2020*	50,000	54,000
Communications Software — 0.0%
Aspect Software, Inc. Sec. Notes 10.63% due 05/15/2017	21,000	21,578
Computer Services — 0.2%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/2015	106,000	113,922
CompuCom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/2015*	31,000	32,162
International Business Machines Corp. Senior Notes 1.25% due 02/06/2017	340,000	345,609
International Business Machines Corp. Senior Notes 4.00% due 06/20/2042	328,000	357,748
International Business Machines Corp. Senior Notes 5.60% due 11/30/2039	16,000	21,326
International Business Machines Corp. Senior Notes 6.22% due 08/01/2027	210,000	288,402
		1,159,169
Computers — 0.2%
Hewlett-Packard Co. Senior Notes 3.00% due 09/15/2016	600,000	620,085
Hewlett-Packard Co. Senior Notes 3.75% due 12/01/2020	200,000	199,477
Hewlett-Packard Co. Senior Notes 4.38% due 09/15/2021	230,000	235,613
		1,055,175
Consulting Services — 0.0%
Verisk Analytics, Inc. Company Guar. Notes 4.13% due 09/12/2022	85,000	86,373
Security Description	Principal Amount	Value (Note 2)
Consumer Products-Misc. — 0.0%
American Achievement Corp. Sec. Notes 10.88% due 04/15/2016*	$34,000	$29,495
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020*	25,000	25,000
		54,495
Containers-Metal/Glass — 0.0%
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	65,000	71,338
Containers-Paper/Plastic — 0.0%
Consolidated Container Co. LLC/ Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	25,000	26,625
Graphic Packaging International, Inc. Company Guar. Notes 9.50% due 06/15/2017	24,000	26,280
Packaging Dynamics Corp. Senior Sec. Notes 8.75% due 02/01/2016*	100,000	105,500
		158,405
Cosmetics & Toiletries — 0.1%
Colgate-Palmolive Co. Senior Notes 2.30% due 05/03/2022	525,000	531,919
Direct Marketing — 0.0%
Catalina Marketing Corp. Company Guar. Notes 11.63% due 10/01/2017*(6)	25,000	24,125
Diversified Banking Institutions — 3.4%
Bank of America Corp. Senior Notes 3.88% due 03/22/2017	685,000	737,155
Bank of America Corp. Sub. Notes 5.42% due 03/15/2017	190,000	205,380
Bank of America Corp. Senior Notes 5.63% due 07/01/2020	325,000	370,601
Bank of America Corp. Senior Notes 5.75% due 12/01/2017	600,000	690,334
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	780,000	899,870
Bank of America Corp. Senior Notes 5.88% due 02/07/2042	65,000	75,979
Bank of America Corp. Senior Notes 6.00% due 09/01/2017	350,000	404,838
Bank of America Corp. Senior Notes 7.63% due 06/01/2019	930,000	1,161,320

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Citigroup, Inc. Senior Notes 2.25% due 08/07/2015	$200,000	$203,051
Citigroup, Inc. Senior Notes 4.45% due 01/10/2017	410,000	450,335
Citigroup, Inc. Senior Notes 4.50% due 01/14/2022	115,000	126,268
Citigroup, Inc. Sub. Notes 4.88% due 05/07/2015	300,000	319,045
Citigroup, Inc. Senior Notes 5.38% due 08/09/2020	175,000	202,321
Citigroup, Inc. Senior Notes 5.50% due 10/15/2014	160,000	172,534
Citigroup, Inc. Sub. Notes 5.50% due 02/15/2017	208,000	230,365
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	334,000	352,761
Citigroup, Inc. Senior Notes 6.13% due 11/21/2017	480,000	564,789
Citigroup, Inc. Senior Notes 6.13% due 05/15/2018	600,000	710,290
Citigroup, Inc. Sub. Notes 6.13% due 08/25/2036	984,000	1,068,478
Citigroup, Inc. Senior Notes 6.88% due 03/05/2038	100,000	131,419
Citigroup, Inc. Notes 8.50% due 05/22/2019	135,000	178,538
GMAC LLC Sub. Notes 8.00% due 12/31/2018	110,000	123,750
Goldman Sachs Group, Inc. Senior Notes 3.30% due 05/03/2015	250,000	260,143
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	515,000	567,754
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/2017	375,000	413,289
Goldman Sachs Group, Inc. Senior Notes 5.75% due 01/24/2022	200,000	230,375
Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/2027	125,000	130,920
Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	$304,000	$354,822
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	140,000	161,976
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	385,000	403,391
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	799,000	855,954
Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/2019	301,000	373,297
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	550,000	557,642
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	100,000	109,259
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	450,000	495,980
JPMorgan Chase & Co. Senior Notes 4.40% due 07/22/2020	100,000	110,059
JPMorgan Chase & Co. Notes 4.63% due 05/10/2021	525,000	586,844
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/2014	600,000	643,804
JPMorgan Chase & Co. Sub. Notes 5.15% due 10/01/2015	35,000	38,718
JPMorgan Chase & Co. Senior Notes 5.40% due 01/06/2042	160,000	185,999
JPMorgan Chase & Co. Senior Notes 6.00% due 01/15/2018	47,000	56,036
JPMorgan Chase & Co. Sub. Notes 6.13% due 06/27/2017	251,000	295,516
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	330,000	405,676
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/2018(4)	360,000	408,863
JPMorgan Chase Capital XXIII FRS Ltd. Guar. Bonds 1.43% due 05/15/2077	50,000	35,514
Morgan Stanley Senior Notes 4.75% due 03/22/2017	260,000	278,762

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 5.38% due 10/15/2015	$150,000	$161,573
Morgan Stanley Senior Notes 5.45% due 01/09/2017	200,000	218,120
Morgan Stanley Senior Notes 5.50% due 07/28/2021	601,000	657,727
Morgan Stanley Senior Notes 5.63% due 09/23/2019	400,000	436,992
Morgan Stanley Senior Notes 6.25% due 08/28/2017	150,000	170,167
Morgan Stanley Senior Notes 6.38% due 07/24/2042	564,000	621,169
Morgan Stanley Senior Notes 6.63% due 04/01/2018	1,191,000	1,368,388
Nations Bank Corp. Sub. Notes 7.25% due 10/15/2025	39,000	44,286
The Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	825,000	920,672
		21,939,108
Diversified Financial Services — 1.1%
Associates Corp. of North America Senior Notes 6.95% due 11/01/2018	516,000	620,447
General Electric Capital Corp. Senior Notes 1.63% due 07/02/2015	425,000	432,434
General Electric Capital Corp. Senior Notes 2.30% due 04/27/2017	150,000	154,191
General Electric Capital Corp. Senior Notes 2.95% due 05/09/2016	1,350,000	1,427,498
General Electric Capital Corp. Sub. Notes 5.30% due 02/11/2021	255,000	292,630
General Electric Capital Corp. Senior Notes 5.50% due 01/08/2020	245,000	289,839
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	583,000	694,738
General Electric Capital Corp. Senior Notes 6.00% due 08/07/2019	1,550,000	1,885,251
General Electric Capital Corp. Senior Notes 6.15% due 08/07/2037	150,000	183,795
Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	$727,000	$931,304
		6,912,127
Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 5.25% due 12/06/2017	51,000	60,342
JB Poindexter & Co., Inc. Notes 9.00% due 04/01/2022*	80,000	80,000
Textron, Inc. Senior Notes 4.63% due 09/21/2016	390,000	422,767
Textron, Inc. Senior Notes 6.20% due 03/15/2015	250,000	274,614
		837,723
Electric-Generation — 0.1%
AES Corp. Senior Notes 8.00% due 10/15/2017	62,000	71,610
Allegheny Energy Supply Co. LLC Senior Notes 6.75% due 10/15/2039*	528,000	557,509
Edison Mission Energy Senior Notes 7.63% due 05/15/2027	50,000	25,625
		654,744
Electric-Integrated — 2.1%
CMS Energy Corp. Senior Notes 2.75% due 05/15/2014	196,000	198,826
Commonwealth Edison Co. 1st Mtg. Bonds 3.80% due 10/01/2042	101,000	102,160
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/2018	235,000	288,214
Consolidated Edison Co. of New York, Inc. Senior Notes 4.20% due 03/15/2042	300,000	329,850
Dominion Resources, Inc. Senior Notes 1.40% due 09/15/2017	125,000	125,346
Dominion Resources, Inc. Senior Notes 4.45% due 03/15/2021	486,000	558,298
Dominion Resources, Inc. Senior Notes 4.90% due 08/01/2041	165,000	191,010
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	230,000	266,230
Dominion Resources, Inc. Senior Notes 5.60% due 11/15/2016	200,000	234,256

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Duke Energy Carolinas LLC 1st Mtg. Notes 4.00% due 09/30/2042	$168,000	$171,371
Duke Energy Corp. Senior Notes 3.55% due 09/15/2021	450,000	478,863
Duke Energy Corp. Senior Notes 6.30% due 02/01/2014	500,000	536,657
Duke Energy Indiana, Inc. 1st Mtg. Notes 4.20% due 03/15/2042	163,000	166,727
Edison International Senior Notes 3.75% due 09/15/2017	550,000	590,787
Entergy Corp. Senior Notes 3.63% due 09/15/2015	80,000	84,157
Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/2022*	1,444,000	1,527,857
Exelon Generation Co. LLC Senior Notes 5.35% due 01/15/2014	175,000	184,472
Exelon Generation Co. LLC Senior Notes 5.60% due 06/15/2042*	240,000	257,622
Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/2041	124,000	135,814
FPL Group Capital, Inc. Company Guar. Notes 6.00% due 03/01/2019	250,000	295,245
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	82,000	87,940
Georgia Power Co. Senior Notes 4.30% due 03/15/2042	96,000	102,408
Georgia Power Co. Senior Notes 4.75% due 09/01/2040	350,000	396,056
Great Plains Energy, Inc. Senior Notes 4.85% due 06/01/2021	91,000	100,917
Great Plains Energy, Inc. Senior Notes 5.29% due 06/15/2022	141,000	158,085
MidAmerican Energy Holdings Co. Senior Notes 5.75% due 04/01/2018	450,000	540,975
MidAmerican Energy Holdings Co. Senior Notes 6.13% due 04/01/2036	505,000	646,085
Nevada Power Co. General Refunding Mtg. Notes 6.50% due 08/01/2018	200,000	254,803
Security Description	Principal Amount	Value (Note 2)
Electric-Integrated (continued)
Nisource Finance Corp. Company Guar. Notes 3.85% due 02/15/2023	$275,000	$288,454
Nisource Finance Corp. Company Guar. Notes 5.25% due 02/15/2043	275,000	306,893
Nisource Finance Corp. Company Guar. Notes 6.40% due 03/15/2018	80,000	97,848
Northern States Power Co. 1st Mtg. Notes 3.40% due 08/15/2042	164,000	157,557
Pacific Gas & Electric Co. Senior Notes 2.45% due 08/15/2022	450,000	450,897
Pacific Gas & Electric Co. Senior Notes 3.25% due 09/15/2021	172,000	185,625
PacifiCorp 1st. Mtg. Notes 4.10% due 02/01/2042	275,000	291,212
Pepco Holdings, Inc. Senior Notes 2.70% due 10/01/2015	175,000	181,921
Potomac Electric Power Co. 1st Mtg. Bonds 7.90% due 12/15/2038	65,000	106,426
Progress Energy Carolina 1st. Mtg. Notes 4.10% due 05/15/2042	295,000	307,101
Progress Energy, Inc. Senior Notes 3.15% due 04/01/2022	86,000	87,580
Progress Energy, Inc. Senior Notes 4.40% due 01/15/2021	450,000	505,467
Progress Energy, Inc. Senior Notes 7.05% due 03/15/2019	180,000	228,050
PSEG Power LLC Company Guar. Notes 8.63% due 04/15/2031	200,000	294,287
Public Service Co. of Colorado 1st Mtg. Notes 3.60% due 09/15/2042	325,000	321,113
Sierra Pacific Power Co. General Refunding Mtg. 6.00% due 05/15/2016	150,000	175,162
Union Electric Co. Senior Sec. Notes 6.40% due 06/15/2017	165,000	202,717
Virginia Electric & Power Co. Senior Notes 2.95% due 01/15/2022	165,000	174,809
Virginia Electric & Power Co. Senior Notes 5.40% due 04/30/2018	100,000	121,009
		13,495,159

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Transmission — 0.1%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.00% due 09/30/2017	$300,000	$340,689
Oncor Electric Delivery Co. LLC Senior Sec. Notes 6.80% due 09/01/2018	150,000	185,123
		525,812
Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc. Senior Notes 5.63% due 12/15/2020	117,000	125,190
Electronic Components-Semiconductors — 0.0%
Amkor Technology, Inc. Company Guar. Notes 6.38% due 10/01/2022*	25,000	24,625
National Semiconductor Corp. Senior Notes 6.60% due 06/15/2017	144,000	180,163
		204,788
Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 3.95% due 11/15/2016	145,000	157,543
Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 5.38% due 07/15/2040	250,000	318,913
Oracle Corp. Senior Notes 5.75% due 04/15/2018	250,000	310,236
		629,149
Finance-Auto Loans — 0.3%
American Honda Finance Corp. Notes 1.00% due 08/11/2015*	216,000	216,437
Ford Motor Credit Co. LLC Senior Notes 2.75% due 05/15/2015	300,000	305,951
Ford Motor Credit Co. LLC Senior Notes 4.21% due 04/15/2016	500,000	529,871
Ford Motor Credit Co. LLC Senior Notes 4.25% due 09/20/2022	215,000	220,323
Ford Motor Credit Co. LLC Senior Notes 5.88% due 08/02/2021	275,000	311,124
Ford Motor Credit Co., LLC Senior Notes 5.75% due 02/01/2021	182,000	203,853
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/2018	35,000	38,950
Security Description	Principal Amount	Value (Note 2)
Finance-Auto Loans (continued)
Hyundai Capital America Company Guar. Notes 2.13% due 10/02/2017*	$317,000	$317,045
		2,143,554
Finance-Commercial — 0.2%
Caterpillar Financial Services Corp. Senior Notes 2.05% due 08/01/2016	1,250,000	1,302,904
Textron Financial Corp. Senior Notes 5.40% due 04/28/2013	88,000	90,274
		1,393,178
Finance-Consumer Loans — 0.2%
SLM Corp. Notes 4.63% due 09/25/2017	736,000	746,600
SLM Corp. Senior Notes 5.63% due 08/01/2033	150,000	141,600
SLM Corp. Senior Notes 6.25% due 01/25/2016	205,000	222,425
SLM Corp. Senior Notes 7.25% due 01/25/2022	75,000	84,000
SLM Corp. Senior Notes 8.00% due 03/25/2020	75,000	86,625
		1,281,250
Finance-Credit Card — 0.3%
American Express Co. Senior Notes 7.25% due 05/20/2014	400,000	441,499
American Express Credit Corp. Senior Notes 1.75% due 06/12/2015	350,000	358,005
American Express Credit Corp. Senior Notes 2.80% due 09/19/2016	700,000	744,261
American Express Credit Corp. Senior Notes 5.88% due 05/02/2013	100,000	103,139
Discover Financial Services Senior Notes 6.45% due 06/12/2017	40,000	45,411
		1,692,315
Finance-Investment Banker/Broker — 0.4%
Bear Stearns Cos. LLC Sub. Notes 5.55% due 01/22/2017	299,000	340,002
Bear Stearns Cos. LLC Senior Notes 5.70% due 11/15/2014	485,000	531,115
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†	131,000	13

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Investment Banker/Broker (continued)
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†	$99,000	$10
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/2016	202,000	220,710
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	100,000	106,087
Merrill Lynch & Co., Inc. Senior Notes 6.88% due 04/25/2018	900,000	1,078,303
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/2038	422,000	529,972
		2,806,212
Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 5.63% due 04/01/2017*	85,000	86,700
Boeing Capital Corp. Senior Notes 2.13% due 08/15/2016	257,000	269,919
Boeing Capital Corp. Senior Notes 2.90% due 08/15/2018	225,000	246,811
		603,430
Finance-Other Services — 0.2%
AON Corp. Senior Notes 3.13% due 05/27/2016	125,000	132,407
AON Corp. Senior Notes 5.00% due 09/30/2020	275,000	316,841
Harley-Davidson Financial Services, Inc. Company Guar. Notes 1.15% due 09/15/2015*	355,000	355,431
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.00% due 02/02/2015	123,000	124,429
SquareTwo Financial Corp. Sec. Notes 11.63% due 04/01/2017	165,000	146,025
		1,075,133
Food-Misc./Diversified — 0.5%
ConAgra Foods, Inc. Senior Notes 2.10% due 03/15/2018	120,000	121,785
ConAgra Foods, Inc. Senior Notes 3.25% due 09/15/2022	105,000	105,827
Kraft Foods Group, Inc. Company Guar. Notes 3.50% due 06/06/2022*	150,000	158,489
Security Description	Principal Amount	Value (Note 2)
Food-Misc./Diversified (continued)
Kraft Foods Group, Inc. Company Guar. Notes 5.00% due 06/04/2042*	$170,000	$189,648
Kraft Foods, Inc. Senior Notes 4.13% due 02/09/2016	400,000	439,241
Kraft Foods, Inc. Senior Notes 5.38% due 02/10/2020	315,000	380,005
Kraft Foods, Inc. Senior Notes 6.50% due 08/11/2017	250,000	307,371
Kraft Foods, Inc. Senior Notes 6.88% due 02/01/2038	700,000	960,795
Unilever Capital Corp. Company Guar. Notes 0.85% due 08/02/2017	301,000	298,284
		2,961,445
Gambling (Non-Hotel) — 0.0%
Waterford Gaming LLC Senior Notes 8.63% due 09/15/2014*(7)	2,229	1,059
Gas-Distribution — 0.2%
Atmos Energy Corp. Senior Notes 6.35% due 06/15/2017	140,000	169,198
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/2018	95,000	114,054
Sempra Energy Senior Notes 2.88% due 10/01/2022	460,000	465,514
Sempra Energy Senior Notes 6.50% due 06/01/2016	65,000	77,400
Sempra Energy Senior Notes 8.90% due 11/15/2013	180,000	195,769
Sempra Energy Senior Notes 9.80% due 02/15/2019	100,000	141,005
Southern Union Co. Senior Notes 7.60% due 02/01/2024	132,000	167,493
		1,330,433
Gas-Transportation — 0.0%
Northern Natural Gas Co. Senior Notes 4.10% due 09/15/2042*	116,000	116,673
Sabine Pass LNG LP Senior Sec. Notes 7.25% due 11/30/2013	90,000	95,850
		212,523

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Gold Mining — 0.1%
Newmont Mining Corp. Company Guar. Notes 3.50% due 03/15/2022	$275,000	$278,966
Home Furnishings — 0.0%
Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/2015	85,000	85,425
Sealy Mattress Co. Company Guar. Notes 8.25% due 06/15/2014	40,000	40,550
		125,975
Independent Power Producers — 0.0%
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*	55,000	60,088
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	35,000	39,725
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/2020	115,000	125,350
		225,163
Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 4.80% due 07/15/2021	250,000	280,913
Marsh & McLennan Cos., Inc. Senior Notes 4.85% due 02/15/2013	250,000	253,538
Marsh & McLennan Cos., Inc. Senior Notes 5.75% due 09/15/2015	18,000	20,145
		554,596
Insurance-Life/Health — 0.4%
Lincoln National Corp. Senior Notes 4.85% due 06/24/2021	165,000	179,197
Lincoln National Corp. Senior Notes 6.15% due 04/07/2036	200,000	228,394
MetLife Institutional Funding II Sec. Notes 1.63% due 04/02/2015*	575,000	583,584
Pacific Life Insurance Co. Sub. Notes 9.25% due 06/15/2039*	225,000	298,080
Pricoa Global Funding I Senior Sec. Notes 5.45% due 06/11/2014*	200,000	214,725
Primerica, Inc. Senior Notes 4.75% due 07/15/2022	160,000	169,704
Principal Financial Group, Inc. Company Guar. Notes 3.30% due 09/15/2022	60,000	60,675
Security Description	Principal Amount	Value (Note 2)
Insurance-Life/Health (continued)
Principal Financial Group, Inc. Company Guar. Notes 7.88% due 05/15/2014	$50,000	$55,593
Principal Financial Group, Inc. Company Guar. Notes 8.88% due 05/15/2019	100,000	133,333
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/2015	237,000	261,009
Prudential Financial, Inc. Senior Notes 6.20% due 01/15/2015	80,000	88,554
Teachers Insurance & Annuity Assoc. of America Sub. Notes 6.85% due 12/16/2039*	132,000	181,260
Torchmark Corp. Senior Notes 3.80% due 09/15/2022	97,000	99,206
Unum Group Senior Notes 5.75% due 08/15/2042	166,000	174,662
		2,727,976
Insurance-Multi-line — 0.5%
Farmers Insurance Exchange Sub. Notes 8.63% due 05/01/2024*	250,000	342,611
Genworth Financial, Inc. Senior Notes 7.63% due 09/24/2021	50,000	51,032
Guardian Life Insurance Co. of America Sub. Notes 7.38% due 09/30/2039*	100,000	131,966
Hartford Financial Services Group, Inc. Senior Notes 5.13% due 04/15/2022	116,000	130,296
Hartford Financial Services Group, Inc. Senior Notes 6.30% due 03/15/2018	442,000	512,127
Kemper Corp. Senior Notes 6.00% due 05/15/2017	165,000	179,342
MetLife, Inc. Senior Notes 1.76% due 12/15/2017	160,000	161,252
MetLife, Inc. Senior Notes 3.05% due 12/15/2022	164,000	166,073
MetLife, Inc. Senior Notes 4.13% due 08/13/2042	164,000	161,471
MetLife, Inc. Senior Notes 6.38% due 06/15/2034	350,000	456,725
Metropolitan Life Global Funding I Senior Sec. Notes 2.50% due 09/29/2015*	322,000	335,142

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Multi-line (continued)
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/15/2039*	$200,000	$273,670
		2,901,707
Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/2014*	105,000	110,305
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	245,000	361,484
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	371,000	378,273
		850,062
Insurance-Property/Casualty — 0.1%
ACE Capital Trust II Ltd. Guar.Notes 9.70% due 04/01/2030	170,000	243,525
Markel Corp. Senior Notes 4.90% due 07/01/2022	150,000	158,476
		402,001
Machinery-Construction & Mining — 0.0%
Caterpillar, Inc. Senior Notes 1.50% due 06/26/2017	227,000	231,786
Marine Services — 0.0%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	71,000	74,905
Medical Instruments — 0.0%
Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/2017	60,000	61,650
Medical Labs & Testing Services — 0.2%
Laboratory Corp. of America Holdings Senior Notes 2.20% due 08/23/2017	676,000	690,444
Roche Holdings, Inc. Company Guar. Notes 7.00% due 03/01/2039*	300,000	452,073
		1,142,517
Medical Products — 0.1%
Baxter International, Inc. Senior Notes 1.85% due 01/15/2017	100,000	103,504
Baxter International, Inc. Senior Notes 3.65% due 08/15/2042	98,000	97,713
Becton Dickinson and Co. Senior Notes 3.13% due 11/08/2021	91,000	97,462
Security Description	Principal Amount	Value (Note 2)
Medical Products (continued)
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	$161,000	$221,497
Biomet, Inc. Senior Notes 6.50% due 08/01/2020*	25,000	25,906
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020*	46,000	47,955
		594,037
Medical-Biomedical/Gene — 0.3%
Amgen, Inc. Senior Notes 2.13% due 05/15/2017	250,000	258,165
Amgen, Inc. Senior Notes 2.50% due 11/15/2016	495,000	519,708
Amgen, Inc. Senior Notes 6.40% due 02/01/2039	480,000	603,670
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/2021	650,000	738,817
		2,120,360
Medical-Drugs — 0.5%
Bristol-Myers Squibb Co. Senior Notes 2.00% due 08/01/2022	315,000	306,264
Johnson & Johnson Notes 5.55% due 08/15/2017	190,000	231,751
Merck & Co., Inc. Senior Notes 1.10% due 01/31/2018	313,000	313,777
Merck & Co., Inc. Senior Notes 2.40% due 09/15/2022	225,000	226,811
Novartis Capital Corp. Company Guar. Notes 3.70% due 09/21/2042	134,000	138,544
Schering-Plough Corp. Senior Notes 6.50% due 12/01/2033	400,000	579,372
Valeant Pharmaceuticals International Company Guar. Notes 6.88% due 12/01/2018*	25,000	26,313
Wyeth LLC Company Guar. Bonds 6.50% due 02/01/2034	750,000	1,041,901
		2,864,733
Medical-Generic Drugs — 0.1%
Watson Pharmaceuticals, Inc. Senior Notes 1.88% due 10/01/2017	178,000	179,981
Watson Pharmaceuticals, Inc. Senior Notes 3.25% due 10/01/2022	248,000	251,176

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Generic Drugs (continued)
Watson Pharmaceuticals, Inc. Senior Notes 4.63% due 10/01/2042	$102,000	$104,567
		535,724
Medical-HMO — 0.6%
Cigna Corp. Senior Notes 4.00% due 02/15/2022	475,000	511,973
Cigna Corp. Senior Notes 4.50% due 03/15/2021	150,000	166,599
Cigna Corp. Senior Notes 5.38% due 02/15/2042	152,000	170,290
Cigna Corp. Senior Notes 6.15% due 11/15/2036	65,000	77,915
Kaiser Foundation Hospitals Senior Notes 3.50% due 04/01/2022	151,000	159,927
UnitedHealth Group, Inc. Senior Notes 6.00% due 02/15/2018	295,000	362,310
UnitedHealth Group, Inc. Senior Notes 6.63% due 11/15/2037	105,000	140,960
WellPoint, Inc. Senior Notes 1.25% due 09/10/2015	449,000	452,135
WellPoint, Inc. Senior Notes 3.13% due 05/15/2022	110,000	109,798
WellPoint, Inc. Senior Notes 3.30% due 01/15/2023	225,000	227,572
WellPoint, Inc. Senior Notes 4.63% due 05/15/2042	125,000	126,184
WellPoint, Inc. Senior Notes 4.65% due 01/15/2043	232,000	236,641
WellPoint, Inc. Senior Notes 5.25% due 01/15/2016	800,000	897,058
		3,639,362
Medical-Hospitals — 0.1%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	65,000	69,306
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	125,000	135,469
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	17,000	18,912
Security Description	Principal Amount	Value (Note 2)
Medical-Hospitals (continued)
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	$85,000	$81,175
Memorial Sloan-Kettering Cancer Center Senior Notes 5.00% due 07/01/2042	215,000	250,116
		554,978
Medical-Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc. Senior Notes 4.00% due 06/15/2015	300,000	323,178
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 3.55% due 03/01/2022	390,000	390,394
Metal-Iron — 0.0%
Cliffs Natural Resources, Inc. Senior Notes 4.88% due 04/01/2021	278,000	272,101
Motion Pictures & Services — 0.0%
NAI Entertainment Holdings LLC Senior Sec. Notes 8.25% due 12/15/2017*	81,000	90,315
MRI/Medical Diagnostic Imaging — 0.0%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/2018	135,000	136,350
Multimedia — 1.2%
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/2031	840,000	1,173,409
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/2029	50,000	62,701
NBC Universal Media LLC Senior Notes 3.65% due 04/30/2015	890,000	951,967
NBC Universal Media LLC Senior Notes 5.15% due 04/30/2020	125,000	148,135
NBC Universal Media LLC Senior Notes 2.88% due 01/15/2023	759,000	759,012
NBC Universal Media LLC Senior Notes 4.45% due 01/15/2043	237,000	237,126
News America, Holdings, Inc. Company Guar. Notes 8.45% due 08/01/2034	20,000	28,136
News America Holdings, Inc. Company Guar. Notes 8.88% due 04/26/2023	70,000	94,553
News America, Inc. Notes 3.00% due 09/15/2022*	829,000	836,327

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Multimedia (continued)
News America, Inc. Company Guar. Notes 6.15% due 02/15/2041	$385,000	$479,279
News America, Inc. Company Guar. Bonds 6.40% due 12/15/2035	150,000	185,874
News America, Inc. Company Guar. Notes 6.55% due 03/15/2033	279,000	327,396
News America, Inc. Company Guar. Notes 6.90% due 03/01/2019	150,000	188,494
News America, Inc. Company Guar. Notes 7.28% due 06/30/2028	95,000	118,209
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/2023	175,000	246,543
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	198,000	287,855
Time Warner, Inc. Company Guar. Notes 3.40% due 06/15/2022	75,000	79,209
Time Warner, Inc. Company Guar. Notes 4.00% due 01/15/2022	200,000	220,578
Time Warner, Inc. Company Guar. Notes 4.90% due 06/15/2042	152,000	166,771
Viacom, Inc. Senior Notes 4.38% due 09/15/2014	300,000	320,830
Viacom, Inc. Senior Notes 6.13% due 10/05/2017	350,000	420,439
		7,332,843
Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc. Company Guar. Notes 3.55% due 06/01/2022	625,000	657,003
Waste Management, Inc. Company Guar. Notes 6.10% due 03/15/2018	100,000	120,142
Waste Management, Inc. Company Guar. Notes 7.75% due 05/15/2032	450,000	643,985
		1,421,130
Office Automation & Equipment — 0.1%
Xerox Corp. Senior Notes 6.35% due 05/15/2018	100,000	117,408
Xerox Corp. Senior Notes 6.40% due 03/15/2016	230,000	263,058
Security Description	Principal Amount	Value (Note 2)
Office Automation & Equipment (continued)
Xerox Corp. Senior Notes 8.25% due 05/15/2014	$100,000	$110,927
		491,393
Oil & Gas Drilling — 0.0%
Rowan Cos., Inc. Company Guar. Notes 4.88% due 06/01/2022	201,000	215,704
Oil Companies-Exploration & Production — 0.5%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	60,000	60,000
Anadarko Petroleum Corp. Senior Notes 5.75% due 06/15/2014	185,000	198,793
Anadarko Petroleum Corp. Senior Notes 5.95% due 09/15/2016	300,000	347,610
Anadarko Petroleum Corp. Notes 6.20% due 03/15/2040	200,000	245,067
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	100,000	123,894
Apache Corp. Senior Notes 1.75% due 04/15/2017	151,000	155,925
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 08/15/2018	130,000	135,200
Devon Energy Corp. Senior Notes 4.75% due 05/15/2042	481,000	515,395
Devon Energy Corp. Senior Notes 7.95% due 04/15/2032	85,000	125,486
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.25% due 11/01/2019*	64,000	63,680
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 8.63% due 04/15/2020	35,000	38,325
Milagro Oil & Gas, Inc. Sec. Notes 10.50% due 05/15/2016	27,000	19,170
Occidental Petroleum Corp. Senior Notes 1.50% due 02/15/2018	205,000	208,644
Pioneer Natural Resources Co. Senior Notes 3.95% due 07/15/2022	137,000	145,532
Plains Exploration & Production Co. Company Guar. Notes 7.63% due 04/01/2020	100,000	106,750
QEP Resources, Inc. Senior Notes 6.88% due 03/01/2021	35,000	39,550

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Samson Investment Co. Senior Notes 9.75% due 02/15/2020*	$50,000	$51,500
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 02/15/2023*	25,000	25,750
Union Pacific Resources Group, Inc. Senior Notes 7.15% due 05/15/2028	344,000	414,858
		3,021,129
Oil Companies-Integrated — 0.4%
ConocoPhillips Company Guar. Notes 5.90% due 10/15/2032	300,000	387,001
ConocoPhillips Company Guar. Notes 6.50% due 02/01/2039	400,000	575,606
Hess Corp. Senior Notes 5.60% due 02/15/2041	250,000	289,987
Hess Corp. Senior Notes 7.30% due 08/15/2031	150,000	200,793
Hess Corp. Senior Notes 7.88% due 10/01/2029	291,000	402,698
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	44,000	53,902
Phillips 66 Company Guar. Notes 2.95% due 05/01/2017*	350,000	370,264
		2,280,251
Oil Refining & Marketing — 0.1%
Valero Energy Corp. Company Guar. Notes 4.50% due 02/01/2015	215,000	231,710
Valero Energy Corp. Company Guar. Notes 6.13% due 02/01/2020	100,000	121,464
Valero Energy Corp. Company Guar. Notes 6.63% due 06/15/2037	100,000	120,697
		473,871
Oil-Field Services — 0.0%
Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/2018	70,000	73,675
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/2019	90,000	95,625
		169,300
Paper & Related Products — 0.2%
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	288,000	337,543
Security Description	Principal Amount	Value (Note 2)
Paper & Related Products (continued)
Georgia-Pacific LLC Company Guar. Notes 8.25% due 05/01/2016*	$318,000	$342,199
International Paper Co. Senior Notes 7.30% due 11/15/2039	200,000	264,743
International Paper Co. Senior Notes 7.95% due 06/15/2018	200,000	257,413
Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/2016*	60,000	62,550
		1,264,448
Pharmacy Services — 0.2%
Express Scripts Holding Co. Company Guar. Notes 2.10% due 02/12/2015*	750,000	769,390
Express Scripts Holding Co. Company Guar. Notes 3.13% due 05/15/2016	20,000	21,327
Express Scripts Holding Co. Company Guar. Notes 7.25% due 06/15/2019	195,000	251,289
		1,042,006
Pipelines — 0.8%
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 6.13% due 07/15/2022	45,000	47,588
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 6.63% due 10/01/2020*	25,000	25,438
CenterPoint Energy Resources Corp. Senior Notes 4.50% due 01/15/2021	210,000	238,098
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.13% due 04/01/2021	25,000	26,125
DCP Midstream LLC Senior Notes 9.70% due 12/01/2013*	100,000	108,316
Duke Energy Field Services LLC Senior Notes 5.38% due 10/15/2015*	200,000	214,827
Duke Energy Field Services LLC Senior Notes 6.45% due 11/03/2036*	220,000	252,014
El Paso Natural Gas Co. Senior Notes 5.95% due 04/15/2017	370,000	425,892
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	45,000	51,075
Energy Transfer Partners LP Senior Notes 5.20% due 02/01/2022	175,000	194,128

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/2042	$241,000	$278,097
Energy Transfer Partners LP Senior Notes 8.50% due 04/15/2014	56,000	61,703
Energy Transfer Partners LP Senior Notes 9.00% due 04/15/2019	47,000	60,590
Enterprise Products Operating LLC Company Guar. Notes 1.25% due 08/13/2015	55,000	55,545
Enterprise Products Operating LLC Company Guar. Notes 4.45% due 02/15/2043	229,000	226,503
Enterprise Products Operating LLC Company Guar. Notes 5.95% due 02/01/2041	200,000	236,585
Enterprise Products Operating LLC Company Guar. Senior Notes 6.50% due 01/31/2019	150,000	186,014
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/2018	80,000	84,800
Kinder Morgan Energy Partners LP Senior Notes 5.00% due 08/15/2042	675,000	700,879
Kinder Morgan Energy Partners LP Senior Notes 6.95% due 01/15/2038	285,000	364,426
Kinder Morgan Energy Partners LP Senior Notes 7.40% due 03/15/2031	75,000	94,878
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.50% due 08/15/2021	45,000	48,262
Plains All American Pipeline LP/PAA Finance Corp. Company Guar. Notes 5.75% due 01/15/2020	250,000	302,544
Williams Partners LP Senior Notes 3.35% due 08/15/2022	205,000	209,550
Williams Partners LP Senior Notes 3.80% due 02/15/2015	325,000	344,593
Williams Partners LP Senior Notes 4.13% due 11/15/2020	90,000	97,669
		4,936,139
Printing-Commercial — 0.0%
Valassis Communications, Inc. Company Guar. Notes 6.63% due 02/01/2021	55,000	56,788
Publishing-Newspapers — 0.0%
McClatchy Co. Senior Sec. Notes 11.50% due 02/15/2017	50,000	53,750
Security Description	Principal Amount	Value (Note 2)
Radio — 0.0%
Entercom Radio LLC Company Guar. Notes 10.50% due 12/01/2019	$25,000	$27,250
Real Estate Investment Trusts — 0.9%
Boston Properties LP Senior Notes 3.70% due 11/15/2018	165,000	178,913
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/2018	310,000	333,044
Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/2017	100,000	111,430
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/2015	150,000	169,701
Duke Realty LP Senior Notes 3.88% due 10/15/2022	355,000	361,021
Duke Realty LP Senior Notes 5.95% due 02/15/2017	15,000	16,987
Duke Realty LP Senior Notes 7.38% due 02/15/2015	250,000	280,852
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/2017	60,000	66,150
Equity One, Inc. Company Guar. Notes 6.00% due 09/15/2017	160,000	180,262
ERP Operating LP Bonds 4.63% due 12/15/2021	200,000	230,479
HCP, Inc. Senior Notes 3.75% due 02/01/2016	135,000	143,275
HCP, Inc. Senior Notes 3.75% due 02/01/2019	65,000	68,143
HCP, Inc. Senior Notes 6.00% due 01/30/2017	50,000	57,546
HCP, Inc. Senior Notes 6.30% due 09/15/2016	300,000	343,690
Health Care REIT, Inc. Senior Notes 4.13% due 04/01/2019	720,000	766,534
Host Hotels & Resorts LP Company Guar. Notes 4.75% due 03/01/2023	6,000	6,217
Host Hotels & Resorts LP Senior Notes 5.25% due 03/15/2022*	33,000	35,640
Kimco Realty Corp. Senior Notes 4.30% due 02/01/2018	150,000	163,918

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Kimco Realty Corp. Senior Notes 5.19% due 10/01/2013	$80,000	$83,099
Liberty Property LP Senior Notes 4.13% due 06/15/2022	300,000	314,061
Liberty Property LP Senior Notes 4.75% due 10/01/2020	80,000	86,809
Liberty Property LP Senior Notes 5.50% due 12/15/2016	110,000	123,019
Omega Healthcare Investors, Inc. Company Guar. Notes 5.88% due 03/15/2024	57,000	61,275
Realty Income Corp. Senior Notes 6.75% due 08/15/2019	160,000	195,454
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 8.13% due 11/01/2018	60,000	65,700
Simon Property Group LP Senior Notes 5.10% due 06/15/2015	145,000	159,944
Simon Property Group LP Senior Notes 6.13% due 05/30/2018	175,000	213,726
UDR, Inc. Company Guar. Notes 4.25% due 06/01/2018	70,000	77,629
Ventas Realty LP / Ventas Capital Corp. Company Guar. Notes 3.13% due 11/30/2015	155,000	161,519
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 3.25% due 08/15/2022	150,000	147,596
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/2021	230,000	252,777
		5,456,410
Real Estate Management/Services — 0.1%
AMB Property LP Company Guar. Notes 4.00% due 01/15/2018	185,000	193,399
AMB Property LP Company Guar. Notes 4.50% due 08/15/2017	85,000	91,481
AMB Property LP Company Guar. Notes 6.13% due 12/01/2016	220,000	251,210
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/2019	110,000	117,150
ProLogis LP Company Guar. Notes 6.63% due 05/15/2018	200,000	238,964
		892,204
Security Description	Principal Amount	Value (Note 2)
Real Estate Operations & Development — 0.1%
First Industrial LP Senior Notes 5.75% due 01/15/2016	$60,000	$63,080
Regency Centers LP Company Guar. Notes 4.95% due 04/15/2014	100,000	105,147
Regency Centers LP Company Guar. Bonds 5.25% due 08/01/2015	305,000	332,481
		500,708
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(7)(10)	70,000	3
Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 2.75% due 07/01/2013*	100,000	101,422
ERAC USA Finance LLC Company Guar. Notes 2.75% due 03/15/2017*	70,000	72,097
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	215,000	267,916
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022*	80,000	83,200
United Rentals North America, Inc. Company Guar. Notes 8.38% due 09/15/2020	65,000	69,550
		594,185
Retail-Apparel/Shoe — 0.0%
Limited Brands, Inc. Company Guar. Notes 5.63% due 02/15/2022	100,000	107,750
Retail-Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 3.70% due 04/15/2022	223,000	235,071
AutoZone, Inc. Senior Notes 4.00% due 11/15/2020	425,000	463,821
		698,892
Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 5.88% due 12/16/2036	350,000	461,185
Retail-Discount — 0.3%
Wal-Mart Stores, Inc. Senior Notes 3.63% due 07/08/2020	200,000	224,682
Wal-Mart Stores, Inc. Senior Notes 5.25% due 09/01/2035	400,000	495,494
Wal-Mart Stores, Inc. Senior Notes 5.63% due 04/15/2041	580,000	773,743

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Discount (continued)
Wal-Mart Stores, Inc. Senior Notes 6.20% due 04/15/2038	$275,000	$379,121
		1,873,040
Retail-Drug Store — 0.2%
CVS Caremark Corp. Senior Notes 3.25% due 05/18/2015	370,000	393,419
CVS Caremark Corp. Senior Notes 5.75% due 05/15/2041	105,000	132,237
CVS Caremark Corp. Senior Notes 6.13% due 09/15/2039	225,000	293,342
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	115,260	131,720
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	211,762	249,585
CVS Pass-Through Trust Pass Through Certs. 6.04% due 12/10/2028	191,044	221,837
		1,422,140
Retail-Office Supplies — 0.0%
Office Depot, Inc. Senior Sec. Notes 9.75% due 03/15/2019*	90,000	89,775
Retail-Regional Department Stores — 0.1%
Kohl's Corp. Senior Notes 3.25% due 02/01/2023	332,000	337,536
Retail-Restaurants — 0.1%
Dave & Buster's, Inc. Company Guar. Notes 11.00% due 06/01/2018	55,000	62,150
McDonald's Corp. Senior Notes 2.63% due 01/15/2022	400,000	420,836
McDonald's Corp. Senior Notes 3.70% due 02/15/2042	130,000	134,355
		617,341
Retail-Toy Stores — 0.0%
Toys R Us Property Co. II LLC Senior Sec. Notes 8.50% due 12/01/2017	63,000	67,883
Savings & Loans/Thrifts — 0.1%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	227,000	235,796
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	290,000	333,301
Security Description	Principal Amount	Value (Note 2)
Savings & Loans/Thrifts (continued)
Santander Holdings USA, Inc. Senior Notes 3.00% due 09/24/2015	$240,000	$242,813
		811,910
Schools — 0.1%
Northwestern University Bonds 4.20% due 12/01/2047	176,000	192,124
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	133,000	151,653
		343,777
Seismic Data Collection — 0.0%
Geokinetics Holdings USA, Inc. Senior Sec. Notes 9.75% due 12/15/2014	55,000	23,925
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 6.88% due 03/15/2018	45,000	48,769
Special Purpose Entities — 0.1%
Goldman Sachs Capital I Ltd. Guar.Notes 6.35% due 02/15/2034	250,000	251,179
MassMutual Global Funding II Senior Sec. Notes 2.00% due 04/05/2017*	397,000	407,681
Principal Life Global Funding I Senior Sec. Notes 6.13% due 10/15/2033*	190,000	224,056
		882,916
Steel-Producers — 0.0%
AK Steel Corp. Company Guar. Notes 7.63% due 05/15/2020	50,000	43,750
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/2015	40,000	41,300
Ryerson, Inc./Joseph T Ryerson & Son, Inc. Senior Sec. Notes 9.00% due 10/15/2017*	30,000	30,675
		115,725
Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	160,000	173,600
Telecom Services — 0.2%
BellSouth Telecommunications, Inc. Senior Notes 6.38% due 06/01/2028	180,000	215,013
BellSouth Telecommunications, Inc. Senior Notes 7.00% due 12/01/2095	168,000	210,815
Consolidated Communications Finance Co. Company Guar. Notes 10.88% due 06/01/2020*	25,000	26,375

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telecom Services (continued)
Qwest Corp. Senior Notes 7.50% due 10/01/2014	$50,000	$55,778
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/2030	540,000	802,685
		1,310,666
Telephone-Integrated — 1.0%
AT&T, Inc. Senior Notes 0.88% due 02/13/2015	240,000	242,053
AT&T, Inc. Senior Notes 1.70% due 06/01/2017	400,000	411,943
AT&T, Inc. Senior Notes 3.88% due 08/15/2021	235,000	266,000
AT&T, Inc. Senior Notes 5.35% due 09/01/2040	556,000	669,207
AT&T, Inc. Senior Notes 5.50% due 02/01/2018	375,000	454,907
AT&T, Inc. Senior Notes 6.30% due 01/15/2038	600,000	787,630
BellSouth Corp. Senior Notes 6.55% due 06/15/2034	340,000	411,011
Century Telephone Enterprise, Inc. Senior Notes 6.88% due 01/15/2028	110,000	118,201
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	475,000	516,870
CenturyLink, Inc. Senior Notes 6.45% due 06/15/2021	150,000	169,275
CenturyLink, Inc. Senior Notes 7.60% due 09/15/2039	171,000	180,854
CenturyLink, Inc. Senior Notes 7.65% due 03/15/2042	115,000	122,522
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/2015	5,000	5,050
Frontier Communications Corp. Senior Notes 8.25% due 04/15/2017	16,000	18,160
Frontier Communications Corp. Senior Notes 8.50% due 04/15/2020	46,000	51,980
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	44,000	50,930
Security Description	Principal Amount	Value (Note 2)
Telephone-Integrated (continued)
SBC Communications Senior Notes 6.45% due 06/15/2034	$135,000	$175,993
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	75,000	77,625
Verizon Communications, Inc. Senior Notes 6.40% due 02/15/2038	518,000	698,140
Verizon Communications, Inc. Senior Notes 8.75% due 11/01/2018	775,000	1,082,023
		6,510,374
Television — 0.1%
CBS Corp. Company Guar. Notes 3.38% due 03/01/2022	111,000	115,971
CBS Corp. Company Guar. Notes 8.88% due 05/15/2019	405,000	542,860
Viacom, Inc. Company Guar. Notes 7.88% due 07/30/2030	70,000	95,213
		754,044
Tobacco — 0.3%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	675,000	673,432
Altria Group, Inc. Company Guar. Notes 8.50% due 11/10/2013	100,000	108,518
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/2019	46,000	65,316
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/2018	132,000	189,064
Altria Group, Inc. Company Guar. Notes 9.95% due 11/10/2038	125,000	210,170
Lorillard Tobacco Co. Company Guar. Notes 7.00% due 08/04/2041	150,000	180,694
Lorillard Tobacco Co. Company Guar. Notes 8.13% due 06/23/2019	125,000	161,199
Reynolds American, Inc. Company Guar. Notes 7.63% due 06/01/2016	81,000	97,603
Reynolds American, Inc. Company Guar. Notes 7.75% due 06/01/2018	175,000	219,924
		1,905,920
Transport-Rail — 0.3%
Burlington Northern Santa Fe LLC Senior Notes 3.05% due 09/01/2022	680,000	703,813

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Transport-Rail (continued)
CSX Corp. Senior Notes 4.25% due 06/01/2021	$95,000	$106,715
Norfolk Southern Corp. Senior Notes 3.95% due 10/01/2042	325,000	323,510
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	197,000	237,208
Union Pacific Corp. Senior Notes 2.95% due 01/15/2023	285,000	295,618
		1,666,864
Transport-Services — 0.1%
Ryder System, Inc. Senior Notes 2.50% due 03/01/2018	331,000	334,931
United Parcel Service, Inc. Senior Notes 2.45% due 10/01/2022	532,000	536,854
		871,785
Travel Services — 0.0%
Sabre, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	80,000	82,200
Trucking/Leasing — 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 07/11/2014*	71,000	71,564
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 03/15/2016*	415,000	414,892
Penske Truck Leasing Co. LP/PTL Finance Corp. Notes 3.13% due 05/11/2015*	197,000	201,547
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.38% due 03/15/2018*	667,000	667,431
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*	234,000	233,588
		1,589,022
Wireless Equipment — 0.0%
Motorola, Inc. Senior Notes 6.63% due 11/15/2037	6,835	7,324
Total U.S. Corporate Bonds & Notes (cost $156,649,499)		169,512,191
FOREIGN CORPORATE BONDS & NOTES — 8.5%
Agricultural Chemicals — 0.1%
Agrium Inc Senior Notes 3.15% due 10/01/2022	125,000	125,875
Agrium, Inc. Senior Notes 7.70% due 02/01/2017	100,000	120,547
Security Description	Principal Amount	Value (Note 2)
Agricultural Chemicals (continued)
Agrium, Inc. Senior Notes 7.80% due 02/01/2027	$185,000	$251,621
Yara International ASA Senior Notes 5.25% due 12/15/2014*	355,000	382,812
		880,855
Banks-Commercial — 0.8%
Abbey National Treasury Services PLC Bank Guar. Notes 3.88% due 11/10/2014*	200,000	204,120
Bank of Montreal Senior Notes 1.40% due 09/11/2017	924,000	928,758
Bank of Nova Scotia Senior Notes 2.55% due 01/12/2017	298,000	315,327
Barclays Bank PLC Senior Notes 5.00% due 09/22/2016	400,000	444,245
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	656,000	705,901
Credit Suisse New York Senior Notes 3.50% due 03/23/2015	775,000	819,108
ING Bank NV Notes 2.00% due 09/25/2015*	666,000	666,996
LBG Capital No.1 PLC FRS Bank Guar. Notes 8.00% due 06/15/2020*(4)	100,000	95,689
National Australia Bank, Ltd. Senior Notes 1.60% due 08/07/2015	435,000	439,376
Nordea Bank AB Sub. Notes 4.25% due 09/21/2022*	156,000	155,033
Rabobank Nederland NV Company Guar. Notes 3.88% due 02/08/2022	235,000	249,403
Westpac Banking Corp. FRS Jr. Sub. Notes 0.84% due 03/29/2013(4)	360,000	187,200
		5,211,156
Banks-Money Center — 0.1%
ABN Amro Bank NV Senior Notes 4.25% due 02/02/2017*	290,000	311,077
Royal Bank of Scotland NV FRS Sub. Notes 1.11% due 03/09/2015	280,000	254,800
UFJ Finance Aruba AEC Bank Guar. Bonds 6.75% due 07/15/2013	190,000	198,805
		764,682

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Beverages-Wine/Spirits — 0.1%
Pernod-Ricard SA Senior Notes 5.50% due 01/15/2042*	$150,000	$171,165
Pernod-Ricard SA Senior Notes 5.75% due 04/07/2021*	300,000	356,922
		528,087
Broadcast Services/Program — 0.0%
Grupo Televisa SAB Senior Notes 6.63% due 01/15/2040	190,000	250,662
Cable/Satellite TV — 0.0%
British Sky Broadcasting Group PLC Company Guar. Notes 6.10% due 02/15/2018*	200,000	239,699
Cellular Telecom — 0.3%
America Movil SAB de CV Company Guar. Notes 2.38% due 09/08/2016	340,000	353,800
America Movil SAB de CV Senior Notes 3.13% due 07/16/2022	264,000	272,047
America Movil SAB de CV Senior Notes 4.38% due 07/16/2042	320,000	331,893
Vodafone Group PLC Senior Notes 1.25% due 09/26/2017	450,000	450,607
Vodafone Group PLC Senior Notes 2.50% due 09/26/2022	252,000	251,623
		1,659,970
Chemicals-Specialty — 0.0%
Methanex Corp. Senior Notes 6.00% due 08/15/2015	220,000	234,449
Computers-Memory Devices — 0.0%
Seagate HDD Cayman Company Guar. Notes 7.75% due 12/15/2018	75,000	82,875
Diversified Banking Institutions — 0.6%
BNP Paribas SA Senior Notes 2.38% due 09/14/2017	215,000	215,929
HSBC Holdings PLC Senior Notes 5.10% due 04/05/2021	200,000	231,048
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/2038	775,000	946,228
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015	463,000	468,571
Royal Bank of Scotland PLC Bank Guar. Notes 3.95% due 09/21/2015	150,000	159,284
Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions (continued)
Royal Bank of Scotland PLC Bank Guar. Notes 6.13% due 01/11/2021	$275,000	$328,471
UBS AG Notes 3.88% due 01/15/2015	250,000	264,968
UBS AG Notes 4.88% due 08/04/2020	250,000	279,600
UBS AG Sub. Notes 5.88% due 07/15/2016	385,000	421,086
		3,315,185
Diversified Manufacturing Operations — 0.1%
Bombardier, Inc. Senior Notes 7.50% due 03/15/2018*	60,000	67,950
Siemens Financieringsmaatschappij NV Company Guar. Notes 6.13% due 08/17/2026*	350,000	459,926
		527,876
Diversified Minerals — 0.3%
Anglo American Capital PLC Company Guar. Notes 2.63% due 09/27/2017*	436,000	437,482
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.38% due 02/01/2016*	50,000	48,625
FMG Resources August 2006 Pty, Ltd. Senior Notes 6.88% due 04/01/2022*	90,000	82,350
Teck Resources, Ltd. Company Guar. Notes 5.20% due 03/01/2042	440,000	413,777
Teck Resources, Ltd. Company Guar. Notes 5.40% due 02/01/2043	494,000	482,023
Xstrata Finance Canada, Ltd. Company Guar. Notes 3.60% due 01/15/2017*	150,000	156,895
		1,621,152
Diversified Operations — 0.1%
Hutchison Whampoa International 0919, Ltd. Company Guar. Notes 5.75% due 09/11/2019*	230,000	271,926
Hutchison Whampoa International 11, Ltd. Company Guar. Notes 3.50% due 01/13/2017*	205,000	217,439
		489,365
Electric-Integrated — 0.1%
Centrais Eletricas Brasileiras SA Senior Notes 5.75% due 10/27/2021*	446,000	496,175

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Enel Finance International NV Company Guar. Notes 6.80% due 09/15/2037*	$180,000	$174,413
		670,588
Finance-Leasing Companies — 0.0%
AerCap Aviation Solutions BV Company Guar. Notes 6.38% due 05/30/2017*	40,000	42,000
Insurance-Multi-line — 0.0%
Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 01/19/2017*(4)	70,000	68,338
Investment Companies — 2.5%
Temasek Financial I, Ltd. Company Guar. Notes 2.38% due 01/23/2023*	262,000	261,710
Temasek Financial I, Ltd. Company Guar. Notes 4.50% due 09/21/2015*	14,000,000	15,476,454
		15,738,164
Medical-Drugs — 0.2%
AstraZeneca PLC Senior Notes 1.95% due 09/18/2019	210,000	213,681
AstraZeneca PLC Senior Notes 6.45% due 09/15/2037	335,000	458,158
Takeda Pharmaceutical Co., Ltd. Senior Notes 1.63% due 03/17/2017*	826,000	835,359
		1,507,198
Metal-Diversified — 0.1%
Inco, Ltd. Senior Bonds 7.20% due 09/15/2032	220,000	261,488
Noranda, Inc. Company Guar. Notes 6.00% due 10/15/2015	225,000	250,599
Rio Tinto Finance USA PLC Company Guar. Notes 2.88% due 08/21/2022	81,000	80,640
Rio Tinto Finance USA, Ltd. Company Guar. Notes 9.00% due 05/01/2019	161,000	220,152
		812,879
Oil & Gas Drilling — 0.4%
Ensco PLC Senior Notes 4.70% due 03/15/2021	375,000	423,550
Transocean, Inc. Company Guar. Notes 2.50% due 10/15/2017	320,000	321,774
Transocean, Inc. Company Guar. Notes 3.80% due 10/15/2022	225,000	226,165
Security Description	Principal Amount	Value (Note 2)
Oil & Gas Drilling (continued)
Transocean, Inc. Company Guar. Notes 4.95% due 11/15/2015	$160,000	$175,165
Transocean, Inc. Company Guar. Notes 5.05% due 12/15/2016	250,000	279,364
Transocean, Inc. Company Guar. Notes 6.38% due 12/15/2021	125,000	149,602
Transocean, Inc. Company Guar. Notes 6.50% due 11/15/2020	170,000	203,011
Transocean, Inc. Company Guar. Notes 6.80% due 03/15/2038	246,000	295,814
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	127,000	156,860
		2,231,305
Oil Companies-Exploration & Production — 0.6%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	293,000	392,312
Canadian Natural Resources, Ltd. Senior Notes 5.70% due 05/15/2017	400,000	475,406
CNOOC Finance 2012, Ltd. Company Guar. Notes 3.88% due 05/02/2022*	475,000	503,804
CNPC General Capital, Ltd. Company Guar. Notes 2.75% due 04/19/2017*	450,000	465,939
CNPC HK Overseas Capital, Ltd. Company Guar. Notes 4.50% due 04/28/2021*	255,000	280,935
Devon Financing Corp. ULC Company Guar. Bonds 7.88% due 09/30/2031	150,000	217,969
Encana Corp. Senior Notes 5.15% due 11/15/2041	145,000	151,136
Encana Corp. Senior Notes 5.90% due 12/01/2017	400,000	475,432
Gazprom Neft OAO Via GPN Capital SA Senior Notes 4.38% due 09/19/2022*	505,000	510,749
Nexen, Inc. Senior Notes 6.20% due 07/30/2019	100,000	121,144
Nexen, Inc. Senior Notes 7.50% due 07/30/2039	150,000	213,765
		3,808,591
Oil Companies-Integrated — 1.0%
BG Energy Capital PLC Company Guar. Notes 2.88% due 10/15/2016*	648,000	687,398

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated (continued)
BG Energy Capital PLC Company Guar. Notes 4.00% due 10/15/2021*	$375,000	$414,890
BP Capital Markets PLC Company Guar. Notes 1.85% due 05/05/2017	240,000	245,149
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016	583,000	610,281
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/2015	375,000	400,424
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022	660,000	698,397
BP Capital Markets PLC Company Guar. Notes 4.50% due 10/01/2020	404,000	468,983
Petrobras International Finance Co. Company Guar. Notes 5.38% due 01/27/2021	325,000	366,201
Petrobras International Finance Co. Company Guar. Notes 6.75% due 01/27/2041	200,000	248,229
Petrobras International Finance Co. Company Guar. Notes 7.88% due 03/15/2019	250,000	314,020
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	170,000	187,000
Petroleos Mexicanos Company Guar. Notes 6.50% due 06/02/2041	525,000	654,413
Shell International Finance BV Company Guar. Notes 2.38% due 08/21/2022	159,000	160,511
Shell International Finance BV Company Guar. Notes 6.38% due 12/15/2038	400,000	576,080
Total Capital International SA Company Guar. Notes 1.55% due 06/28/2017	204,000	207,825
Total Capital International SA Company Guar. Notes 2.70% due 01/25/2023	263,000	268,071
		6,507,872
Oil-Field Services — 0.1%
Schlumberger Investment SA Company Guar. Notes 2.40% due 08/01/2022*	162,000	160,356
Schlumberger Norge AS Company Guar. Notes 1.25% due 08/01/2017*	565,000	563,395
		723,751
Security Description	Principal Amount	Value (Note 2)
Petrochemicals — 0.1%
Mexichem SAB de CV Senior Notes 4.88% due 09/19/2022*	$379,000	$384,685
Pipelines — 0.1%
TransCanada PipeLines, Ltd. Senior Notes 2.50% due 08/01/2022	315,000	318,649
Satellite Telecom — 0.0%
Intelsat Luxembourg SA Company Guar. Notes 11.50% due 02/04/2017(5)(13)	75,000	79,500
Savings & Loans/Thrifts — 0.1%
RBS Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	460,000	460,856
Steel-Producers — 0.1%
ArcelorMittal Senior Notes 10.10% due 06/01/2019	375,000	431,956
Telecom Services — 0.1%
Colombia Telecomunicaciones SA ESP Senior Notes 5.38% due 09/27/2022*	253,000	256,795
UPCB Finance III, Ltd. Senior Sec. Notes 6.63% due 07/01/2020*	65,000	68,088
Vivendi SA Senior Notes 2.40% due 04/10/2015*	321,000	325,262
Wind Acquisition Finance SA Senior Sec. Notes 7.25% due 02/15/2018*	40,000	37,800
Wind Acquisition Holdings Finance SA Senior Sec. Notes 12.25% due 07/15/2017*(5)(13)	106,125	83,839
		771,784
Telephone-Integrated — 0.4%
British Telecommunications PLC Senior Notes 2.00% due 06/22/2015	265,000	272,465
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/2030	420,000	631,726
Nippon Telegraph & Telephone Corp. Senior Notes 1.40% due 07/18/2017	600,000	608,320
Telecom Italia Capital SA Company Guar. Bonds 7.72% due 06/04/2038	125,000	125,625
Telefonica Emisiones SAU Company Guar. Notes 2.58% due 04/26/2013	375,000	375,469
Telefonica Emisiones SAU Company Guar. Notes 3.99% due 02/16/2016	125,000	124,375

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
Telefonos de Mexico SAB de CV Senior Notes 5.50% due 11/15/2019	$270,000	$319,852
Virgin Media Finance PLC Company Guar. Notes 5.25% due 02/15/2022	35,000	36,750
		2,494,582
Therapeutics — 0.0%
Warner Chilcott Co. LLC Company Guar. Notes 7.75% due 09/15/2018	65,000	69,388
Tobacco — 0.0%
BAT International Finance PLC Company Guar. Notes 9.50% due 11/15/2018*	100,000	139,388
Transport-Rail — 0.1%
Canadian Pacific Railway, Ltd. Senior Notes 4.50% due 01/15/2022	691,000	762,800
Total Foreign Corporate Bonds & Notes (cost $51,261,565)		53,830,287
FOREIGN GOVERNMENT AGENCIES — 1.5%
Regional Authority — 0.1%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017	266,000	269,910
Province of British Columbia Senior Notes 2.85% due 06/15/2015	326,000	347,222
		617,132
Sovereign — 1.4%
Federal Republic of Brazil Senior Notes 4.88% due 01/22/2021	150,000	179,250
Federal Republic of Brazil Senior Bonds 7.13% due 01/20/2037	220,000	331,650
Federal Republic of Brazil Senior Bonds 8.88% due 10/14/2019	300,000	434,250
Government of Canada Senior Notes 0.88% due 02/14/2017	306,000	309,550
Republic of Argentina Senior Notes 7.00% due 10/03/2015	335,000	306,525
Republic of Belarus Bonds 8.75% due 08/03/2015	160,000	158,200
Republic of Belarus Senior Notes 8.95% due 01/26/2018	100,000	98,100
Republic of Colombia Senior Notes 4.38% due 07/12/2021	400,000	460,600
Security Description	Principal Amount	Value (Note 2)
Sovereign (continued)
Republic of Colombia Senior Notes 6.13% due 01/18/2041	$189,000	$256,095
Republic of El Salvador Senior Notes 7.63% due 02/01/2041	100,000	111,500
Republic of Hungary Senior Notes 4.75% due 02/03/2015	100,000	100,105
Republic of Indonesia Senior Notes 4.88% due 05/05/2021	200,000	229,000
Republic of Indonesia Bonds 5.25% due 01/17/2042	400,000	453,500
Republic of Lithuania Senior Notes 6.63% due 02/01/2022	250,000	310,000
Republic of Peru Senior Notes 7.13% due 03/30/2019	100,000	132,500
Republic of Peru Senior Notes 7.35% due 07/21/2025	300,000	439,500
Republic of Peru Senior Notes 8.75% due 11/21/2033	90,000	156,825
Republic of Poland Senior Notes 3.00% due 03/17/2023	330,000	323,643
Republic of Sri Lanka Senior Notes 6.25% due 07/27/2021	200,000	217,462
Republic of the Philippines Senior Notes 6.38% due 10/23/2034	200,000	275,500
Republic of the Philippines Senior Notes 10.63% due 03/16/2025	300,000	525,750
Republic of Romania Senior Notes 6.75% due 02/07/2022	450,000	506,250
Republic of Turkey Bonds 5.13% due 03/25/2022	400,000	440,500
Republic of Uruguay Senior Notes 7.63% due 03/21/2036	410,000	638,575
Republic of Venezuela Senior Notes 12.75% due 08/23/2022	390,000	414,375
Russian Federation Senior Bonds 3.25% due 04/04/2017*	400,000	420,912
Russian Federation Senior Notes 7.50% due 03/31/2030(6)	201,250	254,078

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN GOVERNMENT AGENCIES (continued)
Sovereign (continued)
United Mexican States Senior Notes 3.63% due 03/15/2022	$500,000	$545,250
United Mexican States Senior Notes 4.75% due 03/08/2044	144,000	160,200
United Mexican States Senior Notes 5.75% due 10/12/2110	132,000	157,740
United Mexican States Senior Notes 6.05% due 01/11/2040	170,000	226,525
		9,573,910
Total Foreign Government Agencies (cost $9,593,459)		10,191,042
U.S. GOVERNMENT AGENCIES — 23.6%
Federal Home Loan Bank — 0.8%
1.25% due 12/12/2014	660,000	672,134
1.88% due 06/21/2013 1,380,000 1,396,772 3.38% due 02/27/2013	2,635,000	2,669,113
3.63% due 10/18/2013	735,000	761,051
		5,499,070
Federal Home Loan Mtg. Corp. — 2.9%
1.00% due 08/27/2014	1,414,000	1,433,895
2.00% due 08/25/2016	3,157,000	3,330,231
3.50% due 11/01/2041	867,216	930,564
3.50% due 03/01/2042	318,323	343,565
3.50% due 04/01/2042	1,068,239	1,146,271
3.75% due 03/27/2019	796,000	927,619
4.00% due 05/01/2040	793,298	873,487
4.00% due 02/01/2041	1,624,642	1,748,249
4.00% due 04/01/2042	564,532	614,099
4.50% due 01/15/2013	1,144,000	1,158,332
4.50% due 01/01/2039	94,324	101,466
4.50% due 04/01/2040	1,484,852	1,644,607
5.00% due 07/01/2035	52,098	56,715
5.00% due 11/01/2036	135,816	147,576
5.00% due 12/01/2036	294,415	319,907
5.00% due 01/01/2037	82,088	89,196
5.00% due 03/01/2038	115,096	124,792
5.50% due 07/01/2037	168,900	184,222
5.50% due 08/01/2037	10,875	11,862
5.50% due 09/01/2037	157,920	172,245
5.50% due 10/01/2037	711,300	775,825
5.50% due 04/01/2038	566,604	617,902
5.50% due 05/01/2038	353,130	384,833
5.50% due 10/01/2038	103,333	112,610
6.00% due 11/01/2037	84,332	92,706
6.00% due 03/01/2040	102,562	112,907
6.25% due 07/15/2032	206,000	310,922
6.50% due 03/01/2037	151,090	172,268
6.50% due 11/01/2037	111,274	126,871
6.75% due 03/15/2031	100,000	156,345
Security Description	Principal Amount	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp., Structured Pass-Thru VRS Series K701, Class X1 0.31% due 11/25/2017(1)(3)	$2,425,034	$32,997
Series K013, Class X1 0.68% due 01/25/2021(1)(3)	2,479,182	99,710
		18,354,796
Federal National Mtg. Assoc. — 6.4%
zero coupon due 10/09/2019	602,000	529,566
0.63% due 10/30/2014	1,505,000	1,514,758
1.63% due 10/26/2015	750,000	777,418
2.38% due 04/11/2016	1,245,000	1,327,149
3.00% due 03/01/2042	577,099	609,838
3.00% due 06/01/2042	283,625	299,715
3.50% due 08/01/2027	418,349	448,064
3.50% due 12/01/2041	707,244	759,214
3.50% due 01/01/2042	490,463	526,503
3.50% due 02/01/2042	692,621	749,361
3.50% due 03/01/2042	677,398	727,175
3.50% due 04/01/2042	484,669	520,359
3.50% due 05/01/2042	502,571	539,579
3.50% due 06/01/2042	497,522	534,158
3.50% due 07/01/2042	504,283	541,418
3.50% due 09/01/2042	1,000,000	1,073,638
4.00% due 06/01/2039	357,391	398,499
4.00% due 09/01/2040	511,679	551,826
4.00% due 10/01/2040	772,041	832,856
4.00% due 11/01/2040	790,122	852,362
4.00% due 03/01/2041	906,181	977,563
4.00% due 08/01/2041	3,346,835	3,611,519
4.00% due 11/01/2041	310,151	334,679
4.50% due 10/01/2024	199,013	214,885
4.50% due 01/01/2039	78,116	84,577
4.50% due 06/01/2039	556,781	619,363
4.50% due 11/01/2039	3,936,075	4,432,609
5.00% due 03/15/2016	92,000	106,158
5.00% due 05/01/2040	3,035,202	3,378,589
5.00% due 07/01/2040	1,941,418	2,127,846
5.50% due 11/01/2022	49,502	54,031
5.50% due 07/01/2023	423,575	462,331
5.50% due 12/01/2029	237,579	260,830
5.50% due 08/01/2034	291,219	321,540
5.50% due 03/01/2035	590,029	651,462
5.50% due 04/01/2036	449,147	495,350
5.50% due 11/01/2036	449,365	493,344
5.50% due 12/01/2036	308,585	340,305
5.50% due 03/01/2037	76,384	83,764
5.50% due 08/01/2037	225,723	250,495
5.50% due 06/01/2038	1,126,259	1,235,076
5.50% due 07/01/2038	300,058	329,049
5.50% due 06/01/2039	343,608	376,807
6.00% due 10/01/2036	644,205	713,012
6.00% due 06/01/2037	417,242	461,806
6.00% due 11/01/2037	1,412,408	1,563,265
6.00% due 07/01/2038	324,313	358,243
6.50% due 07/01/2036	98,561	112,238

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
6.50% due 09/01/2037	$269,485	$305,763
6.50% due 10/01/2037	230,455	261,527
6.50% due 10/01/2038	177,621	200,800
6.50% due 02/01/2039	142,451	161,040
6.63% due 11/15/2030	871,000	1,336,558
		40,829,880
Government National Mtg. Assoc. — 13.3%
4.00% due 03/15/2039	540,512	597,302
4.00% due 04/15/2039	864,337	953,870
4.00% due 05/15/2039	114,911	126,984
4.00% due 06/15/2039	732,363	809,310
4.00% due 08/15/2039	52,460	57,972
4.00% due 10/15/2039	119,456	132,006
4.00% due 11/15/2039	298,090	329,410
4.00% due 12/15/2039	456,516	504,481
4.00% due 03/15/2040	124,170	137,216
4.00% due 09/15/2040	978,777	1,086,257
4.00% due 10/15/2040	89,946	99,396
4.00% due 11/15/2040	2,131,435	2,355,380
4.00% due 12/15/2040	1,274,658	1,408,582
4.00% due 01/15/2041	1,174,413	1,297,804
4.00% due 02/15/2041	472,110	521,713
4.00% due 03/15/2041	1,402,208	1,549,534
4.00% due 05/15/2041	1,464,859	1,618,767
4.00% due 06/15/2041	442,159	490,229
4.00% due 07/15/2041	2,183,376	2,412,947
4.00% due 08/15/2041	3,567,670	3,942,518
4.00% due 09/15/2041	2,410,808	2,664,105
4.00% due 10/15/2041	608,072	671,960
4.00% due 11/15/2041	2,109,761	2,331,428
4.00% due 12/15/2041	938,253	1,036,834
4.00% due 01/15/2042	247,604	273,310
4.00% due 02/15/2042	46,016	50,794
4.00% due 03/15/2042	272,980	301,320
4.00% due 04/15/2042	99,635	109,978
4.00% due 06/15/2042	577,021	636,926
4.50% due 04/15/2018	65,846	70,296
4.50% due 05/15/2018	443,844	487,287
4.50% due 08/15/2018	20,536	22,545
4.50% due 09/15/2018	199,566	219,099
4.50% due 10/15/2018	717,955	788,917
4.50% due 09/15/2033	189,225	208,903
4.50% due 03/15/2039	461,023	507,960
4.50% due 05/15/2039	1,816,815	2,001,782
4.50% due 06/15/2039	7,274,385	8,019,739
4.50% due 07/15/2039	122,554	135,030
4.50% due 09/15/2039	450,741	496,630
4.50% due 10/15/2039	478,429	527,596
4.50% due 11/15/2039	15,012	16,540
4.50% due 01/15/2040	173,287	191,480
4.50% due 02/15/2040	414,264	457,992
4.50% due 03/15/2040	197,913	218,804
4.50% due 04/15/2040	10,393	11,491
4.50% due 05/15/2040	4,270,831	4,720,839
4.50% due 06/15/2040	2,799,644	3,091,119
Security Description	Principal Amount	Value (Note 2)
Government National Mtg. Assoc. (continued)
4.50% due 07/15/2040	$96,460	$106,883
4.50% due 08/15/2040	632,166	697,331
4.50% due 09/15/2040	1,354,051	1,496,982
4.50% due 12/15/2040	415,401	461,067
4.50% due 03/15/2041	356,755	394,672
4.50% due 04/15/2041	559,583	616,552
4.50% due 05/15/2041	410,639	453,986
4.50% due 06/15/2041	6,845,242	7,542,480
4.50% due 07/15/2041	481,650	530,686
4.50% due 08/15/2041	2,433,826	2,687,129
5.00% due 06/15/2033	9,542	10,596
5.00% due 08/15/2033	63,928	70,993
5.00% due 09/15/2033	98,400	109,275
5.00% due 10/15/2033	64,905	72,077
5.00% due 11/15/2033	9,495	10,562
5.00% due 06/15/2034	239,926	266,141
5.00% due 05/15/2035	8,382	9,282
5.00% due 09/15/2035	9,697	10,738
5.00% due 11/15/2035	418,430	463,756
5.00% due 02/15/2036	284,186	314,083
5.00% due 02/20/2036	650,832	723,862
5.00% due 03/15/2036	137,096	151,518
5.00% due 05/15/2036	269,381	297,720
5.00% due 06/15/2036	208,163	231,168
5.00% due 08/15/2036	21,751	24,039
5.00% due 07/15/2038	865,471	954,356
5.00% due 08/15/2038	2,935,028	3,236,459
5.50% due 02/15/2032	10,887	12,168
5.50% due 03/15/2032	15,403	17,217
5.50% due 12/15/2032	14,212	15,924
5.50% due 01/15/2033	9,035	10,115
5.50% due 02/15/2033	56,179	62,909
5.50% due 03/15/2033	242,234	271,363
5.50% due 04/15/2033	659,668	739,341
5.50% due 05/15/2033	6,321	7,076
5.50% due 06/15/2033	932,827	1,044,480
5.50% due 07/15/2033	866,045	970,631
5.50% due 08/15/2033	127,014	142,285
5.50% due 09/15/2033	20,722	23,257
5.50% due 11/15/2033	97,223	108,845
5.50% due 12/15/2033	7,808	8,741
5.50% due 01/15/2034	309,366	345,767
5.50% due 02/15/2034	138,595	155,163
6.00% due 04/15/2028	313,536	355,105
6.00% due 01/15/2029	37,939	43,457
6.00% due 03/15/2029	27,860	31,912
6.00% due 11/15/2031	18,831	21,534
6.00% due 12/15/2031	53,618	61,349
6.00% due 04/15/2032	42,238	48,210
6.00% due 08/15/2032	7,229	8,251
6.00% due 09/15/2032	38,928	44,432
6.00% due 10/15/2032	160,495	183,186
6.00% due 11/15/2032	55,732	63,476
6.00% due 01/15/2033	9,054	10,312
6.00% due 02/15/2033	96,490	109,891
6.00% due 03/15/2033	35,701	40,659
6.00% due 09/15/2033	46,466	53,036

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
6.00% due 01/15/2034	$216,444	$245,792
6.00% due 03/15/2034	85,089	97,120
6.00% due 05/15/2034	13,951	15,849
6.00% due 07/15/2034	32,478	36,867
6.00% due 08/15/2034	395,627	450,573
6.00% due 09/15/2034	39,708	45,409
6.00% due 11/15/2034	191,317	217,170
6.00% due 03/15/2035	138,083	156,644
6.00% due 08/15/2035	187,923	213,198
6.00% due 01/15/2036	114,829	129,969
6.00% due 02/15/2036	101,631	115,031
6.00% due 04/15/2036	176,649	199,941
6.00% due 05/15/2036	108,397	122,798
6.00% due 06/15/2036	329,483	372,926
6.00% due 07/15/2036	82,441	93,311
6.00% due 08/15/2036	251,460	284,684
6.00% due 09/15/2036	238,928	270,480
6.00% due 10/15/2036	517,140	586,927
6.00% due 11/15/2036	189,919	214,960
6.00% due 12/15/2036	54,477	61,660
6.00% due 10/15/2039	2,608,421	2,948,681
6.50% due 09/15/2028	9,056	10,566
6.50% due 09/15/2031	23,758	28,315
6.50% due 10/15/2031	11,370	13,528
6.50% due 11/15/2031	2,852	3,395
6.50% due 12/15/2031	11,616	13,829
7.50% due 09/15/2030	25,014	26,037
		84,632,527
Tennessee Valley Authority — 0.2%
4.75% due 08/01/2013	1,511,000	1,568,089
Total U.S. Government Agencies (cost $143,484,342)		150,884,362
U.S. GOVERNMENT TREASURIES — 26.2%
United States Treasury Bonds — 6.2%
2.13% due 02/15/2040 TIPS(8)	339,213	495,092
2.13% due 02/15/2041 TIPS(8)	370,369	544,066
2.75% due 08/15/2042	1,303,000	1,281,420
3.00% due 05/15/2042	200,000	207,375
3.13% due 11/15/2041	781,000	832,009
3.13% due 02/15/2042	1,860,000	1,978,575
3.75% due 08/15/2041	715,000	854,872
3.88% due 08/15/2040	1,577,000	1,926,651
4.25% due 05/15/2039	112,000	145,127
4.25% due 11/15/2040	1,100,000	1,428,282
4.38% due 02/15/2038	1,183,000	1,557,308
4.38% due 11/15/2039	1,401,000	1,851,728
4.38% due 05/15/2040	953,000	1,260,789
4.50% due 05/15/2038	82,000	110,021
4.63% due 02/15/2040	1,205,000	1,653,862
4.75% due 02/15/2041	1,844,000	2,584,193
5.25% due 11/15/2028	77,000	107,764
5.38% due 02/15/2031	500,000	723,203
6.13% due 11/15/2027	544,000	818,720
6.25% due 08/15/2023	1,613,000	2,340,615
Security Description	Principal Amount	Value (Note 2)
United States Treasury Bonds (continued)
6.38% due 08/15/2027	$1,217,000	$1,867,334
6.75% due 08/15/2026	377,000	589,828
7.88% due 02/15/2021	1,267,000	1,933,363
8.13% due 08/15/2019	66,000	97,484
8.13% due 05/15/2021	22,000	34,232
8.75% due 05/15/2017	1,725,000	2,369,719
8.75% due 05/15/2020	1,035,000	1,612,821
8.75% due 08/15/2020	1,389,000	2,182,250
9.00% due 11/15/2018	3,800,000	5,657,250
9.13% due 05/15/2018	55,000	80,438
		39,126,391
United States Treasury Notes — 20.0%
0.25% due 01/31/2014	425,000	425,199
0.25% due 03/31/2014	1,550,000	1,550,484
0.25% due 09/30/2014	325,000	325,076
0.38% due 04/15/2015	800,000	801,750
0.50% due 11/30/2012	3,208,000	3,210,005
0.63% due 05/31/2017	107,000	107,267
0.63% due 08/31/2017	487,000	487,304
0.88% due 11/30/2016	4,659,000	4,734,345
0.88% due 02/28/2017	2,000,000	2,030,782
0.88% due 07/31/2019	2,417,000	2,393,964
1.00% due 08/31/2016	5,370,000	5,484,112
1.00% due 10/31/2016	4,644,000	4,741,598
1.00% due 03/31/2017	2,238,000	2,282,760
1.25% due 08/31/2015	1,641,000	1,685,615
1.25% due 09/30/2015	1,716,000	1,763,592
1.25% due 10/31/2015	4,331,000	4,452,472
1.38% due 11/30/2015	1,100,000	1,135,493
1.38% due 09/30/2018	743,000	766,451
1.50% due 08/31/2018	3,224,000	3,349,936
1.63% due 08/15/2022	11,585,000	11,572,326
1.75% due 07/31/2015	2,604,000	2,709,787
1.75% due 05/15/2022	1,252,000	1,269,606
1.88% due 08/31/2017	3,079,000	3,268,309
1.88% due 10/31/2017	984,000	1,044,270
2.00% due 01/31/2016	2,932,000	3,091,656
2.00% due 11/15/2021	2,208,000	2,305,117
2.00% due 02/15/2022	1,938,000	2,015,671
2.13% due 05/31/2015	270,000	283,057
2.13% due 08/15/2021	1,980,000	2,094,468
2.25% due 01/31/2015	2,407,000	2,517,573
2.38% due 02/28/2015	5,244,000	5,507,836
2.38% due 05/31/2018	1,256,000	1,367,568
2.50% due 04/30/2015	3,705,000	3,915,722
2.63% due 04/30/2016	4,372,000	4,718,686
2.63% due 08/15/2020	922,000	1,019,314
2.63% due 11/15/2020	1,302,000	1,437,489
2.75% due 02/15/2019	461,000	513,619
3.13% due 05/15/2019	2,092,000	2,384,880
3.13% due 05/15/2021	13,000	14,861
3.38% due 11/30/2012	1,565,000	1,573,376
3.38% due 11/15/2019	856,000	992,425
3.50% due 05/15/2020	815,000	954,250
3.63% due 08/15/2019	32,000	37,585
3.63% due 02/15/2020	4,555,000	5,367,785

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes (continued)
3.88% due 05/15/2018	$35,000	$41,040
4.00% due 11/15/2012	3,060,000	3,074,465
4.00% due 02/15/2014	464,000	488,052
4.00% due 02/15/2015	5,228,000	5,687,494
4.00% due 08/15/2018	49,000	58,084
4.25% due 08/15/2013	2,053,000	2,125,658
4.25% due 11/15/2013	1,096,000	1,145,662
4.25% due 11/15/2014	3,985,000	4,320,613
4.25% due 08/15/2015	831,000	924,293
4.25% due 11/15/2017	116,000	136,962
4.50% due 05/15/2017	50,000	58,973
4.75% due 05/15/2014	5,770,000	6,192,156
		127,958,893
Total U.S. Government Treasuries (cost $158,353,389)		167,085,284
MUNICIPAL BONDS & NOTES — 0.8%
U.S. Municipal Bonds & Notes — 0.8%
Bay Area Toll Authority Revenue Bonds Series F-2 6.26% due 04/01/2049	475,000	668,510
California State Public Works Board Revenue Bonds Series G2 8.36% due 10/01/2034	125,000	158,849
Los Angeles County Metropolitan Transportation Authority Revenue Bonds 5.74% due 06/01/2039	215,000	268,426
Metropolitan Transportation Authority Revenue Bonds Series A2 6.09% due 11/15/2040	130,000	167,562
New Jersey State Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040	125,000	184,451
New York State Dormitory Authority Revenue Bonds Series F 5.63% due 03/15/2039	30,000	37,137
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	434,000	493,367
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	315,000	354,854
Port Authority of New York & New Jersey Revenue Bonds Series 158 5.86% due 12/01/2024	280,000	363,101
Port Authoriy of New York & New Jersey Revenue Bonds Series 174th 4.46% due 10/01/2062	320,000	320,000
Security Description	Shares/ Principal Amount	Value (Note 2)
U.S. Municipal Bonds & Notes (continued)
State of California General Obligation Bonds 4.85% due 10/01/2014	$125,000	$133,965
State of California General Obligation Bonds 7.55% due 04/01/2039	375,000	508,691
State of California General Obligation Bonds 7.63% due 03/01/2040	305,000	414,971
State of Illinois General Obligation Bonds 5.10% due 06/01/2033	120,000	116,299
State of Illinois General Obligation Bonds 5.88% due 03/01/2019	295,000	331,766
University of California Revenue Bonds 6.55% due 05/15/2048	450,000	591,165
Total Municipal Bonds & Notes (cost $4,518,753)		5,113,114
EXCHANGE-TRADED FUNDS — 0.4%
iShares Barclays 1-3 Year Treasury Bond Fund	10,680	902,460
iShares Barclays 3-7 Year Treasury Bond Fund	6,950	859,784
iShares Barclays 7-10 Year Treasury Bond Fund	2,253	244,360
iShares Barclays 10-20 Year Treasury Bond Fund	608	83,138
iShares Barclays 20+ Year Treasury Bond Fund	1,803	223,987
Total Exchange-Traded Funds (cost $2,310,934)		2,313,729
COMMON STOCK — 0.0%
Insurance-Reinsurance — 0.0%
WMI Holdings Corp.† (cost $0)	1,980	1,010
PREFERRED STOCK — 0.0%
Banks-Super Regional — 0.0%
US Bancorp FRS Series A 3.50%	280	240,800
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†	58,000	6
Total Preferred Stock (cost $195,235)		240,806
WARRANTS† — 0.0%
Publishing-Periodicals — 0.0%
Reader's Digest Assoc., Inc. Expires 02/19/2014(7)(10)	175	0
Television — 0.0%
ION Media Networks, Inc. Expires 12/18/2016 (strike price $500.00)(7)(9)(10)	11	2,750

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
WARRANTS (continued)
ION Media Networks, Inc. Expires 12/18/2016 (strike price $687.00)(7)(9)(10)	11	$1,650
		4,400
Total Warrants (cost $181)		4,400
Total Long-Term Investment Securities (cost $540,454,926)		573,878,870
REPURCHASE AGREEMENTS — 8.2%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 09/28/2012, to be repurchased 10/01/2012 in the amount of $1,385,001 and collateralized by $1,410,000 of United States Treasury Notes, bearing interest at 0.38%, due 04/15/2015 and having an approximate value of $1,415,262	$1,385,000	1,385,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 09/28/2012, to be repurchased 10/01/2012 in the amount of $11,165,009 and collateralized by $11,355,000 of Federal National Mtg. Assoc., bearing interest at 0.74%, due 06/04/2015 and having an approximate value of $11,388,872	11,165,000	11,165,000
Bank of America Securities LLC Joint Repurchase Agreement(11)	725,000	725,000
Barclays Capital, Inc. Joint Repurchase Agreement(11)	440,000	440,000
BNP Paribas SA Joint Repurchase Agreement(11)	440,000	440,000
Deutsche Bank AG Joint Repurchase Agreement(11)	385,000	385,000
Royal Bank of Scotland Joint Repurchase Agreement(11)	585,000	585,000
State Street Bank & Trust Co. Joint Repurchase Agreement(11)	36,573,000	36,573,000
UBS Securities LLC Joint Repurchase Agreement(11)	475,000	475,000
Total Repurchase Agreements (cost $52,173,000)		52,173,000
TOTAL INVESTMENTS (cost $592,627,926)(12)	98.1%	626,051,870
Other assets less liabilities	1.9	11,879,726
NET ASSETS	100.0%	$637,931,596

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2012, the aggregate value of these securities was $46,783,584 representing 7.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

†  Non-income producing security

(1)  Collateralized Mortgage Obligation

(2)  Commercial Mortgage Backed Security

(3)  Interest Only

(4)  Perpetual maturity — maturity date reflects the next call date.

(5)  PIK ("Payment in Kind") Security — Income may be paid in additional securities or cash at the discretion of the issuer.

(6)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(7)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(8)  Principal amount of security is adjusted for inflation.

(9)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2012, the Diversified Fixed Income Portfolio held the following restricted securities:

Name Acquistion	Date	Acquistion Shares	Cost	Value Per Value	% of Net Share	Assets
ION Media Networks, Inc. Expires 12/18/2016 (strike price $500.00) Warrants	03/01/2011	11	$—	$2,750	$250.00	0.00%
ION Media Networks, Inc. Expires 12/18/2016 (strike price $687.00) Warrants	11/11/2010	11	—	1,650	150.00	0.00
				$4,400		0.00%

(10)  Illiquid security. At September 30, 2012, the aggregate value of these securities was $4,403 representing 0.0% of net assets.

(11)  See Note 2 for details of Joint Repurchase Agreements.

(12)  See Note 4 for cost of investments on a tax basis.

(13)  Security currently paying interest/dividends in the form of additional securities.

TIPS — Treasury Inflation Protected Security

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at September 30, 2012 and unless otherwise noted, the dates shown are the original maturity dates.

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2012	Unrealized Appreciation (Depreciation)
63	Long	U.S. Treasury 5YR Notes	December 2012	$7,845,055	$7,851,867	$6,812
66	Short	U.S. Treasury 10YR Notes	December 2012	8,761,488	8,809,969	(48,481)
5	Long	U.S. Long Bonds	December 2012	747,500	746,875	(625)
2	Long	U.S. Ultra Bonds	December 2012	330,375	330,438	63
						$(42,231)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Asset Backed Securities	$—	$14,702,645	$—	$14,702,645
U.S. Corporate Bonds & Notes:
Airlines	—	286,650	443,141	729,791
Gambling (Non-Hotel)	—	—	1,059	1,059
Recycling	—	—	3	3
Other Industries*	—	168,781,338	—	168,781,338
Foreign Corporate Bonds & Notes	—	53,830,287	—	53,830,287
Foreign Government Agencies	—	10,191,042	—	10,191,042
U.S. Government Agencies:
Federal National Mtg. Assoc.	—	40,829,880	—	40,829,880
Government National Mtg. Assoc.	—	84,632,527	—	84,632,527
Other U.S. Government Agencies*	—	25,421,955	—	25,421,955
U.S. Government Treasuries:
Unites States Treasury Bonds	—	39,126,391	—	39,126,391
Unites States Treasury Notes	—	127,958,893	—	127,958,893
Municipal Bond & Notes	—	5,113,114	—	5,113,114
Exchange-Traded Funds	2,313,729	—	—	2,313,729
Common Stock	1,010	—	—	1,010
Preferred Stock:
Banks - Super Regional	240,800	—	—	240,800
Finance - Investment Banker/Broker	—	6	—	6
Warrants	—	—	4,400	4,400
Repurchase Agreements	—	52,173,000	—	52,173,000
Other Financial Instruments:†
Open Futures Contracts - Appreciation	6,875	—	—	6,875
Total	$2,562,414	$623,047,728	$448,603	$626,058,745
Liabilities:
Other Financial Instruments:†
Open Futures Contracts - Depreciation	$49,106	$—	$—	$49,106

*  Sum of all other industries or U.S. government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or U.S. government agency classification, please refer to Portfolio of Investments.

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Real Return Portfolio

PORTFOLIO PROFILE — September 30, 2012 (unaudited)

Industry Allocation*
United States Treasury Notes	52.1%
Sovereign	36.4
Repurchase Agreements	11.6
Paper & Related Products	0.1
100.2%

*  Calculated as a percentage of net assets

Credit Quality†#
Aaa	100.0%

†  Source: Moody's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

Seasons Series Trust Real Return Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited)

Security Description	Principal Amount(7)		Value (Note 2)
FOREIGN GOVERNMENT AGENCIES(1) — 13.6%
Sovereign — 13.6%
Bundesrepublik Deutschland Bonds 1.75% due 04/15/2020		13,553,716	$20,668,990
Government of Canada Bonds 4.25% due 12/01/2021	CAD	13,052,959	18,919,421
Swedish Government Bonds 0.50% due 06/01/2017	SEK	26,366,974	4,177,795
Swedish Government Bonds 3.50% due 12/01/2015	SEK	89,750,456	15,387,763
Total Foreign Government Agencies (cost $57,272,027)			59,153,969
FOREIGN GOVERNMENT TREASURIES(1) — 22.8%
Sovereign — 22.8%
Australian Government Senior Bonds 4.00% due 08/20/2015	AUD	2,708,310	3,117,460
Australian Government Senior Bonds 4.00% due 08/20/2020	AUD	3,151,718	4,206,130
French Government Bonds 1.10% due 07/25/2022	EUR	6,020,721	8,421,644
French Government Bonds 1.60% due 07/25/2015	EUR	6,051,904	8,446,597
French Government Bonds 2.25% due 07/25/2020	EUR	20,318,146	31,004,376
United Kingdom Gilt Bonds 1.25% due 11/22/2017	GBP	8,841,345	16,377,429
United Kingdom Gilt Bonds 2.50% due 07/26/2016	GBP	10,542,706	19,670,687
United Kingdom Gilt Bonds 2.50% due 04/16/2020	GBP	4,048,175	8,322,860
Total Foreign Government Treasuries (cost $93,893,684)			99,567,183
U.S. GOVERNMENT TREASURIES — 52.1%
United States Treasury Notes — 52.1%
0.13% due 04/15/2016 TIPS(1)		$22,472,700	23,815,803
0.13% due 04/15/2017 TIPS(1)		14,954,571	16,110,050
0.13% due 01/15/2022 TIPS(1)		12,046,251	13,149,230
0.13% due 07/15/2022 TIPS(1)		12,229,828	13,363,949
0.50% due 04/15/2015 TIPS(1)		14,299,171	15,023,067
0.63% due 07/15/2021 TIPS(1)		14,943,432	17,106,733
1.13% due 01/15/2021 TIPS(1)		15,789,254	18,691,760
1.25% due 04/15/2014 TIPS(1)		4,709,354	4,896,258
1.25% due 07/15/2020 TIPS(1)		13,815,127	16,516,634
1.38% due 01/15/2020 TIPS(1)		8,370,208	10,014,820
1.63% due 01/15/2015 TIPS(1)		18,868,585	20,223,292
1.63% due 01/15/2018 TIPS(1)		6,479,876	7,581,961
Security Description	Shares/ Principal Amount(7)	Value (Note 2)
United States Treasury Notes (continued)
1.63% due 08/15/2022	$3,425,000	$3,421,253
1.88% due 07/15/2019 TIPS(1)	6,706,563	8,238,596
2.00% due 01/15/2016 TIPS(1)	8,022,872	8,993,142
2.13% due 01/15/2019 TIPS(1)	11,045,003	13,553,422
2.38% due 01/15/2017 TIPS(1)	6,703,167	7,862,084
2.63% due 07/15/2017 TIPS(1)	6,660,457	8,048,223
Total U.S. Government Treasuries (cost $215,803,069)		226,610,277
COMMON STOCK — 0.1%
Food-Misc./Diversified — 0.0%
Wornick Co.†(2)(3)	765	68,422
Paper & Related Products — 0.1%
Caraustar Industries, Inc.†(2)(3)	25	319,252
Printing-Commercial — 0.0%
Quad/Graphics, Inc.	49	831
Total Common Stock (cost $162,682)		388,505
WARRANTS† — 0.0%
Publishing-Periodicals — 0.0%
Reader's Digest Assoc., Inc. Expires 02/19/2014(2)(3)	1,705	0
Television — 0.0%
ION Media Networks, Inc. Expires 12/18/2016 (strike price $500.00)(2)(3)(4)	117	29,250
ION Media Networks, Inc. Expires 12/18/2016 (strike price $687.00)(2)(3)(4)	116	17,400
Total Warrants (cost $1,765)		46,650
Total Long-Term Investment Securities (cost $367,133,227)		385,766,584
REPURCHASE AGREEMENTS — 11.6%
Bank of America Securities LLC Joint Repurchase Agreement(5)	$11,945,000	11,945,000
Barclays Capital Inc. Joint Repurchase Agreement(5)	7,295,000	7,295,000
BNP Paribas SA Joint Repurchase Agreement(5)	7,295,000	7,295,000
Deutsche Bank AG Joint Repurchase Agreement(5)	6,385,000	6,385,000
Royal Bank of Scotland Joint Repurchase Agreement(5)	9,725,000	9,725,000
UBS Securities LLC Joint Repurchase Agreement(5)	7,915,000	7,915,000
Total Repurchase Agreements (cost $50,560,000)		50,560,000
TOTAL INVESTMENTS (cost $417,693,227)(6)	100.2%	436,326,584
Liabilities in excess of other assets	(0.2)	(909,327)
NET ASSETS	100.0%	$435,417,257

†  Non-income producing security

Seasons Series Trust Real Return Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

(1)  Principal amount of security is adjusted for inflation.

(2)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(3)  Illiquid security. At September 30, 2012, the aggregate value of these securities was $434,324 representing 0.1% of net assets.

(4)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2012, the Real Return Portfolio held the following restricted securities:

Name	Acquistion Date	Shares	Acquistion Cost	Value	Value Per Share	% of Net Assets
ION Media Networks, Inc. Expires 12/18/2016 (strike price $500.00) Warrants	03/01/2011	117	$—	$29,250	$250.00	0.01%
ION Media Networks, Inc. Expires 12/18/2016 (strike price $687.00) Warrants	11/11/2010	116	—	17,400	150.00	0.00
				$46,650		0.01%

(5)  See Note 2 for details of Joint Repurchase Agreements.

(6)  See Note 4 for cost of investments on a tax basis.

(7)  Denominated in United States dollars unless otherwise indicated.

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro Dollar

GBP — Pound Sterling

SEK — Swedish Krona

TIPS — Treasury Inflation Protected Securities

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	EUR	185,000	USD	241,767	12/19/2012	$3,834	$—
	SEK	1,630,000	USD	250,047	12/19/2012	2,475	—
						6,309	—
Barclays Bank PLC	AUD	7,097,000	USD	7,442,581	12/19/2012	129,359	—
	SEK	27,426,000	USD	4,186,696	10/31/2012	15,039	—
	SEK	101,870,000	USD	15,383,338	12/19/2012	—	(89,153)
						144,398	(89,153)
Deutsche Bank AG London	USD	411,693	GBP	255,000	12/19/2012	—	(10)
Goldman Sachs International	GBP	27,862,000	USD	45,156,083	12/19/2012	174,389	—
JP Morgan Chase Bank N.A.	EUR	53,087,000	USD	68,857,183	12/19/2012	580,594	—
Royal Bank of Canada	CAD	18,601,000	USD	18,977,886	12/19/2012	90,439	—
Net Unrealized Appreciation (Depreciation)						$996,129	$(89,163)

AUD — Australian Dollar
CAD — Canadian Dollar
EUR — Euro Dollar
GBP — Pound Sterling
SEK — Swedish Krona
USD — United States Dollar

Seasons Series Trust Real Return Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Foreign Government Agencies	$—	$59,153,969	$—	$59,153,969
Foreign Government Treasuries	—	99,567,183	—	99,567,183
U.S. Government Treasuries	—	226,610,277	—	226,610,277
Common Stock
Food-Misc./Diversified	—	—	68,422	68,422
Paper & Related Products	—	—	319,252	319,252
Printing - Commercial	831	—	—	831
Warrants	—	—	46,650	46,650
Repurchase Agreements	—	50,560,000	—	50,560,000
Other Financial Instruments:+
Open Forward Foreign Currency Contracts - Appreciation	—	996,129	—	996,129
Total	$831	$436,887,558	$434,324	$437,322,713
Liabilities:
Other Financial Instruments:+
Open Forward Foreign Currency Contracts - Depreciation	$—	$89,163	$—	$89,163

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Cash Management Portfolio

PORTFOLIO PROFILE — September 30, 2012 (unaudited)

Industry Allocation*
Banks — Foreign U.S. Branches	35.2%
U.S. Government Agency	20.0
Asset Backed Commercial Paper/Fully Supported	18.1
Municipal	9.1
Asset Backed Commercial Paper/Auto	8.0
Diversified	5.0
Banks-Domestic	2.6
Sovereigns/Supranational	1.5
Asset Backed Commercial Paper/Diversified	0.6
100.1%

Weigted average days to maturity — 46

Credit Quality#†
Government — Agency	20.0%
Government — Treasury	1.5
P-1	69.3
Aaa	2.6
Aa1	4.2
Aa2	0.9
Aa3	1.1
A2/VMIG1	0.4
100.0%

*  Caculated as a percentage of net assets

#  Caculated as a percentage of total debt issues, including short-term securities.

†  Source: Moody's

Seasons Series Trust Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited)

Security Description	Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 100.1%
Asset-Backed Commercial Paper — 26.6%
Chariot Funding LLC 0.25% due 01/11/2013*	$500,000	$499,760
Fairway Finance LLC 0.24% due 01/09/2013*	535,000	534,540
FCAR Owner Trust I 0.41% due 02/04/2013	215,000	214,731
FCAR Owner Trust I 0.45% due 10/01/2012	1,000,000	1,000,000
FCAR Owner Trust I 0.45% due 01/02/2013	533,000	532,600
FCAR Owner Trust II 0.28% due 10/01/2012	629,000	629,000
FCAR Owner Trust II 0.28% due 11/14/2012	160,000	159,945
FCAR Owner Trust II 0.28% due 12/10/2012	125,000	124,939
Gotham Funding Corp. 0.28% due 10/22/2012*	330,000	329,946
Gotham Funding Corp. 0.28% due 10/23/2012*	580,000	579,901
Gotham Funding Corp. 0.28% due 11/13/2012*	250,000	249,916
Jupiter Securitization Co. LLC 0.25% due 01/03/2013*	350,000	349,706
Kells Funding LLC 0.43% due 10/17/2012*	250,000	249,952
Kells Funding LLC 0.45% due 10/18/2012*	1,639,000	1,638,652
Kells Funding LLC 0.59% due 01/02/2013*	300,000	299,775
Kells Funding LLC 0.60% due 01/02/2013*	361,000	360,729
MetLife Short Term Funding LLC 0.24% due 10/15/2012*	960,000	959,910
MetLife Short Term Funding LLC 0.24% due 10/23/2012*	325,000	324,952
MetLife Short Term Funding LLC 0.37% due 03/12/2013*	1,250,000	1,247,425
Old Line Funding LLC 0.30% due 01/16/2013*	649,000	648,721
Royal Park Investments Funding Corp. 0.55% due 10/16/2012*	290,000	289,934
Royal Park Investments Funding Corp. 0.55% due 10/18/2012*	265,000	264,931
Royal Park Investments Funding Corp. 0.55% due 10/19/2012*	305,000	304,916
Royal Park Investments Funding Corp. 0.55% due 10/30/2012*	345,000	344,847
Thunder Bay Funding LLC 0.32% due 03/04/2013*	300,000	299,697
Working Capital Management Co. 0.24% due 10/03/2012*	835,000	834,989
Working Capital Management Co. 0.24% due 10/17/2012*	600,000	599,936
Total Asset-Backed Commercial Paper (cost $13,873,705)		13,874,350
Security Description	Principal Amount	Value (Note 2)
Certificates of Deposit — 36.4%
Bank of Nova Scotia Houston FRS 0.27% due 10/17/2012	$610,000	$610,000
Bank of Nova Scotia Houston FRS 0.27% due 10/15/2012	200,000	200,000
Bank of Nova Scotia Houston FRS 0.27% due 10/18/2012	350,000	350,000
Bank of Nova Scotia Houston FRS 0.31% due 12/19/2012	235,000	235,096
Bank of Nova Scotia Houston FRS 0.31% due 12/20/2012	235,000	235,099
Bank of Nova Scotia Houston 0.32% due 10/18/2012	350,000	350,000
Bank of Nova Scotia Houston 0.33% due 01/10/2013	900,000	900,468
Bank of Tokyo-Mitsubishi UFJ, Ltd. NY 0.34% due 11/08/2012	575,000	575,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. NY 0.34% due 11/13/2012	400,000	400,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. NY 0.26% due 12/26/2012	450,000	450,000
Barclays Bank PLC NY 0.36% due 11/29/2012	300,000	300,078
National Australia Bank, Ltd. NY FRS 0.27% due 10/26/2012	1,200,000	1,200,000
National Australia Bank, Ltd. NY 0.35% due 01/18/2013	1,400,000	1,400,784
Nordea Bank Finland PLC NY 0.35% due 02/13/2013	570,000	570,239
Nordea Bank Finland PLC NY 0.36% due 02/15/2013	650,000	650,307
Nordea Bank Finland PLC NY 0.36% due 02/21/2013	500,000	500,245
Nordea Bank Finland PLC NY 0.40% due 01/18/2013	870,000	870,487
Rabobank Nederland NV NY 0.51% due 10/02/2012	670,000	670,000
Skandinaviska Enskilda Banken NY 0.34% due 11/30/2012	400,000	400,084
Skandinaviska Enskilda Banken NY 0.44% due 10/01/2012	1,200,000	1,200,000
State Street Bank & Trust Co. 0.19% due 10/11/2012	625,000	625,000
Sumitomo Mitsui Banking Corp. NY 0.32% due 11/09/2012	230,000	230,000
Sumitomo Mitsui Banking Corp. NY 0.32% due 11/23/2012	500,000	500,000
Sumitomo Mitsui Banking Corp. NY 0.32% due 11/27/2012	300,000	300,000
Sumitomo Mitsui Banking Corp. NY 0.34% due 10/24/2012	600,000	600,000
Svenska Handelsbanken NY 0.29% due 10/19/2012	600,000	600,000
Svenska Handelsbanken NY 0.30% due 03/20/2013	250,000	250,000
Toronto-Dominion Bank NY 0.26% due 03/14/2013	270,000	270,100
Toronto-Dominion Bank NY 0.27% due 02/28/2013	350,000	350,164

Seasons Series Trust Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES (continued)
Certificates of Deposit (continued)
Toronto-Dominion Bank NY 0.27% due 03/11/2013	$250,000	$250,103
Toronto-Dominion Bank NY FRS 0.33% due 11/05/2012	165,000	165,012
Westpac Banking Corp. NY FRS 0.28% due 12/06/2012	1,300,000	1,300,090
Westpac Banking Corp. NY 0.40% due 01/02/2013	1,426,000	1,426,755
Total Certificates of Deposit (cost $18,931,018)		18,935,111
Commercial Paper — 6.4%
General Electric Capital Corp. 0.33% due 03/05/2013	500,000	499,505
General Electric Capital Corp. 0.34% due 02/14/2013	1,200,000	1,199,052
General Electric Capital Corp. 0.34% due 03/27/2013	100,000	99,880
General Electric Capital Corp. 0.37% due 12/17/2012	780,000	779,766
JP Morgan Chase & Co. 0.25% due 11/13/2012	250,000	249,925
JP Morgan Chase & Co. 0.28% due 11/01/2012	500,000	499,879
Total Commercial Paper (cost $3,326,769)		3,328,007
U.S. Corporate Notes — 0.1%
Cheyne Finance LLC FRS Escrow Security 4.83% due 10/25/2012(1)(2)(3)(4)(5)*	394,530	3,906
Cheyne Finance LLC FRS Escrow Security 4.83% due 04/08/2013(1)(2)(3)(4)(5)*	592,098	5,862
General Electric Capital Corp. Senior Notes 2.80% due 01/08/2013	25,000	25,159
Total U.S. Corporate Notes (cost $50,426)		34,927
Municipal Bonds & Notes — 9.1%
City of New York NY VRDN Series D-3 General Obligation Bonds (LOC-Bank of NY Mellon) 0.19% due 10/01/2039(6)	100,000	100,000
Colorado Housing & Finance Authority VRDN Series AA1 Revenue Bonds (LOC-FNMA & FHLMC) 0.18% due 05/01/2041(6)	100,000	100,000
Illinois State Toll Highway Authority VRDN Series A-1A Revenue Bonds 0.25% due 01/01/2031(6)	300,000	300,000
Security Description	Principal Amount	Value (Note 2)
Municipal Bonds & Notes (continued)
Iowa Finance Authority Single Family Mtg. VRDN Series C Revenue Bonds 0.17% due 07/01/2037(6)	$615,000	$615,000
Massachusetts Bay Transportation Authority VRDN Series A-1 Revenue Bonds 0.18% due 03/01/2030(6)	800,000	800,000
Metropolitan Water District of Southern California VRDN Series A-2 Revenue Bonds 0.17% due 07/01/2037(6)	365,000	365,000
Metropolitan Water District of Southern California VRDN Series B-4 Revenue Bonds 0.18% due 07/01/2035(6)	300,000	300,000
Minnesota Office of Higher Education VRDN Series A Revenue Bonds (LOC-U.S. Bank NA) 0.18% due 12/01/2043(6)	115,000	115,000
New York City Municipal Water Finance Authority VRDN Series BB-1 Revenue Bonds 0.20% due 06/15/2039(6)	105,000	105,000
Port of Seattle Washington VRDN Revenue Bonds (LOC-Landesbank Hessen) 0.25% due 07/01/2033(6)	190,000	190,000
State of California VRDN Series A-A2-1 General Obligation Bonds (LOC-Barclays Bank PLC) 0.16% due 05/01/2040(6)	225,000	225,000
State of Texas VRDN Series A-2 General Obligation Bonds 0.18% due 12/01/2029(6)	250,000	250,000
State of Texas VRDN General Obligation Bonds 0.19% due 12/01/2024(6)	100,000	100,000
State of Texas VRDN Series B General Obligation Bonds 0.21% due 12/01/2026(6)	390,000	390,000
State of Texas VRDN General Obligation Bonds 0.21% due 06/01/2031(6)	195,000	195,000
State of Texas VRDN Series B General Obligation Bonds 0.21% due 06/01/2045(6)	100,000	100,000

Seasons Series Trust Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES (continued)
Municipal Bonds & Notes (continued)
State of Texas VRDN Series B General Obligation Bonds 0.25% due 12/01/2032(6)	$100,000	$100,000
University of Texas System VRDN Series B Revenue Bonds 0.17% due 08/01/2025(6)	120,000	120,000
Wisconsin Health & Educational Facilities Authority VRDN Revenue Bonds (LOC-PNC Bank NA) 0.17% due 08/15/2036(6)	280,000	280,000
Total Municipal Bonds & Notes (cost $4,750,000)		4,750,000
U.S. Government Agencies — 20.0%
Federal Home Loan Bank Disc. Notes 0.00% due 10/01/2012	10,227,000	10,227,000
Federal Home Loan Bank Bonds 1.88% due 06/21/2013	180,000	182,187
Total U.S. Government Agencies (cost $10,409,110)		10,409,187
U.S. Government Treasuries — 1.5%
United States Treasury Notes 0.50% due 11/30/2012	120,000	120,076
1.13% due 12/15/2012	150,000	150,305
1.38% due 01/15/2013	340,000	341,221
3.88% due 10/31/2012	175,000	175,534
Total U.S. Government Treasuries (cost $787,072)		787,136
TOTAL INVESTMENTS (cost $52,128,100)(7)	100.1%	52,118,718
Liabilities in excess of other assets	(0.1)	(71,526)
NET ASSETS	100.0%	$52,047,192

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2012, the aggregate value of these securities was $11,222,904 representing 21.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Illiquid security. At September 30, 2012, the aggregate value of these securities was $9,768 representing 0.0% of net assets.

(2)  Security in default.

(3)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(4)  Security issued by a structured investment vehicle ("SIV"). These SIV's may be affected by, among other things, changes in interest rates, the quality of the underlying assets or the market's assessment thereof, factors concerning the interest in and structure of the issuer or the originator of the receivables, or the credit worthiness of the entities that provide any credit enhancements.

(5)  On August 28, 2007, mark to market losses experienced in the investment portfolio of SIV Portfolio, PLC ("SIV Portfolio") (formerly Cheyne Finance PLC), the issuer of the underlying notes held by Cheyne Finance LLC, the issuer of the medium term notes (the "Notes") held by the Portfolio, triggered the appointment of receivers (Deloitte &Touche LLP) (collectively, the "Receiver"). On October 17, 2007, the Receiver determined that SIV Portfolio was about to become unable to pay its debts as they came due and that an insolvency event had occurred. As a result of this determination, the Notes became immediately due and payable and are in default as a result of non payment. These events, which are based on published reports, materially adversely affect the ability of SIV Portfolio to make interest and principal payments due on the Notes. On April 16, 2008, however, the Receiver made a partial payment of principal and interest due on the Notes. On July 23, 2008, the Receiver concluded the sale of SIV Portfolio's investment portfolio and a distribution to senior creditors, including the Portfolio, was made. Furthermore, an additional distribution to senior creditors, including the Portfolio, was made on August 13, 2008. The market value of the Notes, as of September 30, 2012, represents the Notes' residual value that may be distributed to the Portfolio.

(6)  The security's effective maturity date is less than one year.

(7)  See Note 4 for cost of investments on a tax basis.

FHLMC — Federal Home Loan Mtg. Corp.

FNMA — Federal National Mtg. Assoc.

FRS — Floating Rate Security

LOC — Letter of Credit

VRDN — Variable Rate Demand Note

Seasons Series Trust Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Short-Term Investment Securities:
Asset-Backed Commercial Paper	$—	$13,874,350	$—	$13,874,350
Certificates of Deposit	—	18,935,111	—	18,935,111
Commercial Paper	—	3,328,007	—	3,328,007
U.S. Corporate Notes	—	25,159	9,768	34,927
Municipal Bonds & Notes	—	4,750,000	—	4,750,000
U.S. Government Agencies	—	10,409,187	—	10,409,187
U.S. Government Treasuries	—	787,136	—	787,136
Total	$—	$52,108,950	$9,768	$52,118,718

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Focus Growth Portfolio

PORTFOLIO PROFILE — September 30, 2012 (unaudited)

Industry Allocation*
Computers	12.5%
Medical-Biomedical/Gene	7.1
Repurchase Agreements	5.0
Cellular Telecom	4.5
Retail-Building Products	4.4
E-Commerce/Products	4.3
Telecommunication Equipment	3.8
Retail-Apparel/Shoe	3.8
Broadcast Services/Program	3.8
Web Hosting/Design	3.4
Pipelines	3.4
Retail-Major Department Stores	3.3
Entertainment Software	3.2
Building-Heavy Construction	3.2
Engineering/R&D Services	3.2
Food-Misc./Diversified	3.2
Airlines	3.2
Wireless Equipment	2.9
Retail-Discount	2.8
Athletic Footwear	2.5
E-Commerce/Services	2.4
Multimedia	2.1
Industrial Automated/Robotic	1.9
Retail-Bookstores	1.9
Commerical Paper	1.7
Metal-Diversified	1.5
Metal Processors & Fabrication	1.3
Pharmacy Services	1.3
97.6%

*  Calculated as a percentage of net assets

Seasons Series Trust Focus Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCK — 90.9%
Airlines — 3.2%
Copa Holdings SA, Class A	62,690	$5,094,816
Athletic Footwear — 2.5%
NIKE, Inc., Class B	42,762	4,058,541
Broadcast Services/Program — 3.8%
Digital Generation, Inc.†	536,767	6,097,673
Building-Heavy Construction — 3.2%
Chicago Bridge & Iron Co. NV	134,100	5,107,869
Cellular Telecom — 4.5%
Vringo, Inc.†	2,491,500	7,225,350
Computers — 12.5%
Apple, Inc.	30,176	20,135,238
E-Commerce/Products — 4.3%
eBay, Inc.†	141,614	6,855,534
E-Commerce/Services — 2.4%
priceline.com, Inc.†	6,329	3,915,942
Engineering/R&D Services — 3.2%
Shaw Group, Inc.†	117,062	5,106,244
Entertainment Software — 3.2%
Take-Two Interactive Software, Inc.†	490,800	5,119,044
Food-Misc./Diversified — 3.2%
Dole Food Co., Inc.†	363,500	5,099,905
Industrial Automated/Robotic — 1.9%
FANUC Corp. ADR	115,930	3,098,809
Medical-Biomedical/Gene — 7.1%
Celgene Corp.†	98,733	7,543,201
Gilead Sciences, Inc.†	57,280	3,799,383
		11,342,584
Metal Processors & Fabrication — 1.3%
Precision Castparts Corp.	12,795	2,089,935
Metal-Diversified — 1.5%
Turquoise Hill Resources, Ltd.†	282,850	2,398,568
Multimedia — 2.1%
Walt Disney Co.	66,061	3,453,669
Pharmacy Services — 1.3%
Express Scripts Holding Co.†	32,959	2,065,541
Pipelines — 3.4%
Kinder Morgan, Inc.	152,905	5,431,186
Retail-Apparel/Shoe — 3.8%
Limited Brands, Inc.	123,930	6,104,792
Retail-Bookstores — 1.9%
Barnes & Noble, Inc.†	240,204	3,069,807
Retail-Building Products — 4.4%
Home Depot, Inc.	116,414	7,027,913
Retail-Discount — 2.8%
Dollar General Corp.†	89,005	4,587,318
Retail-Major Department Stores — 3.3%
TJX Cos., Inc.	118,081	5,288,848
Telecommunication Equipment — 3.8%
Tellabs, Inc.	1,749,900	6,194,646
Security Description	Shares/ Principal Amount	Value (Note 2)
Web Hosting/Design — 3.4%
Equinix, Inc.†	26,455	$5,451,053
Wireless Equipment — 2.9%
Crown Castle International Corp.†	72,600	4,653,660
Total Long-Term Investment Securities (cost $122,864,897)		146,074,485
SHORT-TERM INVESTMENT SECURITIES — 1.7%
Commerical Paper — 1.7%
BNP Paribas Financial Services LLC 0.11% due 10/01/2012 (cost $2,800,000)	$2,800,000	2,800,000
REPURCHASE AGREEMENTS — 5.0%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 09/28/2012, to be repurchased 10/01/2012 in the amount of $4,082,003 and collateralized by $2,945,000 of United States Treasury Bondss, bearing interest at 5.25%, due 02/15/2029 and having an approximate value of $4,165,414	4,082,000	4,082,000
State Street Bank & Trust Co. Joint Repurchase Agreement(1)	3,937,000	3,937,000
Total Repurchase Agreements (cost $8,019,000)		8,019,000
TOTAL INVESTMENTS (cost $133,683,897)(2)	97.6%	156,893,485
Other assets less liabilities	2.4	3,815,069
NET ASSETS	100.0%	$160,708,554

†  Non-income producing security

(1)  See Note 2 for details of Joint Repurchase Agreements.

(2)  See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

Seasons Series Trust Focus Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Computers	$20,135,238	$—	$—	$20,135,238
Medical-Biomedical/Gene	11,342,584	—	—	11,342,584
Other Industries*	114,596,663	—	—	114,596,663
Short-Term Investment Securities:
Commercial Paper	—	2,800,000	—	2,800,000
Repurchase Agreements	—	8,019,000	—	8,019,000
Total	$146,074,485	$10,819,000	$—	$156,893,485

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust Focus Value Portfolio

PORTFOLIO PROFILE — September 30, 2012 (unaudited)

Industry Allocation*
Repurchase Agreements	10.4%
Real Estate Operations & Development	9.8
Insurance-Multi-line	9.2
Banks-Super Regional	7.8
Oil Companies-Exploration & Production	6.6
Medical-Drugs	6.5
Retail-Regional Department Stores	4.2
Oil-Field Services	3.8
Diversified Banking Institutions	3.7
Networking Products	3.5
Insurance-Reinsurance	3.4
Banks-Fiduciary	3.3
Home Decoration Products	3.2
Medical Instruments	3.0
Steel-Producers	2.7
Oil Companies-Integrated	2.5
Batteries/Battery Systems	2.5
Insurance-Property/Casualty	2.3
Semiconductor Equipment	2.3
Containers-Paper/Plastic	2.2
Beverages-Non-alcoholic	1.7
Telecommunication Equipment	1.5
Investment Management/Advisor Services	1.4
Retail-Auto Parts	1.4
Finance-Investment Banker/Broker	1.3
100.2%

*  Calculated as a percentage of net assets

Seasons Series Trust Focus Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCK — 89.8%
Banks-Fiduciary — 3.3%
Bank of New York Mellon Corp.	137,713	$3,115,068
Banks-Super Regional — 7.8%
KeyCorp	315,000	2,753,100
Wells Fargo & Co.	133,400	4,606,302
		7,359,402
Batteries/Battery Systems — 2.5%
Energizer Holdings, Inc.	31,875	2,378,194
Beverages-Non-alcoholic — 1.7%
PepsiCo, Inc.	22,190	1,570,386
Containers-Paper/Plastic — 2.2%
Rock-Tenn Co., Class A	28,400	2,049,912
Diversified Banking Institutions — 3.7%
JPMorgan Chase & Co.	85,840	3,474,803
Finance-Investment Banker/Broker — 1.3%
Charles Schwab Corp.	95,000	1,215,050
Home Decoration Products — 3.2%
Newell Rubbermaid, Inc.	160,790	3,069,481
Insurance-Multi-line — 9.2%
Loews Corp.	130,000	5,363,800
MetLife, Inc.	96,230	3,316,086
		8,679,886
Insurance-Property/Casualty — 2.3%
Alleghany Corp.†	6,371	2,197,613
Insurance-Reinsurance — 3.4%
Berkshire Hathaway, Inc., Class B†	37,000	3,263,400
Investment Management/Advisor Services — 1.4%
Ameriprise Financial, Inc.	24,000	1,360,560
Medical Instruments — 3.0%
St. Jude Medical, Inc.	68,200	2,873,266
Medical-Drugs — 6.5%
Pfizer, Inc.	246,900	6,135,465
Networking Products — 3.5%
Cisco Systems, Inc.	172,100	3,285,389
Oil Companies-Exploration & Production — 6.6%
Devon Energy Corp.	102,432	6,197,136
Oil Companies-Integrated — 2.5%
BP PLC ADR	56,650	2,399,694
Oil-Field Services — 3.8%
Baker Hughes, Inc.	78,425	3,547,163
Real Estate Operations & Development — 9.8%
Cheung Kong Holdings, Ltd.	186,500	2,732,301
Henderson Land Development Co., Ltd.	453,042	3,248,514
Wheelock & Co., Ltd.	764,000	3,295,800
		9,276,615
Retail-Auto Parts — 1.4%
AutoZone, Inc.†	3,460	1,279,058
Retail-Regional Department Stores — 4.2%
Kohl's Corp.	77,900	3,990,038
Security Description	Shares/ Principal Amount	Value (Note 2)
Semiconductor Equipment — 2.3%
Applied Materials, Inc.	194,000	$2,166,010
Steel-Producers — 2.7%
POSCO ADR	31,170	2,541,602
Telecommunication Equipment — 1.5%
Tellabs, Inc.	408,050	1,444,497
Total Long-Term Investment Securities (cost $76,025,897)		84,869,688
REPURCHASE AGREEMENTS — 10.4%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 09/28/2012, to be repurchased 10/01/2012 in the amount of $4,867,004 and collateralized by $3,115,000 of United State Treasury Bonds, bearing interest at 6.25%, due 05/15/2030 and having an approximate value of $ 4,973,207	$4,867,000	4,867,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 09/28/2012, to be repurchased 10/01/2012 in the amount of $4,932,004 and collateralized by $3,560,000 of United State Treasury Bonds, bearing interest at 5.25%, due 02/15/2029 and having an approximate value of $ 5,035,271	4,932,000	4,932,000
	(cost $9,799,000)	9,799,000
TOTAL INVESTMENTS (cost $85,824,897)(1)	100.2%	94,668,688
Liabilities in excess of other assets	(0.2)	(176,486)
NET ASSETS	100.0%	$94,492,202

†  Non-income producing security

(1)  See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

Seasons Series Trust Focus Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Banks-Super Regional	$7,359,402	$—	$—	$7,359,402
Insurance-Multi-line	8,679,886	—	—	8,679,886
Medical-Drugs	6,135,465	—	—	6,135,465
Oil Companies-Exploration & Production	6,197,136	—	—	6,197,136
Retail Operations & Development	9,276,615	—	—	9,276,615
Other Industries*	47,221,184	—	—	47,221,184
Repurchase Agreements	—	9,799,000	—	9,799,000
Total	$84,869,688	$9,799,000	$—	$94,668,688

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust Allocation Growth Portfolio

PORTFOLIO PROFILE — September 30, 2012 (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	62.7%
International Equity Investment Companies	26.3
Domestic Fixed Income Investment Companies	11.3
100.3%

*  Calculated as a percentage of net assets

Seasons Series Trust Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.3%
Domestic Equity Investment Companies — 62.7%
Seasons Series Trust Focus Growth Portfolio, Class 3	417,919	$3,976,059
Seasons Series Trust Focus Value Portfolio, Class 3	279,749	3,471,890
Seasons Series Trust Large Cap Growth Portfolio, Class 3	1,621,041	18,077,345
Seasons Series Trust Large Cap Value Portfolio, Class 3	1,583,242	19,326,049
Seasons Series Trust Mid Cap Growth Portfolio, Class 3†	273,993	3,456,303
Seasons Series Trust Mid Cap Value Portfolio, Class 3	944,711	13,527,754
Seasons Series Trust Small Cap Portfolio, Class 3†	1,005,016	9,729,927
Total Domestic Equity Investment Companies (cost $54,512,847)		71,565,327
Domestic Fixed Income Investment Companies — 11.3%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3 (cost $12,522,673)	1,045,987	12,895,669
International Equity Investment Companies — 26.3%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $36,099,249)	4,149,537	30,059,813
TOTAL INVESTMENTS (cost $103,134,769)(1)	100.3%	114,520,809
Liabilities in excess of other assets	(0.3)	(296,890)
NET ASSETS	100.0%	$114,223,919

#  See Note 8

†  Non-income producing security

(1)  See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$71,565,327	$—	$—	$71,565,327
Domestic Fixed Income Investment Companies	12,895,669	—	—	12,895,669
International Equity Investment Companies	30,059,813	—	—	30,059,813
Total	$114,520,809	$—	$—	$114,520,809

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust Allocation Moderate Growth Portfolio

PORTFOLIO PROFILE — September 30, 2012 (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	49.1%
Domestic Fixed Income Investment Companies	30.7
International Equity Investment Companies	20.3
100.1%

*  Calculated as a percentage of net assets

Seasons Series Trust Allocation Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.1%
Domestic Equity Investment Companies — 49.1%
Seasons Series Trust Focus Growth Portfolio, Class 3	2,474,729	$23,544,433
Seasons Series Trust Focus Value Portfolio, Class 3	1,239,624	15,384,637
Seasons Series Trust Large Cap Growth Portfolio, Class 3	6,854,270	76,436,704
Seasons Series Trust Large Cap Value Portfolio, Class 3	8,104,248	98,925,571
Seasons Series Trust Mid Cap Growth Portfolio, Class 3†	1,208,771	15,248,150
Seasons Series Trust Mid Cap Value Portfolio, Class 3	4,487,393	64,257,038
Seasons Series Trust Small Cap Portfolio, Class 3†	3,826,454	37,045,307
Total Domestic Equity Investment Companies (cost $256,350,625)		330,841,840
Domestic Fixed Income Investment Companies — 30.7%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	15,115,008	186,348,606
Seasons Series Trust Real Return Portfolio, Class 3†	1,906,838	19,952,141
Total Domestic Fixed Income Investment Companies (cost $193,122,818)		206,300,747
International Equity Investment Companies — 20.3%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $152,228,989)	18,888,549	136,831,234
TOTAL INVESTMENTS (cost $601,702,432)(1)	100.1%	673,973,821
Liabilities in excess of other assets	(0.1)	(602,432)
NET ASSETS	100.0%	$673,371,389

#  See Note 8

†  Non-income producing security

(1)  See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$330,841,840	$—	$—	$330,841,840
Domestic Fixed Income Investment Companies	206,300,747	—	—	206,300,747
International Equity Investment Companies	136,831,234	—	—	136,831,234
Total	$673,973,821	$—	$—	$673,973,821

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust Allocation Moderate Portfolio

PORTFOLIO PROFILE — September 30, 2012 (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	44.6%
Domestic Fixed Income Investment Companies	39.8
International Equity Investment Companies	15.7
100.1%

*  Calculated as a percentage of net assets

Seasons Series Trust Allocation Moderate Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.1%
Domestic Equity Investment Companies — 44.6%
Seasons Series Trust Focus Growth Portfolio, Class 3	1,212,699	$11,537,546
Seasons Series Trust Focus Value Portfolio, Class 3	632,601	7,851,035
Seasons Series Trust Large Cap Growth Portfolio, Class 3	3,838,059	42,800,846
Seasons Series Trust Large Cap Value Portfolio, Class 3	4,563,015	55,699,045
Seasons Series Trust Mid Cap Growth Portfolio, Class 3†	615,714	7,766,981
Seasons Series Trust Mid Cap Value Portfolio, Class 3	2,166,637	31,025,071
Seasons Series Trust Small Cap Portfolio, Class 3†	1,598,124	15,472,022
Total Domestic Equity Investment Companies (cost $135,589,287)		172,152,546
Domestic Fixed Income Investment Companies — 39.8%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	10,313,293	127,149,640
Seasons Series Trust Real Return Portfolio, Class 3†	2,560,042	26,786,920
Total Domestic Fixed Income Investment Companies (cost $143,228,198)		153,936,560
International Equity Investment Companies — 15.7%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $61,689,582)	8,355,011	60,524,847
TOTAL INVESTMENTS (cost $340,507,067)(1)	100.1%	386,613,953
Liabilities in excess of other assets	(0.1)	(294,342)
NET ASSETS	100.0%	$386,319,611

#  See Note 8

†  Non-income producing security

(1)  See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$172,152,546	$—	$—	$172,152,546
Domestic Fixed Income Investment Companies	153,936,560	—	—	153,936,560
International Equity Investment Companies	60,524,847	—	—	60,524,847
Total	$386,613,953	$—	$—	$386,613,953

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust Allocation Balanced Portfolio

PORTFOLIO PROFILE — September 30, 2012 (unaudited)

Industry Allocation*
Domestic Fixed Income Investment Companies	49.4%
Domestic Equity Investment Companies	39.1
International Equity Investment Companies	11.3
99.8%

*  Calculated as a percentage of net assets

Seasons Series Trust Allocation Balanced Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2012 (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 99.8%
Domestic Equity Investment Companies — 39.1%
Seasons Series Trust Focus Growth Portfolio, Class 3	667,847	$6,353,856
Seasons Series Trust Focus Value Portfolio, Class 3	522,151	6,480,273
Seasons Series Trust Large Cap Growth Portfolio, Class 3	3,173,710	35,392,232
Seasons Series Trust Large Cap Value Portfolio, Class 3	3,762,703	45,929,933
Seasons Series Trust Mid Cap Growth Portfolio, Class 3†	318,683	4,020,055
Seasons Series Trust Mid Cap Value Portfolio, Class 3	1,455,248	20,838,364
Seasons Series Trust Small Cap Portfolio, Class 3†	659,239	6,382,333
Total Domestic Equity Investment Companies (cost $98,990,588)		125,397,046
Domestic Fixed Income Investment Companies — 49.4%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	10,124,278	124,819,327
Seasons Series Trust Real Return Portfolio, Class 3†	3,197,080	33,452,544
Total Domestic Fixed Income Investment Companies (cost $145,988,650)		158,271,871
International Equity Investment Companies — 11.3%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $34,379,497)	5,014,381	36,324,863
TOTAL INVESTMENTS (cost $279,358,735)(1)	99.8%	319,993,780
Other assets less liabilities	0.2	486,991
NET ASSETS	100.0%	$320,480,771

#  See Note 8

†  Non-income producing security

(1)  See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$125,397,046	$—	$—	$125,397,046
Domestic Fixed Income Investment Companies	158,271,871	—	—	158,271,871
International Equity Investment Companies	36,324,863	—	—	36,324,863
Total	$319,993,780	$—	$—	$319,993,780

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

(This page has been left blank intentionally)

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES

September 30, 2012 (unaudited)

	Multi- Managed Growth	Multi- Managed Moderate Growth	Multi- Managed Income/Equity	Multi- Managed Income	Asset Allocation: Diversified Growth
ASSETS:
Investments at value (unaffiliated)*	$68,182,159	$122,330,050	$95,297,853	$84,838,157	$166,133,817
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	4,091,000	12,998,000	11,080,000	15,040,000	6,480,000
Total investments	72,273,159	135,328,050	106,377,853	99,878,157	172,613,817
Cash	274,612	139,590	49,973	88,512	61,612
Foreign cash*	1	3	3	—	94,851
Due from broker	—	—	194,997	—	—
Receivable for:
Fund shares sold	3,829	7,585	4,353	8,445	10,859
Dividends and interest	151,951	383,746	454,698	461,809	698,550
Investments sold	5,961,186	18,762,719	15,610,983	22,992,370	3,031,759
Receipts on swap contracts	—	—	—	—	3,538
Prepaid expenses and other assets	1,718	1,767	1,608	1,620	20,194
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	14,549
Variation margin on futures contracts	141	1,188	109	2,391	171,508
Unrealized appreciation on forward foreign currency contracts	983	3,199	3,800	4,196	283,536
Unrealized appreciation on swap contracts	—	—	—	—	603,177
Total assets	78,667,580	154,627,847	122,698,377	123,437,500	177,607,950
LIABILITIES:
Payable for:
Fund shares redeemed	60,851	114,799	53,076	61,761	132,466
Investments purchased	9,365,411	28,632,796	23,745,374	35,001,951	3,420,637
Payments on swap contracts	—	—	—	—	8,004
Investment advisory and management fees	50,851	87,676	64,994	55,160	123,672
Service fees — Class 2	3,099	7,045	6,355	5,437	10,180
Service fees — Class 3	6,638	11,178	6,908	6,465	14,587
Trustees' fees and expenses	2,188	3,933	3,094	2,826	5,518
Other accrued expenses	91,463	102,262	90,059	86,624	162,641
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	6,362
Variation margin on futures contracts	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	—	—	—	6,055
Unrealized depreciation on forward foreign currency contracts	3,370	11,120	13,336	13,572	263,899
Unrealized depreciation on swap contracts	—	—	—	—	184,651
Total liabilities	9,583,871	28,970,809	23,983,196	35,233,796	4,338,672
NET ASSETS	$69,083,709	$125,657,038	$98,715,181	$88,203,704	$173,269,278
* Cost
Investment securities (unaffiliated)	$55,828,937	$103,939,868	$84,462,855	$77,579,089	$151,486,668
Investment securities (affiliated)	$—	$—	$—	$—	$—
Foreign cash	$1	$3	$3	$—	$94,139

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

September 30, 2012 (unaudited)

	Multi- Managed Growth	Multi- Managed Moderate Growth	Multi- Managed Income/Equity	Multi- Managed Income	Asset Allocation: Diversified Growth
NET ASSETS REPRESENTED BY:
Capital paid-in	$58,425,377	$98,697,646	$79,298,369	$73,581,721	$178,529,727
Accumulated undistributed net investment income (loss)	336,483	1,658,227	2,906,405	2,682,824	5,193,476
Accumulated undistributed net realized gain (loss) on investments, futures contracts, written options, swap contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	(2,036,348)	6,895,190	5,669,664	4,666,289	(25,655,133)
Unrealized appreciation (depreciation) on investments	12,353,222	18,390,182	10,834,998	7,259,068	14,647,149
Unrealized appreciation (depreciation) on futures contracts and swap contracts	7,371	23,735	15,297	23,195	539,584
Unrealized foreign exchange gain (loss) on other assets and liabilities	(2,396)	(7,942)	(9,552)	(9,393)	20,837
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	(6,362)
NET ASSETS	$69,083,709	$125,657,038	$98,715,181	$88,203,704	$173,269,278
Class 1 (unlimited shares authorized):
Net assets	$12,043,662	$14,074,766	$12,607,214	$11,754,610	$23,046,686
Shares of beneficial interest issued and outstanding	706,009	958,376	950,800	898,298	2,186,465
Net asset value, offering and redemption price per share	$17.06	$14.69	$13.26	$13.09	$10.54
Class 2 (unlimited shares authorized):
Net assets	$24,941,986	$57,207,063	$52,109,105	$44,434,956	$80,667,338
Shares of beneficial interest issued and outstanding	1,465,060	3,905,131	3,940,237	3,405,237	7,665,137
Net asset value, offering and redemption price per share	$17.02	$14.65	$13.22	$13.05	$10.52
Class 3 (unlimited shares authorized):
Net assets	$32,098,061	$54,375,209	$33,998,862	$32,014,138	$69,555,254
Shares of beneficial interest issued and outstanding	1,889,689	3,720,264	2,576,379	2,459,106	6,623,814
Net asset value, offering and redemption price per share	$16.99	$14.62	$13.20	$13.02	$10.50

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

September 30, 2012 (unaudited)

	Stock	Large Cap Growth	Large Cap Value	Mid Cap Growth	Mid Cap Value
ASSETS:
Investments at value (unaffiliated)*	$138,610,683	$273,738,040	$334,689,521	$98,230,712	$213,854,272
Investments at value (affiliated)*	—	—	705,772	—	—
Repurchase agreements (cost approximates value)	—	1,141,000	4,477,000	1,251,000	5,091,000
Total investments	138,610,683	274,879,040	339,872,293	99,481,712	218,945,272
Cash	4,130	2,137,039	25,051	22,602	4,796
Foreign cash*	—	—	3	—	—
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	8,368	187,728	357,444	113,215	184,206
Dividends and interest	61,088	291,616	456,632	59,550	352,387
Investments sold	213,285	394,252	126,861	716,727	905,709
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	1,569	2,889	1,665	1,729	2,024
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—
Total assets	138,899,123	277,892,564	340,839,949	100,395,535	220,394,394
LIABILITIES:
Payable for:
Fund shares redeemed	106,911	308,131	171,140	50,053	88,034
Investments purchased	226,349	267,345	2,249,877	384,129	899,575
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	97,812	181,593	217,414	69,816	153,505
Service fees — Class 2	7,923	5,403	4,839	3,618	4,217
Service fees — Class 3	11,691	42,612	51,081	11,441	32,602
Trustees' fees and expenses	4,345	8,284	9,804	2,993	6,517
Other accrued expenses	60,154	96,218	104,158	76,228	106,038
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	3,500	1,600	1,890	1,890
Due to custodian	—	—	—	—	—
Due to broker	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—
Total liabilities	515,185	913,086	2,809,913	600,168	1,292,378
NET ASSETS	$138,383,938	$276,979,478	$338,030,036	$99,795,367	$219,102,016
* Cost
Investment securities (unaffiliated)	$91,016,783	$208,562,148	$298,215,935	$80,916,203	$193,269,362
Investment securities (affiliated)	$—	$—	$674,643	$—	$—
Foreign cash	$—	$—	$3	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

September 30, 2012 (unaudited)

	Stock	Large Cap Growth	Large Cap Value	Mid Cap Growth	Mid Cap Value
NET ASSETS REPRESENTED BY:
Capital paid-in	$91,834,985	$197,897,513	$343,949,654	$78,003,256	$219,946,995
Accumulated undistributed net investment income (loss)	(461,704)	1,307,563	6,559,673	(276,930)	2,017,693
Accumulated undistributed net realized gain (loss) on investments, futures contracts, written options, swap contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	(583,243)	12,612,808	(48,973,986)	4,770,655	(23,431,470)
Unrealized appreciation (depreciation) on investments	47,593,900	65,175,892	36,504,715	17,314,509	20,584,910
Unrealized appreciation (depreciation) on futures contracts and swap contracts	—	(14,270)	(10,020)	(16,112)	(16,112)
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	(28)	—	(11)	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
NET ASSETS	$138,383,938	$276,979,478	$338,030,036	$99,795,367	$219,102,016
Class 1 (unlimited shares authorized):
Net assets	$18,690,671	$28,432,111	$51,961,747	$15,669,314	$28,468,611
Shares of beneficial interest issued and outstanding	1,063,678	2,495,667	4,239,684	1,197,106	1,977,085
Net asset value, offering and redemption price per share	$17.57	$11.39	$12.26	$13.09	$14.40
Class 2 (unlimited shares authorized):
Net assets	$63,421,493	$43,317,398	$38,967,461	$29,121,238	$33,741,580
Shares of beneficial interest issued and outstanding	3,649,931	3,856,715	3,186,440	2,278,688	2,350,915
Net asset value, offering and redemption price per share	$17.38	$11.23	$12.23	$12.78	$14.35
Class 3 (unlimited shares authorized):
Net assets	$56,271,774	$205,229,969	$247,100,828	$55,004,815	$156,891,825
Shares of beneficial interest issued and outstanding	3,259,378	18,403,469	20,243,228	4,360,407	10,956,694
Net asset value, offering and redemption price per share	$17.26	$11.15	$12.21	$12.61	$14.32

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

September 30, 2012 (unaudited)

	Small Cap	International Equity	Diversified Fixed Income	Real Return	Cash Management
ASSETS:
Investments at value (unaffiliated)*	$136,893,139	$367,548,963	$573,878,870	$385,766,584	$52,118,718
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	4,013,000	6,571,000	52,173,000	50,560,000	—
Total investments	140,906,139	374,119,963	626,051,870	436,326,584	52,118,718
Cash	1,310	157,320	368,395	4,467	312
Foreign cash*	—	1,539,881	26,248	—	—
Due from broker	—	—	125,006	—	—
Receivable for:
Fund shares sold	331,907	346,264	1,036,641	8,552,654	329,181
Dividends and interest	112,573	1,127,392	4,210,748	1,617,940	17,815
Investments sold	1,450,744	1,424,857	15,152,163	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	1,790	8,232	1,646	1,673	1,584
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	—
Variation margin on futures contracts	—	—	967	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	996,129	—
Unrealized appreciation on swap contracts	—	—	—	—	—
Total assets	142,804,463	378,723,909	646,973,684	447,499,447	52,467,610
LIABILITIES:
Payable for:
Fund shares redeemed	47,665	891,301	122,589	344,593	346,983
Investments purchased	2,694,123	1,652,304	8,308,447	11,266,421	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	97,811	288,319	334,459	208,066	20,070
Service fees — Class 2	3,258	3,827	6,980	—	2,133
Service fees — Class 3	18,647	61,385	101,688	78,241	7,099
Trustees' fees and expenses	4,156	10,872	19,245	12,703	2,128
Other accrued expenses	95,579	186,507	148,680	83,003	42,005
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	151,547	—	—	—
Variation margin on futures contracts	4,340	133,875	—	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	186	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	89,163	—
Unrealized depreciation on swap contracts	—	—	—	—	—
Total liabilities	2,965,579	3,380,123	9,042,088	12,082,190	420,418
NET ASSETS	$139,838,884	$375,343,786	$637,931,596	$435,417,257	$52,047,192
* Cost
Investment securities (unaffiliated)	$116,543,811	$361,295,451	$540,454,926	$367,133,227	$52,128,100
Investment securities (affiliated)	$—	$—	$—	$—	$—
Foreign cash	$—	$1,539,330	$24,406	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

September 30, 2012 (unaudited)

	Small Cap	International Equity	Diversified Fixed Income	Real Return	Cash Management
NET ASSETS REPRESENTED BY:
Capital paid-in	$138,052,809	$473,598,711	$571,538,404	$412,420,890	$54,556,109
Accumulated undistributed net investment income (loss)	(243,929)	8,148,664	18,785,227	7,516,642	(265,793)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, written options, swap contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	(18,307,552)	(112,282,027)	14,224,410	(4,111,301)	(2,233,742)
Unrealized appreciation (depreciation) on investments	20,349,328	6,253,512	33,423,944	18,633,357	(9,382)
Unrealized appreciation (depreciation) on futures contracts and swap contracts	(11,772)	(221,688)	(42,231)	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	(1,839)	1,842	957,669	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	(151,547)	—	—	—
NET ASSETS	$139,838,884	$375,343,786	$637,931,596	$435,417,257	$52,047,192
Class 1 (unlimited shares authorized):
Net assets	$24,241,844	$49,536,370	$83,195,351	$44,755,160	$1,392,206
Shares of beneficial interest issued and outstanding	2,429,145	6,816,437	6,699,344	4,269,766	130,010
Net asset value, offering and redemption price per share	$9.98	$7.27	$12.42	$10.48	$10.71
Class 2 (unlimited shares authorized):
Net assets	$26,241,074	$30,767,272	$56,793,555	$—	$16,609,001
Shares of beneficial interest issued and outstanding	2,679,788	4,234,442	4,586,774	—	1,559,891
Net asset value, offering and redemption price per share	$9.79	$7.27	$12.38	$—	$10.65
Class 3 (unlimited shares authorized):
Net assets	$89,355,966	$295,040,144	$497,942,690	$390,662,097	$34,045,985
Shares of beneficial interest issued and outstanding	9,229,878	40,728,730	40,386,903	37,335,937	3,210,068
Net asset value, offering and redemption price per share	$9.68	$7.24	$12.33	$10.46	$10.61

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

September 30, 2012 (unaudited)

	Focus Growth	Focus Value	Allocation Growth	Allocation Moderate Growth	Allocation Moderate	Allocation Balanced
ASSETS:
Investments at value (unaffiliated)*	$148,874,485	$84,869,688	$—	$—	$—	$—
Investments at value (affiliated)*	—	—	114,520,809	673,973,821	386,613,953	319,993,780
Repurchase agreements (cost approximates value)	8,019,000	9,799,000	—	—	—	—
Total investments	156,893,485	94,668,688	114,520,809	673,973,821	386,613,953	319,993,780
Cash	4,509,845	1,767	49,325	—	228,971	—
Foreign cash*	—	24,632	—	—	—	—
Due from broker	—	—	—	—	—	—
Receivable for:
Fund shares sold	324,065	172,789	10,992	789,808	467,846	793,599
Dividends and interest	15,785	34,391	—	—	—	—
Investments sold	421,094	—	—	670,593	—	23,527
Receipts on swap contracts	—	—	—	—	—	—
Prepaid expenses and other assets	1,691	1,575	1,588	1,588	1,588	1,588
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—	—
Total assets	162,165,965	94,903,842	114,582,714	675,435,810	387,312,358	320,812,494
LIABILITIES:
Payable for:
Fund shares redeemed	117,595	158,035	262,346	1,238,005	669,458	228,447
Investments purchased	1,118,942	115,105	49,325	—	228,971	—
Payments on swap contracts	—	—	—	—	—	—
Investment advisory and management fees	132,470	76,246	9,486	55,677	31,829	26,124
Service fees — Class 2	5,160	2,428	—	—	—	—
Service fees — Class 3	18,040	10,677	—	—	—	—
Trustees' fees and expenses	4,794	2,766	3,554	20,917	11,947	9,677
Other accrued expenses	60,410	46,383	34,084	79,229	50,542	43,948
Line of credit	—	—	—	670,593	—	—
Accrued foreign tax on capital gains	—	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Due to custodian	—	—	—	—	—	23,527
Due to broker	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—	—
Total liabilities	1,457,411	411,640	358,795	2,064,421	992,747	331,723
NET ASSETS	$160,708,554	$94,492,202	$114,223,919	$673,371,389	$386,319,611	$320,480,771
* Cost
Investment securities (unaffiliated)	$125,664,897	$76,025,897	$—	$—	$—	$—
Investments (affiliated)	$—	$—	$103,134,769	$601,702,432	$340,507,067	$279,358,735
Foreign cash	$—	$24,633	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

September 30, 2012 (unaudited)

	Focus Growth	Focus Value	Allocation Growth	Allocation Moderate Growth	Allocation Moderate	Allocation Balanced
NET ASSETS REPRESENTED BY:
Capital paid-in	$132,706,389	$115,390,355	$141,693,306	$666,288,550	$375,289,330	$291,373,233
Accumulated undistributed net investment income (loss)	(451,010)	705,337	843,032	6,868,516	3,861,560	3,141,842
Accumulated undistributed net realized gain (loss) on investments, futures contracts, written options, swap contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	5,243,587	(30,447,279)	(39,698,459)	(72,057,066)	(38,938,165)	(14,669,349)
Unrealized appreciation (depreciation) on investments	23,209,588	8,843,791	11,386,040	72,271,389	46,106,886	40,635,045
Unrealized appreciation (depreciation) on futures contracts and swap contracts	—	—	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	(2)	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—
NET ASSETS	$160,708,554	$94,492,202	$114,223,919	$673,371,389	$386,319,611	$320,480,771
Class 1 (unlimited shares authorized):
Net assets	$33,438,893	$23,017,940	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	3,409,597	1,846,522	—	—	—	—
Net asset value, offering and redemption price per share	$9.81	$12.47	$—	$—	$—	$—
Class 2 (unlimited shares authorized):
Net assets	$41,172,273	$19,648,860	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	4,280,647	1,577,790	—	—	—	—
Net asset value, offering and redemption price per share	$9.62	$12.45	$—	$—	$—	$—
Class 3 (unlimited shares authorized):
Net assets	$86,097,388	$51,825,402	$114,223,919	$673,371,389	$386,319,611	$320,480,771
Shares of beneficial interest issued and outstanding	9,049,684	4,175,841	11,496,564	60,829,040	34,922,071	27,942,813
Net asset value, offering and redemption price per share	$9.51	$12.41	$9.94	$11.07	$11.06	$11.47

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS

September 30, 2012 (unaudited)

	Multi- Managed Growth	Multi- Managed Moderate Growth	Multi- Managed Income/Equity	Multi- Managed Income	Asset Allocation: Diversified Growth
Investment Income:
Dividends (unaffiliated)	$273,368	$385,614	$237,805	$115,307	$1,640,084
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	323,851	871,834	1,191,853	1,248,944	1,036,996
Total investment income*	597,219	1,257,448	1,429,658	1,364,251	2,677,080
Expenses:
Investment advisory and management fees	311,315	537,186	402,276	344,950	745,564
Service Fees:
Class 2	19,101	43,670	39,635	34,217	61,832
Class 3	40,543	67,218	42,564	40,118	87,175
Custodian and accounting fees	106,058	115,442	96,368	96,138	176,100
Reports to shareholders	5,944	10,851	8,309	7,288	14,772
Audit and tax fees	22,909	22,909	22,899	22,899	38,660
Legal fees	4,347	4,686	4,433	4,516	4,336
Trustees' fees and expenses	2,666	4,787	3,772	3,435	6,694
Interest expense	10	24	12	—	—
Other expenses	6,808	8,202	7,074	6,033	17,251
Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	519,701	814,975	627,342	559,594	1,152,384
Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	—	—	—	—	(87,713)
Custody credits earned on cash balances	(39)	(58)	(39)	(55)	(98)
Fees paid indirectly (Note 5)	(262)	(345)	(134)	(81)	(8,570)
Net expenses	519,400	814,572	627,169	559,458	1,056,003
Net investment income (loss)	77,819	442,876	802,489	804,793	1,621,077
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	1,781,868	3,031,271	2,090,804	1,587,758	1,663,612
Net realized gain (loss) on investments (affiliated)**	—	—	—	—	—
Net realized gain (loss) on futures contracts and swap contracts	250	(12,887)	70,900	(93,592)	280,298
Net realized foreign exchange gain (loss) on other assets and liabilities	23,888	81,912	96,703	101,230	131,733
Net realized gain (loss) on investments and foreign currencies	1,806,006	3,100,296	2,258,407	1,595,396	2,075,643
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(1,031,857)	(1,231,512)	898,792	1,346,498	(36,885)
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts and swap contracts	3,865	14,898	9,439	25,403	48,901
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(13,227)	(44,862)	(52,960)	(55,222)	5,481
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	854
Net unrealized gain (loss) on investments and foreign currencies	(1,041,219)	(1,261,476)	855,271	1,316,679	18,351
Net realized and unrealized gain (loss) on investments and foreign currencies	764,787	1,838,820	3,113,678	2,912,075	2,093,994
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$842,606	$2,281,696	$3,916,167	$3,716,868	$3,715,071
* Net of foreign withholding taxes on interest and dividends of	$3,764	$4,786	$2,528	$1,002	$70,534
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	4,401

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS — (continued)

September 30, 2012 (unaudited)

	Stock	Large Cap Growth	Large Cap Value	Mid Cap Growth	Mid Cap Value
Investment Income:
Dividends (unaffiliated)	$525,860	$1,959,757	$4,091,237	$493,235	$2,299,506
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	2,171	1,693	5,360	862	262
Total investment income*	528,031	1,961,450	4,096,597	494,097	2,299,768
Expenses:
Investment advisory and management fees	590,036	1,051,746	1,219,558	408,984	884,666
Service Fees:
Class 2	48,160	32,560	29,189	22,168	25,645
Class 3	69,933	253,707	299,180	69,972	194,212
Custodian and accounting fees	38,853	70,966	96,950	89,292	115,998
Reports to shareholders	11,894	22,348	23,809	7,684	14,713
Audit and tax fees	16,948	16,947	17,053	18,053	17,396
Legal fees	3,907	5,843	5,066	3,477	4,214
Trustees' fees and expenses	5,280	9,994	11,801	3,629	7,990
Interest expense	—	142	—	77	—
Other expenses	6,700	14,377	10,719	6,152	12,437
Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	791,711	1,478,630	1,713,325	629,488	1,277,271
Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	—	—	—	—	—
Custody credits earned on cash balances	(1)	(166)	(1)	(5)	(8)
Fees paid indirectly (Note 5)	(531)	(2,557)	(384)	(309)	(4,089)
Net expenses	791,179	1,475,907	1,712,940	629,174	1,273,174
Net investment income (loss)	(263,148)	485,543	2,383,657	(135,077)	1,026,594
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	4,255,017	6,037,798	3,998,079	1,983,940	5,069,668
Net realized gain (loss) on investments (affiliated)**	—	—	(30)	—	—
Net realized gain (loss) on futures contracts and swap contracts	—	50,620	27,219	19,130	19,130
Net realized foreign exchange gain (loss) on other assets and liabilities	(64)	(354)	170	(727)	—
Net realized gain (loss) on investments and foreign currencies	4,254,953	6,088,064	4,025,438	2,002,343	5,088,798
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(3,351,368)	2,098,265	1,421,839	(2,472,178)	(5,212,733)
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	13,085	—	—
Change in unrealized appreciation (depreciation) on futures contracts and swap contracts	—	(23,450)	(15,300)	(18,690)	(18,690)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	10	(248)	—	(9)	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	(3,351,358)	2,074,567	1,419,624	(2,490,877)	(5,231,423)
Net realized and unrealized gain (loss) on investments and foreign currencies	903,595	8,162,631	5,445,062	(488,534)	(142,625)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$640,447	$8,648,174	$7,828,719	$(623,611)	$883,969
* Net of foreign withholding taxes on interest and dividends of	$113	$13,596	$46,565	$1,545	$321
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS — (continued)

September 30, 2012 (unaudited)

	Small Cap	International Equity	Diversified Fixed Income	Real Return	Cash Management
Investment Income:
Dividends (unaffiliated)	$671,090	$5,953,117	$42,667	$25	$—
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	244	3,563	8,664,515	2,423,977	80,241
Total investment income*	671,334	5,956,680	8,707,182	2,424,002	80,241
Expenses:
Investment advisory and management fees	556,453	1,592,955	1,985,196	1,200,948	137,004
Service Fees:
Class 2	19,985	23,574	43,432	—	14,698
Class 3	112,185	348,784	627,941	468,433	48,431
Custodian and accounting fees	89,701	237,722	162,142	63,956	15,990
Reports to shareholders	11,641	23,926	38,774	29,948	5,960
Audit and tax fees	17,169	32,910	24,381	32,741	17,740
Legal fees	3,802	6,485	6,690	5,057	3,403
Trustees' fees and expenses	5,042	13,423	23,807	15,673	2,411
Interest expense	—	—	114	—	—
Other expenses	12,253	16,715	10,328	7,133	4,876
Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	828,231	2,296,494	2,922,805	1,823,889	250,513
Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	—	—	—	—	—
Custody credits earned on cash balances	(6)	(547)	(32)	(47)	—
Fees paid indirectly (Note 5)	(2,092)	(17,407)	—	—	—
Net expenses	826,133	2,278,540	2,922,773	1,823,842	250,513
Net investment income (loss)	(154,799)	3,678,140	5,784,409	600,160	(170,272)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	2,114,932	(8,109,486)	5,978,545	2,714,043	—
Net realized gain (loss) on investments (affiliated)**	—	—	—	—	—
Net realized gain (loss) on futures contracts and swap contracts	28,330	(50,484)	(85,538)	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(189,116)	—	(8,818)	—
Net realized gain (loss) on investments and foreign currencies	2,143,262	(8,349,086)	5,893,007	2,705,225	—
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(4,185,595)	(336,022)	12,398,431	1,755,941	925
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts and swap contracts	(17,639)	(258,097)	(153,546)	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	(12,735)	249	3,170,385	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	(32,617)	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	(4,203,234)	(639,471)	12,245,134	4,926,326	925
Net realized and unrealized gain (loss) on investments and foreign currencies	(2,059,972)	(8,988,557)	18,138,141	7,631,551	925
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,214,771)	$(5,310,417)	$23,922,550	$8,231,711	$(169,347)
* Net of foreign withholding taxes on interest and dividends of	$—	$532,598	$(891)	$—	$—
** Net of foreign withholding taxes on capital gains of	$—	$8,433	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS — (continued)

September 30, 2012 (unaudited)

	Focus Growth	Focus Value	Allocation Growth	Allocation Moderate Growth	Allocation Moderate	Allocation Balanced
Investment Income:
Dividends (unaffiliated)	$850,837	$949,424	$—	$—	$—	$—
Dividends (affiliated)	—	—	—	—	—	—
Interest (unaffiliated)	1,249	416	—	—	—	—
Total investment income*	852,086	949,840	—	—	—	—
Expenses:
Investment advisory and management fees	758,280	438,226	57,075	333,432	190,030	152,723
Service Fees:
Class 2	32,507	14,843	—	—	—	—
Class 3	111,228	64,107	—	—	—	—
Custodian and accounting fees	46,359	32,858	10,421	10,299	10,334	10,265
Reports to shareholders	11,903	7,712	9,987	53,360	28,191	21,473
Audit and tax fees	15,891	15,884	11,792	11,792	11,792	11,792
Legal fees	4,822	2,474	3,574	8,010	5,452	4,793
Trustees' fees and expenses	5,834	3,415	4,277	25,539	14,700	11,896
Interest expense	517	—	562	1,568	1,167	450
Other expenses	13,022	5,471	5,505	7,958	7,646	5,217
Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	1,000,363	584,990	103,193	451,958	269,312	218,609
Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	—	—	—	—	—	—
Custody credits earned on cash balances	(191)	(1)	—	(6)	(5)	(15)
Fees paid indirectly (Note 5)	(1,697)	(8,208)	—	—	—	—
Net expenses	998,475	576,781	103,193	451,952	269,307	218,594
Net investment income (loss)	(146,389)	373,059	(103,193)	(451,952)	(269,307)	(218,594)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	5,042,856	4,534,792	—	—	—	—
Net realized gain (loss) on investments (affiliated)**	—	—	848,578	6,546,353	3,541,349	1,403,673
Net realized gain (loss) on futures contracts and swap contracts	—	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	86	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	5,042,856	4,534,878	848,578	6,546,353	3,541,349	1,403,673
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(7,321,255)	(1,821,918)	—	—	—	—
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	(348,483)	2,425,220	3,354,290	5,830,805
Change in unrealized appreciation (depreciation) on futures contracts and swap contracts	—	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	(2)	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	(7,321,255)	(1,821,920)	(348,483)	2,425,220	3,354,290	5,830,805
Net realized and unrealized gain (loss) on investments and foreign currencies	(2,278,399)	2,712,958	500,095	8,971,573	6,895,639	7,234,478
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,424,788)	$3,086,017	$396,902	$8,519,621	$6,626,332	$7,015,884
* Net of foreign withholding taxes on interest and dividends of	$2,795	$10,556	$—	$—	$—	$—
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS

	Multi-Managed Growth		Multi-Managed Moderate Growth		Multi-Managed Income/Equity
	For the six months ended September 30, 2012 (unaudited)	For the year ended March 31, 2012	For the six months ended September 30, 2012 (unaudited)	For the year ended March 31, 2012	For the six months ended September 30, 2012 (unaudited)	For the year ended March 31, 2012
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$77,819	$288,724	$442,876	$1,301,212	$802,489	$2,132,441
Net realized gain (loss) on investments and foreign currencies	1,806,006	3,628,321	3,100,296	5,563,682	2,258,407	4,773,974
Net unrealized gain (loss) on investments and foreign currencies	(1,041,219)	(691,420)	(1,261,476)	(557,297)	855,271	(686,543)
Net increase (decrease) in net assets resulting from operations	842,606	3,225,625	2,281,696	6,307,597	3,916,167	6,219,872
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(114,813)	—	(285,220)	—	(401,572)
Net investment income — Class 2	—	(198,013)	—	(1,027,272)	—	(1,685,425)
Net investment income — Class 3	—	(220,092)	—	(860,757)	—	(1,038,341)
Net realized gain on investments — Class 1	—	—	—	(580,622)	—	(159,830)
Net realized gain on investments — Class 2	—	—	—	(2,337,028)	—	(710,707)
Net realized gain on investments — Class 3	—	—	—	(2,072,405)	—	(453,956)
Total distributions to shareholders	—	(532,918)	—	(7,163,304)	—	(4,449,831)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(6,009,733)	(15,082,716)	(10,846,829)	(23,924,382)	(8,243,494)	(18,050,019)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,167,127)	(12,390,009)	(8,565,133)	(24,780,089)	(4,327,327)	(16,279,978)
NET ASSETS:
Beginning of period	74,250,836	86,640,845	134,222,171	159,002,260	103,042,508	119,322,486
End of period†	$69,083,709	$74,250,836	$125,657,038	$134,222,171	$98,715,181	$103,042,508
† Includes accumulated undistributed net investment income (loss)	$336,483	$258,664	$1,658,227	$1,215,351	$2,906,405	$2,103,916

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Multi-Managed Income		Asset Allocation: Diversified Growth		Stock
	For the six months ended September 30, 2012 (unaudited)	For the year ended March 31, 2012	For the six months ended September 30, 2012 (unaudited)	For the year ended March 31, 2012	For the six months ended September 30, 2012 (unaudited)	For the year ended March 31, 2012
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$804,793	$2,041,433	$1,621,077	$3,219,576	$(263,148)	$(625,972)
Net realized gain (loss) on investments and foreign currencies	1,595,396	3,937,769	2,075,643	14,725,261	4,254,953	12,354,067
Net unrealized gain (loss) on investments and foreign currencies	1,316,679	(72,835)	18,351	(12,056,310)	(3,351,358)	2,984,801
Net increase (decrease) in net assets resulting from operations	3,716,868	5,906,367	3,715,071	5,888,527	640,447	14,712,896
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(422,629)	—	(530,362)	—	—
Net investment income — Class 2	—	(1,585,500)	—	(1,760,777)	—	—
Net investment income — Class 3	—	(1,054,977)	—	(1,385,824)	—	—
Net realized gain on investments — Class 1	—	(287,284)	—	—	—	—
Net realized gain on investments — Class 2	—	(1,134,753)	—	—	—	—
Net realized gain on investments — Class 3	—	(773,762)	—	—	—	—
Total distributions to shareholders	—	(5,258,905)	—	(3,676,963)	—	—
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(7,663,296)	(7,153,806)	(15,637,453)	(29,425,064)	(9,767,238)	(37,748,180)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,946,428)	(6,506,344)	(11,922,382)	(27,213,500)	(9,126,791)	(23,035,284)
NET ASSETS:
Beginning of period	92,150,132	98,656,476	185,191,660	212,405,160	147,510,729	170,546,013
End of period†	$88,203,704	$92,150,132	$173,269,278	$185,191,660	$138,383,938	$147,510,729
† Includes accumulated undistributed net investment income (loss)	$2,682,824	$1,878,031	$5,193,476	$3,572,399	$(461,704)	$(198,556)

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Large Cap Growth		Large Cap Value		Mid Cap Growth
	For the six months ended September 30, 2012 (unaudited)	For the year ended March 31, 2012	For the six months ended September 30, 2012 (unaudited)	For the year ended March 31, 2012	For the six months ended September 30, 2012 (unaudited)	For the year ended March 31, 2012
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$485,543	$815,286	$2,383,657	$4,167,907	$(135,077)	$(526,502)
Net realized gain (loss) on investments and foreign currencies	6,088,064	17,490,338	4,025,438	(417,291)	2,002,343	7,896,761
Net unrealized gain (loss) on investments and foreign currencies	2,074,567	2,096,747	1,419,624	1,433,934	(2,490,877)	(3,864,137)
Net increase (decrease) in net assets resulting from operations	8,648,174	20,402,371	7,828,719	5,184,550	(623,611)	3,506,122
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(21,003)	—	(71,168)	—	—
Net investment income — Class 2	—	(137,585)	—	(563,741)	—	—
Net investment income — Class 3	—	(467,162)	—	(3,149,783)	—	—
Net realized gain on investments — Class 1	—	—	—	—	—	—
Net realized gain on investments — Class 2	—	—	—	—	—	—
Net realized gain on investments — Class 3	—	—	—	—	—	—
Total distributions to shareholders	—	(625,750)	—	(3,784,692)	—	—
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(12,156,888)	(44,884,048)	18,766,355	(17,851,715)	(4,726,930)	(1,270,921)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,508,714)	(25,107,427)	26,595,074	(16,451,857)	(5,350,541)	2,235,201
NET ASSETS:
Beginning of period	280,488,192	305,595,619	311,434,962	327,886,819	105,145,908	102,910,707
End of period†	$276,979,478	$280,488,192	$338,030,036	$311,434,962	$99,795,367	$105,145,908
† Includes accumulated undistributed net investment income (loss)	$1,307,563	$822,020	$6,559,673	$4,176,016	$(276,930)	$(141,853)

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Mid Cap Value		Small Cap		International Equity
	For the six months ended September 30, 2012 (unaudited)	For the year ended March 31, 2012	For the six months ended September 30, 2012 (unaudited)	For the year ended March 31, 2012	For the six months ended September 30, 2012 (unaudited)	For the year ended March 31, 2012
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$1,026,594	$987,896	$(154,799)	$(583,744)	$3,678,140	$5,534,210
Net realized gain (loss) on investments and foreign currencies	5,088,798	7,572,609	2,143,262	9,578,604	(8,349,086)	(3,406,716)
Net unrealized gain (loss) on investments and foreign currencies	(5,231,423)	(4,185,524)	(4,203,234)	(19,354,579)	(639,471)	(24,445,455)
Net increase (decrease) in net assets resulting from operations	883,969	4,374,981	(2,214,771)	(10,359,719)	(5,310,417)	(22,317,961)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(22,679)	—	—	—	(54,534)
Net investment income — Class 2	—	(178,696)	—	—	—	(465,488)
Net investment income — Class 3	—	(601,575)	—	—	—	(3,139,855)
Net realized gain on investments — Class 1	—	—	—	—	—	—
Net realized gain on investments — Class 2	—	—	—	—	—	—
Net realized gain on investments — Class 3	—	—	—	—	—	—
Total distributions to shareholders	—	(802,950)	—	—	—	(3,659,877)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	8,975,618	28,688,318	11,274,309	(63,884,040)	63,652,772	6,786,169
TOTAL INCREASE (DECREASE) IN NET ASSETS	9,859,587	32,260,349	9,059,538	(74,243,759)	58,342,355	(19,191,669)
NET ASSETS:
Beginning of period	209,242,429	176,982,080	130,779,346	205,023,105	317,001,431	336,193,100
End of period†	$219,102,016	$209,242,429	$139,838,884	$130,779,346	$375,343,786	$317,001,431
† Includes accumulated undistributed net investment income (loss)	$2,017,693	$991,099	$(243,929)	$(89,130)	$8,148,664	$4,470,524

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Diversified Fixed Income		Real Return		Cash Management
	For the six months ended September 30, 2012 (unaudited)	For the year ended March 31, 2012	For the six months ended September 30, 2012 (unaudited)	For the year ended March 31, 2012	For the six months ended September 30, 2012 (unaudited)	For the year ended March 31, 2012
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$5,784,409	$12,323,551	$600,160	$5,032,080	$(170,272)	$(431,972)
Net realized gain (loss) on investments and foreign currencies	5,893,007	9,832,780	2,705,225	6,201,863	—	573
Net unrealized gain (loss) on investments and foreign currencies	12,245,134	10,336,564	4,926,326	5,178,246	925	(3,814)
Net increase (decrease) in net assets resulting from operations	23,922,550	32,492,895	8,231,711	16,412,189	(169,347)	(435,213)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(138,771)	—	—	—	—
Net investment income — Class 2	—	(1,517,147)	—	—	—	—
Net investment income — Class 3	—	(10,641,141)	—	—	—	—
Net realized gain on investments — Class 1	—	(55,349)	—	—	—	—
Net realized gain on investments — Class 2	—	(640,581)	—	—	—	—
Net realized gain on investments — Class 3	—	(4,666,577)	—	—	—	—
Total distributions to shareholders	—	(17,659,566)	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	47,744,170	127,209,445	47,956,438	115,878,713	(15,078,702)	(7,785,210)
TOTAL INCREASE (DECREASE) IN NET ASSETS	71,666,720	142,042,774	56,188,149	132,290,902	(15,248,049)	(8,220,423)
NET ASSETS:
Beginning of period	566,264,876	424,222,102	379,229,108	246,938,206	67,295,241	75,515,664
End of period†	$637,931,596	$566,264,876	$435,417,257	$379,229,108	$52,047,192	$67,295,241
† Includes accumulated undistributed net investment income (loss)	$18,785,227	$13,000,818	$7,516,642	$6,916,482	$(265,793)	$(95,521)

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Focus Growth		Focus Value		Allocation Growth
	For the six months ended September 30, 2012 (unaudited)	For the year ended March 31, 2012	For the six months ended September 30, 2012 (unaudited)	For the year ended March 31, 2012	For the six months ended September 30, 2012 (unaudited)	For the year ended March 31, 2012
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$(146,389)	$(542,393)	$373,059	$333,824	$(103,193)	$894,211
Net realized gain (loss) on investments and foreign currencies	5,042,856	5,361,605	4,534,878	899,696	848,578	(6,768,053)
Net unrealized gain (loss) on investments and foreign currencies	(7,321,255)	(6,195,670)	(1,821,920)	(7,813,477)	(348,483)	3,687,499
Net increase (decrease) in net assets resulting from operations	(2,424,788)	(1,376,458)	3,086,017	(6,579,957)	396,902	(2,186,343)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(3,670)	—	—	—	—
Net investment income — Class 2	—	(44,036)	—	(287,044)	—	—
Net investment income — Class 3	—	(54,842)	—	(702,798)	—	(985,718)
Net realized gain on investments — Class 1	—	(120,837)	—	—	—	—
Net realized gain on investments — Class 2	—	(2,195,199)	—	—	—	—
Net realized gain on investments — Class 3	—	(4,422,057)	—	—	—	—
Total distributions to shareholders	—	(6,840,641)	—	(989,842)	—	(985,718)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	10,075,615	(6,559,490)	6,671,985	2,149,903	(8,998,842)	(11,531,282)
TOTAL INCREASE (DECREASE) IN NET ASSETS	7,650,827	(14,776,589)	9,758,002	(5,419,896)	(8,601,940)	(14,703,343)
NET ASSETS:
Beginning of period	153,057,727	167,834,316	84,734,200	90,154,096	122,825,859	137,529,202
End of period†	$160,708,554	$153,057,727	$94,492,202	$84,734,200	$114,223,919	$122,825,859
† Includes accumulated undistributed net investment income (loss)	$(451,010)	$(304,621)	$705,337	$332,278	$843,032	$946,225

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Allocation Moderate Growth		Allocation Moderate		Allocation Balanced
	For the six months ended September 30, 2012 (unaudited)	For the year ended March 31, 2012	For the six months ended September 30, 2012 (unaudited)	For the year ended March 31, 2012	For the six months ended September 30, 2012 (unaudited)	For the year ended March 31, 2012
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$(451,952)	$6,689,647	$(269,307)	$3,733,450	$(218,594)	$3,012,079
Net realized gain (loss) on investments and foreign currencies	6,546,353	(17,647,913)	3,541,349	(6,160,160)	1,403,673	1,809,824
Net unrealized gain (loss) on investments and foreign currencies	2,425,220	18,548,561	3,354,290	11,784,270	5,830,805	8,165,459
Net increase (decrease) in net assets resulting from operations	8,519,621	7,590,295	6,626,332	9,357,560	7,015,884	12,987,362
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	—	—	—	—
Net investment income — Class 2		—	—	—	—	—
Net investment income — Class 3	—	(6,723,716)	—	(3,580,973)	—	(3,084,736)
Net realized gain on investments — Class 1	—	—	—	—	—	—
Net realized gain on investments — Class 2	—	—	—	—	—	—
Net realized gain on investments — Class 3	—	—	—	—	—	—
Total distributions to shareholders	—	(6,723,716)	—	(3,580,973)	—	(3,084,736)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(27,196,740)	23,319,739	(7,558,572)	52,848,019	11,431,032	49,103,026
TOTAL INCREASE (DECREASE) IN NET ASSETS	(18,677,119)	24,186,318	(932,240)	58,624,606	18,446,916	59,005,652
NET ASSETS:
Beginning of period	692,048,508	667,862,190	387,251,851	328,627,245	302,033,855	243,028,203
End of period†	$673,371,389	$692,048,508	$386,319,611	$387,251,851	$320,480,771	$302,033,855
† Includes accumulated undistributed net investment income (loss)	$6,868,516	$7,320,468	$3,861,560	$4,130,867	$3,141,842	$3,360,436

See Notes to Financial Statements

SEASONS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (unaudited)

Note 1.  Description of Business and Basis of Presentation Seasons Series Trust (the "Trust"), organized as a Massachusetts business trust on October 10, 1995, is an open-end management investment company. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies (collectively the "Variable Contracts"). Shares of the Trust are not offered directly to the public. Instead, they participate through Variable Contracts offered by affiliated life insurance companies (the "Life Companies"). SunAmerica Asset Management Corp. ("SAAMCo" or "Adviser"), an affiliate of the Life Companies and an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"), manages the Trust. An affiliated life company, SunAmerica Annuity and Life Assurance Company, is the parent company to SAAMCo.

The Trust currently consists of 21 separate series or portfolios (each, a "Portfolio" and collectively, the "Portfolios"), each of which represents a separate managed portfolio of securities with its own investment objectives. The Board of Trustees may establish additional portfolios or classes in the future as referenced in the Trust's registration statement, six of the Portfolios, called the "Seasons Portfolios," are available only through the selection of one of four variable investment "strategies" described in the Seasons Variable Contract prospectus. Fifteen additional Portfolios, called the "Seasons Select Portfolios," the "Seasons Focused Portfolios" and the "Seasons Managed Allocation Portfolios," are available in addition to the Seasons Portfolios as variable investment options under Variable Contracts offered by the Life Companies. All shares may be purchased or redeemed at net asset value without any sales or redemption charge. Each Seasons Managed Allocation Portfolio is structured as a "fund-of-funds" which means that it pursues its investment goal by investing its assets in a combination of the Seasons Select Portfolios and the Seasons Focused Portfolios (collectively, the "Underlying Portfolios").

Class 1 shares, Class 2 shares and/or Class 3 shares of each Portfolio may be offered only in connection with certain Variable Contracts. Class 2 and Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) except for the Seasons Managed Allocation Portfolios, Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not subject to service fees; and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and Class 3 shares. Class 2 and Class 3 shares of each Portfolio, excluding the Seasons Managed Allocation Portfolios, pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class' average daily net assets.

The investment objectives for each Portfolio are as follows:

Seasons Portfolios

The Multi-Managed Growth Portfolio seeks long-term growth of capital.

The Multi-Managed Moderate Growth Portfolio seeks long-term growth of capital, with capital preservation as a secondary objective.

The Multi-Managed Income/Equity Portfolio seeks conservation of principal while maintaining some potential for long-term growth of capital.

The Multi-Managed Income Portfolio seeks capital preservation.

The Asset Allocation: Diversified Growth Portfolio seeks capital appreciation by investing, under normal circumstances, primarily through a strategic allocation of approximately 80% (with a range of 65-95%)of its assets in equity securities and approximately 20% (with a range of 5-35%) of its assets in fixed income securities.

The Stock Portfolio seeks long-term capital appreciation with a secondary objective of increasing dividend income by investing, under normal circumstances, at least 80% of its net assets in common stocks.

Seasons Select Portfolios

The Large Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large companies selected through a growth strategy.

The Large Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large companies selected through a value strategy.

The Mid Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-capitalization companies selected through a growth strategy.

The Mid Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-capitalization companies selected through a value strategy.

The Small Cap Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of small companies.

The International Equity Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of issuers in at least three countries other than the U.S.

The Diversified Fixed Income Portfolio seeks relatively high current income and, secondarily, capital appreciation by investing, under normal circumstances, at least 80% of its net assets in fixed income securities including U.S. and foreign government securities, asset- and mortgage-backed securities, investment-grade debt securities, and lower-rated fixed income securities, or junk bonds.

The Real Return Portfolio seeks total return that equals or exceeds the rate of inflation over the long term, consistent with prudent investment management by investing, under normal circumstances, primarily in inflation-adjusted debt securities including inflation-indexed bonds issued by the U.S. Treasury and inflation-indexed securities issued by other entities such as U.S. and foreign corporations and foreign governments.

The Cash Management Portfolio seeks current income while preserving capital by investing in a diversified selection of money market instruments.

Seasons Focused Portfolios

The Focus Growth Portfolio seeks long-term growth of capital by investing in equity securities selected on the basis of growth criteria without regard to market capitalization.

The Focus Value Portfolio seeks long-term growth of capital by investing in equity securities selected on the basis of a value criteria, without regard to market capitalization.

Seasons Managed Allocation Portfolios

The Allocation Growth Portfolio seeks long-term capital appreciation by investing in an allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity portfolios.

The Allocation Moderate Growth Portfolio seeks long-term capital appreciation by investing in an allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 30% and no more than 90% of its net assets in equity portfolios and at least 10% and no more than 70% of its net assets in fixed income portfolios.

The Allocation Moderate Portfolio seeks long-term capital appreciation and moderate current income by investing in an allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 20% and no more than 80% of its net assets in equity portfolios and at least 20% and no more than 80% of its net assets in fixed income portfolios.

The Allocation Balanced Portfolio seeks long-term capital appreciation and current income by investing in an allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests no more than 70% of its net assets in equity portfolios.

Each Portfolio is diversified with the exception of Focus Growth Portfolio and Focused Value Portfolio which are non-diversified (as such term is defined under the Investment Company Act of 1940, as amended), subject, however, to certain tax diversification requirements.

Each of the Seasons Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity and Multi-Managed Income Portfolios ("Multi-Managed Seasons Portfolio(s)") allocates all of its assets among three or more distinct Managed Components, each managed by a separate Manager ("Manager" or collectively "Managers"). The five Managers of the Multi-Managed Seasons Portfolios are SAAMCo, Janus Capital Management LLC ("Janus"), Lord Abbett & Company LLC ("Lord Abbett"), PineBridge Investments, LLC ("PineBridge") and Wellington Management Company, LLP ("WMC"). Each Multi-Managed Seasons Portfolio will be allocated among the Managed Components of such Portfolio as described in the chart below.

Portfolio	Small-Cap Growth component SAAMCo.	Growth component Janus	Balanced component Lord Abbett/ PineBridge	Fixed Income component WMC
Multi-Managed Growth	20%	40%	14%/6%	20%
Multi-Managed Moderate Growth	18	28	12.6/5.4	36
Multi-Managed Income/Equity	0	18	14/14	54
Multi-Managed Income	0	8	8.5/8.5	75

Differences in investment returns among the Managed Components will cause the actual percentages to vary over the course of a calendar quarter from the targets listed in the chart. Accordingly, the assets of each Multi-Managed Seasons Portfolio will be reallocated or "rebalanced" among the managed components on at least a quarterly basis to restore the target allocations for such Portfolio.

Each Seasons Select Portfolio except the Cash Management and Real Return Portfolios (referred to hereinafter as the "Multi-Managed Seasons Select Portfolio(s)") is managed by several separate managers each of which advises a separate portion of the Portfolio. Each Multi-Managed Seasons Select Portfolio will allocate one portion of its portfolio to a passively-managed strategy that seeks to track a target index, or a subset of an index.

The Seasons Focused Portfolios offer access to several different professional Managers each of which advises a separate portion of the Portfolio. Each Manager actively selects a limited number of stocks that represent their best ideas. This "Focus" approach to investing results in a more concentrated Portfolio, which will be less diversified than other Portfolios, and may be subject to greater market risks.

New share purchase and redemption requests in each Multi-Managed Seasons Select Portfolio and Seasons Focused Portfolio (except for the Diversified Fixed Income Portfolio and the Real Return Portfolio) will be allocated equally among the Managers, unless SAAMCo determines, subject to the review of the Board of Trustees, that a different allocation of assets would be in the best interest of the Portfolio and its shareholders. The assets of the Diversified Fixed Income Portfolio are not divided equally between the three managers, but have a targeted allocation of 50% to one Manager, PineBridge, with a portion actively managed and another passively managed and 25% each to the two other Managers.

Indemnifications: The Trust's organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an "interested person," as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act"), of the Trust (collectively, the "Disinterested Trustees"), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2.  Significant Accounting Policies The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

Security Valuation In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America ("GAAP"), the Portfolios disclose the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.).

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Portfolios' net assets as of September 30, 2012 are reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges for which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio's shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees ("the Board") to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available and are generally categorized as Level 2 or Level 3 depending on the observability of inputs. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

Senior Secured Floating Rate Loans ("Loans") for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service, and are generally categorized as Level 2 or Level 3 depending on the availability of market activity and/or observable market data.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade and are generally categorized as Level 1. Swap contracts traded on over-the-counter markets are marked-to-market daily based upon quotations received from an approved outside pricing service or market makers and are generally categorized as Level 2. Forward Foreign Currency Contracts ("Forward Contracts") are valued at the 4:00 p.m. eastern time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted a policy and procedures (the "PRC Procedures") for valuing the securities and other assets held by the Portfolio, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust's fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments

The following tables represent the value of derivatives held as of September 30, 2012, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the period ending September 30, 2012:

	Multi-Managed Growth Portfolio
	Asset Derivatives 2012		Liability Derivatives 2012
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Interest rate contracts(2)(4)	Variation margin on futures contracts	$141	Variation margin on futures contracts	$—
Foreign Exchange Contracts(3)	Unrealized appreciation on forward foreign currency contracts	983	Unrealized depreciation on forward foreign currency contracts	3,370
		$1,124		$3,370

Derivative Contracts	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Interest rate contracts(2)	Net realized gain (loss) on futures contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts and swap contracts	$250	$3,865
Foreign Exchange Contracts(3)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	23,866	(13,144)
		$24,116	$(9,279)

(1)  The Portfolio's derivative contracts held during the period ended September 30, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for interest rate futures contracts was $2,005,025.

(3)  The average notional amount outstanding for forward foreign currency contracts was $791,657.

(4)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $7,371 as reported in the Portfolio of Investments.

	Multi-Managed Moderate Growth Portfolio
	Asset Derivatives 2012		Liability Derivatives 2012
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Interest rate contracts(2)(4)	Variation margin on futures contracts	$1,188	Variation margin on futures contracts	$—
Foreign Exchange Contracts(3)	Unrealized appreciation on forward foreign currency contracts	3,199	Unrealized depreciation on forward foreign currency contracts	11,120
		$4,387		$11,120

Derivative Contracts	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Interest rate contracts(2)	Net realized gain (loss) on futures contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts and swap contracts	$(12,887)	$14,898
Foreign Exchange Contracts(3)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	82,046	(44,717)
		$69,159	$(29,819)

(1)  The Portfolio's derivative contracts held during the period ended September 30, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for interest rate futures contracts was $7,284,008.

(3)  The average notional amount outstanding for forward foreign currency contracts was $2,661,189.

(4)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $23,735 as reported in the Portfolio of Investments.

	Multi-Managed Income/Equity Portfolio
	Asset Derivatives 2012		Liability Derivatives 2012
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Interest rate contracts(2)(4)	Variation margin on futures contracts	$109	Variation margin on futures contracts	$—
Foreign Exchange Contracts(3)	Unrealized appreciation on forward foreign currency contracts	3,800	Unrealized depreciation on forward foreign currency contracts	13,336
		$3,909		$13,336

Derivative Contracts	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Interest rate contracts(2)	Net realized gain (loss) on futures contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts and swap contracts	$70,900	$9,439
Foreign Exchange Contracts(3)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	96,700	(52,888)
		$167,600	$(43,449)

(1)  The Portfolio's derivative contracts held during the period ended September 30, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for interest rate futures contracts was $6,898,646.

(3)  The average notional amount outstanding for forward foreign currency contracts was $3,144,866.

(4)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $15,297 as reported in the Portfolio of Investments.

	Multi-Managed Income Portfolio
	Asset Derivatives 2012		Liability Derivatives 2012
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Interest rate contracts(2)(4)	Variation margin on futures contracts	$2,391	Variation margin on futures contracts	$—
Foreign Exchange Contracts(3)	Unrealized appreciation on forward foreign currency contracts	4,196	Unrealized depreciation on forward foreign currency contracts	13,572
		$6,587		$13,572

Derivative Contracts	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Interest rate contracts(2)	Net realized gain (loss) on futures contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts and swap contracts	$(93,592)	$25,403
Foreign Exchange Contracts(3)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	101,280	(55,154)
		$7,688	$(29,751)

(1)  The Portfolio's derivative contracts held during the period ended September 30, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for interest rate futures contracts was $10,192,570.

(3)  The average notional amount outstanding for forward foreign currency contracts was $3,395,961.

(4)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $23,195 as reported in the Portfolio of Investments.

	Asset Allocation: Diversified Growth Portfolio
	Asset Derivatives 2012		Liability Derivatives 2012
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity Contracts(2)(5)	Unrealized appreciation on swap contracts	$603,177	Unrealized depreciation on swap contracts	$184,651
	Variation margin on futures contracts	177,133	Variation margin on futures contracts	—
Interest rate contracts(3)(5)	Variation margin on futures contracts	—	Variation margin on futures contracts	5,625
Foreign Exchange Contracts(4)	Unrealized appreciation on forward foreign currency contracts	283,536	Unrealized depreciation on forward foreign currency contracts	263,899
		$1,063,846		$454,175

Derivative Contracts	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Equity Contracts(2)	Net realized gain (loss) on futures contracts and swap contracts/Change in unrealized appreciations (depreciation) on futures contracts and swap contracts	$(44,497)	$(79,941)
Interest rate contracts(3)	Net realized gain (loss) on futures contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts and swap contracts	324,795	128,842
Foreign Exchange Contracts(4)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	48,093	2,050
		$328,391	$50,951

(1)  The Portfolio's derivative contracts held during the period ended September 30, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for equity futures and total return swap contracts were $59,378,152 and $15,790,874, respectively.

(3)  The average value outstanding for interest rate futures was $40,539,549.

(4)  The average notional amount outstanding for forward currency contracts was $39,431,511.

(5)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $121,058 as reported in the Portfolio of Investments.

	Large Cap Growth Portfolio
	Asset Derivatives 2012		Liability Derivatives 2012
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$3,500

Derivative Contracts	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts and swap contracts	$50,620	$(23,450)

(1)  The Portfolio's derivative contracts held during the period ended September 30, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for equity futures contracts was $749,100.

(3)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(14,270) as reported in the Portfolio of Investments.

	Large Cap Value Portfolio
	Asset Derivatives 2012		Liability Derivatives 2012
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$1,600

Derivative Contracts	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts and swap contracts	$27,219	$(15,300)

(1)  The Portfolio's derivative contracts held during the period ended September 30, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for equity futures contracts was $622,333.

(3)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(10,020) as reported in the Portfolio of Investments.

	Mid Cap Growth Portfolio
	Asset Derivatives 2012		Liability Derivatives 2012
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$1,890

Derivative Contracts	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts and swap contracts	$19,130	$(18,690)

(1)  The Portfolio's derivative contracts held during the period ended September 30, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for equity futures contracts was $670,810.

(3)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(16,112) as reported in the Portfolio of Investments.

	Mid Cap Value Portfolio
	Asset Derivatives 2012		Liability Derivatives 2012
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$1,890

Derivative Contracts	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts and swap contracts	$19,130	$(18,690)

(1)  The Portfolio's derivative contracts held during the period ended September 30, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for equity futures contracts was $670,810.

(3)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(16,112) as reported in the Portfolio of Investments.

	Small Cap Portfolio
	Asset Derivatives 2012		Liability Derivatives 2012
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$4,340

Derivative Contracts	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts and swap contracts	$28,330	$(17,639)

(1)  The Portfolio's derivative contracts held during the period ended September 30, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for equity futures contracts was $560,175.

(3)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(11,772) as reported in the Portfolio of Investments.

	International Equity Portfolio
	Asset Derivatives 2012		Liability Derivatives 2012
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$133,875

Derivative Contracts	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts and swap contracts	$(50,484)	$(258,097)

(1)  The Portfolio's derivative contracts held during the period ended September 30, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for equity futures contracts was $7,399,775.

(3)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(221,688) as reported in the Portfolio of Investments.

	Diversified Fixed Income Portfolio
	Asset Derivatives 2012		Liability Derivatives 2012
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Interest rate contracts(2)(3)	Variation margin on futures contracts	$967	Variation margin on futures contracts	$—

Derivative Contracts	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Interest rate contracts(2)	Net realized gain (loss) on futures contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts and swap contracts	$(85,538)	$(153,546)

(1)  The Portfolio's derivative contracts held during the period ended September 30, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for interest rate futures contracts was $8,719,605.

(3)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(42,231) as reported in the Portfolio of Investments.

	Real Return Portfolio
	Asset Derivatives 2012		Liability Derivatives 2012
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Foreign Exchange Contracts(2)	Unrealized appreciation on forward foreign currency contracts	$996,129	Unrealized depreciation on forward foreign currency contracts	$89,163

Derivative Contracts	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Foreign Exchange Contracts(2)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	$134,332	$3,124,891

(1)  The Portfolio's derivative contracts held during the period ended September 30, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average notional amount outstanding for forward foreign currency contracts was $181,098,156.

Forward Foreign Currency Contracts:  Certain Portfolios may enter into forward contracts for various purposes, including to facilitate settlement of foreign currency denominated portfolio transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates to hedge portfolio exposure to benchmark currency allocations, to manage and/or gain exposure to certain foreign currencies or to enhance total return. During the six months ended September 30, 2012, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Asset Allocation: Diversified Growth and Real Return Portfolios used forward contracts to attempt to protect securities and related receivable and payables against changes in future foreign exchange rates, to manage and or gain exposure to certain foreign currencies and to enhance total return. As of September 30, 2012, each of the preceding Portfolios have open forward contracts, which are reported on a schedule following each Portfolio's Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Portfolio as unrealized appreciation or depreciation. On the settlement date, the Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Portfolios of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio's loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio's maximum risk due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other Portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures: Certain of the Portfolios may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to manage duration and yield curve positioning or to enhance income or total return. During the six months ended September 30, 2012, the Large Cap Growth, Large Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap and International Equity Portfolios, used futures contracts to increase exposure to equity or bond markets. The Multi-Managed Growth, Multi- Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income and Diversified Fixed Income Portfolios used futures contracts to manage duration and yield curve positioning and to increase exposure to equity or bond markets. The Asset Allocation: Diversified Growth Portfolio used futures contracts to hedge against changes in interest rates, to increase exposure to equity or bond markets and enhance total return. As of September 30, 2012, the following Portfolios had open futures contracts: Multi-Managed Growth Portfolio, Multi-Managed Moderate Growth Portfolio, Multi-Managed Income/Equity Portfolio, Multi-Managed Income Portfolio, Asset Allocation: Diversified Growth Portfolio, Large Cap Growth Portfolio, Large Cap Value Portfolio, Mid Cap Growth Portfolio, Mid Cap Value Portfolio, Small Cap Portfolio, International Equity Portfolio, and Diversified Fixed Income Portfolio, which are reported on a schedule following each Portfolio's Portfolio of Investments.

Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the "broker"). Subsequent payments, known as "Variation Margin" are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statement of Assets and Liabilities as variation margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Portfolios will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Portfolios since the futures contracts are generally exchange-traded.

At September 30, 2012, the amount shown in the Statements of Assets and Liabilities as due from broker for the Multi-Managed Income/Equity Portfolio and Diversified Fixed Income Portfolio includes amounts set aside for margin requirements for open futures contracts.

Swap Contracts: Certain Portfolios may enter into credit default, interest rate, equity and/or total return swap contracts. Generally, a swap contract is a privately negotiated agreement between a Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap contracts are either marked-to-market daily based upon quotations from market makers or are calculated using standard models and current market data. Any change, in market value is recorded as an unrealized gain or loss. In connection with these contracts, securities or cash may be identified as collateral in accordance with the terms of the respective swap contract to provide assets of value and recourse in the event of default or bankruptcy/insolvency. The Portfolios amortize upfront payments and receipts on the swap contracts on a daily basis. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments made or received by the Portfolios are included as part of realized gain (loss).

Equity Swap Agreements: Certain Portfolios may enter into equity swap agreements ("equity swaps") for various purposes, including to hedge exposure to market risk, to gain exposure to a security or market index, or to enhance total return. Equity swaps are reported on a schedule following the Portfolio of Investments. During the six months ended September 30, 2012, the Asset Allocation: Diversified Growth Portfolio used total return swap contracts to hedge the portfolio's sector exposure, to gain exposure to certain sectors and to enhance total return. As of September 30, 2012, the Asset Allocation: Diversified Growth Portfolio had open total return swap contracts, which are reported on a schedule following the Portfolio of Investments.

Equity swaps, a type of total return swap, are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.

Therefore, the return to the Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and the Portfolio may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets.

Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, the Portfolio's risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Risks of Entering into Swap Agreements: Risks to the Portfolios of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk or documentation risk. By entering into swap agreements, the Portfolios may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset's perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that the subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, the Portfolio may suffer a loss.

Master Agreements: Certain Portfolios that hold derivative instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements ("Master Agreements") with certain counterparties that govern over the counter derivative instruments entered into from time to time. The Master Agreement may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio's net position with each counterparty. The Master Agreements may contain certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio's net assets fall below a specified level. The Master Agreements also typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in the Portfolio's net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty's long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty's credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all derivative instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio's counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to the Portfolio's financial statements.

Inflation-Indexed Bonds: Certain Portfolios may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation- indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statement of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statement of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

Repurchase Agreements: The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission ("SEC") guidance, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trusts' custodian takes possession of the collateral pledged for investments in such repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

As of September 30, 2012, the following portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

Portfolio	Percentage Ownership	Principal Amount
Multi-Managed Growth	0.50%	$620,000
Multi-Managed Moderate Growth	2.02	2,485,000
Multi-Managed Income/Equity	1.82	2,235,000
Multi-Managed Income	2.76	3,390,000
Large Cap Value	0.76	930,000
Mid Cap Growth	0.13	165,000
Diversified Fixed Income	0.59	725,000
Real Return	9.72	11,945,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Bank of America Securities LLC, dated September 28, 2012, bearing interest at a rate of 0.12% per annum, with a principal amount of $122,920,000, a repurchase price of $122,921,229, and a maturity date of October 1, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	0.63%	07/15/2014	$124,322,000	$125,297,928

As of September 30, 2012, the following portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc:

Portfolio	Percentage Ownership	Principal Amount
Multi-Managed Growth	0.49%	$370,000
Multi-Managed Moderate Growth	2.01	1,505,000
Multi-Managed Income/Equity	1.81	1,360,000
Multi-Managed Income	2.76	2,070,000
Large Cap Value	0.74	555,000
Mid Cap Growth	0.11	85,000
Diversified Fixed Income	0.59	440,000
Real Return	9.73	7,295,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Barclays Capital, Inc, dated September 28, 2012, bearing interest at a rate of 0.20% per annum, with a principal amount of $74,965,000, a repurchase price of $74,966,249, and a maturity date of October 1, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	4.50%	08/15/2039	$56,302,000	$76,249,236

As of September 30, 2012, the following portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

Portfolio	Percentage Ownership	Principal Amount
Multi-Managed Growth	0.49%	$370,000
Multi-Managed Moderate Growth	2.01	1,505,000
Multi-Managed Income/Equity	1.81	1,360,000
Multi-Managed Income	2.76	2,070,000
Large Cap Value	0.74	555,000
Mid Cap Growth	0.11	85,000
Diversified Fixed Income	0.59	440,000
Real Return	9.73	7,295,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

BNP Paribas SA, dated September 28, 2012, bearing interest at a rate of 0.18% per annum, with a principal amount of $74,965,000, a repurchase price of $74,966,125, and a maturity date of October 1, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	0.38%	07/31/2013	$76,404,500	$76,573,354

As of September 30, 2012, the following portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

Portfolio	Percentage Ownership	Principal Amount
Multi-Managed Growth	0.50%	$325,000
Multi-Managed Moderate Growth	2.01	1,320,000
Multi-Managed Income/Equity	1.81	1,190,000
Multi-Managed Income	2.76	1,810,000
Large Cap Value	0.74	485,000
Mid Cap Growth	0.11	75,000
Diversified Fixed Income	0.59	385,000
Real Return	9.73	6,385,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Deutsche Bank AG, dated September 28, 2012, bearing interest at a rate of 0.14% per annum, with a principal amount of $65,600,000, a repurchase price of $65,600,765, and a maturity date of October 1, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.25%	03/15/2014	$65,972,000	$66,972,795

As of September 30, 2012, the following portfolios held an undivided interest in the joint repurchase agreement with Royal Bank of Scotland:

Portfolio	Percentage Ownership	Principal Amount
Multi-Managed Growth	0.50%	$495,000
Multi-Managed Moderate Growth	2.01	2,010,000
Multi-Managed Income/Equity	1.81	1,810,000
Multi-Managed Income	2.76	2,760,000
Large Cap Value	0.74	740,000
Mid Cap Growth	0.12	115,000
Diversified Fixed Income	0.59	585,000
Real Return	9.73	9,725,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Royal Bank of Scotland, dated September 28, 2012, bearing interest at a rate of 0.20% per annum, with a principal amount of $99,960,000, a repurchase price of $99,961,666, and a maturity date of October 1, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.50%	12/31/2012	$100,041,000	$102,014,809

As of September 30, 2012, the following portfolios held an undivided interest in the joint repurchase agreement with State Street Bank & Trust Co.:

Portfolio	Percentage Ownership	Principal Amount
Multi-Managed Growth	0.36%	$995,000
Multi-Managed Moderate Growth	0.54	1,501,000
Large Cap Growth	0.25	695,000
Large Cap Value	0.22	607,000
Mid Cap Growth	0.23	631,000
Mid Cap Value	0.24	681,000
Small Cap	1.13	3,148,000
Diversified Fixed Income	13.11	36,573,000
Focus Growth	1.41	3,937,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated September 28, 2012, bearing interest at a rate of 0.01% per annum, with a principal amount of $278,920,000, a repurchase price of $279,920,232, and a maturity date of October 1, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	1.75%	05/15/2022	$188,915,000	$193,165,588
U.S. Treasury Bonds	3.50	02/15/2039	78,770,000	91,333,579

As of September 30, 2012, the following portfolios held an undivided interest in the joint repurchase agreement with UBS Securities LLC:

Portfolio	Percentage Ownership	Principal Amount
Multi-Managed Growth	0.49%	$400,000
Multi-Managed Moderate Growth	2.01	1,635,000
Multi-Managed Income/Equity	1.81	1,475,000
Multi-Managed Income	2.76	2,245,000
Large Cap Value	0.74	605,000
Mid Cap Growth	0.12	95,000
Diversified Fixed Income	0.58	475,000
Real Return	9.73	7,915,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities LLC, dated September 28, 2012, bearing interest at a rate of 0.18% per annum, with a principal amount of $81,325,000, a repurchase price of $81,326,220, and a maturity date of October 1, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.38%	09/30/2014	$78,952,100	$83,227,356

Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities ("SMBS") are derivative multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBSs have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the "principal only" class) from the mortgage pool, while the other class will receive all or most of the interest (the "interest only" class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio's yield

Mortgage-Backed Dollar Rolls: During the six months ended September 30, 2012, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income Asset Allocation: Diversified Growth and Diversified Fixed Income Portfolios entered into dollar rolls using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Portfolio's policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income and Asset Allocation: Diversified Growth Portfolios had TBA Rolls outstanding at period end, which are included in receivable for investments sold and payable for investments purchased in the Statements of Assets and Liabilities.

Dollar roll transactions involve the risk that the market value of the securities held by the Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Portfolio's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities. The return earned by the Portfolio with the proceeds of the dollar roll transaction may not exceed the transaction costs. For the six months ended September 30, 2012, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Asset Allocation: Diversified Growth and Diversified Fixed Income Portfolios had realized gains (losses) from mortgage-backed dollar rolls of $96,750, $301,762, $377,629, $449,731, $30,977 and $22,422 respectively.

Short Sales: Certain Portfolios may engage in "short sales against the box." A short sale is against the box to the extent that the Portfolio contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short. In addition, certain Portfolios may sell a security it does not own in anticipation of a decline in the market value of that security (short sales). To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The

Portfolio then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Portfolio may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Portfolio replaces a borrowed security, the Portfolio will maintain daily a segregated account, containing cash or liquid securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Portfolio bears the risk of potential inability of the broker to meet their obligation to perform.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period.

Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios' books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates and realized gains and losses on forward foreign currency contracts.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. For financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities.

Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations.

Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries' tax regulations require that taxes be paid on capital gains realized by the Portfolio.

Interest earned on cash balances held at the custodian is shown as custody credits on the Statement of Operations.

Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

For the Seasons Managed Allocation Portfolios, the expenses included in the accompanying financial statements reflect the expenses of the Seasons Managed Allocation Portfolios and do not include indirect expenses borne by each underlying Portfolio in connection with its investment in the underlying Portfolio.

Distributions received from Real Estate Investment Trusts ("REIT") investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital shares activity of the respective class).

The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

For Seasons Managed Allocation Portfolios, distributions from income from the underlying Seasons Portfolios, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from underlying Seasons Portfolios, if any, are recorded to realized gains on the ex-dividend date.

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that each Portfolio will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

Each Portfolio recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2009 – 2011 or expected to be taken in each Portfolios' 2012 tax return. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2009.

New Accounting Pronouncement

In May 2011, the FASB issued ASU No. 2011-04, "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs." ASU 2011-04 requires common fair value measurement and disclosure requirements between U.S. GAAP and International Financial Reporting Standards. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. All required changes to accounting policies have been made in accordance with ASU No. 2011-04.

In December 2011, the FASB issued ASU No. 2011-11, "Disclosures about Offsetting Assets and Liabilities". ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The new and revised disclosures are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2011-11 and its impact on the financial statements.

Note 3.  Investment Advisory and Management Agreement, and Service Agreement (12b-1 Plan)

SAAMCo serves as investment adviser for all of the Portfolios of the Trust. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo to handle the Trust's day-to-day affairs, to provide investment advisory services, office space, and other facilities for the management of the affairs of the Trust, and to pay the compensation of certain officers of the Trust who are affiliated persons of SAAMCo. Pursuant to the Agreement entered into between the Adviser and the Trust, each Portfolio pays the Adviser a fee equal to the following percentage of average daily net assets:

Portfolio	Assets	Management Fees
Multi-Managed Growth	0-$250 million	0.89%
	> $250 million	0.84%
	> $500 million	0.79%
Multi-Managed Moderate Growth	0-$250 million	0.85%
	> $250 million	0.80%
	> $500 million	0.75%
Multi-Managed Income/Equity	0-$250 million	0.81%
	> $250 million	0.76%
	> $500 million	0.71%
Multi-Managed Income	0-$250 million	0.77%
	> $250 million	0.72%
	> $500 million	0.67%
Asset Allocation: Diversified Growth(1)	0-$250 million	0.85%
	> $250 million	0.80%
	> $500 million	0.75%
Stock	0-$250 million	0.85%
	> $250 million	0.80%
	> $500 million	0.75%
Large Cap Growth, Large Cap Value	0-$250 million	0.80%
	> $250 million	0.75%
	> $500 million	0.70%
Mid Cap Growth, Mid Cap Value, Small Cap	0-$250 million	0.85%
	> $250 million	0.80%
	> $500 million	0.75%
International Equity	0-$250 million	0.95%
	> $250 million	0.90%
	> $500 million	0.85%
Diversified Fixed Income	0-$200 million	0.70%
	> $200 million	0.65%
	> $400 million	0.60%
Real Return	0-$500 million	0.60%
	> $500 million	0.55%
Cash Management(2)	0-$100 million	0.475%
	> $100 million	0.45%
	> $500 million	0.425%
	> $1 billion	0.40%
Focus Growth	0-$250 million	1.00%
	> $250 million	0.95%
	> $500 million	0.90%
Focus Value	0-$250 million	1.00%
	> $250 million	0.95%
	> $500 million	0.90%
Allocation Growth, Allocation Moderate Growth, Allocation Moderate, Allocation Balanced	> 0	0.10%

(1)  The Adviser voluntarily agreed, until further notice, to waive 0.10% of investment advisory fees for the Asset Allocation: Diversified Growth Portfolio. For the six months ended September 30, 2012, the amount of advisory fees waived was $87,713.

(2)  The Adviser shall be paid a composite fee based on the aggregate assets it manages for both Seasons Series Trust and SunAmerica Series Trust Cash Management Portfolios.

The Agreement authorizes SAAMCo to retain one or more subadvisers to make the investment decisions for the Portfolios, and to place the purchase and sale orders for portfolio transactions. The organizations described below act as Subadvisers (with the exception of SAAMCo, which acts as Adviser,) to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Each of the Subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trustees and the oversight and supervision of SAAMCo, which pays the Subadvisers' fees. All subadvisory fees are payable by the Adviser to the respective Subadviser and do not increase Portfolio expenses. Portfolio management is allocated among the following Managers:

Portfolio	Subadviser
Multi-Managed Growth	Janus
Lord Abbett
PineBridge
SAAMCo
WMC
Multi-Managed Moderate Growth	Janus
Lord Abbett
PineBridge
SAAMCo
WMC
Multi-Managed Income/Equity	Janus
Lord Abbett
PineBridge
WMC
Multi-Managed Income	Janus
Lord Abbett
PineBridge
WMC
Asset Allocation: Diversified Growth Stock	Putnam Investment Management, LLC
Stock	T. Rowe Price Associates, Inc. ("T. Rowe Price")
Large Cap Growth	Goldman Sachs Asset Management, L.P. Janus
SAAMCo
Large Cap Value	SAAMCo
T. Rowe Price
WMC
Mid Cap Growth	SAAMCo
T. Rowe Price
WMC
Mid Cap Value	Goldman Sachs Asset Management, L.P.
Lord Abbett
SAAMCo
Small Cap	ClearBridge Advisors, LLC ("ClearBridge")
SAAMCo
International Equity	Janus
Lord Abbett
PineBridge
Diversified Fixed Income	PineBridge
SAAMCo
WMC
Real Return	WMC
Cash Management	BofA Advisors, LLC
Focus Growth	Janus
SAAMCo
Marsico Capital Management, LLC ("Marsico")
Focus Value	Northern Trust Investments, N.A.
Third Avenue Management, LLC
J.P. Morgan Investment Management, Inc.
Allocation Growth	Ibbotson Associates, Inc.
Allocation Moderate Growth	Ibbotson Associates, Inc.
Allocation Moderate	Ibbotson Associates, Inc.
Allocation Balanced	Ibbotson Associates, Inc.

The Adviser has voluntarily agreed to waive fees or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the Portfolios' average net assets (Annual operating expenses shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses.):

Portfolio	Class 1	Class 2	Class 3
Small Cap	1.15%	1.30%	1.40%
International Equity	1.30	1.45	1.55
Focus Growth	1.30	1.45	1.55
Focus Value	1.30	1.45	1.55
Allocation Balanced	N/A	N/A	0.35

The Adviser also may voluntarily waive fees or reimburse additional amounts to increase the investment return to a Portfolio's investors. The Adviser may terminate all such waivers and/or reimbursements at any time. Further, any waivers or reimbursements made by the Adviser with respect to a Portfolio are subject to recoupment from that Portfolio within two years after the occurrence of the waivers and/or reimbursements, provided that the Portfolio is able to effect such payments to the Adviser and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made. As of September 30, 2012, none of the Portfolios listed above were subject to reimbursement. In addition, none of the Portfolios had balances subject to recoupment.

Class 2 and Class 3 shares of each Portfolio, excluding the Seasons Managed Allocation Portfolios, are subject to Rule 12b-1 plans that provides for service fees payable at the annual rate of 0.15% and 0.25%, respectively of the average daily net assets of Class 2 and Class 3 shares. The service fees were used to compensate the Life Companies for costs associated with the servicing of Class 2 and Class 3 shares, including the cost of reimbursing the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios' Class 2 and Class 3 shares. Accordingly, for the six months ended September 30, 2012, service fees were paid (see Statement of Operations) based on the aforementioned rates.

As of the date of this report, the United States Department of the Treasury ("Department of the Treasury") owned less than 25% of the outstanding shares of common stock of American International Group, Inc. ("AIG"), the ultimate parent of SAAMCo. AIG has stated that it understands that, subject to market conditions, the Department of the Treasury intends to dispose of its ownership interest in AIG over time, and that AIG has granted certain registration rights to the Department of the Treasury to facilitate such sales.

Note 4.  Federal Income Taxes The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, investments in real estate investment trusts, investments in regulated investment companies and investments in partnerships, treatment of defaulted securities and derivative transactions.

	Distributable Earnings			Tax Distributions
	For the year ended March 31, 2012
Portfolio	Ordinary Income	Long-term Gains/ Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
Multi-Managed Growth	$275,236	$(2,448,784)	$12,865,455	$532,918	$—
Multi-Managed Moderate Growth	1,256,544	5,080,839	18,659,620	2,173,249	4,990,055
Multi-Managed Income/Equity	2,579,020	3,669,209	9,598,627	3,125,338	1,324,493
Multi-Managed Income	2,438,713	3,223,087	5,792,417	3,253,940	2,004,965
Asset Allocation: Diversified Growth	3,509,089	(23,720,612)	13,096,780	3,676,963	—
Stock	—	(3,006,757)	50,266,812	—	—
Large Cap Growth	822,020	9,530,898	60,080,874	625,750	—
Large Cap Value	4,176,016	(40,580,150)	22,655,798	3,784,692	—
Mid Cap Growth	—	3,826,808	18,730,609	—	—
Mid Cap Value	984,929	(25,279,262)	23,368,207	802,950	—
Small Cap	—	(15,306,061)	20,197,173	—	—
International Equity	5,248,601	(95,724,859)	420,825	3,659,877	—

	Distributable Earnings			Tax Distributions
	For the year ended March 31, 2012
Portfolio	Ordinary Income	Long-term Gains/ Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
Diversified Fixed Income	$20,746,954	$1,952,455	$20,784,582	$14,138,667	$3,520,899
Real Return	11,532,985	(6,816,526)	16,696,932	—	—
Cash Management	—	(2,233,741)	(10,307)	—	—
Focus Growth	—	734,110	29,997,464	102,548	6,738,093
Focus Value	332,278	(34,777,836)	10,461,387	989,842	—
Allocation Growth	946,225	(27,869,387)	(943,128)	985,718	—
Allocation Moderate Growth	7,320,468	(47,600,387)	38,843,136	6,723,716	—
Allocation Moderate	4,130,867	(16,735,940)	17,009,022	3,580,973	—
Allocation Balanced	3,360,436	(3,191,749)	21,922,966	3,084,736	—

*  Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

As of March, 2012, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

	Capital Loss Carryforward†							Unlimited
Portfolio	2013	2014	2015	2016	2017	2018	2019	ST	LT
Multi-Managed Growth	$—	$—	$—	$—	$2,448,784	$—	$—	$—	$—
Multi-Managed Moderate Growth	—	—	—	—	—	—	—	—	—
Multi-Managed Income/Equity	—	—	—	—	—	—	—	—	—
Multi-Managed Income	—	—	—	—	—	—	—	—	—
Asset Allocation: Diversified Growth	—	—	—	—	—	23,720,612	—	—	—
Stock	—	—	—	—	—	3,006,757	—	—	—
Large Cap Growth	—	—	—	—	—	—	—	—	—
Large Cap Value	—	—	—	—	1,853,978	38,623,944	—	—	102,228
Mid Cap Growth	—	—	—	—	—	—	—	—	—
Mid Cap Value	—	—	—	—	—	25,279,262	—	—	—
Small Cap	—	—	—	—	14,335,734	970,327	—	—	—
International Equity	—	—	—	—	34,454,353	60,270,506	—	—	—
Diversified Fixed Income	—	—	—	—	—	—	—	—	—
Real Return	—	—	—	—	162,596	6,122,502	531,428	—	—
Cash Management	—	—	—	160,999	960,064	10,607	20	—	1,102,051
Focus Growth	—	—	—	—	—	—	—	—	—
Focus Value	—	—	—	—	8,177,482	26,600,354	—	—	—
Allocation Growth	—	—	—	—	1,037,877	9,582,828	11,231,621	128,506	5,888,555
Allocation Moderate Growth	—	—	—	—	—	20,361,890	17,655,131	—	9,583,366
Allocation Moderate	—	—	—	—	—	9,809,212	6,926,728	—	—
Allocation Balanced	—	—	—	—	—	1,125,755	2,065,994	—	—

†  On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

Under the current law, capital losses realized after October 31 and late year ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended March 31, 2012, the Portfolios elected to defer late year ordinary losses and post October capital losses as follows:

Portfolio	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
Multi-Managed Growth	$—	$751,765	$—
Multi-Managed Moderate Growth	—	—	—
Multi-Managed Income/Equity	—	—	—
Multi-Managed Income	—	—	—
Asset Allocation: Diversified Growth	—	1,787,570	—
Stock	198,556	1,152,994	—
Large Cap Growth	—	—	—
Large Cap Value	—	—	—
Mid Cap Growth	141,699	—	—
Mid Cap Value	—	802,823	—
Small Cap	89,131	801,134	—
International Equity	—	3,826,188	—
Diversified Fixed Income	—	—	—
Real Return	—	—	—
Cash Management	95,521	—	—
Focus Growth	304,621	—	—
Focus Value	—	—	—
Allocation Growth	—	—	—
Allocation Moderate Growth	—	—	—
Allocation Moderate	—	—	—
Allocation Balanced	—	—	—

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
Multi-Managed Growth	$13,580,692	$(1,747,168)	$11,833,524	$60,439,635
Multi-Managed Moderate Growth	19,945,458	(2,517,598)	17,427,860	117,900,190
Multi-Managed Income/Equity	11,980,149	(1,482,785)	10,497,364	95,880,489
Multi-Managed Income	7,841,477	(702,675)	7,138,802	92,739,355
Asset Allocation: Diversified Growth	20,224,532	(7,125,222)	13,099,310	159,514,107
Stock	48,396,385	(1,480,931)	46,915,454	91,695,229
Large Cap Growth	67,026,073	(4,847,154)	62,178,919	212,700,121
Large Cap Value	51,701,041	(27,610,319)	24,090,722	315,781,571
Mid Cap Growth	20,266,045	(4,007,631)	16,258,414	83,223,298
Mid Cap Value	24,114,149	(5,958,675)	18,155,474	200,789,798
Small Cap	21,634,477	(5,622,899)	16,011,578	124,894,561
International Equity	33,251,284	(33,058,779)	192,505	373,927,459
Diversified Fixed Income	33,550,569	(369,145)	33,181,424	592,870,450
Real Return	19,795,099	(1,347,435)	18,447,664	417,878,920
Cash Management	6,785	(16,167)	(9,382)	52,128,100
Focus Growth	26,955,552	(4,279,343)	22,676,209	134,217,276
Focus Value	10,242,191	(1,602,722)	8,639,469	86,029,219
Allocation Growth	17,425,476	(18,717,087)	(1,291,611)	115,812,420
Allocation Moderate Growth	87,669,144	(46,400,788)	41,268,356	632,705,465
Allocation Moderate	47,271,621	(26,908,309)	20,363,312	366,250,641
Allocation Balanced	40,635,045	(12,881,274)	27,753,771	292,240,009

Note 5.  Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of the Portfolios set forth below have been reduced. For the six months ended September 30, 2012, the amount of expense reductions received by each Portfolio used to offset the Portfolio's non-affiliated expenses were as follows:

Portfolio	Total Expense Reductions
Multi-Managed Growth	$262
Multi-Managed Moderate Growth	345
Multi-Managed Income/Equity	134
Multi-Managed Income	81
Asset Allocation:Diversified Growth	8,570
Stock	531
Large Cap Growth	2,557
Large Cap Value	384
Mid Cap Growth	309
Mid Cap Value	4,089
Small Cap	2,092
International Equity	17,407
Focus Growth	1,697
Focus Value	8,208

Note 6.  Purchases and Sales of Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended September 30, 2012 were as follows:

Portfolio	Purchases of portfolio securities (excluding U.S. government securities)	Sales of portfolio securities (excluding U.S. government securities)	Purchases of U.S. government securities	Sales of U.S. government securities
Multi-Managed Growth	$22,915,754	$27,550,503	$2,662,448	$2,903,104
Multi-Managed Moderate Growth	40,362,410	48,594,652	11,482,081	11,927,241
Multi-Managed Income/Equity	16,963,038	24,469,916	11,021,397	5,636,539
Multi-Managed Income	13,586,477	18,997,499	8,040,306	10,334,249
Asset Allocation: Diversified Growth	29,904,049	42,316,883	16,324,588	16,151,888
Stock	15,482,290	28,496,090	—	—
Large Cap Growth	31,140,590	44,288,959	—	—
Large Cap Value	55,894,394	36,090,374	—	—
Mid Cap Growth	33,175,171	38,874,553	—	—
Mid Cap Value	82,198,836	72,373,636	—	—
Small Cap	75,932,088	62,954,093	—	—
International Equity	141,007,876	73,490,384	—	—
Diversified Fixed Income	179,537,373	172,508,561	165,683,889	143,931,422
Real Return	118,903,920	100,648,240	151,084,604	117,255,963
Cash Management	—	—	—	—
Focus Growth	109,265,457	109,092,986	—	—
Focus Value	29,810,089	23,216,192	—	—
Allocation Growth	4,329,941	13,714,061	—	—
Allocation Moderate Growth	34,739,271	61,504,452	—	—
Allocation Moderate	20,200,479	27,710,117	—	—
Allocation Balanced	27,198,260	16,273,116	—	—

Note 7.  Capital Share Transactions

Transactions in capital shares of each class of each Portfolio were as follows:

	Multi-Managed Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2012 (unaudited)		For the year ended March 31, 2012		For the six months ended September 30, 2012 (unaudited)		For the year ended March 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	6,694	$114,161	17,884	$282,366	20,395	$340,582	50,761	$791,322
Reinvested dividends	—	—	7,592	114,813	—	—	13,105	198,013
Shares redeemed	(64,274)	(1,049,272)	(185,151)	(2,867,468)	(169,858)	(2,791,700)	(474,868)	(7,416,274)
Net increase (decrease)	(57,580)	$(935,111)	(159,675)	$(2,470,289)	(149,463)	$(2,451,118)	(411,002)	$(6,426,939)
	Multi-Managed Growth Portfolio
	Class 3
	For the six months ended September 30, 2012 (unaudited)		For the year ended March 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	49,956	$831,386	140,664	$2,200,326
Reinvested dividends	—	—	14,587	220,092
Shares redeemed	(209,494)	(3,454,890)	(551,609)	(8,605,906)
Net increase (decrease)	(159,538)	$(2,623,504)	(396,358)	$(6,185,488)
	Multi-Managed Moderate Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2012 (unaudited)		For the year ended March 31, 2012		For the six months ended September 30, 2012 (unaudited)		For the year ended March 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	18,471	$271,457	29,978	$415,937	87,087	$1,246,264	217,920	$3,048,599
Reinvested dividends	—	—	65,890	865,842	—	—	256,354	3,364,300
Shares redeemed	(146,398)	(2,068,152)	(270,096)	(3,745,609)	(513,609)	(7,228,125)	(1,379,616)	(19,290,729)
Net increase (decrease)	(127,927)	$(1,796,695)	(174,228)	$(2,463,830)	(426,522)	$(5,981,861)	(905,342)	$(12,877,830)
	Multi-Managed Moderate Growth Portfolio
	Class 3
	For the six months ended September 30, 2012 (unaudited)		For the year ended March 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	195,025	$2,751,130	297,684	$4,159,597
Reinvested dividends	—	—	223,830	2,933,162
Shares redeemed	(412,211)	(5,819,403)	(1,120,095)	(15,675,481)
Net increase (decrease)	(217,186)	$(3,068,273)	(598,581)	$(8,582,722)

	Multi-Managed Income/Equity Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2012 (unaudited)		For the year ended March 31, 2012		For the six months ended September 30, 2012 (unaudited)		For the year ended March 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	39,426	$510,186	49,474	$617,106	175,091	$2,274,165	304,781	$3,784,060
Reinvested dividends	—	—	47,151	561,402	—	—	201,531	2,396,132
Shares redeemed	(69,099)	(880,687)	(238,603)	(2,966,912)	(593,854)	(7,565,256)	(1,314,985)	(16,339,895)
Net increase (decrease)	(29,673)	$(370,501)	(141,978)	$(1,788,404)	(418,763)	$(5,291,091)	(808,673)	$(10,159,703)
	Multi-Managed Income/Equity Portfolio
	Class 3
	For the six months ended September 30, 2012 (unaudited)		For the year ended March 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	124,265	$1,596,868	244,280	$3,031,799
Reinvested dividends	—	—	125,682	1,492,297
Shares redeemed	(329,394)	(4,178,770)	(856,023)	(10,626,008)
Net increase (decrease)	(205,129)	$(2,581,902)	(486,061)	$(6,101,912)
	Multi-Managed Income Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2012 (unaudited)		For the year ended March 31, 2012		For the six months ended September 30, 2012 (unaudited)		For the year ended March 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	54,578	$697,852	74,584	$926,666	145,986	$1,873,432	478,108	$5,961,353
Reinvested dividends		—	—	59,441	709,913	—	228,126	2,720,253
Shares redeemed	(106,554)	(1,355,525)	(265,642)	(3,340,306)	(535,727)	(6,798,300)	(1,045,408)	(13,107,519)
Net increase (decrease)	(51,976)	$(657,673)	(131,617)	$(1,703,727)	(389,741)	$(4,924,868)	(339,174)	$(4,425,913)
	Multi-Managed Income Portfolio
	Class 3
	For the six months ended September 30, 2012 (unaudited)		For the year ended March 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	216,070	$2,747,223	867,695	$10,866,596
Reinvested dividends	—	—	153,596	1,828,739
Shares redeemed	(381,604)	(4,827,978)	(1,092,785)	(13,719,501)
Net increase (decrease)	(165,534)	$(2,080,755)	(71,494)	$(1,024,166)

	Asset Allocation: Diversified Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2012 (unaudited)		For the year ended March 31, 2012		For the six months ended September 30, 2012 (unaudited)		For the year ended March 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	75,115	$749,347	152,870	$1,401,566	288,698	$2,847,487	787,397	$7,312,339
Reinvested dividends	—	—	57,375	530,362	—	—	190,556	1,760,777
Shares redeemed	(257,010)	(2,594,249)	(596,146)	(5,711,860)	(1,138,725)	(11,476,113)	(2,554,388)	(24,639,228)
Net increase (decrease)	(181,895)	$(1,844,902)	(385,901)	$(3,779,932)	(850,027)	$(8,628,626)	(1,576,435)	$(15,566,112)
	Asset Allocation: Diversified Growth Portfolio
	Class 3
	For the six months ended September 30, 2012 (unaudited)		For the year ended March 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	368,582	$3,632,224	1,068,208	$10,070,284
Reinvested dividends	—	—	150,187	1,385,824
Shares redeemed	(872,675)	(8,796,149)	(2,236,683)	(21,535,128)
Net increase (decrease)	(504,093)	$(5,163,925)	(1,018,288)	$(10,079,020)
	Stock Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2012 (unaudited)		For the year ended March 31, 2012		For the six months ended September 30, 2012 (unaudited)		For the year ended March 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	41,528	$694,531	50,350	$751,941	162,013	$2,651,140	289,214	$4,307,847
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(109,922)	(1,847,202)	(368,880)	(5,687,852)	(488,020)	(8,122,461)	(1,516,960)	(23,281,294)
Net increase (decrease)	(68,394)	$(1,152,671)	(318,530)	$(4,935,911)	(326,007)	$(5,471,321)	(1,227,746)	$(18,973,447)
	Stock Portfolio
	Class 3
	For the six months ended September 30, 2012 (unaudited)		For the year ended March 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	195,579	$3,182,612	431,395	$6,426,902
Reinvested dividends	—	—	—	—
Shares redeemed	(380,851)	(6,325,858)	(1,329,313)	(20,265,724)
Net increase (decrease)	(185,272)	$(3,143,246)	(897,918)	$(13,838,822)

	Large Cap Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2012 (unaudited)		For the year ended March 31, 2012		For the six months ended September 30, 2012 (unaudited)		For the year ended March 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,778,695	$19,299,188	370,139	$3,942,667	46,441	$505,331	188,456	$1,799,855
Reinvested dividends	—	—	2,170	21,003	—	—	14,398	137,585
Shares redeemed	(57,932)	(631,815)	(139,109)	(1,363,903)	(431,392)	(4,620,311)	(1,684,316)	(16,321,556)
Net increase (decrease)	1,720,763	$18,667,373	233,200	$2,599,767	(384,951)	$(4,114,980)	(1,481,462)	$(14,384,116)
	Large Cap Growth Portfolio
	Class 3
	For the six months ended September 30, 2012 (unaudited)		For the year ended March 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	192,569	$2,005,476	4,994,028	$47,012,387
Reinvested dividends	—	—	49,200	467,162
Shares redeemed	(2,660,522)	(28,714,757)	(8,839,458)	(80,579,248)
Net increase (decrease)	(2,467,953)	$(26,709,281)	(3,796,230)	$(33,099,699)
	Large Cap Value Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2012 (unaudited)		For the year ended March 31, 2012		For the six months ended September 30, 2012 (unaudited)		For the year ended March 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,250,303	$37,807,921	694,497	$8,106,265	25,850	$300,877	238,206	$2,632,055
Reinvested dividends	—	—	6,723	71,168	—	—	53,307	563,741
Shares redeemed	(60,329)	(689,957)	(152,777)	(1,670,411)	(328,041)	(3,811,455)	(1,117,913)	(12,191,476)
Net increase (decrease)	3,189,974	$37,117,964	548,443	$6,507,022	(302,191)	$(3,510,578)	(826,400)	$(8,995,680)
	Large Cap Value Portfolio
	Class 3
	For the six months ended September 30, 2012 (unaudited)		For the year ended March 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	489,492	$5,563,263	3,121,399	$33,128,521
Reinvested dividends	—	—	298,152	3,149,783
Shares redeemed	(1,721,840)	(20,404,294)	(5,088,901)	(51,641,361)
Net increase (decrease)	(1,232,348)	$(14,841,031)	(1,669,350)	$(15,363,057)

	Mid Cap Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2012 (unaudited)		For the year ended March 31, 2012		For the six months ended September 30, 2012 (unaudited)		For the year ended March 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	739,931	$9,346,850	193,294	$2,485,879	42,451	$528,912	191,322	$2,257,404
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(108,064)	(1,405,238)	(114,798)	(1,400,031)	(285,787)	(3,522,266)	(937,418)	(11,162,067)
Net increase (decrease)	631,867	$7,941,612	78,496	$1,085,848	(243,336)	$(2,993,354)	(746,096)	$(8,904,663)
	Mid Cap Growth Portfolio
	Class 3
	For the six months ended September 30, 2012 (unaudited)		For the year ended March 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	69,606	$848,330	2,145,647	$22,723,930
Reinvested dividends	—	—	—	—
Shares redeemed	(847,209)	(10,523,518)	(1,363,700)	(16,176,036)
Net increase (decrease)	(777,603)	$(9,675,188)	781,947	$6,547,894
	Mid Cap Value Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2012 (unaudited)		For the year ended March 31, 2012		For the six months ended September 30, 2012 (unaudited)		For the year ended March 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,343,364	$18,710,395	423,826	$5,958,426	23,718	$329,563	128,582	$1,674,264
Reinvested dividends	—	—	1,770	22,679	—	—	13,977	178,696
Shares redeemed	(32,962)	(451,249)	(118,860)	(1,599,582)	(272,502)	(3,745,365)	(864,474)	(11,576,137)
Net increase (decrease)	1,310,402	$18,259,146	306,736	$4,381,523	(248,784)	$(3,415,802)	(721,915)	$(9,723,177)
	Mid Cap Value Portfolio
	Class 3
	For the six months ended September 30, 2012 (unaudited)		For the year ended March 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	230,806	$3,128,695	3,687,343	$46,043,067
Reinvested dividends	—	—	47,125	601,575
Shares redeemed	(646,472)	(8,996,421)	(955,540)	(12,614,670)
Net increase (decrease)	(415,666)	$(5,867,726)	2,778,928	$34,029,972

	Small Cap Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2012 (unaudited)		For the year ended March 31, 2012		For the six months ended September 30, 2012 (unaudited)		For the year ended March 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,860,684	$18,010,596	389,723	$3,891,064	42,320	$413,123	267,488	$2,388,033
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(33,461)	(323,312)	(85,980)	(816,090)	(284,164)	(2,702,173)	(980,496)	(9,041,824)
Net increase (decrease)	1,827,223	$17,687,284	303,743	$3,074,974	(241,844)	$(2,289,050)	(713,008)	$(6,653,791)
	Small Cap Portfolio
	Class 3
	For the six months ended September 30, 2012 (unaudited)		For the year ended March 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	264,240	$2,458,819	1,135,867	$9,993,987
Reinvested dividends	—	—	—	—
Shares redeemed	(692,341)	(6,582,744)	(8,048,124)	(70,299,210)
Net increase (decrease)	(428,101)	$(4,123,925)	(6,912,257)	$(60,305,223)
	International Equity Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2012 (unaudited)		For the year ended March 31, 2012		For the six months ended September 30, 2012 (unaudited)		For the year ended March 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	5,140,360	$36,031,571	1,298,171	$9,641,262	75,103	$526,266	369,900	$2,722,031
Reinvested dividends	—	—	8,018	54,534	—	—	68,373	465,488
Shares redeemed	(54,692)	(385,110)	(160,430)	(1,213,195)	(565,947)	(3,931,881)	(1,543,487)	(11,623,837)
Net increase (decrease)	5,085,668	$35,646,461	1,145,759	$8,482,601	(490,844)	$(3,405,615)	(1,105,214)	$(8,436,318)
	International Equity Portfolio
	Class 3
	For the six months ended September 30, 2012 (unaudited)		For the year ended March 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	5,982,695	$41,818,610	6,287,071	$45,105,784
Reinvested dividends	—	—	462,220	3,139,855
Shares redeemed	(1,460,165)	(10,406,684)	(5,745,436)	(41,505,753)
Net increase (decrease)	4,522,530	$31,411,926	1,003,855	$6,739,886

	Diversified Fixed Income Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2012 (unaudited)		For the year ended March 31, 2012		For the six months ended September 30, 2012 (unaudited)		For the year ended March 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	5,026,338	$61,316,284	1,326,650	$15,827,289	280,462	$3,415,524	935,064	$11,164,227
Reinvested dividends	—	—	16,574	194,120	—	—	184,541	2,157,728
Shares redeemed	(39,711)	(483,413)	(120,602)	(1,435,974)	(662,570)	(8,059,488)	(1,929,028)	(22,853,813)
Net increase (decrease)	4,986,627	$60,832,871	1,222,622	$14,585,435	(382,108)	$(4,643,964)	(809,423)	$(9,531,858)
	Diversified Fixed Income Portfolio
	Class 3
	For the six months ended September 30, 2012 (unaudited)		For the year ended March 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	3,043,881	$36,477,184	14,759,819	$175,783,455
Reinvested dividends	—	—	1,313,741	15,307,718
Shares redeemed	(3,709,742)	(44,921,921)	(5,822,479)	(68,935,305)
Net increase (decrease)	(665,861)	$(8,444,737)	10,251,081	$122,155,868
	Real Return Portfolio
	Class 1				Class 3
	For the six months ended September 30, 2012 (unaudited)		For the period January 23, 2012@ through March 31, 2012		For the six months ended September 30, 2012 (unaudited)		For the year ended March 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,519,149	$36,499,850	751,043	$7,688,844	5,176,755	$53,703,383	19,086,323	$191,645,329
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(426)	(4,423)	—	—	(4,087,547)	(42,242,372)	(8,322,017)	(83,455,460)
Net increase (decrease)	3,518,723	$36,495,427	751,043	$7,688,844	1,089,208	$11,461,011	10,764,306	$108,189,869
	Cash Management Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2012 (unaudited)		For the year ended March 31, 2012		For the six months ended September 30, 2012 (unaudited)		For the year ended March 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	37,037	$396,939	84,535	$908,122	298,737	$3,185,377	2,086,754	$22,339,556
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(93,770)	(1,004,790)	(65,532)	(704,083)	(723,239)	(7,709,105)	(2,743,319)	(29,368,431)
Net increase (decrease)	(56,733)	$(607,851)	19,003	$204,039	(424,502)	$(4,523,728)	(656,565)	$(7,028,875)

@  Commencement of operations

	Cash Management Portfolio
	Class 3
	For the six months ended September 30, 2012 (unaudited)		For the year ended March 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	1,068,297	$11,346,963	5,212,438	$55,648,388
Reinvested dividends	—	—	—	—
Shares redeemed	(2,004,682)	(21,294,086)	(5,305,807)	(56,608,762)
Net increase (decrease)	(936,385)	$(9,947,123)	(93,369)	$(960,374)
	Focus Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2012 (unaudited)		For the year ended March 31, 2012		For the six months ended September 30, 2012 (unaudited)		For the year ended March 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,874,623	$27,534,891	441,535	$4,335,556	45,085	$434,389	285,310	$2,757,816
Reinvested dividends	—	—	13,914	124,507	—	—	255,077	2,239,235
Shares redeemed	(116,440)	(1,188,496)	(89,246)	(852,290)	(628,148)	(5,976,600)	(1,775,930)	(17,288,021)
Net increase (decrease)	2,758,183	$26,346,395	366,203	$3,607,773	(583,063)	$(5,542,211)	(1,235,543)	$(12,290,970)
	Focus Growth Portfolio
	Class 3
	For the six months ended September 30, 2012 (unaudited)		For the year ended March 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	177,644	$1,663,807	2,507,103	$23,360,620
Reinvested dividends	—	—	515,498	4,476,899
Shares redeemed	(1,300,145)	(12,392,376)	(2,623,667)	(25,713,812)
Net increase (decrease)	(1,122,501)	$(10,728,569)	398,934	$2,123,707
	Focus Value Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2012 (unaudited)		For the period January 23, 2012@ through March 31, 2012		For the six months ended September 30, 2012 (unaudited)		For the year ended March 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,204,881	$14,291,392	641,884	$7,688,845	11,215	$132,058	102,144	$1,162,416
Reinvested dividends	—	—	—	—	—	—	26,484	287,044
Shares redeemed	(243)	(2,948)	—	—	(228,515)	(2,676,035)	(637,888)	(7,519,574)
Net increase (decrease)	1,204,638	$14,288,444	641,884	$7,688,845	(217,300)	$(2,543,977)	(509,260)	$(6,070,114)

@  Commencement of operations

	Focus Value Portfolio
	Class 3
	For the six months ended September 30, 2012 (unaudited)		For the year ended March 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	70,153	$806,955	657,068	$7,411,336
Reinvested dividends	—	—	65,014	702,798
Shares redeemed	(500,880)	(5,879,437)	(646,425)	(7,582,962)
Net increase (decrease)	(430,727)	$(5,072,482)	75,657	$531,172
	Allocation Growth Portfolio
	Class 3
	For the six months ended September 30, 2012 (unaudited)		For the year ended March 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	283,756	$2,697,183	1,614,953	$15,002,703
Reinvested dividends	—	—	110,363	985,718
Shares redeemed	(1,224,529)	(11,696,025)	(2,935,358)	(27,519,703)
Net increase (decrease)	(940,773)	$(8,998,842)	(1,210,042)	$(11,531,282)
	Allocation Moderate Growth Portfolio
	Class 3
	For the six months ended September 30, 2012 (unaudited)		For the year ended March 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	2,351,129	$25,094,607	12,377,567	$129,329,860
Reinvested dividends	—	—	669,335	6,723,716
Shares redeemed	(4,891,804)	(52,291,347)	(10,752,338)	(112,733,837)
Net increase (decrease)	(2,540,675)	$(27,196,740)	2,294,564	$23,319,739
	Allocation Moderate Portfolio
	Class 3
	For the six months ended September 30, 2012 (unaudited)		For the year ended March 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	2,620,044	$27,966,966	11,266,128	$117,105,692
Reinvested dividends	—	—	355,127	3,580,973
Shares redeemed	(3,327,761)	(35,525,538)	(6,525,139)	(67,838,646)
Net increase (decrease)	(707,717)	$(7,558,572)	5,096,116	$52,848,019

	Allocation Balanced Portfolio
	Class 3
	For the six months ended September 30, 2012 (unaudited)		For the year ended March 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	3,358,798	$37,372,847	9,680,927	$103,530,461
Reinvested dividends	—	—	293,784	3,084,736
Shares redeemed	(2,335,745)	(25,941,815)	(5,348,316)	(57,512,171)
Net increase (decrease)	1,023,053	$11,431,032	4,626,395	$49,103,026

Note 8.  Transactions with Affiliates

The following Portfolio incurred brokerage commissions with affiliated brokers for the six months ended September 30, 2012:

Portfolio	Goldman Sachs & Co.	Goldman Sachs International	J.P. Morgan Clearing Corp.
Large Cap Growth	$1,047	$2	$—
Mid Cap Value	1,663	1,767	—
Focus Value	—	—	2,212

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various Seasons Series Trust Portfolios and securities issued by AIG or an affiliate thereof. For the six months ended September 30, 2012, the following portfolios recorded realized gains (losses) and income on security transactions of AIG and affiliates of AIG as follows:

Large Cap Value Portfolio Security	Income	Capital Gain Distribution Received	Value at March 31, 2012	Cost of Purchases	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2012
AIG Common Stock	$—	$—	$280,584	$417,993	$5,860	$(30)	$13,085	$705,772
Allocation Growth Portfolio Security	Income	Capital Gain Distribution Received	Value at March 31, 2012	Cost of Purchases	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2012
Seasons Series Trust
Focus Growth Portfolio, Class 3	$—	$—	$4,758,111	$14,749	$714,985	$297,832	$(379,648)	$3,976,059
Focus Value Portfolio, Class 3	—	—	3,996,379	—	626,338	(149,211)	251,060	3,471,890
Large Cap Growth Portfolio, Class 3	—	—	20,482,514	0	2,917,334	1,270,158	(757,993)	18,077,345
Large Cap Value Portfolio, Class 3	—	—	21,421,778	190,051	2,622,395	(251,689)	588,304	19,326,049
Mid Cap Growth Portfolio, Class 3	—	—	4,419,879	—	937,200	241,630	(268,006)	3,456,303
Mid Cap Value Portfolio, Class 3	—	—	14,569,751	—	1,038,871	(95,023)	91,897	13,527,754
Small Cap Portfolio, Class 3	—	—	10,472,813	—	521,263	250,541	(472,164)	9,729,927
Diversified Fixed Income Portfolio, Class 3	—	—	15,108,356	395,112	3,153,384	120,948	424,637	12,895,669
International Equity Portfolio, Class 3	—	—	28,175,254	3,730,029	1,182,292	(836,608)	173,430	30,059,813
	$—	$—	$123,404,835	$4,329,941	$13,714,062	$848,578	$(348,483)	$114,520,809

Allocation Moderate Growth Portfolio Security	Income	Capital Gain Distribution Received	Value at March 31, 2012	Cost of Purchases	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2012
Seasons Series Trust
Focus Growth Portfolio, Class 3	$—	$—	$26,753,650	$27,704	$2,731,290	$164,785	$(670,416)	$23,544,433
Focus Value Portfolio, Class 3	—	—	17,192,664	—	2,242,313	(707,055)	1,141,341	15,384,637
Large Cap Growth Portfolio, Class 3	—	—	89,472,531	—	15,362,861	6,555,209	(4,228,175)	76,436,704
Large Cap Value Portfolio, Class 3	—	—	106,211,018	400,000	9,601,550	(1,003,099)	2,919,202	98,925,571
Mid Cap Growth Portfolio, Class 3	—	—	18,023,942	—	2,627,526	1,080,332	(1,228,598)	15,248,150
Mid Cap Value Portfolio, Class 3	—	—	67,760,613	—	3,569,957	(372,314)	438,696	64,257,038
Small Cap Portfolio, Class 3	—	—	39,012,687	150,614	1,321,374	167,819	(964,439)	37,045,307
Diversified Fixed Income Portfolio, Class 3	—	—	185,159,675	12,194,007	18,511,684	2,488,697	5,017,911	186,348,606
Real Return Portfolio, Class 3	—	—	22,037,764	75,532	2,585,435	92,275	332,005	19,952,141
International Equity Portfolio, Class 3	—	—	120,142,885	21,891,414	2,950,462	(1,920,296)	(332,307)	136,831,234
	$—	$—	$691,767,429	$34,739,271	$61,504,452	$6,546,353	$2,425,220	$673,973,821
Allocation Moderate Portfolio Security	Income	Capital Gain Distribution Received	Value at March 31, 2012	Cost of Purchases	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2012
Seasons Series Trust
Focus Growth Portfolio, Class 3	$—	$—	$13,774,785	$65,805	$2,058,099	$763,835	$(1,008,780)	$11,537,546
Focus Value Portfolio, Class 3	—	—	7,752,098	157,692	317,913	(76,607)	335,765	7,851,035
Large Cap Growth Portfolio, Class 3	—	—	46,815,903	5,863	5,309,744	2,371,657	(1,082,833)	42,800,846
Large Cap Value Portfolio, Class 3	—	—	56,806,189	1,268,928	3,508,457	(383,237)	1,515,622	55,699,045
Mid Cap Growth Portfolio, Class 3	—	—	8,951,648	49,317	1,161,001	506,798	(579,781)	7,766,981
Mid Cap Value Portfolio, Class 3	—	—	30,277,767	1,436,562	832,921	(134,219)	277,882	31,025,071
Small Cap Portfolio, Class 3	—	—	15,687,909	1,485,294	1,416,827	468,457	(752,811)	15,472,022
Diversified Fixed Income Portfolio, Class 3	—	—	124,728,307	5,969,020	8,558,376	900,772	4,109,917	127,149,640
Real Return Portfolio, Class 3	—	—	28,948,498	375,487	3,089,246	75,261	476,920	26,786,920
International Equity Portfolio, Class 3	—	—	53,484,848	9,386,511	1,457,533	(951,368)	62,389	60,524,847
	$—	$—	$387,227,952	$20,200,479	$27,710,117	$3,541,349	$3,354,290	$386,613,953

Allocation Balanced Portfolio Security	Income	Capital Gain Distribution Received	Value at March 31, 2012	Cost of Purchases	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2012
Seasons Series Trust
Focus Growth Portfolio, Class 3	$—	$—	$6,205,839	$522,599	$266,267	$35,783	$(144,098)	$6,353,856
Focus Value Portfolio, Class 3	—	—	6,008,702	339,541	95,727	(12,470)	240,227	6,480,273
Large Cap Growth Portfolio, Class 3	—	—	33,884,523	1,281,948	905,943	408,934	722,770	35,392,232
Large Cap Value Portfolio, Class 3	—	—	42,522,878	3,249,014	934,099	(25,946)	1,118,086	45,929,933
Mid Cap Growth Portfolio, Class 3	—	—	5,970,042	224,199	2,143,464	395,190	(425,912)	4,020,055
Mid Cap Value Portfolio, Class 3	—	—	19,645,233	1,350,466	282,630	(28,174)	153,469	20,838,364
Small Cap Portfolio, Class 3	—	—	6,097,421	517,260	134,487	34,439	(132,300)	6,382,333
Diversified Fixed Income Portfolio, Class 3	—	—	113,821,963	11,947,332	5,673,430	613,667	4,109,795	124,819,327
Real Return Portfolio, Class 3	—	—	36,141,653	1,813,861	5,162,570	164,526	495,074	33,452,544
International Equity Portfolio, Class 3	—	—	31,535,905	5,952,040	674,500	(182,276)	(306,306)	36,324,863
	$—	$—	$301,834,159	$27,198,260	$16,273,117	$1,403,673	$5,830,805	$319,993,780

At September 30, 2012, the following affiliates owned outstanding shares of the following Portfolios:

Portfolio	Holder	Percentage
International Equity Portfolio	Allocation Growth Portfolio	8%
Large Cap Growth Portfolio	Allocation Growth Portfolio	7%
Large Cap Value Portfolio	Allocation Growth Portfolio	6%
Mid Cap Value Portfolio	Allocation Growth Portfolio	6%
Small Cap Portfolio	Allocation Growth Portfolio	7%
Diversified Fixed Income	Allocation Moderate Growth Portfolio	29%
Focus Growth	Allocation Moderate Growth Portfolio	15%
Focus Value	Allocation Moderate Growth Portfolio	16%
International Equity	Allocation Moderate Growth Portfolio	36%
Large Cap Growth	Allocation Moderate Growth Portfolio	28%
Large Cap Value	Allocation Moderate Growth Portfolio	29%
Mid Cap Growth	Allocation Moderate Growth Portfolio	15%
Mid Cap Value	Allocation Moderate Growth Portfolio	29%
Small Cap	Allocation Moderate Growth Portfolio	27%
Diversified Fixed Income	Allocation Moderate Portfolio	20%
Focus Growth	Allocation Moderate Portfolio	7%
Focus Value	Allocation Moderate Portfolio	8%
International Equity	Allocation Moderate Portfolio	16%
Large Cap Growth	Allocation Moderate Portfolio	16%
Large Cap Value	Allocation Moderate Portfolio	16%
Mid Cap Growth	Allocation Moderate Portfolio	8%
Mid Cap Value	Allocation Moderate Portfolio	14%
Real Return	Allocation Moderate Portfolio	6%
Small Cap	Allocation Moderate Portfolio	11%
Diversified Fixed Income	Allocation Balanced Portfolio	20%
Focus Value	Allocation Balanced Portfolio	7%
International Equity	Allocation Balanced Portfolio	10%
Large Cap Growth	Allocation Balanced Portfolio	13%
Large Cap Value	Allocation Balanced Portfolio	14%
Mid Cap Value	Allocation Balanced Portfolio	10%
Real Return	Allocation Balanced Portfolio	8%
Small Cap	Allocation Balanced Portfolio	5%

The Managed Allocation Portfolios do not invest in underlying Seasons Series Trust Portfolios for the purpose of exercising management or control; however, investments by the Managed Allocation Portfolios within the set limits may represent a significant portion of an underlying Seasons Series Trust Portfolio's net assets. At September 30, 2012, each Managed Allocation Portfolio held less than 36% of the total outstanding shares of any underlying Seasons Series Trust Portfolio. In addition, the Managed Allocation Portfolios, in the aggregate, held less than 71% of the total outstanding shares of any underlying Seasons Series Trust Portfolio.

Note 9.  Investment Concentration

Some of the Portfolio may invest internationally, including in "emerging market" countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risk of the International Equity Portfolio, which at September 30, 2012 had approximately 15.6% and 20.0% of its net assets invested in equity and fixed income securities of companies domiciled in Japan and the United Kingdom, respectively.

The Portfolio may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the Multi-Managed Income/Equity, Multi-Managed Income and Diversified Fixed Income Portfolios' concentration in such investments, it may be subject to risks associated with the U.S. Government agencies or instrumentalities. At September 30, 2012, the Portfolios had 23.0%, 28.3% and 23.6%, respectively, of their total net assets invested in such securities.

Note 10.  Line of Credit

The SunAmerica family of mutual funds has established a $75 million committed and a $50 million uncommitted line of credit with State Street Bank and Trust Company, the Portfolios' custodian. Interest is currently payable at the higher of the Federal Funds Rate plus 125 basis points or the overnight London Interbank Offered Rate plus 125 basis points on the committed line and State Street Bank and Trust Company's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the committed line of credit which is included in other expenses on the Statement of Operations. Borrowings under the line of credit will commence when the respective Portfolio's cash shortfall exceeds $100,000. For the six months ended September 30, 2012, the following Portfolios had borrowings:

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Multi-Managed Growth	3	$10	$84,005	1.43%
Multi-Managed Moderate Growth	2	24	300,918	1.43
Multi-Managed Income/Equity	4	12	73,242	1.43
Large Cap Growth	9	142	399,777	1.41
Mid Cap Growth	9	77	217,390	1.42
Diversified Fixed Income	4	114	714,543	1.43
Focus Growth	28	517	469,189	1.42
Allocation Growth	139	562	102,428	1.42
Allocation Moderate Growth	147	1,568	269,990	1.42
Allocation Moderate	78	1,167	376,381	1.43
Allocation Balanced	33	450	281,037	1.42

As of September 30, 2012, the following Portfolio had an outstanding borrowing:

Portfolio	Amount
Allocation Moderate Growth	$670,593

Note 11.  Security Transactions with Affiliated Portfolios

The Portfolios are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board of Trustees. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the six months ended September 30, 2012, the following Portfolios engaged in security transactions with affiliated Portfolios:

Portfolio	Cost of Purchases	Proceeds from Sales	Realized Gain\(Loss)
Multi-Managed Income/Equity	$—	$5,350	$350
Stock	11,982	—	—
Large Cap Value	—	29,840	3,234
Mid Cap Value	—	3,807	448
Diversified Fixed Income	—	37,450	2,104

Note 12.  Interfund Lending Agreement

Pursuant to the exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended September 30, 2012, none of the Portfolios participated in this program.

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SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets(2)		Ratio of net investment income to average net assets(2)		Portfolio turnover
Multi-Managed Growth Portfolio Class 1
03/31/08	$14.00	$0.16	$0.29	$0.45	$(0.27)	$—	$—	$(0.27)	$14.18	3.08	%(1)	$27,029	1.12%		1.07%		117%
03/31/09	14.18	0.15	(3.95)	(3.80)	(0.20)	—	—	(0.20)	10.18	(26.72)		14,674	1.15		1.16		224
03/31/10	10.18	0.11	4.46	4.57	(0.25)	—	—	(0.25)	14.50	45.00		16,109	1.20		0.87		101
03/31/11	14.50	0.11	1.61	1.72	(0.12)	—	—	(0.12)	16.10	11.89		14,861	1.24		0.72		90
03/31/12	16.10	0.09	0.76	0.85	(0.15)	—	—	(0.15)	16.80	5.36		12,830	1.29		0.55		67
09/30/12@	16.80	0.03	0.23	0.26	—	—	—	—	17.06	1.55		12,044	1.32	#	0.39	#	37
Multi-Managed Growth Portfolio Class 2
03/31/08	13.97	0.14	0.28	0.42	(0.25)	—	—	(0.25)	14.14	2.88	(1)	67,550	1.27		0.92		117
03/31/09	14.14	0.13	(3.93)	(3.80)	(0.18)	—	—	(0.18)	10.16	(26.82)		33,168	1.30		1.01		224
03/31/10	10.16	0.09	4.46	4.55	(0.23)	—	—	(0.23)	14.48	44.89		38,021	1.35		0.71		101
03/31/11	14.48	0.09	1.59	1.68	(0.09)	—	—	(0.09)	16.07	11.64		32,548	1.39		0.57		90
03/31/12	16.07	0.06	0.77	0.83	(0.12)	—	—	(0.12)	16.78	5.23		27,093	1.44		0.40		67
09/30/12@	16.78	0.02	0.22	0.24	—	—	—	—	17.02	1.43		24,942	1.46	#	0.24	#	37
Multi-Managed Growth Portfolio Class 3
03/31/08	13.95	0.12	0.28	0.40	(0.23)	—	—	(0.23)	14.12	2.80	(1)	48,223	1.38		0.82		117
03/31/09	14.12	0.12	(3.92)	(3.80)	(0.17)	—	—	(0.17)	10.15	(26.89)		30,240	1.40		0.92		224
03/31/10	10.15	0.08	4.45	4.53	(0.22)	—	—	(0.22)	14.46	44.71		39,937	1.45		0.61		101
03/31/11	14.46	0.07	1.59	1.66	(0.08)	—	—	(0.08)	16.04	11.51		39,232	1.49		0.47		90
03/31/12	16.04	0.05	0.76	0.81	(0.10)	—	—	(0.10)	16.75	5.14		34,327	1.54		0.30		67
09/30/12@	16.75	0.01	0.23	0.24	—	—	—	—	16.99	1.43		32,098	1.57	#	0.14	#	37

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Annualized

  @  Unaudited

  (1)  The Portfolio's performance was increased by less than 0.12% from a reimbursement by an affiliate.

  (2)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/08	03/31/09	03/31/10	03/31/11	03/31/12	09/30/12#@
Multi-Managed Growth Portfolio Class 1	0.01%	0.01%	0.00%	0.01%	0.00%	0.00%
Multi-Managed Growth Portfolio Class 2	0.01	0.01	0.00	0.01	0.00	0.00
Multi-Managed Growth Portfolio Class 3	0.01	0.01	0.00	0.01	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets(2)		Ratio of net investment income to average net assets(2)		Portfolio turnover
Multi-Managed Moderate Growth Portfolio Class 1
03/31/08	$13.82	$0.29	$0.05	$0.34	$(0.35)	$(0.22)	$—	$(0.57)	$13.59	2.27	%(1)	$33,470	1.00%		1.98%		131%
03/31/09	13.59	0.26	(3.22)	(2.96)	(0.37)	(0.36)	—	(0.73)	9.90	(21.59)		18,161	1.01		2.10		210
03/31/10	9.90	0.21	3.65	3.86	(0.41)	—	—	(0.41)	13.35	39.22		20,298	1.04		1.69		97
03/31/11	13.35	0.19	1.16	1.35	(0.25)	—	—	(0.25)	14.45	10.19		18,213	1.06		1.37		90
03/31/12	14.45	0.16	0.59	0.75	(0.27)	(0.55)	—	(0.82)	14.38	5.69		15,621	1.09		1.12		61
09/30/12@	14.38	0.06	0.25	0.31	—	—	—	—	14.69	2.16		14,075	1.11	#	0.87	#	41
Multi-Managed Moderate Growth Portfolio Class 2
03/31/08	13.78	0.26	0.07	0.33	(0.33)	(0.22)	—	(0.55)	13.56	2.22	(1)	153,903	1.15		1.83		131
03/31/09	13.56	0.24	(3.23)	(2.99)	(0.34)	(0.36)	—	(0.70)	9.87	(21.81)		79,325	1.16		1.94		210
03/31/10	9.87	0.19	3.64	3.83	(0.39)	—	—	(0.39)	13.31	39.04		93,527	1.19		1.54		97
03/31/11	13.31	0.17	1.17	1.34	(0.23)	—	—	(0.23)	14.42	10.10		75,501	1.21		1.22		90
03/31/12	14.42	0.14	0.58	0.72	(0.24)	(0.55)	—	(0.79)	14.35	5.48		62,180	1.24		0.97		61
09/30/12@	14.35	0.05	0.25	0.30	—	—	—	—	14.65	2.09		57,207	1.26	#	0.73	#	41
Multi-Managed Moderate Growth Portfolio Class 3
03/31/08	13.77	0.24	0.07	0.31	(0.32)	(0.22)	—	(0.54)	13.54	2.05	(1)	79,732	1.25		1.73		131
03/31/09	13.54	0.22	(3.21)	(2.99)	(0.33)	(0.36)	—	(0.69)	9.86	(21.87)		52,139	1.26		1.85		210
03/31/10	9.86	0.18	3.64	3.82	(0.38)	—	—	(0.38)	13.30	38.96		66,236	1.29		1.43		97
03/31/11	13.30	0.15	1.16	1.31	(0.22)	—	—	(0.22)	14.39	9.88		65,288	1.31		1.11		90
03/31/12	14.39	0.12	0.60	0.72	(0.23)	(0.55)	—	(0.78)	14.33	5.46		56,421	1.34		0.87		61
09/30/12@	14.33	0.04	0.25	0.29	—	—	—	—	14.62	2.02		54,375	1.36	#	0.63	#	41

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  @  Unaudited

  (1)  The Portfolio's performance was increased by less than 0.14% from a reimbursement by an affiliate.

  (2)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/08	03/31/09	03/31/10	03/31/11	03/31/12	09/30/12#@
Multi-Managed Moderate Growth Portfolio Class 1	0.01%	0.01%	0.00%	0.00%	0.00%	0.00%
Multi-Managed Moderate Growth Portfolio Class 2	0.01	0.01	0.00	0.00	0.00	0.00
Multi-Managed Moderate Growth Portfolio Class 3	0.01	0.01	0.00	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
Multi-Managed Income/Equity Portfolio Class 1
03/31/08	$12.91	$0.44	$0.35	$0.79	$(0.51)	$(0.20)	$—	$(0.71)	$12.99	6.05%	$26,330	0.97%		3.30%		109%
03/31/09	12.99	0.43	(2.30)	(1.87)	(0.62)	(0.60)	—	(1.22)	9.90	(14.12)	15,643	0.99		3.57		110
03/31/10	9.90	0.38	2.53	2.91	(0.67)	(0.07)	—	(0.74)	12.07	29.76	16,530	1.02		3.25		54
03/31/11	12.07	0.31	0.55	0.86	(0.41)	—	—	(0.41)	12.52	7.19	14,049	1.04		2.47		70
03/31/12	12.52	0.27	0.53	0.80	(0.43)	(0.17)	—	(0.60)	12.72	6.67	12,468	1.09		2.18		51
09/30/12@	12.72	0.11	0.43	0.54	—	—	—	—	13.26	4.25	12,607	1.10	#	1.78	#	28
Multi-Managed Income/Equity Portfolio Class 2
03/31/08	12.88	0.42	0.35	0.77	(0.49)	(0.20)	—	(0.69)	12.96	5.91	125,367	1.12		3.15		109
03/31/09	12.96	0.41	(2.29)	(1.88)	(0.60)	(0.60)	—	(1.20)	9.88	(14.23)	67,097	1.14		3.42		110
03/31/10	9.88	0.36	2.53	2.89	(0.66)	(0.07)	—	(0.73)	12.04	29.53	74,536	1.17		3.10		54
03/31/11	12.04	0.29	0.55	0.84	(0.39)	—	—	(0.39)	12.49	7.02	64,537	1.20		2.32		70
03/31/12	12.49	0.26	0.51	0.77	(0.40)	(0.17)	—	(0.57)	12.69	6.48	55,328	1.24		2.04		51
09/30/12@	12.69	0.11	0.42	0.53	—	—	—	—	13.22	4.18	52,109	1.25	#	1.63	#	28
Multi-Managed Income/Equity Portfolio Class 3
03/31/08	12.87	0.40	0.35	0.75	(0.48)	(0.20)	—	(0.68)	12.94	5.74	55,982	1.22		3.05		109
03/31/09	12.94	0.40	(2.30)	(1.90)	(0.58)	(0.60)	—	(1.18)	9.86	(14.37)	34,030	1.24		3.33		110
03/31/10	9.86	0.35	2.52	2.87	(0.64)	(0.07)	—	(0.71)	12.02	29.46	43,187	1.27		2.99		54
03/31/11	12.02	0.27	0.56	0.83	(0.38)	—	—	(0.38)	12.47	6.95	40,736	1.30		2.21		70
03/31/12	12.47	0.24	0.52	0.76	(0.39)	(0.17)	—	(0.56)	12.67	6.37	35,247	1.34		1.94		51
09/30/12@	12.67	0.10	0.43	0.53	—	—	—	—	13.20	4.18	33,999	1.35	#	1.53	#	28

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/08	03/31/09	03/31/10	03/31/11	03/31/12	09/30/12#@
Multi-Managed Income/Equity Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Multi-Managed Income/Equity Portfolio Class 2	0.00	0.00	0.00	0.00	0.00	0.00
Multi-Managed Income/Equity Portfolio Class 3	0.00	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
Multi-Managed Income Portfolio Class 1
03/31/08	$12.26	$0.50	$0.13	$0.63	$(0.59)	$(0.03)	$—	$(0.62)	$12.27	5.17%	$21,103	0.98%		3.94%		121%
03/31/09	12.27	0.49	(1.49)	(1.00)	(0.65)	(0.32)	—	(0.97)	10.30	(7.88)	12,585	0.99		4.22		123
03/31/10	10.30	0.45	2.07	2.52	(0.64)	(0.02)	—	(0.66)	12.16	24.67	15,061	1.03		3.86		45
03/31/11	12.16	0.35	0.36	0.71	(0.37)	—	—	(0.37)	12.50	5.87	13,524	1.05		2.81		74
03/31/12	12.50	0.30	0.52	0.82	(0.47)	(0.32)	—	(0.79)	12.53	6.90	11,911	1.08		2.38		53
09/30/12@	12.53	0.13	0.43	0.56	—	—	—	—	13.09	4.47	11,755	1.08	#	1.96	#	23
Multi-Managed Income Portfolio Class 2
03/31/08	12.23	0.47	0.14	0.61	(0.57)	(0.03)	—	(0.60)	12.24	5.03	89,971	1.13		3.79		121
03/31/09	12.24	0.48	(1.49)	(1.01)	(0.63)	(0.32)	—	(0.95)	10.28	(7.98)	51,085	1.14		4.07		123
03/31/10	10.28	0.43	2.07	2.50	(0.63)	(0.02)	—	(0.65)	12.13	24.45	59,005	1.18		3.70		45
03/31/11	12.13	0.33	0.36	0.69	(0.35)	—	—	(0.35)	12.47	5.72	51,560	1.20		2.65		74
03/31/12	12.47	0.28	0.53	0.81	(0.45)	(0.32)	—	(0.77)	12.51	6.79	47,469	1.23		2.23		53
09/30/12@	12.51	0.12	0.42	0.54	—	—	—	—	13.05	4.32	44,435	1.23	#	1.81	#	23
Multi-Managed Income Portfolio Class 3
03/31/08	12.22	0.46	0.14	0.60	(0.56)	(0.03)	—	(0.59)	12.23	4.93	36,395	1.23		3.69		121
03/31/09	12.23	0.46	(1.49)	(1.03)	(0.61)	(0.32)	—	(0.93)	10.27	(8.09)	26,657	1.24		3.98		123
03/31/10	10.27	0.42	2.07	2.49	(0.62)	(0.02)	—	(0.64)	12.12	24.36	33,118	1.28		3.60		45
03/31/11	12.12	0.31	0.36	0.67	(0.34)	—	—	(0.34)	12.45	5.56	33,572	1.30		2.55		74
03/31/12	12.45	0.27	0.53	0.80	(0.44)	(0.32)	—	(0.76)	12.49	6.71	32,770	1.33		2.12		53
09/30/12@	12.49	0.11	0.42	0.53	—	—	—	—	13.02	4.24	32,014	1.33	#	1.71	#	23

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/08	03/31/09	03/31/10	03/31/11	03/31/12	09/30/12#@
Multi-Managed Income Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Multi-Managed Income Portfolio Class 2	0.00	0.00	0.00	0.00	0.00	0.00
Multi-Managed Income Portfolio Class 3	0.00	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income to average net assets(1)(2)		Portfolio turnover
Asset Allocation: Diversified Growth Portfolio Class 1
03/31/08	$13.92	$0.27	$(0.88)	$(0.61)	$(0.28)	$(1.10)	$—	$(1.38)	$11.93	(5.30	)%(3)	$49,155	0.93%		1.93%		92%
03/31/09	11.93	0.21	(4.16)	(3.95)	(0.64)	(1.02)	—	(1.66)	6.32	(33.40)		27,653	1.00		2.16		206
03/31/10	6.32	0.14	2.79	2.93	(0.07)	—	—	(0.07)	9.18	46.38		31,180	1.06		1.72		123
03/31/11	9.18	0.16	1.10	1.26	(0.30)	—	—	(0.30)	10.14	13.94		27,916	1.03		1.70		94
03/31/12	10.14	0.18	0.19	0.37	(0.21)	—	—	(0.21)	10.30	3.93	(4)	24,385	1.04		1.88		89
09/30/12@	10.30	0.10	0.14	0.24	—	—	—	—	10.54	2.33		23,047	1.04	#	2.01	#	29
Asset Allocation: Diversified Growth Portfolio Class 2
03/31/08	13.89	0.24	(0.87)	(0.63)	(0.26)	(1.10)	—	(1.36)	11.90	(5.45	)(3)	197,075	1.08		1.77		92
03/31/09	11.90	0.19	(4.14)	(3.95)	(0.62)	(1.02)	—	(1.64)	6.31	(33.51)		103,279	1.15		2.01		206
03/31/10	6.31	0.13	2.78	2.91	(0.05)	—	—	(0.05)	9.17	46.21		120,406	1.21		1.55		123
03/31/11	9.17	0.15	1.08	1.23	(0.28)	—	—	(0.28)	10.12	13.65		102,159	1.18		1.55		94
03/31/12	10.12	0.17	0.20	0.37	(0.20)	—	—	(0.20)	10.29	3.84	(4)	87,601	1.19		1.73		89
09/30/12@	10.29	0.09	0.14	0.23	—	—	—	—	10.52	2.24		80,667	1.19	#	1.86	#	29
Asset Allocation: Diversified Growth Portfolio Class 3
03/31/08	13.87	0.23	(0.87)	(0.64)	(0.25)	(1.10)	—	(1.35)	11.88	(5.54	)(3)	100,281	1.18		1.66		92
03/31/09	11.88	0.18	(4.12)	(3.94)	(0.61)	(1.02)	—	(1.63)	6.31	(33.48)		64,707	1.26		1.89		206
03/31/10	6.31	0.11	2.77	2.88	(0.04)	—	—	(0.04)	9.15	45.74		83,804	1.31		1.39		123
03/31/11	9.15	0.13	1.11	1.24	(0.28)	—	—	(0.28)	10.11	13.71		82,330	1.28		1.44		94
03/31/12	10.11	0.16	0.19	0.35	(0.19)	—	—	(0.19)	10.27	3.64	(4)	73,205	1.28		1.63		89
09/30/12@	10.27	0.09	0.14	0.23	—	—	—	—	10.50	2.24		69,555	1.29	#	1.76	#	29

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/08	03/31/09	03/31/10	03/31/11	03/31/12	09/30/12#@
Asset Allocation: Diversified Growth Portfolio Class 1	0.00%	0.01%	0.01%	0.01%	0.01%	0.01%
Asset Allocation: Diversified Growth Portfolio Class 2	0.00	0.01	0.01	0.01	0.01	0.01
Asset Allocation: Diversified Growth Portfolio Class 3	0.00	0.01	0.01	0.01	0.01	0.01

  (2)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/08	03/31/09	03/31/10	03/31/11	03/31/12	09/30/12#@
Asset Allocation: Diversified Growth Portfolio Class 1	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Asset Allocation: Diversified Growth Portfolio Class 2	0.10	0.10	0.10	0.10	0.10	0.10
Asset Allocation: Diversified Growth Portfolio Class 3	0.10	0.10	0.10	0.10	0.10	0.10

  (3)  The Portfolio's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.

  (4)  The Portfolio's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)	Portfolio turnover
Stock Portfolio Class 1
03/31/08	$18.16	$0.04	$(0.60)	$(0.56)	$(0.07)	$(1.49)	$—	$(1.56)	$16.04	(4.20)%	$40,425	0.95%		0.23%	58%
03/31/09	16.04	0.04	(5.54)	(5.50)	(0.04)	(1.49)	—	(1.53)	9.01	(33.88)	22,607	0.95		0.27	52
03/31/10	9.01	(0.01)	4.35	4.34	(0.03)	—	—	(0.03)	13.32	48.21	25,427	0.96		(0.07)	52
03/31/11	13.32	(0.03)	2.37	2.34	—	—	—	—	15.66	17.57	22,716	0.96		(0.20)	37
03/31/12	15.66	(0.04)	1.83	1.79	—	—	—	—	17.45	11.43	19,750	0.96		(0.25)	24
09/30/12@	17.45	(0.02)	0.14	0.12	—	—	—	—	17.57	0.69	18,691	0.97	#	(0.21)#	11
Stock Portfolio Class 2
03/31/08	18.03	0.01	(0.59)	(0.58)	(0.05)	(1.49)	—	(1.54)	15.91	(4.37)	157,580	1.10		0.08	58
03/31/09	15.91	0.02	(5.49)	(5.47)	(0.01)	(1.49)	—	(1.50)	8.94	(33.97)	81,944	1.11		0.12	52
03/31/10	8.94	(0.02)	4.31	4.29	(0.01)	—	—	(0.01)	13.22	48.02	95,679	1.11		(0.22)	52
03/31/11	13.22	(0.05)	2.35	2.30	—	—	—	—	15.52	17.40	80,763	1.11		(0.35)	37
03/31/12	15.52	(0.06)	1.80	1.74	—	—	—	—	17.26	11.21	68,643	1.11		(0.40)	24
09/30/12@	17.26	(0.03)	0.15	0.12	—	—	—	—	17.38	0.70	63,421	1.12	#	(0.36)#	11
Stock Portfolio Class 3
03/31/08	17.98	(0.01)	(0.59)	(0.60)	(0.03)	(1.49)	—	(1.52)	15.86	(4.46)	82,341	1.21		(0.03)	58
03/31/09	15.86	0.00	(5.46)	(5.46)	—	(1.49)	—	(1.49)	8.91	(34.00)	52,723	1.21		0.02	52
03/31/10	8.91	(0.04)	4.30	4.26	(0.00)	—	—	(0.00)	13.17	47.82	68,615	1.21		(0.32)	52
03/31/11	13.17	(0.06)	2.33	2.27	—	—	—	—	15.44	17.24	67,066	1.21		(0.45)	37
03/31/12	15.44	(0.08)	1.80	1.72	—	—	—	—	17.16	11.14	59,118	1.21		(0.50)	24
09/30/12@	17.16	(0.04)	0.14	0.10	—	—	—	—	17.26	0.58	56,272	1.22	#	(0.46)#	11

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/08	03/31/09	03/31/10	03/31/11	03/31/12	09/30/12#@
Stock Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Stock Portfolio Class 2	0.00	0.00	0.00	0.00	0.00	0.00
Stock Portfolio Class 3	0.00	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments		Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
Large Cap Growth Portfolio Class 1
03/31/08	$9.96	$0.02	$0.39		$0.41	$(0.07)	$(0.09)	$—	$(0.16)	$10.21	3.96%	$8,166	0.90%		0.18%		60%
03/31/09	10.21	0.01	(3.74)		(3.73)	—	(0.42)	—	(0.42)	6.06	(36.49)	3,801	0.92		0.16		54
03/31/10	6.06	0.03	2.97		3.00	—	—	—	—	9.06	49.50	4,730	0.91		0.33		45
03/31/11	9.06	0.05	0.99	(2)	1.04	(0.03)	—	—	(0.03)	10.07	11.45	5,452	0.90		0.52		29
03/31/12	10.07	0.05	0.97		1.02	(0.05)	—	—	(0.05)	11.04	10.17	8,552	0.90		0.54		52
09/30/12@	11.04	0.03	0.32		0.35	—	—	—	—	11.39	3.17	28,432	0.90	#	0.68	#	12
Large Cap Growth Portfolio Class 2
03/31/08	9.88	0.00	0.38		0.38	(0.05)	(0.09)	—	(0.14)	10.12	3.76	81,642	1.05		0.03		60
03/31/09	10.12	0.00	(3.71)		(3.71)	—	(0.42)	—	(0.42)	5.99	(36.63)	37,914	1.07		0.01		54
03/31/10	5.99	0.01	2.95		2.96	—	—	—	—	8.95	49.42	50,226	1.06		0.18		45
03/31/11	8.95	0.03	0.96	(2)	0.99	(0.01)	—	—	(0.01)	9.93	11.12	56,822	1.05		0.38		29
03/31/12	9.93	0.04	0.95		0.99	(0.03)	—	—	(0.03)	10.89	10.01	46,185	1.05		0.36		52
09/30/12@	10.89	0.02	0.32		0.34	—	—	—	—	11.23	3.12	43,317	1.05	#	0.44	#	12
Large Cap Growth Portfolio Class 3
03/31/08	9.84	(0.01)	0.39		0.38	(0.05)	(0.09)	—	(0.14)	10.08	3.69	168,979	1.15		(0.07)		60
03/31/09	10.08	(0.00)	(3.70)		(3.70)	—	(0.42)	—	(0.42)	5.96	(36.67)	143,136	1.17		(0.06)		54
03/31/10	5.96	0.01	2.92		2.93	—	—	—	—	8.89	49.16	218,545	1.16		0.08		45
03/31/11	8.89	0.02	0.96	(2)	0.98	(0.01)	—	—	(0.01)	9.86	10.99	243,321	1.15		0.18		29
03/31/12	9.86	0.03	0.95		0.98	(0.02)	—	—	(0.02)	10.82	9.99	225,751	1.15		0.28		52
09/30/12@	10.82	0.02	0.31		0.33	—	—	—	—	11.15	3.05	205,230	1.15	#	0.34	#	12

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/08	03/31/09	03/31/10	03/31/11	03/31/12	09/30/12#@
Large Cap Growth Portfolio Class 1	0.01%	0.01%	0.00%	0.00%	0.00%	0.00%
Large Cap Growth Portfolio Class 2	0.01	0.01	0.00	0.00	0.00	0.00
Large Cap Growth Portfolio Class 3	0.00	0.01	0.00	0.00	0.00	0.00

  (2)  Includes the effect of a merger.

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)	Portfolio turnover
Large Cap Value Portfolio Class 1
03/31/08	$14.29	$0.24	$(1.03)	$(0.79)	$(0.17)	$(0.54)	$—	$(0.71)	$12.79	(6.05)%	$13,278	0.89%		1.64%	37%
03/31/09	12.79	0.25	(5.24)	(4.99)	(0.20)	(0.79)	—	(0.99)	6.81	(39.83)	5,654	0.89		2.34	56
03/31/10	6.81	0.15	3.71	3.86	(0.25)	—	—	(0.25)	10.42	57.01	5,999	0.89		1.63	47
03/31/11	10.42	0.16	1.37	1.53	(0.19)	—	—	(0.19)	11.76	14.89	5,894	0.89		1.47	43
03/31/12	11.76	0.17	0.24	0.41	(0.17)	—	—	(0.17)	12.00	3.70	12,598	0.89		1.59	32
09/30/12@	12.00	0.09	0.17	0.26	—	—	—	—	12.26	2.17	51,962	0.90	#	1.68 #	12
Large Cap Value Portfolio Class 2
03/31/08	14.26	0.22	(1.04)	(0.82)	(0.14)	(0.54)	—	(0.68)	12.76	(6.20)	96,771	1.04		1.49	37
03/31/09	12.76	0.23	(5.22)	(4.99)	(0.18)	(0.79)	—	(0.97)	6.80	(39.92)	41,858	1.04		2.20	56
03/31/10	6.80	0.14	3.70	3.84	(0.24)	—	—	(0.24)	10.40	56.69	54,278	1.04		1.47	47
03/31/11	10.40	0.14	1.38	1.52	(0.18)	—	—	(0.18)	11.74	14.74	50,646	1.04		1.32	43
03/31/12	11.74	0.16	0.23	0.39	(0.15)	—	—	(0.15)	11.98	3.52	41,809	1.04		1.48	32
09/30/12@	11.98	0.10	0.15	0.25	—	—	—	—	12.23	2.09	38,967	1.05	#	1.62 #	12
Large Cap Value Portfolio Class 3
03/31/08	14.24	0.20	(1.03)	(0.83)	(0.13)	(0.54)	—	(0.67)	12.74	(6.29)	253,167	1.14		1.42	37
03/31/09	12.74	0.22	(5.21)	(4.99)	(0.17)	(0.79)	—	(0.96)	6.79	(40.01)	196,450	1.14		2.18	56
03/31/10	6.79	0.13	3.70	3.83	(0.23)	—	—	(0.23)	10.39	56.63	257,747	1.14		1.37	47
03/31/11	10.39	0.13	1.37	1.50	(0.17)	—	—	(0.17)	11.72	14.57	271,347	1.14		1.21	43
03/31/12	11.72	0.15	0.24	0.39	(0.14)	—	—	(0.14)	11.97	3.53	257,027	1.14		1.38	32
09/30/12@	11.97	0.09	0.15	0.24	—	—	—	—	12.21	2.01	247,101	1.15	#	1.52 #	12
Mid Cap Growth Portfolio Class 1
03/31/08	14.76	(0.04)	(0.10)	(0.14)	—	(1.41)	—	(1.41)	13.21	(2.17)	8,995	1.02		(0.27)	68
03/31/09	13.21	(0.02)	(5.05)	(5.07)	—	(1.70)	—	(1.70)	6.44	(38.07)	4,535	1.06		(0.20)	83
03/31/10	6.44	(0.01)	3.82	3.81	—	—	—	—	10.25	59.16	5,485	1.10		(0.14)	86
03/31/11	10.25	(0.03)	2.81	2.78	—	—	—	—	13.03	27.12	6,342	1.12		(0.23)	64
03/31/12	13.03	(0.04)	0.18	0.14	—	—	—	—	13.17	1.07	7,441	1.12		(0.36)	75
09/30/12@	13.17	(0.00)	(0.08)	(0.08)	—	—	—	—	13.09	(0.61)	15,669	1.12	#	(0.02)#	35
Mid Cap Growth Portfolio Class 2
03/31/08	14.60	(0.06)	(0.10)	(0.16)	—	(1.41)	—	(1.41)	13.03	(2.34)	74,517	1.17		(0.42)	68
03/31/09	13.03	(0.04)	(4.97)	(5.01)	—	(1.70)	—	(1.70)	6.32	(38.13)	32,613	1.21		(0.36)	83
03/31/10	6.32	(0.02)	3.74	3.72	—	—	—	—	10.04	58.86	41,985	1.25		(0.29)	86
03/31/11	10.04	(0.04)	2.75	2.71	—	—	—	—	12.75	26.99	41,667	1.27		(0.38)	64
03/31/12	12.75	(0.06)	0.17	0.11	—	—	—	—	12.86	0.86	32,440	1.27		(0.52)	75
09/30/12@	12.86	(0.02)	(0.06)	(0.08)	—	—	—	—	12.78	(0.62)	29,121	1.27	#	(0.25)#	35
Mid Cap Growth Portfolio Class 3
03/31/08	14.53	(0.08)	(0.09)	(0.17)	—	(1.41)	—	(1.41)	12.95	(2.42)	67,692	1.27		(0.51)	68
03/31/09	12.95	(0.05)	(4.94)	(4.99)	—	(1.70)	—	(1.70)	6.26	(38.23)	30,963	1.31		(0.45)	83
03/31/10	6.26	(0.03)	3.71	3.68	—	—	—	—	9.94	58.79	52,817	1.35		(0.38)	86
03/31/11	9.94	(0.05)	2.71	2.66	—	—	—	—	12.60	26.76	54,902	1.37		(0.48)	64
03/31/12	12.60	(0.07)	0.17	0.10	—	—	—	—	12.70	0.79	65,265	1.37		(0.61)	75
09/30/12@	12.70	(0.02)	(0.07)	(0.09)	—	—	—	—	12.61	(0.71)	55,005	1.37	#	(0.35)#	35

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/08	03/31/09	03/31/10	03/31/11	03/31/12	09/30/12#@
Large Cap Value Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Large Cap Value Portfolio Class 2	0.00	0.00	0.00	0.00	0.00	0.00
Large Cap Value Portfolio Class 3	0.00	0.00	0.00	0.00	0.00	0.00
Mid Cap Growth Portfolio Class 1	0.00	0.01	0.00	0.00	0.00	0.00
Mid Cap Growth Portfolio Class 2	0.00	0.01	0.00	0.00	0.00	0.00
Mid Cap Growth Portfolio Class 3	0.00	0.01	0.00	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)	Portfolio turnover
Mid Cap Value Portfolio Class 1
03/31/08	$19.96	$0.16	$(2.65)	$(2.49)	$(0.15)	$(1.79)	$—	$(1.94)	$15.53	(13.50)%		$10,716	0.99%		0.84%	61%
03/31/09	15.53	0.17	(6.19)	(6.02)	(0.17)	(1.85)	—	(2.02)	7.49	(39.41)		4,583	1.01		1.30	78
03/31/10	7.49	0.09	4.46	4.55	(0.17)	—	—	(0.17)	11.87	61.00		5,063	1.07		0.81	85
03/31/11	11.87	0.09	2.61	2.70	(0.10)	—	—	(0.10)	14.47	22.82		5,208	1.05		0.75	76
03/31/12	14.47	0.10	(0.14)	(0.04)	(0.08)	—	—	(0.08)	14.35	(0.19)		9,565	1.01		0.79	54
09/30/12@	14.35	0.09	(0.04)	0.05	—	—	—	—	14.40	0.35		28,469	1.02	#	1.34 #	35
Mid Cap Value Portfolio Class 2
03/31/08	19.89	0.13	(2.64)	(2.51)	(0.12)	(1.79)	—	(1.91)	15.47	(13.64)		84,364	1.14		0.68	61
03/31/09	15.47	0.15	(6.16)	(6.01)	(0.14)	(1.85)	—	(1.99)	7.47	(39.48)		36,150	1.16		1.15	78
03/31/10	7.47	0.08	4.44	4.52	(0.15)	—	—	(0.15)	11.84	60.74		47,120	1.22		0.66	85
03/31/11	11.84	0.08	2.59	2.67	(0.08)	—	—	(0.08)	14.43	22.62		47,947	1.20		0.60	76
03/31/12	14.43	0.08	(0.14)	(0.06)	(0.06)	—	—	(0.06)	14.31	(0.33)		37,208	1.16		0.57	54
09/30/12@	14.31	0.07	(0.03)	0.04	—	—	—	—	14.35	0.28		33,742	1.16	#	1.02 #	35
Mid Cap Value Portfolio Class 3
03/31/08	19.86	0.11	(2.64)	(2.53)	(0.10)	(1.79)	—	(1.89)	15.44	(13.75)		100,286	1.24		0.63	61
03/31/09	15.44	0.13	(6.14)	(6.01)	(0.12)	(1.85)	—	(1.97)	7.46	(39.54)		60,672	1.27		1.12	78
03/31/10	7.46	0.07	4.43	4.50	(0.14)	—	—	(0.14)	11.82	60.53		91,984	1.32		0.56	85
03/31/11	11.82	0.06	2.60	2.66	(0.07)	—	—	(0.07)	14.41	22.56		123,827	1.30		0.50	76
03/31/12	14.41	0.07	(0.14)	(0.07)	(0.05)	—	—	(0.05)	14.29	(0.43)		162,469	1.27		0.52	54
09/30/12@	14.29	0.06	(0.03)	0.03	—	—	—	—	14.32	0.21		156,892	1.27	#	0.93 #	35
Small Cap Portfolio Class 1
03/31/08	10.97	0.01	(1.71)	(1.70)	—	(0.78)	—	(0.78)	8.49	(16.33)		6,140	1.09		0.11	126
03/31/09	8.49	0.01	(3.13)	(3.12)	—	(0.35)	—	(0.35)	5.02	(36.89)		3,032	1.07		0.19	313
03/31/10	5.02	(0.00)	3.15	3.15	(0.01)	—	—	(0.01)	8.16	62.77		3,201	1.02		(0.19)	143
03/31/11	8.16	(0.00)	2.09	2.09	—	—	—	—	10.25	25.61		3,055	1.03		0.00	100
03/31/12	10.25	(0.01)	(0.06)	(0.07)	—	—	—	—	10.18	(0.68	)(2)	6,125	1.05		(0.08)	75
09/30/12@	10.18	0.00	(0.20)	(0.20)	—	—	—	—	9.98	(1.96)		24,242	1.07	#	0.00 #	49
Small Cap Portfolio Class 2
03/31/08	10.85	0.00	(1.68)	(1.68)	—	(0.78)	—	(0.78)	8.39	(16.33)		54,909	1.24		(0.04)	126
03/31/09	8.39	0.00	(3.09)	(3.09)	—	(0.35)	—	(0.35)	4.95	(36.97)		25,718	1.22		0.03	313
03/31/10	4.95	(0.01)	3.09	3.08	—	—	—	—	8.03	62.22		36,964	1.17		(0.34)	143
03/31/11	8.03	(0.01)	2.06	2.05	—	—	—	—	10.08	25.53		36,628	1.18		(0.15)	100
03/31/12	10.08	(0.03)	(0.06)	(0.09)	—	—	—	—	9.99	(0.89	)(2)	29,194	1.20		(0.31)	75
09/30/12@	9.99	(0.01)	(0.19)	(0.20)	—	—	—	—	9.79	(2.00)		26,241	1.21	#	(0.20)#	49
Small Cap Portfolio Class 3
03/31/08	10.80	(0.01)	(1.68)	(1.69)	—	(0.78)	—	(0.78)	8.33	(16.50)		127,947	1.34		(0.12)	126
03/31/09	8.33	0.00	(3.07)	(3.07)	—	(0.35)	—	(0.35)	4.91	(37.00)		100,009	1.31		0.04	313
03/31/10	4.91	(0.02)	3.07	3.05	—	—	—	—	7.96	62.12		147,596	1.27		(0.44)	143
03/31/11	7.96	(0.02)	2.04	2.02	—	—	—	—	9.98	25.38		165,340	1.28		(0.25)	100
03/31/12	9.98	(0.04)	(0.06)	(0.10)	—	—	—	—	9.88	(1.00	)(2)	95,460	1.29		(0.43)	75
09/30/12@	9.88	(0.01)	(0.19)	(0.20)	—	—	—	—	9.68	(2.02)		89,356	1.31	#	(0.29)#	49

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/08	03/31/09	03/31/10	03/31/11	03/31/12	09/30/12#@
Mid Cap Value Class 1	0.00%	0.01%	0.02%	0.01%	0.00%	0.00%
Mid Cap Value Class 2	0.00	0.01	0.02	0.01	0.01	0.00
Mid Cap Value Class 3	0.00	0.01	0.02	0.01	0.00	0.00
Small Cap Portfolio Class 1	0.02	0.02	0.00	0.01	0.00	0.00
Small Cap Portfolio Class 2	0.02	0.02	0.00	0.01	0.00	0.00
Small Cap Portfolio Class 3	0.02	0.02	0.00	0.01	0.00	0.00

  (2)  The Portfolio's performance was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
International Equity Portfolio Class 1
03/31/08	$11.91	$0.17	$(0.58)	$(0.41)	$(0.11)	$(0.71)	$—	$(0.82)	$10.68	(4.33)%	$13,015	1.18	%(1)	1.38	%(1)	83%
03/31/09	10.68	0.21	(5.04)	(4.83)	(0.21)	(0.67)	—	(0.88)	4.97	(45.96)	5,407	1.16	(1)	2.61	(1)	111
03/31/10	4.97	0.10	2.46	2.56	(0.13)	—	—	(0.13)	7.40	51.49	5,745	1.18	(1)	1.52	(1)	110
03/31/11	7.40	0.11	0.70	0.81	(0.12)	—	—	(0.12)	8.09	11.10	4,734	1.11	(1)	1.43	(1)	81
03/31/12	8.09	0.16	(0.70)	(0.54)	(0.11)	—	—	(0.11)	7.44	(6.54)	12,881	1.12	(1)	2.39	(1)	59
09/30/12@	7.44	0.07	(0.24)	(0.17)	—	—	—	—	7.27	(2.28)	49,536	1.14	#(1)	2.17	#(1)	23
International Equity Portfolio Class 2
03/31/08	11.88	0.15	(0.57)	(0.42)	(0.09)	(0.71)	—	(0.80)	10.66	(4.37)	120,816	1.33	(1)	1.25	(1)	83
03/31/09	10.66	0.21	(5.04)	(4.83)	(0.19)	(0.67)	—	(0.86)	4.97	(46.01)	44,014	1.31	(1)	2.49	(1)	111
03/31/10	4.97	0.09	2.44	2.53	(0.11)	—	—	(0.11)	7.39	51.03	53,810	1.33	(1)	1.33	(1)	110
03/31/11	7.39	0.09	0.72	0.81	(0.11)	—	—	(0.11)	8.09	11.06	47,180	1.26	(1)	1.26	(1)	81
03/31/12	8.09	0.15	(0.69)	(0.54)	(0.10)	—	—	(0.10)	7.45	(6.62)	35,187	1.28	(1)	1.94	(1)	59
09/30/12@	7.45	0.08	(0.26)	(0.18)	—	—	—	—	7.27	(2.42)	30,767	1.28	#(1)	2.30	#(1)	23
International Equity Portfolio Class 3
03/31/08	11.86	0.12	(0.56)	(0.44)	(0.08)	(0.71)	—	(0.79)	10.63	(4.55)	276,852	1.43	(1)	1.04	(1)	83
03/31/09	10.63	0.17	(4.99)	(4.82)	(0.18)	(0.67)	—	(0.85)	4.96	(46.05)	177,116	1.41	(1)	2.18	(1)	111
03/31/10	4.96	0.08	2.45	2.53	(0.11)	—	—	(0.11)	7.38	50.99	245,374	1.42	(1)	1.22	(1)	110
03/31/11	7.38	0.08	0.73	0.81	(0.11)	—	—	(0.11)	8.08	11.02	284,279	1.36	(1)	1.12	(1)	81
03/31/12	8.08	0.13	(0.69)	(0.56)	(0.09)	—	—	(0.09)	7.43	(6.79)	268,933	1.38	(1)	1.82	(1)	59
09/30/12@	7.43	0.07	(0.26)	(0.19)	—	—	—	—	7.24	(2.56)	295,040	1.38	#(1)	2.13	#(1)	23
Diversified Fixed Income Portfolio Class 1
03/31/08	10.69	0.47	0.29	0.76	(0.36)	—	—	(0.36)	11.09	7.24	7,757	0.82		4.30		118
03/31/09	11.09	0.42	(0.50)	(0.08)	(0.43)	—	—	(0.43)	10.58	(0.73)	6,976	0.80		3.88		112
03/31/10	10.58	0.39	0.56	0.95	(0.40)	—	—	(0.40)	11.13	9.02	6,209	0.79		3.53		121
03/31/11	11.13	0.37	0.33	0.70	(0.33)	—	—	(0.33)	11.50	6.29	5,637	0.78		3.20		129
03/31/12	11.50	0.30	0.58	0.88	(0.32)	(0.13)	—	(0.45)	11.93	7.65	20,427	0.75		2.80		104
09/30/12@	11.93	0.11	0.38	0.49	—	—	—	—	12.42	4.11	83,195	0.74	#	2.07	#	57
Diversified Fixed Income Portfolio Class 2
03/31/08	10.67	0.45	0.30	0.75	(0.35)	—	—	(0.35)	11.07	7.10	114,521	0.97		4.13		118
03/31/09	11.07	0.41	(0.51)	(0.10)	(0.41)	—	—	(0.41)	10.56	(0.88)	84,864	0.95		3.73		112
03/31/10	10.56	0.37	0.56	0.93	(0.38)	—	—	(0.38)	11.11	8.88	78,449	0.94		3.38		121
03/31/11	11.11	0.36	0.32	0.68	(0.31)	—	—	(0.31)	11.48	6.13	66,320	0.93		3.05		129
03/31/12	11.48	0.32	0.53	0.85	(0.30)	(0.13)	—	(0.43)	11.90	7.42	59,131	0.91		2.69		104
09/30/12@	11.90	0.12	0.36	0.48	—	—	—	—	12.38	4.03	56,794	0.89	#	1.96	#	57
Diversified Fixed Income Portfolio Class 3
03/31/08	10.65	0.43	0.30	0.73	(0.34)	—	—	(0.34)	11.04	6.92	202,406	1.07		4.01		118
03/31/09	11.04	0.39	(0.50)	(0.11)	(0.40)	—	—	(0.40)	10.53	(0.98)	200,107	1.05		3.63		112
03/31/10	10.53	0.35	0.57	0.92	(0.37)	—	—	(0.37)	11.08	8.80	278,496	1.04		3.26		121
03/31/11	11.08	0.34	0.33	0.67	(0.31)	—	—	(0.31)	11.44	6.05	352,266	1.03		2.95		129
03/31/12	11.44	0.30	0.54	0.84	(0.29)	(0.13)	—	(0.42)	11.86	7.35	486,707	1.01		2.57		104
09/30/12@	11.86	0.11	0.36	0.47	—	—	—	—	12.33	3.96	497,943	0.99	#	1.86	#	57

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/08	03/31/09	03/31/10	03/31/11	03/31/12	09/30/12#@
International Equity Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.01%
International Equity Portfolio Class 2	0.00	0.00	0.00	0.00	0.00	0.01
International Equity Portfolio Class 3	0.00	0.00	0.00	0.00	0.00	0.01

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Real Return Portfolio Class 1
01/23/12@- 03/31/12	$10.16	$0.02	$0.07	$0.09	$—	$—	$—	$—	$10.25	0.89%	$7,698	0.69	%(3)	0.38	%(3)	38%
09/30/12#	10.25	0.01	0.22	0.23	—	—	—	—	10.48	2.24	44,755	0.68	(3)	0.16	(3)	61
Real Return Portfolio Class 3
03/31/08	10.49	0.57	(0.59)	(0.02)	(0.53)	(0.06)	—	(0.59)	9.88	(0.29)	130,564	1.26	(2)	5.59	(2)	102
03/31/09	9.88	0.57	(1.80)	(1.23)	(0.61)	—	—	(0.61)	8.04	(12.14)	113,134	1.21		6.35		102
03/31/10	8.04	0.44	1.46	1.90	(0.53)	—	—	(0.53)	9.41	23.78	149,501	1.22	(1)	4.83	(1)	204
03/31/11	9.41	0.13	0.26	0.39	(0.11)	—	—	(0.11)	9.69	4.13	246,938	0.97		1.41		44
03/31/12	9.69	0.16	0.40	0.56	—	—	—	—	10.25	5.78	371,531	0.93		1.66		38
09/30/12#	10.25	0.02	0.19	0.21	—	—	—	—	10.46	2.05	390,662	0.93	(3)	0.31	(3)	61
Cash Management Portfolio Class 1
03/31/08	11.31	0.50	(0.10)	0.40	(0.48)	—	—	(0.48)	11.23	3.56	9,459	0.56		4.40		—
03/31/09	11.23	0.18	(0.10)	0.08	(0.29)	(0.00)	—	(0.29)	11.02	0.68	7,354	0.54		1.58		—
03/31/10	11.02	(0.02)	0.01	(0.01)	(0.22)	—	(0.00)	(0.22)	10.79	(0.13)	2,688	0.54		(0.21)		—
03/31/11	10.79	(0.03)	0.01	(0.02)	—	—	—	—	10.77	(0.19)	1,806	0.58		(0.27)		—
03/31/12	10.77	(0.04)	(0.00)	(0.04)	—	—	—	—	10.73	(0.37)	2,003	0.60		(0.35)		—
09/30/12#	10.73	(0.02)	0.00	(0.02)	—	—	—	—	10.71	(0.19)	1,392	0.62	(3)	(0.36	)(3)	—
Cash Management Portfolio Class 2
03/31/08	11.29	0.48	(0.10)	0.38	(0.46)	—	—	(0.46)	11.21	3.41	65,845	0.71		4.25		—
03/31/09	11.21	0.14	(0.08)	0.06	(0.27)	(0.00)	—	(0.27)	11.00	0.53	90,514	0.69		1.30		—
03/31/10	11.00	(0.04)	0.01	(0.03)	(0.20)	—	(0.00)	(0.20)	10.77	(0.28)	43,710	0.69		(0.36)		—
03/31/11	10.77	(0.05)	0.01	(0.04)	—	—	—	—	10.73	(0.37)	28,333	0.73		(0.42)		—
03/31/12	10.73	(0.05)	(0.01)	(0.06)	—	—	—	—	10.67	(0.56)	21,182	0.75		(0.50)		—
09/30/12#	10.67	(0.03)	0.01	(0.02)	—	—	—	—	10.65	(0.19)	16,609	0.77	(3)	(0.51	)(3)	—
Cash Management Portfolio Class 3
03/31/08	11.28	0.49	(0.12)	0.37	(0.45)	—	—	(0.45)	11.20	3.32	53,210	0.81		4.27		—
03/31/09	11.20	0.12	(0.07)	0.05	(0.26)	(0.00)	—	(0.26)	10.99	0.43	102,201	0.79		1.15		—
03/31/10	10.99	(0.05)	0.01	(0.04)	(0.19)	—	(0.00)	(0.19)	10.76	(0.38)	60,538	0.79		(0.47)		—
03/31/11	10.76	(0.06)	0.00	(0.06)	—	—	—	—	10.70	(0.56)	45,377	0.83		(0.52)		—
03/31/12	10.70	(0.06)	(0.00)	(0.06)	—	—	—	—	10.64	(0.56)	44,110	0.85		(0.60)		—
09/30/12#	10.64	(0.03)	0.00	(0.03)	—	—	—	—	10.61	(0.28)	34,046	0.87	(3)	(0.61	)(3)	—

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Unaudited

  @  Commencement of operations.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

03/31/10
Real Return Portfolio Class 3	0.00%

  (2)  Gross of custody credits of 0.01%

  (3)  Annualized

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets(2)		Ratio of net investment income to average net assets(2)	Portfolio turnover
Focus Growth Portfolio Class 1
03/31/08	$9.12	$(0.04)	$0.34	$0.30	$—	$—	$—	$—	$9.42	3.29%		$3,387	1.13%		(0.35)%	126%
03/31/09	9.42	(0.01)	(3.40)	(3.41)	—	(0.55)	—	(0.55)	5.46	(36.10	)(3)	1,960	1.15		(0.20)	263
03/31/10	5.46	(0.02)	2.80	2.78	—	—	—	—	8.24	50.92		2,156	1.18		(0.31)	104
03/31/11	8.24	(0.01)	2.39 (1)	2.38	—	—	—	—	10.62	28.88		3,028	1.14		(0.06)	210
03/31/12	10.62	(0.02)	(0.15)	(0.17)	(0.01)	(0.44)	—	(0.45)	10.00	(1.06)		6,514	1.12		(0.19)	143
09/30/12@	10.00	0.00	(0.19)	(0.19)	—	—	—	—	9.81	(1.90)		33,439	1.13	#	0.08 #	76
Focus Growth Portfolio Class 2
03/31/08	9.03	(0.05)	0.34	0.29	—	—	—	—	9.32	3.21		58,266	1.29		(0.50)	126
03/31/09	9.32	(0.03)	(3.36)	(3.39)	—	(0.55)	—	(0.55)	5.38	(36.28	)(3)	27,693	1.30		(0.35)	263
03/31/10	5.38	(0.03)	2.77	2.74	—	—	—	—	8.12	50.93		31,689	1.33		(0.47)	104
03/31/11	8.12	(0.01)	2.33 (1)	2.32	—	—	—	—	10.44	28.57		63,685	1.28		(0.12)	210
03/31/12	10.44	(0.03)	(0.15)	(0.18)	(0.01)	(0.44)	—	(0.45)	9.81	(1.21)		47,737	1.26		(0.32)	143
09/30/12@	9.81	(0.01)	(0.18)	(0.19)	—	—	—	—	9.62	(1.94)		41,172	1.28	#	(0.17)#	76
Focus Growth Portfolio Class 3
03/31/08	8.99	(0.06)	0.34	0.28	—	—	—	—	9.27	3.11		54,728	1.39		(0.61)	126
03/31/09	9.27	(0.03)	(3.35)	(3.38)	—	(0.55)	—	(0.55)	5.34	(36.37	)(3)	30,075	1.40		(0.45)	263
03/31/10	5.34	(0.04)	2.75	2.71	—	—	—	—	8.05	50.75		41,988	1.43		(0.58)	104
03/31/11	8.05	(0.02)	2.32 (1)	2.30	—	—	—	—	10.35	28.57		101,121	1.38		(0.22)	210
03/31/12	10.35	(0.04)	(0.15)	(0.19)	(0.01)	(0.44)	—	(0.45)	9.71	(1.34)		98,806	1.37		(0.41)	143
09/30/12@	9.71	(0.01)	(0.19)	(0.20)	—	—	—	—	9.51	(2.06)		86,097	1.38	#	(0.26)#	76

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  @  Unaudited

  (1)  Includes the effect of a merger.

  (2)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/08	03/31/09	03/31/10	03/31/11	03/31/12	09/30/12#@
Focus Growth Portfolio Class 1	0.01%	0.01%	0.01%	0.01%	0.01%	0.00%
Focus Growth Portfolio Class 2	0.01	0.01	0.01	0.01	0.01	0.00
Focus Growth Portfolio Class 3	0.01	0.01	0.01	0.01	0.01	0.00

  (3)  The Portfolio's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets(2)		Ratio of net investment income to average net assets(2)		Portfolio turnover
Focus Value Portfolio Class 1
01/23/12@- 03/31/12	$11.55	$0.02	$0.49	$0.51	$—	$—	$—	$—	$12.06	4.42%		$7,738	1.19	%(1)	0.26	%(1)	50%
09/30/12#	12.06	0.05	0.36	0.41	—	—	—	—	12.47	3.40		23,018	1.16	(1)	0.99	(1)	29
Focus Value Portfolio Class 2
03/31/08	17.83	0.23	(1.13)	(0.90)	(0.14)	(1.82)	—	(1.96)	14.97	(6.29	)(3)	69,468	1.27		1.28		87
03/31/09	14.97	0.17	(5.69)	(5.52)	(0.23)	(1.41)	—	(1.64)	7.81	(37.55)		29,670	1.28		1.42		106
03/31/10	7.81	0.21	3.90	4.11	(0.22)	—	—	(0.22)	11.70	52.88		34,754	1.30		1.91		53
03/31/11	11.70	0.15	1.59	1.74	(0.23)	—	—	(0.23)	13.21	15.03		30,439	1.31		1.20		47
03/31/12	13.21	0.06	(1.07)	(1.01)	(0.15)	—	—	(0.15)	12.05	(7.49)		21,636	1.33		0.50		50
09/30/12#	12.05	0.05	0.35	0.40	—	—	—	—	12.45	3.32		19,649	1.30	(1)	0.87	(1)	29
Focus Value Portfolio Class 3
03/31/08	17.80	0.21	(1.12)	(0.91)	(0.13)	(1.82)	—	(1.95)	14.94	(6.38	)(3)	88,961	1.38		1.19		87
03/31/09	14.94	0.16	(5.67)	(5.51)	(0.22)	(1.41)	—	(1.63)	7.80	(37.58)		38,893	1.38		1.30		106
03/31/10	7.80	0.20	3.89	4.09	(0.21)	—	—	(0.21)	11.68	52.64		54,244	1.40		1.81		53
03/31/11	11.68	0.14	1.59	1.73	(0.23)	—	—	(0.23)	13.18	14.91		59,715	1.41		1.13		47
03/31/12	13.18	0.05	(1.06)	(1.01)	(0.15)	—	—	(0.15)	12.02	(7.55)		55,360	1.43		0.39		50
09/30/12#	12.02	0.05	0.34	0.39	—	—	—	—	12.41	3.24		51,825	1.40	(1)	0.77	(1)	29

  @  Commencement of operations.

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Unaudited

  (1)  Annualized

  (2)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/08	03/31/09	03/31/10	03/31/11	03/31/12	09/30/12#(1)
Focus Value Portfolio Class 1	—%	—%	—%	—%	0.00%	0.01%
Focus Value Portfolio Class 2	0.02	0.03	0.01	0.01	0.01	0.02
Focus Value Portfolio Class 3	0.02	0.03	0.01	0.01	0.01	0.02

  (3)  The Portfolio's performance figure was increased by 0.56% from gains realized on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
Allocation Growth Portfolio Class 3
03/31/08	$12.68	$0.16	$(0.85)	$(0.69)	$(0.13)	$(0.22)	$—	$(0.35)	$11.64	(5.68)%	$195,554	0.16%		0.52%		19%
03/31/09	11.64	0.10	(4.64)	(4.54)	(0.33)	(0.79)	—	(1.12)	5.98	(39.60)	103,756	0.16		1.06		21
03/31/10	5.98	0.08	3.09	3.17	(0.29)	—	—	(0.29)	8.86	53.32	135,514	0.17		1.03		6
03/31/11	8.86	0.07	1.25	1.32	(0.10)	—	—	(0.10)	10.08	14.94	137,529	0.17		0.77		23
03/31/12	10.08	0.07	(0.19)	(0.12)	(0.08)	—	—	(0.08)	9.88	(1.13)	122,826	0.17		0.73		23
09/30/12@	9.88	(0.01)	0.07	0.06	—	—	—	—	9.94	0.61	114,224	0.18	#	(0.18	)#	4
Allocation Moderate Growth Portfolio Class 3
03/31/08	12.29	0.34	(0.80)	(0.46)	(0.12)	(0.16)	—	(0.28)	11.55	(3.98)	428,731	0.14	(2)	1.15	(2)	13
03/31/09	11.55	0.17	(4.14)	(3.97)	(0.21)	(0.33)	—	(0.54)	7.04	(34.57)	387,825	0.15		1.80		25
03/31/10	7.04	0.16	2.92	3.08	(0.28)	(0.01)	—	(0.29)	9.83	44.03	572,697	0.14		1.75		12
03/31/11	9.83	0.11	1.15	1.26	(0.15)	—	—	(0.15)	10.94	12.93	667,862	0.14		1.13		17
03/31/12	10.94	0.11	(0.02)	0.09	(0.11)	—	—	(0.11)	10.92	0.88	692,049	0.13		1.03		22
09/30/12@	10.92	(0.01)	0.16	0.15	—	—	—	—	11.07	1.37	673,371	0.14	#	(0.14	)#	5
Allocation Moderate Portfolio Class 3
03/31/08	11.90	0.49	(0.75)	(0.26)	(0.15)	(0.21)	—	(0.36)	11.28	(2.46)	236,123	0.16		1.70		24
03/31/09	11.28	0.21	(3.55)	(3.34)	(0.27)	(0.41)	—	(0.68)	7.26	(29.78)	186,675	0.16		2.27		36
03/31/10	7.26	0.19	2.68	2.87	(0.32)	(0.02)	—	(0.34)	9.79	39.77	263,528	0.15		2.10		17
03/31/11	9.79	0.13	1.02	1.15	(0.18)	—	—	(0.18)	10.76	11.81	328,627	0.15		1.27		13
03/31/12	10.76	0.11	0.11	0.22	(0.11)	—	—	(0.11)	10.87	2.09	387,252	0.14		1.09		19
09/30/12@	10.87	(0.01)	0.20	0.19	—	—	—	—	11.06	1.75	386,320	0.14	#	(0.14	)#	5
Allocation Balanced Portfolio Class 3
03/31/08	11.39	0.24	(0.32)	(0.08)	(0.15)	(0.15)	—	(0.30)	11.01	(0.81)	122,746	0.19		2.09		23
03/31/09	11.01	0.28	(2.95)	(2.67)	(0.21)	(0.24)	—	(0.45)	7.89	(24.29)	122,808	0.17		2.96		28
03/31/10	7.89	0.24	2.34	2.58	(0.32)	(0.09)	—	(0.41)	10.06	32.92	180,472	0.16		2.60		13
03/31/11	10.06	0.15	0.89	1.04	(0.20)	—	—	(0.20)	10.90	10.37	243,028	0.16		1.49		10
03/31/12	10.90	0.12	0.32	0.44	(0.12)	—	—	(0.12)	11.22	4.15	302,034	0.15		1.16		13
09/30/12	11.22	(0.01)	0.26	0.25	—	—	—	—	11.47	2.23	320,481	0.14	#	(0.14	)#	5

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total returns would have been lower for each period presented. Total return does include expense reimbursements and reductions.

  #  Annualized

  @  Unaudited

  (1)  Does not include underlying fund expenses that the Portfolios bear indirectly.

  (2)  Gross of custody credits of 0.01%

See Notes to Financial Statements

SEASONS SERIES TRUST
APPROVAL OF ADVISORY CONTRACTS
September 30, 2012 (unaudited)

At a meeting held on October 2, 2012, the Board of Trustees (the "Board"), including the Trustees that are not interested persons of Seasons Series Trust (the "Trust"), as defined in the Investment Company Act of 1940, as amended (the "Independent Trustees"), approved with respect to each Portfolio the continuation of the Investment Management and Advisory Agreement between SunAmerica Asset Management Corp. ("SAAMCo") and the Trust (the "Advisory Agreement") and the continuation of the subadvisory agreements between SAAMCo and each of the following Subadvisers (the "Subadvisory Agreements"): BofA Advisors, LLC (formerly, Columbia Management Advisors, LLC) ("BofA Advisors"), ClearBridge Advisors, LLC, ("ClearBridge"), Goldman Sachs Asset Management, L.P. ("GSAM"), Ibbotson Associates, Inc. ("Ibbotson"), Janus Capital Management LLC ("Janus"), J.P. Morgan Investment Management Inc. ("J.P. Morgan"), Lord, Abbett & Co. LLC ("Lord Abbett"), Marsico Capital Management, LLC ("Marsico"), Northern Trust Investments, N.A. ("Northern Trust"), PineBridge Investments, LLC ("PineBridge"), Putnam Investment Management, LLC ("Putnam"), T. Rowe Price Associates, Inc. ("T. Rowe Price"), Third Avenue Management LLC ("Third Avenue") and Wellington Management Company, LLP ("Wellington") (collectively referred to as the "Subadvisers" and each a "Subadviser").

The Advisory Agreement and Subadvisory Agreements are collectively referred to as the "Advisory Contracts." In connection with the approval of the Advisory Contracts, the Board received materials related to certain factors used in its consideration whether to renew or approve such Advisory Contracts. Those factors included:

(1)  the requirements of the Trust in the areas of investment supervisory and administrative services;

(2)  the nature, extent and quality of the investment advisory and administrative services provided by SAAMCo, including a review of the investment performance of the Trust;

(3)  the size and structure of the investment advisory fee and any other material payments to the Adviser and Subadvisers and, in connection therewith, a review of the costs of services provided and the profits realized by the Adviser and its affiliates from the relationship with the Trust;

(4)  the extent to which the Adviser realizes economies of scale and shares them with the Trust;

(5)  the organizational capability and financial condition of the Adviser and Subadvisers and their affiliates;

(6)  the possibility that services of the type required by the Trust might be better obtained from other organizations; and

(7)  the fees paid by the Adviser to the Subadvisers for managing the Portfolios of the Trust.

In addition, the Board considered (a) the relationship between the Trust and SAAMCo; (b) the conditions and trends prevailing in the economy, the securities markets and the investment company industry; (c) the profitability of SAAMCo and each of the Subadvisers; (d) information regarding SAAMCo's and the Subadviser's compliance and regulatory history; and (e) information about the services SAAMCo provides in connection with the oversight of the Subadvisers.

The Independent Trustees were separately represented by counsel that is independent of SAAMCo in connection with their consideration of approval of the Advisory Contracts. The matters discussed below were also considered separately by the Independent Trustees in executive session during which such independent counsel provided guidance to the Independent Trustees.

The Board received information regarding the Trust's advisory and subadvisory fees compared to advisory and subadvisory fee rates of a group of funds with similar investment strategies and/or objectives, as applicable, (respectively, the "Expense Group/Universe" and the "Subadvisor Expense Group/Universe"), as selected and prepared by an independent third-party provider of investment company data. In addition, the Board considered expenses and performance of SAAMCo and the Subadvisers with respect to accounts and mutual funds managed by each that have comparable investment objectives and strategies to each of the Trust's Portfolios that they manage.

SEASONS SERIES TRUST
APPROVAL OF ADVISORY CONTRACTS — (unaudited) (continued)

Nature, Extent and Quality of Services. The Board, including the Independent Trustees, considered the nature, quality and extent of services provided by SAAMCo and each of the Subadvisers. In making its evaluation, the Board considered that SAAMCo acts as adviser for each Portfolio, manages the investment of portions of certain Portfolios' assets, manages the daily business affairs of the Trust, and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies and provides oversight with respect to the daily management of certain Portfolios' assets, or a portion thereof, allocated to the Subadvisers, subject to the Trustees' oversight and control. It was also noted that SAAMCo's advisory fees compensate SAAMCo for services such as monitoring Portfolio performance, selecting and replacing Subadvisers, determining asset allocations among Portfolios with multiple managers and ensuring that the Subadvisers' styles adhere to the prospectus and statement of additional information as well as other administrative, compliance and legal services.

The Board noted that SAAMCo is responsible for overseeing the performance of services by the Trust's custodian, transfer agent and dividend disbursing agent. The Board also noted that SAAMCo is responsible for the financial, legal and accounting records required to be maintained by each Portfolio and for the administration of the Trust's business affairs, including providing such office space, bookkeeping, accounting, clerical, secretarial and administrative services (exclusive of, and in addition to, any such service provided by any others retained by the Trust or any Portfolio) and such executive and other personnel as shall be necessary for the operations of each Portfolio. The Board considered that SAAMCo monitors and reviews the activities of third-party service providers that may provide additional administrative services.

In addition, the Board considered the key personnel of SAAMCo that are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios. The Board also considered the compensation program for SAAMCo's investment professionals.

With respect to the Subadvisers, the Board noted that the Subadvisers are responsible for providing investment management services on a day-to-day basis. In such role, each Subadviser (i) determines the securities to be purchased or sold and executes such documents on behalf of the Portfolios they manage as may be necessary in connection therewith; (ii) provides SAAMCo with records concerning their activities; and (iii) renders regular reports to SAAMCo and to officers and Trustees of the Trust concerning their discharge of the foregoing responsibilities. The Board reviewed each Subadviser's history, structure and size, and investment experience. The Board considered the Subadvisers' personnel that are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios, as well as current and projected staffing levels and compensation practices. The Board was informed that in management's judgment, each of the Subadvisers has the size, viability and resources to attract and retain highly qualified investment professionals.

The Board reviewed the qualifications, background and responsibilities of SAAMCo's staff and each of the Subadviser's staff who is responsible for providing investment management services to the Portfolios and other key personnel of SAAMCo in addition to current and projected staffing levels and compensation practices.

The Board considered SAAMCo's reputation and long-standing relationship with the Portfolios and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board also considered the Trust's relationship with affiliated life insurance companies that offer the Portfolios through variable annuity and variable life insurance products. The Board considered SAAMCo's experience in providing management and investment advisory and administrative services to advisory clients. The Board also considered SAAMCo's code of ethics and its risk management process, and that it has developed internal procedures, adopted by the Board, for monitoring compliance with the investment objectives, policies and restrictions of the Portfolios as set forth in the Portfolios' prospectus.

The Board also reviewed and considered SAAMCo's and each Subadviser's compliance and regulatory history, including information about whether any were involved in any litigation, regulatory actions or investigations that could impair their ability to serve as an adviser or subadviser to the Portfolios. The Board considered SAAMCo's and the Subadvisers' risk

SEASONS SERIES TRUST
APPROVAL OF ADVISORY CONTRACTS — (unaudited) (continued)

assessment and risk management processes. The Board concluded that there was no information provided that would have a material adverse effect on SAAMCo's or the Subadvisers' ability to provide services to the Trust.

The Board concluded that it was satisfied with the nature, quality and extent of the services provided by or to be provided by SAAMCo and each Subadviser and that there was a reasonable basis on which to conclude that they would provide high quality services to the Trust.

Portfolio Fees and Expenses; Investment Performance. The Board, including the Independent Trustees, received and reviewed information regarding the Portfolios' fees (actual or contractual management fees, subadvisory fees, non-management fees, and 12b-1 fees, if applicable), and expense ratios compared against such fees and expense ratios of their Expense Group/Universes for each Portfolio. Such fees and expense ratios were compared both before and after expense waivers, caps and reimbursements, if any. It was noted that with respect to subadvisory fees, SAAMCo negotiates such fees at arms-length. The Board also considered that the subadvisory fees are paid by SAAMCo out of its advisory fee and not by the Portfolios, and that subadvisory fees may vary widely within a Subadvisor Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees paid out by SAAMCo and the amount of the management fees which it retained and determined that these amounts were reasonable in light of the services performed by SAAMCo and the Subadvisers, respectively.

To assist in analyzing the reasonableness of the subadvisory fee, the Board received a report prepared independently by Lipper Inc. ("Lipper") as well as information provided by management. The Board also considered advisory fees received by the Adviser and the Subadvisers with respect to other mutual funds and accounts with similar investment strategies to the Portfolios each advises.

The Trustees noted that expense information as a whole was useful in assessing whether the Subadvisers were providing services at a cost that was competitive with other similar funds. The performance information included annualized returns for the period since inception, and its one-, three- and five-year periods ended June 30, 2012 from Lipper and performance information as of June 30, 2012 from management. On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to the Portfolios' overall performance, performance relative to each Portfolio's relevant benchmark and Morningstar peer group and each Subadviser's performance within a Portfolio. The Board considered that management makes particular note of Portfolios that may require closer monitoring or potential corrective action by the Board.

As part of its review of the Portfolios' fees and expenses and performance, the Board considered information, including but not limited to the following expense and performance information, provided by Lipper and management in making its determinations. It was noted that actual advisory and subadvisory fees and total expenses were calculated as of each Portfolio's most recent fiscal year end, which may vary among the Portfolio's Expense Group/Universe. The Board considered management's discussion of the Trust's multi-manager subadvisory management structure and its explanation that the structure results in increased advisory/subadvisory fees to the Portfolio but that it promotes greater performance consistency within the Portfolio's investment objective/strategy.

•  Allocation Balanced Portfolio (subadvised by Ibbotson). The Board considered that the Portfolio's actual advisory fees were below the medians of its Expense Group/Universe and that its total expenses were above the medians of its Expense Group/Universe. Management reported that the voluntary expense limitations of 0.35% for Class 3 shares would continue for another one-year period. The Board also considered that the Portfolio's subadvisory fees were above the median of its Subadvisor Expense Universe.

The Board considered that the Portfolio outperformed its Performance Group/Universe for the one-year period and underperformed its Performance Group/Universe for the three- and five-year periods. It was also noted that the Portfolio

SEASONS SERIES TRUST
APPROVAL OF ADVISORY CONTRACTS — (unaudited) (continued)

outperformed its Lipper peer index for the one- and five-year periods and underperformed its Lipper peer index for the three-year period. The Board concluded that the Portfolio's performance was satisfactory in light of management's discussion and all other factors considered.

•  Allocation Growth Portfolio (subadvised by Ibbotson). The Board considered that the Portfolio's actual advisory fees were below the medians of its Expense Group/Universe and that its total expenses were above the medians of its Expense Group/Universe. The Board considered that there were too few funds in the Portfolio's Subadvisor Expense Group/Universe to provide a meaningful comparison.

The Board considered that the Portfolio underperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. It was noted that management has subjected the Portfolio to heightened monitoring. The Board concluded that the Portfolio's performance was being addressed in light of management's discussion and all other factors considered.

•  Allocation Moderate Portfolio (subadvised by Ibbotson). The Board considered that the Portfolio's actual advisory fees were below the median of its Expense Group and above the median of its Expense Universe. It was also noted that the Portfolio's actual total expenses were above the medians of its Expense Group/Universe. The Board also considered that the Portfolio's subadvisory fees were above the median of its Subadvisor Expense Universe.

The Board considered that the Portfolio underperformed its Lipper peer index for the one-, three- and five-year periods. The Board also considered that the Portfolio was below the median of its Performance Group for the three-year period but was above the median of its Performance Group for the one- and five-year periods. The Board also considered that the Portfolio's performance was below the median of its Performance Universe for the one-, three- and five-year periods. It was noted that management has subjected the Portfolio to heightened monitoring. The Board concluded that the Portfolio's performance was satisfactory in light of management's discussion and all other factors considered.

•  Allocation Moderate Growth Portfolio (subadvised by Ibbotson). The Board considered that the Portfolio's actual advisory fees were below the medians of its Expense Group/Universe and that its total expenses were above the medians of its Expense Group/Universe. The Board also considered that the Portfolio's subadvisory fees were above the median of its Subadvisor Expense Universe.

The Board considered that the Portfolio underperformed its Lipper peer index during the most recent one-, three- and five-year periods. It was also noted that the Portfolio underperformed relative to the median of its Performance Group for the one- and three-year periods and that the Portfolio's performance was in line with the Performance Group for the five-year period. It was also noted that the Portfolio's performance was below the median of its Performance Universe for the one-, three- and five-year periods. It was noted that management has subjected the Portfolio to heightened monitoring. The Board concluded that the Portfolio's performance was satisfactory in light of management's discussion and all other factors considered.

•  Asset Allocation: Diversified Growth Portfolio (subadvised by Putnam). The Board considered that the Portfolio's actual advisory fees and total expenses were above the medians of its Expense Group/Universe. In addition, the Board considered that the Portfolio's subadvisory fees were above the medians of its Subadvisor Expense Group/Universe. The Board noted that SAAMCo and Putnam each agreed to waive 10 basis points of the advisory and subadvisory fees, respectively. The Board considered management's report that the Portfolio is not available on a stand-alone basis and is only offered through the "Strategies" offered through the insurance product.

The Board considered that the Portfolio outperformed its Lipper peer index for the three-year period and underperformed its Lipper peer index for the one- and five-year periods. It was also noted that the Portfolio's performance was above the median of its Performance Group for the three-year period and below the median of its Performance Group for the one- and

SEASONS SERIES TRUST
APPROVAL OF ADVISORY CONTRACTS — (unaudited) (continued)

five-year periods. The Board also considered that the Portfolio's performance was above the median of its Performance Universe for the one- and three-year periods and below the median of its Performance Universe for the five-year period. The Board concluded that the Portfolio's performance was satisfactory in light of management's discussion and all other factors considered.

•  Cash Management Portfolio (subadvised by BofA Advisors). The Board considered that the Portfolio's actual advisory fees and total expenses were above the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio's subadvisory fees were above the median of its Subadvisor Expense Universe and at the median of its Subadvisor Expense Group.

The Board also considered that the Portfolio underperformed its Lipper peer index and was below the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board considered the small asset size of the Portfolio. It was noted that the Portfolio does not have a stable net asset value ("NAV"). The Board considered that the Portfolio is not directly comparable to its Lipper peer groups/universes since most of its peers attempt to maintain a stable NAV of $1.00 per share. The Board also took into account management's discussion of the Portfolio's performance versus its benchmark, the 3-Month T-Bill, management's continued monitoring, and concluded that the Portfolio's performance was being addressed.

•  Diversified Fixed Income Portfolio (advised/subadvised by PineBridge, SAAMCo and Wellington). The Board considered that the Portfolio's actual advisory fees and total expenses were above the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio's aggregate subadvisory fees were slightly above the median of its Subadvisor Expense Universe and below the median of its Subadvisor Expense Group.

The Board considered that the Portfolio outperformed its Lipper peer index for the one- and five-year periods. It was noted that the Portfolio underperformed its Lipper peer index for the three-year period. The Board also considered that the Portfolio's performance was below the median of its Performance Group for the three- and five-year periods and above the median of its Performance Group for the one-year period. The Board considered that the Portfolio is managed by multiple Subadvisers and that one Subadviser has been subjected to heightened monitoring by management due to performance issues. The Board concluded that the Portfolio's performance was satisfactory in light of management's discussion and all other factors considered.

•  Focus Growth Portfolio (advised/subadvised by SAAMCo, Janus and Marsico). The Board considered that the Portfolio's actual advisory fees and total expenses were above the medians of its Expense Group/Universe. The Board also considered that the voluntary expense limitations of 1.30%, 1.45% and 1.55% for the Portfolio's Class 1, Class 2 and Class 3 shares, respectively, would continue for another year.

The Board considered that the Portfolio outperformed its Lipper peer index for the three- and five-year periods and underperformed its Lipper peer index for the one-year period. The Board considered that the Portfolio's performance was above the medians of its Performance Group/Universe for the five-year period and below the medians of its Performance Group/Universe for the one- and three-year periods. The Board also considered a change to the Portfolio's principal investment strategy, which would allocate SAAMCo's portion of the Portfolio equally among the Portfolio's two subadvisers, Janus and Marsico. The Board concluded that the Portfolio's performance was satisfactory in light of management's discussion and all other factors considered.

•  Focus Value Portfolio (subadvised by J.P. Morgan, Northern Trust and Third Avenue). The Board considered that the Portfolio's actual advisory fees and total expenses were above the medians of its Expense Group/Universe. It was also noted that the Portfolio's aggregate subadvisory fees were above the medians of its Subadvisor Expense Group/Universe. The Board also considered that the voluntary expense limitations of 1.30%, 1.45% and 1.55% for the Portfolio's Class 1, Class 2 and Class 3 shares, respectively, would continue for another year.

SEASONS SERIES TRUST
APPROVAL OF ADVISORY CONTRACTS — (unaudited) (continued)

The Board considered that the Portfolio underperformed its Lipper peer index for the one-, three- and five-year periods. The Board considered that the Portfolio's performance was above the median of its Performance Group for the one- and five-year periods and below the median for the three-year period. It was noted that the Portfolio's performance was below the median of its Performance Universe for the one-, three- and five-year periods. The Board considered the small asset size of the Portfolio and noted that management has subjected the Portfolio to heightened monitoring. The Board concluded that the Portfolio's performance was being addressed.

•  International Equity Portfolio (subadvised by PineBridge, Janus and Lord Abbett). The Board considered that the Portfolio's actual advisory fees and total expenses were above the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio's aggregate subadvisory fees were below the median of its Subadvisor Expense Universe and above the median of its Subadvisor Expense Group. The Board considered that the voluntary expense limitations of 1.30%, 1.45% and 1.55% for Class 1, Class 2 and Class 3 share, respectively, would continue for another year.

The Board considered that the Portfolio underperformed its Lipper peer index and was below the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board took into account management's discussion of each Subadviser's performance, and management's monitoring efforts and concluded that the Portfolio's performance was being addressed.

•  Large Cap Growth Portfolio (advised/subadvised by SAAMCo, GSAM and Janus). The Board considered that the Portfolio's actual advisory fees and total expenses were above the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio's aggregate subadvisory fees were below the medians of its Subadvisor Expense Group/Universe.

The Board considered that the Portfolio outperformed its Lipper peer index for the one- and five-year periods and underperformed its Lipper peer index for the three-year period. It was noted that the Portfolio's performance was above the medians of its Performance Group/Universe for the one- and five-year periods and below the medians of its performance Group/Universe for the three-year period. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

•  Large Cap Value Portfolio (advised/subadvised by SAAMCo, T. Rowe Price and Wellington). The Board considered that the Portfolio's actual advisory fees and total expenses were above the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio's aggregate subadvisory fees were below the medians of its Subadvisor Expense Group/Universe.

The Board considered that the Portfolio outperformed its Lipper peer index for the one-, three- and five-year periods. It was also noted that the Portfolio's performance was above the medians of its Performance Group/Universe during the same periods. The Board concluded that the Portfolio's performance is satisfactory in light of all factors considered.

•  Mid Cap Growth Portfolio (advised/subadvised by SAAMCo, T. Rowe Price and Wellington). The Board considered that the Portfolio's actual advisory fees and total expenses were above the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio's aggregate subadvisory fees were below the medians of its Subadvisor Expense Group/Universe.

The Board considered that the Portfolio modestly underperformed its Lipper peer index for the one-, three- and five-year periods. The Board also considered that the Portfolio's performance was above the medians of its Expense Group/Universe for the one- and five-year periods. It was noted that the Portfolio's performance was above the median of its Performance Group and below the median of its Performance Universe for the three-year period. The Board considered the small asset size of the Portfolio and that management is closely watching the performance of one of the Portfolio's Subadvisers. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

SEASONS SERIES TRUST
APPROVAL OF ADVISORY CONTRACTS — (unaudited) (continued)

•  Mid Cap Value Portfolio (advised/subadvised by SAAMCo, GSAM and Lord Abbett). The Board considered that the Portfolio's actual advisory fees and total expenses were above the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio's aggregate subadvisory fees were below the medians of its Subadvisor Expense Group/Universe.

The Board considered that the Portfolio outperformed its Lipper peer index during the most recent three- and five-year periods and underperformed its Lipper index for the one-year period. The Board also considered that the Portfolio's performance was above the medians of its Performance Group/Universe for the three- and five-year periods. It was also noted that the Portfolio's performance was above the median of its Performance Universe and below the median of its Performance Group for the one-year period. The Board considered that the Portfolio has multiple Subadvisers and that one Subadviser has been subjected to heightened monitoring by management due to performance. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

•  Multi-Managed Growth Portfolio (components advised/subadvised by Janus, SAAMCo, Lord Abbett, PineBridge and Wellington). The Board considered that the Portfolio's actual advisory fees and total expenses were above the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio's aggregate subadvisory fees were below the medians of its Subadvisor Expense Group/Universe. The Board considered management's report that the Portfolio is not available on a stand-alone basis, and that, as a multi-fund strategy, its costs reflect the additional expenses of multi-manager asset allocation and administration.

The Board considered that the Portfolio outperformed its Lipper peer index for the one- and five-year periods and underperformed its Lipper peer index for the three-year period. It was also noted that the Portfolio's performance was above the medians of its Performance Group/Universe for the one- and five-year periods and below the medians for the three-year period. The Board considered that the Portfolio has multiple Subadvisers and that two Subadvisers have been subjected to heightened monitoring by management due to performance. The Board also considered the small asset size of the Portfolio. The Board concluded that the Portfolio's performance is being addressed.

•  Multi-Managed Income Portfolio (components advised/subadvised by Janus, Lord Abbett, PineBridge and Wellington). The Board considered that the Portfolio's actual advisory fees and total expense were above the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio's aggregate subadvisory fees were above the median of its Subadvisor Expense Universe. The Board considered management's report that the Portfolio is not available on a stand-alone basis, and that, as a multi-fund strategy, its costs reflect the additional expenses of multi-manager asset allocation and administration.

The Board considered that the Portfolio underperformed its Lipper peer index for the one-year period and underperformed its Lipper peer index for the three-year period. It was noted that performance was inline with the Portfolio's Lipper peer index for the five-year period. The Board considered that the Portfolio's performance was above the medians of its Performance Group/Universe for the one-year period and below the medians of its Performance Group/Universe for the three-year period. It was noted that the Portfolio's performance was above the median of its Performance Group and below the median of its Performance Universe for the five-year period. The Board noted the small asset size of the Portfolio. The Board considered management's report on each Subadviser's performance and concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

•  Multi-Managed Income/Equity Portfolio (components advised/subadvised by Janus, Lord Abbett, PineBridge and Wellington). The Board considered that the Portfolio's actual advisory fees and total expenses were above the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio's aggregate subadvisory fees were inline with the median of its Subadvisor Expense Universe. The Board considered management's report that the Portfolio is not available on a stand-alone basis, and that, as a multi-fund strategy, its costs reflect the additional expenses of multi-manager asset allocation and administration.

SEASONS SERIES TRUST
APPROVAL OF ADVISORY CONTRACTS — (unaudited) (continued)

The Board considered that the Portfolio outperformed its Lipper peer index for the one-, three- and five-year periods. The Board also considered that the Portfolio's performance was inline with the median of its Performance Group for the one-year period and above the median of its Performance Group for the five-year period. It was also noted that the Portfolio's performance was below the median of its Performance Group for the three-year period. The Board also considered that the Portfolio's performance was above the median of its Performance Universe for the one-, three- and five-year periods. The Board also considered that management has subjected one of the Subadvisers to heightened monitoring due to performance. The Board also considered management's discussions and concluded that the Portfolio's performance was satisfactory in light of all the circumstances.

•  Multi-Managed Moderate Growth Portfolio (components advised/subadvised by Janus, Lord Abbett, PineBridge, SAAMCo and Wellington). The Board considered that the Portfolio's actual advisory fees and total expenses were above the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio's aggregate subadvisory fees were below the median of its Subadvisor Expense Universe. The Board considered management's report that the Portfolio is not available on a stand-alone basis, and that, as a multi-fund strategy, its costs reflect the additional expenses of multi-manager asset allocation and administration.

The Board considered that the Portfolio outperformed its Lipper peer index for the one-, three- and five-year periods. The Board also considered that the Portfolio's performance was above the medians of its Performance Group/Universe for the one- and five-year periods. It was also noted that the Portfolio's performance was above the median of its Performance Universe and at the median of its Performance Group for the three-year period. The Board considered that the Portfolio has multiple Subadvisers and that one Subadviser has been subjected to heightened monitoring by management due to performance. The Board considered management's discussions and concluded that the Portfolio's performance was being addressed.

•  Real Return Portfolio (subadvised by Wellington). The Board considered that the Portfolio's actual advisory fees and total expenses were above the medians of its Expense Group/Expense Universe. In addition, the Board noted that the Portfolio's aggregate subadvisory fees were below the median of the Subadvisor Expense Universe and above the median of its Subadvisor Expense Group.

The Board considered that the Portfolio outperformed its Lipper peer index for the three-year period and underperformed its Lipper peer index for the one- and five-year periods. The Board also considered that the Portfolio's performance was below the median of its Performance Group for the one-, three- and five-year periods. It was also noted that the Portfolio's performance was below the median of its Performance Universe for the one- and five-year periods and above the median for the three-year period. It was noted that the Portfolio changed its investment objective and investment strategy in January 2010 and that performance for prior periods represent the performance of the prior investment strategy. The Board considered management's discussion of the Portfolio's performance and concluded that management is addressing the Portfolio's performance.

•  Small Cap Portfolio (advised/subadvised by SAAMCo and ClearBridge Advisors LLC). The Board considered that the Portfolio's actual advisory fees and total expenses were above the medians of its Expense Group/Universe. The Board additionally noted that the Portfolio's aggregate subadvisory fees were below the medians of its Subadvisor Expense Group/Universe. Management reported that the voluntary expense limitations of 1.15%, 1.30% and 1.40% for Class 1, Class 2 and Class 3 share, respectively, would continue for another year.

The Board considered that the Portfolio underperformed its Lipper peer index and that the Portfolio's performance was below the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board considered that the Portfolio has multiple Subadvisers and that one Subadviser has been subjected to heightened monitoring by management due to performance. The Board considered management's discussions and concluded that the Portfolio's performance was being addressed.

SEASONS SERIES TRUST
APPROVAL OF ADVISORY CONTRACTS — (unaudited) (continued)

•  Stock Portfolio (subadvised by T. Rowe Price). The Board considered that the Portfolio's actual advisory fees and total expenses were above the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio's subadvisory fees were above the medians of its Subadviser Expense Group/Universe. The Board considered management's report that the Portfolio is not available on a stand-alone basis and is only offered through the "Strategies" offered through the insurance product.

The Board considered that the Portfolio outperformed its Lipper peer index for the one-, three- and five-year periods. The Board also considered that the Portfolio's performance was above the medians of its Portfolio Group/Universe for the one- and three-year periods. It was also noted that the Portfolio's performance was inline with the median performance of its Performance Group and above the median of its Performance Universe for the five-year period. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

Cost of Services & Benefits Derived. With respect to indirect costs and benefits, the Board was informed, based on management's judgment, that any indirect costs incurred by SAAMCo in connection with rendering investment advisory services to the Trust were inconsequential to the analysis of the adequacy of the advisory fees, and that any collateral benefits derived as a result of providing advisory services to the Trust were de minimis and did not impact upon the reasonableness of the advisory fee. The Board considered that SAAMCo is paid an administrative services fee of up to 0.04% of the average daily net asset value of the Trust's Portfolios pursuant to an arrangement between SAAMCo and certain affiliated life insurance companies (the "Life Companies").

In connection with benefits derived from the Trust, the Board considered that the Life Companies may benefit as a result of their direct ownership of the Portfolios' shares, which amounts may be material. It was noted that in calculating their corporate income tax liability as insurance companies, the Life Companies, as corporate mutual fund shareholders, may exclude a portion of the ordinary dividends paid by underlying U.S. equities in the Portfolios to the same extent the Portfolios receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, the Life Companies may also rely on foreign tax credits with respect to certain foreign securities held in applicable Portfolios. Finally, the Board considered that the Life Companies receive financial support from SAAMCo and certain Subadvisers for distribution-related activities, including administrative, marketing and other servicing activities, including payments to help offset costs for marketing activities and training (including training of registered representatives of SunAmerica Capital Services, Inc., an affiliate of SAAMCo) to support sales of the Portfolios, as well as occasional gifts, entertainment or other compensation as incentives. It was noted that such payments may be derived from 12b-1 (service) fees that are deducted directly from the assets of the Portfolios or from investment management fees received by SAAMCo or the Subadvisers.

The Board concluded that any benefits that SAAMCo and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolios were reasonable.

Profitability and Economies of Scale. The Board received information related to SAAMCo's profitability with respect to the services it provides to the Trust's Portfolios. The profitability analysis reflected the relationship between SAAMCo and SunAmerica Annuity and Life Assurance Company ("SAAL") that provides that SAAMCo contributes the profits earned through its management of the Portfolios of the Trust to SAAL. The Board also considered that SAAMCo has entered into an agreement with The United States Life Insurance Company in the City of New York ("USLIC") (formerly, First SunAmerica Life Insurance Company) wherein SAAMCo pays USLIC a fee to perform certain administrative services for the benefit of certain variable annuity contract owners. The Board determined that the profitability to SAAMCo in connection with its relationship to the Trust was reasonable.

It was noted that the subadvisory fees paid pursuant to the Subadvisory Agreements are paid by SAAMCo out of the advisory fees that it receives under the Advisory Agreement. The Trustees also relied on the ability of SAAMCo to negotiate the Subadvisory Agreements and the fees thereunder at arm's length. It was noted that SAAMCo reviewed a number of factors in determining appropriate subadvisory fees payable to each Subadviser. Such factors include review of (1) style class peers

SEASONS SERIES TRUST
APPROVAL OF ADVISORY CONTRACTS — (unaudited) (continued)

primarily within the variable annuity universe; (2) key competitor analysis; (3) portfolio analysis; (4) product suitability; and (5) special considerations such as competitor subaccount characteristics, uniqueness of the product and the manager's prestige. The Board determined that the profitability to each Subadviser in connection with its relationship with the respective Portfolios is therefore not a material factor in their consideration of the Subadvisory Agreements.

The Board also received and considered information regarding the ability of the Portfolios to achieve economies of scale. It was noted that the advisory fees of nearly all Portfolios contain breakpoints that will reduce the fees paid by a Portfolio as its assets increase. The Board also considered that SAAMCo has voluntarily agreed to waive fees in certain instances, which was noted earlier in the discussion of fees. It was noted that as a result of being part of a complex of mutual funds advised or administered by SAAMCo, the Trust is able to share common resources and may share certain expenses, which could result in the Portfolio experiencing lower expenses than they otherwise would achieve if the Trust was a stand-alone entity. The Board considered that management believed that the Portfolios' existing fee schedules and the fee schedules for those Portfolios which management proposed reductions or waivers reflect the economics of scale inherent in providing investment advice to a Portfolio in its particular asset category and asset size. The Board concluded that any potential economies of scale are currently being shared between the Trust and SAAMCo in an appropriate manner.

The Board considered that certain Subadvisory Agreements also contain breakpoints in the fee schedules, however, since SAAMCo, and not the Trust, is responsible for the payment of the fees pursuant to the Subadvisory Agreements, the Trust does not directly benefit from any reduction in subadvisory fee rates. For similar reasons as stated above with respect to the Subadvisers' profitability and the costs of their providing services, the Board concluded that the potential for economies of scale in the Subadvisers' management of the Portfolios are not a material factor in its consideration at this time.

Terms of Advisory Contracts. The Board, including the Independent Trustees, reviewed the terms of the Advisory Contracts including the duties and responsibilities undertaken by SAAMCo and the Subadvisers as discussed above. The Board considered that SAAMCo pays all of its own expenses in connection with the performance of its duties, as well as the salaries, fees and expenses of any officers of the Trust who are employees of SAAMCo. The Board also reviewed the terms of payment for services rendered and noted that SAAMCo compensates the Subadvisers out of the fees it receives from the Trust. The Board noted that each Subadvisory Agreement provides that the Subadviser will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered other terms and conditions of the Advisory Contracts.

Conclusions. In reaching its decision to recommend the renewal of the Advisory Contracts, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee attributes different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that SAAMCo and the Subadvisers possess the capability and resources to perform the duties required of it under their respective Advisory Contracts.

Further, based upon its review of the Advisory Contracts, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the Advisory Contracts are reasonable, fair and in the best interest of the Portfolios and their shareholders, and (2) the advisory fee rates and subadvisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

SEASONS SERIES TRUST

Supplement to the Statutory Prospectus dated July 30, 2012

Effective immediately, for the following portfolios:

Diversified Fixed Income Portfolio in the section titled "PORTFOLIO SUMMARY" under the heading "Investment Adviser," with respect to the portfolio manager disclosure for PineBridge Investment LLC ("PineBridge"), all reference to Tim Lindvall is deleted in its entirety.

In the section titled "MANAGEMENT," under the "Information about the Subadvisers" in the portfolio manager information for PineBridge for the Diversified Fixed Income Portfolio, all reference to Tim Lindvall is deleted in its entirety.

International Equity Portfolio in the section titled "PORTFOLIO SUMMARY" under the heading "Investment Adviser," the portfolio manager disclosure for PineBridge is supplemented with the following:

Name	Portfolio Manager of the Portfolio Since	Title
Sheedsa Ali	2012	Vice President and Portfolio Manager/Global Equities

In the Management section under Information about the Subadvisers the portfolio manager information for PineBridge for the International Equity Portfolio is deleted in its entirety and replaced with the following:

"A portion of the International Equity Portfolio is managed by Michael J. Kelly, Kate Faraday and Sheedsa Ali. Mr. Kelly, Managing Director, Global Head of Asset Allocation, joined PineBridge in 1999. In his current role, Mr. Kelly is responsible for the development and management of structured equity products worldwide and the expansion of PineBridge's capabilities for institutional pension fund advisory and retail orientated asset allocation vehicles. Ms. Faraday, Vice President and Portfolio Manager/Trader, Structured Equity, is responsible for portfolio management and trading on the group's passive and research enhanced strategies. Ms. Faraday joined the PineBridge in 2007. From 2004 to 2006, Ms. Faraday was an equity trader at KR Capital Advisors. Ms. Ali, Vice President and Portfolio Manager/Global Equities, joined PineBridge in 2005 and is part of the investment team for the Research Enhanced Products. Ms. Ali is responsible for quantitative model research, developments and enhancements, portfolio construction, R&D for global enhanced index products."

Dated:  August 10, 2012

Version: Combined Master

This Supplement is not a part of the Semiannual Report

SEASONS SERIES TRUST

Supplement to the Statutory Prospectus dated July 30, 2012

Effective November 19, 2012, SunAmerica Asset Management Corp ("SAAMCo") will no longer directly manage the Focus Growth Portfolio (the "Portfolio"). SAAMCo will continue to be the Portfolio's investment adviser. The day-to-day management of the portion of the Portfolio's assets formerly managed by SAAMCo will be allocated equally between the Portfolio's two sub-advisers, Janus Capital Management, LLC ("Janus") and Marsico Capital Management, LLC ("Marsico"). The prospectus is amended as follows to reflect this change:

In the Portfolio Summary, the information under Principal Investment Strategies of the Portfolio, is deleted in its entirely and replaced with the following:

The Portfolio attempts to achieve its investment goal by investing in equity securities selected on the basis of growth criteria, without regard to market capitalization.

The Portfolio offers you access to two different professional managers. The Portfolio utilizes a "focus" strategy, which means each manager actively invests in a small number of holdings which constitute some of its favorite stock-picking ideas at any given moment. A focus strategy reflects the belief that, over time, the performance of most investment managers' "highest confidence" stocks exceeds that of their more diversified portfolios.

Each subadviser will generally invest in up to 15 securities, and the Portfolio will generally hold up to a total of 30 securities. Examples of when the Portfolio may hold more than the specified number of securities include, but are not limited to, re-balancing or purchase and sale transactions, including following the employment of a new subadviser to manage the Portfolio or a portion of the Portfolio. In this situation the new subadviser may be selling securities and buying new securities at the same time, resulting in the Portfolio holding more than its usual number of holdings. Each subadviser may invest in additional financial instruments for the purpose of cash management or to hedge a security position. The Portfolio is non-diversified.

The subadvisers may engage in frequent and active trading of portfolio securities.

In the Portfolio Summary, under Investment Adviser, all reference to SAAMCo's portfolio manager, Dan Lew, CFA, is deleted in its entirety. In addition, the first paragraph under Investment Adviser is deleted in its entirety and replaced with the following:

The Portfolio's investment adviser is SunAmerica Asset Management Corp. ("SAAMCo"). The Portfolio is subadvised by Janus Capital Management, LLC ("Janus") and Marsico Capital Management, LLC ("Marsico").

In the Management section under Information about the Investment Adviser's Management of Certain Portfolios, all reference to Dan Lew as manager of the Portfolio is deleted.

Date:  November 16, 2012

Versions: Combined Master

This Supplement is not a part of the Semiannual Report

SEASONS SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust's Portfolios which is available in the Trust's Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how Seasons Series Trust Portfolios voted proxies related to securities held in Seasons Series Trust Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust's Forms N-Q are available on the U.S. Securities and Exchange Commission's website at www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

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1 Sun America Center
Los Angeles, CA 90067-6022

CHANGE SERVICE REQUESTED

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ZIP CODE 10014

J-1906-SAR.9 (11/12)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Seasons Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President
Date: December 7, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President
Date: December 7, 2012

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer
Date: December 7, 2012